UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23235
Morningstar Funds Trust
(Exact name of registrant as specified in charter)

Morningstar Funds Turst
22 W. Washington Street
Chicago, IL 60602
(Address of principal executive offices)(Zip Code)

D. Scott Schilling
Morningstar Funds Trust
22 W. Washington Street
Chicago, IL 60602

With a copy to:

Eric S. Purple
Stradley Ronon Stevens & Young, LLP
2000 K Street N.W. Suite 700
Washington, District of Columbia, 20006
(Name and address of agent for service)
Registrant's telephone number, including area code:
(312) 696-6000
Date of fiscal year end:
April 30
Date of reporting period:
April 30, 2025
Item 1. Reports to Stockholders.
(a) The Report to Shareholders is attached herewith.
(b) Not Applicable.
Morningstar U.S. Equity Fund
Institutional/MSTQX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Morningstar U.S. Equity Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877-626-3224.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment[1]
Morningstar U.S. Equity Fund	$88	0.84%
[1]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Morningstar U.S. Equity Fund (Institutional/MSTQX) returned 8.58% for the 12 months ended April 30, 2025. The Fund underperformed its benchmark, the Morningstar U.S. Market Index, which returned 11.51%.
TOP PERFORMANCE CONTRIBUTORS
The position in Midstream Energy stocks delivered strong returns in this period.
The dedicated US Bank stock investment, which was held for part of this period, produced strong returns, contributing to performance.
An overweight to the Utilities sector, which returned more than the broad market, was additive to relative performance.
TOP PERFORMANCE DETRACTORS
An overweight to small and mid cap stocks detracted from performance.
An underweight to the Information Technology sector and unfavorable stock selection within the sector dragged on relative performance.
Poor stock selection in Consumer sector detracted from relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Fund since its inception on November 2, 2018. Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	Since Inception
Morningstar U.S. Equity Fund	8.58%	14.64%	10.18%
Morningstar U.S. Market Index	11.51%	15.18%	12.93%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit https://connect.rightprospectus.com/Morningstar for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics as of April 30, 2025
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,604,294,273
Total number of portfolio holdings	492
Total advisory fees paid (after waiver/reimbursement)	$10,737,966
Portfolio turnover rate	33%
Graphical Representation of Holdings as of April 30, 2025
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Common Stocks	89.5%
Investment Companies	8.6%
Short-Term Investments	2.5%
Master Limited Partnerships	0.3%
Sector Allocation
Changes in and Disagreements with Accountants
Effective February 13, 2025, Ernst & Young (“EY”) resigned and therefore ceased to serve as the independent registered public accounting firm of the Morningstar Funds Trust (the “Trust”). The Board of Trustees of the Trust (the “Board”) and the Audit Committee of the Board, approved Cohen & Company, Ltd. (“Cohen”) to serve as the new independent registered public accounting firm of the Trust for the fiscal year ending April 30, 2025.
There were no disagreements with EY during the Fund's fiscal years ended April 30, 2023 and April 30, 2024, or for the interim period from May 1, 2024 through February 13, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877-626-3224.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-626-3224 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Morningstar.
Morningstar Funds
Morningstar International Equity Fund
Institutional/MSTFX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Morningstar International Equity Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877-626-3224.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment[1]
Morningstar International Equity Fund	$104	0.99%
[1]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Morningstar International Equity Fund (Institutional/MSTFX) returned 9.31% for the 12 months ended April 30, 2025. The Fund underperformed its benchmark, the Morningstar Global Markets ex U.S. Index, which returned 11.03%.
TOP PERFORMANCE CONTRIBUTORS
A dedicated position in Chinese internet companies posted strong returns, contributing to performance in the period.
Favorable stock selection in the Health Care sector contributed to relative performance.
An underweight to India, and favorable stock selection within the country, added to relative performance.
TOP PERFORMANCE DETRACTORS
A dedicated position in Global Energy stocks lost value in the period, trailing the positive returns of the Fund’s index.
An underweight to the Financial Services sector, and unfavorable stock selection within that sector, detracted from relative performance.
Unfavorable stock selection within the Industrials sector was a drag on relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Fund since its inception on November 2, 2018. Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	Since Inception
Morningstar International Equity Fund	9.31%	10.04%	5.95%
Morningstar Global Markets ex U.S. Index	11.03%	10.13%	6.75%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit https://connect.rightprospectus.com/Morningstar for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics as of April 30, 2025
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$881,880,749
Total number of portfolio holdings	638
Total advisory fees paid (after waiver/reimbursement)	$6,279,053
Portfolio turnover rate	41%
Graphical Representation of Holdings as of April 30, 2025
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Common Stocks	94.6%
Short-Term Investments	4.8%
Other less than 2% each	2.2%
Sector Allocation
Region Diversification
Changes in and Disagreements with Accountants
Effective February 13, 2025, Ernst & Young (“EY”) resigned and therefore ceased to serve as the independent registered public accounting firm of the Morningstar Funds Trust (the “Trust”). The Board of Trustees of the Trust (the “Board”) and the Audit Committee of the Board, approved Cohen & Company, Ltd. (“Cohen”) to serve as the new independent registered public accounting firm of the Trust for the fiscal year ending April 30, 2025.
There were no disagreements with EY during the Fund's fiscal years ended April 30, 2023 and April 30, 2024, or for the interim period from May 1, 2024 through February 13, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877-626-3224.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-626-3224 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Morningstar.
Morningstar Funds
Morningstar Global Income Fund
Institutional/MSTGX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Morningstar Global Income Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877-626-3224.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment[1]
Morningstar Global Income Fund	$76	0.73%
[1]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Morningstar Global Income Fund (Institutional/MSTGX) returned 9.58% for the 12 months ended April 30, 2025. The Fund underperformed its benchmark, the Morningstar Global Income Blended Index, which returned 10.03%.
TOP PERFORMANCE CONTRIBUTORS
International Dividend Equity: An overweight position to International equities were a tailwind.
U.S. Dividend Equity: The Fund’s exposure to U.S. dividend equities contributed to relative results.
Intermediate-Term Treasury: An overweight position added to portfolio relative performance.
TOP PERFORMANCE DETRACTORS
Short-term Treasury: The Fund’s position to U.S. Short-term Treasury hurt benchmark relative results.
Long-term Treasury: The Fund’s allocation to U.S. Long-term Treasury detracted from portfolio returns.
REITs: An overweight position in U.S. REITs detracted from portfolio returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Fund since its inception on November 2, 2018. Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	Since Inception
Morningstar Global Income Fund	9.58%	7.25%	5.66%
Morningstar Global Income Blended Index	10.03%	7.99%	6.76%
Morningstar Global Markets NR Index*	11.03%	12.75%	9.91%

*Effective July 24, 2024, the Fund changed its broad-based securities market benchmark from the Morningstar Global Income Blended Index to the Morningstar Global Markets NR Index in connection with new regulatory requirements.

Performance data quoted represents past performance; past performance does not guarantee future results.
Visit https://connect.rightprospectus.com/Morningstar for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics as of April 30, 2025
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$139,826,755
Total number of portfolio holdings	520
Total advisory fees paid (after waiver/reimbursement)	$576,509
Portfolio turnover rate	75%
Graphical Representation of Holdings as of April 30, 2025
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Common Stocks	43.5%
Investment Companies	16.4%
Mortgage-Backed Securities	8.3%
Corporate Bonds	7.5%
Short-Term Investments	6.1%
Term Loans	6.1%
Foreign Issuer Bonds	5.3%
Asset-Backed Securities	3.5%
Master Limited Partnerships	3.5%
Other less than 2% each	0.1%
Sector Allocation
Region Diversification
Changes in and Disagreements with Accountants
Effective February 13, 2025, Ernst & Young (“EY”) resigned and therefore ceased to serve as the independent registered public accounting firm of the Morningstar Funds Trust (the “Trust”). The Board of Trustees of the Trust (the “Board”) and the Audit Committee of the Board, approved Cohen & Company, Ltd. (“Cohen”) to serve as the new independent registered public accounting firm of the Trust for the fiscal year ending April 30, 2025.
There were no disagreements with EY during the Fund's fiscal years ended April 30, 2023 and April 30, 2024, or for the interim period from May 1, 2024 through February 13, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877-626-3224.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-626-3224 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Morningstar.
Morningstar Funds
Morningstar Total Return Bond Fund
Institutional/MSTRX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Morningstar Total Return Bond Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877-626-3224.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment[1]
Morningstar Total Return Bond Fund	$55	0.53%
[1]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Morningstar Total Return Bond Fund (Institutional/MSTRX) returned 7.53% for the 12 months ended April 30, 2025. The Fund underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 8.02%.
TOP PERFORMANCE CONTRIBUTORS
Mortgage-Backed Securities: An overweight position to U.S. mortgage-backed securities was a tailwind.
Long-term Treasury: Dedicated long-term treasuries outperformed the benchmark.
TOP PERFORMANCE DETRACTORS
Short-term Treasury: An overweight position to U.S. Short-term Treasury hurt benchmark relative results.
Investment-grade Corporate: An underweight position in U.S. corporate bonds detracted from portfolio returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Fund since its inception on November 2, 2018. Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	Since Inception
Morningstar Total Return Bond Fund	7.53%	(0.64)%	1.77%
Bloomberg U.S. Aggregate Bond Index	8.02%	(0.67)%	1.95%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit https://connect.rightprospectus.com/Morningstar for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics as of April 30, 2025
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$877,400,976
Total number of portfolio holdings	1,533
Total advisory fees paid (after waiver/reimbursement)	$2,465,519
Portfolio turnover rate	361%
Graphical Representation of Holdings as of April 30, 2025
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Investment Companies	60.6%
Mortgage-Backed Securities	21.0%
Corporate Bonds	9.9%
U.S. Government Obligations	8.6%
Short-Term Investments	5.4%
Foreign Issuer Bonds	2.8%
Other less than 2% each	1.0%
Sector Allocation
Material Fund Changes
Effective November 12, 2024,  Western Asset Management LLC was terminated as a subadviser for the Fund. In addition, effective May 20, 2025, Guggenheim Partners Investment Management, LLC began serving as a subadviser to the Fund.
The above is a summary of material changes to the Fund since April 30, 2024. For more complete information,  you may review the Fund’s next prospectus, which we expect to be available by August 31, 2025 at https://connect.rightprospectus.com/Morningstar, or upon request at 877-626-3224.
Changes in and Disagreements with Accountants
Effective February 13, 2025, Ernst & Young (“EY”) resigned and therefore ceased to serve as the independent registered public accounting firm of the Morningstar Funds Trust (the “Trust”). The Board of Trustees of the Trust (the “Board”) and the Audit Committee of the Board, approved Cohen & Company, Ltd. (“Cohen”) to serve as the new independent registered public accounting firm of the Trust for the fiscal year ending April 30, 2025.
There were no disagreements with EY during the Fund's fiscal years ended April 30, 2023 and April 30, 2024, or for the interim period from May 1, 2024 through February 13, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877-626-3224.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-626-3224 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Morningstar.
Morningstar Funds
Morningstar Municipal Bond Fund
Institutional/MSTPX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Morningstar Municipal Bond Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877-626-3224.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment[1]
Morningstar Municipal Bond Fund	$59	0.58%
[1]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Morningstar Municipal Bond Fund (Institutional/MSTPX) returned 2.06% for the 12 months ended April 30, 2025. The Fund narrowly underperformed its benchmark, the Morningstar Municipal Bond Blended Index, which returned 2.21%.
TOP PERFORMANCE CONTRIBUTORS
Short Duration Municipal Bonds: The Fund’s short-term municipal strategy outperformed the benchmark as shorter duration municipal bonds outperformed during the period.
Security Selection: Both subadvisers outperformed their targets due to security selection.
TOP PERFORMANCE DETRACTORS
High Yield Municipal Bonds: The Fund did not take full advantage of a rally in high-yield municipal bonds due to conservatism on the part of its subadvisers.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Fund since its inception on November 2, 2018. Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	Since Inception
Morningstar Municipal Bond Fund	2.06%	1.69%	2.05%
Morningstar Municipal Bond Blended Index	2.21%	1.25%	1.73%
Bloomberg Municipal Bond Index*	1.66%	1.17%	2.14%

*Effective July 24, 2024, the Fund changed its broad-based securities market benchmark from the Morningstar Municipal Bond Blended Index to the Bloomberg Municipal Bond Index in connection with new regulatory requirements.

Performance data quoted represents past performance; past performance does not guarantee future results.
Visit https://connect.rightprospectus.com/Morningstar for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics as of April 30, 2025
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$305,432,569
Total number of portfolio holdings	706
Total advisory fees paid (after waiver/reimbursement)	$1,136,087
Portfolio turnover rate	28%
Graphical Representation of Holdings as of April 30, 2025
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Municipal Bonds	87.4%
Short-Term Investments	12.4%
Municipal Issue Type Allocation
Changes in and Disagreements with Accountants
Effective February 13, 2025, Ernst & Young (“EY”) resigned and therefore ceased to serve as the independent registered public accounting firm of the Morningstar Funds Trust (the “Trust”). The Board of Trustees of the Trust (the “Board”) and the Audit Committee of the Board, approved Cohen & Company, Ltd. (“Cohen”) to serve as the new independent registered public accounting firm of the Trust for the fiscal year ending April 30, 2025.
There were no disagreements with EY during the Fund's fiscal years ended April 30, 2023 and April 30, 2024, or for the interim period from May 1, 2024 through February 13, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877-626-3224.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-626-3224 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Morningstar.
Morningstar Funds
Morningstar Defensive Bond Fund
Institutional/MSTBX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Morningstar Defensive Bond Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877-626-3224.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment[1]
Morningstar Defensive Bond Fund	$50	0.48%
[1]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Morningstar Defensive Bond Fund (Institutional/MSTBX) returned 7.41% for the 12 months ended April 30, 2025. The Fund outperformed its benchmark, the Bloomberg U.S. Aggregate 1-3 Year Index, which returned 6.76%.
TOP PERFORMANCE CONTRIBUTORS
Mortgage-Backed Securities: An overweight position to U.S. mortgage-backed securities was a tailwind.
Asset-Backed Securities: The Fund’s overweight to ABS contributed to the positive relative results.
Commercial Mortgage-Backed Securities: An overweight position added to portfolio relative performance.
TOP PERFORMANCE DETRACTORS
Short-term Treasury: The Fund’s position to U.S. Short-term Treasury hurt benchmark relative results.
Investment-grade Corporate: An underweight position in U.S. corporate bonds detracted from portfolio returns.
Cash: The Fund’s allocation to cash detracted from portfolio returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Fund since its inception on November 2, 2018. Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	Since Inception
Morningstar Defensive Bond Fund	7.41%	2.68%	2.87%
Bloomberg U.S. Aggregate 1-3 Year Index	6.76%	1.54%	2.34%
Bloomberg U.S. Aggregate Bond Index	8.02%	(0.67)%	1.95%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit https://connect.rightprospectus.com/Morningstar for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics as of April 30, 2025
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$112,661,253
Total number of portfolio holdings	212
Total advisory fees paid (after waiver/reimbursement)	$183,410
Portfolio turnover rate	31%
Graphical Representation of Holdings as of April 30, 2025
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Investment Companies	40.0%
Mortgage-Backed Securities	25.1%
Short-Term Investments	16.4%
Asset-Backed Securities	9.2%
U.S. Government Obligations	4.8%
Corporate Bonds	4.3%
Other less than 2% each	1.4%
Sector Allocation
Changes in and Disagreements with Accountants
Effective February 13, 2025, Ernst & Young (“EY”) resigned and therefore ceased to serve as the independent registered public accounting firm of the Morningstar Funds Trust (the “Trust”). The Board of Trustees of the Trust (the “Board”) and the Audit Committee of the Board, approved Cohen & Company, Ltd. (“Cohen”) to serve as the new independent registered public accounting firm of the Trust for the fiscal year ending April 30, 2025.
There were no disagreements with EY during the Fund's fiscal years ended April 30, 2023 and April 30, 2024, or for the interim period from May 1, 2024 through February 13, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877-626-3224.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-626-3224 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Morningstar.
Morningstar Funds
Morningstar Multisector Bond Fund
Institutional/MSTMX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Morningstar Multisector Bond Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877-626-3224.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment[1]
Morningstar Multisector Bond Fund	$82	0.79%
[1]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Morningstar Multisector Bond Fund (Institutional/MSTMX) returned 8.84% for the 12 months ended April 30, 2025. The Fund’s return slightly underperformed its benchmark, the Bloomberg Multisector Bond Blended Index, which returned 8.99%.
TOP PERFORMANCE CONTRIBUTORS
U.S. High Yield: The Fund’s exposure to high yield bonds contributed to performance.
Local Currency Emerging Market Debt: The Fund’s exposure to Local Currency Emerging Market bonds boosted relative results.
Non-U.S. Dollar: The Fund’s exposure to non-U.S. currencies, specifically in emerging markets, benefitted performance.
TOP PERFORMANCE DETRACTORS
USD Emerging Market Debt: The Fund’s position in hard currency Emerging Market Debt hurt benchmark relative results.
Investment-grade Corporate Bonds: The Fund’s overweight to U.S. Corporate Bonds detracted from portfolio returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Fund since its inception on November 2, 2018. Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	Since Inception
Morningstar Multisector Bond Fund	8.84%	3.21%	2.58%
Bloomberg Multisector Bond Blended Index	8.99%	4.20%	3.57%
Bloomberg U.S. Aggregate Bond Index*	8.02%	(0.67)%	1.95%

*Effective July 24, 2024, the Fund changed its broad-based securities market benchmark from the Morningstar Multisector Bond Blended Index to the Bloomberg U.S. Aggregate Bond Index in connection with new regulatory requirements.

Performance data quoted represents past performance; past performance does not guarantee future results.
Visit https://connect.rightprospectus.com/Morningstar for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics as of April 30, 2025
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$175,390,353
Total number of portfolio holdings	1,397
Total advisory fees paid (after waiver/reimbursement)	$713,553
Portfolio turnover rate	177%
Graphical Representation of Holdings as of April 30, 2025
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Foreign Issuer Bonds	45.2%
Corporate Bonds	41.6%
Short-Term Investments	5.1%
Term Loans	2.4%
Other less than 2% each	4.3%
Sector Allocation
Region Diversification
Changes in and Disagreements with Accountants
Effective February 13, 2025, Ernst & Young (“EY”) resigned and therefore ceased to serve as the independent registered public accounting firm of the Morningstar Funds Trust (the “Trust”). The Board of Trustees of the Trust (the “Board”) and the Audit Committee of the Board, approved Cohen & Company, Ltd. (“Cohen”) to serve as the new independent registered public accounting firm of the Trust for the fiscal year ending April 30, 2025.
There were no disagreements with EY during the Fund's fiscal years ended April 30, 2023 and April 30, 2024, or for the interim period from May 1, 2024 through February 13, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877-626-3224.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-626-3224 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Morningstar.
Morningstar Funds
Morningstar Global Opportunistic Equity Fund
Institutional/MSTSX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Morningstar Global Opportunistic Equity Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877-626-3224.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Morningstar Global Opportunistic Equity Fund	$76	0.72%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Morningstar Global Opportunistic Equity Fund (Institutional/MSTSX) returned 10.22% for the 12 months ended April 30, 2025. The Fund underperformed its benchmark, the Morningstar Global Markets NR Index, which returned 11.03%.
TOP PERFORMANCE CONTRIBUTORS
Chinese Equities: An overweight position to Chinese internet companies was a tailwind.
U.S. Banks: A position in U.S. Bank stocks outperformed.
Utilities: Being overweight U.S. Utility companies boosted relative returns.
TOP PERFORMANCE DETRACTORS
U.S. Health Care: An overweight position to U.S. Health Care companies dragged down relative returns.
U.S. Small Caps: The Fund's position in U.S. Small Cap companies trailed the benchmark.
Cash: Owning cash in the Fund was a headwind given the robust returns in equity markets.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Fund since its inception on November 2, 2018. Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	Since Inception
Morningstar Global Opportunistic Equity Fund	10.22%	10.94%	7.91%
Morningstar Global Markets NR Index	11.03%	12.75%	9.91%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit https://connect.rightprospectus.com/Morningstar for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics as of April 30, 2025
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$297,393,802
Total number of portfolio holdings	216
Total advisory fees paid	$1,468,556
Portfolio turnover rate	58%
Graphical Representation of Holdings as of April 30, 2025
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Investment Companies	52.8%
Common Stocks	44.1%
Short-Term Investments	7.1%
Sector Allocation
Region Diversification
Changes in and Disagreements with Accountants
Effective February 13, 2025, Ernst & Young (“EY”) resigned and therefore ceased to serve as the independent registered public accounting firm of the Morningstar Funds Trust (the “Trust”). The Board of Trustees of the Trust (the “Board”) and the Audit Committee of the Board, approved Cohen & Company, Ltd. (“Cohen”) to serve as the new independent registered public accounting firm of the Trust for the fiscal year ending April 30, 2025.
There were no disagreements with EY during the Fund's fiscal years ended April 30, 2023 and April 30, 2024, or for the interim period from May 1, 2024 through February 13, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877-626-3224.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-626-3224 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Morningstar.
Morningstar Funds
Morningstar Alternatives Fund
Institutional/MSTVX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the Morningstar Alternatives Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877-626-3224.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment[1]
Morningstar Alternatives Fund	$143	1.38%
[1]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Morningstar Alternatives Fund (Institutional/MSTVX) returned 7.55% for the 12 months ended April 30, 2025. The Fund outperformed its benchmark, the Morningstar U.S. Cash T-Bill TR USD Index, which returned 4.97%.
TOP PERFORMANCE CONTRIBUTORS
Convertible Arbitrage: The Fund’s convertible arbitrage manager generated solid returns from income, volatility monetization, and price appreciation.
Systematic Multi-Strategy: The Fund’s systematic multi-strategy manager also generated strong returns, with various sub-strategies contributing to performance.
Merger Arbitrage: The Fund’s merger arbitrage strategy delivered good returns in a challenging M&A environment.
TOP PERFORMANCE DETRACTORS
Long-Short Equity Exposure: Exposure to a long-short equity strategy weighed on benchmark-relative performance.
Cash Exposure: The Fund holds a modest allocation to cash which can weigh on absolute performance during up markets.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Fund since its inception on November 2, 2018. Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	Since Inception
Morningstar Alternatives Fund	7.55%	4.66%	4.08%
Morningstar U.S. Cash T-Bill TR USD Index	4.97%	2.69%	2.54%
Bloomberg U.S. Aggregate Bond Index	8.02%	(0.67)%	1.95%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit https://connect.rightprospectus.com/Morningstar for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics as of April 30, 2025
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$208,943,292
Total number of portfolio holdings	2,291
Total advisory fees paid (after waiver/reimbursement)	$1,539,253
Portfolio turnover rate	213%
Graphical Representation of Holdings as of April 30, 2025
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Contracts for Difference - Long	26.5%
Common Stocks	21.7%
Convertible Bonds	19.5%
Corporate Bonds	18.9%
Short-Term Investments	18.8%
Mortgage-Backed Securities	14.3%
Convertible Preferred Stocks	2.5%
Foreign Issuer Bonds	2.4%
Other less than 2% each	2.2%
Common Stocks Sold Short	(9.5)%
Contracts for Difference - Short	(24.8)%
Sector Allocation
Changes in and Disagreements with Accountants
Effective February 13, 2025, Ernst & Young (“EY”) resigned and therefore ceased to serve as the independent registered public accounting firm of the Morningstar Funds Trust (the “Trust”). The Board of Trustees of the Trust (the “Board”) and the Audit Committee of the Board, approved Cohen & Company, Ltd. (“Cohen”) to serve as the new independent registered public accounting firm of the Trust for the fiscal year ending April 30, 2025.
There were no disagreements with EY during the Fund's fiscal years ended April 30, 2023 and April 30, 2024, or for the interim period from May 1, 2024 through February 13, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877-626-3224.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-626-3224 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Morningstar.
Morningstar Funds

Item 2. Code of Ethics.

(a) As of April 30, 2025, the registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the "Code of Ethics").

(c) The registrant has not amended its Code of Ethics during the period covered by this report.

(d) The registrant has not granted any waivers, including any implicit waivers, from any provisions of its Code of Ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR), serving on its audit committee. Barry P. Benjamin and Theresa Hamacher are the “audit committee financial experts” and are “independent” (as each term is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the registrant’s Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

Item 4(a): Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s independent registered public accounting firm, Cohen & Company, Ltd. ("Cohen & Co"), effective February 14, 2025, and the registrant’s former independent registered public accounting firm, and Ernst & Young LLP (“E&Y”), prior to February 14, 2025, for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are $340,000 in 2025 and $466,400 in 2024. The fees paid in 2025 and 2024 relate to services provided by Cohen & Company, Ltd. and Ernst & Young, respectively.

Item 4(b): Audit-Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services by Cohen & Co and E&Y that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are NONE in 2025 and NONE in 2024.

Item 4(c): Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered by Cohen & Co and E&Y for RIC tax compliance and diversification review, tax advice and tax return review are $50,500 in 2025 and $176,074 in 2024. The fees paid in 2025 and 2024 relate to services provided by Cohen & Company, Ltd. and Ernst & Young, respectively.

The aggregate fees billed in each of the last two fiscal years for products and services provided by Cohen & Co and E&Y, other than the services reported in paragraphs (a) through (c) of this Item are NONE in 2025 and NONE in 2024.

Item 4(e)(1): Pre-Approval Policies and Procedures

Pursuant to the registrant’s Audit Committee Charter and Audit Committee Pre-Approval Policies and Procedures, each adopted on March 9, 2018 and amended most recently on June 21, 2023, the Audit Committee shall, to the extent required by applicable regulations, pre-approve (i) all audit, audit-related and permitted non-audit services rendered by the independent auditors, Cohen and Co and E&Y, to a series of the registrant (“Fund”) and (ii) all non-audit services rendered by the independent auditors to a Fund’s investment adviser and to certain of the investment adviser’s affiliates, as applicable. The Audit Committee has implemented policies and procedures by which such services may be pre-approved other than by the full Committee (for example, by any Committee member who is not an “interested person” of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”)).

Item 4(e)(2): Percentage of Fees Pre-Approved Pursuant to Waiver Provision of Paragraph (c)(7)(i)(C) of rule 2-01 of Regulation S-X

No percentage of Cohen & Co's or EY's fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Item 4(f): Work Performed by Persons Other than the Principal Accountant

The percentage of hours expended on the principal accountants' engagement to audit the registrant's financial statements for the fiscal year ended April 30, 2025 that were attributed to work performed by persons other than the principal accountant's full time, permanent employees was not greater than 50%.

Item 4(g): Aggregate Non-Audit Fees

The aggregate non-audit fees and services billed by Cohen & Co and E&Y for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last two fiscal years was $50,500 in 2025 and $176,074 in 2024. The fees paid in 2025 and 2024 relate to services provided by Cohen & Company, Ltd. and Ernst & Young, respectively.

Item 4(h): Non-Audit Services and Independent Accountant's Independence

The registrant’s Audit Committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining Cohen & Co's and E&Y’s independence in performing audit services.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant has elected to include the schedule of investments in securities of unaffiliated issuers in the financial statements filed under Item 7 of this report on Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

April 30, 2025
ANNUAL FINANCIAL STATEMENTS AND
ADDITIONAL INFORMATION
Morningstar Funds Trust

Morningstar U.S. Equity Fund
Morningstar International Equity Fund
Morningstar Global Income Fund
Morningstar Total Return Bond Fund
Morningstar Municipal Bond Fund
Morningstar Defensive Bond Fund
Morningstar Multisector Bond Fund
Morningstar Global Opportunistic Equity Fund
Morningstar Alternatives Fund

Morningstar Funds Trust April 30, 2025

Introduction
Morningstar Investment Management LLC launched an open end management investment company consisting of nine separate portfolios (each a "Fund") that span the investment opportunity set1. Most of these Funds are designed to provide exposure to a broad asset class, such as U.S. equities, while our active management of each Fund’s asset allocation, allocation to active managers (known as “subadvisers”), and exposures to Exchange-Traded Funds ("ETFs"), or individual equity securities allows us to adjust sub-asset class allocations based on our valuation views and those of the subadvisers.
Concept and Structure
We created the Morningstar Funds Trust using an open architecture, multimanager approach, selecting subadvisers we believed fit best with our investment philosophy and the investment objectives of each Morningstar Fund2. We have recommended subadvisers we believed were independent, skilled investors in their respective asset classes to manage the Funds and we continuously monitor such subadvisers to confirm that they continue to meet our standards.
Consistent with our investment approach, our asset allocation process for the Morningstar Funds is based on fundamentals and driven by valuations. We look for asset classes and sub-asset classes around the globe that, in our view, offer fundamental value relative to price. Allocations within each Fund are in line with what we believe to reflect the best risk-adjusted opportunities.
How to Read This Report
Unless stated otherwise, this report outlines the structure and performance of the assets comprised by the Morningstar Funds Trust from May 1, 2024, through April 30, 2025. Included are fund holdings, positioning and results of operations that may aid understanding of returns for the year.
1All references to "we" or "our" in this report refer to Morningstar Investment Management LLC.
2 Morningstar Funds Trust is an open end management investment company registered under the Investment Company Act of 1940 (as amended). Use of the term “Morningstar Funds” hereafter refers to Morningstar Funds Trust, or its individual series, as applicable.

Morningstar Funds Trust April 30, 2025

Morningstar Funds Trust April 30, 2025

Schedule of Investments
Morningstar U.S. Equity Fund

	Number of Shares	Value
Common Stocks – 89.5%
Advertising & Marketing – 0.0%(a)
Interpublic Group of Cos. (The), Inc.	4,395	$110,402
Omnicom Group, Inc.	1,999	152,244
Trade Desk (The), Inc., Class A*	2,089	112,033
		374,679
Aerospace & Defense – 3.1%
AAR Corp.*	27,191	1,453,631
Airbus S.E. ADR (France)	49,933	2,150,614
Boeing (The) Co.*	43,249	7,924,947
General Dynamics Corp.	28,787	7,833,518
Huntington Ingalls Industries, Inc.	16,539	3,809,593
Kratos Defense & Security Solutions, Inc.(b)*	24,600	831,111
L3Harris Technologies, Inc.	11,878	2,613,398
Loar Holdings, Inc.(b)*	9,451	893,876
Lockheed Martin Corp.	2,214	1,057,739
Moog, Inc., Class A	9,045	1,512,776
Northrop Grumman Corp.	11,378	5,535,397
RTX Corp.	108,091	13,633,518
TransDigm Group, Inc.	433	611,859
		49,861,977
Apparel & Textile Products – 0.1%
NIKE, Inc., Class B	8,074	455,374
Ralph Lauren Corp.	710	159,714
Skechers USA, Inc., Class A*	1,697	81,490
Tapestry, Inc.	1,976	139,604
		836,182
Asset Management – 1.3%
Ameriprise Financial, Inc.	357	168,154
Apollo Global Management, Inc.	1,832	250,031
Ares Capital Corp.	19,073	394,048
Blackrock, Inc.	5,860	5,357,564
Cohen & Steers, Inc.	27,026	2,062,624
Franklin Resources, Inc.	3,298	61,871
Hamilton Lane, Inc., Class A(b)	18,596	2,872,896
Invesco Ltd.	3,500	48,755
KKR & Co., Inc.	51,775	5,916,329
LPL Financial Holdings, Inc.	8,631	2,760,108
Raymond James Financial, Inc.	1,682	230,501
Stifel Financial Corp.	9,296	796,574
T. Rowe Price Group, Inc.	521	46,135
		20,965,590
	Number of Shares	Value
Automotive – 0.7%
Autoliv, Inc. (Sweden)	1,077	$100,409
BorgWarner, Inc.	3,344	94,903
General Motors Co.	8,451	382,323
Gentex Corp.(b)	6,321	137,671
Lear Corp.	12,844	1,101,373
Tesla, Inc.*	28,110	7,931,518
XPEL, Inc.(b)*	35,635	1,020,586
		10,768,783
Banking – 2.9%
Atlantic Union Bankshares Corp.	55,119	1,526,796
Bank of NT Butterfield & Son (The) Ltd. (Bermuda)	20,057	805,890
Bank OZK	51,392	2,189,299
Banner Corp.	25,596	1,564,939
Citigroup, Inc.	74,829	5,116,807
City Holding Co.(b)	13,491	1,563,202
Coastal Financial Corp.*	9,146	751,344
First Bancorp	38,801	1,569,889
JP Morgan Chase & Co.	60,471	14,792,416
National Bank Holdings Corp., Class A	31,741	1,147,755
Pinnacle Financial Partners, Inc.	23,564	2,362,055
PNC Financial Services Group (The), Inc.	33,781	5,428,269
Renasant Corp.	47,423	1,520,856
Seacoast Banking Corp. of Florida	64,401	1,526,948
Simmons First National Corp., Class A	80,090	1,494,479
Webster Financial Corp.	31,236	1,477,463
Wells Fargo & Co.	33,698	2,392,895
		47,231,302
Beverages – 0.9%
Brown-Forman Corp., Class B(b)	3,286	114,484
Diageo PLC (United Kingdom)	86,297	2,423,254
Monster Beverage Corp.*	110,842	6,663,821
PepsiCo, Inc.	40,815	5,533,698
		14,735,257
Biotechnology & Pharmaceuticals – 2.7%
AbbVie, Inc.	27,816	5,426,902
Amgen, Inc.	2,748	799,448
Biogen, Inc.*	498	60,298
Bristol-Myers Squibb Co.	6,874	345,075
Certara, Inc.*	164,690	2,282,603
Eli Lilly & Co.	5,692	5,116,823
Gilead Sciences, Inc.	9,717	1,035,249
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Biotechnology & Pharmaceuticals (Continued)
Johnson & Johnson	49,350	$7,713,899
Merck & Co., Inc.	42,415	3,613,758
Novo Nordisk A/S ADR (Denmark)	50,464	3,353,333
Pfizer, Inc.	230,914	5,636,611
Regeneron Pharmaceuticals, Inc.	907	543,075
Royalty Pharma PLC, Class A	8,587	281,825
United Therapeutics Corp.*	503	152,454
Vertex Pharmaceuticals, Inc.*	1,183	602,739
Zoetis, Inc.	43,981	6,878,628
		43,842,720
Cable & Satellite – 0.4%
Charter Communications, Inc., Class A(b)*	513	201,024
Comcast Corp., Class A	189,054	6,465,647
Sirius XM Holdings, Inc.(b)	2,810	60,190
		6,726,861
Chemicals – 1.5%
Ashland Global Holdings, Inc.	45,488	2,474,092
Avery Dennison Corp.	1,287	220,219
Axalta Coating Systems Ltd.*	3,137	101,952
Balchem Corp.	10,801	1,690,896
CF Industries Holdings, Inc.	1,107	86,756
Corteva, Inc.	28,669	1,777,191
DuPont de Nemours, Inc.	26,989	1,781,004
Eastman Chemical Co.	1,089	83,853
Hawkins, Inc.	11,473	1,397,182
Innospec, Inc.	9,147	818,474
LyondellBasell Industries N.V., Class A	1,194	69,503
PPG Industries, Inc.	666	72,501
Sensient Technologies Corp.	10,566	992,676
Sherwin-Williams (The) Co.	29,355	10,359,967
Stepan Co.	25,963	1,312,689
Westlake Corp.	596	55,088
		23,294,043
Commercial Support Services – 0.6%
Automatic Data Processing, Inc.	5,846	1,757,308
Casella Waste Systems, Inc., Class A*	41,931	4,924,796
Cintas Corp.	3,205	678,434
Insperity, Inc.	14,071	914,756
	Number of Shares	Value
Commercial Support Services (Continued)
Paychex, Inc.	1,368	$201,260
Robert Half, Inc.	1,479	65,520
Verra Mobility Corp.*	66,664	1,453,275
		9,995,349
Construction Materials – 0.5%
CRH PLC	30,615	2,921,283
Martin Marietta Materials, Inc.	4,248	2,225,867
Owens Corning	824	119,818
Trex Co., Inc.*	59,007	3,411,785
		8,678,753
Containers & Packaging – 0.1%
Amcor PLC	16,784	154,410
Crown Holdings, Inc.	1,058	101,917
Graphic Packaging Holding Co.	6,156	155,808
International Paper Co.	3,297	150,607
Packaging Corp. of America	1,028	190,807
Sealed Air Corp.	2,446	67,412
Smurfit WestRock PLC	2,930	123,119
		944,080
Diversified Industrials – 1.0%
3M Co.	2,097	291,294
Emerson Electric Co.	4,110	432,002
Honeywell International, Inc.	31,692	6,671,166
Illinois Tool Works, Inc.	16,123	3,868,069
Parker-Hannifin Corp.	6,946	4,202,747
		15,465,278
E-Commerce Discretionary – 2.7%
Amazon.com, Inc.*	236,083	43,538,427
eBay, Inc.	2,054	140,000
		43,678,427
Electric Utilities – 2.6%
Ameren Corp.	2,223	220,610
American Electric Power Co., Inc.	19,353	2,096,704
Avista Corp.	26,759	1,109,696
CMS Energy Corp.	3,357	247,243
Consolidated Edison, Inc.	2,573	290,106
Dominion Energy, Inc.	110,034	5,983,649
Duke Energy Corp.	64,253	7,840,151
Evergy, Inc.	3,326	229,827
Eversource Energy	2,321	138,053
Exelon Corp.	61,428	2,880,973
Northwestern Energy Group, Inc.	19,492	1,135,019
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Electric Utilities (Continued)
NRG Energy, Inc.	2,095	$229,570
OGE Energy Corp.	8,714	395,441
PG&E Corp.	283,663	4,686,113
Pinnacle West Capital Corp.	3,903	371,488
Sempra	13,111	973,754
Southern (The) Co.	76,305	7,011,666
TXNM Energy, Inc.	26,704	1,420,653
Xcel Energy, Inc.	52,997	3,746,888
		41,007,604
Electrical Equipment – 1.7%
A.O. Smith Corp.	1,294	87,811
AAON, Inc.	17,212	1,570,939
Allegion PLC	954	132,797
Amphenol Corp., Class A	5,705	439,000
Camtek Ltd. (Israel)(b)	21,124	1,380,242
Eaton Corp. PLC	45,128	13,284,329
Hayward Holdings, Inc.*	28,643	381,811
Hubbell, Inc.	370	134,377
Johnson Controls International PLC	23,501	1,971,734
Lennox International, Inc.	263	143,795
Modine Manufacturing Co.*	22,194	1,811,918
Novanta, Inc.(b)*	20,945	2,489,523
Otis Worldwide Corp.	11,909	1,146,479
Rockwell Automation, Inc.	368	91,146
Sensata Technologies Holding PLC	1,997	42,736
TE Connectivity PLC (Switzerland)	1,099	160,872
Trane Technologies PLC	4,672	1,790,824
		27,060,333
Engineering & Construction – 0.1%
Everus Construction Group, Inc.*	41,141	1,655,514
Entertainment Content – 2.1%
Electronic Arts, Inc.	11,388	1,652,285
Netflix, Inc.*	22,775	25,774,923
Walt Disney (The) Co.	61,724	5,613,798
		33,041,006
Food – 1.5%
BellRing Brands, Inc.*	38,008	2,931,937
Conagra Brands, Inc.	8,020	198,174
General Mills, Inc.	3,138	178,050
Hershey (The) Co.(b)	865	144,619
Hormel Foods Corp.	7,699	230,200
Ingredion, Inc.	1,817	241,334
J&J Snack Foods Corp.	10,878	1,409,680
	Number of Shares	Value
Food (Continued)
Kraft Heinz (The) Co.	9,736	$283,318
Lamb Weston Holdings, Inc.	1,768	93,368
Lancaster Colony Corp.	8,261	1,344,726
Mondelez International, Inc., Class A	83,506	5,689,264
Nestle S.A.(c)	49,046	5,220,328
Post Holdings, Inc.(b)*	55,459	6,276,295
The Campbell's Co.	3,967	144,637
		24,385,930
Forestry, Paper & Wood Products – 0.2%
Boise Cascade Co.	15,026	1,401,625
UFP Industries, Inc.	15,046	1,487,297
		2,888,922
Gas & Water Utilities – 0.1%
American Water Works Co., Inc.	1,200	176,412
UGI Corp.	58,464	1,917,035
		2,093,447
Health Care Facilities & Services – 3.6%
Cencora, Inc.	1,298	379,886
Charles River Laboratories International, Inc.*	303	35,942
Cigna Group (The)	36,756	12,498,510
CVS Health Corp.	3,547	236,620
DaVita, Inc.*	1,088	154,006
Elevance Health, Inc.	11,113	4,673,906
Encompass Health Corp.	2,116	247,551
Ensign Group (The), Inc.	19,351	2,496,085
HCA Healthcare, Inc.	2,011	693,956
HealthEquity, Inc.*	61,208	5,246,750
Henry Schein, Inc.*	2,249	146,117
Humana, Inc.	11,155	2,925,287
ICON PLC*	13,868	2,100,170
Labcorp Holdings, Inc.	10,469	2,523,134
McKesson Corp.	17,240	12,288,500
Medpace Holdings, Inc.*	8,387	2,586,467
Quest Diagnostics, Inc.	1,945	346,638
Tenet Healthcare Corp.*	633	90,487
UnitedHealth Group, Inc.	19,531	8,035,835
Universal Health Services, Inc., Class B	830	146,968
		57,852,815
Home & Office Products – 0.1%
Arhaus, Inc.*	143,755	1,129,914
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Home & Office Products (Continued)
Somnigroup International, Inc.(b)	1,775	$108,382
Whirlpool Corp.	579	44,166
		1,282,462
Home Construction – 0.4%
Century Communities, Inc.	24,326	1,326,740
DR Horton, Inc.	903	114,085
Fortune Brands Innovations, Inc.	30,363	1,634,137
Lennar Corp., Class A	907	98,509
Masco Corp.	1,608	97,461
Mohawk Industries, Inc.*	461	49,027
NVR, Inc.*	350	2,494,012
PulteGroup, Inc.	1,217	124,840
Toll Brothers, Inc.	1,517	153,020
		6,091,831
Household Products – 0.8%
Central Garden & Pet Co., Class A*	23,172	685,196
Church & Dwight Co., Inc.	2,960	294,046
Clorox (The) Co.	936	133,193
Colgate-Palmolive Co.	14,600	1,345,974
Interparfums, Inc.	7,367	804,476
Kenvue, Inc.	169,199	3,993,097
Kimberly-Clark Corp.	20,559	2,709,265
Prestige Consumer Healthcare, Inc.*	17,145	1,392,688
Reckitt Benckiser Group PLC (United Kingdom)	33,696	2,174,960
		13,532,895
Industrial Intermediate Products – 0.4%
AZZ, Inc.	13,201	1,145,319
Enpro, Inc.	10,666	1,593,500
RBC Bearings, Inc.*	9,038	2,969,616
		5,708,435
Industrial Support Services – 1.2%
Fastenal Co.	2,859	231,493
SiteOne Landscape Supply, Inc.*	20,055	2,302,515
United Rentals, Inc.	169	106,715
W.W. Grainger, Inc.	10,109	10,354,750
Watsco, Inc.	230	105,763
WESCO International, Inc.	40,527	6,604,280
		19,705,516
Institutional Financial Services – 1.3%
CME Group, Inc.	7,475	2,071,173
Intercontinental Exchange, Inc.	10,528	1,768,388
	Number of Shares	Value
Institutional Financial Services (Continued)
Moelis & Co., Class A	33,186	$1,778,106
Morgan Stanley	57,910	6,683,972
Nasdaq, Inc.	81,776	6,232,149
Piper Sandler Cos.	6,563	1,582,470
SEI Investments Co.	3,571	279,574
		20,395,832
Insurance – 4.4%
American International Group, Inc.	83,267	6,787,926
AMERISAFE, Inc.	15,587	724,640
Aon PLC, Class A	22,440	7,961,487
Arthur J Gallagher & Co.	4,297	1,378,005
Baldwin Insurance Group (The), Inc.(b)*	34,918	1,453,287
Chubb Ltd.	22,176	6,344,110
Goosehead Insurance, Inc., Class A(b)	18,555	1,803,731
Hartford Insurance Group (The), Inc.	22,307	2,736,400
Marsh & McLennan Cos., Inc.	68,579	15,462,507
Progressive (The) Corp.	58,038	16,351,626
Travelers (The) Cos., Inc.	25,467	6,726,599
Willis Towers Watson PLC	8,177	2,516,881
		70,247,199
Internet Media & Services – 7.7%
Airbnb, Inc., Class A*	42,616	5,195,743
Alphabet, Inc., Class A	370,295	58,802,846
Booking Holdings, Inc.	100	509,928
GoDaddy, Inc., Class A*	8,833	1,663,519
Meta Platforms, Inc., Class A	86,816	47,661,984
Uber Technologies, Inc.*	85,215	6,903,267
VeriSign, Inc.*	12,289	3,466,972
		124,204,259
IT Services – 1.0%
Accenture PLC, Class A (Ireland)	37,603	11,248,938
Amdocs Ltd.	2,839	251,479
CDW Corp.	4,655	747,407
Cognizant Technology Solutions Corp., Class A	1,334	98,142
Globant S.A.(b)*	19,574	2,301,315
ICF International, Inc.	24,192	2,055,352
		16,702,633
Leisure Facilities & Services – 1.1%
Cheesecake Factory (The), Inc.(b)	22,325	1,124,510
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Leisure Facilities & Services (Continued)
Chipotle Mexican Grill, Inc.*	6,913	$349,245
Domino's Pizza, Inc.	287	140,736
Marriott International, Inc., Class A	18,395	4,388,679
Papa John's International, Inc.	23,088	797,229
Red Rock Resorts, Inc., Class A	140,289	5,990,340
Starbucks Corp.	30,762	2,462,498
TKO Group Holdings, Inc.	729	118,762
Wingstop, Inc.	6,701	1,768,327
		17,140,326
Leisure Products – 0.1%
Brunswick Corp.	939	43,241
Hasbro, Inc.	895	55,401
Polaris, Inc.	950	32,262
YETI Holdings, Inc.*	65,788	1,878,247
		2,009,151
Machinery – 0.9%
Alamo Group, Inc.	8,141	1,359,384
CSW Industrials, Inc.	10,277	3,211,357
Graco, Inc.	1,559	127,230
Helios Technologies, Inc.	31,742	865,287
IDEX Corp.	863	150,136
Kadant, Inc.(b)	10,406	3,069,770
Middleby (The) Corp.*	643	85,744
Regal Rexnord Corp.	38,189	4,041,924
Snap-on, Inc.	680	213,391
Stanley Black & Decker, Inc.	730	43,814
Thermon Group Holdings, Inc.*	28,786	755,057
Xylem, Inc.	1,153	139,017
		14,062,111
Medical Equipment & Devices – 3.0%
Abbott Laboratories	41,361	5,407,951
Baxter International, Inc.	1,559	48,594
Becton Dickinson & Co.	5,325	1,102,754
Boston Scientific Corp.*	36,519	3,756,710
CONMED Corp.(b)	27,397	1,345,467
Enovis Corp.*	41,151	1,423,413
Envista Holdings Corp.*	43,955	706,796
Hologic, Inc.*	4,177	243,101
Illumina, Inc.*	22,360	1,735,136
Inspire Medical Systems, Inc.*	13,128	2,079,213
Intuitive Surgical, Inc.*	17,960	9,263,768
Medtronic PLC	16,388	1,389,047
	Number of Shares	Value
Medical Equipment & Devices (Continued)
Merit Medical Systems, Inc.*	16,375	$1,546,619
Solventum Corp.*	17,354	1,147,446
Stryker Corp.	21,823	8,160,056
Teleflex, Inc.	17,839	2,444,835
Thermo Fisher Scientific, Inc.	14,363	6,161,727
Waters Corp.*	335	116,490
		48,079,123
Metals & Mining – 0.2%
Constellium S.E.*	8,666	87,613
Freeport-McMoRan, Inc.	95,462	3,439,496
		3,527,109
Oil & Gas Supply Chain – 2.8%
Antero Midstream Corp.	20,562	340,301
Cheniere Energy, Inc.	7,074	1,634,872
Chevron Corp.	33,582	4,569,167
Civitas Resources, Inc.	27,812	757,877
ConocoPhillips	74,917	6,676,603
Coterra Energy, Inc.	82,749	2,032,316
Diamondback Energy, Inc.	7,734	1,020,965
DT Midstream, Inc.	3,731	362,653
Enbridge, Inc. (Canada)	41,557	1,943,406
EOG Resources, Inc.	28,290	3,121,236
Exxon Mobil Corp.	65,468	6,915,385
Gulfport Energy Corp.*	4,859	838,178
Infinity Natural Resources, Inc., Class A(b)*	39,240	602,334
Kinder Morgan, Inc.	84,623	2,225,585
Northern Oil & Gas, Inc.(b)	64,561	1,568,832
ONEOK, Inc.	21,188	1,740,806
Pembina Pipeline Corp. (Canada)	13,297	508,307
Sitio Royalties Corp., Class A	44,516	754,991
SM Energy Co.	65,495	1,492,631
South Bow Corp. (Canada)	7,643	188,774
Targa Resources Corp.	3,087	527,568
TC Energy Corp. (Canada)	33,516	1,693,304
Texas Pacific Land Corp.(b)	120	154,665
Vital Energy, Inc.(b)*	48,247	684,143
Williams (The) Cos., Inc.	40,898	2,395,396
		44,750,295
Oil, Gas Services & Equipment – 0.0%(a)
Schlumberger N.V.	12,729	423,239
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Publishing & Broadcasting – 0.1%
Liberty Media Corp.-Liberty Formula One, Class C*	25,922	$2,298,504
Nexstar Media Group, Inc.	519	77,673
		2,376,177
Real Estate Investment Trusts – 2.5%
American Tower Corp.	2,728	614,918
Brixmor Property Group, Inc.	6,764	168,491
BXP, Inc.	1,268	80,810
COPT Defense Properties	55,612	1,452,029
CubeSmart	89,443	3,637,647
Equinix, Inc.	6,978	6,006,314
Extra Space Storage, Inc.	13,143	1,925,712
Federal Realty Investment Trust	1,914	179,954
Four Corners Property Trust, Inc.(b)	51,868	1,449,711
Kimco Realty Corp.	6,157	123,017
Mid-America Apartment Communities, Inc.	20,723	3,308,427
Millrose Properties, Inc.	453	11,343
National Storage Affiliates Trust	57,211	2,128,249
Plymouth Industrial REIT, Inc.(b)	102,710	1,527,298
PotlatchDeltic Corp.	32,672	1,254,278
Prologis, Inc.	56,255	5,749,261
Public Storage	3,940	1,183,694
Ryman Hospitality Properties, Inc.	23,012	2,023,905
SBA Communications Corp.	9,452	2,300,617
Simon Property Group, Inc.	3,757	591,277
Sunstone Hotel Investors, Inc.	94,544	788,497
Urban Edge Properties	79,055	1,428,524
Ventas, Inc.	24,246	1,699,160
		39,633,133
Real Estate Services – 0.0%(a)
Jones Lang LaSalle, Inc.*	396	90,054
Retail - Consumer Staples – 0.7%
Costco Wholesale Corp.	1,209	1,202,350
Five Below, Inc.*	15,700	1,191,473
Kroger (The) Co.(b)	4,550	328,555
Ollie's Bargain Outlet Holdings, Inc.*	22,706	2,409,334
Target Corp.	59,068	5,711,876
		10,843,588
	Number of Shares	Value
Retail - Discretionary – 1.6%
Academy Sports & Outdoors, Inc.(b)	39,967	$1,505,957
AutoNation, Inc.*	458	79,761
AutoZone, Inc.*	302	1,136,305
Best Buy Co., Inc.	1,114	74,293
Boot Barn Holdings, Inc.*	7,216	752,917
Builders FirstSource, Inc.*	476	56,944
CarMax, Inc.*	17,195	1,112,001
Dick's Sporting Goods, Inc.	415	77,912
Ferguson Enterprises, Inc.	11,145	1,890,861
Floor & Decor Holdings, Inc., Class A*	27,231	1,945,383
Freshpet, Inc.(b)*	22,688	1,668,475
GMS, Inc.*	20,778	1,522,196
Lithia Motors, Inc.	216	63,236
Lowe's Cos., Inc.	30,011	6,709,259
Lululemon Athletica, Inc.*	531	143,779
O'Reilly Automotive, Inc.*	897	1,269,434
Sonic Automotive, Inc. Class A	13,075	793,914
TJX (The) Cos., Inc.	8,945	1,151,043
Tractor Suppy Co.	3,646	184,560
Ulta Beauty, Inc.*	446	176,455
Valvoline, Inc.*	73,730	2,525,990
Williams-Sonoma, Inc.	946	146,129
		24,986,804
Semiconductors – 7.6%
Analog Devices, Inc.	32,870	6,407,020
Applied Materials, Inc.	1,314	198,033
ASML Holding N.V. (Netherlands)(c)	10,291	6,875,211
Broadcom, Inc.	83,141	16,002,148
Intel Corp.	6,461	129,866
KLA Corp.	6,149	4,320,841
Lam Research Corp.	2,327	166,776
Microchip Technology, Inc.	3,051	140,590
Nova Ltd. (Israel)*	13,768	2,701,419
NVIDIA Corp.	642,091	69,936,552
NXP Semiconductors N.V. (Netherlands)	23,882	4,401,691
QUALCOMM, Inc.	1,898	281,777
Rambus, Inc.*	22,341	1,090,017
Skyworks Solutions, Inc.	627	40,304
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	23,276	3,879,877
Teradyne, Inc.	687	50,982
Texas Instruments, Inc.	30,674	4,909,374
Veeco Instruments, Inc.(b)*	57,325	1,071,978
		122,604,456
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Software – 9.6%
ACV Auctions, Inc., Class A*	57,948	$851,256
Adobe, Inc.*	399	149,617
Akamai Technologies, Inc.*	1,336	107,655
Autodesk, Inc.*	2,245	615,691
BlackLine, Inc.*	25,046	1,182,923
Cadence Design Systems, Inc.*	840	250,102
CCC Intelligent Solutions Holdings, Inc.*	295,866	2,739,719
Check Point Software Technologies Ltd. (Israel)*	3,733	819,617
Clearwater Analytics Holdings, Inc., Class A*	77,347	1,758,871
Global-e Online Ltd. (Israel)*	35,253	1,265,935
Guidewire Software, Inc.*	16,573	3,393,653
Intuit, Inc.	15,387	9,654,881
Microsoft Corp.	200,457	79,232,634
nCino, Inc.(b)*	49,456	1,147,379
Palo Alto Networks, Inc.*	59,384	11,100,651
Paylocity Holding Corp.*	14,577	2,800,242
Procore Technologies, Inc.*	58,258	3,733,755
Q2 Holdings, Inc.*	22,070	1,749,048
Roper Technologies, Inc.	1,914	1,071,993
Salesforce, Inc.	40,754	10,951,007
ServiceNow, Inc.*	1,900	1,814,519
SS&C Technologies Holdings, Inc.	45,873	3,467,999
Synopsys, Inc.*	14,612	6,707,054
Workday, Inc., Class A*	32,803	8,036,735
		154,602,936
Specialty Finance – 3.7%
American Express Co.	28,594	7,617,728
Corpay, Inc.*	359	116,808
Equifax, Inc.	14,525	3,778,388
FactSet Research Systems, Inc.	395	170,727
Fidelity National Information Services, Inc.	26,098	2,058,610
Jack Henry & Associates, Inc.	2,050	355,532
Mr. Cooper Group, Inc.*	31,504	3,749,291
PayPal Holdings, Inc.*	112,919	7,434,587
S&P Global, Inc.	12,885	6,443,144
Shift4 Payments, Inc., Class A(b)*	49,099	4,016,298
Synchrony Financial	1,812	94,133
TransUnion	18,553	1,539,157
	Number of Shares	Value
Specialty Finance (Continued)
Verisk Analytics, Inc.	665	$197,126
Visa, Inc., Class A(b)	61,978	21,413,399
		58,984,928
Steel – 0.0%(a)
Nucor Corp.	399	47,629
Technology Hardware – 5.4%
Apple, Inc.	355,851	75,618,338
Arista Networks, Inc.*	1,985	163,306
Arrow Electronics, Inc.*	1,029	114,589
Ciena Corp.*	29,153	1,957,915
Cisco Systems, Inc.	18,413	1,062,983
F5, Inc.*	817	216,293
Fabrinet (Thailand)*	14,591	2,992,030
Hewlett Packard Enterprise Co.	7,904	128,203
HP, Inc.	3,956	101,155
Juniper Networks, Inc.	5,351	194,348
Motorola Solutions, Inc.	2,813	1,238,817
NetApp, Inc.	1,633	146,562
Seagate Technology Holdings PLC	931	84,749
TD SYNNEX Corp.	1,601	177,391
Teledyne Technologies, Inc.*	3,114	1,451,217
Viavi Solutions, Inc.*	66,379	702,290
		86,350,186
Telecommunications – 0.6%
AT&T, Inc.	37,132	1,028,556
T-Mobile U.S., Inc.	6,827	1,685,928
Verizon Communications, Inc.	150,654	6,637,815
		9,352,299
Tobacco & Cannabis – 0.1%
Altria Group, Inc.	21,310	1,260,487
Transportation & Logistics – 1.3%
Alaska Air Group, Inc.*	18,126	802,438
ArcBest Corp.	18,828	1,101,815
C.H. Robinson Worldwide, Inc.	1,029	91,808
Canadian National Railway Co. (Canada)	15,237	1,475,246
CSX Corp.	19,089	535,828
Expeditors International of Washington, Inc.	910	100,018
FedEx Corp.	1,225	257,654
JB Hunt Transport Services, Inc.	509	66,465
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Transportation & Logistics (Continued)
Knight-Swift Transportation Holdings, Inc.	1,287	$50,412
Landstar System, Inc.	780	104,637
Norfolk Southern Corp.	2,176	487,533
Saia, Inc.*	7,746	1,890,024
Union Pacific Corp.	58,922	12,707,119
United Parcel Service, Inc., Class B	4,471	426,086
		20,097,083
Transportation Equipment – 0.3%
Blue Bird Corp.(b)*	41,673	1,453,137
Cummins, Inc.	777	228,314
PACCAR, Inc.	43,574	3,930,811
		5,612,262
Wholesale - Consumer Staples – 0.1%
Sysco Corp.	32,504	2,320,786
Wholesale - Discretionary – 0.1%
Pool Corp.	7,967	2,335,446
Total Common Stocks (Cost $1,184,430,867)		1,436,745,522

Master Limited Partnerships – 0.3%
Oil & Gas Supply Chain – 0.3%
Energy Transfer L.P.	62,947	1,041,143
Enterprise Products Partners L.P.	35,406	1,058,640
MPLX L.P.	14,610	744,087
Plains All American Pipeline L.P.	49,306	860,883
Western Midstream Partners L.P.	13,301	500,118
Total Master Limited Partnerships (Cost $3,331,874)		4,204,871
	Number of Shares	Value

Investment Companies – 8.6%
Schwab U.S. REIT ETF	759,452	$15,971,275
Vanguard Consumer Staples ETF(b)	261,144	57,676,264
Vanguard Health Care ETF(b)	250,665	64,142,667
Total Investment Companies (Cost $128,078,215)		137,790,206

	Par(d)/Number of Shares
Short-Term Investments – 2.5%
Money Market Funds – 2.2%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.17%(e)	22,561,548	22,561,548
Northern Institutional Funds - Liquid Assets Portfolio, 4.37%(e)(f)	12,324,890	12,324,890
		34,886,438
U.S. Government Agencies – 0.3%(g)
Federal Home Loan Bank Discount Notes, 0.00%, 5/1/25(h)	$4,860,000	4,859,429
Total Short-Term Investments (Cost $39,746,438)		39,745,867
Total Investments – 100.9% (Cost $1,355,587,394)		1,618,486,466
Liabilities less Other Assets – (0.9)%		(14,192,193)
NET ASSETS – 100.0%		$1,604,294,273

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Amount rounds to less than 0.05%.
(b)	Security either partially or fully on loan. (See Note 6.)
(c)	Security sold outside United States without registration under the Securities Act of 1933.
(d)	Par value is in USD unless otherwise indicated.
(e)	7-day current yield as of April 30, 2025 is disclosed.
(f)	Security purchased with the cash proceeds from securities loaned. (See Note 6.)
(g)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(h)	Zero coupon bond.
*	Non-income producing security

Abbreviations:

ADR	American Depositary Receipt
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
ETF	Exchange-Traded Fund
L.P.	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
Valuation Hierarchy
The following is a summary of the inputs used, as of April 30, 2025, in valuing the Fund's investments carried at fair value:
Morningstar U.S. Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$1,426,926,980	$9,818,542	$—	$1,436,745,522
Master Limited Partnerships	4,204,871	—	—	4,204,871
Investment Companies	137,790,206	—	—	137,790,206
Short-Term Investments	34,886,438	4,859,429	—	39,745,867
Total Investments	$1,603,808,495	$14,677,971	$—	$1,618,486,466
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments
Morningstar International Equity Fund

	Number of Shares	Value
Common Stocks – 94.6%
Advertising & Marketing – 0.8%
Dentsu Group, Inc. (Japan)(a)	18,894	$396,134
DKSH Holding A.G. (Switzerland)	1,731	127,521
Publicis Groupe S.A. (France)	28,323	2,881,780
WPP PLC (United Kingdom)	525,368	4,072,944
		7,478,379
Aerospace & Defense – 0.7%
Airbus S.E. (France)	25,300	4,293,171
BAE Systems PLC (United Kingdom)	41,340	958,371
QinetiQ Group PLC (United Kingdom)	7,000	36,845
Rolls-Royce Holdings PLC (United Kingdom)	74,653	755,673
		6,044,060
Apparel & Textile Products – 2.0%
adidas A.G. (Germany)	15,447	3,554,226
Burberry Group PLC (United Kingdom)	32,594	317,426
Chow Tai Seng Jewellery Co. Ltd., Class A (China)	28,200	50,514
Cie Financiere Richemont S.A., Class A (Switzerland)(b)	10,124	1,788,964
Eclat Textile Co. Ltd. (Taiwan)	6,508	84,828
Kering S.A. (France)	34,265	6,971,303
LVMH Moet Hennessy Louis Vuitton S.E. (France)	4,070	2,254,492
Shenzhou International Group Holdings Ltd. (China)	38,800	268,950
Swatch Group (The) A.G. (Bearer) (Switzerland)(a)	11,813	2,050,054
Titan Co. Ltd. (India)	14,714	587,854
Youngone Corp. (South Korea)	2,810	93,700
		18,022,311
Asset Management – 1.1%
3i Group PLC (United Kingdom)	13,270	752,290
Ashmore Group PLC (United Kingdom)	83,119	160,288
Azimut Holding S.p.A. (Italy)	8,087	224,731
EXOR N.V. (Netherlands)	31,023	2,929,029
	Number of Shares	Value
Asset Management (Continued)
HDFC Asset Management Co. Ltd. (India)(c)	1,976	$102,402
Netwealth Group Ltd. (Australia)	8,309	149,288
Partners Group Holding A.G. (Switzerland)	158	207,023
Sanlam Ltd. (South Africa)	191,189	870,493
Schroders PLC (United Kingdom)	877,224	3,865,206
St. James's Place PLC (United Kingdom)	13,310	167,777
VZ Holding A.G. (Switzerland)	981	202,426
XTB S.A. (Poland)(c)	3,810	82,776
		9,713,729
Automotive – 3.5%
Bayerische Motoren Werke A.G. (Germany)	62,555	5,305,758
Bridgestone Corp. (Japan)	43,700	1,827,324
BYD Co. Ltd., Class H (China)	22,000	1,044,918
Cie Generale des Etablissements Michelin S.C.A. (France)	7,184	262,688
Continental A.G. (Germany)	85,007	6,645,393
Denso Corp. (Japan)	63,800	823,782
Fuyao Glass Industry Group Co. Ltd., Class A (China)	49,400	394,896
Honda Motor Co. Ltd. (Japan)	186,000	1,892,502
Huayu Automotive Systems Co. Ltd., Class A (China)	230,900	566,308
Hyundai Mobis Co. Ltd. (South Korea)	7,486	1,405,187
Kia Corp. (South Korea)	9,050	575,157
Koito Manufacturing Co. Ltd. (Japan)	9,100	110,224
Mercedes-Benz Group A.G. (Germany)	66,990	4,005,251
NGK Insulators Ltd. (Japan)	3,200	39,488
Nifco, Inc. (Japan)	6,597	163,578
Nissan Motor Co. Ltd. (Japan)(a)*	124,476	296,331
Stanley Electric Co. Ltd. (Japan)	49,300	923,829
Sumitomo Electric Industries Ltd. (Japan)	26,900	432,375
Toyo Tire Corp. (Japan)	6,788	126,914
Toyota Motor Corp. (Japan)	214,600	4,098,735
		30,940,638
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Banking – 11.4%
Al Rajhi Bank (Saudi Arabia)	51,179	$1,329,526
Axis Bank Ltd. (India)	231,125	3,242,016
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	291,453	3,999,914
Banco do Brasil S.A. (Brazil)	250,600	1,273,500
Bank Central Asia Tbk PT (Indonesia)	2,582,900	1,373,304
Bank for Foreign Trade of Vietnam JSC (Vietnam)*	296,828	656,275
Bank Mandiri Persero Tbk PT (Indonesia)	17,326,100	5,116,528
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	1,107,000	256,392
Barclays PLC (United Kingdom)	135,191	538,553
BDO Unibank, Inc. (Philippines)	286,884	823,374
BNP Paribas S.A. (France)	88,498	7,498,390
Capitec Bank Holdings Ltd. (South Africa)	2,976	552,364
China Construction Bank Corp., Class H (China)	2,297,000	1,886,820
China Merchants Bank Co. Ltd., Class H (China)	197,613	1,077,909
Commercial International Bank - Egypt (CIB) GDR (Egypt)(b)	346,137	540,387
Credicorp Ltd. (Peru)	18,987	3,838,982
DBS Group Holdings Ltd. (Singapore)	294,987	9,583,902
Grupo Financiero Banorte S.A.B. de C.V., Class O (Mexico)	479,120	4,108,209
HDFC Bank Ltd. ADR (India)	127,382	9,259,398
HSBC Holdings PLC (United Kingdom)	237,164	2,643,756
ICICI Bank Ltd. (India)	114,654	1,927,252
Intesa Sanpaolo S.p.A. (Italy)	617,839	3,298,203
Kasikornbank PCL (Thailand)(b)	137,000	656,680
KB Financial Group, Inc. (South Korea)	102,372	6,469,783
Kotak Mahindra Bank Ltd. (India)	83,489	2,182,054
Lloyds Banking Group PLC (United Kingdom)	4,399,474	4,322,388
Mitsubishi UFJ Financial Group, Inc. (Japan)	169,700	2,138,072
Mizuho Financial Group, Inc. (Japan)	30,000	750,079
	Number of Shares	Value
Banking (Continued)
National Bank of Greece S.A. (Greece)	90,229	$957,643
NatWest Group PLC (United Kingdom)	88,300	567,971
Nedbank Group Ltd. (South Africa)	74,965	1,021,430
NU Holdings Ltd., Class A (Brazil)*	54,839	681,649
OTP Bank Nyrt. (Hungary)	33,901	2,504,201
Qatar National Bank QPSC (Qatar)	163,646	750,564
Resona Holdings, Inc. (Japan)	54,600	437,990
Saudi National Bank (The) (Saudi Arabia)	128,032	1,219,892
Sberbank of Russia PJSC (Russia)(d)	405,212	—
SCB X PCL (Thailand)(b)	113,300	404,123
Shinhan Financial Group Co. Ltd. (South Korea)	28,851	1,042,675
Skandinaviska Enskilda Banken AB, Class A (Sweden)	288,750	4,581,792
Standard Bank Group Ltd. (South Africa)	79,473	992,472
Standard Chartered PLC (United Kingdom)	34,038	490,258
Sumitomo Mitsui Financial Group, Inc. (Japan)	93,600	2,233,035
Sumitomo Mitsui Trust Group, Inc. (Japan)	49,900	1,234,463
		100,464,168
Beverages – 2.5%
Ambev S.A. (Brazil)	77,400	199,257
Anhui Kouzi Distillery Co. Ltd., Class A (China)	15,100	73,982
Arca Continental S.A.B. de C.V. (Mexico)	44,154	465,012
Asahi Group Holdings Ltd. (Japan)	164,400	2,272,386
Carlsberg A.S., Class B (Denmark)	896	122,083
Carlsberg Brewery Malaysia Bhd. (Malaysia)	11,114	48,629
China Resources Beer Holdings Co. Ltd. (China)	128,000	449,946
Davide Campari-Milano N.V. (Italy)	5,140	34,491
Diageo PLC (United Kingdom)	162,120	4,552,394
Eastroc Beverage Group Co. Ltd., Class A (China)	11,900	468,145
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Beverages (Continued)
Fomento Economico Mexicano S.A.B. de C.V. ADR (Mexico)	51,956	$5,471,486
Heineken Malaysia Bhd. (Malaysia)	18,300	111,793
Jiangsu King's Luck Brewery JSC Ltd., Class A (China)	7,700	50,201
Jiangsu Yanghe Distillery Co. Ltd., Class A (China)	10,500	99,104
Kirin Holdings Co. Ltd. (Japan)	65,300	987,772
Kweichow Moutai Co. Ltd., Class A (China)	2,900	617,324
Pernod Ricard S.A. (France)	39,720	4,305,468
Tingyi Cayman Islands Holding Corp. (China)	716,000	1,293,333
Wuliangye Yibin Co. Ltd., Class A (China)	2,600	46,041
		21,668,847
Biotechnology & Pharmaceuticals – 5.3%
3SBio, Inc. (China)(c)*	143,788	221,703
Aspen Pharmacare Holdings Ltd. (South Africa)	16,988	111,552
Astellas Pharma, Inc. (Japan)	96,100	962,360
AstraZeneca PLC (United Kingdom)	21,716	3,111,180
Bayer A.G. (Germany)(b)	261,333	6,848,801
Changchun High-Tech Industry Group Co. Ltd., Class A (China)	6,800	82,273
China Medical System Holdings Ltd. (China)	751,180	801,765
Chugai Pharmaceutical Co. Ltd. (Japan)	190,400	10,968,860
CSPC Pharmaceutical Group Ltd. (China)	62,000	48,834
Daiichi Sankyo Co. Ltd. (Japan)	63,500	1,624,370
Divi's Laboratories Ltd. (India)	4,403	317,825
Genmab A/S (Denmark)*	9,771	2,071,831
GSK PLC	73,726	1,458,498
Hikma Pharmaceuticals PLC (Jordan)	1,846	48,918
Kalbe Farma Tbk PT (Indonesia)	1,178,700	97,154
Kobayashi Pharmaceutical Co. Ltd. (Japan)(a)	3,500	133,525
	Number of Shares	Value
Biotechnology & Pharmaceuticals (Continued)
Nippon Shinyaku Co. Ltd. (Japan)	4,273	$110,177
Novartis A.G.(b)	22,660	2,584,539
Ono Pharmaceutical Co. Ltd. (Japan)	35,500	408,638
Orion OYJ, Class B (Finland)	2,177	136,305
Renhe Pharmacy Co. Ltd., Class A (China)	108,900	80,614
Roche Holding A.G. (Genusschein)	30,510	9,976,359
Sanofi S.A.	365	39,928
Shionogi & Co. Ltd. (Japan)	173,600	2,916,569
Takeda Pharmaceutical Co. Ltd. (Japan)	42,700	1,291,616
Tsumura & Co. (Japan)	7,100	213,504
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A (China)	17,000	45,968
		46,713,666
Chemicals – 3.2%
Abou Kir Fertilizers & Chemical Industries (Egypt)	152,102	161,498
Aica Kogyo Co. Ltd. (Japan)	7,600	176,201
Air Liquide S.A. (France)	18,032	3,705,183
Akzo Nobel N.V. (Netherlands)	65,130	4,111,951
Anhui Guangxin Agrochemical Co. Ltd., Class A (China)	36,800	54,657
Asian Paints Ltd. (India)	10,225	293,658
Brenntag S.E. (Germany)	76,824	5,130,602
C Uyemura & Co. Ltd. (Japan)	565	36,565
Castrol India Ltd. (India)	78,343	183,268
Croda International PLC (United Kingdom)	2,069	81,671
Dongyue Group Ltd. (China)	54,865	64,748
EMS-Chemie Holding A.G. (Switzerland)(b)	254	187,275
Givaudan S.A. (Switzerland)(b)	29	139,906
Linde PLC	9,055	4,103,998
Nitto Denko Corp. (Japan)	27,900	490,393
Novonesis Novozymes B (Denmark)	38,409	2,494,947
SABIC Agri-Nutrients Co. (Saudi Arabia)	3,791	99,865
Shin-Etsu Chemical Co. Ltd. (Japan)	61,700	1,877,623
Symrise A.G. (Germany)	27,667	3,190,875
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Chemicals (Continued)
Toagosei Co. Ltd. (Japan)	15,700	$147,712
Toray Industries, Inc. (Japan)	71,500	456,636
UPL Ltd. (India)	117,398	931,048
Victrex PLC (United Kingdom)	13,632	151,315
Zeon Corp. (Japan)	4,500	44,128
		28,315,723
Commercial Support Services – 1.6%
Aeon Delight Co. Ltd. (Japan)	5,400	203,069
Bidvest Group Ltd. (South Africa)	58,328	739,446
Brambles Ltd. (Australia)	30,156	396,300
Bureau Veritas S.A. (France)	6,126	194,458
Compass Group PLC (United Kingdom)	20,851	702,988
Daiseki Co. Ltd. (Japan)	2,049	52,220
Eurofins Scientific S.E. (Luxembourg)	75,435	4,760,429
Intertek Group PLC (United Kingdom)	4,595	282,201
Recruit Holdings Co. Ltd. (Japan)	32,000	1,773,289
RELX PLC (United Kingdom)	26,657	1,454,810
Rentokil Initial PLC (United Kingdom)	382,789	1,753,668
S-1 Corp. (South Korea)	2,688	119,806
Secom Co. Ltd. (Japan)	31,300	1,150,914
SGS S.A. (Switzerland)(a)(b)	1,172	114,459
Sohgo Security Services Co. Ltd. (Japan)	6,700	52,955
Taiwan Secom Co. Ltd. (Taiwan)	49,000	175,839
		13,926,851
Construction Materials – 0.3%
Anhui Conch Cement Co. Ltd., Class H (China)	303,000	853,569
Astral Ltd. (India)	13,571	215,985
Cemex S.A.B. de C.V. ADR (Mexico)	132,963	820,382
Guangdong Tapai Group Co. Ltd., Class A (China)	44,300	45,123
Holcim A.G.*	6,615	739,213
Xinyi Glass Holdings Ltd. (China)(a)	54,632	51,151
Zhejiang Weixing New Building Materials Co. Ltd., Class A (China)	48,300	78,364
		2,803,787
	Number of Shares	Value
Consumer Services – 0.0%(e)
Fu Shou Yuan International Group Ltd. (China)(a)	130,421	$59,112
New Oriental Education & Technology Group, Inc. ADR (China)	3,670	179,279
		238,391
Containers & Packaging – 0.1%
CCL Industries, Inc., Class B (Canada)	950	49,643
Klabin S.A. (Brazil)	101,453	331,077
Mondi PLC (Austria)	6,382	96,873
Viscofan S.A. (Spain)	1,241	89,528
		567,121
Diversified Industrials – 1.0%
Alfa Laval AB (Sweden)	113,970	4,727,002
Hitachi Ltd. (Japan)	86,600	2,140,363
Siemens A.G. (Germany)(b)	8,237	1,896,663
Sumitomo Heavy Industries Ltd. (Japan)	18,164	378,208
		9,142,236
E-Commerce Discretionary – 2.4%
Alibaba Group Holding Ltd. (China)	533,000	7,957,707
Alibaba Group Holding Ltd. ADR (China)(a)	23,237	2,775,195
JD.com, Inc., Class A (China)	116,400	1,895,158
MercadoLibre, Inc. (Brazil)*	2,602	6,064,872
PDD Holdings, Inc. (China)*	19,828	2,093,242
Pilot Corp. (Japan)	4,300	120,018
		20,906,192
Electric Utilities – 0.5%
Chubu Electric Power Co., Inc. (Japan)	39,181	508,778
Engie Brasil Energia S.A. (Brazil)	79,200	580,552
Fortum OYJ (Finland)	9,782	164,011
JSW Energy Ltd. (India)	42,419	240,705
Manila Electric Co. (Philippines)	16,297	166,311
Metlen Energy & Metals S.A. (Greece)	11,091	524,907
National Grid PLC (United Kingdom)	49,272	711,197
Power Grid Corp. of India Ltd. (India)	252,776	918,067
SSE PLC (United Kingdom)	21,222	478,473
		4,293,001
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Electrical Equipment – 1.6%
Assa Abloy AB, Class B (Sweden)	104,586	$3,174,602
Daikin Industries Ltd. (Japan)	11,100	1,264,549
dormakaba Holding A.G. (Switzerland)	136	114,724
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A (China)	10,000	46,256
Halma PLC (United Kingdom)	7,974	294,333
Hirose Electric Co. Ltd. (Japan)	300	33,934
Huber + Suhner A.G. (Switzerland)(b)	689	60,627
Kone OYJ, Class B (Finland)	3,954	244,878
Legrand S.A. (France)	3,053	335,524
LEM Holding S.A. (Switzerland)(b)	105	87,620
Mitsubishi Electric Corp. (Japan)	70,600	1,365,786
Opple Lighting Co. Ltd., Class A (China)	52,310	121,493
Schneider Electric S.E.	27,990	6,539,746
Voltas Ltd. (India)	30,668	449,496
Zhuzhou Hongda Electronics Corp. Ltd., Class A (China)	23,300	108,001
		14,241,569
Engineering & Construction – 0.4%
Bravida Holding AB (Sweden)(c)	14,601	139,130
COMSYS Holdings Corp. (Japan)	5,839	129,416
Indus Towers Ltd. (India)*	336,551	1,621,884
Kinden Corp. (Japan)	6,373	164,960
Larsen & Toubro Ltd. (India)	25,088	993,049
Spirax Group PLC (United Kingdom)	439	34,600
United Integrated Services Co. Ltd. (Taiwan)	10,998	151,745
		3,234,784
Entertainment Content – 0.9%
G-bits Network Technology Xiamen Co. Ltd., Class A (China)	6,780	222,709
GungHo Online Entertainment, Inc. (Japan)	8,000	169,284
MIXI, Inc. (Japan)	3,650	81,102
NetEase, Inc. (China)	108,300	2,328,055
NetEase, Inc. ADR (China)	40,199	4,303,705
	Number of Shares	Value
Entertainment Content (Continued)
Nexon Co. Ltd. (Japan)	29,300	$459,708
Square Enix Holdings Co. Ltd. (Japan)	10,100	584,012
		8,148,575
Food – 1.3%
AVI Ltd. (South Africa)	34,424	167,297
Cheng De Lolo Co. Ltd., Class A (China)	79,300	102,221
Cranswick PLC (United Kingdom)	1,695	117,312
Danone S.A. (France)	20,100	1,729,533
Foshan Haitian Flavouring & Food Co. Ltd., Class A (China)	8,400	48,458
Gruma S.A.B. de C.V., Class B (Mexico)	19,278	367,315
Kerry Group PLC, Class A (Ireland)	1,754	185,682
MEIJI Holdings Co. Ltd. (Japan)	36,800	904,796
Nestle Malaysia Bhd. (Malaysia)	5,800	116,886
Nestle S.A.(b)	3,021	321,547
Nestle S.A. ADR	54,065	5,762,788
Orion Corp. (South Korea)	957	82,952
Otoki Corp. (South Korea)	346	97,452
Tiger Brands Ltd. (South Africa)	8,343	130,070
United Plantations Bhd. (Malaysia)	35,475	188,330
Universal Robina Corp. (Philippines)	85,349	126,435
Want Want China Holdings Ltd. (China)	1,108,000	725,091
Yamazaki Baking Co. Ltd. (Japan)	21,900	524,254
Yihai International Holding Ltd. (China)	67,975	117,175
		11,815,594
Gas & Water Utilities – 0.2%
ENN Natural Gas Co. Ltd., Class A (China)	237,876	646,755
Kunlun Energy Co. Ltd. (China)	64,699	61,670
Osaka Gas Co. Ltd. (Japan)	19,800	502,090
Severn Trent PLC (United Kingdom)(a)	8,118	301,967
		1,512,482
Health Care Facilities & Services – 1.5%
Alfresa Holdings Corp. (Japan)	30,300	457,413
As One Corp. (Japan)	7,442	117,946
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Health Care Facilities & Services (Continued)
Fresenius Medical Care A.G. (Germany)	111,700	$5,682,802
Fresenius S.E. & Co. KGaA (Germany)*	97,600	4,635,701
Life Healthcare Group Holdings Ltd. (South Africa)	589,602	463,726
Rede D'Or Sao Luiz S.A. (Brazil)(c)*	97,000	547,288
Sinopharm Group Co. Ltd., Class H (China)	453,523	1,068,840
		12,973,716
Home & Office Products – 0.8%
Coway Co. Ltd. (South Korea)	15,746	969,489
Gree Electric Appliances, Inc. of Zhuhai, Class A (China)	78,600	492,782
Haier Smart Home Co. Ltd., Class A (China)	898,300	3,067,877
Hangzhou Robam Appliances Co. Ltd., Class A (China)	24,800	66,766
Man Wah Holdings Ltd. (Hong Kong)(a)	168,412	89,501
Midea Group Co. Ltd., Class A (China)	83,200	842,818
Midea Group Co. Ltd., Class H (China)*	62,100	586,163
Nien Made Enterprise Co. Ltd. (Taiwan)	12,400	151,848
Oppein Home Group, Inc., Class A (China)	17,300	157,452
Paramount Bed Holdings Co. Ltd. (Japan)	9,500	153,030
Societe BIC S.A. (France)	2,405	155,607
		6,733,333
Home Construction – 0.3%
Barratt Redrow PLC (United Kingdom)	33,650	209,781
Bellway PLC (United Kingdom)	5,881	211,138
Berkeley Group Holdings PLC (United Kingdom)	6,083	339,087
Geberit A.G. (Switzerland)(b)	521	360,907
Persimmon PLC (United Kingdom)	12,384	214,317
Sekisui Chemical Co. Ltd. (Japan)	12,100	211,435
Sekisui House Ltd. (Japan)	18,869	433,802
	Number of Shares	Value
Home Construction (Continued)
Taylor Wimpey PLC (United Kingdom)	143,159	$224,947
TOTO Ltd. (Japan)	1,700	44,826
		2,250,240
Household Products – 3.4%
Beiersdorf A.G. (Germany)	1,294	182,322
Haleon PLC	1,623,307	8,168,268
Hengan International Group Co. Ltd. (China)	220,000	593,135
Henkel A.G. & Co. KGaA (Germany)	13,169	929,470
Hindustan Unilever Ltd. (India)	22,054	612,284
Kao Corp. (Japan)	29,200	1,250,389
Kimberly-Clark de Mexico S.A.B. de C.V., Series A (Mexico)	353,007	621,032
LG H&H Co. Ltd. (South Korea)	265	62,789
L'Oreal S.A. (France)	13,791	6,093,767
Reckitt Benckiser Group PLC (United Kingdom)	77,036	4,972,406
Shanghai Flyco Electrical Appliance Co. Ltd., Class A (China)	9,500	46,216
Unicharm Corp. (Japan)	374,000	3,472,643
Unilever PLC (United Kingdom)	14,355	915,420
Unilever PLC (London Exchange) (United Kingdom)	36,728	2,338,468
		30,258,609
Industrial Intermediate Products – 0.4%
Bodycote PLC (United Kingdom)	15,380	97,565
Hexpol AB (Sweden)	4,685	40,738
King Slide Works Co. Ltd. (Taiwan)	5,000	273,480
SKF AB, Class B (Sweden)	168,360	3,300,090
		3,711,873
Industrial Support Services – 0.6%
Ashtead Group PLC (United Kingdom)	89,430	4,787,404
Bossard Holding A.G. (Switzerland)(b)	624	136,076
KEPCO Plant Service & Engineering Co. Ltd. (South Korea)	2,039	62,989
		4,986,469
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Institutional Financial Services – 0.4%
Bursa Malaysia Bhd. (Malaysia)	87,400	$149,703
Daiwa Securities Group, Inc. (Japan)(a)	65,900	433,353
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	8,200	358,255
IG Group Holdings PLC (United Kingdom)	24,315	346,561
Japan Exchange Group, Inc. (Japan)	62,100	690,910
London Stock Exchange Group PLC (United Kingdom)	6,347	988,301
Nihon M&A Center Holdings, Inc. (Japan)	39,800	162,334
Singapore Exchange Ltd. (Singapore)	14,700	161,713
		3,291,130
Insurance – 4.8%
AIA Group Ltd. (Hong Kong)	792,600	5,938,885
Allianz S.E. (Germany)(b)	32,625	13,492,941
ASR Nederland N.V. (Netherlands)	10,872	686,010
Aviva PLC (United Kingdom)	43,422	325,335
BB Seguridade Participacoes S.A. (Brazil)	214,600	1,608,985
Dai-ichi Life Holdings, Inc. (Japan)	110,800	800,026
HDFC Life Insurance Co. Ltd. (India)(c)	125,967	1,107,487
Legal & General Group PLC (United Kingdom)	94,894	298,829
Manulife Financial Corp. (Canada)	243,211	7,453,696
MS&AD Insurance Group Holdings, Inc. (Japan)	36,800	836,457
Ping An Insurance Group Co. of China Ltd., Class H (China)	479,500	2,869,825
Prudential PLC (Hong Kong)(a)	520,485	5,534,202
Sompo Holdings, Inc. (Japan)	16,900	553,832
Tokio Marine Holdings, Inc. (Japan)	31,300	1,254,578
		42,761,088
Internet Media & Services – 3.1%
Auto Trader Group PLC (United Kingdom)(c)	23,748	266,805
Baidu, Inc., Class A (China)*	146,850	1,619,318
	Number of Shares	Value
Internet Media & Services (Continued)
Eternal Ltd. (India)*	76,465	$209,284
Kakaku.com, Inc. (Japan)	9,326	164,939
Kanzhun Ltd.ADR (China)*	29,121	445,551
M3, Inc. (Japan)	11,400	142,872
Meituan, Class B (China)(c)*	140,590	2,327,810
MONY Group PLC (United Kingdom)	52,651	142,498
My EG Services Bhd. (Malaysia)	450,964	94,027
NAVER Corp. (South Korea)	14,315	2,014,201
Prosus N.V. (China)*	61,591	2,887,670
REA Group Ltd. (Australia)(a)	316	50,206
Rightmove PLC (United Kingdom)	29,136	287,752
Tencent Holdings Ltd. (China)	222,600	13,634,462
Tencent Music Entertainment Group ADR (China)	117,805	1,580,943
Trip.com Group Ltd. (China)	26,300	1,584,333
Trip.com Group Ltd. ADR (China)	5,800	342,142
		27,794,813
IT Services – 1.2%
Capgemini S.E. (France)	27,080	4,323,386
CGI, Inc. (Canada)	1,103	116,957
DTS Corp. (Japan)	3,400	96,702
Fujitsu Ltd. (Japan)	106,700	2,370,390
Globant S.A.*	3,779	444,297
HCL Technologies Ltd. (India)	2,922	54,197
Infosys Ltd. (India)	81,251	1,436,350
Otsuka Corp. (Japan)	10,500	232,880
Samsung SDS Co. Ltd. (South Korea)	1,330	119,855
Tata Consultancy Services Ltd. (India)	25,219	1,029,437
TechnoPro Holdings, Inc. (Japan)	2,000	44,599
Wipro Ltd. (India)	53,860	153,829
		10,422,879
Leisure Facilities & Services – 1.3%
Accor S.A. (France)	73,419	3,617,528
Amadeus IT Group S.A. (Spain)	23,200	1,826,141
Arcos Dorados Holdings, Inc., Class A (Brazil)	39,882	305,097
Entain PLC (United Kingdom)	19,159	163,789
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Leisure Facilities & Services (Continued)
Flutter Entertainment PLC (United Kingdom)*	11,129	$2,681,978
InterContinental Hotels Group PLC (United Kingdom)	2,673	285,236
Jollibee Foods Corp. (Philippines)	111,680	458,735
OPAP S.A. (Greece)	22,475	499,377
Yum China Holdings, Inc. (China)	47,795	2,070,001
		11,907,882
Leisure Products – 0.1%
BRP, Inc.	1,407	47,662
Fusheng Precision Co. Ltd. (Taiwan)	10,257	114,414
Shimano, Inc. (Japan)	4,300	605,807
		767,883
Machinery – 4.7%
Airtac International Group (China)	17,000	466,926
Atlas Copco AB, Class A (Sweden)	299,383	4,634,059
CNH Industrial N.V.	523,166	6,053,031
Daifuku Co. Ltd. (Japan)	111,300	2,944,382
Doosan Bobcat, Inc. (South Korea)	3,590	123,426
Epiroc AB, Class A (Sweden)	180,603	3,907,296
FANUC Corp. (Japan)	50,900	1,291,825
Haitian International Holdings Ltd. (China)	30,000	69,494
IMI PLC (United Kingdom)	5,509	130,744
Keyence Corp. (Japan)	9,800	4,097,298
Komatsu Ltd. (Japan)	252,200	7,293,516
Nabtesco Corp. (Japan)	30,766	461,769
Rational A.G. (Germany)	191	163,884
Rotork PLC (United Kingdom)	45,368	184,728
Sandvik AB (Sweden)	107,400	2,217,212
Sany Heavy Industry Co. Ltd., Class A (China)	227,500	592,197
SMC Corp. (Japan)	3,800	1,229,835
Smiths Group PLC (United Kingdom)	82,021	2,043,930
Techtronic Industries Co. Ltd. (Hong Kong)	235,000	2,365,037
Vesuvius PLC (United Kingdom)	8,904	40,607
WEG S.A. (Brazil)	100,562	797,918
		41,109,114
	Number of Shares	Value
Medical Equipment & Devices – 2.7%
Alcon A.G.(a)	50,558	$4,934,966
Ansell Ltd. (Australia)	2,819	54,687
Coloplast A/S, Class B (Denmark)	21,979	2,487,212
FUJIFILM Holdings Corp. (Japan)	38,100	780,379
Hoya Corp. (Japan)	11,600	1,364,928
Nakanishi, Inc. (Japan)	6,400	83,555
Olympus Corp. (Japan)	99,500	1,303,748
Ovctek China, Inc., Class A (China)	75,500	152,878
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (China)	65,700	1,985,343
Siemens Healthineers A.G. (Germany)(c)	772	41,617
SKAN Group A.G. (Switzerland)	1,270	104,075
Smith & Nephew PLC (United Kingdom)	215,645	3,034,681
Sonova Holding A.G. (Switzerland)(b)	8,847	2,719,691
Sysmex Corp. (Japan)	250,800	4,655,642
		23,703,402
Metals & Mining – 2.5%
Alamtri Resources Indonesia Tbk PT (Indonesia)	490,235	56,157
Anglo American PLC (South Africa)	16,157	441,060
Anglogold Ashanti PLC (United Kingdom)	6,133	258,567
BHP Group Ltd. ADR (Australia)(a)	78,916	3,752,456
Bukit Asam Tbk PT (Indonesia)	703,398	116,974
Cameco Corp. (Canada)	15,013	677,687
China Shenhua Energy Co. Ltd., Class H (China)	29,500	110,865
Exxaro Resources Ltd. (South Africa)	11,058	90,530
Fortescue Ltd. (Australia)	15,555	160,647
Glencore PLC (Australia)(a)*	2,146,183	7,036,768
Grupo Mexico S.A.B. de C.V., Series B (Mexico)	229,796	1,192,424
Iluka Resources Ltd. (Australia)	26,702	70,744
Indo Tambangraya Megah Tbk PT (Indonesia)	89,430	118,550
Kumba Iron Ore Ltd. (South Africa)	15,465	268,957
Rio Tinto PLC (Australia)	88,569	5,277,775
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Metals & Mining (Continued)
Shougang Fushan Resources Group Ltd. (China)	379,826	$120,366
Sumitomo Metal Mining Co. Ltd. (Japan)(a)	20,300	450,397
United Tractors Tbk PT (Indonesia)	398,417	544,484
Vale S.A. (Brazil)	9,500	88,536
Vale S.A. ADR (Brazil)	89,683	834,949
		21,668,893
Oil & Gas Supply Chain – 6.0%
Abu Dhabi National Oil Co. for Distribution PJSC (United Arab Emirates)	45,725	41,960
BP PLC	1,053,369	4,863,818
Canadian Natural Resources Ltd. (Canada)	65,322	1,874,466
Cenovus Energy, Inc. (Canada)	57,979	682,576
Chevron Corp.	9,954	1,354,341
China Petroleum & Chemical Corp., Class H (China)	1,375,092	701,945
ENEOS Holdings, Inc. (Japan)	70,800	340,848
Eni S.p.A. (Italy)	106,030	1,518,513
Equinor ASA (Norway)	44,676	1,011,270
Exxon Mobil Corp.	20,689	2,185,379
Galp Energia SGPS S.A. (Portugal)	21,154	327,756
Gazprom PJSC (Russia)(d)*	421,794	—
Imperial Oil Ltd. (Canada)	6,096	411,190
Inpex Corp. (Japan)	117,300	1,467,364
LUKOIL PJSC (Russia)(d)	13,736	—
MOL Hungarian Oil & Gas PLC (Hungary)	91,212	772,356
Neste OYJ (Finland)	36,391	377,496
Parex Resources, Inc. (Canada)	19,998	161,017
Petroleo Brasileiro S.A. ADR (Brazil)	276,639	3,123,254
Petronas Gas Bhd. (Malaysia)	45,800	185,747
PRIO S.A. (Brazil)*	96,400	572,609
PTT Exploration & Production PCL (Thailand)(b)	135,000	401,888
Reliance Industries Ltd. (India)	89,676	1,489,009
Repsol S.A. (Spain)	88,822	1,085,731
Rosneft Oil Co. PJSC (Russia)(d)	210,931	—
Santos Ltd. (Australia)	227,550	874,785
	Number of Shares	Value
Oil & Gas Supply Chain (Continued)
Shell PLC	561,536	$18,121,746
Suncor Energy, Inc. (Canada)	39,670	1,401,083
TotalEnergies S.E. (France)	92,003	5,240,048
Vibra Energia S.A. (Brazil)	228,200	753,141
Woodside Energy Group Ltd. (Australia)	99,055	1,291,196
		52,632,532
Oil, Gas Services & Equipment – 0.1%
Schlumberger N.V.	14,344	476,938
Publishing & Broadcasting – 0.1%
Central China Land Media Co. Ltd., Class A (China)	57,800	98,609
Chinese Universe Publishing and Media Group Co. Ltd., Class A (China)	53,400	77,103
Informa PLC (United Kingdom)	25,717	251,228
Shandong Publishing & Media Co. Ltd., Class A (China)	89,491	120,863
		547,803
Real Estate Investment Trusts – 0.0%(e)
BWP Trust (Australia)	86,858	199,150
IGB Real Estate Investment Trust (Malaysia)	84,435	45,789
Parkway Life Real Estate Investment Trust (Singapore)	45,900	148,691
		393,630
Real Estate Owners & Developers – 0.5%
China Resources Land Ltd. (China)	67,000	225,429
Emaar Development PJSC (United Arab Emirates)	108,102	393,948
Emaar Properties PJSC (United Arab Emirates)	34,101	121,851
Mitsubishi Estate Co. Ltd. (Japan)	161,800	2,842,175
Mitsui Fudosan Co. Ltd. (Japan)	52,600	521,300
Pakuwon Jati Tbk PT (Indonesia)	1,239,601	28,493
Sumitomo Realty & Development Co. Ltd. (Japan)	13,600	506,550
		4,639,746
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Real Estate Services – 0.2%
China Resources Mixc Lifestyle Services Ltd. (China)(c)	101,200	$484,817
Country Garden Services Holdings Co. Ltd. (China)	459,000	409,786
Daito Trust Construction Co. Ltd. (Japan)	1,800	200,407
KE Holdings, Inc. ADR (China)	32,709	663,993
		1,759,003
Retail - Consumer Staples – 1.7%
Alibaba Health Information Technology Ltd. (China)*	1,058,000	684,439
Alimentation Couche-Tard, Inc. (Canada)	70,079	3,657,975
Avenue Supermarts Ltd. (India)(c)*	7,252	359,617
BIM Birlesik Magazalar A.S. (Turkey)	36,252	425,898
Clicks Group Ltd. (South Africa)	19,226	408,897
DaShenLin Pharmaceutical Group Co. Ltd., Class A (China)	278,800	725,418
Izumi Co. Ltd. (Japan)	6,000	138,138
Jeronimo Martins SGPS S.A. (Portugal)	47,712	1,154,743
Koninklijke Ahold Delhaize N.V. (Netherlands)	64,300	2,640,098
President Chain Store Corp. (Taiwan)	13,000	106,308
Raia Drogasil S.A. (Brazil)	225,512	785,993
Seria Co. Ltd. (Japan)	5,900	119,783
Seven & i Holdings Co. Ltd. (Japan)	51,900	764,000
Sumber Alfaria Trijaya Tbk PT (Indonesia)	1,948,500	252,242
Sundrug Co. Ltd. (Japan)	5,600	186,605
Tesco PLC (United Kingdom)	148,395	734,407
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	191,881	607,918
Yifeng Pharmacy Chain Co. Ltd., Class A (China)	246,287	959,559
		14,712,038
Retail - Discretionary – 0.5%
Associated British Foods PLC (United Kingdom)	2,855	78,698
Astra International Tbk PT (Indonesia)	2,346,700	678,257
	Number of Shares	Value
Retail - Discretionary (Continued)
Chengdu Fusen Noble-House Industrial Co. Ltd., Class A (China)	74,050	$133,855
Dunelm Group PLC (United Kingdom)	15,481	227,342
Fast Retailing Co. Ltd. (Japan)	3,100	1,019,729
Jardine Matheson Holdings Ltd. (Hong Kong)	19,800	879,815
JUMBO S.A. (Greece)	1,537	48,405
Localiza Rent a Car S.A. (Brazil)*	56,898	431,511
Luk Fook Holdings International Ltd. (Hong Kong)	23,158	50,533
Moncler S.p.A. (Italy)	2,872	177,262
Mr Price Group Ltd. (South Africa)	18,461	235,948
Next PLC (United Kingdom)	1,734	286,069
Pandora A/S (Denmark)	592	88,127
Truworths International Ltd. (South Africa)	36,221	144,680
USS Co. Ltd. (Japan)	20,900	208,326
Workman Co. Ltd. (Japan)	1,969	62,045
Zhongsheng Group Holdings Ltd. (China)	20,000	30,094
		4,780,696
Semiconductors – 4.3%
ASE Technology Holding Co. Ltd. (Taiwan)	272,000	1,159,046
ASML Holding N.V. (Netherlands)	8,926	5,975,440
ASMPT Ltd. (Hong Kong)	68,600	461,505
ASPEED Technology, Inc. (Taiwan)	426	40,077
Chipbond Technology Corp. (Taiwan)	20,628	41,015
DB HiTek Co. Ltd. (South Korea)	8,334	225,294
Disco Corp. (Japan)	11,700	2,263,711
eMemory Technology, Inc. (Taiwan)	4,182	336,741
Globalwafers Co. Ltd. (Taiwan)	51,000	492,204
Greatek Electronics, Inc. (Taiwan)	93,000	159,917
Japan Material Co. Ltd. (Japan)	3,296	27,631
LEENO Industrial, Inc. (South Korea)	4,825	122,538
M31 Technology Corp. (Taiwan)	2,425	39,076
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Semiconductors (Continued)
MediaTek, Inc. (Taiwan)	62,000	$2,634,572
Novatek Microelectronics Corp. (Taiwan)	57,000	927,005
Powertech Technology, Inc. (Taiwan)	9,000	30,582
SK Hynix, Inc. (South Korea)	22,307	2,783,314
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	368,945	10,453,892
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	48,541	8,091,299
Tokyo Electron Ltd. (Japan)	14,300	2,129,247
		38,394,106
Software – 1.1%
Atoss Software S.E. (Germany)	629	94,555
Dassault Systemes S.E. (France)	71,299	2,672,011
Open Text Corp. (Canada)	121,348	3,285,004
SAP S.E. (Germany)	1,014	296,685
SAP S.E. ADR (Germany)	12,614	3,685,685
		10,033,940
Specialty Finance – 1.4%
Adyen N.V. (Netherlands)(c)*	2,176	3,521,232
Chailease Holding Co. Ltd. (Taiwan)	98,306	353,714
Edenred S.E. (France)	148,300	4,625,027
Experian PLC	15,964	794,226
ORIX Corp. (Japan)	30,200	605,813
Plus500 Ltd. (Israel)	8,965	367,496
Worldline S.A. (France)(c)*	270,100	1,496,498
Zenkoku Hosho Co. Ltd. (Japan)	9,400	203,943
		11,967,949
Steel – 0.5%
Maruichi Steel Tube Ltd. (Japan)	5,400	127,569
Mitsui & Co. Ltd. (Japan)	93,100	1,882,587
Ternium S.A. ADR (Mexico)(a)	17,336	500,317
thyssenkrupp A.G. (Germany)	167,700	1,923,227
Tokyo Steel Manufacturing Co. Ltd. (Japan)	19,407	219,431
		4,653,131
	Number of Shares	Value
Technology Hardware – 4.2%
Advantech Co. Ltd. (Taiwan)	15,000	$157,142
Brother Industries Ltd. (Japan)	9,739	171,149
Casio Computer Co. Ltd. (Japan)	53,100	415,273
Delta Electronics, Inc. (Taiwan)	371,000	3,887,414
Hana Microelectronics PCL (Thailand)(b)	138,200	79,846
Hon Hai Precision Industry Co. Ltd. (Taiwan)	56,000	249,497
Inaba Denki Sangyo Co. Ltd. (Japan)	7,700	202,843
Kyocera Corp. (Japan)	74,000	877,028
Largan Precision Co. Ltd. (Taiwan)	2,000	142,583
Lenovo Group Ltd. (China)	450,000	520,460
Murata Manufacturing Co. Ltd. (Japan)	102,300	1,457,423
Nidec Corp. (Japan)	47,100	837,030
Nintendo Co. Ltd. (Japan)	26,000	2,158,520
Panasonic Holdings Corp. (Japan)	74,300	851,921
Samsung Electronics Co. Ltd. (South Korea)	77,989	3,042,939
Samsung Electronics Co. Ltd. GDR (South Korea)(b)	6,221	6,057,630
Simplo Technology Co. Ltd. (Taiwan)	4,232	46,323
Sony Group Corp. (Japan)	465,000	12,268,001
Sunny Optical Technology Group Co. Ltd. (China)	25,300	212,881
TDK Corp. (Japan)	79,400	847,313
Venture Corp. Ltd. (Singapore)	5,700	50,599
Wiwynn Corp. (Taiwan)	12,000	722,176
Xiamen Faratronic Co. Ltd., Class A (China)	8,900	127,451
Xiaomi Corp., Class B (China)(c)*	168,600	1,079,412
Yageo Corp. (Taiwan)	48,936	701,653
Yealink Network Technology Corp. Ltd., Class A (China)	31,000	141,666
		37,306,173
Telecommunications – 1.5%
America Movil S.A.B. de C.V. ADR (Mexico)	54,813	944,976
Bharti Airtel Ltd. (India)	55,440	1,222,909
BT Group PLC (United Kingdom)(a)	86,833	201,536
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Telecommunications (Continued)
CELCOMDIGI Bhd. (Malaysia)	112,100	$99,329
Chunghwa Telecom Co. Ltd. (Taiwan)	37,000	149,587
Elisa OYJ (Finland)	4,426	236,118
KDDI Corp. (Japan)	102,800	1,821,989
KT Corp. (South Korea)	20,476	748,250
Kuwait Telecommunications Co. (Kuwait)	56,872	100,570
Mobile TeleSystems PJSC (Russia)(d)*	138,416	—
Nippon Telegraph & Telephone Corp. (Japan)	961,200	1,004,720
Saudi Telecom Co. (Saudi Arabia)	14,011	177,880
Softbank Corp. (Japan)	307,000	464,566
SoftBank Group Corp. (Japan)	29,300	1,481,691
Telkom Indonesia Persero Tbk PT (Indonesia)	16,662,533	2,626,327
Telkom Indonesia Persero Tbk PT ADR (Indonesia)(a)	52,131	814,808
United Internet A.G. (Germany)(b)	1,973	44,741
Vodacom Group Ltd. (South Africa)	131,268	971,283
Vodafone Group PLC (United Kingdom)	451,585	443,773
		13,555,053
Tobacco & Cannabis – 0.3%
British American Tobacco PLC (United Kingdom)	37,181	1,619,543
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	2,068,801	74,776
Imperial Brands PLC (United Kingdom)	6,112	250,794
Japan Tobacco, Inc. (Japan)	5,600	172,525
KT&G Corp. (South Korea)	8,853	714,563
		2,832,201
Transportation & Logistics – 2.1%
BW LPG Ltd. (Singapore)(a)(c)	5,649	56,747
Canadian National Railway Co. (Canada)	24,869	2,407,817
Canadian Pacific Kansas City Ltd. (Canada)	865	62,826
CCR S.A. (Brazil)	284,660	676,144
Daqin Railway Co. Ltd., Class A (China)	55,500	49,491
DSV A/S (Denmark)	20,910	4,432,081
	Number of Shares	Value
Transportation & Logistics (Continued)
East Japan Railway Co. (Japan)	63,200	$1,369,978
Fujian Expressway Development Co. Ltd., Class A (China)	248,500	124,115
GMexico Transportes S.A.B. de C.V. (Mexico)(c)	66,870	115,323
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR (Mexico)*	7,329	1,506,183
Hyundai Glovis Co. Ltd. (South Korea)	758	60,778
International Container Terminal Services, Inc. (Philippines)	85,590	523,484
Kamigumi Co. Ltd. (Japan)	5,400	132,190
Ryanair Holdings PLC ADR (Italy)	66,927	3,203,126
TangShan Port Group Co. Ltd., Class A (China)	102,500	56,580
Westports Holdings Bhd. (Malaysia)	50,818	50,066
ZTO Express Cayman, Inc. ADR (China)(a)	178,774	3,307,319
		18,134,248
Transportation Equipment – 1.0%
CRRC Corp. Ltd., Class A (China)	759,100	732,690
Daimler Truck Holding A.G. (Germany)	116,939	4,698,200
Volvo AB, Class B (Sweden)	87,700	2,383,995
Weichai Power Co. Ltd., Class H (China)	536,000	1,045,683
		8,860,568
Wholesale - Consumer Staples – 0.5%
Bid Corp. Ltd. (South Africa)	18,838	473,450
ITOCHU Corp. (Japan)	40,500	2,071,289
Mitsubishi Corp. (Japan)	81,100	1,539,812
		4,084,551
Wholesale - Discretionary – 0.0%(e)
Bunzl PLC (United Kingdom)	10,683	335,708
Trusco Nakayama Corp. (Japan)	2,486	37,089
		372,797
Total Common Stocks (Cost $767,476,207)		834,670,531
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value

Master Limited Partnerships – 0.0%(e)
Oil & Gas Supply Chain – 0.0%(e)
Newmed Energy L.P. (Israel)	74,753	$278,508
Total Master Limited Partnership (Cost $201,646)		278,508

Preferred Stocks – 0.6%
Banking – 0.1%
Itau Unibanco Holding S.A. ADR, 3.94% (Brazil)(f)	121,781	768,438
Chemicals – 0.0%(e)
Sociedad Quimica y Minera de Chile S.A. ADR, 2.59% (Chile)(a)(f)	7,394	252,875
Containers & Packaging – 0.0%(e)
Klabin S.A., 0.72% (Brazil)(f)	3	2
Technology Hardware – 0.5%
Samsung Electronics Co. Ltd., 3.10% (South Korea)(f)	118,850	3,923,316
Total Preferred Stocks (Cost $6,497,011)		4,944,631

Investment Companies – 1.6%
iShares MSCI South Korea ETF (South Korea)(a)	244,996	13,766,325
Total Investment Companies (Cost $13,702,139)		13,766,325

	Number of Shares	Value
Short-Term Investments – 4.8%
Money Market Funds – 4.8%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.17%(g)	21,879,131	$21,879,131
Northern Institutional Funds - Liquid Assets Portfolio, 4.37%(g)(h)	20,729,519	20,729,519
Total Short-Term Investments (Cost $42,608,650)		42,608,650
Total Investments – 101.6% (Cost $830,485,653)		896,268,645
Liabilities less Other Assets – (1.6)%		(14,387,896)
NET ASSETS – 100.0%		$881,880,749

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Security either partially or fully on loan. (See Note 6.)
(b)	Security sold outside United States without registration under the Securities Act of 1933.
(c)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025, these securities had a total value of $11,950,664 or 1.36%
of net assets.

(d)	Investment is valued using significant unobservable inputs (Level 3) (See Note 3 regarding investments in Russian securities).
(e)	Amount rounds to less than 0.05%.
(f)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(g)	7-day current yield as of April 30, 2025 is disclosed.
(h)	Security purchased with the cash proceeds from securities loaned. (See Note 6.)
*	Non-income producing security

Abbreviations:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar International Equity Fund
JSC	Joint Stock Company
L.P.	Limited Partnership
MSCI	Morgan Stanley Capital International
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
QPSC	Qatari Public Shareholding Company

Concentration by Currency (%)(a)
Euro	21.7
Japanese Yen	16.1
British Pound	12.7
U.S. Dollar	12.3
Hong Kong Dollar	6.3
All other currencies less than 5%	30.9
Total	100.0
(a) Percentages shown are based on Net Assets.

Country Diversification (%)(a)
Japan	16.1
United States	13.8
China	9.9
Germany	8.2
United Kingdom	7.2
France	7.1
South Korea	5.1
All other countries less than 5%(b)	32.6
Total	100.0

(a) Percentages shown are based on Net Assets.
(b) Includes Other.
Valuation Hierarchy
The following is a summary of the inputs used, as of April 30, 2025, in valuing the Fund's investments carried at fair value:
Morningstar International Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$141,650,400	$693,020,131	$— *	$834,670,531
Master Limited Partnerships	—	278,508	—	278,508
Preferred Stocks	1,021,315	3,923,316	—	4,944,631
Investment Companies	13,766,325	—	—	13,766,325
Short-Term Investments	42,608,650	—	—	42,608,650
Total Investments	$199,046,690	$697,221,955	$—	$896,268,645

*Includes securities determined to have no value as of April 30, 2025.
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments
Morningstar Global Income Fund

	Par(a)	Value
Asset-Backed Securities – 3.5%
Other – 3.3%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R3, Class M4, (1M CME Term SOFR + 1.04%, 0.93% Floor), 5.37%, 5/25/35(b)	$14,430	$14,381
AMMC CLO 23 Ltd., Series 2020-23A, Class D1R2, (3M CME Term SOFR + 3.70%, 3.70% Floor), 7.98%, 4/17/35(b)(c)	150,000	148,156
AMMC CLO Ltd., Series 2021-24A, Class DR, (3M CME Term SOFR + 2.95%, 2.95% Floor), 7.22%, 1/20/35(b)(c)	150,000	145,361
Apex Credit CLO Ltd., Series 2022-1A, Class D, (3M CME Term SOFR + 4.40%, 4.40% Floor), 8.67%, 4/22/33(b)(c)	130,000	129,475
Bain Capital Credit CLO Ltd., Series 2022-2A, Class D1, (3M CME Term SOFR + 3.65%, 3.65% Floor), 7.92%, 4/22/35(b)(c)	250,000	246,829
Blueberry Park CLO Ltd., Series 2024-1A, Class D1, (3M CME Term SOFR + 2.90%, 2.90% Floor), 7.17%, 10/20/37(b)(c)	110,000	109,516
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class ER, (3M CME Term SOFR + 7.12%, 6.86% Floor), 11.40%, 7/25/34(b)(c)	250,000	241,488
BlueMountain CLO XXX Ltd., Series 2020-30A, Class CR, (3M CME Term SOFR + 2.15%, 2.15% Floor), 6.41%, 4/15/35(b)(c)	250,000	248,006
CIFC Funding Ltd., Series 2017-3A, Class D1R, (3M CME Term SOFR + 3.70%, 3.70% Floor), 7.97%, 4/20/37(b)(c)	210,000	205,426
Cook Park CLO Ltd., Series 2018-1A, Class D, (3M CME Term SOFR + 2.86%), 7.14%, 4/17/30(b)(c)	250,000	247,866
	Par(a)	Value
Other (Continued)
Goldentree Loan Management U.S. CLO 1 Ltd., Series 2017-1A, Class ER3, (3M CME Term SOFR + 4.50%), 8.77%, 4/20/34(b)(c)	$150,000	$139,536
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class C, 3.50%, 5/20/48(c)	441,959	276,160
Mountain View CLO XVI Ltd., Series 2022-1A, Class DR, (3M CME Term SOFR + 4.19%, 4.19% Floor), 8.45%, 4/15/34(b)(c)	140,000	140,125
Nassau Ltd., Series 2021-IA, Class DR, (3M CME Term SOFR + 3.60%), 7.86%, 8/26/34(b)(c)	150,000	146,488
National Collegiate Student Loan Trust, Series 2007-2, Class A4, (1M CME Term SOFR + 0.40%), 4.73%, 1/25/33(b)	217,291	210,756
Oaktree CLO Ltd., Series 2022-1A, Class E, (3M CME Term SOFR + 7.76%, 7.76% Floor), 12.08%, 5/15/33(b)(c)	487,000	480,882
Palmer Square CLO Ltd., Series 2022-3A, Class D1R, (3M CME Term SOFR + 2.95%, 2.95% Floor), 7.22%, 7/20/37(b)(c)	150,000	149,343
Palmer Square Loan Funding Ltd., Series 2022-3A, Class CR, (3M CME Term SOFR + 3.00%, 3.00% Floor), 7.26%, 4/15/31(b)(c)	160,000	160,296
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, 3.97%, 6/15/44(c)	134,735	130,778
RAD CLO Ltd., Series 2023-21A, Class D1R, (3M CME Term SOFR + 2.60%), 6.88%, 1/25/37(b)(c)	160,000	153,942
SMB Private Education Loan Trust,
Series 2021-A, Class D1, 3.86%, 1/15/53(c)	135,505	119,479
Series 2024-D, Class D, 7.51%, 7/05/53(c)	100,000	101,822
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Other (Continued)

Stonepeak ABS, Series 2021-1A, Class A, 2.68%, 2/28/33(c)	$158,448	$151,380
Symphony CLO XXV Ltd., Series 2021-25A, Class D, (3M CME Term SOFR + 3.86%, 3.60% Floor), 8.13%, 4/19/34(b)(c)	250,000	238,980
Trinitas CLO XXVII Ltd., Series 2024-27A, Class D1, (3M CME Term SOFR + 4.30%, 4.30% Floor), 8.57%, 4/18/37(b)(c)	160,000	161,085
Valley Stream Park CLO Ltd., Series 2022-1A, Class DRR, (3M CME Term SOFR + 2.70%, 2.70% Floor), 6.97%, 1/20/37(b)(c)	120,000	117,612
		4,615,168
Specialty Finance – 0.2%
Galaxy XXVI CLO Ltd., Series 2018-26A, Class DR, (3M CME Term SOFR + 2.95%, 2.95% Floor), 7.28%, 11/22/31(b)(c)	110,000	110,176
MF1 LLC, Series 2022-FL9, Class A, (1M CME Term SOFR + 2.15%, 2.15% Floor), 6.47%, 6/19/37(b)(c)	229,972	230,023
		340,199
Total Asset-Backed Securities (Cost $5,061,045)		4,955,367

	Number of Shares
Common Stocks – 43.5%
Aerospace & Defense – 2.0%
BAE Systems PLC (United Kingdom)	107,450	2,490,974
Huntington Ingalls Industries, Inc.	1,204	277,330
		2,768,304
Asset Management – 0.8%
Blackrock, Inc.	274	250,507
Blackstone, Inc.	806	106,159
	Number of Shares	Value
Asset Management (Continued)
Macquarie Korea Infrastructure Fund (South Korea)	66,573	$536,577
T. Rowe Price Group, Inc.	2,375	210,306
		1,103,549
Automotive – 0.0%(d)
Hyundai Motor Co. (South Korea)	1	134
Banking – 3.4%
JP Morgan Chase & Co.	6,598	1,614,003
PNC Financial Services Group (The), Inc.	1,242	199,577
Truist Financial Corp.	3,862	148,069
U.S. Bancorp	6,996	282,218
UniCredit S.p.A. (Italy)	43,972	2,558,329
		4,802,196
Beverages – 2.0%
Coca-Cola (The) Co.	8,460	613,773
Coca-Cola Europacific Partners PLC (United Kingdom)	20,239	1,836,487
PepsiCo, Inc.	2,840	385,047
		2,835,307
Biotechnology & Pharmaceuticals – 4.8%
AbbVie, Inc.	1,777	346,693
Amgen, Inc.	1,096	318,848
Bristol-Myers Squibb Co.	4,317	216,713
Gilead Sciences, Inc.	3,174	338,158
Johnson & Johnson	16,260	2,541,601
Novartis A.G. ADR	22,414	2,543,765
Pfizer, Inc.	16,368	399,543
		6,705,321
Cable & Satellite – 0.4%
Comcast Corp., Class A	17,156	586,736
Chemicals – 0.4%
Air Products and Chemicals, Inc.	1,514	410,430
International Flavors & Fragrances, Inc.	2,253	176,771
		587,201
Construction Materials – 0.8%
Cie de Saint-Gobain S.A. (France)	9,906	1,076,961
Containers & Packaging – 0.2%
Amcor PLC(e)	34,929	321,347
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Diversified Industrials – 1.9%
Emerson Electric Co.	2,100	$220,731
Honeywell International, Inc.	1,031	217,026
Siemens A.G. (Germany)(f)	9,792	2,254,719
		2,692,476
Electric Utilities – 3.1%
American Electric Power Co., Inc.	2,845	308,227
Dominion Energy, Inc.	3,963	215,508
Edison International	1,345	71,971
Enel S.p.A. (Italy)	194,916	1,689,722
National Grid PLC (United Kingdom)	140,250	2,024,383
		4,309,811
Electrical Equipment – 0.4%
Johnson Controls International PLC	6,667	559,361
Food – 0.3%
Mondelez International, Inc., Class A	5,369	365,790
Gas & Water Utilities – 0.1%
NiSource, Inc.	4,730	184,990
Health Care Facilities & Services – 0.1%
CVS Health Corp.	2,554	170,377
Home & Office Products – 0.1%
Midea Group Co. Ltd., Class H (China)*	16,211	153,016
Household Products – 0.7%
Kenvue, Inc.	10,788	254,597
Kimberly-Clark Corp.	1,878	247,483
Procter & Gamble (The) Co.	2,852	463,649
		965,729
Institutional Financial Services – 1.1%
CME Group, Inc.	1,921	532,271
Morgan Stanley	7,061	814,980
Northern Trust Corp.	2,249	211,361
		1,558,612
Insurance – 3.2%
MS&AD Insurance Group Holdings, Inc. (Japan)	20,532	466,688
NN Group N.V. (Netherlands)	26,264	1,610,519
Zurich Insurance Group A.G. (Switzerland)	3,381	2,398,045
		4,475,252
	Number of Shares	Value
IT Services – 0.2%
International Business Machines Corp.	1,061	$256,571
Leisure Facilities & Services – 2.5%
McDonald's Corp.	976	311,978
OPAP S.A. (Greece)	133,366	2,963,288
Starbucks Corp.	2,097	167,865
		3,443,131
Leisure Products – 0.1%
Hasbro, Inc.	3,021	187,000
Medical Equipment & Devices – 0.5%
Baxter International, Inc.	7,665	238,918
Medtronic PLC	4,662	395,151
		634,069
Metals & Mining – 0.3%
Rio Tinto Ltd. (Australia)(e)	4,974	372,141
Oil & Gas Supply Chain – 4.2%
Chevron Corp.	15,683	2,133,829
Enbridge, Inc. (Canada)	29,441	1,376,803
Exxon Mobil Corp.	3,704	391,254
Gazprom PJSC (Russia)(g)*	33,780	—
Kinder Morgan, Inc.	10,460	275,098
LUKOIL PJSC (Russia)(g)	1,232	—
ONEOK, Inc.	1,981	162,759
Petroleo Brasileiro S.A. (Brazil)	273,136	1,542,997
Rosneft Oil Co. PJSC (Russia)(g)	17,410	—
		5,882,740
Real Estate Investment Trusts – 3.7%
Crown Castle, Inc.	3,685	389,725
Federal Realty Investment Trust	3,501	329,164
Prologis Property Mexico S.A. de C.V. (Mexico)	438,051	1,554,472
Realty Income Corp.	3,124	180,755
Simon Property Group, Inc.	1,030	162,101
Ventas, Inc.	2,697	189,006
VICI Properties, Inc.	75,358	2,412,963
		5,218,186
Semiconductors – 0.7%
MediaTek, Inc. (Taiwan)	15,175	644,833
Texas Instruments, Inc.	2,300	368,115
		1,012,948
Specialty Finance – 0.1%
Western Union (The) Co.	13,088	129,702
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Technology Hardware – 0.2%
Cisco Systems, Inc.	3,729	$215,275
NetApp, Inc.	949	85,173
		300,448
Telecommunications – 2.1%
Softbank Corp. (Japan)	1,543,869	2,336,253
Verizon Communications, Inc.	11,547	508,761
		2,845,014
Tobacco & Cannabis – 2.2%
British American Tobacco PLC ADR (United Kingdom)(e)	58,768	2,559,346
Philip Morris International, Inc.	3,027	518,707
		3,078,053
Transportation & Logistics – 0.2%
Spirit Aviation Holdings, Inc.(e)*	8,659	72,302
United Parcel Service, Inc., Class B	2,109	200,988
		273,290
Transportation Equipment – 0.6%
Volvo AB, Class B (Sweden)	31,109	845,652
Wholesale - Consumer Staples – 0.1%
Sysco Corp.	2,214	158,080
Total Common Stocks (Cost $54,861,165)		60,859,495

	Par(a)
Convertible Bonds – 0.0%(d)
Publishing & Broadcasting – 0.0%(d)
Gannett Co., Inc., 6.00%, 12/01/27(c)	$10,000	10,063
Total Convertible Bonds (Cost $9,190)		10,063

Corporate Bonds – 7.5%
Aerospace & Defense – 0.1%
Axon Enterprise, Inc.,
6.13%, 3/15/30(c)	50,000	50,870
6.25%, 3/15/33(c)	20,000	20,384

TransDigm, Inc., 6.63%, 3/01/32(c)	50,000	51,218
		122,472
	Par(a)	Value
Automotive – 0.2%
Adient Global Holdings Ltd., 7.50%, 2/15/33(c)(e)	$50,000	$47,379
PM General Purchaser LLC, 9.50%, 10/01/28(c)	250,000	241,357
		288,736
Beverages – 0.0%(d)
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, 4/01/29(c)(e)	40,000	39,779
Biotechnology & Pharmaceuticals – 0.0%(d)
Bausch Health Cos., Inc., 6.25%, 2/15/29(c)(e)	10,000	6,550
Cable & Satellite – 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/31(c)	140,000	126,493
CSC Holdings LLC,
5.50%, 4/15/27(c)	250,000	232,295
11.75%, 1/31/29(c)	540,000	510,526

Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 2/15/31(c)	50,000	47,350
DISH DBS Corp., 5.25%, 12/01/26(c)(e)	80,000	72,799
DISH Network Corp., 11.75%, 11/15/27(c)	160,000	168,152
		1,157,615
Commercial Support Services – 0.4%
CoreCivic, Inc.,
4.75%, 10/15/27	200,000	194,830
8.25%, 4/15/29	40,000	42,164

GEO Group (The), Inc., 10.25%, 4/15/31	70,000	76,485
RR Donnelley & Sons Co., 9.50%, 8/01/29(c)	130,000	123,781
TKC Holdings, Inc.,
6.88%, 5/15/28(c)	90,000	90,006
10.50%, 5/15/29(c)(e)	80,000	80,039
		607,305
Communications – 0.0%(d)
iHeartCommunications, Inc., 9.13%, 5/01/29(c)	28,500	22,007
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Construction Materials – 0.1%
Advanced Drainage Systems, Inc., 6.38%, 6/15/30(c)(e)	$50,000	$50,772
Quikrete Holdings, Inc., 6.38%, 3/01/32(c)	90,000	90,507
		141,279
Consumer Cyclical – 0.1%
Saks Global Enterprises LLC, 11.00%, 12/15/29(c)	110,000	66,719
Consumer Non-Cyclical – 0.2%
1261229 B.C. Ltd., 10.00%, 4/15/32(c)	200,000	195,835
Claritev Corp., 6.75%, 3/31/31(c)(h)	100,534	67,358
		263,193
Consumer Services – 0.0%(d)
WW International, Inc., 4.50%, 4/15/29(c)	120,000	28,046
Containers & Packaging – 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27(c)(e)	400,000	184,000
Diversified Industrials – 0.0%(d)
Vortex Opco LLC, 8.00%, 4/30/30(c)	107,217	16,855
Electric Utilities – 0.3%
Lightning Power LLC, 7.25%, 8/15/32(c)	200,000	207,206
NRG Energy, Inc., 6.25%, 11/01/34(c)	70,000	69,892
Vistra Operations Co. LLC, 6.88%, 4/15/32(c)(e)	120,000	124,294
		401,392
Electrical Equipment – 0.0%(d)
Alpha Generation LLC, 6.75%, 10/15/32(c)(e)	40,000	40,764
Engineering & Construction – 0.2%
Railworks Holdings L.P./Railworks Rally, Inc., 8.25%, 11/15/28(c)	90,000	90,142
Tutor Perini Corp., 11.88%, 4/30/29(c)(e)	150,000	161,815
		251,957
	Par(a)	Value
Entertainment Content – 0.1%
AMC Networks, Inc.,
10.25%, 1/15/29(c)(e)	$40,000	$41,097
4.25%, 2/15/29	40,000	29,451
		70,548
Health Care Facilities & Services – 0.5%
Akumin, Inc., (100% Cash), 9.00%, 8/01/27(c)(e)(h)	250,000	217,751
CHS/Community Health Systems, Inc.,
6.88%, 4/15/29(c)	180,000	131,132
5.25%, 5/15/30(c)	110,000	93,847
10.88%, 1/15/32(c)	80,000	82,601

LifePoint Health, Inc., 9.88%, 8/15/30(c)	120,000	127,647
MPH Acquisition Holdings LLC,
11.50%, 12/31/30(c)(e)(h)	17,821	16,395
5.75%, 12/31/30(c)	11,644	9,024

U.S. Renal Care, Inc., 10.63%, 6/28/28(c)	52,500	44,100
		722,497
Industrial Support Services – 0.1%
EquipmentShare.com, Inc.,
8.63%, 5/15/32(c)(e)	90,000	91,884
8.00%, 3/15/33(c)	10,000	9,870
		101,754
Institutional Financial Services – 0.2%
Jane Street Group/JSG Finance, Inc., 7.13%, 4/30/31(c)	200,000	206,265
State Street Corp., (5Y US Treasury CMT + 2.61%), 6.70%, 3/15/29(i)(j)	80,000	80,282
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 6/15/31(c)	20,000	20,529
		307,076
Insurance – 0.0%(d)
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29(c)	20,000	19,520
Internet Media & Services – 0.1%
Snap, Inc., 6.88%, 3/01/33(c)	50,000	49,937
Ziff Davis, Inc., 4.63%, 10/15/30(c)	50,000	44,178
		94,115
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Leisure Facilities & Services – 0.6%
AMC Entertainment Holdings, Inc., 7.50%, 2/15/29(c)(e)	$110,000	$75,876
Caesars Entertainment, Inc., 6.50%, 2/15/32(c)	20,000	20,105
Carnival Corp., 6.13%, 2/15/33(c)(e)	120,000	118,985
Full House Resorts, Inc., 8.25%, 2/15/28(c)	190,000	177,817
Hilton Domestic Operating Co., Inc., 3.63%, 2/15/32(c)	10,000	8,846
NCL Corp. Ltd., 6.75%, 2/01/32(c)	220,000	214,817
Viking Cruises Ltd.,
7.00%, 2/15/29(c)	130,000	130,467
9.13%, 7/15/31(c)	90,000	96,227

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 2/15/31(c)(e)	50,000	51,578
		894,718
Machinery – 0.1%
Titan International, Inc., 7.00%, 4/30/28	120,000	117,483
Medical Equipment & Devices – 0.1%
Medline Borrower L.P., 5.25%, 10/01/29(c)	30,000	28,489
Medline Borrower L.P./Medline Co-Issuer, Inc., 6.25%, 4/01/29(c)	80,000	80,612
Sotera Health Holdings LLC, 7.38%, 6/01/31(c)	70,000	71,795
		180,896
Oil & Gas Supply Chain – 1.2%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 7/15/32(c)	50,000	51,269
Chord Energy Corp., 6.75%, 3/15/33(c)	60,000	58,403
Crescent Energy Finance LLC, 7.63%, 4/01/32(c)	50,000	45,430
Howard Midstream Energy Partners LLC, 7.38%, 7/15/32(c)	50,000	51,179
New Generation Gas Gathering LLC, 10.34%, 9/30/29(k)(l)	118,919	117,155
	Par(a)	Value
Oil & Gas Supply Chain (Continued)
Northern Oil & Gas, Inc., 8.13%, 3/01/28(c)	$170,000	$167,832
Occidental Petroleum Corp., 4.40%, 8/15/49	60,000	39,959
Permian Resources Operating LLC,
7.00%, 1/15/32(c)	150,000	151,004
6.25%, 2/01/33(c)	90,000	88,011

Range Resources Corp., 8.25%, 1/15/29	110,000	112,650
Rockies Express Pipeline LLC,
6.75%, 3/15/33(c)(e)	40,000	40,641
7.50%, 7/15/38(c)	40,000	39,249

Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 12/31/30(c)	50,000	46,557
Venture Global Calcasieu Pass LLC,
6.25%, 1/15/30(c)	90,000	90,025
4.13%, 8/15/31(c)	30,000	26,951
3.88%, 11/01/33(c)(e)	150,000	126,517
Venture Global LNG, Inc.,
9.50%, 2/01/29(c)	60,000	62,174
(5Y US Treasury CMT + 5.44%), 9.00%, 9/30/29(c)(i)(j)	140,000	120,335
9.88%, 2/01/32(c)	140,000	142,151
Venture Global Plaquemines LNG LLC,
7.50%, 5/01/33(c)	30,000	30,777
7.75%, 5/01/35(c)(e)	20,000	20,538
		1,628,807
Oil, Gas Services & Equipment – 0.1%
Noble Finance II LLC, 8.00%, 4/15/30(c)(e)	70,000	66,694
Publishing & Broadcasting – 0.1%
Clear Channel Outdoor Holdings, Inc., 5.13%, 8/15/27(c)	20,000	19,446
Gray Media, Inc., 7.00%, 5/15/27(c)	80,000	77,828
		97,274
Real Estate Investment Trusts – 0.2%
MPT Operating Partnership L.P./MPT Finance Corp.,
5.00%, 10/15/27(e)	180,000	159,032
8.50%, 2/15/32(c)	70,000	71,119
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Real Estate Investment Trusts (Continued)

Service Properties Trust, 5.50%, 12/15/27	$40,000	$38,105
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 2/15/28(c)	20,000	21,235
		289,491
Real Estate Owners & Developers – 0.1%
Five Point Operating Co. L.P./Five Point Capital Corp., 10.50%, 1/15/28(c)	65,562	66,651
Renewable Energy – 0.0%(d)
Sunnova Energy Corp., 5.88%, 9/01/26(c)	50,000	15,000
Retail - Discretionary – 0.3%
Foot Locker, Inc., 4.00%, 10/01/29(c)(e)	140,000	113,460
Michaels (The) Cos., Inc., 5.25%, 5/01/28(c)	60,000	31,265
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29(c)	250,000	232,844
		377,569
Semiconductors – 0.0%(d)
Intel Corp., 5.70%, 2/10/53	30,000	26,721
Software – 0.1%
Citrix Systems, Inc., 4.50%, 12/01/27	30,000	27,294
Cloud Software Group, Inc., 8.25%, 6/30/32(c)	40,000	41,725
Gen Digital, Inc., 6.25%, 4/01/33(c)	80,000	79,784
Rackspace Finance LLC, 3.50%, 5/15/28(c)	23,400	8,330
		157,133
Specialty Finance – 0.3%
FirstCash, Inc., 5.63%, 1/01/30(c)	50,000	49,160
Mcclatchy Media Co. LLC, 11.00%, 12/01/31(c)(e)(h)	107,462	114,178
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.63%, 3/01/29(c)(e)	160,000	148,802
Starwood Property Trust, Inc., 7.25%, 4/01/29(c)	50,000	51,851
		363,991
		Par(a)	Value
Technology Hardware – 0.1%
CommScope LLC, 9.50%, 12/15/31(c)(e)		$70,000	$71,608
CommScope Technologies LLC, 5.00%, 3/15/27(c)(e)		60,000	52,213
Viasat, Inc., 5.63%, 4/15/27(c)		50,000	48,983
			172,804
Telecommunications – 0.3%
EchoStar Corp.,
10.75%, 11/30/29		324,800	343,487
6.75%, 11/30/30(h)		147,776	137,738
			481,225
Transportation & Logistics – 0.4%
American Airlines, Inc., 8.50%, 5/15/29(c)		120,000	122,303
Carriage Purchaser, Inc., 7.88%, 10/15/29(c)		200,000	164,208
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 9/20/31		40,000	36,845
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 11.00%, 3/06/30(c)(h)		220,721	174,232
			497,588
Transportation Equipment – 0.0%(d)
JB Poindexter & Co., Inc., 8.75%, 12/15/31(c)		50,000	50,269
Total Corporate Bonds (Cost $10,777,917)			10,438,493

Foreign Government Inflation-Linked Bonds – 0.0%(d)
Sovereign Government – 0.0%(d)
Uruguay Government International Bond, 3.40%, 5/16/45	UYU	60,000	1,489
Total Foreign Government Inflation-Linked Bonds (Cost $1,625)			1,489

Foreign Issuer Bonds – 5.3%
Angola – 0.1%
Angolan Government International Bond, 8.75%, 4/14/32(c)		210,000	164,724
Argentina – 0.1%
Provincia de Buenos Aires, 6.63%, 9/01/37(c)		188,180	126,081
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Global Income Fund
		Par(a)	Value
Brazil – 0.3%
Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/31	BRL	1,998,000	$301,143
Suzano Austria GmbH, 3.13%, 1/15/32		$120,000	102,313
			403,456
Canada – 0.4%
Bombardier, Inc.,
7.25%, 7/01/31(c)(e)		64,000	65,527
7.00%, 6/01/32(c)(e)		80,000	80,938

Capstone Copper Corp., 6.75%, 3/31/33(c)		30,000	29,477
Empire Communities Corp., 9.75%, 5/01/29(c)		50,000	48,785
Hudbay Minerals, Inc., 6.13%, 4/01/29(c)		50,000	49,777
TransAlta Corp.,
7.75%, 11/15/29		90,000	93,736
6.50%, 3/15/40		30,000	27,656

Vermilion Energy, Inc., 7.25%, 2/15/33(c)		100,000	83,894
Wrangler Holdco Corp., 6.63%, 4/01/32(c)		140,000	143,714
			623,504
Chile – 0.1%
Latam Airlines Group S.A., 7.88%, 4/15/30(c)(e)		100,000	97,875
China – 0.2%
Prosus N.V., 3.06%, 7/13/31(c)		270,000	233,085
Colombia – 0.1%
Ecopetrol S.A., 8.38%, 1/19/36		200,000	187,218
France – 0.5%
Altice France S.A., 5.50%, 10/15/29(c)(e)		840,000	687,633
Germany – 0.3%
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(c)		200,000	196,940
ZF North America Capital, Inc., 6.88%, 4/23/32(c)		300,000	263,304
			460,244
Ireland – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, (5Y US Treasury CMT + 2.72%), 6.95%, 3/10/55(j)		150,000	150,624
		Par(a)	Value
Israel – 0.2%
Teva Pharmaceutical Finance Netherlands III B.V., 4.75%, 5/09/27		$340,000	$333,548
Italy – 0.3%
Intesa Sanpaolo S.p.A., 7.80%, 11/28/53(c)		400,000	451,017
Ivory Coast – 0.2%
Ivory Coast Government International Bond, 7.63%, 1/30/33(c)		300,000	283,125
Jamaica – 0.1%
Jamaica Government International Bond, 9.63%, 11/03/30	JMD	10,000,000	65,512
Jordan – 0.2%
Jordan Government International Bond, 7.75%, 1/15/28(c)		230,000	232,875
Kenya – 0.2%
Republic of Kenya Government International Bond, 9.75%, 2/16/31(c)		280,000	266,812
Kuwait – 0.2%
MEGlobal Canada ULC, 5.88%, 5/18/30(c)		210,000	217,854
Mexico – 0.3%
Banco Mercantil del Norte S.A., (10Y US Treasury CMT + 5.47%), 7.50%, 6/27/29(c)(j)		250,000	244,325
Mexico Government International Bond, 4.75%, 3/08/44		150,000	113,335
			357,660
Morocco – 0.1%
OCP S.A., 6.75%, 5/02/34(c)		200,000	201,900
Peru – 0.1%
Petroleos del Peru S.A., 5.63%, 6/19/47(c)		250,000	153,277
Romania – 0.0%(d)
Romanian Government International Bond, 7.50%, 2/10/37(c)		60,000	59,706
Supranational – 0.3%
Inter-American Development Bank, 7.35%, 10/06/30	INR	34,000,000	416,952
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Switzerland – 0.0%(d)
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.88%, 5/01/27(c)	$40,000	$38,845
Turkey – 0.1%
Turk Telekomunikasyon A.S., 7.38%, 5/20/29(c)	200,000	200,150
United Arab Emirates – 0.2%
DP World Ltd., 5.63%, 9/25/48(c)	290,000	267,783
United Kingdom – 0.2%
Global Auto Holdings Ltd./AAG FH UK Ltd., 8.75%, 1/15/32(c)	230,000	184,239
Marks & Spencer PLC, 7.13%, 12/01/37(c)(e)	100,000	106,072
		290,311
Zambia – 0.4%
First Quantum Minerals Ltd.,
8.63%, 6/01/31(c)	260,000	263,524
8.00%, 3/01/33(c)	230,000	227,557
		491,081
Total Foreign Issuer Bonds (Cost $7,750,292)		7,462,852

	Number of Shares
Master Limited Partnerships – 3.5%
Oil & Gas Supply Chain – 3.5%
Energy Transfer L.P.	138,419	2,289,450
Enterprise Products Partners L.P.	85,952	2,569,965
Total Master Limited Partnerships (Cost $4,051,072)		4,859,415

	Par(a)
Mortgage-Backed Securities – 8.3%
Commercial Mortgage-Backed Securities – 4.1%
BANK,
Series 2022-BNK44, Class D, 4.00%, 11/15/32(c)	$190,000	138,592
Series 2024-BNK48, Class A5, 5.05%, 10/15/57	190,000	189,120
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK3, Class D, 3.25%, 2/15/50(c)	$110,000	$100,273
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class D, (1M CME Term SOFR + 2.69%, 2.69% Floor), 7.01%, 11/15/29(b)(c)	250,000	248,281
BHMS, Series 2018-ATLS, Class A, (1M CME Term SOFR + 1.55%, 1.50% Floor), 5.87%, 7/15/35(b)(c)	190,000	189,879
BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class E, (1M CME Term SOFR + 4.44%, 4.44% Floor), 8.76%, 8/15/41(b)(c)	130,000	127,104
BX Commercial Mortgage Trust,
Series 2019-IMC, Class E, (1M CME Term SOFR + 2.20%, 2.15% Floor), 6.52%, 4/15/34(b)(c)	300,000	292,875
Series 2021-ACNT, Class A, (1M CME Term SOFR + 0.96%, 0.85% Floor), 5.29%, 11/15/38(b)(c)	168,888	168,255
Series 2021-VOLT, Class D, (1M CME Term SOFR + 1.76%, 1.65% Floor), 6.09%, 9/15/36(b)(c)	270,000	265,950
Series 2024-BI02, Class D, 7.97%, 8/13/41(c)(m)	100,000	97,205
BX Trust,
Series 2021-ARIA, Class A, (1M CME Term SOFR + 1.01%, 0.90% Floor), 5.34%, 10/15/36(b)(c)	270,000	267,975
Series 2021-SDMF, Class F, (1M CME Term SOFR + 2.05%, 1.94% Floor), 6.37%, 9/15/34(b)(c)	197,803	193,927

BXHPP Trust, Series 2021-FILM, Class C, (1M CME Term SOFR + 1.21%, 1.10% Floor), 5.54%, 8/15/36(b)(c)	270,000	243,600
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A3, 3.20%, 9/15/50	$250,000	$243,701
Extended Stay America Trust,
Series 2021-ESH, Class C, (1M CME Term SOFR + 1.81%, 1.70% Floor), 6.14%, 7/15/38(b)(c)	223,465	222,627
Series 2021-ESH, Class E, (1M CME Term SOFR + 2.96%, 2.85% Floor), 7.29%, 7/15/38(b)(c)	223,465	222,348
GS Mortgage Securities Trust,
Series 2015-GC30, Class C, 4.16%, 5/10/50(m)	180,000	161,928
Series 2015-GC32, Class D, 3.35%, 7/10/48	220,000	205,813
Series 2017-GS6, Class A2, 3.16%, 5/10/50	184,774	179,725

HIH Trust, Series 2024-61P, Class F, (1M CME Term SOFR + 5.44%, 5.44% Floor), 9.76%, 10/15/41(b)(c)	200,000	197,371
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-ACB, Class D, (30D Average SOFR + 2.90%, 2.90% Floor), 7.24%, 3/15/39(b)(c)	190,000	189,525
KIND Trust, Series 2021-KIND, Class E, (1M CME Term SOFR + 3.36%, 3.25% Floor), 7.69%, 8/15/38(b)(c)	158,697	154,483
KREF Ltd., Series 2022-FL3, Class D, (1M CME Term SOFR + 2.80%, 2.80% Floor), 7.12%, 2/17/39(b)(c)	150,000	146,261
MF1 LLC,
Series 2025-FL17, Class A, (1M CME Term SOFR + 1.32%), 5.64%, 2/18/40(b)(c)	120,000	118,662
Series 2025-FL17, Class D, (1M CME Term SOFR + 2.74%), 7.06%, 2/18/40(b)(c)	100,000	97,939
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

MF1 Ltd., Series 2020-FL4, Class A, (1M CME Term SOFR + 1.81%, 1.70% Floor), 6.14%, 11/15/35(b)(c)	$48,637	$48,644
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, (1M CME Term SOFR + 2.72%, 2.60% Floor), 7.04%, 4/15/38(b)(c)	160,000	158,800
Morgan Stanley Capital I Trust, Series 2021-230P, Class B, (1M CME Term SOFR + 1.56%, 1.45% Floor), 5.89%, 12/15/38(b)(c)	110,000	102,528
MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.25%, 12/15/56(m)	90,000	92,073
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class F, (1M CME Term SOFR + 5.29%, 5.29% Floor), 9.62%, 3/15/39(b)(c)	200,000	196,238
RIDE, Series 2025-SHRE, Class D, 6.97%, 2/14/35(c)(m)	200,000	202,039
SMRT, Series 2022-MINI, Class F, (1M CME Term SOFR + 3.35%, 3.35% Floor), 7.67%, 1/15/39(b)(c)	210,000	197,894
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class B, 3.96%, 12/15/47	6,903	6,827
		5,668,462
Whole Loan – 4.2%
Angel Oak Mortgage Trust, Series 2022-3, Class A3, 4.13%, 1/25/67(c)(m)	131,350	120,134
BRAVO Residential Funding Trust,
Series 2022-NQM1, Class A1, 3.63%, 9/25/61(c)(m)	154,199	149,574
Series 2022-NQM2, Class A1, 4.27%, 11/25/61(c)(m)	112,738	112,732
Series 2022-NQM2, Class A3, 5.24%, 11/25/61(c)	140,923	140,441
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Whole Loan (Continued)
BRAVO Residential Funding Trust,
Series 2024-NQM2, Class A3, (Step to 7.59% on 3/25/28), 6.59%, 2/25/64(c)(n)	$145,277	$146,394

CAFL Issuer LLC, Series 2023-RTL1, Class A1, (Step to 9.05% on 7/28/26), 7.55%, 12/28/30(c)(n)	160,000	161,209
Citigroup Mortgage Loan Trust, Series 2022-A, Class A1, (Step to 9.17% on 9/25/25), 6.17%, 9/25/62(c)(n)	195,458	195,319
COLT Mortgage Loan Trust,
Series 2022-3, Class A1, 3.90%, 2/25/67(c)(m)	186,077	179,497
Series 2024-1, Class M1, 6.59%, 2/25/69(c)	160,000	160,613

CSMC Trust, Series 2020-RPL4, Class A1, 2.00%, 1/25/60(c)	167,175	150,096
FHLMC Seasoned Credit Risk Transfer Trust, Series 2022-1, Class M, 4.50%, 11/25/61(c)	130,000	109,999
FHLMC STACR REMIC Trust,
Series 2020-DNA6, Class B1, (30D Average SOFR + 3.00%), 7.35%, 12/25/50(b)(c)	260,000	274,084
Series 2021-DNA1, Class B2, (30D Average SOFR + 4.75%), 9.10%, 1/25/51(b)(c)	240,000	258,181
Series 2021-DNA2, Class B1, (30D Average SOFR + 3.40%), 7.75%, 8/25/33(b)(c)	270,000	296,415
Series 2022-DNA2, Class M2, (30D Average SOFR + 3.75%), 8.10%, 2/25/42(b)(c)	225,000	233,342
FNMA Connecticut Avenue Securities,
Series 2017-C06, Class 1B1, (30D Average SOFR + 4.26%), 8.62%, 2/25/30(b)	330,000	348,617
Series 2022-R08, Class 1M2, (30D Average SOFR + 3.60%), 7.95%, 7/25/42(b)(c)	200,000	207,626
	Par(a)	Value
Whole Loan (Continued)
FNMA Connecticut Avenue Securities,
Series 2024-R01, Class 1B1, (30D Average SOFR + 2.70%), 7.05%, 1/25/44(b)(c)	$200,000	$202,500

GS Mortgage-Backed Securities Trust, Series 2022-NQM1, Class A4, 4.00%, 5/25/62(c)	178,320	162,782
LHOME Mortgage Trust, Series 2024-RTL1, Class A1, (Step to 8.52% on 9/25/26), 7.02%, 1/25/29(c)(n)	160,000	161,610
Mill City Mortgage Loan Trust, Series 2018-2, Class M3, 3.75%, 5/25/58(c)(m)	209,684	190,459
New Residential Mortgage Loan Trust, Series 2022-NQM2, Class A1, 3.08%, 3/27/62(c)(m)	191,462	179,863
NYMT Loan Trust, Series 2024-BPL1, Class A1, (Step to 8.65% on 8/25/26), 7.15%, 2/25/29(c)(n)	160,000	161,635
OBX Trust,
Series 2022-NQM6, Class A1, (Step to 4.69% on 6/25/25), 4.70%, 7/25/62(c)(n)	197,754	198,247
Series 2024-NQM3, Class M1, 6.85%, 12/25/63(c)	200,000	201,936

Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1, (Step to 8.50% on 8/25/26), 7.50%, 2/25/30(c)(n)	160,000	160,230
SG Residential Mortgage Trust, Series 2022-1, Class A1, 3.17%, 3/27/62(c)(m)	207,327	191,083
Towd Point Mortgage Trust,
Series 2015-5, Class B3, 4.01%, 5/25/55(c)(m)	220,000	208,322
Series 2019-HY2, Class B1, (1M CME Term SOFR + 2.36%, 2.25% Floor), 6.69%, 5/25/58(b)(c)	190,000	192,785
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Whole Loan (Continued)
Verus Securitization Trust,
Series 2023-8, Class A3, (Step to 7.97% on 1/25/28), 6.97%, 12/25/68(c)(n)	$68,195	$69,051
Series 2024-1, Class A3, (Step to 7.12% on 2/25/28), 6.12%, 1/25/69(c)(n)	138,438	138,699
Series 2024-3, Class A3, (Step to 7.85% on 5/25/28), 6.85%, 4/25/69(c)(n)	110,629	111,952
Series 2024-4, Class A3, (Step to 7.67% on 6/25/28), 6.67%, 6/25/69(c)(n)	155,374	156,886
		5,932,313
Total Mortgage-Backed Securities (Cost $11,574,479)		11,600,775

Term Loans – 6.1%(b)
Advertising & Marketing – 0.0%(d)
Neptune BidCo US, Inc., Term A Loan, (3M USD CME Term SOFR + 4.75%, 0.50% Floor), 9.08%, 10/11/28	46,735	40,843
Apparel & Textile Products – 0.1%
ABG Intermediate Holdings 2 LLC, 2025 Delayed Draw Term Loan, (1M USD CME Term SOFR + 2.25%), 6.57%, 2/13/32	94,212	91,974
Asset Management – 0.0%(d)
Focus Financial Partners LLC, Tranche B Incremental Term Loan, (1M USD CME Term SOFR + 2.75%), 7.07%, 9/15/31	9,975	9,844
Automotive – 0.1%
First Brands Group LLC, 2021 Term Loan, (3M USD CME Term SOFR + 5.00%, 1.00% Floor), 9.54%, 3/30/27	9,897	9,171
First Brands Group LLC, 2022-II Incremental Term Loan, (3M USD CME Term SOFR + 5.00%, 1.00% Floor), 9.54%, 3/30/27	137,201	126,911
		136,082
	Par(a)	Value
Beverages – 0.2%
Celsius, Inc., Initial Term Loan, (3M USD CME Term SOFR + 3.25%), 7.55%, 4/01/32	$90,000	$89,399
Primo Brands Corp., 2025 Refinancing Term Loan, (3M USD CME Term SOFR + 2.25%, 0.50% Floor), 6.55%, 3/31/28	167,679	166,170
		255,569
Cable & Satellite – 0.1%
Virgin Media Bristol LLC, Facility Y, (6M USD CME Term SOFR + 3.18%), 7.37%, 3/31/31	100,000	97,011
Chemicals – 0.1%
A-AP Buyer, Inc., Initial Term Loan, (1M USD CME Term SOFR + 2.75%), 7.07%, 9/09/31	59,850	59,626
Natgasoline LLC, 2025 Term Loan, (3M USD CME Term SOFR + 5.50%), 9.80%, 3/29/30	40,000	38,950
		98,576
Commercial Support Services – 0.3%
LTR Intermediate Holdings, Inc., Initial Term Loan, (1M USD CME Term SOFR + 4.50%, 1.00% Floor), 8.94%, 5/05/28	148,457	140,169
Prime Security Services Borrower LLC, 2024-1 Refinancing Term B-1 Loan, (1M USD CME Term SOFR + 2.00%), 6.32%, 10/13/30	89,327	88,870
Ryan LLC, Closing Date Initial Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 7.82%, 11/14/30	148,151	147,632
WIN Waste Innovations Holdings, Inc., Initial Term Loan, (1M USD CME Term SOFR + 2.75%, 0.50% Floor), 7.19%, 3/24/28	49,490	48,775
		425,446
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Communications – 0.0%(d)
Diamond Sports Net LLC, Term Loan, (3M USD PIK Interest + 15.00%), 15.00%, 1/02/28	$47,106	$41,748
Univision Communications, Inc., 2024 Replacement Converted First-Lien Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 7.94%, 1/31/29	19,850	19,006
		60,754
Consumer Cyclical – 0.5%
Allwyn Entertainment Financing LLC, Facility B-2, (3M USD CME Term SOFR + 2.00%), 6.23%, 6/02/31	109,177	107,357
Catawba Nation Gaming Authority, Initial Term B Loan, (3M USD CME Term SOFR + 4.75%), 9.05%, 3/29/32	70,000	69,417
Clarios Global L.P., Amendment No. 6 Dollar Term Loan, (1M USD CME Term SOFR + 2.75%), 7.07%, 1/28/32	30,000	29,338
DS Parent, Inc., Term Loan B, (3M USD CME Term SOFR + 5.50%, 0.75% Floor), 9.80%, 1/31/31	178,650	156,431
Flutter Entertainment PLC, 2024 Refinancing Term B Loan, (3M USD CME Term SOFR + 1.75%, 0.50% Floor), 6.05%, 11/30/30	94,212	92,622
Harbor Freight Tools USA, Inc., Replacement Term Loan, (1M USD CME Term SOFR + 2.50%), 6.82%, 6/11/31	93,975	87,204
Spencer Spirit IH LLC, Initial Term Loan, (1M USD CME Term SOFR + 4.75%), 9.07%, 7/15/31	199,000	194,523
		736,892
Consumer Non-Cyclical – 0.1%
1261229 B.C. Ltd., Term Loan B, (1M USD CME Term SOFR + 6.25%), 10.57%, 10/08/30	40,000	37,667
CB Buyer, Inc., Delayed Draw Term Loan, 7/01/31(o)	10,320	10,242
	Par(a)	Value
Consumer Non-Cyclical (Continued)
CB Buyer, Inc., Initial Term Loan, (3M USD CME Term SOFR + 5.25%, 0.75% Floor), 9.55%, 7/01/31	$49,446	$49,075
Global Medical Response, Inc., 2024 Extended Term Loan, (1M USD CME Term SOFR + 4.75%, 1.00% Floor), 9.07%, 10/31/28	102,197	101,913
		198,897
Consumer Services – 0.0%(d)
Adtalem Global Education, Inc., 2024 Second Repricing Term Loan, (1M USD CME Term SOFR + 2.75%, 0.75% Floor), 7.07%, 8/12/28	14,838	14,838
WW International, Inc., Initial Term Loan, (3M USD CME Term SOFR + 3.50%, 0.50% Floor), 8.04%, 4/13/28	20,000	4,650
		19,488
Containers & Packaging – 0.1%
Clydesdale Acquisition Holdings, Inc., 2025 Incremental Closing Date Term B Loan, 4/01/32(p)	95,126	94,282
Clydesdale Acquisition Holdings, Inc., 2025 Incremental Delayed Draw Term B Loan, 4/01/32(o)(p)	1,663	1,649
		95,931
Electrical Equipment – 0.1%
Alpha Generation LLC, Initial Term B Loan, (1M USD CME Term SOFR + 2.75%), 7.07%, 9/30/31	79,600	79,543
Energy – 0.0%(d)
NGP XI Midstream Holdings LLC, Initial Term Loan, (3M USD CME Term SOFR + 3.50%), 7.80%, 7/25/31	49,875	49,127
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Entertainment Content – 0.2%
Allen Media LLC, Initial Term Loan, (3M USD CME Term SOFR + 5.50%), 9.95%, 2/10/27(l)	$326,647	$160,057
EOC Borrower LLC, Term B Loan, (1M USD CME Term SOFR + 3.00%), 7.32%, 3/24/32	100,000	98,583
		258,640
Health Care Facilities & Services – 0.3%
EyeCare Partners LLC, Tranche B Term Loan, (6M USD CME Term SOFR + 1.00%), 5.23%, 11/30/28	31,406	24,196
LifePoint Health, Inc., 2024-1 Refinancing Term Loan, (3M USD CME Term SOFR + 3.75%), 8.01%, 5/17/31	94,211	92,239
LifePoint Health, Inc., 2024-2 Refinancing Term Loan, (3M USD CME Term SOFR + 3.50%), 7.82%, 5/19/31	39,800	38,780
MPH Acquisition Holdings LLC, Exchange First Out Term Loan, (3M USD CME Term SOFR + 3.75%, 0.50% Floor), 8.03%, 12/31/30	14,840	11,872
MPH Acquisition Holdings LLC, Second Out Term Loan, (3M USD CME Term SOFR + 4.60%, 0.50% Floor), 9.14%, 12/31/30	123,021	97,186
Sonrava Health Holdings LLC, Second-Out Term Loan, (3M USD CME Term SOFR + 1.00%, 0.75% Floor), 5.56%, 8/18/28(l)	361,254	128,245
TEAM Services Group LLC, Incremental Term Loan, (3M USD CME Term SOFR + 5.25%), 9.53%, 12/20/27	29,925	28,934
TEAM Services Group LLC, Term Loan, (3M USD CME Term SOFR + 5.00%, 1.00% Floor), 9.54%, 12/20/27	39,690	38,162
		459,614
Household Products – 0.1%
Opal Bidco SAS Facility B-2, 4/23/32(p)	170,000	168,407
	Par(a)	Value
Industrial Support Services – 0.2%
Accession Risk Management Group, Inc., 2022 Delayed Draw Tranche 2 Term Loan,
(3M USD CME Term SOFR + 4.75%, 0.75% Floor), 9.06%, 11/01/29	$9,276	$9,241
(3M USD CME Term SOFR + 4.75%, 0.75% Floor), 9.05%, 11/01/29	7,350	7,322
(3M USD CME Term SOFR + 4.75%, 0.75% Floor), 9.03%, 11/01/29	4,270	4,254
Accession Risk Management Group, Inc., 2023 Delayed Draw Tranche 2 Term Loan,
(3M USD CME Term SOFR + 4.75%, 0.75% Floor), 9.06%, 11/01/29	51,582	51,324
(3M USD CME Term SOFR + 4.75%, 0.75% Floor), 9.05%, 11/01/29	16,429	16,347
(3M USD CME Term SOFR + 4.75%, 0.75% Floor), 9.03%, 11/01/29	40,779	40,575
Accession Risk Management Group, Inc., Initial Term Loan,
(3M USD CME Term SOFR + 4.75%, 0.75% Floor), 9.06%, 11/01/29	1,054	1,050
(3M USD CME Term SOFR + 4.75%, 0.75% Floor), 9.05%, 11/01/29	1,610	1,604
(3M USD CME Term SOFR + 4.75%, 0.75% Floor), 9.03%, 11/01/29	27,474	27,371
Accession Risk Management Group, Inc., Tranche B Term Loan,
(3M USD CME Term SOFR + 4.75%, 0.75% Floor), 9.06%, 11/01/29	1,300	1,295
(3M USD CME Term SOFR + 4.75%, 0.75% Floor), 9.05%, 11/01/29	5,732	5,711
(3M USD CME Term SOFR + 4.75%, 0.75% Floor), 9.03%, 11/01/29	13,617	13,566
Accession Risk Management Group, Inc., Tranche C Term Loan,
(3M USD CME Term SOFR + 4.75%, 0.75% Floor), 9.06%, 11/01/29	1,431	1,426
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Industrial Support Services (Continued)
Accession Risk Management Group, Inc., Tranche C Term Loan,
(3M USD CME Term SOFR + 4.75%, 0.75% Floor), 9.05%, 11/01/29	$15,395	$15,337
(3M USD CME Term SOFR + 4.75%, 0.75% Floor), 9.03%, 11/01/29	4,979	4,960

BCPE Empire Holdings, Inc., Amendment No. 8 Incremental Term Loan, (1M USD CME Term SOFR + 3.25%, 0.50% Floor), 7.57%, 12/11/30	99,750	98,566
		299,949
Institutional Financial Services – 0.2%
Jane Street Group LLC, Seventh Amendment Extended Term Loan, (3M USD CME Term SOFR + 2.00%), 6.31%, 12/15/31	94,212	92,844
VFH Parent LLC, Term B-2 Loan, (1M USD CME Term SOFR + 2.50%), 6.82%, 6/21/31	120,000	119,400
		212,244
Insurance – 0.5%
Acrisure LLC, 2024 Repricing Term B-6 Loan, (1M USD CME Term SOFR + 3.00%), 7.32%, 11/06/30	178,580	176,237
AmWINS Group, Inc., Initial Term Loan, (1M USD CME Term SOFR + 2.25%, 0.75% Floor), 6.57%, 1/30/32	94,212	93,667
AssuredPartners, Inc., 2024 Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 7.82%, 2/14/31	207,900	207,846
Asurion LLC, New B-9 Term Loan, (1M USD CME Term SOFR + 3.25%), 7.69%, 7/31/27	181,552	177,316
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2024 Term Loan, (3M USD CME Term SOFR + 3.00%), 7.31%, 7/31/31	93,376	92,852
		747,918
	Par(a)	Value
Internet Media & Services – 0.2%
Getty Images, Inc., Dollar Fixed Rate B-1 Loan, (3M USD FIXED + 11.25%), 11.25%, 2/21/30	$30,000	$29,550
MH Sub I LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, (1M USD CME Term SOFR + 4.25%, 0.50% Floor), 8.57%, 5/03/28	100,215	94,703
MH Sub I LLC, 2024 December New Term Loan, (1M USD CME Term SOFR + 4.25%, 0.50% Floor), 8.57%, 12/31/31	67,824	59,286
X Corp., Tranche B-1 Loan, (3M USD CME Term SOFR + 6.50%, 0.50% Floor), 10.95%, 10/26/29	149,617	144,792
		328,331
IT Services – 0.2%
Evertec Group LLC, Term Loan B, (1M USD CME Term SOFR + 2.75%, 0.50% Floor), 7.07%, 10/30/30	72,000	72,000
Nielsen Consumer, Inc., Eleventh Amendment Dollar Refinancing Term Loan, (1M USD CME Term SOFR + 3.50%), 7.82%, 3/06/28	89,725	89,388
UST Global, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.00%, 0.50% Floor), 7.33%, 11/20/28	76,873	76,585
		237,973
Leisure Facilities & Services – 0.4%
Alterra Mountain Co., Series B-6 Term Loan, (1M USD CME Term SOFR + 2.75%), 7.07%, 8/17/28	218,527	218,254
Caesars Entertainment, Inc., 2023 Incremental Term B Loan, (3M USD CME Term SOFR + 2.25%, 0.50% Floor), 6.56%, 2/06/30	65,600	64,583
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Leisure Facilities & Services (Continued)
Caesars Entertainment, Inc., Term B-1 Loan, (3M USD CME Term SOFR + 2.25%, 0.50% Floor), 6.56%, 2/06/31	$148,500	$145,933
UFC Holdings LLC, Incremental Term B-4 Loan , (3M USD CME Term SOFR + 2.25%), 6.58%, 11/21/31	94,212	94,074
		522,844
Machinery – 0.2%
Alliance Laundry Systems LLC, Initial Term B Loan, (3M USD CME Term SOFR + 2.75%), 7.07%, 8/19/31	94,212	93,376
Dynamo Midco B.V., Facility B, (3M USD CME Term SOFR + 3.50%), 7.80%, 9/30/31	139,300	138,603
Madison IAQ LLC, 2025 Incremental Term Loan, 5/06/32(p)	60,000	59,363
		291,342
Medical Equipment & Devices – 0.2%
Medline Borrower L.P., Third Amendment Incremental Term Loan, (1M USD CME Term SOFR + 2.25%, 0.50% Floor), 6.57%, 10/23/28	94,212	93,515
Sotera Health Holdings LLC, 2024 Refinancing Term Loan, (3M USD CME Term SOFR + 3.25%), 7.55%, 5/30/31	199,000	198,130
		291,645
Metals & Mining – 0.0%(d)
GEO Group (The), Inc., The Term Loan, (1M USD CME Term SOFR + 5.25%, 0.75% Floor), 9.57%, 4/13/29	57,035	57,694
	Par(a)	Value
Publishing & Broadcasting – 0.0%(d)
Gray Television, Inc., Term F Loan, (1M USD CME Term SOFR + 5.25%), 9.57%, 6/04/29	$49,625	$47,833
Learfield Communications LLC, 2024 Refinancing Term Loan, (1M USD CME Term SOFR + 4.50%), 8.82%, 6/30/28	8,053	8,021
		55,854
Retail - Discretionary – 0.3%
Peer Holding III B.V., Facility B-4B, (3M USD CME Term SOFR + 2.50%), 6.80%, 10/28/30	94,211	93,662
Peer Holding III B.V., Facility B-5B, (3M USD CME Term SOFR + 2.50%), 6.80%, 7/01/31	89,775	89,298
Thermostat Purchaser III, Inc., Initial Term B-1 Loan, (3M USD CME Term SOFR + 4.25%, 0.75% Floor), 8.55%, 8/31/28	207,366	206,460
		389,420
Software – 0.7%
Cloudera, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.75%, 0.50% Floor), 8.17%, 10/08/28	89,280	87,662
Cotiviti, Inc., Amendment 2 Term Loan, (1M USD CME Term SOFR + 2.75%), 7.08%, 3/26/32	80,000	78,100
Cotiviti, Inc., Initial Fixed Rate Term Loan, (3M USD FIXED + 7.63%), 7.63%, 5/01/31	90,000	88,819
Cotiviti, Inc., Initial Floating Rate Term Loan, (1M USD CME Term SOFR + 2.75%), 7.07%, 5/01/31	108,828	106,380
Dayforce, Inc., First Amendment Refinancing Term Loan, 3/01/31(p)	28,494	28,459
DCert Buyer, Inc., First Amendment Refinancing Loan, (1M USD CME Term SOFR + 7.00%), 11.32%, 2/19/29	94,212	77,254
DCert Buyer, Inc., Initial Term Loan, (1M USD CME Term SOFR + 4.00%), 8.32%, 10/16/26	169,778	163,883
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Software (Continued)
Modena Buyer LLC, Initial Term Loan, (3M USD CME Term SOFR + 4.50%), 8.78%, 7/01/31	$93,975	$88,890
MRI Software LLC, Closing Date Term Loan, (3M USD CME Term SOFR + 4.75%, 1.00% Floor), 9.05%, 2/10/27	81,408	80,594
MRI Software LLC, Second Amendment Term Loan, (3M USD CME Term SOFR + 4.75%, 1.00% Floor), 9.05%, 2/10/27	25,126	24,875
Red Planet Borrower LLC, Initial Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 7.92%, 10/02/28	59,691	58,273
Starlight Parent LLC, Initial Term Loan, (3M USD CME Term SOFR + 4.00%), 8.26%, 4/16/32	117,765	113,496
		996,685
Specialty Finance – 0.3%
Blackhawk Network Holdings, Inc., Additional Term B-2 Loan, (1M USD CME Term SOFR + 4.00%, 1.00% Floor), 8.32%, 3/12/29	99,251	99,050
Boost Newco Borrower LLC, USD Term B-2 Loan, (3M USD CME Term SOFR + 2.00%), 6.30%, 1/31/31	99,750	99,501
KREF Holdings X LLC, Initial Term Loan, (1M USD CME Term SOFR + 3.25%), 7.57%, 3/05/32	100,000	98,938
Starwood Property Mortgage LLC, 2024 Repricing Term Loan, 11/18/27(p)	47,106	46,988
		344,477
Technology – 0.1%
X Corp., Tranche B-3 Term Loan, (6M USD FIXED + 9.50%), 9.50%, 10/26/29	90,000	87,731
Technology Hardware – 0.1%
Global Tel Link Corp., Initial Term Loan, (1M USD CME Term SOFR + 7.50%, 3.00% Floor), 11.82%, 8/06/29	89,550	83,655
	Par(a)	Value
Telecommunications – 0.1%
QualityTech L.P., Term Loan, (1M USD CME Term SOFR + 3.50%), 7.82%, 11/04/31	$140,000	$138,950
Transportation & Logistics – 0.1%
Brown Group Holding LLC, Incremental Term B-2 Facility,
(3M USD CME Term SOFR + 2.50%, 0.50% Floor), 6.81%, 7/01/31	6,711	6,636
(3M USD CME Term SOFR + 2.50%, 0.50% Floor), 6.78%, 7/01/31	14,142	13,984
(3M USD CME Term SOFR + 2.50%, 0.50% Floor), 6.82%, 7/01/31	8,698	8,601

United AirLines, Inc., Class B Term Loan, (3M USD CME Term SOFR + 2.00%), 6.28%, 2/22/31	149,545	148,938
		178,159
Total Term Loans (Cost $9,120,817)		8,547,509

	Number of Shares
Warrants – 0.1%
Transportation & Logistics – 0.1%
Spirit Airlines LLC, 3/12/30(l)*	6,153	86,142
Total Warrants (Cost $74,903)		86,142

Investment Companies – 16.4%
Schwab Short-Term U.S. Treasury ETF	171,063	4,184,201
Schwab U.S. REIT ETF	73,125	1,537,819
Vanguard Intermediate-Term Treasury ETF	68,548	4,110,823
Vanguard Long-Term Treasury ETF(e)	177,746	10,103,083
Vanguard Total World Stock ETF	25,051	2,920,946
Total Investment Companies (Cost $22,652,309)		22,856,872

See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Global Income Fund
		Par(a)/Number of Shares	Value
Short-Term Investments – 6.1%
Corporate Bonds – 0.2%
Edison International, (5Y US Treasury CMT + 4.70%), 5.38%, 3/09/26(i)(j)		110,000	$103,102

Plains All American Pipeline L.P., (3M CME Term SOFR + 4.37%), 8.69%, 5/30/25(b)(i)		130,000	128,222

U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 11/15/25		19,036	18,947

United Airlines Pass Through Trust, Series 2020-1, Class B, 4.88%, 1/15/26(e)		19,942	19,869
			270,140
Foreign Issuer Bonds – 0.0%(d)
Brazil Letras do Tesouro Nacional,0.00%, 1/01/26(q)	BRL	114,000	18,311
Money Market Funds – 5.9%
Northern Institutional Funds - Liquid Assets Portfolio, 4.37%(r)(s)		3,141,013	3,141,013

Northern Institutional Funds - Treasury Portfolio (Premier), 4.17%(r)		5,140,016	5,140,016
			8,281,029
Total Short-Term Investments (Cost $8,560,042)			8,569,480

Number of Contracts		Notional Amount	Value
Purchased Options – 0.0%(d)
Put Swaptions - Over the Counter – 0.0%(d)
Markit CDX North America High Yield Index Series 44 (Pay Quarterly): Credit Default Swap Maturing 6/20/2030, Strike Price USD 104.50, Expires 6/18/25, Counterparty: BNP Paribas	1	$200,000	$937
Markit CDX North America High Yield Index Series 44 (Pay Quarterly): Credit Default Swap Maturing 6/20/2030, Strike Price USD 102.50, Expires 6/18/25, Counterparty: Goldman Sachs	1	200,000	2,977
Total Purchased Options (Premiums Paid $3,920)			3,914

Total Investments – 100.3% (Cost $134,498,776)	140,251,866
Total Written Options — (0.0)%(d) (Premiums Received $3,920)	(1,510)
Liabilities less Other Assets – (0.3)%(t)	(423,601)
NET ASSETS – 100.0%	$139,826,755

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Par value is in USD unless otherwise indicated.
(b)	Variable or floating rate security. Rate as of April 30, 2025 is disclosed.
(c)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025, these securities had a total value of $29,442,891 or 21.06%
of net assets.

(d)	Amount rounds to less than 0.05%.
(e)	Security either partially or fully on loan. (See Note 6.)
(f)	Security sold outside United States without registration under the Securities Act of 1933.
(g)	Investment is valued using significant unobservable inputs (Level 3) (See Note 3 regarding investments in Russian securities).
(h)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(i)	Perpetual bond. Maturity date represents next call date.
(j)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of April 30, 2025 is disclosed.
(k)	Investment is valued using significant unobservable inputs (Level 3).
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Global Income Fund
(l)
Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations.
At April 30, 2025, the value of restricted securities (excluding 144A issues) amounted to $491,599 or 0.35% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Allen Media LLC, Initial Term Loan, 9.95%, 2/10/27	2/23/2022	$326,431
New Generation Gas Gathering LLC, 10.34%, 9/30/29	9/19/24-1/21/25	117,281
Sonrava Health Holdings LLC, Second-Out Term Loan, 5.56%, 8/18/28	6/28/24-3/17/25	352,570
Spirit Airlines LLC, 3/12/30	3/13/2025	74,903

(m)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of April 30, 2025 is disclosed.

(n)	Step coupon bond. Rate as of April 30, 2025 is disclosed.
(o)	Unfunded loan commitment. As of April 30, 2025, total value of unfunded loan commitment is $11,891.
(p)	Position is unsettled. Contract rate was not determined at April 30, 2025 and does not take effect until settlement date.
(q)	Zero coupon bond.
(r)	7-day current yield as of April 30, 2025 is disclosed.
(s)	Security purchased with the cash proceeds from securities loaned. (See Note 6.)
(t)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures, swap and written options contracts.
*	Non-income producing security

Abbreviations:

1M	1 Month
3M	3 Month
5Y	5 Year
6M	6 Month
10Y	10 Year
30D	30 Day
ABS	Asset-Backed Security
ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
BZDIO	Brazil Interbank Rate
CAD	Canadian Dollar
CDX	Credit Default Swap Index
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
CR	Custody Receipt
ETF	Exchange-Traded Fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JMD	Jamaican Dollar
JPY	Japanese Yen
KRW	South Korean Won
L.P.	Limited Partnership
LLC	Limited Liability Company
MTN	Medium Term Note
MXN	Mexican Peso
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Global Income Fund
PIK	Payment In Kind
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RUB	Russian Ruble
SEK	Swedish Kronor
SOFR	United States Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
TIIE	Tasa de Interés Interbancaria de Equilibrio
TWD	Taiwan Dollar
ULC	Unlimited Liability Corporation
USD	United States Dollar
UYU	Uruguay Peso

Futures Contracts outstanding at April 30, 2025: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bund	16	6/06/2025	EUR	2,388,592	$8,004
10-Year Australian Treasury Bond	7	6/16/2025	AUD	515,517	13,214
U.S. Treasury Long Bond	22	6/18/2025	USD	2,565,750	16,320
Ultra U.S. Treasury Bond	6	6/18/2025	USD	726,188	2,870
Long Gilt	10	6/26/2025	GBP	1,246,341	5,080
2-Year U.S. Treasury Note	21	6/30/2025	USD	4,371,117	45,914
5-Year U.S. Treasury Note	52	6/30/2025	USD	5,678,156	98,343
Total Long Contracts					$189,745
Short Contracts
10-Year U.S. Treasury Note	(26)	6/18/2025	USD	2,917,687	$(47,219)
					$142,526

Forward Foreign Currency Exchange Contracts outstanding at April 30, 2025:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

7/16/25	Australian Dollars	1,041,801	U.S. Dollars	630,632	Citibank	$37,311
7/16/25	Japanese Yen	93,432,202	U.S. Dollars	648,788	Goldman Sachs	10,504
7/16/25	Canadian Dollars	194,822	U.S. Dollars	137,638	Goldman Sachs	4,241
7/16/25	Euro	51,484	U.S. Dollars	56,634	Citibank	1,979
7/16/25	Chinese Offshore Yuan	720,000	U.S. Dollars	98,033	JPMorgan Chase	1,613
7/16/25	Euro	40,000	U.S. Dollars	43,990	Morgan Stanley	1,549
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Global Income Fund
Forward Foreign Currency Exchange Contracts outstanding at April 30, 2025: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
7/16/25	Chinese Offshore Yuan	570,000	U.S. Dollars	77,578	BNP Paribas	$1,310
7/16/25	U.S. Dollars	74,639	Swiss Francs	60,000	Morgan Stanley	1,238
7/16/25	U.S. Dollars	63,392	Euro	55,000	Citibank	776
7/16/25	Indian Rupees	2,535,964	U.S. Dollars	29,072	Citibank	732
7/16/25	U.S. Dollars	59,700	Euro	52,000	Goldman Sachs	500
7/16/25	Swiss Francs	50,000	U.S. Dollars	60,949	Goldman Sachs	217
7/16/25	Swiss Francs	20,000	U.S. Dollars	24,381	JPMorgan Chase	86
Total Unrealized Appreciation						$62,056

7/16/25	U.S. Dollars	122,204	Swiss Francs	100,000	Morgan Stanley	$(130)
7/16/25	U.S. Dollars	46,890	Canadian Dollars	64,822	Goldman Sachs	(317)
7/16/25	U.S. Dollars	11,921	Mexican Pesos	249,355	Goldman Sachs	(662)
5/05/25	Brazilian Reals	1,060,728	U.S. Dollars	187,381	Goldman Sachs	(719)
7/16/25	U.S. Dollars	93,545	Canadian Dollars	130,000	Citibank	(1,128)
7/16/25	U.S. Dollars	39,127	Australian Dollars	65,039	Goldman Sachs	(2,572)
5/05/25	U.S. Dollars	184,055	Brazilian Reals	1,060,728	Goldman Sachs	(2,607)
7/16/25	U.S. Dollars	273,934	Australian Dollars	431,857	Citibank	(2,949)
7/16/25	U.S. Dollars	556,395	Chinese Offshore Yuan	4,075,208	Goldman Sachs	(7,603)
7/16/25	U.S. Dollars	563,081	Indian Rupees	48,806,445	Citibank	(10,520)
7/16/25	U.S. Dollars	431,420	British Pounds	337,642	Goldman Sachs	(18,691)
Total Unrealized Depreciation						$(47,898)
Net Unrealized Appreciation						$14,158
Written Call Credit Default Swaption Contracts outstanding at April 30, 2025:
Over the Counter
Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
Markit CDX North America High Yield Index Series 44 (Pay Quarterly): Credit Default Swap Maturing 6/20/2030	BNP Paribas	1	USD	200,000	99.50	6/18/2025	$(879)
Markit CDX North America High Yield Index Series 44 (Pay Quarterly): Credit Default Swap Maturing 6/20/2030	Goldman Sachs	1	USD	200,000	98.00	6/18/2025	(631)
Total Written OTC Call Credit Default Swaption Contracts (Premiums Received $3,920)							$(1,510)

See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Global Income Fund
Interest Rate Swap Contracts outstanding at April 30, 2025: Centrally Cleared

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day MXN TIIE Funding Rate (Monthly)	8.90% (Monthly)	11/16/2029	MXN	20,240,000	$49,828	$—	$49,828
1-Day MXN TIIE Funding Rate (Monthly)	8.89% (Monthly)	11/10/2034	MXN	3,550,000	9,164	—	9,164
Total					$58,992	$—	$58,992

Interest Rate Swap Contracts outstanding at April 30, 2025: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day BRL BZDIO (At Maturity)	11.03% (At Maturity)	JPMorgan Chase	1/02/2026	BRL	4,988,414	$(25,897)	$—	$(25,897)
1-Day BRL BZDIO (At Maturity)	10.26% (At Maturity)	JPMorgan Chase	1/02/2029	BRL	3,493,323	(81,517)	—	(81,517)
Total						$(107,414)	$—	$(107,414)

Total Return Swap Contracts outstanding as of April 30, 2025: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day USD SOFR +0.05% (At Maturity)	Western Asset Management Emerging Markets Frontier Custom Basket	7/03/2025	JPMorgan Chase	USD	424,000	$(43,291)	$—	$(43,291)
Total						$(43,291)	$—	$(43,291)
Valuation Hierarchy
The following is a summary of the inputs used, as of April 30, 2025, in valuing the Fund's investments carried at fair value:
Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$4,955,367	$—	$4,955,367
Common Stocks	36,437,261	24,422,234	— *	60,859,495
Convertible Bonds	—	10,063	—	10,063
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Global Income Fund
Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds	$—	$10,321,338	$117,155	$10,438,493
Foreign Government Inflation-Linked Bonds	—	1,489	—	1,489
Foreign Issuer Bonds	—	7,462,852	—	7,462,852
Master Limited Partnerships	4,859,415	—	—	4,859,415
Mortgage-Backed Securities	—	11,600,775	—	11,600,775
Term Loans	—	8,547,509	—	8,547,509
Warrants	—	86,142	—	86,142
Investment Companies	22,856,872	—	—	22,856,872
Short-Term Investments	8,281,029	288,451	—	8,569,480
Purchased Options	—	3,914	—	3,914
Total Investments	$72,434,577	$67,700,134	$117,155	$140,251,866

*Includes securities determined to have no value as of April 30, 2025.

Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$189,745	$—	$—	$189,745
Forward Foreign Currency Exchange Contracts	—	62,056	—	62,056
Swap Contracts	—	58,992	—	58,992
Total Assets - Derivative Financial Instruments	$189,745	$121,048	$—	$310,793
Liabilities:
Futures Contracts	$(47,219)	$—	$—	$(47,219)
Forward Foreign Currency Exchange Contracts	—	(47,898)	—	(47,898)
Written Options	—	(1,510)	—	(1,510)
Swap Contracts	—	(150,705)	—	(150,705)
Total Liabilities - Derivative Financial Instruments	$(47,219)	$(200,113)	$—	$(247,332)
Net Derivative Financial Instruments	$142,526	$(79,065)	$—	$63,461
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments
Morningstar Total Return Bond Fund

	Par(a)	Value
Long Positions – 110.6%
Asset-Backed Securities – 1.7%
Other – 1.6%
Affirm Master Trust, Series 2025-1A, Class A, 4.99%, 2/15/33(b)	$304,000	$305,540
Benefit Street Partners CLO XXXVII Ltd., Series 2024-37A, Class A, (3M CME Term SOFR + 1.35%, 1.35% Floor), 5.70%, 1/25/38(b)(c)	470,000	470,000
BlueMountain Fuji U.S. CLO II Ltd., Series 2017-2A, Class A1AR, (3M CME Term SOFR + 1.26%), 5.53%, 10/20/30(b)(c)	196,869	196,869
Carbone CLO Ltd., Series 2017-1A, Class A1, (3M CME Term SOFR + 1.40%), 5.67%, 1/20/31(b)(c)	95,370	95,341
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-1A, Class A1R2, (3M CME Term SOFR + 1.23%, 0.97% Floor), 5.51%, 4/17/31(b)(c)	57,617	57,617
Series 2014-3RA, Class A1A, (3M CME Term SOFR + 1.31%), 5.59%, 7/27/31(b)(c)	42,821	42,821

Carva CLO VIII-C Ltd., Series 2022-2A, Class A1R, (3M CME Term SOFR + 1.42%, 1.42% Floor), 5.69%, 10/22/37(b)(c)	250,000	250,117
CIFC Funding Ltd.,
Series 2017-4A, Class A1R, (3M CME Term SOFR + 1.21%, 0.95% Floor), 5.49%, 10/24/30(b)(c)	77,004	77,004
Series 2025-2A, Class A, (3M CME Term SOFR + 1.13%), 5.41%, 4/15/38(b)(c)	250,000	248,375

Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class M3A, (1M CME Term SOFR + 3.86%, 3.75% Floor), 8.19%, 7/25/37(c)	500,000	477,402
	Par(a)	Value
Other (Continued)

CWABS Asset-Backed Certificates Trust, Series 2006-14, Class M1, (1M CME Term SOFR + 0.55%, 0.44% Floor), 4.88%, 2/25/37(c)	$109,890	$94,364
Dewolf Park CLO Ltd., Series 2017-1A, Class AR, (3M CME Term SOFR + 1.18%, 0.90% Floor), 5.44%, 10/15/30(b)(c)	95,021	94,853
Dryden 40 Senior Loan Fund, Series 2015-40A, Class AR2, (3M CME Term SOFR + 1.15%, 1.15% Floor), 5.47%, 8/15/31(b)(c)	170,520	170,106
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, (3M CME Term SOFR + 1.16%), 5.42%, 4/15/29(b)(c)	75,515	75,477
Elmwood CLO 36 Ltd., Series 2024-12RA, Class AR, (3M CME Term SOFR + 1.34%, 1.34% Floor), 5.61%, 10/20/37(b)(c)	500,000	499,626
Enterprise Fleet Financing LLC, Series 2024-4, Class A4, 4.70%, 6/20/31(b)	50,000	50,456
FIGRE Trust,
Series 2024-SL1, Class A1, 5.75%, 7/25/53(b)	401,071	404,254
Series 2025-HE1, Class A, 5.83%, 1/25/55(b)	846,240	853,966
First Franklin Mortgage Loan Trust,
Series 2003-FF4, Class M1, (1M CME Term SOFR + 1.91%, 1.80% Floor), 6.24%, 10/25/33(c)	190,733	186,208
Series 2006-FF13, Class A1, (1M CME Term SOFR + 0.35%, 0.24% Floor), 4.68%, 10/25/36(c)	25,558	16,300
Series 2006-FF13, Class A2C, (1M CME Term SOFR + 0.43%, 0.32% Floor), 4.76%, 10/25/36(c)	14,912	9,631
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)

FNA 8 LLC, Series 2025-1, Class A, 5.62%, 3/15/45(b)	$104,534	$105,206
GoldenTree Loan Management U.S. CLO 23 Ltd.,
Series 2024-23A, Class A, (3M CME Term SOFR + 1.27%, 1.27% Floor), 5.55%, 1/20/39(b)(c)	380,000	376,435
Series 2024-23A, Class B, (3M CME Term SOFR + 1.60%, 1.60% Floor), 5.88%, 1/20/39(b)(c)	610,000	604,022

Golub Capital Partners CLO 43B Ltd., Series 2019-43A, Class A1R, (3M CME Term SOFR + 1.34%, 1.34% Floor), 5.61%, 10/20/37(b)(c)	420,000	419,762
GoodLeap Home Improvement Solutions Trust,
Series 2024-1A, Class A, 5.35%, 10/20/46(b)	127,498	128,416
Series 2025-1A, Class A, 5.38%, 2/20/49(b)	275,069	277,294
Series 2025-1A, Class B, 6.27%, 2/20/49(b)	53,745	53,963

GSAA Home Equity Trust, Series 2006-4, Class 1A1, 4.14%, 3/25/36(d)	41,152	27,115
Huntington Bank Auto Credit-Linked Notes, Series 2024-2, Class B2, (30D Average SOFR + 1.35%), 5.70%, 10/20/32(b)(c)	175,111	174,850
LCM 36 Ltd., Series 36A, Class A1R, (3M CME Term SOFR + 1.07%), 5.33%, 1/15/34(b)(c)	250,000	248,158
Long Beach Mortgage Loan Trust, Series 2006-6, Class 2A3, (1M CME Term SOFR + 0.41%, 0.30% Floor), 4.74%, 7/25/36(c)	704,727	274,974
Mariner Finance Issuance Trust, Series 2024-BA, Class A, 4.91%, 11/20/38(b)	134,000	135,375
MFA Trust, Series 2024-NPL1, Class A1, (Step to 0.36% on 5/25/25), 6.33%, 9/25/54(e)	99,048	99,252
	Par(a)	Value
Other (Continued)

MidOcean Credit CLO XI Ltd., Series 2022-11A, Class A1R2, (3M CME Term SOFR + 1.21%, 1.21% Floor), 5.48%, 1/18/36(b)(c)	$370,000	$366,904
Nelnet Student Loan Trust, Series 2025-AA, Class A1B, (30D Average SOFR + 1.10%), 5.45%, 3/15/57(b)(c)	105,000	103,993
OCL CLO Ltd., Series 2025-40A, Class A, (3M CME Term SOFR + 1.14%), 5.46%, 4/16/38(b)(c)	250,000	246,453
OCP Aegis CLO Ltd., Series 2024-39A, Class A1, (3M CME Term SOFR + 1.22%, 1.22% Floor), 5.48%, 1/16/37(b)(c)	250,000	247,897
OCP CLO Ltd., Series 2020-8RA, Class AR, (3M CME Term SOFR + 1.25%, 1.25% Floor), 5.53%, 10/17/36(b)(c)	250,000	249,500
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 3A4, (Step to 3.94% on 6/25/25), 5.86%, 1/25/37(e)	29,211	28,502
Regatta IX Funding Ltd., Series 2017-1A, Class B1R, (3M CME Term SOFR + 2.00%, 2.00% Floor), 6.28%, 4/17/37(b)(c)	360,000	358,776
Regatta XVIII Funding Ltd., Series 2021-1A, Class A1R, (3M CME Term SOFR + 1.16%), 5.42%, 4/15/38(b)(c)	250,000	248,750
Republic Finance Issuance Trust,
Series 2024-B, Class A, 5.42%, 11/20/37(b)	212,000	214,556
Series 2024-B, Class B, 5.86%, 11/20/37(b)	100,000	101,142

RR Ltd., Series 2022-24A, Class A1A2, (3M CME Term SOFR + 1.31%, 1.31% Floor), 5.57%, 1/15/37(b)(c)	500,000	499,579
Sagard-Halseypoint CLO 8 Ltd., Series 2024-8A, Class A1, (3M CME Term SOFR + 1.39%), 5.70%, 1/30/38(b)(c)	250,000	248,569
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)

Silver Point CLO Ltd., Series 2024-7A, Class A1, (3M CME Term SOFR + 1.36%, 1.36% Floor), 5.64%, 1/15/38(b)(c)	$250,000	$249,928
SMB Private Education Loan Trust, Series 2024-A, Class A1B, (30D Average SOFR + 1.45%, 1.45% Floor), 5.79%, 3/15/56(b)(c)	105,506	105,835
SoFi Consumer Loan Program Trust, Series 2025-1, Class A, 4.80%, 2/27/34(b)	541,074	541,641
Sycamore Tree CLO Ltd., Series 2021-1A, Class AR, (3M CME Term SOFR + 1.39%, 1.39% Floor), 5.66%, 1/20/38(b)(c)	250,000	250,222
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR2, (3M CME Term SOFR + 1.28%, 1.02% Floor), 5.52%, 10/13/32(b)(c)	147,927	147,632
TICP CLO XII Ltd., Series 2018-12A, Class AR, (3M CME Term SOFR + 1.43%, 1.17% Floor), 5.69%, 7/15/34(b)(c)	250,000	250,000
Towd Point Mortgage Trust, Series 2025-CRM1, Class A1, (Step to 6.80% on 2/25/29), 5.80%, 1/25/65(b)(e)	873,542	880,898
Trimaran CAVU Ltd., Series 2024-1A, Class A, (3M CME Term SOFR + 1.38%, 1.38% Floor), 5.64%, 1/25/38(b)(c)	250,000	250,000
Trinitas CLO XXXI Ltd., Series 2024-31A, Class A1, (3M CME Term SOFR + 1.35%, 1.35% Floor), 5.62%, 1/22/38(b)(c)	250,000	248,857
		Par(a)	Value
Other (Continued)

Warwick Capital CLO Ltd., Series 2024-5A, Class A1, (3M CME Term SOFR + 1.36%, 1.36% Floor), 5.68%, 1/20/38(b)(c)		$321,000	$320,858
Whitebox CLO II Ltd., Series 2020-2A, Class A1R2, (3M CME Term SOFR + 1.38%, 1.38% Floor), 5.66%, 10/24/37(b)(c)		500,000	500,655
			14,262,296
Specialty Finance – 0.1%
Dowson PLC,
Series 2024-1, Class E, (SONIO/N Index + 3.95%), 8.42%, 8/20/31(c)	GBP	116,000	153,702
Series 2024-1, Class F, (SONIO/N Index + 6.95%), 11.42%, 8/20/31(c)		170,000	225,249
			378,951
Total Asset-Backed Securities (Cost $14,839,978)			14,641,247

	Number of Shares
Common Stocks – 0.2%
Aerospace & Defense – 0.0%(f)
Boeing (The) Co.*	209	38,297
Howmet Aerospace, Inc.	252	34,922
Lockheed Martin Corp.	64	30,576
TransDigm Group, Inc.	23	32,501
		136,296
Asset Management – 0.0%(f)
WM Cayman Holdings Ltd. II(g)*	405	11,340
Banking – 0.1%
Bank of America Corp.	776	30,947
Citigroup, Inc.	460	31,455
JP Morgan Chase & Co.	1,219	298,192
Wells Fargo & Co.	463	32,877
		393,471
Biotechnology & Pharmaceuticals – 0.0%(f)
AbbVie, Inc.	143	27,900
Eli Lilly & Co.	37	33,261
		61,161
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Number of Shares	Value
E-Commerce Discretionary – 0.0%(f)
Amazon.com, Inc.*	159	$29,323
MercadoLibre, Inc.*	16	37,293
		66,616
Electric Utilities – 0.0%(f)
Vistra Corp.	572	74,148
Electrical Equipment – 0.0%(f)
GE Vernova, Inc.	127	47,094
Trane Technologies PLC	91	34,881
Vertiv Holdings Co., Class A	396	33,811
		115,786
Entertainment Content – 0.0%(f)
Netflix, Inc.*	36	40,742
Take-Two Interactive Software, Inc.*	154	35,931
		76,673
Health Care Facilities & Services – 0.0%(f)
McKesson Corp.	47	33,501
Insurance – 0.0%(f)
Marsh & McLennan Cos., Inc.(h)	131	29,537
Progressive (The) Corp.	111	31,273
		60,810
Internet Media & Services – 0.0%(f)
Alphabet, Inc., Class C	184	29,604
Meta Platforms, Inc., Class A	52	28,548
		58,152
Leisure Facilities & Services – 0.0%(f)
Live Nation Entertainment, Inc.*	252	33,378
Machinery – 0.0%(f)
Ingersoll Rand, Inc.	370	27,909
Medical Equipment & Devices – 0.0%(f)
Boston Scientific Corp.*	329	33,844
Intuitive Surgical, Inc.*	65	33,527
Masimo Corp.*	186	29,939
Stryker Corp.	84	31,409
Thermo Fisher Scientific, Inc.	59	25,311
		154,030
Oil & Gas Supply Chain – 0.0%(f)
Kinder Morgan, Inc.	1,507	39,634
Real Estate Investment Trusts – 0.0%(f)
Invitation Homes, Inc.	2,564	87,663
	Number of Shares	Value
Retail - Consumer Staples – 0.0%(f)
Costco Wholesale Corp.	32	$31,824
Walmart, Inc.	352	34,232
		66,056
Retail - Discretionary – 0.0%(f)
Home Depot (The), Inc.	82	29,560
Semiconductors – 0.0%(f)
Lam Research Corp.	419	30,030
Micron Technology, Inc.	355	27,317
NVIDIA Corp.	289	31,478
		88,825
Software – 0.0%(f)
ANSYS, Inc.*	97	31,222
Autodesk, Inc.*	125	34,281
Intuit, Inc.	53	33,256
Microsoft Corp.	82	32,411
Samsara, Inc., Class A*	907	35,972
ServiceNow, Inc.*	40	38,200
Snowflake, Inc., Class A*	209	33,334
		238,676
Specialty Finance – 0.1%
Blackstone Mortgage Trust, Inc., Class A(h)	9,994	190,386
Capital One Financial Corp.	188	33,889
Mastercard, Inc., Class A	57	31,239
S&P Global, Inc.	64	32,003
		287,517
Telecommunications – 0.0%(f)
T-Mobile U.S., Inc.	116	28,646
Transportation & Logistics – 0.0%(f)
Union Pacific Corp.	125	26,958
Total Common Stocks (Cost $2,125,875)		2,196,806

	Par(a)
Convertible Bonds – 0.0%(f)
Communications – 0.0%(f)
WOM Chile Holdco S.p.A., 5.00%, 4/01/32(b)(i)	$213,385	212,852
Total Convertible Bonds (Cost $185,835)		212,852

See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Number of Shares	Value
Convertible Preferred Stocks – 0.0%(f)
Aerospace & Defense – 0.0%(f)
Boeing (The) Co., 6.00%	800	$49,104
Total Convertible Preferred Stocks (Cost $40,000)		49,104

	Par(a)
Corporate Bonds – 9.9%
Aerospace & Defense – 0.2%
General Dynamics Corp., 4.95%, 8/15/35(j)	$60,000	60,199
L3Harris Technologies, Inc., 5.25%, 6/01/31	119,000	121,817
Northrop Grumman Corp.,
4.03%, 10/15/47	206,000	161,429
4.95%, 3/15/53	70,000	61,790
5.20%, 6/01/54	242,000	222,865
RTX Corp.,
6.70%, 8/01/28	630,000	672,313
7.00%, 11/01/28	154,000	162,519
		1,462,932
Asset Management – 0.0%(f)
Blue Owl Credit Income Corp., 4.70%, 2/08/27(h)	105,000	103,558
Automotive – 0.0%(f)
General Motors Financial Co., Inc., 6.10%, 1/07/34	207,000	208,010
Banking – 1.6%
Associated Banc-Corp, (SOFR + 3.03%), 6.46%, 8/29/30(k)	23,000	23,125
Bank of America Corp.,
(SOFR + 0.96%), 1.73%, 7/22/27(k)	102,000	98,613
(3M CME Term SOFR + 1.77%), 3.71%, 4/24/28(k)	390,000	384,398
(3M CME Term SOFR + 1.33%), 3.97%, 3/05/29(k)	75,000	73,945
(SOFR + 1.63%), 5.20%, 4/25/29(k)	145,000	148,112
(SOFR + 1.57%), 5.82%, 9/15/29(k)	709,000	738,485
(3M CME Term SOFR + 1.44%), 3.19%, 7/23/30(k)	105,000	99,060
(SOFR + 1.00%), 5.16%, 1/24/31(k)	542,000	552,100
	Par(a)	Value
Banking (Continued)
Bank of America Corp.,
(SOFR + 1.53%), 1.90%, 7/23/31(k)	$1,020,000	$884,552
(SOFR + 1.37%), 1.92%, 10/24/31(k)	60,000	51,753
(SOFR + 1.33%), 2.97%, 2/04/33(k)	569,000	500,234
(SOFR + 1.83%), 4.57%, 4/27/33(k)	253,000	245,116
4.88%, 4/01/44	22,000	20,011
(SOFR + 1.88%), 2.83%, 10/24/51(k)	40,000	24,397
(SOFR + 1.56%), 2.97%, 7/21/52(k)	30,000	18,885
Citigroup, Inc.,
(3M CME Term SOFR + 1.65%), 3.67%, 7/24/28(k)	8,000	7,852
(3M CME Term SOFR + 1.41%), 3.52%, 10/27/28(k)	197,000	192,153
(SOFR + 0.87%), 4.79%, 3/04/29(k)	224,000	225,105
(SOFR + 1.15%), 2.67%, 1/29/31(k)	283,000	257,044
(SOFR + 2.11%), 2.57%, 6/03/31(k)	143,000	128,035
(SOFR + 1.18%), 2.52%, 11/03/32(k)	7,000	6,033
(SOFR + 1.35%), 3.06%, 1/25/33(k)	207,000	181,849
(SOFR + 1.94%), 3.79%, 3/17/33(k)	447,000	410,870
(SOFR + 1.45%), 5.45%, 6/11/35(k)	437,000	438,513
(SOFR + 1.75%), 5.61%, 3/04/56(k)	105,000	100,335
JP Morgan Chase & Co.,
(SOFR + 0.93%), 5.57%, 4/22/28(k)	103,000	105,334
(SOFR + 0.93%), 4.98%, 7/22/28(k)	858,000	868,004
(SOFR + 0.86%), 4.51%, 10/22/28(k)	1,002,000	1,004,832
(SOFR + 1.13%), 5.00%, 7/22/30(k)	2,091,000	2,121,234
(SOFR + 1.04%), 4.60%, 10/22/30(k)	3,000	2,998
(SOFR + 1.01%), 5.14%, 1/24/31(k)	530,000	541,250
(SOFR + 1.44%), 5.10%, 4/22/31(h)(k)	573,000	583,379
(3M CME Term SOFR + 1.11%), 1.76%, 11/19/31(k)	232,000	198,747
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Banking (Continued)
JP Morgan Chase & Co.,
(SOFR + 1.07%), 1.95%, 2/04/32(k)	$519,000	$445,597
(SOFR + 1.26%), 2.96%, 1/25/33(k)	78,000	69,141
(SOFR + 1.80%), 4.59%, 4/26/33(k)	33,000	32,247
(SOFR + 2.08%), 4.91%, 7/25/33(k)	329,000	327,301
(SOFR + 2.44%), 3.11%, 4/22/51(k)	126,000	83,223

KeyBank N.A., 5.00%, 1/26/33	350,000	337,044
Morgan Stanley Bank N.A., (SOFR + 1.08%), 4.95%, 1/14/28(k)	540,000	544,364
Wells Fargo & Co.,
(SOFR + 1.07%), 5.71%, 4/22/28(k)	762,000	778,906
(SOFR + 1.50%), 5.20%, 1/23/30(k)	19,000	19,381
(SOFR + 1.11%), 5.24%, 1/24/31(k)	408,000	416,461
(SOFR + 1.50%), 3.35%, 3/02/33(k)	49,000	43,996
(SOFR + 2.10%), 4.90%, 7/25/33(k)	33,000	32,421
(SOFR + 2.13%), 4.61%, 4/25/53(k)	213,000	176,357
		14,542,792
Biotechnology & Pharmaceuticals – 0.0%(f)
Amgen, Inc.,
4.40%, 2/22/62	270,000	205,374
5.75%, 3/02/63	81,000	77,030

Pfizer, Inc., 2.70%, 5/28/50	111,000	67,409
		349,813
Cable & Satellite – 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.80%, 3/01/50	130,000	96,834
3.70%, 4/01/51	51,000	31,426
3.90%, 6/01/52	541,000	342,655
3.85%, 4/01/61(h)	93,000	55,042
3.95%, 6/30/62	472,000	281,859

Comcast Corp., 2.99%, 11/01/63	234,000	131,416
		939,232
Electric Utilities – 1.5%
AEP Texas, Inc.,
5.40%, 6/01/33	20,000	19,994
	Par(a)	Value
Electric Utilities (Continued)
AEP Texas, Inc.,
3.45%, 5/15/51	$206,000	$135,585

AEP Transmission Co. LLC, 3.15%, 9/15/49	226,000	148,731
Alabama Power Co., 3.75%, 3/01/45	49,000	37,665
Appalachian Power Co., 4.50%, 3/01/49	31,000	24,591
Baltimore Gas and Electric Co., 3.75%, 8/15/47	40,000	29,771
Consumers Energy Co., 5.05%, 5/15/35	70,000	70,198
Dominion Energy, Inc.,
5.45%, 3/15/35	120,000	119,416
4.60%, 3/15/49	52,000	41,558
(5Y US Treasury CMT + 2.51%), 7.00%, 6/01/54(k)	180,000	186,886
(5Y US Treasury CMT + 2.21%), 6.63%, 5/15/55(k)	72,000	70,790
Duke Energy Carolinas LLC,
3.75%, 6/01/45	372,000	282,573
3.70%, 12/01/47	100,000	73,552
5.35%, 1/15/53	31,000	29,121
Duke Energy Corp.,
3.95%, 8/15/47	88,000	64,436
5.80%, 6/15/54	280,000	268,323

Duke Energy Florida LLC, 3.00%, 12/15/51	263,000	164,867
Duke Energy Progress LLC,
5.05%, 3/15/35(h)	125,000	124,610
2.50%, 8/15/50	444,000	253,695
5.55%, 3/15/55	104,000	100,463
Edison International,
(5Y US Treasury CMT + 3.90%), 5.00%, 12/15/26(k)(l)	37,000	32,732
5.75%, 6/15/27	125,000	125,793
6.95%, 11/15/29	293,000	305,237
6.25%, 3/15/30(h)	60,000	60,806
FirstEnergy Corp.,
3.90%, 7/15/27	380,000	375,608
2.65%, 3/01/30	24,000	21,764
4.85%, 7/15/47	226,000	188,142
3.40%, 3/01/50	599,000	394,339
FirstEnergy Transmission LLC,
5.00%, 1/15/35	350,000	344,998
5.45%, 7/15/44(b)	155,000	147,848
4.55%, 4/01/49(b)	500,000	418,328
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Electric Utilities (Continued)
Florida Power & Light Co.,
3.99%, 3/01/49	$257,000	$200,869
2.88%, 12/04/51	47,000	29,546
5.80%, 3/15/65	125,000	125,819
Georgia Power Co.,
4.70%, 5/15/32	142,000	141,080
4.95%, 5/17/33	218,000	217,446
3.70%, 1/30/50	27,000	19,831
5.13%, 5/15/52	108,000	98,970

MidAmerican Energy Co., 3.15%, 4/15/50	76,000	50,531
NRG Energy, Inc.,
4.45%, 6/15/29(b)	202,000	196,701
3.63%, 2/15/31(b)	213,000	191,439
7.00%, 3/15/33(b)	873,000	940,593
6.25%, 11/01/34(b)	70,000	69,892

Ohio Power Co., 4.00%, 6/01/49	190,000	141,191
Pacific Gas and Electric Co.,
6.95%, 3/15/34	207,000	221,988
5.80%, 5/15/34	77,000	76,858
5.70%, 3/01/35	128,000	126,230
4.50%, 7/01/40	71,000	58,866
3.75%, 8/15/42	27,000	19,295
4.95%, 7/01/50	194,000	156,272
3.50%, 8/01/50	695,000	444,467
5.25%, 3/01/52	152,000	126,444
6.75%, 1/15/53	158,000	159,055
5.90%, 10/01/54	205,000	187,617
6.15%, 3/01/55	63,000	59,042
PECO Energy Co.,
3.05%, 3/15/51	125,000	80,035
2.85%, 9/15/51	84,000	51,511
PG&E Corp.,
5.25%, 7/01/30	759,000	731,282
(5Y US Treasury CMT + 3.88%), 7.38%, 3/15/55(h)(k)	746,000	724,209
Southern (The) Co.,
5.70%, 10/15/32	93,000	96,643
5.20%, 6/15/33	20,000	20,125
4.85%, 3/15/35	186,000	180,247
4.25%, 7/01/36	42,000	38,049
Southern California Edison Co.,
5.25%, 3/15/30	384,000	387,632
5.55%, 1/15/36	76,000	73,988
5.63%, 2/01/36	66,000	64,744
5.55%, 1/15/37	83,000	80,013
	Par(a)	Value
Electric Utilities (Continued)

Virginia Electric and Power Co., 2.45%, 12/15/50	$158,000	$86,964
Vistra Operations Co. LLC,
5.05%, 12/30/26(b)	135,000	135,583
6.88%, 4/15/32(b)(h)	35,000	36,252
6.95%, 10/15/33(b)	110,000	118,117
6.00%, 4/15/34(b)	572,000	577,065
5.70%, 12/30/34(b)	707,000	703,682
		12,908,603
Entertainment Content – 0.5%
AppLovin Corp.,
5.13%, 12/01/29	341,000	343,800
5.38%, 12/01/31	592,000	597,417
5.95%, 12/01/54	500,000	477,468
Paramount Global,
3.70%, 10/04/26	84,000	82,109
2.90%, 1/15/27(h)	212,000	205,952
3.38%, 2/15/28(h)	57,000	55,134
4.38%, 3/15/43	30,000	21,610
5.85%, 9/01/43	71,000	60,186
5.25%, 4/01/44	25,000	19,086
4.90%, 8/15/44	21,000	15,808
4.60%, 1/15/45	57,000	41,356
(5Y US Treasury CMT + 4.00%), 6.38%, 3/30/62(k)	33,000	31,744
Warnermedia Holdings, Inc.,
3.76%, 3/15/27	2,155,000	2,097,132
5.14%, 3/15/52	54,000	36,918
		4,085,720
Health Care Facilities & Services – 0.2%
CVS Health Corp.,
4.78%, 3/25/38	9,000	8,117
5.13%, 7/20/45	118,000	102,328
Elevance Health, Inc.,
3.13%, 5/15/50	29,000	18,608
3.60%, 3/15/51	73,000	51,022
4.55%, 5/15/52	124,000	100,521
HCA, Inc.,
5.45%, 4/01/31	306,000	311,858
3.50%, 7/15/51	283,000	182,906
6.20%, 3/01/55	280,000	274,338
6.10%, 4/01/64	342,000	326,736

UnitedHealth Group, Inc., 5.63%, 7/15/54	86,000	82,703
		1,459,137
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Home Construction – 0.0%(f)
DR Horton, Inc.,
5.00%, 10/15/34	$137,000	$132,986
5.50%, 10/15/35	32,000	32,033
		165,019
Institutional Financial Services – 1.0%
Goldman Sachs Group (The), Inc.,
(SOFR + 0.82%), 1.54%, 9/10/27(k)	47,000	45,130
(SOFR + 0.91%), 1.95%, 10/21/27(k)	265,000	255,259
(SOFR + 1.11%), 2.64%, 2/24/28(k)	299,000	289,151
(SOFR + 1.32%), 4.94%, 4/23/28(k)	794,000	801,235
(SOFR + 1.27%), 5.73%, 4/25/30(k)	50,000	51,827
(SOFR + 1.21%), 5.05%, 7/23/30(k)	363,000	367,324
(SOFR + 1.14%), 4.69%, 10/23/30(k)	120,000	119,707
(SOFR + 1.58%), 5.22%, 4/23/31(k)	180,000	183,321
(SOFR + 1.09%), 1.99%, 1/27/32(k)	778,000	663,110
(SOFR + 1.26%), 2.65%, 10/21/32(k)	273,000	236,900
(SOFR + 1.55%), 5.33%, 7/23/35(k)	923,000	917,307
Morgan Stanley,
(SOFR + 2.24%), 6.30%, 10/18/28(k)	543,000	565,443
(SOFR + 1.59%), 5.16%, 4/20/29(k)	638,000	649,533
(SOFR + 1.83%), 6.41%, 11/01/29(k)	114,000	120,683
(SOFR + 1.26%), 5.66%, 4/18/30(k)	252,000	260,650
(SOFR + 1.22%), 5.04%, 7/19/30(k)	815,000	825,051
(SOFR + 1.10%), 4.65%, 10/18/30(k)	85,000	84,729
(SOFR + 1.11%), 5.23%, 1/15/31(k)	230,000	234,505
(SOFR + 1.51%), 5.19%, 4/17/31(k)	631,000	642,439
(SOFR + 1.03%), 1.79%, 2/13/32(h)(k)	388,000	327,246
(SOFR + 1.18%), 2.24%, 7/21/32(k)	41,000	34,960
(SOFR + 1.29%), 2.94%, 1/21/33(k)	127,000	111,554
	Par(a)	Value
Institutional Financial Services (Continued)
Morgan Stanley,
(SOFR + 1.87%), 5.25%, 4/21/34(k)	$103,000	$103,000
(SOFR + 1.42%), 5.59%, 1/18/36(h)(k)	640,000	649,233
		8,539,297
Internet Media & Services – 0.1%
Alphabet, Inc., 5.30%, 5/15/65	85,000	83,978
Expedia Group, Inc., 5.40%, 2/15/35	114,000	112,220
Meta Platforms, Inc.,
4.65%, 8/15/62	211,000	176,340
5.75%, 5/15/63	294,000	293,931
5.55%, 8/15/64	27,000	25,972

VeriSign, Inc., 5.25%, 6/01/32	70,000	70,572
		763,013
IT Services – 0.1%
Gartner, Inc.,
4.50%, 7/01/28(b)(h)	583,000	574,653
3.63%, 6/15/29(b)	595,000	558,029
		1,132,682
Machinery – 0.0%(f)
Caterpillar, Inc., 3.25%, 4/09/50(h)	73,000	50,465
Oil & Gas Supply Chain – 2.5%
Antero Resources Corp.,
7.63%, 2/01/29(b)	202,000	206,397
5.38%, 3/01/30(b)	862,000	834,116
Cameron LNG LLC,
3.30%, 1/15/35(b)	47,000	39,473
3.40%, 1/15/38(b)	479,000	400,309
Cheniere Corpus Christi Holdings LLC,
5.13%, 6/30/27	103,000	104,145
2.74%, 12/31/39	544,000	429,599
Cheniere Energy Partners L.P.,
4.00%, 3/01/31	320,000	299,115
3.25%, 1/31/32	385,000	338,011
5.95%, 6/30/33(h)	215,000	219,469
5.75%, 8/15/34	234,000	234,652

Cheniere Energy, Inc., 5.65%, 4/15/34	704,000	701,158
CNX Resources Corp., 7.25%, 3/01/32(b)	145,000	144,918
Devon Energy Corp., 5.25%, 10/15/27	153,000	153,645
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Oil & Gas Supply Chain (Continued)
Diamondback Energy, Inc.,
3.25%, 12/01/26	$1,525,000	$1,498,893
3.50%, 12/01/29	1,126,000	1,069,201
3.13%, 3/24/31	1,031,000	932,039
4.40%, 3/24/51	282,000	209,724
4.25%, 3/15/52	75,000	54,936
5.90%, 4/18/64	22,000	19,508
Energy Transfer L.P.,
4.95%, 5/15/28(h)	108,000	108,915
4.95%, 6/15/28	56,000	56,507
7.38%, 2/01/31(b)	279,000	292,009
5.15%, 2/01/43	23,000	19,635
5.95%, 5/15/54	20,000	18,182
6.05%, 9/01/54	341,000	311,471

EQM Midstream Partners L.P., 6.50%, 7/01/27(b)	215,000	218,607
EQT Corp.,
3.13%, 5/15/26(b)	268,000	262,802
7.50%, 6/01/27(b)	192,000	194,928
6.50%, 7/01/27(b)	175,000	177,936
3.90%, 10/01/27	204,000	200,117
5.70%, 4/01/28(h)	390,000	400,414
5.50%, 7/15/28(b)	31,000	31,863
5.00%, 1/15/29	643,000	643,200
4.50%, 1/15/29(b)	660,000	640,197
6.38%, 4/01/29(b)	298,000	304,922
7.00%, 2/01/30	317,000	338,066
7.50%, 6/01/30(b)(h)	580,000	623,659
4.75%, 1/15/31(b)(h)	858,000	828,618
3.63%, 5/15/31(b)(h)	1,088,000	996,363
5.75%, 2/01/34(h)	697,000	696,819
Expand Energy Corp.,
5.88%, 2/01/29(b)	83,000	82,685
5.38%, 2/01/29	377,000	375,295
6.75%, 4/15/29(b)	317,000	319,303
5.38%, 3/15/30	201,000	199,544
4.75%, 2/01/32	480,000	450,347
5.70%, 1/15/35	902,000	889,834

Kinder Morgan, Inc., 5.85%, 6/01/35(j)	40,000	40,499
NGPL PipeCo LLC, 3.25%, 7/15/31(b)	446,000	393,953
Sabine Pass Liquefaction LLC,
5.88%, 6/30/26	156,000	157,354
5.00%, 3/15/27	369,000	371,580
4.50%, 5/15/30	387,000	381,678
5.90%, 9/15/37	327,000	331,845
Targa Resources Corp.,
6.15%, 3/01/29	58,000	60,464
4.20%, 2/01/33	262,000	239,260
	Par(a)	Value
Oil & Gas Supply Chain (Continued)
Targa Resources Corp.,
5.50%, 2/15/35	$112,000	$109,394
4.95%, 4/15/52	225,000	181,190
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.00%, 1/15/28	59,000	58,972
4.88%, 2/01/31	580,000	564,087
Viper Energy, Inc.,
5.38%, 11/01/27(b)	816,000	811,726
7.38%, 11/01/31(b)(h)	536,000	556,438
		21,829,986
Oil, Gas & Consumable Fuels – 0.0%(f)
APA Corp., 4.75%, 4/15/43(b)	42,000	31,735
Real Estate Investment Trusts – 0.7%
American Tower Corp.,
3.80%, 8/15/29	175,000	169,174
2.10%, 6/15/30	30,000	26,428
2.70%, 4/15/31	174,000	154,709
5.65%, 3/15/33	51,000	52,692
5.45%, 2/15/34	429,000	435,776
Crown Castle, Inc.,
5.60%, 6/01/29	143,000	146,912
2.50%, 7/15/31	122,000	105,126
Equinix, Inc.,
2.50%, 5/15/31	445,000	389,642
3.90%, 4/15/32(h)	129,000	120,742
3.40%, 2/15/52	135,000	88,377
GLP Capital L.P./GLP Financing II, Inc.,
5.75%, 6/01/28	600,000	609,479
5.30%, 1/15/29	49,000	48,952
4.00%, 1/15/30(h)	256,000	241,314
3.25%, 1/15/32	535,000	460,971
6.25%, 9/15/54	301,000	283,863
VICI Properties L.P.,
4.75%, 4/01/28	164,000	163,995
4.95%, 2/15/30	201,000	199,582
5.13%, 5/15/32	589,000	576,431
VICI Properties L.P./VICI Note Co., Inc.,
4.25%, 12/01/26(b)	21,000	20,782
3.75%, 2/15/27(b)	647,000	635,133
4.50%, 1/15/28(b)	20,000	19,682
3.88%, 2/15/29(b)	198,000	189,607
4.63%, 12/01/29(b)(h)	745,000	723,586
		5,862,955
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Semiconductors – 0.3%
Broadcom, Inc.,
5.15%, 11/15/31	$296,000	$301,735
4.55%, 2/15/32	198,000	194,054
5.20%, 4/15/32	61,000	61,980
2.60%, 2/15/33(b)	144,000	121,429
3.42%, 4/15/33(b)	550,000	490,492
3.47%, 4/15/34(b)	628,000	551,752
4.80%, 10/15/34	187,000	182,040
3.14%, 11/15/35(b)	122,000	101,084
3.19%, 11/15/36(b)	45,000	36,723
Foundry JV Holdco LLC,
5.90%, 1/25/33(b)	200,000	203,977
6.10%, 1/25/36(b)	207,000	210,902

Texas Instruments, Inc., 4.10%, 8/16/52	91,000	70,930
		2,527,098
Software – 0.2%
Oracle Corp.,
6.00%, 8/03/55	630,000	612,807
6.13%, 8/03/65	1,311,000	1,278,915
		1,891,722
Specialty Finance – 0.4%
Flourishing Trade & Investment Ltd., 11.04%, 4/01/30	414,000	414,000
Global Payments, Inc., 5.95%, 8/15/52	21,000	19,220
Synchrony Financial,
3.95%, 12/01/27(h)	37,000	36,018
5.15%, 3/19/29	209,000	206,657
(SOFR Index + 2.13%), 5.94%, 8/02/30(h)(k)	673,000	681,595
(SOFR + 1.68%), 5.45%, 3/06/31(k)	772,000	769,870
2.88%, 10/28/31	314,000	266,048
7.25%, 2/02/33(h)	739,000	753,584
		3,146,992
Technology Hardware – 0.0%(f)
Juniper Networks, Inc., 5.95%, 3/15/41	19,000	18,726
Telecommunications – 0.4%
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 6.09%, 12/15/44(b)	420,000	420,857
AT&T, Inc.,
4.30%, 2/15/30(b)	105,000	104,170
5.45%, 3/01/47	94,000	87,129
4.50%, 3/09/48	85,000	69,325
	Par(a)	Value
Telecommunications (Continued)
AT&T, Inc.,
3.50%, 9/15/53	$311,000	$208,161
3.55%, 9/15/55	63,000	42,190
3.80%, 12/01/57	28,000	19,274
3.65%, 9/15/59	697,000	461,016
Frontier Communications Holdings LLC,
5.00%, 5/01/28(b)	148,000	146,472
5.88%, 11/01/29(h)	148,500	148,574
T-Mobile USA, Inc.,
3.88%, 4/15/30	479,000	462,191
2.70%, 3/15/32	385,000	334,585
5.13%, 5/15/32	35,000	35,387
5.20%, 1/15/33	76,000	76,425
5.88%, 11/15/55	5,000	4,927
3.60%, 11/15/60	54,000	35,324
5.80%, 9/15/62	358,000	345,034
Verizon Communications, Inc.,
4.02%, 12/03/29	75,000	73,642
1.50%, 9/18/30	245,000	209,711
4.40%, 11/01/34	299,000	282,100
		3,566,494
Tobacco & Cannabis – 0.1%
Altria Group, Inc.,
5.63%, 2/06/35	60,000	60,704
3.40%, 2/04/41	519,000	373,471
6.20%, 2/14/59	158,000	152,652
		586,827
Transportation & Logistics – 0.0%(f)
AS Mileage Plan IP Ltd., 5.31%, 10/20/31(b)	12,000	11,495
Delta Air Lines Pass Through Trust, Series 2015-1, Class AA, 3.63%, 7/30/27	43,928	42,848
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(b)(h)	95,520	95,819
Union Pacific Corp.,
2.97%, 9/16/62	75,000	42,871
3.85%, 2/14/72	161,000	110,314
		303,347
Total Corporate Bonds (Cost $86,981,718)		86,476,155

See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Foreign Government Inflation-Linked Bonds – 0.0%(f)
Sovereign Government – 0.0%(f)
Republic of Poland Government Bond, 2.00%, 8/25/36	PLN	66,000	$15,855
Total Foreign Government Inflation-Linked Bonds (Cost $16,196)			15,855

Foreign Issuer Bonds – 2.8%
Argentina – 0.0%(f)
Argentine Republic Government International Bond,
1.00%, 7/09/29(h)		$4,680	3,763
(Step to 1.75% on 7/09/27), 0.75%, 7/09/30(e)(h)		12,320	9,425
(Step to 4.75% on 7/09/27), 4.13%, 7/09/35(e)		9,150	6,102
(Step to 4.88% on 7/09/29), 3.50%, 7/09/41(e)(h)		9,100	5,492

Vista Energy Argentina S.A.U., 7.63%, 12/10/35(b)		32,000	30,576
YPF S.A., 9.50%, 1/17/31(b)		26,000	26,822
			82,180
Australia – 0.1%
Glencore Funding LLC,
5.19%, 4/01/30(b)		395,000	399,936
6.38%, 10/06/30(b)		325,000	346,188
2.85%, 4/27/31(b)		23,000	20,451
			766,575
Belgium – 0.1%
Kingdom of Belgium Government Bond, 3.30%, 6/22/54(b)	EUR	835,520	867,842
Brazil – 0.1%
Brazil Notas do Tesouro Nacional Serie F,
10.00%, 1/01/29	BRL	2,600,000	413,625
10.00%, 1/01/35	BRL	4,886,000	688,316
Samarco Mineracao S.A.,
9.50%, 6/30/31(i)		57,978	54,567
9.50%, 6/30/31(b)(h)(i)		16,992	15,992

Vale Overseas Ltd., 6.40%, 6/28/54(h)		2,000	1,932
			1,174,432
		Par(a)	Value
Canada – 0.0%(f)
South Bow USA Infrastructure Holdings LLC, 4.91%, 9/01/27(b)		$120,000	$120,621
Chile – 0.0%(f)
Banco de Credito e Inversiones S.A., (5Y US Treasury CMT + 4.94%), 8.75%, 5/08/29(b)(k)(l)		18,000	18,620
WOM Mobile S.A., 11.00%, 4/01/31(b)(i)		41,563	41,979
			60,599
Colombia – 0.0%(f)
Colombian TES,
5.75%, 11/03/27	COP	250,300,000	54,297
6.00%, 4/28/28	COP	355,900,000	75,698
7.75%, 9/18/30	COP	548,000,000	112,933

Ecopetrol S.A., 8.88%, 1/13/33		17,000	17,016
Gran Tierra Energy, Inc., 9.50%, 10/15/29(b)(h)		19,000	14,774
			274,718
Czech Republic – 0.0%(f)
Czech Republic Government Bond,
2.75%, 7/23/29	CZK	2,150,000	95,485
0.95%, 5/15/30	CZK	2,660,000	106,953
5.00%, 9/30/30	CZK	840,000	40,865
4.20%, 12/04/36	CZK	1,030,000	47,286
			290,589
Dominican Republic – 0.0%(f)
Dominican Republic International Bond, 4.88%, 9/23/32(b)		70,000	62,773
Ecuador – 0.0%(f)
Ecuador Government International Bond,
(Step to 6.90% on 7/31/25), 5.50%, 7/31/35(e)		13,789	8,264
(Step to 5.50% on 7/31/26), 5.00%, 7/31/40(e)		18,926	9,868
			18,132
Egypt – 0.0%(f)
Egypt Government Bond,
24.46%, 10/01/27	EGP	463,000	9,320
21.38%, 2/04/28	EGP	800,000	15,325
			24,645
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Germany – 0.1%
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 8/15/54	EUR	670,000	$706,332
Ghana – 0.0%(f)
Ghana Government International Bond, (Step to 6.00% on 7/03/28), 5.00%, 7/03/35(b)(e)		$22,464	15,276
Hong Kong – 0.0%(f)
Melco Resorts Finance Ltd., 5.75%, 7/21/28		200,000	188,628
Hungary – 0.0%(f)
Hungary Government International Bond,
4.00%, 7/25/29	EUR	30,000	34,885
5.38%, 9/12/33	EUR	6,000	7,125
			42,010
India – 0.3%
Continuum Green Energy India Pvt./Co-Issuers, 7.50%, 6/26/33(h)		390,900	391,895
Diamond II Ltd., 7.95%, 7/28/26		450,000	448,849
Greenko Power II Ltd., 4.30%, 12/13/28		250,500	229,374
Greenko Wind Projects Mauritius Ltd., 7.25%, 9/27/28(h)		200,000	193,633
India Clean Energy Holdings, 4.50%, 4/18/27		400,000	374,122
India Green Power Holdings, 4.00%, 2/22/27		216,650	206,223
IRB Infrastructure Developers Ltd., 7.11%, 3/11/32		400,000	391,511
JSW Hydro Energy Ltd., 4.13%, 5/18/31		147,500	131,057
ReNew Pvt. Ltd., 5.88%, 3/05/27		400,000	390,560
			2,757,224
Indonesia – 0.1%
Indonesia Government International Bond,
2.85%, 2/14/30		400,000	368,728
3.05%, 3/12/51		222,000	143,956

Indonesia Treasury Bond, 6.75%, 7/15/35	IDR	696,000,000	41,626
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/28		200,000	195,999
		Par(a)	Value
Indonesia (Continued)

Medco Maple Tree Pte. Ltd., 8.96%, 4/27/29(b)		$13,000	$13,333
Minejesa Capital B.V., 5.63%, 8/10/37		200,000	186,242
			949,884
Israel – 0.0%(f)
Israel Government International Bond, 5.75%, 3/12/54		204,000	183,600
Japan – 0.3%
Japan Government Thirty Year Bond,
2.30%, 12/20/54	JPY	161,900,000	1,053,876
2.40%, 3/20/55	JPY	50,050,000	333,010

Rakuten Group, Inc., 9.75%, 4/15/29(h)		400,000	421,924
SoftBank Group Corp., 7.00%, 7/08/31(h)		450,000	458,450
			2,267,260
Lebanon – 0.0%(f)
Lebanon Government International Bond,
6.85%, 3/23/27(m)		17,000	2,910
6.65%, 11/03/28(m)		42,000	7,268
			10,178
Macau – 0.1%
MGM China Holdings Ltd., 7.13%, 6/26/31		500,000	502,116
Studio City Co. Ltd., 7.00%, 2/15/27		200,000	199,139
Wynn Macau Ltd., 5.63%, 8/26/28(h)		200,000	190,901
			892,156
Mexico – 0.4%
Grupo Posadas S.A.B. de C.V., (Step to 8.00% on 12/30/25), 7.00%, 12/30/27(e)		26,100	23,741
Mexican Bonos,
8.50%, 3/01/29	MXN	640,000	32,437
8.50%, 5/31/29	MXN	800,000	40,575
7.75%, 11/13/42	MXN	299,800	12,584
8.00%, 11/07/47	MXN	574,000	24,287
Mexico Government International Bond,
2.66%, 5/24/31		568,000	482,464
3.50%, 2/12/34		451,000	368,453
6.35%, 2/09/35		1,262,000	1,252,873
6.88%, 5/13/37		693,000	699,709
4.50%, 1/31/50		420,000	292,013
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Mexico (Continued)
Petroleos Mexicanos,
6.50%, 3/13/27		$438,000	$427,953
7.69%, 1/23/50		42,000	30,643
			3,687,732
Netherlands – 0.0%(f)
NXP B.V./NXP Funding LLC/NXP USA, Inc.,
2.50%, 5/11/31		85,000	73,221
2.65%, 2/15/32		98,000	82,632
			155,853
Panama – 0.1%
Panama Government International Bond,
3.88%, 3/17/28		400,000	382,032
4.50%, 4/01/56		247,000	150,629
			532,661
Peru – 0.0%(f)
Peruvian Government International Bond,
7.30%, 8/12/33	PEN	159,000	46,450
3.55%, 3/10/51		180,000	121,277

Volcan Cia Minera S.A.A., 8.75%, 1/24/30(b)		4,000	3,758
			171,485
Philippines – 0.1%
Philippine Government International Bond,
3.00%, 2/01/28(h)		400,000	386,494
3.20%, 7/06/46		267,000	186,614
			573,108
Poland – 0.1%
Republic of Poland Government Bond,
5.75%, 4/25/29	PLN	688,000	190,954
4.75%, 7/25/29	PLN	345,000	92,240
2.75%, 10/25/29	PLN	360,000	88,863
5.00%, 1/25/30	PLN	301,000	81,219
			453,276
Romania – 0.0%(f)
Romanian Government International Bond,
6.63%, 9/27/29	EUR	18,000	21,846
5.88%, 7/11/32(b)(h)	EUR	9,000	10,018
6.25%, 9/10/34(b)	EUR	6,000	6,677
			38,541
		Par(a)	Value
Saudi Arabia – 0.0%(f)
Saudi Government International Bond, 3.45%, 2/02/61		$200,000	$122,808
Singapore – 0.1%
Continuum Energy Pte. Ltd., 12.85%, 9/11/27(g)		214,164	209,624
Puma International Financing S.A., 7.75%, 4/25/29		200,000	198,500
			408,124
South Africa – 0.1%
Anglo American Capital PLC, 4.75%, 3/16/52(b)		217,000	177,274
Republic of South Africa Government Bond,
8.00%, 1/31/30	ZAR	5,034,000	262,763
7.00%, 2/28/31	ZAR	2,496,400	120,832
			560,869
Sri Lanka – 0.0%(f)
Sri Lanka Government International Bond, 4.00%, 4/15/28		16,790	15,486
Supranational – 0.4%
European Union,
2.50%, 10/04/52	EUR	262,000	236,539
3.00%, 3/04/53	EUR	2,801,389	2,796,898
			3,033,437
Thailand – 0.0%(f)
Bangkok Bank PCL, 5.30%, 9/21/28(b)		18,000	18,373
Turkey – 0.0%(f)
Turkiye Government Bond,
30.00%, 9/12/29	TRY	430,000	9,574
26.20%, 10/05/33	TRY	973,000	21,050
			30,624
Ukraine – 0.0%(f)
Ukraine Government International Bond,
(Step to 4.50% on 8/01/25), 1.75%, 2/01/29(b)(e)		20,988	13,097
(Step to 4.50% on 8/01/25), 1.75%, 2/01/36(e)		17,440	8,409
2.26%, 8/01/41(c)(n)		14,000	9,993
			31,499
United Arab Emirates – 0.0%(f)
MDGH GMTN RSC Ltd., 4.38%, 11/22/33(b)		19,000	18,138
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
United Kingdom – 0.3%
BAT Capital Corp.,
7.08%, 8/02/43		$106,000	$113,677
4.54%, 8/15/47		46,000	36,200
4.76%, 9/06/49		407,000	325,872
5.28%, 4/02/50		243,000	208,435
5.65%, 3/16/52		244,000	219,683
7.08%, 8/02/53		623,000	676,963

Reynolds American, Inc., 8.13%, 5/01/40		205,000	231,001
United Kingdom Gilt, 4.38%, 7/31/54	GBP	972,718	1,135,574
			2,947,405
Uruguay – 0.0%(f)
Oriental Republic of Uruguay, 5.25%, 9/10/60		5,000	4,509
Uruguay Government International Bond, 5.10%, 6/18/50		267,641	245,226
			249,735
Venezuela – 0.0%(f)
Petroleos de Venezuela S.A.,
6.00%, 11/15/26(m)		23,100	2,680
9.75%, 5/17/35(m)		25,900	3,302

Venezuela Government International Bond, 11.95%, 8/05/31(m)		19,300	3,136
			9,118
Vietnam – 0.0%(f)
Mong Duong Finance Holdings B.V., 5.13%, 5/07/29		190,612	183,005
Total Foreign Issuer Bonds (Cost $25,859,818)			24,996,931

Mortgage-Backed Securities – 21.0%
Commercial Mortgage-Backed Securities – 1.2%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.78%, 6/05/37(b)(d)		740,000	682,423
Atrium Hotel Portfolio Trust,
Series 2024-ATRM, Class A, 5.59%, 11/10/29(b)(d)		150,000	150,734
Series 2024-ATRM, Class E, 9.52%, 11/10/29(b)(d)		30,000	30,130
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
BAHA Trust,
Series 2024-MAR, Class A, 6.17%, 12/10/29(b)(d)	$590,000	$609,079
Series 2024-MAR, Class B, 7.07%, 12/10/29(b)(d)	106,000	108,344
Series 2024-MAR, Class C, 7.77%, 12/10/29(b)(d)	260,000	266,457

BANK5, Series 2024-5YR11, Class A3, 5.89%, 11/15/57	39,000	40,844
Bayview Commercial Asset Trust,
Series 2006-1A, Class A1, (1M CME Term SOFR + 0.52%), 4.85%, 4/25/36(b)(c)	181,918	167,303
Series 2007-4A, Class A1, (1M CME Term SOFR + 0.79%, 0.68% Floor), 5.12%, 9/25/37(b)(c)	183,274	169,428

Benchmark Mortgage Trust, Series 2019-B9, Class XA, 1.18%, 3/15/52(d)(o)	1,633,207	51,534
BFLD Commercial Mortgage Trust,
Series 2024-UNIV, Class A, (1M CME Term SOFR + 1.49%, 1.49% Floor), 5.81%, 11/15/29(b)(c)	80,000	79,975
Series 2024-UNIV, Class E, (1M CME Term SOFR + 3.64%, 3.64% Floor), 7.96%, 11/15/29(b)(c)	50,000	49,547

BHMS, Series 2018-ATLS, Class A, (1M CME Term SOFR + 1.55%, 1.50% Floor), 5.87%, 7/15/35(b)(c)	190,000	189,879
BPR Commercial Mortgage Trust, Series 2024-PARK, Class A, 5.39%, 11/05/39(b)(d)	110,000	111,028
BPR Trust, Series 2024-PMDW, Class A, 5.36%, 11/05/29(b)	70,000	70,822
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
BX Commercial Mortgage Trust,
Series 2024-KING, Class A, (1M CME Term SOFR + 1.54%, 1.54% Floor), 5.86%, 5/15/34(b)(c)		$197,401	$197,278
Series 2024-MDHS Class A, (1M CME Term SOFR + 1.64%, 1.64% Floor), 5.96%, 5/15/41(b)(c)		148,179	148,086
Series 2024-PURE, Class A, (CORRA Index + 1.90%, 1.90% Floor), 4.67%, 11/15/29(b)(c)	CAD	26,000	18,978

BX Trust, Series 2025-VLT6, Class A, (1M CME Term SOFR + 1.44%, 1.44% Floor), 5.77%, 3/15/30(b)(c)		512,000	506,880
BXP Trust, Series 2017-GM, Class D, 3.54%, 6/13/39(b)(d)		370,000	348,457
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, (1M CME Term SOFR + 2.05%, 1.75% Floor), 6.37%, 12/15/37(b)(c)		100,000	99,438
CFK Trust, Series 2019-FAX, Class D, 4.79%, 1/15/39(b)(d)		100,000	92,422
COMM Mortgage Trust, Series 2024-CBM, Class A2, 5.87%, 12/10/41(b)		110,000	112,194
CSTL Commercial Mortgage Trust, Series 2024-GATE, Class A, 4.92%, 11/10/29(b)(d)		160,000	159,175
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.43%, 4/10/37(d)(o)		13,945,000	132,288
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 7/05/41(b)		404,000	412,628
Fontainbleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class G, (1M CME Term SOFR + 5.65%, 5.65% Floor), 9.97%, 12/15/29(b)(c)		100,000	99,209
		Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

GS Mortgage Securities Corp. Trust, Series 2023-SHIP, Class E, 7.68%, 9/10/38(b)(d)		$32,000	$32,222
HONO Mortgage Trust, Series 2021-LULU, Class A, (1M CME Term SOFR + 1.26%, 1.15% Floor), 5.59%, 10/15/36(b)(c)		580,300	573,046
INV Mortgage Trust, Series 2024-IND, Class A, (1M CME Term SOFR + 1.74%, 1.74% Floor), 6.06%, 11/15/41(b)(c)		510,000	508,725
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2024-IGLG, Class A, 5.35%, 11/09/39(b)(d)		510,000	515,814
Series 2024-IGLG, Class D, 6.70%, 11/09/39(b)(d)		140,000	138,584
Series 2024-IGLG, Class E, 7.50%, 11/09/39(b)(d)		435,000	430,640
Series 2024-IGLG, Class F, 8.49%, 11/09/39(b)(d)		372,000	368,314

JW Commercial Mortgage Trust, Series 2024-MRCO, Class A, (1M CME Term SOFR + 1.62%, 1.62% Floor), 5.94%, 6/15/39(b)(c)		100,000	99,438
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1M CME Term SOFR + 1.54%, 1.54% Floor), 5.86%, 12/15/39(b)(c)		100,000	99,063
Last Mile Logistics Pan Euro Finance DAC, Series 1X, Class E, (3M Euribor + 2.70%, 2.70% Floor), 5.26%, 8/17/33(c)	EUR	191,462	214,386
Last Mile Securities PE DAC, Series 2021-1X, Class D, (3M Euribor + 2.35%, 2.35% Floor), 4.91%, 8/17/31(c)		194,960	220,165
MCR Mortgage Trust, Series 2024-HF1, Class A, (1M CME Term SOFR + 1.79%, 1.79% Floor), 6.11%, 12/15/41(b)(c)		328,000	327,590
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

Morgan Stanley Capital I Trust, Series 2019-L2, Class XA, 1.16%, 3/15/52(d)(o)		$2,325,466	$73,699
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 1.14%, 12/15/56(d)(o)		998,809	60,194
ORL Trust, Series 2024-GLKS, Class A, (1M CME Term SOFR + 1.49%, 1.49% Floor), 5.81%, 12/15/39(b)(c)		100,000	99,375
PFP Ltd., Series 2022-9, Class A, (1M CME Term SOFR + 2.27%, 2.27% Floor), 6.60%, 8/19/35(b)(c)		85,854	85,645
ROCK Trust, Series 2024-CNTR, Class E, 8.82%, 11/13/41(b)		100,000	104,541
SELF Commerical Mortgage Trust,
Series 2024-STRG, Class A, (1M CME Term SOFR + 1.54%, 1.54% Floor), 5.86%, 11/15/34(b)(c)		210,000	210,408
Series 2024-STRG, Class E, (1M CME Term SOFR + 4.19%, 4.19% Floor), 8.51%, 11/15/34(b)(c)		100,000	99,065
Series 2024-STRG, Class F, (1M CME Term SOFR + 5.19%, 5.19% Floor), 9.51%, 11/15/34(b)(c)		100,000	98,892

Taurus UK DAC, Series 2025-UK2X, Class D, (SONIO/N Index + 3.20%), 7.67%, 2/18/35(c)	GBP	159,000	210,386
THE Trust, Series 2023-MIC, Class A, 8.73%, 12/05/38(b)(d)		30,000	32,616
TTAN, Series 2021-MHC, Class F, (1M CME Term SOFR + 3.01%, 2.90% Floor), 7.34%, 3/15/38(b)(c)		70,752	70,221
UK Logistics DAC, Series 2025-1X, Class D, (SONIO/N Index + 4.00%), 8.46%, 5/17/35(c)	GBP	158,000	211,129
VEGAS,
Series 2024-GCS, Class C, 6.42%, 7/10/36(b)(d)		140,000	137,067
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
VEGAS,
Series 2024-GCS, Class D, 6.42%, 7/10/36(b)(d)	$330,000	$308,747

VEGAS Trust, Series 2024-TI, Class A, 5.52%, 11/10/39(b)	260,000	263,519
Velocity Commercial Capital Loan Trust,
Series 2024-1, Class A, 6.55%, 1/25/54(b)	67,523	68,022
Series 2024-6, Class M3, 6.92%, 12/25/54(b)(d)	99,181	98,362
		10,864,435
Federal Home Loan Mortgage Corporation – 3.0%
Multiclass Certificates, Series 2024-P015, Class A1, 4.45%, 11/25/32(d)	46,833	45,825
Pool,
3.50%, 1/01/34 - 2/01/48	285,825	271,760
2.00%, 9/01/35 - 2/01/52	6,844,072	5,605,288
1.50%, 4/01/36 - 6/01/51	964,364	780,897
3.00%, 9/01/37 - 8/01/52	4,538,597	4,024,235
4.50%, 1/01/49 - 8/01/52	1,054,879	1,030,661
4.00%, 6/01/49 - 6/01/52	622,765	587,355
2.50%, 7/01/50 - 4/01/52	5,148,299	4,355,146
5.00%, 6/01/52 - 11/01/53	2,590,922	2,548,608
6.00%, 11/01/52 - 9/01/54	1,506,951	1,541,636
5.50%, 1/01/53 - 8/01/53	849,882	856,058
6.50%, 11/01/53	77,707	80,606
Real Estate Mortgage Investment Conduits,
Series 5112, Class KI, 3.50%, 6/25/51(o)	351,598	65,585
Series 5513, Class FD, (30D Average SOFR + 1.35%, 1.35% Floor, 6.50% Cap), 5.70%, 1/25/55(c)	1,611,659	1,609,324
Series 5516, Class FC, (30D Average SOFR + 1.40%, 1.40% Floor, 6.50% Cap), 5.75%, 3/25/55(c)	2,954,929	2,951,074
		26,354,058
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Federal Home Loan Mortgage Corporation Gold – 0.3%
Pool,
3.00%, 10/01/32 - 12/01/32	$391,910	$381,518
4.50%, 4/01/47 - 4/01/49	441,008	430,786
5.00%, 11/01/48	23,136	23,145
3.50%, 4/01/49	1,795,615	1,664,343
		2,499,792
Federal National Mortgage Association – 4.4%
Pool,
3.00%, 9/01/28 - 6/01/52	1,670,852	1,517,683
2.50%, 12/01/33 - 2/01/52	9,318,554	7,967,082
3.50%, 1/01/34 - 1/01/51	2,369,715	2,175,484
2.00%, 9/01/35 - 3/01/52	12,251,566	10,066,092
1.50%, 3/01/36 - 3/01/51	3,772,506	3,092,643
4.50%, 11/01/43 - 7/01/52	1,950,496	1,903,842
4.00%, 7/01/44 - 5/01/52	2,914,837	2,752,098
5.00%, 8/01/48 - 4/01/53	947,531	936,729
6.00%, 11/01/52 - 9/01/54	2,752,301	2,811,622
5.50%, 1/01/53 - 6/01/53	2,947,928	2,953,617
6.50%, 8/01/53 - 7/01/54	2,024,035	2,093,223
Real Estate Mortgage Investment Conduits, Series 2020-32, Class PI, 4.00%, 5/25/50(o)	71,420	15,376
		38,285,491
Government National Mortgage Association – 1.8%
Pool,
2.00%, 5/01/55(j)	2,416,000	1,970,527
2.50%, 5/01/55(j)	1,753,000	1,493,746
3.00%, 5/01/55(j)	1,323,000	1,171,123
4.00%, 5/01/55(j)	726,000	675,648
4.50%, 5/01/55(j)	1,699,000	1,626,127
5.00%, 5/01/55(j)	2,246,000	2,202,985
5.50%, 5/01/55(j)	2,402,000	2,400,715
6.00%, 5/01/55(j)	1,585,000	1,603,017
6.50%, 5/01/55(j)	842,000	860,712
3.50%, 6/01/55(j)	1,491,000	1,353,730
Series 2020-146, Class DI, 2.50%, 10/20/50(o)	61,388	8,816
Series 2020-185, Class MI, 2.50%, 12/20/50(o)	64,438	9,149
Series 2021-58, Class IY, 3.00%, 2/20/51(o)	637,107	106,491
Series 2021-67, Class QI, 3.00%, 4/20/51(o)	64,731	11,140
	Par(a)	Value
Government National Mortgage Association (Continued)
Pool,
Series 2021-76, Class JI, 3.00%, 8/20/50(o)	$66,479	$11,418
Series 2021-78, Class IP, 3.00%, 5/20/51(o)	601,946	101,122
Series 2021-83, Class PI, 3.00%, 5/20/51(o)	216,482	36,924
Series 2021-96, Class MI, 3.00%, 6/20/51(o)	116,241	20,025
Series 2021-97, Class LI, 3.00%, 8/20/50(o)	771,759	128,625
Series 2022-78, Class IO, 3.00%, 8/20/51(o)	69,590	11,845
Series 2022-85, Class IK, 3.00%, 5/20/51(o)	355,865	61,304
		15,865,189
Government National Mortgage Association II – 0.8%
Pool,
3.50%, 4/20/45 - 2/20/48	370,267	340,467
4.00%, 3/20/47 - 12/20/52	924,401	865,164
4.50%, 4/20/47 - 8/20/50	133,592	129,752
3.00%, 4/20/50 - 1/20/52	1,758,219	1,558,523
2.00%, 8/20/50 - 2/20/51	1,837,967	1,499,763
2.50%, 4/20/51 - 1/20/53	2,516,051	2,144,999
3.50%, 6/20/52(j)	466,344	424,596
		6,963,264
Other – 0.0%(f)
FS Rialto Issuer LLC, Series 2024-FL9, Class A, (1M CME Term SOFR + 1.63%, 1.63% Floor), 5.95%, 10/19/39(b)(c)	100,000	99,807
Uniform Mortgage-Backed Securities – 8.5%
Pool,
2.50%, 5/01/39 - 5/01/53(j)	259,600	234,261
1.50%, 5/01/40(j)	125,000	110,306
2.00%, 5/01/40 - 5/01/53(j)	2,956,000	2,379,490
3.50%, 5/01/40 - 5/01/53(j)	1,123,000	1,014,601
4.00%, 5/01/40 - 5/01/53(j)	1,132,000	1,062,194
4.50%, 5/01/40 - 5/01/53(j)	3,089,000	2,974,249
3.00%, 5/01/53(j)	2,053,700	1,782,000
5.00%, 5/01/53(j)	4,108,000	4,020,977
5.50%, 5/01/53(j)	30,660,000	30,593,812
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Uniform Mortgage-Backed Securities (Continued)
Pool,
6.00%, 5/01/54(j)		$29,149,000	$29,569,071
6.50%, 6/01/55(j)		995,000	1,023,727
			74,764,688
Whole Loan – 1.0%
A&D Mortgage Trust, Series 2024-NQM5, Class M1, 6.52%, 11/25/69(b)		201,500	203,329
ACRA Trust, Series 2024-NQM1, Class A1, (Step to 6.61% on 11/25/28), 5.61%, 10/25/64(b)(e)		169,151	169,363
Angel Oak Mortgage Trust,
Series 2023-7, Class A1, (Step to 4.80% on 3/25/28), 4.80%, 11/25/67(b)(e)		106,133	104,831
Series 2024-10, Class A1, (Step to 6.35% on 11/25/28), 5.35%, 10/25/69(b)(e)		46,664	46,558
Series 2024-11, Class A1, (Step to 6.70% on 11/25/28), 5.70%, 8/25/69(b)(e)		383,429	384,874
Series 2025-1, Class A1, (Step to 6.69% on 2/25/29), 5.69%, 1/25/70(b)(e)		192,287	193,007

Braccan Mortgage Funding PLC, Series 2024-1, Class X, (SONIO/N Index + 4.34%), 8.82%, 1/15/67(c)	GBP	128,259	171,170
BRAVO Residential Funding Trust, Series 2023-NQM6, Class B1, 8.00%, 9/25/63(b)(d)		100,000	100,277
CAFL Issuer LLC, Series 2024-RTL1, Class A1, (Step to 8.25% on 6/28/27), 6.75%, 11/28/31(b)(e)		100,000	101,337
CHL Mortgage Pass-Through Trust,
Series 2006-17, Class A6, 6.00%, 12/25/36		5,088	2,240
Series 2007-9, Class A1, 5.75%, 7/25/37		25,342	11,836
Series 2007-9, Class A11, 5.75%, 7/25/37		13,848	6,468

CIM Trust, Series 2025-I1, Class M1, 6.44%, 10/25/69(b)		900,000	910,436
	Par(a)	Value
Whole Loan (Continued)

COLT Mortgage Loan Trust, Series 2024-6, Class A1, (Step to 6.39% on 11/25/28), 5.39%, 11/25/69(b)(e)	$93,304	$93,474
Cross Mortgage Trust,
Series 2023-H2, Class A1A, (Step to 8.14% on 11/25/27), 7.14%, 11/25/68(b)(e)	68,528	69,469
Series 2024-H7, Class A1, 5.59%, 11/25/69(b)(d)	503,298	504,435
Series 2025-H1, Class M1, 6.48%, 2/25/70(b)	771,848	774,770
CSMC Trust,
Series 2022-NQM3, Class A1B, 4.27%, 3/25/67(b)(d)	111,000	107,747
Series 2022-NQM6, Class PT, 8.62%, 12/25/67(b)(d)	106,809	108,750

Deephaven Residential Mortgage Trust, Series 2024-1, Class A1, (Step to 6.74% on 11/25/28), 5.74%, 7/25/69(b)(e)	147,629	148,054
EFMT,
Series 2024-NQM1, Class A1A, (Step to 6.71% on 11/25/28), 5.71%, 11/25/69(b)(e)	365,490	367,409
Series 2025-INV1, Class A1, (Step to 6.63% on 3/25/29), 5.63%, 3/25/70(b)(e)	165,295	165,749
Series 2025-NQM1, Class M1, 6.59%, 1/25/70(b)	762,245	773,548

GS Mortgage-Backed Securities Trust, Series 2022-NQM1, Class A4, 4.00%, 5/25/62(b)	68,585	62,608
GSR Mortgage Loan Trust, Series 2007-1F, Class 2A4, 5.50%, 1/25/37	48,692	88,954
Homes Trust,
Series 2024-NQM2, Class A1, (Step to 6.72% on 12/25/28), 5.72%, 10/25/69(b)(e)	100,717	100,995
Series 2025-AFC1, Class M1, 6.39%, 1/25/60(b)(d)	514,286	515,101
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Whole Loan (Continued)

Impac Secured Assets Trust, Series 2006-3, Class A1, (1M CME Term SOFR + 0.45%, 0.34% Floor), 4.78%, 11/25/36(c)		$88,899	$79,595
JP Morgan Mortgage Trust,
Series 2024-VIS2, Class B1, 7.73%, 11/25/64(b)(d)		25,000	25,029
Series 2025-VIS1, Class M1, 6.41%, 8/25/55(b)(d)		150,000	150,197

Jupiter Mortgage No. 1 PLC, Series 1X, Class DR, (SONIO/N Index + 3.00%), 7.48%, 7/20/55(c)	GBP	100,000	134,134
MASTR Asset Securitization Trust,
Series 2007-1, Class 1A4, 6.50%, 11/25/37		562,796	93,894
Series 2007-2, Class A2, 6.25%, 1/25/38		300,127	155,880

Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM1, Class M1, 6.50%, 11/25/69(b)		182,800	183,563
New Residential Mortgage Loan Trust,
Series 2024-NQM1, Class A1, (Step to 5.64% on 6/25/25), 5.35%, 1/25/65(b)(e)		147,684	148,515
Series 2024-NQM1, Class M1, 6.47%, 1/25/65(b)		501,164	505,038
Series 2024-NQM3, Class B1, 7.17%, 11/25/64(b)(d)		100,000	97,917

OBX Trust, Series 2025-NQM3, Class A1, (Step to 6.65% on 3/25/29), 5.65%, 12/01/64(b)(e)		110,249	110,727
PRKCM Trust, Series 2023-AFC1, Class B1, 7.45%, 2/25/58(b)(d)		226,000	226,592
PRPM Trust,
Series 2024-NQM1, Class B1, 7.50%, 12/25/68(b)(d)		100,000	99,649
Series 2025-NQM1, Class A1, (Step to 6.80% on 3/25/29), 5.80%, 11/25/69(b)(e)		101,484	102,339
	Par(a)	Value
Whole Loan (Continued)

RFMSI Trust, Series 006-SA4, Class 2A1, 5.66%, 11/25/36(d)	$19,217	$15,461
Verus Securitization Trust, Series 2023-2, Class B1, 7.50%, 3/25/68(b)(d)	100,000	99,674
Vista Point Securitization Trust, Series 2020-2, Class B2, 5.16%, 4/25/65(b)(d)	142,800	135,301
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 2.35%, 2/25/38(d)(o)	161,287	34,825
WaMu Mortgage Pass-Through Certificates, Series 2006-AR13, Class 1A, (12MTA + 0.88%, 0.88% Floor), 5.45%, 10/25/46(c)	238,086	198,788
		8,883,907
Total Mortgage-Backed Securities (Cost $189,890,907)		184,580,631

Municipal Bonds – 0.3%
California – 0.1%
Bay Area Toll Authority Toll Bridge Subordinate Revenue Bonds, Series S1, Build America Bonds, 7.04%, 4/01/50	160,000	185,149
California State Taxable GO Unlimited Refunding Bonds, Prerefunded, 4.60%, 4/01/28(p)	415,000	421,601
California State Various Purpose Taxable GO Unlimited Bonds, Build America Bonds,
7.50%, 4/01/34	65,000	75,521
7.55%, 4/01/39	40,000	48,301

Los Angeles Community College District GO Unlimited Bonds, Build America Bonds, 6.60%, 8/01/42	45,000	49,102
University of California Taxable General Revenue Bonds, Series AD, 4.86%, 5/15/12(q)	25,000	20,694
		800,368
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Georgia – 0.0%(f)
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds, 6.64%, 4/01/57	$38,000	$41,329
Illinois – 0.0%(f)
Illinois State Taxable GO Unlimited Pension Bonds, 5.10%, 6/01/33	282,353	282,258
Louisiana – 0.0%(f)
Louisiana State Local Government Environmental Facilities & Community Development Authority Taxable Revenue Bonds, Louisiana Utilities Restoration Corp. Project, 4.15%, 2/01/33	70,000	69,054
New Jersey – 0.0%(f)
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds, 7.41%, 1/01/40	106,000	127,878
New York – 0.1%
Metropolitan Transportation Authority Revenue Bonds, Build America Bonds, 6.67%, 11/15/39	70,000	75,571
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Taxable Revenue Bonds, 5.88%, 6/15/44	30,000	30,646
New York City Municipal Water Finance Authority Water & Sewer System Taxable Revenue Bonds, Build America Bonds, 6.01%, 6/15/42	95,000	98,656
New York State Dormitory Authority Personal Income TRB, Build America Bonds, 5.39%, 3/15/40	30,000	30,235
Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds, 5.65%, 11/01/40	65,000	68,120
	Par(a)	Value
New York (Continued)
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds, 4.93%, 10/01/51	$85,000	$78,633
Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series 181, 4.96%, 8/01/46	60,000	56,736
		438,597
Ohio – 0.0%(f)
American Municipal Power-Ohio, Inc., Taxable Revenue Bonds, Series B, Combined Hydroelectric Projects, 8.08%, 2/15/50	75,000	93,951
Texas – 0.1%
Port Beaumont Navigation District Dock & Wharf Facility Taxable Revenue Bonds, Jefferson Gulf Coast Energy Project, 10.00%, 7/01/26(b)	190,000	195,167
San Antonio Electric & Gas Junior Lien Revenue Bonds, Build America Bonds, 5.81%, 2/01/41	75,000	76,026
Texas State Taxable GO Unlimited Bonds, Build America Bonds, 5.52%, 4/01/39	155,000	158,680
		429,873
Total Municipal Bonds (Cost $2,543,016)		2,283,308

Term Loans – 0.0%(c)(f)
Software – 0.0%(f)
ConnectWise LLC, Initial Term Loan, (3M USD CME Term SOFR + 3.50%, 0.50% Floor), 8.06%, 9/29/28	22,794	22,718
Total Term Loans (Cost $22,736)		22,718

U.S. Government Obligations – 8.6%
U.S. Treasury Bonds – 2.7%
4.25%, 5/15/39	64,000	62,740
4.38%, 11/15/39	64,000	63,253
4.63%, 2/15/40	458,000	464,512
1.13%, 5/15/40	1,373,000	859,198
3.88%, 8/15/40	458,000	424,545
1.13%, 8/15/40	1,373,000	850,402
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
U.S. Treasury Bonds (Continued)
4.25%, 11/15/40	$1,312,700	$1,268,909
1.38%, 11/15/40	1,373,000	881,884
1.88%, 2/15/41	1,863,700	1,291,850
4.38%, 5/15/41	714,500	698,424
3.75%, 8/15/41	1,029,000	929,436
3.00%, 5/15/42	539,000	434,063
3.13%, 2/15/43	245,000	198,747
3.88%, 2/15/43	652,500	590,563
3.63%, 8/15/43	1,402,000	1,217,768
3.75%, 11/15/43	1,402,000	1,237,648
4.13%, 8/15/44	325,700	301,883
4.63%, 11/15/44	388,000	384,120
2.50%, 2/15/45	3,498,000	2,486,723
2.75%, 11/15/47	4,138,000	2,973,056
3.00%, 2/15/48	1,433,000	1,075,646
3.13%, 5/15/48	389,000	298,238
2.88%, 5/15/49	389,000	281,949
2.25%, 8/15/49	1,430,000	905,704
1.38%, 8/15/50	389,000	193,999
1.63%, 11/15/50	251,800	134,231
2.38%, 5/15/51	391,300	250,860
2.00%, 8/15/51	389,000	226,942
1.88%, 11/15/51	1,164,000	655,114
2.25%, 2/15/52	1,486,200	918,890
3.00%, 8/15/52	26,000	19,008
3.63%, 2/15/53	41,000	33,934
3.63%, 5/15/53	35,500	29,380
4.63%, 2/15/55	792,000	783,709
		23,427,328
U.S. Treasury Notes – 5.9%
1.63%, 10/15/29	3,929,000	4,049,511
0.63%, 7/31/26	2,762,700	2,656,509
4.63%, 10/15/26	53,000	53,667
2.00%, 11/15/26	1,925,000	1,875,897
4.38%, 12/15/26	2,711,900	2,740,820
4.25%, 12/31/26	156,000	157,414
4.00%, 1/15/27	1,332,700	1,339,988
4.13%, 2/15/27	364,000	366,901
1.88%, 2/28/27	4,000	3,876
4.25%, 3/15/27	1,332,700	1,347,433
0.50%, 4/30/27	769,000	723,341
2.38%, 5/15/27	761,000	742,659
0.50%, 5/31/27	688,000	645,430
4.38%, 7/15/27	24,000	24,388
2.25%, 8/15/27	1,670,000	1,621,270
3.13%, 8/31/27	6,000	5,937
3.38%, 9/15/27	100,000	99,539
0.38%, 9/30/27	970,000	898,387
4.13%, 10/31/27	1,523,000	1,542,335
0.63%, 11/30/27	12,000	11,130
	Par(a)	Value
U.S. Treasury Notes (Continued)
3.88%, 11/30/27	$2,049,500	$2,063,510
4.00%, 2/29/28	14,000	14,151
3.88%, 3/15/28	94,000	94,771
1.25%, 3/31/28	1,453,500	1,359,988
3.75%, 4/15/28(h)	644,000	646,968
3.50%, 4/30/28	61,000	60,833
1.25%, 5/31/28	2,376,000	2,214,321
1.13%, 8/31/28	1,938,000	1,787,654
4.38%, 8/31/28	1,698,700	1,738,580
1.25%, 9/30/28	1,900,700	1,757,108
1.38%, 12/31/28	4,000	3,692
3.75%, 12/31/28	2,221,000	2,228,982
2.38%, 3/31/29	1,558,200	1,486,072
3.25%, 6/30/29	1,253,600	1,233,327
4.25%, 6/30/29	2,000	2,044
3.13%, 8/31/29	425,300	415,847
1.50%, 2/15/30	1,075,000	971,531
4.00%, 2/28/30	304,000	307,942
3.75%, 5/31/30	1,046,000	1,046,409
4.00%, 7/31/30	175,000	177,003
4.88%, 10/31/30	844,300	889,252
3.75%, 12/31/30	13,000	12,957
4.25%, 6/30/31	1,775,700	1,812,671
3.63%, 9/30/31	1,666,000	1,640,750
4.13%, 11/30/31	13,000	13,162
4.50%, 12/31/31	1,225,300	1,267,180
4.13%, 2/29/32	29,000	29,344
4.13%, 3/31/32	80,000	80,950
4.00%, 4/30/32	148,000	148,647
2.88%, 5/15/32	43,600	40,740
4.13%, 11/15/32	427,000	431,203
4.00%, 2/15/34	1,475,000	1,463,707
4.38%, 5/15/34	572,000	582,948
3.88%, 8/15/34	16,000	15,673
4.63%, 2/15/35	2,905,000	3,013,937
		51,960,286
Total U.S. Government Obligations (Cost $79,653,457)		75,387,614

	Number of Shares
Investment Companies – 60.6%
BlackRock Allocation Target Shares - BATS, Series A	6,455,775	61,329,858
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	572,996	26,615,664
iShares U.S. Treasury Bond ETF(r)	12,034,348	277,752,752
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Number of Shares	Value
Vanguard Intermediate-Term Corporate Bond ETF(h)	744,278	$60,867,055
Vanguard Mortgage-Backed Securities ETF(h)	2,276,865	105,464,387
Total Investment Companies (Cost $530,668,399)		532,029,716

	Par(a)/Number of Shares
Short-Term Investments – 5.4%
Corporate Bonds – 0.0%(f)
Discovery Communications LLC, 4.90%, 3/11/26	$29,000	28,976
Sprint LLC, 7.63%, 3/01/26	298,000	301,903
		330,879
Money Market Funds – 5.0%
Northern Institutional Funds - Liquid Assets Portfolio, 4.37%(s)(t)	9,721,608	9,721,608
Northern Institutional Funds - Treasury Portfolio (Premier), 4.17%(s)	33,860,907	33,860,907
		43,582,515
Mortgage-Backed Securities – 0.1%
Petroleos Mexicanos, 7.50%, 3/20/26	422,000	413,560
U.S. Government Obligations – 0.3%
U.S. Treasury Notes,
3.13%, 8/15/25(h)	213,000	212,258
4.63%, 3/15/26	2,508,000	2,522,205
		2,734,463
Total Short-Term Investments (Cost $47,055,365)		47,061,417

Number of Contracts		Notional Amount
Purchased Options – 0.1%
Call Options - Over the Counter – 0.0%(f)
2Y-10Y SOFR CAP, Strike Price USD 0.40, Expires 8/19/25, Counterparty: Goldman Sachs	1	92,240,000	158,330
Canadian Dollar vs. U.S. Dollar, Strike Price CAD 1.41, Expires 5/14/25, Counterparty: Barclays	1	95,000	40
Number of Contracts		Notional Amount	Value
Call Options - Over the Counter (Continued)
Canadian Dollar vs. U.S. Dollar, Strike Price CAD 1.48, Expires 5/16/25, Counterparty: HSBC	1	$3,000	$1
Canadian Dollar vs. U.S. Dollar, Strike Price CAD 1.53, Expires 7/18/25, Counterparty: UBS	1	5,000	21
Chinese Yuan vs. U.S. Dollar, Strike Price CNH 7.35, Expires 7/02/25, Counterparty: HSBC	1	104,000	252
Chinese Yuan vs. U.S. Dollar, Strike Price CNH 7.50, Expires 9/29/25, Counterparty: HSBC	1	7,000	798
Mexican Peso vs. U.S. Dollar, Strike Price MXN 21.20, Expires 5/12/25, Counterparty: BNP Paribas	1	57,000	7
Mexican Peso vs. U.S. Dollar, Strike Price MXN 22.00, Expires 5/29/25, Counterparty: Barclays	1	41,000	13
Norwegian Kroner vs. Euro, Strike Price NOK 11.80, Expires 5/08/25, Counterparty: Barclays	1	29,000 (u)	191
Polish Zloty vs. U.S. Dollar, Strike Price PLN 3.80, Expires 5/23/25, Counterparty: Bank of America	1	57,000	584
Swiss Franc vs. U.S. Dollar, Strike Price CHF 0.85, Expires 6/20/25, Counterparty: Goldman Sachs	1	5,000	921
Taiwan New Dollar vs. U.S. Dollar, Strike Price TWD 34.60, Expires 8/29/25, Counterparty: Standard Chartered Bank	1	8,000	172
U.S. Dollar vs. Australian Dollar, Strike Price USD 0.67, Expires 6/16/25, Counterparty: UBS	1	9,800 (v)	1,095
U.S. Dollar vs. Euro, Strike Price USD 1.08, Expires 5/05/25, Counterparty: BNP Paribas	1	96,000 (u)	5,091
U.S. Dollar vs. Euro, Strike Price USD 1.12, Expires 6/05/25, Counterparty: Morgan Stanley	1	46,000 (u)	1,001
			168,517
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Number of Contracts		Notional Amount	Value
Call Swaptions - Over the Counter – 0.1%
Pay 1-Day USD SOFR (Annually); Receive 3.66% (Annually): Interest Rate Swap Maturing 4/07/2037, Strike Price USD 3.66, Expires 4/05/27, Counterparty: Bank of America	1	$1,344,500	$51,596
Pay 1-Day USD SOFR (Annually); Receive 3.67% (Annually): Interest Rate Swap Maturing 4/07/2037, Strike Price USD 3.67, Expires 4/05/27, Counterparty: Bank of America	1	1,344,500	51,853
Pay 1-Day USD SOFR (Annually); Receive 3.93% (Annually): Interest Rate Swap Maturing 3/31/2037, Strike Price USD 3.93, Expires 3/29/27, Counterparty: Morgan Stanley	1	1,257,000	62,286
Pay 1-Day USD SOFR (Annually); Receive 4.00% (Annually): Interest Rate Swap Maturing 3/31/2037, Strike Price USD 4.00, Expires 3/29/27, Counterparty: BNP Paribas	1	428,800	22,623
Pay 1-Day USD SOFR (Annually); Receive 4.01% (Annually): Interest Rate Swap Maturing 4/16/2037, Strike Price USD 4.01, Expires 4/14/27, Counterparty: Deutsche Bank	1	169,133	8,994
Pay 1-Day USD SOFR (Annually); Receive 4.05% (Annually): Interest Rate Swap Maturing 4/14/2037, Strike Price USD 4.05, Expires 4/12/27, Counterparty: Citibank	1	337,050	18,517
Pay 1-Day USD SOFR (Annually); Receive 4.34% (Annually): Interest Rate Swap Maturing 1/15/2037, Strike Price USD 4.34, Expires 1/13/27, Counterparty: Deutsche Bank	1	745,360	52,176
Pay 1-Day USD SOFR (Annually); Receive 4.35% (Annually): Interest Rate Swap Maturing 1/15/2037, Strike Price USD 4.35, Expires 1/13/27, Counterparty: Deutsche Bank	1	745,360	52,592
Number of Contracts		Notional Amount	Value
Call Swaptions - Over the Counter (Continued)
Pay 1-Day USD SOFR (At Maturity); Receive 3.74% (At Maturity): Interest Rate Swap Maturing 5/20/2026, Strike Price USD 3.74, Expires 5/16/25, Counterparty: Goldman Sachs	1	$43,628,000	$54,701
Pay 1-Day USD SOFR (At Maturity); Receive 3.74% (At Maturity): Interest Rate Swap Maturing 5/20/2026, Strike Price USD 3.74, Expires 5/16/25, Counterparty: Citibank	2	31,414,000	39,387
			414,725
Put Options - Over the Counter – 0.0%(f)
Canadian Dollar vs. U.S. Dollar, Strike Price CAD 1.34, Expires 7/24/25, Counterparty: Morgan Stanley	1	8,000	1,389
Chinese Yuan vs. U.S. Dollar, Strike Price CNH 7.05, Expires 6/23/25, Counterparty: Deutsche Bank	1	7,000	562
Czech Koruna vs. Euro, Strike Price CZK 24.50, Expires 6/06/25, Counterparty: Bank of America	1	9,000 (u)	513
Japanese Yen vs. U.S. Dollar, Strike Price JPY 140.00, Expires 5/15/25, Counterparty: Morgan Stanley	1	67,000	289
Japanese Yen vs. U.S. Dollar, Strike Price JPY 144.00, Expires 8/07/25, Counterparty: UBS	1	102,000	943
Japanese Yen vs. U.S. Dollar, Strike Price JPY 147.00, Expires 5/19/25, Counterparty: UBS	1	61,000	447
Japanese Yen vs. U.S. Dollar, Strike Price JPY 150.00, Expires 6/05/25, Counterparty: UBS	1	61,000	1,021
Mexican Peso vs. U.S. Dollar, Strike Price MXN 19.90, Expires 6/17/25, Counterparty: UBS	1	62,000	174
Norwegian Kroner vs. Euro, Strike Price NOK 11.55, Expires 5/08/25, Counterparty: Goldman Sachs	1	57,000 (u)	37
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Number of Contracts		Notional Amount	Value
Put Options - Over the Counter (Continued)
Singapore Dollar vs. U.S. Dollar, Strike Price SGD 1.33, Expires 5/09/25, Counterparty: Bank of America	1	$57,000	$874
South Korean Won vs. U.S. Dollar, Strike Price KRW 1,390.00, Expires 5/30/25, Counterparty: Bank of America	1	57,000	97
Turkish Lira vs. U.S. Dollar, Strike Price TRY 40.00, Expires 5/29/25, Counterparty: Goldman Sachs	1	15,500	287
U.S. Dollar vs. Australian Dollar, Strike Price USD 0.59, Expires 6/02/25, Counterparty: UBS	1	9,000 (v)	88
U.S. Dollar vs. Australian Dollar, Strike Price USD 0.62, Expires 6/13/25, Counterparty: Bank of America	1	60,000 (v)	198
U.S. Dollar vs. Euro, Strike Price USD 1.01, Expires 5/08/25, Counterparty: JPMorgan Chase	1	58,500 (u)	—
U.S. Dollar vs. Euro, Strike Price USD 1.02, Expires 7/15/25, Counterparty: Barclays	1	143,000 (u)	30
U.S. Dollar vs. Euro, Strike Price USD 1.04, Expires 5/08/25, Counterparty: UBS	1	117,000 (u)	—
U.S. Dollar vs. Euro, Strike Price USD 1.06, Expires 7/15/25, Counterparty: UBS	1	95,000 (u)	78
U.S. Dollar vs. Euro, Strike Price USD 1.09, Expires 7/14/25, Counterparty: Goldman Sachs	1	7,000 (u)	1,038
			8,065
Put Swaptions - Over the Counter – 0.0%(f)
Pay 3.66% (Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 4/07/2037, Strike Price USD 3.66, Expires 4/05/27, Counterparty: Bank of America	1	1,344,500	65,541
Number of Contracts		Notional Amount	Value
Put Swaptions - Over the Counter (Continued)
Pay 3.67% (Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 4/07/2037, Strike Price USD 3.67, Expires 4/05/27, Counterparty: Bank of America	1	$1,344,500	$65,270
Pay 3.93% (Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 3/31/2037, Strike Price USD 3.93, Expires 3/29/27, Counterparty: Morgan Stanley	1	1,257,000	48,426
Pay 4.00% (Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 3/31/2037, Strike Price USD 4.00, Expires 3/29/27, Counterparty: BNP Paribas	1	428,800	15,540
Pay 4.01% (Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 4/16/2037, Strike Price USD 4.01, Expires 4/14/27, Counterparty: Deutsche Bank	1	169,133	6,187
Pay 4.05% (Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 4/14/2037, Strike Price USD 4.05, Expires 4/12/27, Counterparty: Citibank	1	337,050	11,911
Pay 4.34% (Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 1/15/2037, Strike Price USD 4.34, Expires 1/13/27, Counterparty: Deutsche Bank	1	745,360	18,005
Pay 4.35% (Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 1/15/2037, Strike Price USD 4.35, Expires 1/13/27, Counterparty: Deutsche Bank	1	745,360	17,832
			248,712
Total Purchased Options (Premiums Paid 784,068)			840,019

Total Long Positions – 110.6% (Cost $980,667,368)	970,794,373
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Total Return Bond Fund

	Par(a)	Value
Short Positions – (1.3)%(w)
Mortgage-Backed Securities – (1.3)%
Uniform Mortgage-Backed Securities – (1.3)%
Pool,
3.00%, 5/01/39(j)	$(42,000)	$(39,872)
6.50%, 5/01/53(j)	(13,000)	(13,387)
4.50%, 6/01/53(j)	(12,385,000)	(11,839,290)
(11,892,549)
Total Mortgage-Backed Securities (Proceeds $11,911,198)		(11,892,549)
Total Short Positions – (1.3)% (Proceeds $11,911,198)		(11,892,549)
Total Written Options – (0.0)%(f) (Premiums Received $63,443)		(56,952)
Liabilities less Other Assets – (9.3)%(x)		(81,443,896)
NET ASSETS – 100.0%		$877,400,976
Percentages shown are based on Net Assets.

(a)	Par value is in USD unless otherwise indicated.
(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025, these securities had a total value of $50,484,465 or 5.75% of net assets.

(c)	Variable or floating rate security. Rate as of April 30, 2025 is disclosed.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of April 30, 2025 is disclosed.

(e)	Step coupon bond. Rate as of April 30, 2025 is disclosed.
(f)	Amount rounds to less than 0.05%.
(g)	Investment is valued using significant unobservable inputs (Level 3).
(h)	Security either partially or fully on loan. (See Note 6.)
(i)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(j)	When-issued security. Coupon rate was not yet in effect at April 30, 2025.
(k)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of April 30, 2025 is disclosed.
(l)	Perpetual bond. Maturity date represents next call date.
(m)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(n)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(o)	Security is an Interest Only Strip.
(p)	Maturity date represents the prerefunded date.
(q)	Century bond maturing in 2112.
(r)
Fair value of this security exceeds 25% of the Fund's Net Assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(s)	7-day current yield as of April 30, 2025 is disclosed.
(t)	Security purchased with the cash proceeds from securities loaned. (See Note 6.)
(u)	The notional amount is EUR.
(v)	The notional amount is AUD.
(w)	Securities sold short are not owned by the Fund.
(x)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures, swap and written options contracts.
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
*	Non-income producing security

Abbreviations:

1M	1 Month
3M	3 Month
5Y	5 Year
6M	6 Month
10Y	10 Year
12MTA	12 Month Treasury Average
30D	30 Day
AUD	Australian Dollar
BATS	Better Alternative Trading System
BRL	Brazilian Real
BZDIO	Brazil Interbank Rate
CAD	Canadian Dollar
CDX	Credit Default Swap Index
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
CNH	Chinese Yuan Renminbi
CNRR	China Fixing Repo Rate
COOVI	Columbian Overnight Index Average
COP	Colombian Peso
CORRA	Canadian Overnight Repo Rate Average
CZK	Czech Republic Koruna
EGP	Egyptian Pound
ETF	Exchange-Traded Fund
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
GMTN	Global Medium Term Note
GO	Government Obligation
IDR	Indonesian Rupiah
IO	Interest Only
JIBAR	Johannesburg Interbank Average Rate
JPY	Japanese Yen
KRW	South Korean Won
KSDA	Korea Securities Dealers Association
L.P.	Limited Partnership
LLC	Limited Liability Company
MIBOR	Mumbai Interbank Offered Rate
MXN	Mexican Peso
NOK	Norwegian Kroner
PCL	Public Company Limited
PEN	Peruvian Nuevo Sole
PLC	Public Limited Company
PLN	Polish Zloty
S&P	Standards & Poor's
SGD	Singapore Dollar
SOFR	United States Secured Overnight Financing Rate
TIIE	Tasa de Interés Interbancaria de Equilibrio
TONAR	Tokyo Overnight Average Rate
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
TRB	Tax Revenue Bonds
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
WIBOR	Warsaw Interbank Offered Rate
ZAR	South African Rand

Futures Contracts outstanding at April 30, 2025: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bobl	1	6/06/2025	EUR	135,523	$(11)
10-Year U.S. Treasury Note	51	6/18/2025	USD	5,723,156	52,150
U.S. Treasury Long Bond	49	6/18/2025	USD	5,714,625	3,541
Ultra U.S. Treasury Bond	60	6/18/2025	USD	7,261,875	75,629
2-Year U.S. Treasury Note	121	6/30/2025	USD	25,185,961	106,525
5-Year U.S. Treasury Note	355	6/30/2025	USD	38,764,336	281,622
Total Long Contracts					$519,456
Short Contracts
30-Year Euro-Buxl	(6)	6/06/2025	EUR	843,520	$(26,482)
Ultra 10-Year U.S. Treasury Note	(134)	6/18/2025	USD	15,374,406	(194,360)
10-Year Canadian Government Bond	(28)	6/19/2025	CAD	2,511,592	16,347
E-Mini S&P 500	(3)	6/20/2025	USD	838,050	(56,092)
Total Short Contracts					$(260,587)
					$258,869

Forward Foreign Currency Exchange Contracts outstanding at April 30, 2025:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

6/18/25	British Pounds	634,000	U.S. Dollars	820,034	HSBC	$25,060
6/18/25	Brazilian Reals	3,510,658	U.S. Dollars	591,000	UBS	20,151
6/18/25	Euro	250,000	U.S. Dollars	277,335	State Street	6,774
6/18/25	U.S. Dollars	316,921	Japanese Yen	44,169,000	RBS	6,263
5/28/25	Mexican Pesos	3,880,918	U.S. Dollars	193,208	UBS	3,913
5/05/25	Brazilian Reals	862,717	U.S. Dollars	149,000	Goldman Sachs	2,817
6/23/25	Egyptian Pounds	1,758,400	U.S. Dollars	31,803	Citibank	1,884
5/14/25	South African Rand	452,304	U.S. Dollars	22,838	UBS	1,451
5/05/25	Brazilian Reals	394,665	U.S. Dollars	68,000	Citibank	1,451
5/28/25	Indian Rupees	3,655,516	U.S. Dollars	42,000	BNP Paribas	1,116
5/28/25	British Pounds	111,000	U.S. Dollars	146,848	RBS	1,096
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at April 30, 2025: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
5/14/25	U.S. Dollars	45,790	South African Rand	833,164	UBS	$1,050
5/28/25	Indonesian Rupiahs	1,027,972,000	U.S. Dollars	61,000	Barclays	1,028
5/28/25	Colombian Pesos	161,970,785	British Pounds	28,000	BNP Paribas	847
5/28/25	Malaysian Ringgit	180,285	U.S. Dollars	41,000	Barclays	826
5/27/25	Turkish Lira	881,942	U.S. Dollars	21,414	State Street	754
5/14/25	U.S. Dollars	37,646	South African Rand	689,667	Nomura	612
5/27/25	Egyptian Pounds	1,112,769	U.S. Dollars	21,000	Barclays	570
5/28/25	Chinese Offshore Yuan	960,891	U.S. Dollars	132,000	Bank of America	497
6/18/25	U.S. Dollars	52,238	Japanese Yen	7,357,000	Bank of America	493
5/23/25	Peruvian Nuevo Soles	108,199	U.S. Dollars	29,000	Deutsche Bank	484
5/07/25	Turkish Lira	5,054,877	U.S. Dollars	129,733	Barclays	476
5/28/25	Canadian Dollars	94,225	U.S. Dollars	68,000	Toronto-Dominion Bank	450
5/28/25	South African Rand	641,979	U.S. Dollars	34,000	Barclays	435
5/28/25	Indonesian Rupiahs	487,432,000	U.S. Dollars	29,000	Citibank	412
5/14/25	U.S. Dollars	92,247	Euro	81,022	Bank of America	381
5/05/25	Turkish Lira	780,000	U.S. Dollars	19,813	Barclays	328
5/28/25	Norwegian Kroner	200,936	U.S. Dollars	19,000	JPMorgan Chase	315
5/28/25	Australian Dollars	72,500	U.S. Dollars	46,205	Barclays	249
6/02/25	Turkish Lira	384,641	U.S. Dollars	9,353	Barclays	246
7/22/25	U.S. Dollars	187,488	Czech Republic Koruna	4,116,470	HSBC	209
6/03/25	Brazilian Reals	696,772	U.S. Dollars	121,500	Goldman Sachs	201
5/27/25	Turkish Lira	661,800	U.S. Dollars	16,458	Barclays	177
5/28/25	U.S. Dollars	32,134	Euro	28,195	Toronto-Dominion Bank	138
5/07/25	U.S. Dollars	146,001	Turkish Lira	5,662,664	HSBC	136
7/22/25	U.S. Dollars	106,432	Czech Republic Koruna	2,337,425	Toronto-Dominion Bank	90
5/28/25	Mexican Pesos	572,605	U.S. Dollars	29,000	Barclays	84
5/07/25	Turkish Lira	424,053	U.S. Dollars	10,841	UBS	83
5/07/25	U.S. Dollars	62,585	Turkish Lira	2,427,232	UBS	61
10/24/25	U.S. Dollars	19,000	Turkish Lira	892,383	Barclays	38
5/28/25	Norwegian Kroner	197,973	U.S. Dollars	19,000	Goldman Sachs	30
6/06/25	U.S. Dollars	41,639	Mexican Pesos	820,486	HSBC	17
7/16/25	U.S. Dollars	17,053	Euro	14,973	Morgan Stanley	6
7/16/25	U.S. Dollars	7,234	Euro	6,351	HSBC	4
Total Unrealized Appreciation						$83,703

See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at April 30, 2025: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
5/07/25	U.S. Dollars	15,700	Turkish Lira	609,684	Barclays	$(5)
7/11/25	U.S. Dollars	81,385	Polish Zloty	308,215	RBS	(6)
5/13/25	Turkish Lira	1,171,418	U.S. Dollars	29,964	UBS	(9)
5/28/25	Chilean Pesos	17,981,600	U.S. Dollars	19,000	Barclays	(14)
5/28/25	Australian Dollars	45,000	U.S. Dollars	28,851	Goldman Sachs	(18)
9/03/25	U.S. Dollars	17,482	Turkish Lira	780,000	Barclays	(46)
5/28/25	Polish Zloty	75,470	U.S. Dollars	20,000	Barclays	(51)
5/28/25	U.S. Dollars	4,000	Indian Rupees	343,608	Bank of America	(53)
5/28/25	U.S. Dollars	27,932	British Pounds	21,000	Goldman Sachs	(58)
8/04/25	U.S. Dollars	47,327	Peruvian Nuevo Soles	174,250	Citibank	(60)
5/28/25	Japanese Yen	4,124,201	U.S. Dollars	29,000	Barclays	(61)
6/03/25	Brazilian Reals	108,303	U.S. Dollars	19,000	Barclays	(83)
6/18/25	U.S. Dollars	2,640	Japanese Yen	388,000	Toronto-Dominion Bank	(89)
5/07/25	Turkish Lira	1,072,667	U.S. Dollars	27,728	Barclays	(97)
5/28/25	U.S. Dollars	42,022	Indonesian Rupiahs	698,110,524	Bank of America	(102)
5/28/25	Thai Baht	296,595	U.S. Dollars	9,000	Citibank	(102)
5/28/25	Thai Baht	1,595,760	U.S. Dollars	48,000	Standard Chartered Bank	(127)
5/05/25	Brazilian Reals	118,608	U.S. Dollars	21,000	HSBC	(128)
5/28/25	U.S. Dollars	29,000	Peruvian Nuevo Soles	106,937	Citibank	(141)
5/28/25	Polish Zloty	139,428	U.S. Dollars	37,000	UBS	(144)
5/28/25	U.S. Dollars	29,295	Australian Dollars	46,000	Citibank	(179)
5/28/25	Czech Republic Koruna	2,240,893	U.S. Dollars	102,000	Citibank	(201)
6/18/25	Indonesian Rupiahs	1,715,949,628	U.S. Dollars	103,698	HSBC	(226)
12/22/25	Egyptian Pounds	1,685,300	U.S. Dollars	30,052	Citibank	(247)
5/28/25	U.S. Dollars	48,000	Singapore Dollars	62,936	Barclays	(265)
5/05/25	U.S. Dollars	121,500	Brazilian Reals	691,942	Goldman Sachs	(265)
9/04/25	Nigerian Naira	13,170,300	U.S. Dollars	7,982	Morgan Stanley	(303)
5/28/25	U.S. Dollars	19,000	Chilean Pesos	18,281,800	Citibank	(303)
6/06/25	U.S. Dollars	5,016	Mexican Pesos	106,528	State Street	(388)
7/31/25	U.S. Dollars	20,000	Turkish Lira	877,800	Barclays	(441)
5/28/25	Euro	32,000	U.S. Dollars	36,783	Barclays	(468)
5/28/25	U.S. Dollars	76,835	British Pounds	58,000	Barclays	(469)
5/16/25	U.S. Dollars	57,000	Taiwan Dollars	1,835,400	Standard Chartered Bank	(506)
5/28/25	U.S. Dollars	68,000	Canadian Dollars	94,339	State Street	(532)
5/14/25	U.S. Dollars	310,641	South African Rand	5,795,486	UBS	(571)
5/28/25	U.S. Dollars	47,320	South African Rand	892,916	State Street	(574)
5/05/25	U.S. Dollars	31,000	Brazilian Reals	179,955	Citibank	(668)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at April 30, 2025: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
6/18/25	U.S. Dollars	33,767	Japanese Yen	4,904,000	Standard Chartered Bank	$(725)
5/28/25	U.S. Dollars	29,144	Chilean Pesos	28,337,930	Goldman Sachs	(777)
6/06/25	U.S. Dollars	31,192	Mexican Pesos	632,591	Morgan Stanley	(898)
5/28/25	Euro	179,100	U.S. Dollars	204,279	BNP Paribas	(1,031)
9/04/25	Nigerian Naira	25,441,348	U.S. Dollars	16,021	Citibank	(1,186)
5/28/25	U.S. Dollars	71,500	Colombian Pesos	310,488,750	Morgan Stanley	(1,663)
5/14/25	U.S. Dollars	20,697	Euro	19,813	Standard Chartered Bank	(1,768)
5/05/25	U.S. Dollars	85,500	Brazilian Reals	502,496	Barclays	(2,928)
5/16/25	U.S. Dollars	234,861	Colombian Pesos	1,025,725,894	Citibank	(7,286)
7/11/25	U.S. Dollars	367,679	Polish Zloty	1,429,387	Toronto-Dominion Bank	(9,785)
6/18/25	U.S. Dollars	397,996	Japanese Yen	58,530,000	State Street	(13,670)
6/18/25	U.S. Dollars	843,030	British Pounds	644,000	BNY Mellon	(15,393)
6/18/25	U.S. Dollars	537,594	British Pounds	417,000	State Street	(18,249)
6/18/25	U.S. Dollars	635,700	Japanese Yen	93,076,000	BNY Mellon	(18,942)
6/18/25	U.S. Dollars	1,078,005	Brazilian Reals	6,403,566	UBS	(36,757)
6/18/25	U.S. Dollars	1,747,166	British Pounds	1,351,100	RBS	(53,788)
6/18/25	U.S. Dollars	4,884,888	Euro	4,470,817	State Street	(195,912)
Total Unrealized Depreciation						$(388,758)
Net Unrealized Depreciation						$(305,055)

Written Put Option Contracts outstanding at April 30, 2025: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
2-Year U.S. Treasury Note Future	1	USD	208,148	103.25	5/23/2025	$(31)
Total Written Put Options Contracts (Premiums Received $545)						$(31)

Written Call Option Contracts outstanding at April 30, 2025: Over the Counter

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
2Y-10Y SOFR CAP	Goldman Sachs	1	USD	92,240,000	USD	0.80	8/19/2025	$(39,091)
Chilean Peso vs. U.S. Dollar	Bank of America	1	USD	42,000	CLP	950.00	5/23/2025	(534)
Japanese Yen vs. U.S. Dollar	Morgan Stanley	1	USD	67,000	JPY	148.00	6/16/2025	(217)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Call Option Contracts outstanding at April 30, 2025: Over the Counter (continued)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Mexican Peso vs. U.S. Dollar	Citibank	1	USD	41,000	MXN	22.00	5/29/2025	$(13)
Norwegian Kroner vs. Euro	Goldman Sachs	1	EUR	57,000	NOK	12.00	5/08/2025	(87)
Norwegian Kroner vs. U.S. Dollar	Goldman Sachs	1	USD	19,000	NOK	10.80	5/13/2025	(23)
Polish Zloty vs. U.S. Dollar	Bank of America	1	USD	29,000	PLN	4.00	6/20/2025	(115)
Turkish Lira vs. U.S. Dollar	Goldman Sachs	1	USD	8,000	TRY	48.00	5/29/2025	(7)
U.S. Dollar vs. Australian Dollar	Bank of America	1	AUD	81,000	USD	0.64	5/28/2025	(779)
U.S. Dollar vs. Euro	BNP Paribas	1	EUR	192,000	USD	1.10	5/05/2025	(6,346)
U.S. Dollar vs. Euro	JPMorgan Chase	1	EUR	33,000	USD	1.15	5/14/2025	(112)
U.S. Dollar vs. Euro	BNP Paribas	1	EUR	46,000	USD	1.12	6/05/2025	(1,001)
Total Written OTC Call Options Contracts (Premiums Received $16,734)								$(48,325)

Written Put Option Contracts outstanding at April 30, 2025: Over the Counter

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Brazilian Real vs. U.S. Dollar	Morgan Stanley	1	USD	62,000	BRL	5.75	5/29/2025	$(1,173)
Chilean Peso vs. U.S. Dollar	Citibank	1	USD	62,000	CLP	930.00	5/29/2025	(489)
Mexican Peso vs. U.S. Dollar	BNP Paribas	1	USD	57,000	MXN	20.00	5/12/2025	(1,211)
Mexican Peso vs. U.S. Dollar	UBS	1	USD	31,000	MXN	20.10	5/28/2025	(853)
Norwegian Kroner vs. U.S. Dollar	Goldman Sachs	1	USD	19,000	NOK	10.50	5/13/2025	(291)
Polish Zloty vs. U.S. Dollar	Bank of America	1	USD	57,000	PLN	3.60	5/23/2025	(51)
Turkish Lira vs. U.S. Dollar	Goldman Sachs	1	USD	31,000	TRY	39.50	5/16/2025	(420)
U.S. Dollar vs. Australian Dollar	Bank of America	1	AUD	60,000	USD	0.60	6/13/2025	(58)
U.S. Dollar vs. Euro	UBS	1	EUR	117,000	USD	1.01	5/08/2025	—
U.S. Dollar vs. Euro	UBS	1	EUR	143,000	USD	1.02	7/15/2025	(30)
Total Written OTC Put Options Contracts (Premiums Received $4,391)								$(4,576)

See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Call Interest Rate Swaption Contracts outstanding at April 30, 2025: Over the Counter

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount	Value
Interest Rate Swap Maturing 5/20/2026	2.94% (At Maturity)	1-Day USD SOFR (At Maturity)	Citibank	5/16/2025	2.94%	31,414,000	$(289)
Interest Rate Swap Maturing 5/20/2026	2.94% (At Maturity)	1-Day USD SOFR (At Maturity)	Goldman Sachs	5/16/2025	2.94	43,628,000	(401)
Interest Rate Swap Maturing 6/30/2030	3.70% (Annually)	6M CZK PRIBOR (Semi-Annually)	Morgan Stanley	6/26/2025	3.70	1,617,000	(1,572)
Interest Rate Swap Maturing 7/30/2030	3.30% (Annually)	1-Day USD SOFR (Annually)	Goldman Sachs	7/28/2025	3.30	170,000	(1,758)
Total Written OTC Call Swaptions Contracts (Premiums Received $41,773)							$(4,020)

Interest Rate Swap Contracts outstanding at April 30, 2025: Centrally Cleared

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
5.14% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	12/20/2025	PLN	456,000	$301	$—	$301
9.31% (Monthly)	1-Day MXN TIIE Funding Rate (Monthly)	1/09/2026	MXN	765,000	(372)	—	(372)
1-Day MXN TIIE Funding Rate (Monthly)	8.47% (Monthly)	2/25/2026	MXN	4,569,000	1,150	—	1,150
8.14% (Quarterly)	3M ZAR JIBAR (Quarterly)	5/07/2026	ZAR	2,807,000	(1,427)	—	(1,427)
1-Day USD SOFR (At Maturity)	3.78% (At Maturity)	5/16/2026	USD	29,386,000	26,538	—	26,538
1-Day USD SOFR (At Maturity)	3.80% (At Maturity)	5/16/2026	USD	7,578,000	8,106	—	8,106
1-Day USD SOFR (At Maturity)	3.90% (At Maturity)	5/16/2026	USD	5,815,000	11,922	—	11,922
3.79% (At Maturity)	1-Day USD SOFR (At Maturity)	5/16/2026	USD	7,578,000	(7,639)	—	(7,639)
3.81% (At Maturity)	1-Day USD SOFR (At Maturity)	5/16/2026	USD	5,815,000	(7,019)	3,770	(10,789)
7.97% (Quarterly)	3M ZAR JIBAR (Quarterly)	6/06/2026	ZAR	1,979,000	(867)	—	(867)
5.16% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	9/19/2026	PLN	574,594	(1,352)	—	(1,352)
1.00% (At Maturity)	1-Day JPY TONAR (At Maturity)	3/12/2027	JPY	538,261,739	(11,016)	—	(11,016)
1.02% (At Maturity)	1-Day JPY TONAR (At Maturity)	3/12/2027	JPY	1,220,293,188	(26,743)	—	(26,743)
1.03% (At Maturity)	1-Day JPY TONAR (At Maturity)	3/12/2027	JPY	1,317,226,437	(29,599)	—	(29,599)
5.13% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	3/19/2027	PLN	334,125	(1,387)	—	(1,387)
5.14% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	3/19/2027	PLN	556,875	(2,348)	—	(2,348)
6M HUF BUBOR (Semi-Annually)	6.50% (Annually)	3/19/2027	HUF	31,995,000	864	—	864
0.68% (At Maturity)	1-Day JPY TONAR (At Maturity)	4/21/2027	JPY	482,733,887	922	—	922
0.69% (At Maturity)	1-Day JPY TONAR (At Maturity)	4/21/2027	JPY	488,377,358	865	—	865
6M HUF BUBOR (Semi-Annually)	5.76% (Annually)	9/17/2027	HUF	27,683,000	133	—	133
1-Day MXN TIIE Funding Rate (Monthly)	8.08% (Monthly)	3/07/2028	MXN	2,444,000	1,724	—	1,724
7-Day CNY CNRR (Quarterly)	1.58% (Quarterly)	3/19/2028	CNY	897,000	591	—	591
3M KRW KSDA (Quarterly)	2.29% (Quarterly)	9/17/2028	KRW	142,700,000	381	—	381
8.97% (Monthly)	1-Day MXN TIIE Funding Rate (Monthly)	12/14/2029	MXN	813,000	(2,132)	—	(2,132)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Interest Rate Swap Contracts outstanding at April 30, 2025: Centrally Cleared (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day INR MIBOR (Semi-Annually)	6.00% (Semi-Annually)	3/19/2030	INR	10,468,500	$2,039	$—	$2,039
6M HUF BUBOR (Semi-Annually)	6.55% (Annually)	3/19/2030	HUF	4,557,500	356	—	356
6M PLN WIBOR (Semi-Annually)	4.88% (Annually)	3/19/2030	PLN	187,032	1,881	—	1,881
6M PLN WIBOR (Semi-Annually)	4.91% (Annually)	3/19/2030	PLN	139,000	1,434	—	1,434
7.94% (Quarterly)	3M ZAR JIBAR (Quarterly)	3/19/2030	ZAR	2,438,000	(2,575)	—	(2,575)
9.45% (Monthly)	1-Day MXN TIIE Funding Rate (Monthly)	1/03/2035	MXN	1,716,000	(7,830)	—	(7,830)
6.07% (Semi-Annually)	1-Day INR MIBOR (Semi-Annually)	3/19/2035	INR	1,211,000	(341)	—	(341)
2.49% (Semi-Annually)	6M EUR EURIBOR (Semi-Annually)	2/19/2054	EUR	793,980	(8,907)	—	(8,907)
2.51% (Semi-Annually)	6M EUR EURIBOR (Semi-Annually)	2/20/2054	EUR	1,547,980	(24,404)	—	(24,404)
2.51% (Semi-Annually)	6M EUR EURIBOR (Semi-Annually)	3/01/2054	EUR	395,000	(6,655)	—	(6,655)
2.46% (Semi-Annually)	6M EUR EURIBOR (Semi-Annually)	3/22/2054	EUR	166,000	(808)	—	(808)
2.54% (Semi-Annually)	6M EUR EURIBOR (Semi-Annually)	4/22/2054	EUR	402,000	(10,063)	(806)	(9,257)
2.44% (Semi-Annually)	6M EUR EURIBOR (Semi-Annually)	6/19/2054	EUR	158,000	(2,149)	—	(2,149)
2.41% (Semi-Annually)	6M EUR EURIBOR (Semi-Annually)	6/20/2054	EUR	158,000	(885)	—	(885)
6M EUR EURIBOR (Semi-Annually)	2.44% (Annually)	6/24/2054	EUR	108,000	1,550	—	1,550
2.26% (Semi-Annually)	6M EUR EURIBOR (Semi-Annually)	10/22/2054	EUR	270,000	7,485	—	7,485
6M EUR EURIBOR (Semi-Annually)	2.18% (Annually)	11/07/2054	EUR	155,000	(9,706)	—	(9,706)
Total					$(97,982)	$2,964	$(100,946)

Interest Rate Swap Contracts outstanding at April 30, 2025: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
9.73% (At Maturity)	1-Day COP COOVI (At Maturity)	Morgan Stanley	5/10/2025	COP	298,119,010	$290	$—	$290
9.81% (At Maturity)	1-Day COP COOVI (At Maturity)	JPMorgan Chase	5/10/2025	COP	445,640,990	348	—	348
1-Day BRL BZDIO (At Maturity)	10.81% (At Maturity)	BNP Paribas	7/01/2025	BRL	867,000	(2,056)	—	(2,056)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Interest Rate Swap Contracts outstanding at April 30, 2025: Over the Counter (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day BRL BZDIO (At Maturity)	10.98% (At Maturity)	BNP Paribas	7/01/2025	BRL	544,000	$(1,132)	$—	$(1,132)
8.62% (At Maturity)	1-Day COP COOVI (At Maturity)	JPMorgan Chase	11/05/2025	COP	781,128,000	1,087	—	1,087
10.97% (At Maturity)	1-Day BRL BZDIO (At Maturity)	Barclays	1/04/2027	BRL	937,000	8,774	—	8,774
11.57% (At Maturity)	1-Day BRL BZDIO (At Maturity)	BNP Paribas	1/04/2027	BRL	415,000	2,790	—	2,790
15.41% (At Maturity)	1-Day BRL BZDIO (At Maturity)	Citibank	1/04/2027	BRL	485,900	(2,741)	—	(2,741)
1-Day BRL BZDIO (At Maturity)	9.79% (At Maturity)	BNP Paribas	1/04/2027	BRL	837,000	(13,121)	—	(13,121)
1-Day BRL BZDIO (At Maturity)	13.09% (At Maturity)	Bank of America	1/04/2027	BRL	807,373	(1,482)	—	(1,482)
1-Day BRL BZDIO (At Maturity)	14.55% (At Maturity)	Bank of America	1/04/2027	BRL	354,000	687	—	687
1-Day BRL BZDIO (At Maturity)	14.11% (At Maturity)	Goldman Sachs	1/04/2027	BRL	339,000	206	—	206
1-Day BRL BZDIO (At Maturity)	10.32% (At Maturity)	Bank of America	1/04/2027	BRL	11,480	(143)	—	(143)
1-Day COP COOVI (Quarterly)	7.77% (Quarterly)	Goldman Sachs	9/17/2027	COP	361,100,000	(308)	—	(308)
1-Day BRL BZDIO (At Maturity)	13.02% (At Maturity)	Barclays	1/02/2029	BRL	387,000	(985)	—	(985)
1-Day BRL BZDIO (At Maturity)	13.15% (At Maturity)	Goldman Sachs	1/02/2029	BRL	287,500	(453)	—	(453)
8.73% (Quarterly)	1-Day COP COOVI (Quarterly)	Morgan Stanley	1/14/2030	COP	129,643,889	(524)	—	(524)
8.78% (Quarterly)	1-Day COP COOVI (Quarterly)	Morgan Stanley	1/14/2030	COP	44,637,233	(199)	—	(199)
8.64% (Quarterly)	1-Day COP COOVI (Quarterly)	Morgan Stanley	4/04/2030	COP	217,400,000	(673)	—	(673)
8.34% (Quarterly)	1-Day COP COOVI (Quarterly)	Morgan Stanley	9/17/2030	COP	271,733,795	(60)	—	(60)
Total						$(9,695)	$—	$(9,695)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Credit Default Swap Contracts outstanding - Buy Protection as of April 30, 2025:
Centrally Cleared
Reference Obligation	Fixed Deal Pay Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit iTraxx Europe Crossover Index Series 43 (Pay Quarterly)	5.00%	6/20/2030	EUR	147,000	$(11,708)	$(9,597)	$(2,111)
Total					$(11,708)	$(9,597)	$(2,111)

Credit Default Swap Contracts outstanding - Sell Protection as of April 30, 2025: Centrally Cleared

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index Series 44 (Pay Quarterly)	4.16%	5.00%	6/20/2030	USD	14,824,232	$599,823	$725,417	$(125,594)
Total						$599,823	$725,417	$(125,594)

Credit Default Swap Contracts outstanding - Buy Protection at April 30, 2025: Over the Counter

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
American Electric Power, 3.20%, Due: 11/13/2027 (Pay Quarterly)	1.00%	12/20/2029	Bank of America	USD	703,000	$(20,195)	$(18,144)	$(2,051)
American Express Co., 4.05%, Due: 5/03/2029 (Pay Quarterly)	1.00%	12/20/2029	Goldman Sachs	USD	360,000	(9,420)	(9,482)	62
Dominion Energy, Inc., 4.25%, Due: 6/01/2028 (Pay Quarterly)	1.00%	12/20/2029	Goldman Sachs	USD	346,000	(9,335)	(8,649)	(686)
Federal Republic of Brazil, 4.25%, Due: 1/07/2025 (Pay Quarterly)	1.00%	6/20/2030	Morgan Stanley	USD	226,000	8,003	9,574	(1,571)
Republic of Turkiye, 11.88%, Due: 1/15/2030 (Pay Quarterly)	1.00%	6/20/2030	Goldman Sachs	USD	98,000	10,853	7,588	3,265
Republic of Turkiye, 11.88%, Due: 1/15/2030 (Pay Quarterly)	1.00%	6/20/2030	Bank of America	USD	18,145	2,010	1,883	127
United Mexican States, 4.15%, Due: 3/28/2027 (Pay Quarterly)	1.00%	6/20/2030	BNP Paribas	USD	59,000	1,013	1,463	(450)
United Mexican States, 4.15%, Due: 3/28/2027 (Pay Quarterly)	1.00%	6/20/2030	Barclays	USD	55,000	944	871	73
United Mexican States, 4.15%, Due: 3/28/2027 (Pay Quarterly)	1.00%	6/20/2030	Citibank	USD	46,000	790	1,124	(334)
Total						$(15,337)	$(13,772)	$(1,565)

See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Credit Default Swap Contracts outstanding - Sell Protection at April 30, 2025: Over the Counter

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
PacifiCorp, 3.30%, Due: 3/15/2051 (Pay Quarterly)	0.31%	0.13%	09/29/2027	JPMorgan Chase	USD	142,500	$(576)	$(50)	$(526)
Total							$(576)	$(50)	$(526)

Inflation Swap Contracts outstanding at April 30, 2025: Centrally Cleared

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.69% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2028	USD	652,500	$3,312	$78	$3,234
2.69% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2028	USD	317,500	1,671	47	1,624
2.83% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2028	USD	1,313,000	(2,796)	—	(2,796)
2.83% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2028	USD	907,000	(1,851)	—	(1,851)
2.84% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2028	USD	657,000	(1,457)	—	(1,457)
2.84% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2028	USD	657,000	(1,441)	—	(1,441)
2.87% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2028	USD	1,313,000	(5,178)	—	(5,178)
2.53% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2029	USD	187,500	726	(35)	761
2.54% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2029	USD	522,500	1,897	(79)	1,976
2.64% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2029	USD	525,000	(1,865)	—	(1,865)
2.65% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2029	USD	700,856	(1,260)	—	(1,260)
2.67% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2029	USD	687,000	(1,955)	—	(1,955)
2.69% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2029	USD	1,051,000	(3,912)	—	(3,912)
2.69% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2029	USD	525,000	(1,890)	—	(1,890)
2.72% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2029	USD	1,051,000	(5,758)	—	(5,758)
3.01% (At Maturity)	1-Day UK Retail Price Index (At Maturity)	4/15/2055	GBP	253,440	(1,616)	(3)	(1,613)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Inflation Swap Contracts outstanding at April 30, 2025: Centrally Cleared (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day U.S. Consumer Price Index (At Maturity)	2.33% (At Maturity)	4/28/2055	USD	352,300	$1,914	$—	$1,914
Total					$(21,459)	$8	$(21,467)

Total Return Swap Contracts outstanding as of April 30, 2025: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.00% (Quarterly)	Goldman Sachs Intraday Delta Replication VX Series 5 Excess Return Strategy	05/06/2025	Goldman Sachs	USD	1,840,383	$(50,660)	$—	$(50,660)
Total						$(50,660)	$—	$(50,660)
Valuation Hierarchy
The following is a summary of the inputs used, as of April 30, 2025, in valuing the Fund's investments carried at fair value:
Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$14,641,247	$—	$14,641,247
Common Stocks	2,185,466	—	11,340	2,196,806
Convertible Bonds	—	212,852	—	212,852
Convertible Preferred Stocks	49,104	—	—	49,104
Corporate Bonds	—	86,476,155	—	86,476,155
Foreign Government Inflation-Linked Bonds	—	15,855	—	15,855
Foreign Issuer Bonds	—	24,787,307	209,624	24,996,931
Mortgage-Backed Securities	—	184,580,631	—	184,580,631
Municipal Bonds	—	2,283,308	—	2,283,308
Term Loans	—	22,718	—	22,718
U.S. Government Obligations	—	75,387,614	—	75,387,614
Investment Companies	532,029,716	—	—	532,029,716
Short-Term Investments	43,582,515	3,478,902	—	47,061,417
Purchased Options	—	840,019	—	840,019
Total Assets – Investments at value	$577,846,801	$392,726,608	$220,964	$970,794,373
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Liabilities:
Mortgage-Backed Securities	$—	$(11,892,549)	$—	$(11,892,549)
Total Liabilities – Investments at value	$—	$(11,892,549)	$—	$(11,892,549)
Net Investments	$577,846,801	$380,834,059	$220,964	$958,901,824

Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$535,814	$—	$—	$535,814
Forward Foreign Currency Exchange Contracts	—	83,703	—	83,703
Swap Contracts	—	95,460	—	95,460
Total Assets - Derivative Financial Instruments	$535,814	$179,163	$—	$714,977
Liabilities:
Futures Contracts	$(276,945)	$—	$—	$(276,945)
Forward Foreign Currency Exchange Contracts	—	(388,758)	—	(388,758)
Written Options	(31)	(56,921)	—	(56,952)
Swap Contracts	—	(408,024)	—	(408,024)
Total Liabilities - Derivative Financial Instruments	$(276,976)	$(853,703)	$—	$(1,130,679)
Net Derivative Financial Instruments	$258,838	$(674,540)	$—	$(415,702)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments
Morningstar Municipal Bond Fund

	Par	Value
Municipal Bonds – 87.4%
Alabama – 2.0%
Birmingham Jefferson Civic Center Authority Special Tax Bonds, Series A, 5.00%, 7/01/48	$250,000	$251,038
Black Belt Energy Gas District Gas Project Revenue Bonds, Series C, 5.50%, 6/01/32(a)(b)(c)	1,250,000	1,336,225
Black Belt Energy Gas District Gas Project Revenue Bonds, Series C-1, 5.25%, 6/01/29(a)(b)(c)	1,030,000	1,076,682
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, 4.00%, 12/01/31(a)(b)(c)	500,000	490,446
Black Belt Energy Gas District Project Variable Revenue Bonds, Series B-2, (SIFMA Municipal Swap Index Yield + 0.65%), 3.43%, 10/01/27(a)(c)	250,000	242,375
Southeast Alabama State Gas Supply District Revenue Refunding Bonds, Series 2024-B, Project No. 2, 5.00%, 5/01/32(a)(b)(c)	350,000	365,951
Southeast Energy Authority Commodity Supply Revenue Bonds, Series B, Project No. 6, 5.00%, 6/01/30	475,000	495,211
Southeast Energy Authority Commodity Supply Revenue Bonds, Series B-1, Project No. 4, 5.00%, 8/01/28(a)(b)(c)	150,000	154,071
Southeast Energy Authority Cooperative District Energy Supply Revenue Bonds, Series A,
5.00%, 6/01/30	175,000	182,647
5.00%, 6/01/31	325,000	341,170

Tuscaloosa County IDA Gulf Opportunity Zone Revenue Refunding Bonds, Series A, Hunt Refining Project, 5.25%, 5/01/44(d)	260,000	253,478
	Par	Value
Alabama (Continued)

University of South Alabama University Revenue Bonds (BAM Insured), 5.00%, 4/01/27	$375,000	$386,762
University of West Alabama University Revenue Refunding Bonds (AGM Insured), 5.00%, 1/01/27	505,000	515,705
		6,091,761
Alaska – 0.2%
Alaska State Municipal Bond Bank Authority Revenue Bonds, Series 2 (AMT), 5.00%, 12/01/29	590,000	618,959
Arizona – 0.8%
Arizona State IDA Education Revenue Bonds, Series B, Jerome Facilities Project, Social Bonds, 4.00%, 7/01/51	175,000	146,168
Arizona State IDA National Charter School Revolving Loan Fund Sustainable Revenue Bonds, Equitable School, 5.25%, 11/01/53	1,000,000	1,007,109
Chandler IDA Variable Revenue Bonds, Intel Corp. Project (AMT), 4.00%, 6/01/29(a)(b)(c)	500,000	497,215
Maricopa County IDA Revenue Bonds, Series A, Banner Health, 4.00%, 1/01/41	250,000	228,209
Pima County IDA Education Revenue Facility Revenue Bonds, Paideia Academies Project, 6.13%, 7/01/45(d)	240,000	240,007
Yuma Arizona IDA Hospital Revenue Refunding Bonds, Yuma Regional Medical Center (AGC Insured), 4.00%, 8/01/49	350,000	328,813
		2,447,521
Arkansas – 0.1%
Springdale Sales & Use Revenue Bonds, Series B (BAM Insured),
5.00%, 8/01/28	125,000	132,101
5.00%, 8/01/29	120,000	128,366

Springdale Water & Sewer Revenue Bonds, 5.00%, 9/01/30	150,000	163,295
		423,762
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
California – 5.5%
California Community Choice Financing Authority Sustainable Revenue Bonds, Clean Energy Project, 5.00%, 8/01/33(a)(b)(c)	$150,000	$160,474
California Community Choice Financing Authority Sustainable Revenue Bonds, Series B-1, Clean Energy Project, 4.00%, 8/01/31(a)(b)(c)	500,000	494,326
California Community Choice Financing Authority Variable Revenue Bonds, Clean Energy Project, Green Bonds, 5.00%, 10/01/30	450,000	466,642
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2, Class A, 4.00%, 3/20/33	216,646	213,784
California PFA Revenue Refunding Bonds, Henry Mayo Newhall Hospital, 5.00%, 10/15/47	580,000	556,072
California State GO Unlimited Refunding Bonds, 4.00%, 8/01/38	300,000	295,010
California State Health Facilities Financing Authority Revenue Bonds, Episcopal Communities & Services, 5.00%, 11/15/30	200,000	212,154
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Los Angeles County Museum of Natural History Foundation, 3.00%, 7/01/50	1,250,000	882,052
California State Municipal Finance Authority Refunding COPS, Series A, Palomar Health (AGM Insured), 5.25%, 11/01/52	110,000	111,107
California State Municipal Finance Authority Revenue Bonds, Charter School John Adams Academies-Lincoln Project, 5.00%, 10/01/57(d)	330,000	291,286
	Par	Value
California (Continued)
California State Municipal Finance Authority Senior Living Revenue Refunding Bonds, Mt. San Antonio Gardens Project, 5.00%, 11/15/39	$450,000	$445,046
California State Municipal Finance Authority Student Housing Revenue Bonds, Series A-P3, Claremont Colleges Project, 5.00%, 7/01/30(d)	320,000	317,854
California State School Finance Authority Charter Revenue Bonds, Fortune School of Education, 5.13%, 6/01/59(d)	250,000	228,354
California State School Finance Authority Charter School Revenue Bonds, Series A, John Adams Academies, 5.00%, 7/01/52(d)	520,000	474,033
California State School Finance Authority Educational Facilities Revenue Refunding Bonds, New Designs Charter School, 5.00%, 6/01/64(d)	100,000	90,852
California Statewide Communities Development Authority Revenue Bonds, Lancer Educational Standard Housing Project, 5.00%, 6/01/34(d)	375,000	379,605
California Statewide Communities Development Authority Revenue Bonds, Loma Linda University Medical, 5.50%, 12/01/58(d)	500,000	503,095
California Statewide Communities Development Authority Revenue Bonds, Series A, Enloe Medical Center (AGM Insured), 5.25%, 8/15/52	450,000	459,885
California Statewide Communities Development Authority Revenue Bonds, Series A, Loma Linda University Medical Center, 5.25%, 12/01/56(d)	250,000	249,162
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
California (Continued)
California Statewide Communities Development Authority Special Assessment Bonds, Statewide Community Infrastructure Program, 5.25%, 9/02/43	$200,000	$201,166
California Tobacco Securitization Agency Tobacco Settlement Senior Revenue Refunding Bonds, Series A, 4.00%, 6/01/40	300,000	281,126
Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue Refunding Bonds, Merged Redevelopment Project Area (BAM Insured), 4.00%, 8/01/26	250,000	252,606
Central Valley Energy Authority Commodity Supply Variable Revenue Bonds, 5.00%, 8/01/35(a)(b)(c)	650,000	686,406
Compton Community Redevelopment Agency Successor Agency Tax Allocation Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 8/01/42	250,000	260,028
CSCDA Community Improvement Authority Essential Housing Mezzanine Lien Revenue Bonds, City of Orange, 4.00%, 3/01/57(d)	200,000	139,407
Foothill Eastern Transportation Corridor Agency Toll Road Junior Lien Revenue Refunding Bonds, Series C, 4.00%, 1/15/43	250,000	239,799
Lodi Unified School District GO Unlimited Bonds, 3.00%, 8/01/46	400,000	309,889
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport, 5.00%, 5/15/34	510,000	513,724
Los Angeles Department of Airports Senior Revenue Bonds (AMT), Private Activity, 5.00%, 5/15/47	250,000	250,782
	Par	Value
California (Continued)
Los Angeles Department of Airports Subordinate Revenue Bonds, Series A (AMT), Private Activity, 4.00%, 5/15/41	$1,000,000	$937,651
Los Angeles Department of Water & Power Waterworks Revenue Refunding Bonds, Series B, 5.00%, 7/01/30	500,000	516,015
Orange County Community Facilities District No. 2023-1 Special Tax Bonds, Rienda Phase 2B, 5.50%, 8/15/53	500,000	520,628
Pittsburg Public Financing Authority Water Revenue Bonds, Series A (AGM Insured), 4.13%, 8/01/47	250,000	240,532
Riverside County Redevelopment Successor Agency Tax Allocation Revenue Refunding Bonds, Series B (AGM Insured), 4.00%, 10/01/37	400,000	377,836
Rocklin Community Facilities District No. 10 Special Tax Bonds, 5.00%, 9/01/34	150,000	150,684
Sacramento Railyards Community Facilities District No. 2018 Special Tax Bonds, 5.25%, 9/01/47(d)	550,000	555,884
San Francisco Bay Area Rapid Transit District Sustainable GO Unlimited Bonds, Series C-1, 4.00%, 8/01/45	200,000	189,035
San Francisco California City & County Airport Commission International Airport Revenue Bonds, Series A (AMT), 5.25%, 5/01/42	480,000	485,026
San Joaquin Valley Clean Energy Authority Variable Sustainable Revenue Bonds, Clean Energy Project, 5.50%, 7/01/35(a)(b)(c)	500,000	549,085
Southern California Public Power Authority Revenue Bonds, Series A, Clean Energy Project, 5.00%, 9/01/30(a)(b)(c)	750,000	779,917
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
California (Continued)
Susanville Natural Gas Revenue Refunding Bonds, Natural Gas Enterprise (AGM Insured), 3.00%, 6/01/26	$595,000	$594,434
Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Refunding Bonds, San Diego Asset Securities, 5.00%, 6/01/35	100,000	103,291
Washington Township Health Care District 2020 Election GO Unlimited Bonds, Series B, 5.50%, 8/01/53	750,000	801,789
		16,767,533
Colorado – 4.0%
Aurora Crossroads Metropolitan District No. 2 Senior Lien GO Limited Bonds, Series A, 5.00%, 12/01/40	500,000	484,318
Baseline Metropolitan District No. 1 Special GO Unlimited Revenue Refunding Bonds, Series A (AGC Insured), 4.00%, 12/01/46	360,000	329,092
Colorado Educational & Cultural Authority Revenue Refunding Bonds, Ascent Classical Academy, 5.75%, 4/01/59(d)	100,000	100,012
Colorado Educational & Cultural Authority Revenue Refunding Bonds, Prospect Ridge Academy Project (Moral Obligation Insured),
5.00%, 3/15/29	590,000	615,876
5.00%, 3/15/30	310,000	325,393
5.00%, 3/15/35	590,000	608,761

Colorado High Performance Transportation Enterprise Revenue Bonds, C-470 Express Lane, 5.00%, 12/31/56	1,000,000	972,487
Colorado Science and Technology Park Metropolitan District No. 1 Revenue Refunding Bonds, Series A (AGM Insured), 4.25%, 12/01/44	250,000	229,871
	Par	Value
Colorado (Continued)

Colorado Springs School District No. 11 COPS (BAM Insured), 5.00%, 12/15/43	$400,000	$417,497
Colorado State COPS,
6.00%, 12/15/40	1,000,000	1,144,191
6.00%, 12/15/41	500,000	566,807
Colorado State COPS, Series A,
4.00%, 12/15/36	200,000	198,618
4.00%, 12/15/40	375,000	359,287

Colorado State Health Facilities Authority Revenue Refunding Bonds, Series 2019-A, AdventHealth Obligated Group, 4.00%, 11/15/43	500,000	457,202
Colorado State Health Facilities Authority Revenue Refunding Bonds, Series A, Intermountain Health, 5.00%, 5/15/54	350,000	356,864
Colorado State Health Facilities Authority Revenue Refunding Bonds, Series A, Sanford Health, 4.00%, 11/01/39	200,000	192,416
Colorado State Health Facilities Authority Variable Revenue Bonds, Series E, Intermountain Health, 1.60%, 5/15/64(a)(c)(e)	1,000,000	1,000,000
Denver City & County Airport Revenue Refunding Bonds, Series D (AMT), 5.75%, 11/15/41	325,000	353,933
Denver City & County Airport System Subordinate Revenue Refunding Bonds, Series A (AMT), 5.25%, 12/01/43	500,000	506,922
Denver Convention Center Hotel Authority Senior Revenue Refunding Bonds,
5.00%, 12/01/36	500,000	499,997
5.00%, 12/01/40	250,000	248,606

Denver Health & Hospital Authority Healthcare Revenue Bonds, Series A, 4.00%, 12/01/27	180,000	179,942
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Colorado (Continued)

Midtown Clear Creek Metropolitan District Refunding GO Limited Bonds, Series A (BAM Insured), 5.00%, 12/01/53	$845,000	$874,612
Park Creek Metropolitan District Revenue Refunding Bonds, Series A (NATL, IBC Insured), 5.00%, 12/01/45	500,000	501,110
Public Authority for Colorado State Energy Natural Gas Purchase Revenue Bonds, 6.50%, 11/15/38	250,000	291,837
Trails at Crowfoot Metropolitan District No. 3 GO Limited Refunding Bonds, Series A (AGC Insured),
5.00%, 12/01/27	100,000	103,254
5.00%, 12/01/28	115,000	120,209
5.00%, 12/01/29	130,000	137,147
5.00%, 12/01/31	150,000	161,375
		12,337,636
Connecticut – 0.5%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series K, Sacred Heart University, 5.00%, 7/01/27	400,000	413,863
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Forward Delivery, Stamford Hospital Issue, 4.00%, 7/01/42	250,000	227,071
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series F, Masonicare Issue, 5.00%, 7/01/27	220,000	220,653
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, University of Hartford,
4.00%, 7/01/39	120,000	98,583
4.00%, 7/01/49	100,000	74,293
	Par	Value
Connecticut (Continued)

Hamden Revenue Refunding Bonds, Whitney Center Project, 5.00%, 1/01/40	$125,000	$118,267
West Haven City GO Unlimited Bonds (BAM Insured), 5.00%, 2/15/27	255,000	262,978
		1,415,708
Delaware – 0.6%
Bridgeville Special Tax Obligation Bonds, Heritage Shores Special Development, 5.25%, 7/01/44(d)	100,000	100,154
Delaware State Transportation Authority System Senior Revenue Bonds, 3.00%, 7/01/43	1,500,000	1,228,962
Kent County Student Housing & Dining Facilities Revenue Bonds, CHF-Dover LLC-Delaware State University Project,
5.00%, 7/01/32	250,000	252,373
5.00%, 7/01/48	100,000	95,039

University of Delaware Variable Revenue Bonds, 1.60%, 11/01/35(a)(c)(e)	300,000	300,000
		1,976,528
District of Columbia – 1.6%
District of Columbia Hospital Revenue Refunding Bonds, Children's Hospital, 5.00%, 7/15/44	300,000	300,014
District of Columbia Income Tax Secured Revenue Bonds, Series A, 5.25%, 5/01/48	500,000	525,426
District of Columbia Revenue Bonds, Ingleside Rock Creek Project, 5.00%, 7/01/52	400,000	352,644
District of Columbia Revenue Bonds, KIPP DC Project, 4.00%, 7/01/39	100,000	93,098
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT), 5.25%, 10/01/48	1,000,000	1,018,050
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
District of Columbia (Continued)
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Dulles Metrorail & Capital (AGM Insured), 4.00%, 10/01/52	$280,000	$245,068
Metropolitan Washington Airports Authority Dulles Toll Road Subordinate Lien Revenue Refunding Bonds, Dulles Metrorail & Capital Improvement Projects, Series B, 4.00%, 10/01/35	350,000	346,698
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/01/46	500,000	502,188
4.00%, 10/01/51	500,000	431,912

Washington Metropolitan Area Transit Authority Dedicated Revenue Bonds, Series A, Green Bonds, 5.50%, 7/15/51	525,000	558,865
Washington Metropolitan Area Transit Authority Dedicated Revenue Bonds, Sustainability Financed, 5.25%, 7/15/53	450,000	469,801
		4,843,764
Florida – 5.0%
Alachua County Health Facilities Authority Revenue Bonds, Shands Teaching Hospital & Clinics, 5.00%, 12/01/44	500,000	492,993
Broward County Airport System Revenue Bonds, Series A (AMT), 5.00%, 10/01/36	750,000	765,562
Capital Trust Authority Educational Facilities Revenue Bonds, Florida Institute of Technology, 5.00%, 7/01/45(d)	100,000	93,453
Florida State Development Finance Corp., Solid Waste Disposal Variable Revenue Bonds, Waste Pro USA, Inc. (AMT), 6.13%, 7/01/26(a)(b)(c)(d)	200,000	202,666
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds, Series A (AMT),
5.00%, 10/01/40	500,000	500,117
	Par	Value
Florida (Continued)
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds, Series A (AMT),
5.00%, 10/01/49	$500,000	$500,022

Hillsborough County IDA Health System Revenue Refunding Bonds, Baycare Health System, 4.13%, 11/15/51	330,000	300,480
Hillsborough County IDA Health System Variable Revenue Refunding Bonds, Baycare Health System, 1.50%, 11/15/54(a)(c)(e)	2,800,000	2,800,000
Lakeland Hospital System Revenue Refunding Bonds, Lakeland Regional Health Systems, 5.00%, 11/15/26	425,000	435,795
Lakewood Ranch Stewardship District Utility Revenue Bonds, System Acquisition Project (AGM Insured), 5.25%, 10/01/48	350,000	363,099
Lee County IDA Healthcare Facilities Revenue Bonds, Shell Point/Waterside Health Project, 5.00%, 11/15/39	300,000	304,761
Lee County Local Optional Gas TRB, 5.25%, 8/01/49	355,000	364,778
Leon County School District Sales TRB, 4.00%, 9/01/26	800,000	800,476
Miami-Dade County Aviation Revenue Bonds, Series A (AMT), 5.00%, 10/01/49	500,000	497,342
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series A, 5.00%, 7/01/28	250,000	250,604
Miami-Dade County Florida Aviation Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/01/34	325,000	346,246
Miami-Dade County GO Unlimited Bonds, Public Health Trust Program, 4.00%, 7/01/42	250,000	237,781
Miami-Dade County Seaport Revenue Refunding Bonds, Series A (AMT), Senior Bonds, 5.25%, 10/01/52	500,000	504,894
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Florida (Continued)

Miami-Dade County Seaport Subordinate Revenue Refunding Bonds, Subseries B-1 (AMT), 4.00%, 10/01/46	$500,000	$439,157
Osceola County Florida Transportation Revenue Refunding CABS, Series A-2,
0.00%, 10/01/26(f)	275,000	260,346
0.00%, 10/01/27(f)	360,000	328,085

Polk County Utility System Revenue Refunding Bonds, 4.00%, 10/01/43	400,000	385,404
Saint John County School Board COPS, Series A (AGM Insured), 5.25%, 7/01/46	500,000	530,719
Sarasota County Public Hospital District Revenue Bonds, Sarasota Memorial Hospital Project, 5.00%, 7/01/52	250,000	252,559
South Broward Hospital District Revenue Bonds, South Broward Hospital District Obligated Group, 4.00%, 5/01/48	500,000	442,310
South Broward Hospital District Revenue Refunding Bonds, Series A, 4.00%, 5/01/44	500,000	449,775
Tampa Health System Revenue Bonds, Series A, Baycare, 4.00%, 11/15/46	415,000	361,443
Tampa Hospital Revenue Bonds, H. Lee Moffitt Cancer Center,
5.00%, 7/01/26	125,000	127,063
5.00%, 7/01/27	125,000	129,149

Village Community Development District No. 14 Special Assessment Revenue Bonds, 5.50%, 5/01/53	235,000	238,301
Village Community Development District No. 15 Special Assessment Revenue Bonds, 4.20%, 5/01/39(d)	250,000	236,342
Volusia County Educational Facilities Authority Revenue Refunding Bonds, Embry-Riddle Aeronautical, 5.00%, 10/15/44	500,000	505,739
	Par	Value
Florida (Continued)

Wildwood Utility Dependent District Senior Lien Revenue Bonds, South Sumter Utility Project (BAM Insured), 5.00%, 10/01/41	$465,000	$484,073
Wildwood Utility Dependent District Subordinate Revenue Bonds, South Sumter Utility Project (BAM Insured), 5.00%, 10/01/36	400,000	425,386
		15,356,920
Georgia – 3.6%
Atlanta Airport Passenger Facility Charge Subordinate Revenue Bonds, Series C, 5.00%, 7/01/40	365,000	387,008
Atlanta Airport Revenue Bonds, Series A, 5.00%, 7/01/47	890,000	915,681
Atlanta Development Authority Senior Lien Revenue Bonds, Series A-1, 5.00%, 7/01/30	200,000	200,318
Atlanta Development Authority Tax Allocation, Westside Gulch Area Project, Series A, 5.50%, 4/01/39(d)	250,000	250,706
Bartow County Development Authority Revenue Refunding Bonds, Georgia Power Company Plant Bowen Project, 1.80%, 9/01/29(b)(c)	250,000	218,917
Burke County Development Authority Pollution Control Variable Revenue Refunding Bonds, Georgia Power Company Plant Vogtle Project, 3.38%, 3/12/27(a)(b)(c)	575,000	570,541
City of Atlanta Airport Passenger Facility Charge Subordinate Lien Green Revenue Bonds (AMT), 5.25%, 7/01/41	500,000	530,559
Fulton County Development Authority Transportation Corp., Toll Revenue Refunding Bonds, Robert W. Woodruff Arts Center, Inc., Project, 5.00%, 3/15/32	200,000	209,485
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Georgia (Continued)
Gainesville & Hall County Hospital Authority Revenue Refunding Bonds, Northeast Georgia Health System, Inc., Project, 5.00%, 2/15/37	$500,000	$505,758
Geo L. Smith II Congress Authority Convention Center Hotel Revenue Bonds, 4.00%, 1/01/36	500,000	493,836
Geo L. Smith II Congress Center Authority Convention Center Hotel First Tier Revenue Bonds, 4.00%, 1/01/54	250,000	208,307
Georgia State Housing & Finance Authority Revenue Bonds, Series A, 4.70%, 12/01/54	265,000	262,170
Georgia State Ports Authority Revenue Bonds, 5.00%, 7/01/47	1,000,000	1,031,833
Glynn-Brunswick Memorial Hospital Authority Revenue Refunding Anticipation Certificates Bonds, Southeast Georgia Health System, 5.00%, 8/01/34	530,000	530,399
Griffin-Spalding County Hospital Authority Revenue Anticipation Certificates Bonds, Wellstar, 5.00%, 4/01/35	150,000	152,725
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series 2024-B, 5.00%, 3/01/32(a)(b)(c)	750,000	787,237
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A, 5.00%, 9/01/31(a)(b)(c)	250,000	262,892
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series B,
5.00%, 6/01/29(a)(b)(c)	700,000	723,510
5.00%, 3/01/30(a)(b)(c)	335,000	349,161

Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series C, 4.00%, 11/01/27(a)(b)(c)(d)	350,000	347,149
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series D, 5.00%, 12/01/30(a)(b)(c)	250,000	259,256
	Par	Value
Georgia (Continued)

Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series E, 5.00%, 12/01/32(a)(b)(c)	$500,000	$518,913
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series E-1, 5.00%, 6/01/31(a)(b)(c)	150,000	157,288
Monroe County Development Authority Pollution Control Variable Revenue Bonds, Georgia Power Company Plant Scherer Project, 3.35%, 3/27/30(a)(b)(c)	1,000,000	983,921
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3&4 Project (AGM Insured), 5.00%, 7/01/55	250,000	255,619
		11,113,189
Guam – 0.1%
Guam Government Business Privilege Tax Revenue Refunding Bonds, Series F, 4.00%, 1/01/42	250,000	226,692
Hawaii – 0.2%
Honolulu City & County Multifamily Variable Revenue Bonds, Maunakea Tower Apartments (Housing & Urban Development Sector 8 Program), 5.00%, 6/01/26(a)(b)(c)	135,000	137,265
Honolulu City & County Wastewater System Sustainable Revenue Bonds, Senior Series A, 5.25%, 7/01/54	600,000	630,802
		768,067
Idaho – 0.2%
Idaho Housing and Finance Association SFM Revenue Bonds, Series A (GNMA, FNMA, FHLMC Insured), 6.00%, 7/01/54	490,000	533,082
Illinois – 6.3%
Chicago Board of Education GO Unlimited Bonds, Series A,
5.00%, 12/01/38	500,000	500,206
5.00%, 12/01/42	250,000	232,112
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Illinois (Continued)

Chicago Board of Education GO Unlimited Bonds, Series D, 5.00%, 12/01/46	$350,000	$324,897
Chicago Board of Education GO Unlimited Refunding Bonds, Dedicated, Series D, 5.00%, 12/01/31	750,000	752,103
Chicago City Colleges Capital Appreciation GO Unlimited Bonds (NATL Insured), 0.00%, 1/01/30(f)	750,000	622,229
Chicago GO Unlimited Bonds, Series A, Chicago Works, 5.50%, 1/01/39	250,000	261,062
Chicago O'Hare International Airport Revenue Refunding Bonds, Series C (AMT), 5.00%, 1/01/31	500,000	529,114
Chicago O'Hare International Airport Revenue Refunding Bonds, Series D, 5.00%, 1/01/45	500,000	519,903
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds (AMT), 5.00%, 1/01/28	680,000	703,836
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Customer Facility (BAM Insured), 5.00%, 1/01/28	220,000	230,740
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Series A (AMT), 5.00%, 1/01/31	250,000	258,817
Chicago Refunding GO Unlimited Bonds, Series B, 5.00%, 1/01/31	1,000,000	1,046,925
Chicago Refunding GO Unlimited Refunding Bonds, Series A, Partially Escrowed to Maturity, 5.00%, 1/01/27	250,000	254,575
Chicago Special Assessment Refunding Bonds, Lakeshore East Project, 2.87%, 12/01/27(d)	254,000	243,303
	Par	Value
Illinois (Continued)

Cook County Community College District No. 508 GO Unlimited Refunding Bonds, City Colleges of Chicago (BAM Insured), 5.00%, 12/01/42	$250,000	$253,404
Illinois State Finance Authority Revenue Bonds, Series A, The University of Chicago, 5.25%, 5/15/48	100,000	103,742
Illinois State Finance Authority Revenue Bonds, The Chicago School, 5.25%, 4/01/43	250,000	253,364
Illinois State Finance Authority Revenue Refunding Bonds, Series A, 4.00%, 7/15/39	250,000	238,534
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Bradley University Project, 4.00%, 8/01/43	250,000	210,193
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Lutheran Communities, 5.00%, 11/01/40	350,000	234,500
Illinois State Finance Authority Revenue Refunding Bonds, Series A, The Carle Foundation, 5.00%, 2/15/45	250,000	249,930
Illinois State Finance Authority Variable Revenue Bonds, Series B-2, 5.00%, 11/15/26(a)(b)(c)	1,925,000	1,950,456
Illinois State GO Unlimited Bonds, Series B,
5.00%, 10/01/31	250,000	264,441
5.50%, 5/01/47	100,000	103,001
5.25%, 5/01/47	100,000	101,817

Illinois State GO Unlimited Refunding Bonds, Series B, 5.00%, 10/01/28	250,000	260,865
Illinois State HDA Revenue Refunding Bonds, Series H, Social Bonds (GNMA, FNMA, FHLMC Insured), 5.75%, 10/01/53	220,000	233,134
Illinois State Refunding GO Unlimited Bonds, 5.00%, 2/01/39	200,000	209,358
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Illinois (Continued)

Illinois State Sales Tax Revenue Refunding Bonds, Subseries D (BAM, TCRS Insured), 3.00%, 6/15/31	$390,000	$362,295
Illinois State Sports Facilities Authority State Tax Supported Revenue Refunding Bonds (AGM Insured), 5.00%, 6/15/27	400,000	400,720
Illinois State Toll Highway Authority Revenue Bonds, Series A,
5.00%, 1/01/46	750,000	771,818
4.00%, 1/01/46	250,000	230,775
Illinois State Toll Highway Authority Senior Revenue Bonds, Series A,
5.00%, 1/01/40	500,000	520,159
5.00%, 1/01/45	250,000	255,389

Macoupin Country Community Unit School District No. 7 GO Unlimited Refunding Bonds, Series D (AGM Insured), 4.00%, 12/01/26	250,000	251,137
Metropolitan Pier & Exposition Authority Dedicated Capital Appreciation Tax Revenue Refunding Bonds, Series B, McCormick Project (AGM Insured), 0.00%, 6/15/26(f)	250,000	239,976
Metropolitan Pier & Exposition Authority Revenue Refunding Bonds, McCormick Place Expansion, 4.00%, 12/15/42	250,000	221,357
Metropolitan Pier & Exposition Authority Revenue Refunding Bonds, McCormick Place Expansion Project,
5.00%, 6/15/42	500,000	506,961
5.00%, 6/15/50	500,000	495,734

Naperville GO Unlimited Bonds, 4.00%, 12/01/41	145,000	142,378
Northern Illinois University Board of Trustees Auxiliary Facilities System Revenue Bonds (BAM Insured), 5.00%, 10/01/27	350,000	360,804
	Par	Value
Illinois (Continued)

Northern University Board of Trustees Revenue Bonds, Auxiliary Facilities System (BAM Insured), 5.00%, 10/01/26	$250,000	$254,640
Peoria County School District No. 150 GO Unlimited Refunding Bonds, Series A (AGM Insured), 4.00%, 12/01/26	390,000	395,053
Regional Transportation Authority Revenue Bonds, Series B (NATL Insured), 5.50%, 6/01/27	275,000	282,365
Sales Tax Securitization Corp., Second Lien Revenue Refunding Bonds, Series A, 4.00%, 1/01/38	250,000	247,444
Sangamon Logan & Menard Counties Community Unit School District No. 15 GO Unlimited Bonds, Series B (BAM Insured), 4.00%, 12/01/39	250,000	231,905
Waukegan City Lake County Water & Sewer System Revenue Refunding Bonds (AGM Insured),
5.00%, 12/30/26	200,000	206,161
4.00%, 12/30/38	500,000	486,533
4.00%, 12/30/40	500,000	474,348

Waukegan GO Unlimited Bonds, Series A (AGM Insured), 5.00%, 12/30/32	250,000	250,200
Will County Community High School District No. 210 Lincoln-Way Refunding GO Unlimited Refunding Bonds (AGM Insured), 4.00%, 1/01/34	650,000	639,689
		19,374,402
Indiana – 1.9%
Indiana Bond Bank Revenue CABS, Hamilton Co., Projects,
0.00%, 7/15/28(f)	900,000	790,978
0.00%, 1/15/29(f)	560,000	481,189
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Indiana (Continued)

Indiana Finance Authority Educational Facilities Revenue Refunding Bonds, Series A, Depauw University Project, 5.50%, 7/01/52	$255,000	$256,862
Indiana State Finance Authority Variable Revenue Refunding Bonds, Deaconess Health System, (SIFMA Municipal Swap Index Yield + 0.30%), 3.08%, 3/01/27(a)(c)	1,265,000	1,251,923
Ips Multi-School Building Corp. Sustainable Revenue Bonds, First Mortgage (State Intercept Program), 5.00%, 7/15/44	250,000	257,087
Knox Middle School Building Corp., Revenue Bonds (State Intercept Program), 5.00%, 1/15/27	440,000	453,287
Tippecanoe County School Building Corp., Revenue Bonds, Series B (State Intercept Program), 5.00%, 7/15/29	195,000	208,018
Valparaiso Exempt Facilities Revenue Refunding Bonds (AMT), Pratt Paper LLC, 5.00%, 1/01/54(d)	250,000	238,728
Valparaiso Exempt Facilities Revenue Refunding Bonds (AMT), Pratt Paper LLC Project, 4.88%, 1/01/44(d)	250,000	241,467
Westfield Washington Multi-School Building Corp. Revenue Bonds, Series B (BAM State Intercept Program),
5.00%, 7/15/27	375,000	388,625
5.00%, 1/15/28	455,000	474,980

Whiting Environmental Facilities Revenue Refunding Bonds (AMT), BP Products North America, 5.00%, 6/05/26(a)(b)(c)	150,000	151,343
Whiting Environmental Facilities Variable Revenue Bonds (AMT), BP Products North America, 4.40%, 6/10/31(a)(b)(c)	500,000	501,226
		5,695,713
	Par	Value
Iowa – 0.2%
Iowa City Community School District GO Unlimited Bonds, 5.00%, 6/01/26	$500,000	$509,557
Kentucky – 2.2%
Fayette County School District Finance Corp., Revenue Bonds, Series A (State Intercept Program), 4.00%, 5/01/38	250,000	234,134
Kenton County Airport Board Revenue Refunding Bonds, 5.00%, 1/01/32	400,000	402,053
Kentucky Bond Development Corp., Educational Facilities Revenue Refunding Bonds, Transylvania University Project, 5.00%, 3/01/27	155,000	158,849
Kentucky State Economic Development Finance Authority Revenue Bonds, Owensboro Health, 5.25%, 6/01/50	250,000	245,057
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Masonic Home Independent Living,
5.00%, 5/15/36	200,000	177,184
5.00%, 5/15/46	100,000	78,075

Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series B, Owensboro Health, 5.00%, 6/01/40	300,000	297,843
Kentucky State Interlocal School Transportation Association Equipment Lease COPS (State Intercept Program), 4.00%, 3/01/29	295,000	297,832
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series A-1, 5.25%, 2/01/32(a)(b)(c)	1,775,000	1,885,905
Louisville & Jefferson County Metro Government PCR Refunding Bonds (AMT), Louisville Gas & Electric, 1.35%, 11/01/27	1,500,000	1,392,377
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Kentucky (Continued)

Owen County Water Facilities Variable Revenue Refunding Bonds, American Water Company Project, 3.88%, 9/01/28(a)(b)(c)	$500,000	$492,950
Rural Water Financing Agency Public Project Revenue Bonds, Public Project Construction, 3.70%, 5/01/27	1,000,000	1,000,827
		6,663,086
Louisiana – 0.8%
East Baton Rouge Parish Sewerage Commission Variable Revenue Refunding Bonds, Series A, 1.30%, 2/01/28(a)(b)(c)	500,000	456,712
Louisiana Public Facilities Authority Revenue Refunding Bonds, Loyola University Project, 5.00%, 10/01/26	215,000	219,021
Louisiana State Gas & Fuels Second Lien Tax Variable Revenue Refunding Bonds, Series A-1 (TD Bank LOC), 1.60%, 5/01/43(a)(c)(e)	100,000	100,000
Louisiana State Local Government Environmental Facilities & Community Development Authority Subordinate Revenue Refunding Bonds, East Baton Rouge, 5.00%, 2/01/27	400,000	411,158
Louisiana State offshore Terminal Authority Deepwater Port Variable Revenue Refunding bonds, Series C, Loop LLC Project, 4.20%, 9/01/28(a)(b)(c)	300,000	298,909
Louisiana State Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic Foundation Project, 5.00%, 5/15/26	400,000	400,482
Louisiana State Public Facilities Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Pro USA Inc., Project, 6.75%, 10/01/28(a)(b)(c)(d)	200,000	212,268
	Par	Value
Louisiana (Continued)
Saint John The Baptist Parish Variable Revenue Refunding Bonds, Marathon Oil Corp., 3.30%, 7/03/28(a)(b)(c)	$100,000	$98,329
Saint John The Baptist Parish Variable Revenue Refunding Bonds, Marathon Oil Corp., Project, 2.38%, 7/01/26(a)(b)(c)	125,000	122,894
		2,319,773
Maine – 0.3%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series A, 5.00%, 7/01/27	215,000	222,456
Maine State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A (State Intercept State Resource Fund Guaranty Program), Prerefunded, 5.00%, 7/01/27(g)	30,000	31,122
Maine State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A (State Intercept State Resource Fund Guaranty Program), Unrefunded Balance, 5.00%, 7/01/28	620,000	640,318
		893,896
Maryland – 2.4%
Baltimore Convention Center Hotel Revenue Refunding Bonds, Convention Center Hotel, 5.00%, 9/01/39	500,000	489,135
Baltimore County GO Unlimited Bonds, 4.00%, 3/01/42	1,000,000	975,472
Maryland State Community Development Administration Department Housing & Community Development Revenue Bonds, Social Bonds (GNMA, FNMA, FHLMC Insured), 5.05%, 3/01/47	500,000	500,096
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Maryland (Continued)
Maryland State Economic Development Corp., Private Activity Revenue Bonds (AMT), Purple Line Light Rail Project, Green Bonds,
5.00%, 11/12/28	$1,320,000	$1,329,475
5.25%, 6/30/55	1,000,000	988,402

Maryland State Economic Development Corp., Revenue Bonds (AMT), Seagirt Marine Terminal Projects, 5.00%, 6/01/44	500,000	497,591
Maryland State Economic Development Corp., Senior Lien Revenue Bonds, Annapolis Mobility & Resilience, 5.00%, 12/31/42	145,000	147,136
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Adventist Healthcare Obligated, 5.50%, 1/01/31	400,000	408,816
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, Broadmead Issue, 4.00%, 7/01/35	285,000	281,943
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, Mercy Medical Center, 4.00%, 7/01/42	120,000	108,350
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Stevenson University Project, 4.00%, 6/01/51	500,000	410,309
Montgomery County GO Unlimited Refunding Bonds, Series A, Consolidated Public Improvement Project, 2.00%, 8/01/41	1,000,000	678,614
	Par	Value
Maryland (Continued)

Montgomery County Housing Opportunities Commission Multifamily & Reconstruction Development Revenue Bonds, Series C (FHA 542 (C) Insured), 2.85%, 1/01/51	$250,000	$170,334
Washington County Economic Development Revenue Refunding Bonds, Homewood Maryland Obligated Group Project, 4.00%, 5/01/42	225,000	203,703
		7,189,376
Massachusetts – 0.6%
Massachusetts Educational Financing Authority Senior Revenue Bonds, Series B (AMT), 5.00%, 7/01/28	280,000	288,717
Massachusetts State Development Finance Agency Revenue Bonds, UMass Boston Student Housing Project, 5.00%, 10/01/48	500,000	465,910
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Lasell University, 4.00%, 7/01/26	240,000	237,461
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series F, Lahey Clinic Obligated Group, 5.00%, 8/15/45	250,000	246,365
Massachusetts State Port Authority Revenue Bonds, Series B (AMT), 4.00%, 7/01/46	250,000	216,981
Massachusetts State Port Authority Revenue Bonds, Series E (AMT), 5.00%, 7/01/27	365,000	376,490
		1,831,924
Michigan – 2.2%
Detroit GO Unlimited Bonds, 5.00%, 4/01/27	50,000	51,295
Detroit GO Unlimited Bonds, Series A, Social Bonds, 4.00%, 4/01/40	250,000	228,781
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Michigan (Continued)
Michigan State Finance Authority Limited Obligation Revenue Refunding Bonds, Lawrence Technological University, 4.00%, 2/01/27	$95,000	$94,039
Michigan State Finance Authority Limited Obligation Revenue Refunding Bonds, University of Detroit Mercy, 5.63%, 11/01/52	300,000	301,014
Michigan State Finance Authority Revenue Refunding Bonds, Trinity Health Credit Group,
4.00%, 12/01/35	515,000	504,261
4.00%, 12/01/40	500,000	462,598

Michigan State Finance Authority Variable Revenue Refunding Bonds, Beaumont Spectrum, (SIFMA Municipal Swap Index Yield + 0.75%), 3.53%, 4/15/27(a)(c)	1,500,000	1,494,043
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Ascenion Senior, Prerefunded, 5.00%, 11/15/26(g)	420,000	430,374
Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Consumers Energy Co., 3.35%, 10/01/27(a)(b)(c)	1,000,000	984,723
Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Green Bonds, 4.00%, 10/01/26(a)(b)(c)	100,000	99,439
Michigan State Trunk Line Fund Revenue Bonds, 4.00%, 11/15/46	250,000	229,711
Michigan State Trunk Line Revenue Bonds, Rebuilding Michigan Program, 5.50%, 11/15/49	1,000,000	1,068,680
	Par	Value
Michigan (Continued)

Okemos Public School District GO Unlimited Bonds, Series II (Q-SBLF Insured), 5.00%, 5/01/49	$500,000	$518,384
Wayne State University Revenue Refunding Bonds, Series A (BAM, TCRS Insured), 5.00%, 11/15/27	300,000	305,943
		6,773,285
Minnesota – 1.1%
Brainerd Independent School Building District No. 181 GO Unlimited Bonds, Series A (School District Credit Program), 4.00%, 2/01/39	500,000	492,555
Center City Health Care Facilities Revenue Refunding Bonds, Hazelden Betty Ford Foundation, 5.00%, 11/01/31	210,000	225,292
Gibbon Independent School District No. 2365 GO Unlimited Bonds, Series A (School District Credit Program), 6.00%, 2/01/28	200,000	215,113
Minneapolis Health Care System Revenue Refunding Bonds, Fairview Health Services, Series A, 5.00%, 11/15/27	585,000	588,510
Saint Paul Housing & Redevelopment Authority Health Care Facilities Revenue Refunding Bonds, HealthPartners Obligated Group,
5.00%, 7/01/28	230,000	230,488
5.00%, 7/01/31	1,635,000	1,636,258
		3,388,216
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Mississippi – 0.2%
Mississippi Alcoholic Beverage Control Revenue Bonds, ABC Warehouse Construction Project, 5.00%, 10/01/44	$250,000	$259,645
Mississippi State Hospital Equipment & Facilities Authority Adjustable Revenue Refunding Bonds, North Mississippi Health, 5.00%, 3/01/27(a)(b)(c)	265,000	271,456
		531,101
Missouri – 1.0%
Central Southwest Community College District COPS, 5.00%, 3/01/27	225,000	232,042
Kansas City IDA Economic Activity TRB, Historic Northeast Redevelopment Plan, 5.00%, 6/01/46(d)	200,000	187,411
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds, Mercy Health, 3.00%, 6/01/53	970,000	676,746
Missouri State Health & Educational Facilities Authority Revenue Bonds, Lutheran Senior Services Project, Series 2025-A, 5.00%, 2/01/29	875,000	901,283
Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds,
5.00%, 2/15/27	215,000	219,054
5.00%, 2/15/28	250,000	257,065

Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Bethesda Health Group, Inc., 4.00%, 8/01/26	200,000	198,451
Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Series C, 5.00%, 5/01/28(a)(b)(c)	500,000	521,395
		3,193,447
	Par	Value
Nebraska – 0.7%
Douglas County Educational Facilities Variable Revenue Refunding Bonds, Creighton University Project, (SIFMA Municipal Swap Index Yield + 0.53%), 3.31%, 9/01/26(a)(c)	$730,000	$729,823
Douglas County Hospital Authority No. 3 Nebraska Health Facilities Revenue Refunding Bonds, Nebraska Methodist Health, 5.00%, 11/01/27	500,000	503,219
Lincoln MFH Variable Revenue Bonds, Central at South Haymarket, 3.37%, 7/01/28(a)(b)(c)	1,000,000	994,558
		2,227,600
Nevada – 0.5%
Clark County PCR Refunding Bonds, Southern California Edison Company, 2.10%, 6/01/31	250,000	214,624
Clark County Stadium Improvement GO Limited Bonds, Series A, 5.00%, 5/01/48	500,000	503,255
Las Vegas Convention & Visitors Authority Convention Center Expansion Revenue Bonds, Series B,
5.00%, 7/01/43	250,000	252,391
4.00%, 7/01/49	150,000	129,099

Las Vegas Special Improvement District No. 814 Summerlin Village 21 & 24A Special Assessment Bonds, 4.00%, 6/01/49	90,000	71,526
Las Vegas Valley Water District GO Limited Bonds, Series A, 4.00%, 6/01/46	250,000	231,188
		1,402,083
New Hampshire – 0.4%
National Finance Authority Municipal Certificates Revenue Bonds, Series 1-A, 4.13%, 1/20/34	849,243	841,360
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New Hampshire (Continued)
New Hampshire State Health & Education Facilities Authority Revenue Refunding Bonds, Kendal at Hanover Issue, 5.00%, 10/01/36	$180,000	$181,291
New Hampshire State Health & Educational Facilities Authority Revenue Bonds, Dartmouth Hitchcock Obligated Group, 4.00%, 8/01/43	250,000	224,223
		1,246,874
New Jersey – 1.2%
New Jersey State EDA Energy Facility Revenue Bonds, Series A (AMT), UMM Energy Partners,
5.00%, 6/15/37	190,000	186,889
5.13%, 6/15/43	350,000	335,368

New Jersey State EDA Motor Vehicle Surcharge Revenue Refunding Bonds, Subseries A, 3.38%, 7/01/30	250,000	237,246
New Jersey State EDA Private Activity Revenue Bonds (AMT), The Goethals Project, 5.38%, 1/01/43	100,000	100,024
New Jersey State EDA Revenue Bonds, Portal North Bridge Project NJ Transit, 5.25%, 11/01/41	235,000	247,863
New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC, 5.00%, 1/01/48	125,000	114,598
New Jersey State EDA Revenue Refunding Bonds, Cranes Mill Project, 5.00%, 1/01/49	260,000	235,318
New Jersey State EDA Water Facilities Revenue Refunding Bonds (AMT), New Jersey American Water Co., Inc. Project, 2.20%, 12/03/29(a)(b)(c)	775,000	674,132
New Jersey State GO Unlimited Bonds, 2.00%, 6/01/37	1,175,000	868,920
	Par	Value
New Jersey (Continued)

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series A, 4.00%, 6/15/42	$250,000	$231,150
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, 5.00%, 6/15/40	500,000	518,467
		3,749,975
New York – 6.4%
Build Resource Corp., Revenue Bonds, Friends of Hellenic Classical Charter Schools, Inc., 4.00%, 12/01/31(d)	500,000	467,875
Hempstead Town Local Develop Corp., Education Revenue Refunding Bonds, Academy Charter School Project, 5.66%, 2/01/44	250,000	228,345
Hempstead Town Local Development Corp., Education Revenue Bonds, Academy Charter School Project, 4.60%, 2/01/51	250,000	185,310
Hempstead Town Local Development Corp., Revenue Refunding Bonds, Adelphi University Project, 5.00%, 6/01/27	300,000	309,050
Hudson Yards Infrastructure Corp. Second Indenture Revenue Refunding Bonds, Series A (AGM Insured), 4.00%, 2/15/47	250,000	227,614
Metropolitan Transportation Authority Revenue Refunding Bonds, Climate Bond Certified, 5.00%, 11/15/29	340,000	362,095
Metropolitan Transportation Authority Revenue Refunding Bonds, Series D (BAM, TCRS Insured), 4.00%, 11/15/42	300,000	273,102
New York City Housing Development Corp., MFH Sustainable Revenue Bonds, Series F-1A, 5.00%, 11/01/54	500,000	493,298
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Series CC-1, 5.00%, 6/15/49	$250,000	$254,205
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series AA-1, 5.25%, 6/15/52	250,000	261,181
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series BB-1, 5.25%, 6/15/54	500,000	524,424
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds, 4.00%, 5/01/36	1,000,000	993,992
New York City Transitional Finance Authority Revenue Bonds, Subseries B-1, 4.00%, 8/01/42	295,000	279,949
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series D, Fiscal 2025,
5.25%, 5/01/45	1,000,000	1,066,450
5.50%, 5/01/52	250,000	267,592

New York City Transitional Finance Authority Subordinate Revenue Bonds, Series H, Fiscal 2025, 5.25%, 11/01/45	200,000	213,849
New York GO Unlimited Bonds, Series A-1, 5.25%, 9/01/42	250,000	266,791
New York GO Unlimited Bonds, Series C, 5.25%, 3/01/53	1,000,000	1,048,223
New York GO Unlimited Bonds, Series D, Subseries D1, 5.00%, 12/01/42	250,000	256,027
New York State Convention Center Development Corp., Revenue Refunding Bonds, Hotel Unit Fee Secured, 5.00%, 11/15/40	600,000	600,895
	Par	Value
New York (Continued)

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, White Plains Hospital Obligated Group, 5.25%, 10/01/49	$100,000	$100,986
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series A, Barnard College, 4.00%, 7/01/49	300,000	246,728
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Bonds, Series A, Pace University, 5.25%, 5/01/29	250,000	264,905
New York State Energy Research & Development Authority PCR Refunding Bonds, New York Electric & Gas, Series C, 4.00%, 4/01/34	250,000	251,150
New York State Liberty Development Corp., Revenue Refunding Bonds, 4 World Trade Center Project, Green Bonds, 1.20%, 11/15/28	500,000	443,328
New York State Liberty Development Corp., Revenue Refunding Bonds, Class 2, 3 World Trade Center Project,
5.15%, 11/15/34(d)	500,000	500,098
5.38%, 11/15/40(d)	150,000	150,004

New York State Transportation Development Corp., Special Facilities Revenue Bonds (AMT), Delta Air Lines Inc., 4.00%, 10/01/30	1,500,000	1,473,203
New York State Transportation Development Corp., Special Facilities Revenue Bonds (AMT), Delta Air Lines, Inc., Laguardia Airport Terminal C&D Redevelopment Project, 5.00%, 10/01/35	500,000	506,815
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)

New York State Transportation Development Corp., Special Facilities Revenue Bonds (AMT), John F. Kennedy International Airport (AGM Insured), Sustainable Bonds, 5.00%, 6/30/49	$250,000	$250,812
New York State Transportation Development Corp., Special Facilities Revenue Bonds (AMT), Laguardia Airport Terminal, 5.63%, 4/01/40	250,000	258,799
New York State Transportation Development Corp., Special Facilities Revenue Bonds (AMT), Laguardia Airport Terminal B Redevelopment (AGM Insured), 4.00%, 7/01/32	250,000	249,794
New York State Transportation Development Corp., Special Facilities Revenue Bonds, Delta Air Lines, Inc. (AMT),
5.00%, 1/01/27	635,000	642,981
5.00%, 1/01/30	345,000	350,295
New York State Transportation Development Corp., Special Facilities Sustainable Revenue Refunding Bonds (AMT), JFK Airport,
5.25%, 12/31/54	325,000	329,977
5.50%, 12/31/60	335,000	340,062

New York State Transportation Development Corp., Special Facility Revenue Refunding Bonds (AMT), John F. Kennedy International Airport Project, 5.38%, 8/01/36	250,000	256,555
New York State Transportation Development Corp., Special Facility Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport Project, 5.00%, 12/01/33	250,000	259,004
	Par	Value
New York (Continued)
New York State Urban Development Corp., Personal Income TRB, Series A,
4.00%, 3/15/38	$500,000	$485,507
5.00%, 3/15/41	250,000	260,653

New York State Urban Development Corp., Revenue Refunding Bonds, Series E Group 3, 4.00%, 3/15/43	500,000	461,436
Onondaga County Trust Cultural Resources Revenue Refunding Bonds, Syracuse University Project, 4.00%, 12/01/41	250,000	241,063
Port Authority of New York & New Jersey Consolidated 183rd Revenue Bonds, 4.00%, 12/15/39	440,000	415,623
Port Authority of New York & New Jersey Consolidated 211th Revenue Refunding Bonds, 5.00%, 9/01/48	830,000	838,236
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 221 (AMT), 4.00%, 7/15/40	500,000	471,380
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds (AMT), 5.50%, 8/01/52	600,000	621,391
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, Series A, MTA Bridges & Tunnels, 5.00%, 5/15/47	250,000	257,708
Troy Capital Resource Corp., Revenue Bonds, Rensselaer Polytechnic Institute Project, 4.00%, 9/01/33	100,000	100,146
Yonkers Economic Development Corp., Educational Revenue Bonds, Charter School Educational Excellence Project, 5.00%, 10/15/49	100,000	93,732
		19,702,638
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
North Carolina – 3.5%
Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Bonds, Series G, Atrium Health, 1.50%, 1/15/48(a)(c)(e)	$4,000,000	$4,000,000
Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Refunding Bonds, Series 2021-E, Atrium Health (Royal Bank of Canada LOC), 1.50%, 1/15/42(a)(c)(e)	400,000	400,000
Forsyth County GO Unlimited Bonds, Series B, 2.00%, 3/01/37	1,000,000	763,125
Greater Asheville Regional Airport Authority Airport System Revenue Bonds (AMT) (AGM Insured), 5.25%, 7/01/48	250,000	256,737
Greater Asheville Regional Airport Authority Airport System Revenue Bonds, Series A (AMT) (AGM Insured), 5.50%, 7/01/47	1,000,000	1,043,614
Macon County Limited Obligation Revenue Bonds, 4.00%, 10/01/44	525,000	490,424
North Carolina State Capital Facilities Finance Agency Educational Facilities Revenue Refunding Bonds, High Point University, 5.00%, 5/01/26	275,000	278,917
North Carolina State Capital Facilities Finance Agency Revenue Refunding Bonds, The Arc of North Carolina (Housing & Urban Development Sector 8 Program),
5.00%, 10/01/28	300,000	301,034
5.00%, 10/01/34	250,000	247,161

North Carolina State Housing Finance Agency Home Ownership Revenue Bonds, Series 54-A (GNMA, FNMA, FHLMC Insured), 4.80%, 1/01/55	200,000	199,752
	Par	Value
North Carolina (Continued)
North Carolina State Medical Care Commission Retirement Facilities Revenue Bonds, The Forest At Duke Project,
4.00%, 9/01/33	$180,000	$172,780
4.00%, 9/01/34	185,000	176,021

North Carolina State Medical Care Commission Retirement Facilities Revenue Bonds, United Methodist Retirement House, 3.75%, 10/01/28	525,000	520,911
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, Series A, Sharon Towers, 5.00%, 7/01/49	100,000	92,486
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway, 4.00%, 1/01/55	225,000	189,859
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway (AGM Insured), 5.00%, 1/01/49	500,000	502,904
North Carolina State Turnpike Authority Senior Lien Revenue Refunding Bonds, 5.00%, 1/01/40	550,000	561,004
Union County GO Unlimited Bonds, Series C, 2.50%, 9/01/38	590,000	468,550
		10,665,279
North Dakota – 0.2%
City of Grand Forks Health Care System Revenue Bonds, Altru Health System, Series A (AGM Insured), 5.00%, 12/01/29	125,000	131,900
University of North Dakota COPS, Infrastructure Energy Improvement, 5.00%, 4/01/48	500,000	502,497
		634,397
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Ohio – 3.2%
Akron Bath Copley Joint Township Hospital District Revenue Refunding Bonds, Summa Health Obligated Group Hospital,
5.00%, 11/15/26	$350,000	$357,304
5.00%, 11/15/27	370,000	381,888

Buckeye Tobacco Settlement Financing Authority Revenue Refunding Bonds, Senior-Class 2, Series B-2, 5.00%, 6/01/55	900,000	785,314
Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue Refunding Bonds, Playhouse Square Foundation Project, 5.50%, 12/01/43	175,000	175,936
Cleveland-Cuyahoga County Port Authority Cultural Facility Revenue Bonds, Cleveland Museum of Natural History Project,
5.00%, 7/01/26	125,000	127,352
5.00%, 7/01/27	125,000	129,279
5.00%, 7/01/28	155,000	162,512

Cleveland-Cuyahoga County Port Authority Financing Senior Tax Allocation Increment Revenue Refunding Bonds, Flats East Bank Project, 4.00%, 12/01/55(d)	250,000	187,800
Conotton Valley Union Local School District COPS, School Facilities Project (FHLMC Insured), 4.00%, 12/01/42	500,000	458,815
Franklin County Convention Facilities Authority Hotel Project Revenue Bonds, Greater Columbus Convention Center,
5.00%, 12/01/34	170,000	170,002
5.00%, 12/01/36	305,000	301,358

Hamilton County Hospital Facilities Revenue Bonds, Cincinnati Children's Hospital Project, 5.00%, 11/15/41	250,000	272,614
	Par	Value
Ohio (Continued)

Marion County Health Care Facilities Revenue Refunding Bonds, United Church Homes, Inc., 5.13%, 12/01/49	$100,000	$74,597
Miami Valley Career Technology Center GO Unlimited Bonds, 4.00%, 12/01/37	250,000	243,931
Middleburg Heights Hospital Revenue Refunding Bonds, Southwest General Health Center, 4.00%, 8/01/41	500,000	457,152
Ohio State Air Quality Development Authority Variable Revenue Refunding Bonds (AMT), Dayton Power and Light Company Project, 4.25%, 6/01/27(a)(b)(c)	925,000	929,157
Ohio State Air Quality Development Authority Variable Revenue Refunding Bonds (AMT), Duke Energy Corp., Project, 4.25%, 6/01/27(a)(b)(c)	250,000	251,272
Ohio State Higher Educational Facilities Commission Revenue Refunding Bonds, Xavier University 2020 Project, 5.00%, 5/01/35	880,000	908,124
Ohio State Higher Educational Facility Commission Revenue Refunding Bonds, Otterbein University 2022 Project, 4.00%, 12/01/46	500,000	407,251
Ohio State Hospital Higher Educational Facilities Commission Variable Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, 1.45%, 1/01/43(a)(c)(e)	2,700,000	2,700,000
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Ohio (Continued)

Ohio State Hospital Revenue Refunding Bonds, Premier Health Partners Obligated Group, 5.00%, 11/15/26	$145,000	$147,373
Port of Greater Cincinnati Development Authority Subordinate Revenue Refunding Bonds, Duke Energy Convention Center Project (AGM Insured), 4.38%, 12/01/58	100,000	93,751
		9,722,782
Oklahoma – 2.1%
Carter County Public Facilities Authority Educational Facilities Lease Revenue Bonds, 5.00%, 9/01/28	1,230,000	1,267,717
Comanche County Hospital Authority Revenue Refunding Bonds, 5.00%, 7/01/29	570,000	569,969
Creek County Educational Facilities Authority Lease Revenue Bonds, Sapulpa Public Schools Project (BAM Insured), 4.13%, 9/01/48	250,000	232,581
Muskogee Industrial Trust Educational Facilities Lease Revenue Bonds, Muskogee Public Schools Project, 5.00%, 9/01/26	150,000	152,349
Oklahoma City Water Utilities Trust Utility System Revenue Bonds, 5.25%, 7/01/64	500,000	528,344
Oklahoma County Finance Authority Revenue Bonds, Exchange-Epworth Villa Project, 2.00%, 12/01/47	8,975	464
Oklahoma County Finance Authority Revenue Bonds, Exchange-Epworth Villa Project-B, 5.88%, 12/01/47	43,620	31,806
Oklahoma State Turnpike Authority Second Senior Revenue Bonds, Series C, 5.00%, 1/01/47	1,000,000	1,010,414
Oklahoma State Turnpike Authority Senior Lien Revenue Bonds, 5.50%, 1/01/53	475,000	501,834
	Par	Value
Oklahoma (Continued)
Oklahoma State Water Resources Board Revolving Fund Revenue Bonds, Drinking Water Program 2019 Master Trust, 4.00%, 4/01/48	$300,000	$278,530
Texas County Development Authority Educational Facilities Lease Revenue Bonds, Guymon Public Schools Project, 5.00%, 10/01/29	720,000	769,452
Tulsa County Industrial Authority Educational Facilities Lease Revenue Bonds, Berryhill Public Schools Project, 4.00%, 9/01/26	500,000	502,945
Washington County Educational Facilities Authority Lease Revenue Bonds, Dewey Public Schools Project, 5.00%, 9/01/29	435,000	451,734
		6,298,139
Oregon – 1.1%
Medford Hospital Facilities Authority Revenue Refunding Bonds, Series A, Asante Projects, 5.00%, 8/15/45	500,000	502,442
Oregon State Business Development Commission Variable Revenue Bonds, Series 232, Intel Corp. Project, 3.80%, 6/15/28(a)(b)(c)	500,000	501,493
Oregon State Facilities Authority Revenue Refunding Bonds, Samaritan Health Services, 5.00%, 10/01/30	300,000	313,626
Oregon State Facilities Authority Revenue Refunding Bonds, Series A, Legacy Health Project, 5.00%, 6/01/46	500,000	492,813
Port of Morrow GO Limited Refunding Bonds, Series D,
4.00%, 12/01/26	170,000	171,387
4.00%, 12/01/27	240,000	243,204

Port of Portland Airport Revenue Refunding Bonds, Series Thirty B (AMT), 5.00%, 7/01/27	500,000	515,541
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Oregon (Continued)

Port of Portland Airport Sustainable Revenue Bonds, Series Thirty (AMT), 5.25%, 7/01/49	$250,000	$256,052
Salem Hospital Facility Authority Revenue Refunding Bonds, Capital Manor Project, 5.00%, 5/15/27	260,000	262,866
		3,259,424
Pennsylvania – 4.0%
Allegheny County GO Unlimited Bonds, Series C-76, 5.00%, 11/01/41	500,000	504,359
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds, Forward Delivery, 5.00%, 5/01/42	250,000	251,744
Chester County IDA Revenue Bonds, Avon Grove Charter School, 5.00%, 3/01/27	500,000	506,171
Chester County IDA Sustainable Revenue Bonds, Longwood Gardens, 4.00%, 12/01/51	805,000	716,687
Commonwealth Financing Authority Taxable Revenue Refunding Bonds, Series B-1, 5.00%, 6/01/26	300,000	300,435
Cumberland County Municipal Authority Revenue Bonds, Penn State Health, 4.00%, 11/01/44	500,000	436,250
Cumberland County Municipal Authority Revenue Refunding Bonds, Asbury Pennsylvania Obligated, 4.50%, 1/01/40(d)	185,000	164,464
Geisinger Authority Health System Revenue Refunding Bonds, Geisinger Health System,
4.00%, 2/15/39	250,000	237,310
4.00%, 2/15/47	500,000	457,151

Geisinger Authority Health System Revenue Refunding Bonds, Geisinger Health System Obligation, 4.00%, 4/01/39	340,000	325,818
	Par	Value
Pennsylvania (Continued)

Lancaster County Hospital Authority Revenue Refunding Bonds, Masonic Villages Project, 5.00%, 11/01/30	$470,000	$490,641
Lancaster Municipal Authority Healthcare Facilities Revenue Refunding Bonds, Garden Spot Village Project, 5.00%, 5/01/30	200,000	209,364
Luzerne County IDA Revenue Refunding Bonds (AMT), Pennsylvania-American Water Co., Project, 2.45%, 12/03/29(a)(b)(c)	750,000	665,225
Montgomery County IDA Revenue Bonds, Acts Retirement-Life Communities, 5.00%, 11/15/45	500,000	496,674
Pennsylvania State Economic Development Financing Authority Parking System Revenue Refunding Bonds, Senior Insured Capitol Region (AGM Insured), 5.00%, 1/01/40	500,000	514,431
Pennsylvania State Economic Development Financing Authority Tax-Exempt Private Activity Revenue Bonds (AMT), The Penndot Major Bridges, 5.75%, 6/30/48	575,000	591,275
Pennsylvania State Economic Development Financing Authority UPMC Revenue Bonds, Series A-1, 4.00%, 4/15/45	500,000	441,048
Pennsylvania State Economic Development Financing Authority UPMC Revenue Bonds, Series A-2, 4.00%, 5/15/48	250,000	215,530
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Trustees of the University of Pennsylvania, Series A, 4.00%, 2/15/43	585,000	543,623
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Pennsylvania (Continued)

Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series B, 5.25%, 12/01/52	$250,000	$261,596
Pennsylvania State Turnpike Commission Subordinate Revenue Bonds, Series A (AGM Insured), 4.00%, 12/01/49	350,000	307,394
Philadelphia Airport Revenue Refunding Bonds, Series B (AMT),
5.00%, 7/01/30	475,000	484,315
5.00%, 7/01/33	400,000	405,218
5.00%, 7/01/35	155,000	156,387

Philadelphia Airport Revenue Refunding Bonds, Series C (AMT), 4.00%, 7/01/40	250,000	234,981
Philadelphia School District GO Limited Bonds, Series A (BAM, TCRS Insured State Aid Withholding),
4.00%, 9/01/39	500,000	479,395
4.00%, 9/01/40	500,000	480,556

Phoenixville Area School District GO Limited Bonds (State Aid Withholding), 4.00%, 11/15/40	250,000	245,229
Southcentral General Authority Revenue Bonds, York College of Pennsylvania Project,
5.00%, 5/01/27	300,000	307,527
5.00%, 5/01/28	215,000	222,830

Southeastern Pennsylvania Transportation Authority Revenue Bonds, Asset Improvement Program, 5.25%, 6/01/47	250,000	261,459
West Cornwall Township Municipal Authority Healthcare Facilities Revenue Refunding Bonds, Lebanon Valley Brethren Home Project,
4.00%, 11/15/26	125,000	123,463
4.00%, 11/15/27	130,000	127,556
		12,166,106
	Par	Value
Puerto Rico – 1.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Senior Lien Revenue Refunding Bonds, Series A, 5.00%, 7/01/30(d)	$250,000	$255,570
Puerto Rico Commonwealth Notes,
2.82%, 11/01/43(b)(c)	19,776	11,816
1.87%, 11/01/51(b)(c)	402,046	246,253
Puerto Rico Commonwealth Restructured GO Unlimited Bonds, Series A1,
5.63%, 7/01/27	309,847	315,921
5.63%, 7/01/29	1,058,875	1,100,629
5.75%, 7/01/31	57,185	60,627
4.00%, 7/01/33	54,226	51,773
4.00%, 7/01/35	48,742	45,366
4.00%, 7/01/37	106,285	97,431
4.00%, 7/01/41	56,878	48,420

Puerto Rico Commonwealth Restructured GO Unlimited CABS, Series A, 0.00%, 7/01/33(f)	69,785	46,764
Puerto Rico Sales Tax Financing Corp., Restructured TRB, Series A-1,
4.75%, 7/01/53	1,011,000	938,121
5.00%, 7/01/58	157,000	149,901

Puerto Rico Sales Tax Financing Corp., Revenue CABS, Series A-1, Restructured Bonds, 0.00%, 7/01/33(f)	500,000	351,032
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue CABS, Series A-1,
0.00%, 7/01/27(f)	225,000	205,691
0.00%, 7/01/46(f)	875,000	280,715
		4,206,030
Rhode Island – 0.2%
Rhode Island Commerce Corp., First Lien Special Facility Revenue Refunding Bonds, Rhode Island Airport Corp., International, 5.00%, 7/01/31	500,000	519,629
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
South Carolina – 0.5%
Connector 2000 Association, Inc., Toll Road Revenue CABS, Senior Series A-1,
0.00%, 1/01/32(f)	$354,582	$212,082
0.00%, 1/01/42(f)	228,148	64,972
0.00%, 7/22/51(f)	262,488	33,384

South Carolina State Jobs EDA Healthcare Revenue Bonds, Beaufort Memorial Hospital & South of Broad Healthcare Project, 5.00%, 11/15/31	280,000	289,414
South Carolina State Jobs EDA Hospital Revenue Refunding Bonds, Prisma Health Obligated Group, 5.00%, 5/01/38	400,000	403,476
South Carolina State Public Service Authority Revenue Bonds, Series E, Santee Cooper, 5.75%, 12/01/47	250,000	269,509
South Carolina State Public Service Authority Revenue Refunding Bonds, Series A, 4.00%, 12/01/36	350,000	341,715
		1,614,552
South Dakota – 0.1%
South Dakota State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A, Avera Health, 4.25%, 7/01/49	475,000	448,221
Tennessee – 0.9%
Knox County Health Educational & Housing Facility Board Student Housing Revenue Bonds, University of Tennessee Project, Series A-1 (BAM Insured), 5.50%, 7/01/54	250,000	262,088
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Vanderbilt University Medical Center, 5.00%, 7/01/40	400,000	400,507
Metropolitan Nashville Airport Authority Revenue Bonds, Series B (AMT), 5.00%, 7/01/26	600,000	610,937
	Par	Value
Tennessee (Continued)
Metropolitan Nashville Airport Authority Subordinate Revenue Bonds, Series B (AMT), 5.00%, 7/01/39	$1,000,000	$1,017,042
Tennergy Corp., Gas Revenue Bonds, Series A, 4.00%, 9/01/28(a)(b)(c)	500,000	498,955
		2,789,529
Texas – 9.3%
Arlington Higher Education Finance Corp., Revenue Bonds, Riverwalk Education Foundation (PSF, Gtd), 5.00%, 8/15/47	500,000	516,909
Austin Airport System Revenue Bonds, Series B (AMT), 5.00%, 11/15/26	595,000	609,123
Austin Convention Enterprises, Inc., Convention Center Revenue Refunding Bonds, First Tier, 5.00%, 1/01/32	625,000	621,467
Beaumont Waterworks & Sewer System Revenue Bonds (BAM Insured), 5.00%, 9/01/44	500,000	517,127
Bexar County Hospital District Certificates GO Limited Bonds, 4.00%, 2/15/43	250,000	230,185
Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds, 5.00%, 12/01/40	200,000	190,654
Central Texas Regional Mobility Authority Senior Lien Revenue Refunding Bonds, Series A, 5.00%, 1/01/49	500,000	503,751
Clifton Higher Educational Finance Corp. Revenue Refunding Bonds, Idea Public School (PSF, Gtd), 4.00%, 8/15/44	1,000,000	923,131
Clifton Higher Educational Finance Corp. Revenue Refunding Bonds, International Leadership of Texas (PSF, Gtd), 4.13%, 8/15/49	200,000	182,558
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)
Dallas Refunding GO Limited Bonds, Series B (AGM Insured), 4.00%, 2/15/43	$415,000	$390,646
Dallas Senior Lien Special Tax Variable Revenue Bonds, Fair Park Venue Project, 6.25%, 8/15/28(a)(b)(c)(d)	250,000	250,109
Denton County Permanent Improvement GO Limited Bonds, 4.00%, 7/15/43	285,000	269,873
Denton County Special Assessment Revenue Bonds, Green Meadows Public Improvement District, 6.13%, 12/31/55(d)	100,000	93,847
El Paso Texas Airport Revenue Bonds (AMT), 5.00%, 8/15/27	375,000	386,428
Fort Bend Independent School District Refunding GO Unlimited Bonds, Series A (PSF, Gtd), 5.00%, 8/15/31	500,000	550,821
Fort Bend Independent School District Variable GO Unlimited Refunding Bonds, Series B (PSF, Gtd), 0.72%, 8/01/26(a)(b)(c)	820,000	786,061
Grand Parkway Transportation Corp., System Toll Revenue Refunding Bonds, Grand Parkway System - First, 4.00%, 10/01/45	265,000	241,134
Greater Texoma Utility Authority Contract Revenue Bonds, Series A, City of Sherman Project (BAM Insured),
5.00%, 10/01/29	350,000	374,469
4.00%, 10/01/43	250,000	233,611

Harris County Cultural Education Facilities Finance Corp. Revenue Refunding Bonds, Memorial Hermann Health System, 5.00%, 7/01/29	255,000	271,566
Harris County Cultural Education Facilities Finance Corp. Revenue Refunding Bonds, Texas Children's Hospital, 5.00%, 10/01/31(a)(b)(c)	615,000	671,722
	Par	Value
Texas (Continued)

Harris County Cultural Education Facilities Finance Corp., Variable Revenue Refunding Bonds, Memorial Hermann Health, 5.00%, 12/01/28(a)(b)(c)	$570,000	$600,939
Harris County Cultural Educational Facilities Finance Corp., Revenue Refunding Bonds, Texas Children's Hospital, 4.00%, 10/01/38	350,000	336,956
Harris County Flood Control District GO Limited Bonds, Sustainability Bond, Series A, 4.00%, 9/15/43	250,000	233,677
Harris County Toll Road First Lien Revenue Bonds, Series A, 4.00%, 8/15/54	1,225,000	1,073,641
Harris County-Houston Sports Authority Second Lien Revenue Refunding Bonds, Series B (AGC Insured), 5.00%, 11/15/43	225,000	232,550
Housing Options, Inc., Multifamily Variable Revenue Bonds, The Culbreath, 3.75%, 11/01/28(a)(b)(c)	1,000,000	1,003,242
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines, Inc., Improvement Projects, 5.00%, 7/15/27	175,000	175,777
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines, Inc., Terminal, 5.00%, 7/01/27	125,000	125,549
Houston Airport System Subordinate Lien Revenue Refunding Bonds, Series A (AMT) (AGM Insured), 5.25%, 7/01/43	400,000	416,863
Houston Hotel Occupancy Tax & Special Revenue Refunding Bonds, Convention & Entertainment, 5.00%, 9/01/36	510,000	526,068
Katy Independent School District Variable GO Unlimited Bonds, Series C (PSF, Gtd), 4.00%, 8/15/26(a)(b)(c)	1,000,000	1,008,450
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)

Kilgore Independent School District GO Unlimited Bonds (PSF, Gtd), 3.00%, 2/15/41	$730,000	$600,226
Mansfield Independent School District GO Unlimited Bonds (PSF, Gtd), 4.00%, 2/15/54	125,000	111,649
Matagorda County Navigation District No. 1 Revenue Refunding Bonds (AMBAC Insured), 4.40%, 5/01/30	500,000	504,021
Midland Independent School District GO Unlimited Bonds (PSF, Gtd), 5.00%, 2/15/50	500,000	502,454
Montgomery County Toll Road Authority Senior Lien Revenue Bonds, 5.00%, 9/15/37	500,000	501,371
New Hope Cultural Educational Facilities Finance Corp., Retirement Facilities Revenue Refunding Bonds, Presbyterian Village North Project, 5.25%, 10/01/49	100,000	89,336
North Texas State Municipal Water District Water System Revenue Improvement & Refunding Bonds, 5.00%, 9/01/32	250,000	251,117
Northside Independent School District Variable Refunding GO Unlimited Bonds, Series B (PSF, Gtd), 3.45%, 8/01/27(a)(b)(c)	500,000	497,880
Odessa Junior College District Consolidated Revenue Bonds (AGM Insured), 4.00%, 7/01/27	435,000	441,981
Pasadena Independent School District GO Unlimited Bonds, Series A (PSF, Gtd), 4.00%, 2/15/32	700,000	700,026
Plano GO Limited Refunding Bonds, 4.00%, 9/01/43	300,000	275,820
Port Arthur Certificates GO Limited Bonds (BAM Insured), 5.00%, 2/15/27	345,000	356,083
	Par	Value
Texas (Continued)

Port Beaumont Navigation District Dock & Wharf Facility Revenue Refunding Bonds (AMT), Jefferson Gulf Coast Energy Project, 4.00%, 1/01/50(d)	$375,000	$297,134
Round Rock Independent School District Variable GO Unlimited Bonds, Series A (PSF, Gtd), 5.00%, 8/01/30(a)(b)(c)	1,000,000	1,071,576
San Antonio Airport System Subordinate Lien Revenue Refunding Bonds, Series A (AMT), 5.00%, 7/01/30	250,000	260,538
San Antonio Electric & Gas Revenue Refunding Bonds, Series D, 5.25%, 2/01/54	500,000	525,324
San Antonio Water Junior Lien Revenue Refunding Bonds, Series A, 5.00%, 5/15/43	500,000	506,909
Spring Independent School District GO Unlimited Refunding Bonds (PSF, Gtd), 5.00%, 8/15/32	250,000	250,964
Texas City Industrial Development Corp., Revenue Bonds, Series 2012, NRG Energy Project, 4.13%, 12/01/45	545,000	464,260
Texas State Municipal Gas Acquisition & Supply Corp., V Gas Supply Revenue Bonds, 5.00%, 1/01/34(a)(b)(c)	600,000	623,721
Texas State PFA Lease Revenue Refunding Bonds, 4.00%, 2/01/36	250,000	246,913
Texas State Private Activity Bond Surface Transportation Corp., Senior Lien Revenue Refunding Bonds, North Tarrant Express, 4.00%, 12/31/38	750,000	713,225
Texas State Private Activity Surface Transportation Corp., Senior Lien Revenue Refunding Bonds (AMT), 5.50%, 6/30/42	1,000,000	1,029,163
Texas State Transportation Commission First Tier Toll Revenue CABS, 0.00%, 8/01/29(f)	480,000	405,549
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)

Texas State Water Development Board Revenue Bonds, State Water Implementation Fund, 4.00%, 10/15/38	$510,000	$501,367
University of Houston Revenue Refunding Bonds, Series A, 5.00%, 2/15/47	250,000	257,915
University of North Texas Revenue Refunding Bonds, Series A, 5.00%, 4/15/27(h)	1,000,000	1,033,660
Upper Trinity Regional Water District Revenue Refunding Bonds (BAM Insured), 4.25%, 8/01/49	500,000	468,393
Waller Independent School District GO Unlimited Bonds (BAM Insured), 5.00%, 2/15/44	235,000	243,464
		28,280,943
Utah – 0.8%
Black Desert Public Infrastructure District Special Assessment Bonds, Black Desert Assessment Area, 5.63%, 12/01/53(d)	100,000	97,158
Cache County School District Building GO Unlimited Refunding Bonds (School Board Guaranty Program), 4.00%, 6/15/30	925,000	931,341
Mida Mountain Village Public Infrastructure District Tax Allocation Subordinate Revenue Bonds, Series 2, 5.50%, 6/15/39(d)	500,000	492,772
Utah County Hospital Revenue Bonds, Series A, IHC Health Services Inc., 4.00%, 5/15/45	500,000	442,941
Utah Municipal Power Agency Power Supply System Revenue Bonds, Series B, 5.00%, 7/01/38	500,000	504,272
		2,468,484
Virginia – 1.9%
Arlington County IDA Hospital Facilities Revenue Refunding Bonds, Virginia Hospital Center, 3.75%, 7/01/50	500,000	411,965
	Par	Value
Virginia (Continued)
Fairfax County GO Unlimited Bonds, Series A (State Aid Withholding), 2.00%, 10/01/41	$1,000,000	$667,750
Fairfax County IDA Health Care Revenue Refunding Bonds, Inova Health System, 4.00%, 5/15/48	250,000	228,882
Fairfax County IDA Health Care Revenue Refunding Bonds, Inova Health System Project, 3.50%, 5/15/39	525,000	486,578
Newport News EDA Residential Care Facilities Revenue Refunding Bonds, Lifespire of Virginia, 5.00%, 12/01/38	750,000	750,174
Virginia State Commonwealth Transportation Board Capital Projects Revenue Bonds, 3.00%, 5/15/37	1,000,000	870,697
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River Crossings OpCo, LLC Project,
4.00%, 7/01/32	275,000	267,732
4.00%, 1/01/37	660,000	617,818
Virginia State Small Business Financing Authority Senior Lien Revenue Refunding Bonds (AMT), 95 Express Lanes,
5.00%, 7/01/38	910,000	920,883
4.00%, 7/01/39	240,000	219,882
4.00%, 1/01/40	280,000	253,804
4.00%, 1/01/48	225,000	187,843
		5,884,008
Washington – 2.6%
Energy Northwest Electric Revenue Refunding Bonds, Columbia Generating Station, 4.00%, 7/01/42	1,515,000	1,431,705
King County Public Hospital District No. 1 GO Limited Tax Refunding Bonds, Valley Medical Center, 5.00%, 12/01/26	550,000	564,427
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Washington (Continued)
King County Sewer Revenue Refunding Bonds, Unrefunded Balance, 5.00%, 7/01/42	$120,000	$121,177
Port of Seattle Airport Intermediate Lien Revenue Bonds (AMT), 5.00%, 4/01/44	500,000	500,798
Port of Seattle Intermediate Lien Revenue Bonds, Series C (AMT), 5.00%, 5/01/28	250,000	255,807
Port of Seattle Intermediate Lien Revenue Refunding Bonds (AMT), 5.00%, 8/01/47	250,000	251,523
Port of Seattle Intermediate Lien Revenue Refunding Bonds, Series B (AMT),
5.25%, 7/01/43	315,000	329,615
5.25%, 7/01/44	365,000	378,694

Port of Seattle Washington Limited Tax Obligation Bonds, Series B (AMT), 5.00%, 6/01/49	325,000	330,019
Seattle Housing Authority Revenue Refunding Bonds, Northgate Plaza Project, 1.00%, 6/01/26	500,000	481,976
Seattle Municipal Light & Power Revenue Refunding Bonds, 4.00%, 9/01/40	500,000	471,885
Skagit County Public Hospital District No. 1 Revenue Improvement & Refunding Bonds, Skagit Regional Health,
5.00%, 12/01/27	500,000	507,858
5.00%, 12/01/28	440,000	446,044

Washington State Health Care Facilities Authority Revenue Bonds, Seattle Cancer Care Alliance, 4.00%, 12/01/40(d)	350,000	327,886
Washington State Health Care Facilities Authority Revenue Bonds, Series A, Providence Health & Services, 4.00%, 10/01/34	500,000	489,530
Washington State Higher Educational Facilities Authority Revenue Bonds, Seattle University Project, 4.00%, 5/01/50	250,000	213,696
	Par	Value
Washington (Continued)

Washington State Housing Finance Commission Nonprofit Revenue Bonds, Radford Court & Nordheim Court, 5.50%, 7/01/59	$400,000	$407,924
Washington State Housing Finance Commission Nonprofit Revenue Refunding Bonds, Emerald Heights Project, Series A, 5.00%, 7/01/26	285,000	287,310
		7,797,874
West Virginia – 0.4%
West Virginia State EDA Solid Waste Disposal Facilities Variable Revenue Refunding Bonds, Series 2015-A, Appalachian Power Company - Amos Project, 3.38%, 6/15/28(a)(b)(c)	750,000	740,317
West Virginia State Housing Development Fund Sustainable Revenue Bonds, Series A, 4.40%, 11/01/44	500,000	488,244
		1,228,561
Wisconsin – 2.2%
Milwaukee GO Unlimited Bonds, Promissory Notes, Series N3 (AGM Insured), 5.00%, 4/01/31	500,000	540,227
Milwaukee Metropolitan Sewerage District GO Unlimited Bonds, Green Bonds, Climate Bond Certified, 4.00%, 10/01/43	500,000	467,672
PFA Education Revenue Bonds, North Carolina Leadership Academy, 5.00%, 6/15/49(d)	100,000	91,984
PFA Educational Revenue Bonds, Piedmont Community Charter School,
5.00%, 6/15/39	490,000	490,204
5.00%, 6/15/49	150,000	142,261

PFA Exempt Facilities Revenue Refunding Bonds (AMT), National Gypsum Co., 4.00%, 8/01/35	370,000	347,527
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Wisconsin (Continued)

PFA Pollution Control Variable Revenue Refunding Bonds, Duke Energy Progress Project, 3.30%, 10/01/26(a)(b)(c)	$500,000	$493,775
PFA Project Revenue Bonds, CFP3 - Eastern Michigan University Housing Project (BAM Insured), 5.50%, 7/01/52	250,000	254,608
PFA Revenue Bonds, Roseman University, Unrefunded Balance, 5.00%, 4/01/50(d)	250,000	229,913
PFA Student Housing Revenue Bonds, Senior Series 2025-A, KSU Bixby Real Estate Foundation, 5.25%, 6/15/55	100,000	100,719
PFA Student Housing Revenue Bonds, Subordinate Series 2025-B, KSU Bixby Real Estate Foundation, 5.25%, 6/15/45	200,000	201,147
PFA Variable Revenue Refunding Bonds, Providence St. Joseph, Prerefunded, 4.00%, 10/01/30(a)(b)(c)(g)	145,000	150,714
PFA Variable Revenue Refunding Bonds, Providence St. Joseph, Unrefunded Balance, 4.00%, 10/01/30(a)(b)(c)	225,000	225,546
Public Financial Authority Solid Waste Disposal Revenue Refunding Bonds (AMT), Waste Management, Inc., Project, 2.88%, 5/01/27	495,000	481,354
Slinger Redevelopment Authority Revenue Bonds, Series A, Police Station Project,
5.00%, 3/01/29(h)	110,000	114,948
5.00%, 3/01/31(h)	50,000	53,234
5.00%, 3/01/32(h)	45,000	48,093

Wisconsin Center District TRB, CABS, Junior Dedicated, Series D (AGM Moral Obligation Insured), 0.00%, 12/15/45(f)	250,000	89,824
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series A, Unitypoint Health, 5.00%, 12/01/28	590,000	591,214
	Par	Value
Wisconsin (Continued)
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Three Pillars Senior Living Communities,
4.00%, 8/15/27	$100,000	$98,277
4.00%, 8/15/31	375,000	358,019

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Ascension Health Credit Group, 4.00%, 11/15/39	290,000	271,387
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Benevolent Corp., Cedar Community, 5.00%, 6/01/41	250,000	230,794
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Froedtert Health, Inc., Series A, 4.00%, 4/01/41	350,000	326,950
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Thedacare Inc., 4.00%, 12/15/49	350,000	302,586
		6,702,977
Wyoming – 0.2%
Sublette County Hospital District Revenue Bonds, Series A, Hospital Construction Project, 5.00%, 6/15/26	500,000	499,708
Total Municipal Bonds (Cost $279,799,642)		266,800,711

Par/Number of Shares
Short-Term Investments – 12.4%
Money Market Fund – 3.3%
Northern Institutional Funds - Treasury Portfolio (Premier),4.17%(i)	10,079,757	10,079,757
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal Bonds – 9.1%
California State Municipal Finance Authority Revenue Refunding Bonds, Series A, Eisenhower Medical Center, 5.00%, 7/01/25	650,000	$649,887

California State Municipal Finance Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Management, Inc., Project, 3.75%, 6/02/25(a)(b)(c)	500,000	499,837

California State Pollution Control Financing Authority Solid Waste Disposal Refunding Revenue Bonds, Series B-1 (AMT), Waste Management Inc. Project, 3.00%, 11/01/25	500,000	497,246

California State Pollution Control Financing Authority Solid Waste Disposal Revenue Refunding Bonds, Series A1 (AMT), Waste Management, Inc., 3.38%, 7/01/25	1,500,000	1,498,005

Central Plains Energy Project Gas Supply Revenue Refunding Bonds, 4.00%, 8/01/25(a)(b)(c)	1,000,000	1,000,059

Central Southwest Community College District COPS, 5.00%, 3/01/26	225,000	228,177

Chicago Heights Multifamily Variable Revenue Bonds, Olympic Village Apartments Project (FHA Insured, Housing & Urban Development Sector 8 Program), 2.88%, 8/01/25(a)(b)(c)	500,000	497,998

Chicago O'Hare International Airport Senior Lien General Revenue Bonds, Series D (AMT), 5.00%, 1/01/26	140,000	141,381

City of Shakopee Senior Housing Revenue Bonds, Benedictine Living Community of Shakopee LLC Project, 5.85%, 11/01/25(a)(b)(c)(d)	250,000	249,340
	Par/Number of Shares	Value
Municipal Bonds (Continued)

City of Valley Center GO Unlimited Temporary Notes, Series 1, 4.38%, 12/01/25	485,000	$485,035

Clayton Town NANS, Series B, 2.00%, 6/01/25	225,000	224,428

Cleveland-Cuyahoga County Port Authority Cultural Facility Revenue Bonds, Cleveland Museum of Natural History Project, 5.00%, 7/01/25	125,000	125,250

Colorado Educational & Cultural Authority Revenue Refunding Bonds, Prospect Ridge Academy Project (Moral Obligation Insured), 5.00%, 3/15/26	510,000	515,947

Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, University of Hartford, 5.00%, 7/01/25	260,000	259,850

Cuyahoga Metropolitan Housing Authority MFH Variable Revenue Bonds, Wade Park Apartments (FHA Insured, Housing & Urban Development Sector 8 Program), 4.75%, 12/01/25(a)(b)(c)	350,000	352,102

Dallas-Fort Worth International Airport Revenue Refunding Bonds, Series B, 5.00%, 11/01/25	400,000	403,336

Douglas County Hospital Authority No. 2 Revenue Bonds, Children's Hospital Obligated Group, 5.00%, 11/15/25(a)(b)(c)	600,000	601,827

Foothill Eastern Transportation Corridor Agency Toll Road Junior Lien Revenue Bonds, Series C, 5.00%, 1/15/26	200,000	202,366

Fort Wayne Redevelopment Authority Lease Rental Revenue Refunding Bonds, Grand Wayne Center Project (State Intercept Program), 4.00%, 2/01/26	760,000	764,142

Gretna COPS, 5.00%, 12/15/25	500,000	500,476
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal Bonds (Continued)

Illinois State GO Unlimited Bonds, 5.50%, 5/01/25	45,000	$45,000

Illinois State HDA MFH Variable Revenue Bonds, 6900 Crandon (FHA Insured, Housing & Urban Development Sector 8 Program), 5.00%, 2/01/26(a)(b)(c)	400,000	404,290

Illinois State HDA MFH Variable Revenue Bonds, Marshall Field Garden (FNMA LOC), (SIFMA Municipal Swap Index Yield + 1.00%), 3.78%, 5/15/25(a)(c)	500,000	500,171

Illinois State HDA MFH Variable Revenue Bonds, South Shore HHDC (Housing & Urban Development Sector 8 Program), 5.00%, 2/01/26(a)(b)(c)	670,000	677,185

Illinois State Sports Facilities Authority State Tax Supported Revenue CABS (AMBAC Insured), 0.00%, 6/15/25(f)	95,000	94,509

Indiana Bond Bank Revenue CABS, Hamilton Co., Projects, 0.00%, 7/15/25(f)	450,000	446,175

Iowa State Finance Authority Solid Waste Facilities Variable Revenue Bonds, Sustainable Gevo NW RNG (AMT) (Citibank N.A. LOC), 3.88%, 4/01/26(a)(b)(c)	1,000,000	997,025

Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series A-1, 4.00%, 6/01/25(a)(b)(c)	500,000	500,176

Kermit Independent School District GO Unlimited Bonds (PSF, Gtd), 5.00%, 2/15/26	325,000	329,690

Klamath Falls Intercommunity Hospital Authority Revenue Refunding Bonds, Sky Lakes Medical Center Project, 4.00%, 9/01/25	550,000	549,617
	Par/Number of Shares	Value
Municipal Bonds (Continued)

Laurel Highlands School District GO Limited Refunding Bonds (BAM State Aid Withholding), 4.00%, 2/01/26	350,000	$351,885

Louisiana Public Facilities Authority Revenue Refunding Bonds, Loyola University Project, 5.00%, 10/01/25	250,000	251,005

Lower Alabama Gas District Gas Project Revenue Bonds, 4.00%, 12/01/25(a)(b)(c)	500,000	500,215

Lowville GO Limited BANS, 5.38%, 8/21/25	700,000	700,411

Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Adventist Healthcare, 4.00%, 1/01/26	875,000	873,249

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Lasell University, 4.00%, 7/01/25	235,000	234,447

Massachusetts State Development Financing Agency Variable Revenue Bonds, Partners Healthcare System, (SIFMA Municipal Swap Index Yield + 0.60%), 3.38%, 1/29/26(a)(c)(d)	1,000,000	999,975

Milwaukee Corp., Purpose GO Unlimited Bonds, Series B3, 4.00%, 4/01/26	1,000,000	1,000,430

Mission Economic Development Corp., Solid Waste Disposal Variable Revenue Refunding Bonds (AMT), Republic Services, 4.10%, 5/01/25(a)(b)(c)	1,000,000	1,000,000

Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, 5.00%, 2/15/26	200,000	200,774
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal Bonds (Continued)

Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Webster University Project, 5.00%, 4/01/26	500,000	$490,821

Mobile IDB PCR Bonds, Alabama Power Company Barry Plant Project, 1.00%, 6/26/25(a)(b)(c)	1,000,000	995,092

Mobile IDB Pollution Control Variable Revenue Bonds, Alabama Power Company Barry Plant, 3.30%, 3/12/26(a)(b)(c)	500,000	499,481

New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series L-2 (SonyMA Insured), 0.75%, 11/01/25	260,000	260,000

Newman-Crows Landing Unified School District GO Unlimited CABS, 0.00%, 8/01/25(f)	250,000	247,889

Niagara Frontier Transportation Authority Revenue Refunding Bonds (AMT), Buffalo Niagara International Airport, 5.00%, 4/01/26	250,000	252,794

North Carolina State Capital Facilities Finance Agency Educational Facilities Revenue Refunding Bonds, High Point University, 5.00%, 5/01/25	240,000	240,000

Northern University Board of Trustees Revenue Bonds, Auxiliary Facilities System (BAM Insured), 5.00%, 10/01/25	325,000	326,521

Ohio State Higher Educational Facility Commission Healthcare Revenue Bonds, Ashtabula County Medical Center Obligated Group, 5.00%, 1/01/26	100,000	100,415

Osceola County Florida Transportation Revenue Refunding CABS, Series A-2, 0.00%, 10/01/25(f)	125,000	122,858
	Par/Number of Shares	Value
Municipal Bonds (Continued)

Pennsylvania State Housing Finance Agency SFM Revenue Refunding Bonds (AMT), Series 125A, 2.38%, 10/01/25	125,000	$123,972

Port of Portland Airport Revenue Refunding Bonds, Portland International Airport (AMT), 5.00%, 7/01/25	750,000	751,599

Puerto Rico Commonwealth Restructured GO Unlimited Bonds, Series A1, 5.38%, 7/01/25	80,086	80,218

Saint James Parish Variable Revenue Bonds, Nustar Logistics, 5.85%, 6/01/25(a)(b)(c)(d)	525,000	525,384

Sangamon Logan & Menard Counties Community Unit School District No. 15 GO Unlimited Bonds, Series B (BAM Insured), 5.00%, 12/01/25	300,000	302,311

South Dakota State Board of Regents Housing & Auxiliary Facilities System Revenue Refunding Bonds, 4.00%, 4/01/26	375,000	377,326

Springfield Refunding GO Unlimited Bonds, 5.00%, 12/01/25	450,000	454,065

Tampa Hospital Revenue Bonds, H. Lee Moffitt Cancer Center, 5.00%, 7/01/25	150,000	150,249

Virginia HDA Variable Revenue Bonds, Series F, 3.63%, 4/01/26(a)(b)(c)	200,000	199,602

West Cornwall Township Municipal Authority Healthcare Facilities Revenue Refunding Bonds, Lebanon Valley Brethren Home Project, 4.00%, 11/15/25	115,000	114,346

West Virginia State EDA Solid Waste Disposal Facilities Variable Revenue Bonds, Appalachian Power Company-Amos Project, 3.75%, 6/01/25(a)(b)(c)	500,000	499,872
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal Bonds (Continued)

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Rogers Memorial Hospital, Inc., 5.00%, 7/01/25	385,000	$385,209
		27,852,942
Total Short-Term Investments (Cost $38,096,260)		37,932,699
Total Investments – 99.8% (Cost $317,895,902)		304,733,410
Other Assets less Liabilities – 0.2%		699,159
NET ASSETS – 100.0%		$305,432,569

Percentages shown are based on Net Assets.

(a)	Maturity date represents the puttable date.
(b)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(c)	Variable or floating rate security. Rate as of April 30, 2025 is disclosed.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025, these securities had a total value of $11,557,989 or 3.78%
of net assets.

(e)
Rate is determined by a Remarketing Agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(f)	Zero coupon bond.
(g)	Maturity date represents the prerefunded date.
(h)	When-issued security. Coupon rate was not yet in effect at April 30, 2025.
(i)	7-day current yield as of April 30, 2025 is disclosed.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
EDA	Economic Development Administration
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	Government Obligation
GTD	Guaranteed
HDA	Housing Development Authority
HHDC	Hispanic Housing Development Corporation
IBC	Insured Bond Certificates
IDA	Industrial Development Association
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
IDB	Industrial Development Board
LLC	Limited Liability Company
LOC	Letter of Credit
MFH	Multifamily Housing
MTA	Metropolitan Transportation Authority
NATL	National Interstate Insurance
PCR	Pollution Control Revenue
PFA	Public Finance Authority
PSF	Permanent School Fund
Q-SBLF	Qualified School Band Loan Fund
SFM	Single Family Mortgage
SIFMA	Securities Industry and Financial Markets Association
SonyMA	State of New York Mortgage Agency
TCRS	Transferable Custodial Receipts
TRB	Tax Revenue Bonds
Valuation Hierarchy
The following is a summary of the inputs used, as of April 30, 2025, in valuing the Fund's investments carried at fair value:
Morningstar Municipal Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Municipal Bonds	$—	$266,800,711	$—	$266,800,711
Short-Term Investments	10,079,757	27,852,942	—	37,932,699
Total Investments	$10,079,757	$294,653,653	$—	$304,733,410
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments
Morningstar Defensive Bond Fund

	Par	Value
Asset-Backed Securities – 9.2%
Consumer Services – 0.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.36%, 6/20/30(a)	$125,000	$127,684
Other – 9.1%
ABPCI Direct Lending Fund ABS I Ltd., Series 2020-1A, Class B, 4.94%, 12/20/30(a)	570,069	551,578
ABPCI Direct Lending Fund ABS II LLC,
Series 2022-2A, Class A1, (3M CME Term SOFR + 2.10%, 2.10% Floor), 6.38%, 3/01/32(a)(b)	195,725	192,253
Series 2022-2A, Class C, 8.24%, 3/01/32(a)	816,976	780,192

Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class A, 5.23%, 12/20/30(a)	467,000	474,996
Cerberus Loan Funding XL LLC, Series 2023-1A, Class A, (3M CME Term SOFR + 2.40%, 2.40% Floor), 6.66%, 3/22/35(a)(b)	250,000	250,286
Cerberus Loan Funding XLI LLC, Series 2023-2A, Class A1, (3M CME Term SOFR + 2.55%, 2.55% Floor), 6.81%, 7/15/35(a)(b)	419,000	429,616
Cerberus Loan Funding XLIII LLC, Series 2023-4A, Class A, (3M CME Term SOFR + 2.43%, 2.43% Floor), 6.68%, 10/15/35(a)(b)	451,000	451,333
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, 3.30%, 12/26/51(a)	412,000	392,312
Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.48%, 4/15/49(a)	104,000	97,819
Diamond Issuer LLC, Series 2021-1A, Class C, 3.79%, 11/20/51(a)	282,000	259,493
Elm Trust,
Series 2020-3A, Class A2, 2.95%, 8/20/29(a)	21,594	21,372
	Par	Value
Other (Continued)
Elm Trust,
Series 2020-3A, Class B, 4.48%, 8/20/29(a)	$57,831	$56,995
Series 2020-4A, Class A2, 2.29%, 10/20/29(a)	27,621	27,331
Series 2020-4A, Class B, 3.87%, 10/20/29(a)	98,369	96,788
Ford Credit Floorplan Master Owner Trust,
Series 2024-2, Class A, 5.24%, 4/15/31(a)	374,000	385,544
Series 2024-4, Class A, 4.40%, 9/15/31(a)	197,000	196,645

Fortress Credit Opportunities IX CLO Ltd., Series 2017-9A, Class A1TR, (3M CME Term SOFR + 1.81%, 1.55% Floor), 6.11%, 10/15/33(a)(b)	954,000	955,846
GMF Floorplan Owner Revolving Trust, Series 2024-2A, Class A, 5.06%, 3/15/31(a)	342,000	350,595
Golub Capital Partners ABS Funding Ltd.,
Series 2020-1A, Class A2, 3.21%, 1/22/29(a)	62,123	61,602
Series 2020-1A, Class B, 4.50%, 1/22/29(a)	160,245	155,341
Series 2021-1A, Class A2, 2.77%, 4/20/29(a)	110,477	109,353
Series 2021-1A, Class B, 3.82%, 4/20/29(a)	293,963	289,280
Series 2021-2A, Class B, 3.99%, 10/19/29(a)	743,214	714,011

Golub Capital Partners CLO 46M Ltd., Series 2019-46A, Class A1R, (3M CME Term SOFR + 1.81%, 1.81% Floor), 6.08%, 4/20/37(a)(b)	343,000	342,367
Hotwire Funding LLC, Series 2023-1A, Class A2, 5.69%, 5/20/53(a)	115,000	115,524
MMAF Equipment Finance LLC, Series 2024-A, Class A4, 5.10%, 7/13/49(a)	132,000	135,003
Monroe Capital ABS Funding Ltd.,
Series 2021-1A, Class A2, 2.82%, 4/22/31(a)	218,604	214,914
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)
Monroe Capital ABS Funding Ltd.,
Series 2021-1A, Class B, 3.91%, 4/22/31(a)	$132,109	$129,539
Progress Residential Trust,
Series 2021-SFR11, Class A, 2.28%, 1/17/39(a)	120,439	113,773
Series 2024-SFR3, Class A, 3.00%, 6/17/41(a)	130,861	122,102
Series 2024-SFR4, Class A, 3.10%, 7/17/41(a)	602,000	564,579
Series 2024-SFR5, Class A, 3.00%, 8/09/29(a)	105,000	98,218

SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(a)	154,523	144,605
Toyota Auto Loan Extended Note Trust, Series 2024-1A, Class A, 5.16%, 11/25/36(a)	409,000	421,076
VCP RRL ABS I Ltd.,
Series 2021-1A, Class A, 2.15%, 10/20/31(a)	158,808	152,091
Series 2021-1A, Class B, 2.85%, 10/20/31(a)	146,483	136,020

Verizon Master Trust, Series 2024-7, Class A, 4.35%, 8/20/32(a)	233,000	231,547
WEPCO Environmental Trust Finance I LLC, Series 2021-1, Class A, 1.58%, 12/15/35	74,074	65,816
		10,287,755
Total Asset-Backed Securities (Cost $10,531,733)		10,415,439

	Number of Shares
Common Stocks – 1.3%
Real Estate Services – 0.3%
Copper Property CTL Pass Through Trust(c)	25,536	301,581
Telecommunications – 0.1%
Windstream Corp. PAC(d)*	3,665	59,098
	Number of Shares	Value
Transportation & Logistics – 0.9%
PHI Group, Inc.	44,387	$1,064,844
Total Common Stocks (Cost $1,040,621)		1,425,523

	Par
Corporate Bonds – 4.3%
Asset Management – 0.9%
Blue Owl Credit Income Corp., 7.95%, 6/13/28	$468,000	493,685
HPS Corporate Lending Fund, 6.75%, 1/30/29	207,000	213,131
Oaktree Strategic Credit Fund, 8.40%, 11/14/28	313,000	337,108
		1,043,924
Commercial Support Services – 0.1%
VT Topco, Inc., 8.50%, 8/15/30(a)	100,000	104,638
Electric Utilities – 1.4%
Consumers 2023 Securitization Funding LLC, 5.21%, 9/01/30	197,000	201,891
DTE Electric Securitization Funding II LLC, 5.97%, 3/01/32	227,270	240,497
PG&E Recovery Funding LLC,
5.05%, 7/15/32	280,249	285,963
4.84%, 6/01/33(e)	324,000	323,927

Texas Electric Market Stabilization Funding N LLC, 4.27%, 8/01/34(a)	83,285	82,981
Virginia Power Fuel Securitization LLC, 4.88%, 5/01/31	424,000	433,118
		1,568,377
Gas & Water Utilities – 0.4%
Kansas Gas Service Securitization I LLC, 5.49%, 8/01/32	371,850	384,077
Health Care Facilities & Services – 0.3%
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(a)	359,000	378,275
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Real Estate Investment Trusts – 0.2%
SBA Tower Trust,
1.63%, 11/15/26(a)	$117,000	$111,378
2.33%, 1/15/28(a)	151,000	141,187
		252,565
Retail - Discretionary – 0.1%
Evergreen Acqco 1 L.P./TVI, Inc., 9.75%, 4/26/28(a)	100,000	103,245
Specialty Finance – 0.4%
Midcap Financial Issuer Trust, 6.50%, 5/01/28(a)	461,000	440,084
Telecommunications – 0.5%
Consolidated Communications, Inc., 6.50%, 10/01/28(a)	180,000	176,704
Frontier Communications Holdings LLC,
5.88%, 10/15/27(a)	137,000	136,845
6.00%, 1/15/30(a)(e)	214,000	214,759
		528,308
Total Corporate Bonds (Cost $4,676,024)		4,803,493

Mortgage-Backed Securities – 25.1%
Commercial Mortgage-Backed Securities – 2.3%
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A5, 2.76%, 5/15/53(a)	540,000	495,779
Benchmark Mortgage Trust, Series 2024-V11, Class A3, 5.91%, 11/15/57	126,000	132,004
BMO Mortgage Trust, Series 2024-5C7, Class A3, 5.57%, 11/15/57	126,000	130,131
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class E, (1M CME Term SOFR + 2.11%, 2.00% Floor), 6.44%, 9/15/36(a)(b)	242,000	238,067
Series 2021-VOLT, Class F, (1M CME Term SOFR + 2.51%, 2.40% Floor), 6.84%, 9/15/36(a)(b)	370,000	362,311

BX Trust, Series 2019-OC11, Class A, 3.20%, 12/09/41(a)	418,000	387,808
	Par	Value
Commercial Mortgage-Backed Securities (Continued)

CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.67%, 4/15/42(a)(f)	$291,000	$294,250
ROCK Trust, Series 2024-CNTR, Class A, 5.39%, 11/13/41(a)	209,000	212,882
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 7/15/41(a)	455,000	397,283
		2,650,515
Federal Home Loan Mortgage Corporation – 11.6%
Multifamily Structured Pass Through Certificates,
Series K094, Class A2, 2.90%, 6/25/29	532,000	508,274
Series K095, Class A2, 2.79%, 6/25/29	725,000	689,799
Series K096, Class A2, 2.52%, 7/25/29	774,000	727,900
Series K097, Class A2, 2.51%, 7/25/29	359,000	337,061
Series K099, Class A2, 2.60%, 9/25/29	155,000	145,814
Series K101, Class A2, 2.52%, 10/25/29	404,000	378,210
Series K102, Class A2, 2.54%, 10/25/29	271,000	253,973
Series K103, Class A2, 2.65%, 11/25/29	382,000	359,166
Series K104, Class A2, 2.25%, 1/25/30	118,000	108,843
Series K105, Class A2, 1.87%, 1/25/30	100,000	90,458
Series K106, Class A2, 2.07%, 1/25/30	100,000	91,224
Series K107, Class A2, 1.64%, 1/25/30	100,000	89,628
Series K108, Class A2, 1.52%, 3/25/30	100,000	88,823
Series K109, Class A2, 1.56%, 4/25/30	151,000	133,823
Series K111, Class A2, 1.35%, 5/25/30	100,000	87,507
Series K114, Class A2, 1.37%, 6/25/30	100,000	87,143
Series K116, Class A2, 1.38%, 7/25/30	100,000	87,051
Series K117, Class A2, 1.41%, 8/25/30	493,000	428,653
Series K120, Class A2, 1.50%, 10/25/30	140,000	121,600
Series K151, Class A3, 3.51%, 4/25/30	183,000	177,637
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Federal Home Loan Mortgage Corporation (Continued)
Multifamily Structured Pass Through Certificates,
Series K751, Class A2, 4.41%, 3/25/30	$504,000	$508,983
Series K752, Class A2, 4.28%, 7/25/30	136,000	136,528
Series K754, Class A2, 4.94%, 11/25/30	545,000	562,888
Pool,
1.50%, 11/01/35 - 1/01/42	5,650,114	4,795,965
1.00%, 7/01/36 - 10/01/36	158,438	138,718
2.00%, 8/01/40 - 8/01/42	898,525	773,171
4.00%, 10/01/40 - 11/01/40	175,725	169,829
(2.13% - 30D Average SOFR, 2.13% Floor, 6.66% Cap), 1.66%, 9/01/51(b)	76,236	67,973
(30D Average SOFR + 2.13%, 2.13% Floor, 7.56% Cap), 2.56%, 3/01/52(b)	100,744	92,261
(30D Average SOFR + 2.14%, 2.14% Floor, 7.54% Cap), 2.54%, 5/01/52(b)	67,693	61,862
(2.18% - 30D Average SOFR, 2.18% Floor, 7.16% Cap), 2.16%, 7/01/52(b)	663,498	598,473
(30D Average SOFR + 2.22%, 2.22% Floor, 8.31% Cap), 3.31%, 11/01/52(b)	86,643	81,588
(2.18% - 30D Average SOFR, 2.18% Floor, 7.16% Cap), 2.16%, 5/01/53(b)	98,524	88,883

Real Estate Mortgage Investment Conduits, Series 4162, Class P, 3.00%, 2/15/33	61,883	60,463
		13,130,172
Federal National Mortgage Association – 8.2%
Interest STRIP, Series 284, Class 1, 0.00%, 7/25/27(g)	21,354	20,545
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
1.50%, 12/01/35 - 3/01/42	$5,347,388	$4,599,337
1.00%, 4/01/36 - 3/01/37	2,306,457	1,985,322
2.00%, 11/01/40 - 8/01/42	1,391,402	1,195,822
2.50%, 5/01/41	130,133	114,924
3.50%, 4/01/44	261,808	243,524
4.00%, 6/01/45 - 3/01/48	679,503	656,235
(2.07% - 30D Average SOFR, 2.07% Floor, 6.97% Cap), 1.97%, 8/01/51(b)	204,519	185,428
(2.33% - 30D Average SOFR, 2.33% Floor, 6.89% Cap), 1.89%, 4/01/52(b)	186,333	167,502

Real Estate Mortgage Investment Conduits, Series 2012-144, Class PD, 3.50%, 4/25/42	60,912	60,228
		9,228,867
Government National Mortgage Association – 0.4%
Pool,
Series 2012-150, Class IO, 0.44%, 11/16/52(f)(h)	553,873	5,003
Series 2015-108, Class IO, 0.34%, 10/16/56(f)(h)	37,621	232
Series 2015-7, Class IO, 0.49%, 1/16/57(f)(h)	871,490	22,216
Series 2020-42, Class IO, 0.94%, 3/16/62(f)(h)	1,368,070	92,417
Series 2020-43, Class IO, 1.27%, 11/16/61(f)(h)	882,309	69,379
Series 2020-71, Class IO, 1.10%, 1/16/62(f)(h)	1,179,719	87,695
Series 2020-75, Class IO, 0.87%, 2/16/62(f)(h)	2,182,294	137,342
		414,284
Whole Loan – 2.6%
GS Mortgage-Backed Securities Trust,
Series 2021-PJ10, Class A8, 2.50%, 3/25/52(a)(f)	72,003	63,742
Series 2021-PJ4, Class A8, 2.50%, 9/25/51(a)(f)	64,923	57,907
Series 2021-PJ5, Class A8, 2.50%, 10/25/51(a)(f)	231,375	206,158
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Whole Loan (Continued)
GS Mortgage-Backed Securities Trust,
Series 2021-PJ6, Class A8, 2.50%, 11/25/51(a)(f)	$133,188	$118,378
Series 2021-PJ7, Class A8, 2.50%, 1/25/52(a)	239,558	214,121
Series 2022-PJ2, Class A24, 3.00%, 6/25/52(a)	116,484	105,472
Series 2022-PJ3, Class A24, 3.00%, 8/25/52(a)(f)	76,382	69,246
Series 2022-PJ5, Class A22, 2.50%, 10/25/52(a)(f)	587,491	521,844
JP Morgan Mortgage Trust,
Series 2021-10, Class A4, 2.50%, 12/25/51(a)(f)	352,764	313,596
Series 2021-10, Class A4A, 2.00%, 12/25/51(a)(f)	131,408	114,224
Series 2021-11, Class A4, 2.50%, 1/25/52(a)(f)	443,017	395,883
Series 2021-13, Class A4, 2.50%, 4/25/52(a)(f)	110,434	99,147
Series 2021-15,Class A4, 2.50%, 6/25/52(a)(f)	70,610	62,772
Series 2021-6, Class A4, 2.50%, 10/25/51(a)(f)	88,930	79,441
Series 2021-7, Class A4, 2.50%, 11/25/51(a)(f)	75,513	67,340
Series 2021-8, Class A4, 2.50%, 12/25/51(a)(f)	74,348	66,338
Series 2022-3, Class A4A, 2.50%, 8/25/52(a)(f)	74,723	66,082
Series 2024-3, Class A4, 3.00%, 5/25/54(a)	239,574	216,395

PRET Trust, Series 2024-RPL1, Class A1, 3.90%, 10/25/63(a)(f)	84,700	81,249
		2,919,335
Total Mortgage-Backed Securities (Cost $28,436,053)		28,343,173
	Par	Value

Municipal Bonds – 0.1%
Texas – 0.1%
Texas Natural Gas Securitization Finance Corp., Taxable Customer Rate Relief Revenue Bonds, 5.10%, 4/01/35	$88,267	$90,104
Total Municipal Bonds (Cost $88,267)		90,104

Term Loans – 0.0%(b)(i)
Retail - Discretionary – 0.0%(i)
J.C. Penney Corp., Inc., Term Loan(c)(d)(j)	228,931	23
Total Term Loans (Cost $—)		23

U.S. Government Obligations – 4.8%
U.S. Treasury Notes – 4.8%
4.38%, 12/31/29	4,185,000	4,304,011
4.25%, 1/31/30	193,000	197,501
4.63%, 9/30/30	883,000	919,182
Total U.S. Government Obligations (Cost $5,215,464)		5,420,694

	Number of Shares
Investment Companies – 40.0%
iShares 0-5 Year High Yield Corporate Bond ETF	58,578	2,479,021
Schwab Short-Term U.S. Treasury ETF(k)	1,668,926	40,821,930
Vanguard Short-Term Inflation-Protected Securities ETF(e)	35,418	1,778,338
Total Investment Companies (Cost $44,854,351)		45,079,289

	Par/Number of Shares
Short-Term Investments – 16.4%
Money Market Funds – 15.4%
Northern Institutional Funds - Liquid Assets Portfolio, 4.37%(l)(m)	331,507	331,507

Northern Institutional Funds - Treasury Portfolio (Premier), 4.17%(l)	16,987,605	16,987,605
		17,319,112
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par/Number of Shares	Value
U.S. Treasury Bills – 1.0%
U.S. Treasury Bill,3.67%, 5/08/25(n)	1,147,000	$1,146,062
Total Short-Term Investments (Cost $18,465,178)		18,465,174
Total Investments – 101.2% (Cost $113,307,691)		114,042,912
Liabilities less Other Assets – (1.2)%		(1,381,659)
NET ASSETS – 100.0%		$112,661,253

Percentages shown are based on Net Assets.

(a)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025, these securities had a total value of $17,547,434 or 15.58%
of net assets.

(b)	Variable or floating rate security. Rate as of April 30, 2025 is disclosed.
(c)
Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations.
At April 30, 2025, the value of restricted securities (excluding 144A issues) amounted to $301,603 or 0.27% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Copper Property CTL Pass Through Trust	11/27/18-2/12/21	$499,686
J.C. Penney Corp., Inc., Term Loan	2/12/21-4/29/22	—

(d)	Investment is valued using significant unobservable inputs (Level 3).
(e)	Security either partially or fully on loan. (See Note 6.)
(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of April 30, 2025 is disclosed.

(g)	Zero coupon bond.
(h)	Security is an Interest Only Strip.
(i)	Amount rounds to less than 0.05%.
(j)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(k)
Fair value of this security exceeds 25% of the Fund's Net Assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(l)	7-day current yield as of April 30, 2025 is disclosed.
(m)	Security purchased with the cash proceeds from securities loaned. (See Note 6.)
(n)	Discount rate at the time of purchase.
*	Non-income producing security

Abbreviations:

1M	1 Month
3M	3 Month
30D	30 Day
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
ETF	Exchange-Traded Fund
IO	Interest Only
L.P.	Limited Partnership
LLC	Limited Liability Company
SOFR	United States Secured Overnight Financing Rate
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
STRIP	Separate Trading of Registered Interest and Principal
Valuation Hierarchy
The following is a summary of the inputs used, as of April 30, 2025, in valuing the Fund's investments carried at fair value:
Morningstar Defensive Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$10,415,439	$—	$10,415,439
Common Stocks	1,064,844	301,581	59,098	1,425,523
Corporate Bonds	—	4,803,493	—	4,803,493
Mortgage-Backed Securities	—	28,343,173	—	28,343,173
Municipal Bonds	—	90,104	—	90,104
Term Loans	—	—	23	23
U.S. Government Obligations	—	5,420,694	—	5,420,694
Investment Companies	45,079,289	—	—	45,079,289
Short-Term Investments	17,319,112	1,146,062	—	18,465,174
Total Investments	$63,463,245	$50,520,546	$59,121	$114,042,912
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments
Morningstar Multisector Bond Fund

	Number of Shares	Value
Common Stocks – 1.5%
Aerospace & Defense – 0.1%
Lockheed Martin Corp.	231	$110,360
Northrop Grumman Corp.	50	24,325
		134,685
Asset Management – 0.0%(a)
Blackrock, Inc.	19	17,371
Banking – 0.0%(a)
JP Morgan Chase & Co.	97	23,728
Biotechnology & Pharmaceuticals – 0.2%
AbbVie, Inc.	318	62,042
BioMarin Pharmaceutical, Inc.*	2,307	146,933
Bristol-Myers Squibb Co.	971	48,744
Merck & Co., Inc.	1,360	115,872
		373,591
Cable & Satellite – 0.1%
Altice USA, Inc., Class A*	16,055	39,816
Comcast Corp., Class A	2,244	76,745
		116,561
Chemicals – 0.0%(a)
Linde PLC	53	24,021
Construction Materials – 0.1%
Cemex S.A.B. de C.V. ADR (Mexico)	21,218	130,915
Containers & Packaging – 0.0%(a)
Packaging Corp. of America	290	53,827
Diversified Industrials – 0.0%(a)
Emerson Electric Co.	765	80,409
Electric Utilities – 0.0%(a)
Duke Energy Corp.	539	65,769
Engineering & Construction – 0.0%(a)
Mcdermott International Ltd.*	15	260
Entertainment Content – 0.1%
Paramount Global, Class B	12,753	149,720
Health Care Facilities & Services – 0.1%
Elevance Health, Inc.	164	68,975
UnitedHealth Group, Inc.	194	79,819
		148,794
Household Products – 0.1%
Colgate-Palmolive Co.	693	63,887
	Number of Shares	Value
Household Products (Continued)
Kimberly-Clark Corp.	356	$46,914
Procter & Gamble (The) Co.	356	57,875
		168,676
Industrial Support Services – 0.0%(a)
Fastenal Co.	78	6,316
Institutional Financial Services – 0.0%(a)
Morgan Stanley	614	70,868
Internet Media & Services – 0.1%
Alphabet, Inc., Class A	594	94,327
Leisure Facilities & Services – 0.0%(a)
Royal Caribbean Cruises Ltd.	137	29,443
Machinery – 0.0%(a)
Deere & Co.	36	16,688
Medical Equipment & Devices – 0.1%
Abbott Laboratories	273	35,695
Thermo Fisher Scientific, Inc.	131	56,199
		91,894
Oil & Gas Supply Chain – 0.1%
Battalion Oil Corp.*	363	468
Exxon Mobil Corp.	609	64,329
Williams (The) Cos., Inc.	866	50,722
		115,519
Retail - Consumer Staples – 0.0%(a)
Costco Wholesale Corp.	29	28,840
Walmart, Inc.	243	23,632
		52,472
Retail - Discretionary – 0.0%(a)
Home Depot (The), Inc.	66	23,792
Semiconductors – 0.1%
Broadcom, Inc.	437	84,109
Microchip Technology, Inc.	430	19,815
QUALCOMM, Inc.	593	88,037
		191,961
Software – 0.1%
Microsoft Corp.	238	94,072
Salesforce, Inc.	353	94,855
		188,927
Specialty Finance – 0.1%
Mastercard, Inc., Class A	157	86,045
Technology Hardware – 0.0%(a)
Apple, Inc.	312	66,300
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Number of Shares	Value
Transportation & Logistics – 0.1%
Union Pacific Corp.	108	$23,291
United Parcel Service, Inc., Class B	795	75,764
		99,055
Total Common Stocks (Cost $3,036,181)		2,621,934

	Par(b)
Convertible Bonds – 0.9%
Electric Utilities – 0.0%(a)
Evergy, Inc., 4.50%, 12/15/27	$38,000	44,984
Pinnacle West Capital Corp., 4.75%, 6/15/27(c)	16,000	18,077
		63,061
Electrical Equipment – 0.0%(a)
Itron, Inc., 1.38%, 7/15/30(c)	31,000	33,793
Engineering & Construction – 0.0%(a)
Fluor Corp., 1.13%, 8/15/29	45,000	47,340
Food – 0.0%(a)
Post Holdings, Inc., 2.50%, 8/15/27	39,000	45,925
Institutional Financial Services – 0.1%
Coinbase Global, Inc., 0.25%, 4/01/30	66,000	65,571
Internet Media & Services – 0.0%(a)
Uber Technologies, Inc., 0.88%, 12/01/28	35,000	45,868
IT Services – 0.1%
Parsons Corp., 2.63%, 3/01/29	69,000	72,726
Leisure Facilities & Services – 0.1%
Carnival Corp., 5.75%, 12/01/27	53,000	84,747
NCL Corp. Ltd.,
1.13%, 2/15/27	63,000	59,518
0.88%, 4/15/30(c)	17,000	16,065
		160,330
Medical Equipment & Devices – 0.0%(a)
Merit Medical Systems, Inc., 3.00%, 2/01/29(c)	11,000	14,003
	Par(b)	Value
Oil & Gas Supply Chain – 0.0%(a)
Northern Oil & Gas, Inc., 3.63%, 4/15/29	$59,000	$56,516
Real Estate Owners & Developers – 0.0%(a)
Sunac China Holdings Ltd., 1.00%, 9/30/32(c)	21,898	2,327
Retail - Discretionary – 0.0%(a)
Freshpet, Inc., 3.00%, 4/01/28	25,000	32,838
Semiconductors – 0.1%
Wolfspeed, Inc.,
0.25%, 2/15/28	15,000	4,815
1.88%, 12/01/29	275,000	77,137
		81,952
Software – 0.2%
Datadog, Inc., 0.00%, 12/01/29(c)(d)	142,000	127,656
Guidewire Software, Inc., 1.25%, 11/01/29(c)	55,000	60,473
Nutanix, Inc., 0.25%, 10/01/27	47,000	62,392
Snowflake, Inc., 0.00%, 10/01/29(c)(d)	74,000	91,797
Vertex, Inc., 0.75%, 5/01/29(c)	29,000	37,755
		380,073
Specialty Finance – 0.0%(a)
Global Payments, Inc., 1.50%, 3/01/31	60,000	53,160
Technology Hardware – 0.1%
InterDigital, Inc., 3.50%, 6/01/27	19,000	49,614
Seagate HDD Cayman, 3.50%, 6/01/28	46,000	58,190
		107,804
Telecommunications – 0.2%
EchoStar Corp., 3.88%, 11/30/30(e)	250,996	270,599
Total Convertible Bonds (Cost $1,657,231)		1,533,886

Number of Shares
Convertible Preferred Stocks – 0.1%
Aerospace & Defense – 0.1%
Boeing (The) Co., 6.00%	2,532	155,414
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Number of Shares	Value
Asset Management – 0.0%(a)
Apollo Global Management, Inc., 6.75%	350	$25,242
Electric Utilities – 0.0%(a)
PG&E Corp., 6.00%	1,008	43,838
Total Convertible Preferred Stocks (Cost $197,171)		224,494

	Par(b)
Corporate Bonds – 41.6%
Advertising & Marketing – 0.3%
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(c)	$495,000	440,550
Aerospace & Defense – 0.8%
Axon Enterprise, Inc.,
6.13%, 3/15/30(c)	110,000	111,914
6.25%, 3/15/33(c)	45,000	45,865
Boeing (The) Co.,
5.71%, 5/01/40	47,000	45,626
5.93%, 5/01/60	21,000	19,369
7.01%, 5/01/64	115,000	122,940

General Dynamics Corp., 4.95%, 8/15/35(f)	31,000	31,103
HEICO Corp., 5.25%, 8/01/28	53,000	54,132
L3Harris Technologies, Inc.,
5.40%, 7/31/33	66,000	67,042
5.35%, 6/01/34	72,000	72,626

Lockheed Martin Corp., 5.20%, 2/15/64	63,000	57,177
Northrop Grumman Corp., 5.15%, 5/01/40	52,000	50,040
RTX Corp.,
4.45%, 11/16/38	50,000	45,346
4.80%, 12/15/43	7,000	6,206
5.38%, 2/27/53	38,000	35,694
TransDigm, Inc.,
6.75%, 8/15/28(c)	300,000	306,028
4.63%, 1/15/29	115,000	110,611
6.38%, 3/01/29(c)	235,000	239,397
		1,421,116
Asset Management – 0.3%
Ameriprise Financial, Inc.,
5.70%, 12/15/28	44,000	46,078
5.20%, 4/15/35	52,000	52,064

BlackRock Funding, Inc., 5.25%, 3/14/54	100,000	94,612
	Par(b)	Value
Asset Management (Continued)

Blackstone Holdings Finance Co. LLC, 2.00%, 1/30/32(c)	$101,000	$83,230
Citadel L.P.,
6.00%, 1/23/30(c)	35,000	35,617
6.38%, 1/23/32(c)	67,000	68,929

Nuveen LLC, 5.55%, 1/15/30(c)	20,000	20,731
TPG Operating Group II L.P., 5.88%, 3/05/34	54,000	54,483
		455,744
Automotive – 0.8%
American Honda Finance Corp.,
4.40%, 9/05/29	27,000	26,870
5.20%, 3/05/35	44,000	43,897

Ford Motor Credit Co. LLC, 4.00%, 11/13/30	200,000	178,007
General Motors Co., 6.25%, 10/02/43	69,000	65,082
General Motors Financial Co., Inc.,
(3M USD LIBOR + 3.60%), 5.75%, 9/30/27(g)(h)	275,000	255,956
2.35%, 1/08/31	86,000	73,048
5.63%, 4/04/32	76,000	75,416
6.10%, 1/07/34	38,000	38,185
5.90%, 1/07/35	32,000	31,757
Hyundai Capital America,
5.68%, 6/26/28(c)	53,000	54,018
6.10%, 9/21/28(c)	86,000	88,883
5.15%, 3/27/30(c)	61,000	60,927
5.40%, 3/29/32(c)	88,000	87,193
Toyota Motor Credit Corp.,
5.55%, 11/20/30	119,000	125,024
4.60%, 10/10/31	66,000	65,758
5.35%, 1/09/35	53,000	54,292
		1,324,313
Banking – 2.0%
Bank of America Corp.,
(3M CME Term SOFR + 1.30%), 3.42%, 12/20/28(h)	85,000	82,672
(SOFR + 1.06%), 2.09%, 6/14/29(h)	6,000	5,588
(3M CME Term SOFR + 1.44%), 3.19%, 7/23/30(h)	34,000	32,076
(3M CME Term SOFR + 1.45%), 2.88%, 10/22/30(h)	40,000	37,115
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Banking (Continued)
Bank of America Corp.,
(3M CME Term SOFR + 1.25%), 2.50%, 2/13/31(h)	$9,000	$8,147
(SOFR + 2.15%), 2.59%, 4/29/31(h)	106,000	95,776
(SOFR + 1.32%), 2.69%, 4/22/32(h)	177,000	156,552
(SOFR + 1.22%), 2.30%, 7/21/32(h)	91,000	78,198
(SOFR + 1.33%), 2.97%, 2/04/33(h)	184,000	161,763
(SOFR + 1.83%), 4.57%, 4/27/33(h)	61,000	59,099
(SOFR + 1.91%), 5.29%, 4/25/34(h)	44,000	44,120
(SOFR + 1.84%), 5.87%, 9/15/34(h)	70,000	72,934
(SOFR + 1.74%), 5.52%, 10/25/35(h)	104,000	102,007
(SOFR + 1.70%), 5.74%, 2/12/36(h)	119,000	118,744
(SOFR + 1.93%), 2.68%, 6/19/41(h)	7,000	4,961

First Citizens BancShares, Inc., (5Y US Treasury CMT + 1.97%), 6.25%, 3/12/40(h)	74,000	70,550
First Horizon Corp., (SOFR + 1.77%), 5.51%, 3/07/31(h)	191,000	192,086
Huntington Bancshares, Inc., (5Y US Treasury CMT + 1.70%), 6.14%, 11/18/39(h)	151,000	149,315
JP Morgan Chase & Co.,
(SOFR + 1.89%), 2.18%, 6/01/28(h)	23,000	22,009
(3M CME Term SOFR + 1.21%), 3.51%, 1/23/29(h)	69,000	67,323
(3M CME Term SOFR + 1.59%), 4.45%, 12/05/29(h)	165,000	164,794
(SOFR + 1.31%), 5.01%, 1/23/30(h)	67,000	68,118
(5Y US Treasury CMT + 2.15%), 6.50%, 4/01/30(g)(h)	235,000	234,825
(SOFR + 1.13%), 5.00%, 7/22/30(h)	60,000	60,867
(3M CME Term SOFR + 1.51%), 2.74%, 10/15/30(h)	25,000	23,129
(SOFR + 1.04%), 4.60%, 10/22/30(h)	67,000	66,955
	Par(b)	Value
Banking (Continued)
JP Morgan Chase & Co.,
(SOFR + 1.01%), 5.14%, 1/24/31(h)	$29,000	$29,616
(SOFR + 1.07%), 1.95%, 2/04/32(h)	45,000	38,635
(SOFR + 1.81%), 6.25%, 10/23/34(h)	39,000	41,887
(SOFR + 1.49%), 5.77%, 4/22/35(h)	67,000	69,445
(SOFR + 1.68%), 5.57%, 4/22/36(h)	226,000	231,159
(SOFR + 1.55%), 5.53%, 11/29/45(h)	5,000	4,924
KeyCorp,
(SOFR Index + 2.06%), 4.79%, 6/01/33(h)	45,000	42,766
(SOFR Index + 2.42%), 6.40%, 3/06/35(h)	137,000	143,511

PNC Financial Services Group (The), Inc., (SOFR Index + 2.14%), 6.04%, 10/28/33(h)	73,000	76,276
Regions Financial Corp., (SOFR + 2.06%), 5.50%, 9/06/35(h)	80,000	78,341
Truist Financial Corp.,
(SOFR + 2.30%), 6.12%, 10/28/33(h)	39,000	40,780
(SOFR + 2.36%), 5.87%, 6/08/34(h)	78,000	79,914
Wells Fargo & Co.,
(SOFR + 2.02%), 5.39%, 4/24/34(h)	22,000	22,090
(SOFR + 2.06%), 6.49%, 10/23/34(h)	18,000	19,358
(SOFR + 1.78%), 5.50%, 1/23/35(h)	53,000	53,408
(SOFR + 1.74%), 5.61%, 4/23/36(h)	295,000	299,553
(SOFR + 2.53%), 3.07%, 4/30/41(h)	21,000	15,447
(3M CME Term SOFR + 4.50%), 5.01%, 4/04/51(h)	48,000	42,225
(SOFR + 2.13%), 4.61%, 4/25/53(h)	41,000	33,947
		3,543,005
Beverages – 0.1%
Coca-Cola (The) Co.,
5.20%, 1/14/55	38,000	36,332
5.40%, 5/13/64	25,000	24,246
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Beverages (Continued)

Constellation Brands, Inc., 4.80%, 5/01/30	$60,000	$60,105
Keurig Dr. Pepper, Inc., 4.60%, 5/15/30	58,000	57,997
		178,680
Biotechnology & Pharmaceuticals – 1.4%
AbbVie, Inc.,
3.20%, 11/21/29	79,000	75,301
4.88%, 3/15/30	64,000	65,409
5.05%, 3/15/34	70,000	70,589
4.05%, 11/21/39	66,000	57,176
4.63%, 10/01/42	17,000	15,101
5.35%, 3/15/44	41,000	39,655
5.60%, 3/15/55	42,000	41,688
5.50%, 3/15/64	65,000	62,462
Amgen, Inc.,
2.45%, 2/21/30	28,000	25,466
5.25%, 3/02/30	41,000	42,167
2.30%, 2/25/31	13,000	11,437
5.25%, 3/02/33	53,000	53,559
3.15%, 2/21/40	82,000	62,067
5.65%, 3/02/53	43,000	41,272
5.75%, 3/02/63	53,000	50,403
Bausch Health Cos., Inc.,
4.88%, 6/01/28(c)	440,000	357,346
11.00%, 9/30/28(c)	95,000	89,338
Bristol-Myers Squibb Co.,
5.55%, 2/22/54	48,000	46,243
6.40%, 11/15/63	60,000	63,983
Eli Lilly & Co.,
4.75%, 2/12/30	74,000	75,868
4.60%, 8/14/34	49,000	48,294
5.55%, 3/15/37	46,000	48,510
5.00%, 2/09/54	46,000	42,726
5.05%, 8/14/54	56,000	52,198
5.50%, 2/12/55	13,000	13,034
5.20%, 8/14/64	73,000	68,486
Gilead Sciences, Inc.,
4.80%, 11/15/29	85,000	86,492
5.10%, 6/15/35	77,000	77,277
Johnson & Johnson,
4.85%, 3/01/32	49,000	50,206
5.00%, 3/01/35	53,000	54,069
3.63%, 3/03/37	46,000	40,861
5.85%, 7/15/38	34,000	37,142
2.10%, 9/01/40	33,000	22,555
Pfizer Investment Enterprises Pte. Ltd.,
4.65%, 5/19/30	33,000	33,416
5.30%, 5/19/53	69,000	63,895
5.34%, 5/19/63	128,000	116,157
	Par(b)	Value
Biotechnology & Pharmaceuticals (Continued)
Royalty Pharma PLC,
1.75%, 9/02/27	$89,000	$83,462
5.15%, 9/02/29	44,000	44,458

Utah Acquisition Sub, Inc., 5.25%, 6/15/46	18,000	13,667
Viatris, Inc., 3.85%, 6/22/40	47,000	32,961
		2,376,396
Cable & Satellite – 3.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/01/28(c)	445,000	434,166
5.38%, 6/01/29(c)	210,000	205,420
6.38%, 9/01/29(c)	145,000	146,299
4.75%, 3/01/30(c)	780,000	736,347
4.25%, 2/01/31(c)	25,000	22,588
Charter Communications Operating LLC/Charter Communications Operating Capital,
3.90%, 6/01/52	42,000	26,602
4.40%, 12/01/61	57,000	37,013
Comcast Corp.,
5.30%, 6/01/34	40,000	40,646
5.65%, 6/15/35	52,000	54,021
6.50%, 11/15/35	11,000	12,184
3.20%, 7/15/36	55,000	45,554
3.25%, 11/01/39	58,000	44,886
5.65%, 6/01/54	54,000	52,137
2.94%, 11/01/56	40,000	23,220
5.50%, 5/15/64	52,000	47,826
CSC Holdings LLC,
7.50%, 4/01/28(c)	475,000	347,890
11.25%, 5/15/28(c)	510,000	498,533
5.75%, 1/15/30(c)	900,000	451,385
4.63%, 12/01/30(c)	200,000	92,506
3.38%, 2/15/31(c)	200,000	133,522

Directv Financing LLC, 8.88%, 2/01/30(c)	375,000	357,818
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 2/15/31(c)	565,000	535,052
DISH DBS Corp.,
7.75%, 7/01/26	355,000	308,567
5.25%, 12/01/26(c)	445,000	404,946
5.75%, 12/01/28(c)	190,000	159,570

DISH Network Corp., 11.75%, 11/15/27(c)	55,000	57,802
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Cable & Satellite (Continued)
Time Warner Cable LLC,
7.30%, 7/01/38	$300,000	$313,119
5.88%, 11/15/40	185,000	168,581
		5,758,200
Chemicals – 0.7%
Ashland, Inc., 3.38%, 9/01/31(c)	525,000	455,522
Celanese U.S. Holdings LLC, 6.75%, 4/15/33	165,000	154,883
Chemours (The) Co.,
5.75%, 11/15/28(c)	445,000	403,090
4.63%, 11/15/29(c)	130,000	108,859

Dow Chemical (The) Co., 4.38%, 11/15/42	59,000	46,470
Eastman Chemical Co., 5.00%, 8/01/29	45,000	45,341
Sherwin-Williams (The) Co., 4.80%, 9/01/31	37,000	37,042
		1,251,207
Commercial Support Services – 0.6%
Clean Harbors, Inc.,
4.88%, 7/15/27(c)	20,000	19,697
5.13%, 7/15/29(c)	45,000	44,184
6.38%, 2/01/31(c)	105,000	106,953
GFL Environmental, Inc.,
4.00%, 8/01/28(c)	85,000	80,968
4.38%, 8/15/29(c)	70,000	66,812
6.75%, 1/15/31(c)	60,000	62,370

Paychex, Inc., 5.10%, 4/15/30	36,000	36,539
Republic Services, Inc.,
2.90%, 7/01/26	35,000	34,497
4.88%, 4/01/29	28,000	28,498
2.38%, 3/15/33	82,000	68,679

Rollins, Inc., 5.25%, 2/24/35(c)	70,000	69,834
TriNet Group, Inc., 3.50%, 3/01/29(c)	245,000	223,473
Waste Management, Inc.,
4.95%, 3/15/35	166,000	165,280
5.35%, 10/15/54	41,000	39,343
		1,047,127
Communications – 0.1%
iHeartCommunications, Inc.,
7.75%, 8/15/30(c)	155,750	111,029
7.00%, 1/15/31(c)	48,000	32,400
		143,429
	Par(b)	Value
Construction Materials – 0.3%
Quikrete Holdings, Inc., 6.38%, 3/01/32(c)	$420,000	$422,367
Vulcan Materials Co., 4.95%, 12/01/29	95,000	95,983
		518,350
Consumer Cyclical – 0.1%
Saks Global Enterprises LLC, 11.00%, 12/15/29(c)	310,000	188,027
Containers & Packaging – 0.1%
Mauser Packaging Solutions Holding Co., 7.88%, 4/15/27(c)	30,000	30,079
Packaging Corp. of America, 5.70%, 12/01/33	44,000	45,321
Sonoco Products Co., 5.00%, 9/01/34	60,000	57,383
		132,783
Diversified Industrials – 0.2%
GrafTech Finance, Inc., 4.63%, 12/23/29(c)	130,000	76,278
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29(c)	95,000	71,250
Honeywell International, Inc.,
4.75%, 2/01/32	88,000	88,024
5.00%, 3/01/35	40,000	39,836
5.25%, 3/01/54	47,000	44,067
		319,455
E-Commerce Discretionary – 0.0%(a)
Amazon.com, Inc., 2.10%, 5/12/31	54,000	47,774
Electric – 0.1%
Trans-Allegheny Interstate Line Co., 5.00%, 1/15/31(c)	88,000	89,518
Electric Utilities – 2.7%
AES (The) Corp.,
5.45%, 6/01/28	41,000	41,629
5.80%, 3/15/32	73,000	72,793
Alabama Power Co.,
5.85%, 11/15/33	36,000	38,257
5.10%, 4/02/35	83,000	83,331
3.75%, 3/01/45	33,000	25,366
4.30%, 7/15/48	30,000	24,576
3.45%, 10/01/49	26,000	18,176

Ameren Corp., 5.00%, 1/15/29	77,000	78,118
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Electric Utilities (Continued)

American Electric Power Co., Inc., 5.63%, 3/01/33	$18,000	$18,445
Arizona Public Service Co., 5.70%, 8/15/34	41,000	41,612
Black Hills Corp., 6.00%, 1/15/35	35,000	36,148
CenterPoint Energy Houston Electric LLC, 5.05%, 3/01/35	35,000	34,736
CenterPoint Energy, Inc., 5.40%, 6/01/29	40,000	41,196
CMS Energy Corp., (5Y US Treasury CMT + 4.12%), 4.75%, 6/01/50(h)	70,000	65,558
Commonwealth Edison Co., 5.90%, 3/15/36	43,000	45,211
Consolidated Edison Co. of New York, Inc.,
4.63%, 12/01/54	30,000	24,732
4.00%, 11/15/57	24,000	17,117
Consumers Energy Co.,
4.90%, 2/15/29	72,000	73,405
5.05%, 5/15/35	37,000	37,105
DTE Energy Co.,
4.95%, 7/01/27	30,000	30,309
5.85%, 6/01/34	48,000	49,473
Duke Energy Carolinas LLC,
4.25%, 12/15/41	18,000	15,243
3.75%, 6/01/45	6,000	4,558

Duke Energy Corp., 3.15%, 8/15/27	32,000	31,162
Duke Energy Florida LLC,
2.40%, 12/15/31	35,000	30,664
5.88%, 11/15/33	29,000	30,682
5.95%, 11/15/52	29,000	29,339
Duke Energy Ohio, Inc.,
5.25%, 4/01/33	22,000	22,350
3.70%, 6/15/46	44,000	32,344
4.30%, 2/01/49	35,000	27,664
5.65%, 4/01/53	15,000	14,422
Duke Energy Progress LLC,
4.10%, 5/15/42	32,000	26,363
4.10%, 3/15/43	22,000	17,913
4.20%, 8/15/45	45,000	36,651
Entergy Arkansas LLC,
2.65%, 6/15/51	14,000	8,148
5.75%, 6/01/54	42,000	41,250

Entergy Texas, Inc., 5.80%, 9/01/53	20,000	19,621
	Par(b)	Value
Electric Utilities (Continued)

Evergy Kansas Central, Inc., 5.25%, 3/15/35	$59,000	$59,446
Eversource Energy,
5.45%, 3/01/28	44,000	45,081
5.95%, 2/01/29	47,000	49,006
1.65%, 8/15/30	62,000	52,969
5.13%, 5/15/33	34,000	33,511
5.50%, 1/01/34	32,000	32,004
5.95%, 7/15/34	56,000	58,001
Exelon Corp.,
5.15%, 3/15/28	40,000	40,848
4.95%, 6/15/35	48,000	45,893

FirstEnergy Corp., 3.90%, 7/15/27	70,000	69,191
FirstEnergy Pennsylvania Electric Co., 5.20%, 4/01/28(c)	36,000	36,699
Florida Power & Light Co.,
5.40%, 9/01/35	24,000	24,505
5.65%, 2/01/37	20,000	20,728
5.80%, 3/15/65	80,000	80,524
Indiana Michigan Power Co.,
3.85%, 5/15/28	22,000	21,627
6.05%, 3/15/37	12,000	12,654

IPALCO Enterprises, Inc., 4.25%, 5/01/30	52,000	49,586
Liberty Utilities Co., 5.87%, 1/31/34(c)	85,000	86,371
MidAmerican Energy Co.,
4.80%, 9/15/43	15,000	13,568
4.40%, 10/15/44	23,000	19,424
Mississippi Power Co.,
4.75%, 10/15/41	11,000	9,373
4.25%, 3/15/42	26,000	21,658

Monongahela Power Co., 5.85%, 2/15/34(c)	56,000	57,599
National Rural Utilities Cooperative Finance Corp.,
4.12%, 9/16/27	30,000	30,017
3.40%, 2/07/28	22,000	21,524
4.95%, 2/07/30	29,000	29,556
5.00%, 2/07/31	36,000	36,840
2.75%, 4/15/32	24,000	20,852
4.02%, 11/01/32	41,000	38,591
4.15%, 12/15/32	39,000	36,899
5.80%, 1/15/33	7,000	7,336
5.00%, 8/15/34	69,000	68,676
4.40%, 11/01/48	71,000	58,274
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Electric Utilities (Continued)

New York State Electric & Gas Corp., 5.30%, 8/15/34(c)	$37,000	$37,046
NextEra Energy Capital Holdings, Inc.,
2.25%, 6/01/30	54,000	48,077
5.30%, 3/15/32	53,000	54,079
5.45%, 3/15/35	49,000	49,352
(5Y US Treasury CMT + 2.46%), 6.75%, 6/15/54(h)	33,000	33,336
(5Y US Treasury CMT + 2.05%), 6.38%, 8/15/55(h)	60,000	60,126
Niagara Mohawk Power Corp.,
1.96%, 6/27/30(c)	48,000	41,922
5.66%, 1/17/54(c)	67,000	63,241

Northern States Power Co., 5.65%, 6/15/54	30,000	29,693
NRG Energy, Inc.,
5.25%, 6/15/29(c)	10,000	9,881
3.88%, 2/15/32(c)	119,000	106,438
6.00%, 2/01/33(c)	125,000	123,688
NSTAR Electric Co.,
5.40%, 6/01/34	30,000	30,594
5.20%, 3/01/35	71,000	70,990
5.50%, 3/15/40	61,000	61,104

Oklahoma Gas and Electric Co., 5.80%, 4/01/55	51,000	50,178
Oncor Electric Delivery Co. LLC,
4.50%, 3/20/27(c)	132,000	132,864
5.35%, 4/01/35(c)	36,000	36,451
5.55%, 6/15/54	63,000	60,096
5.80%, 4/01/55(c)	72,000	71,112
Pacific Gas and Electric Co.,
4.45%, 4/15/42	52,000	40,984
4.30%, 3/15/45	46,000	34,817

PacifiCorp, 4.10%, 2/01/42	71,000	55,974
PECO Energy Co.,
4.90%, 6/15/33	26,000	26,107
5.25%, 9/15/54	50,000	46,845

PPL Capital Funding, Inc., 5.25%, 9/01/34	32,000	31,997
PPL Electric Utilities Corp., 4.85%, 2/15/34	55,000	54,538
Public Service Co. of Oklahoma, 5.20%, 1/15/35	75,000	73,778
	Par(b)	Value
Electric Utilities (Continued)
Public Service Electric and Gas Co.,
5.20%, 3/01/34	$44,000	$44,933
4.85%, 8/01/34	23,000	22,825
5.50%, 3/01/40	44,000	44,669
3.80%, 3/01/46	5,000	3,830
5.50%, 3/01/55	32,000	31,104
Public Service Enterprise Group, Inc.,
2.45%, 11/15/31	55,000	47,818
5.40%, 3/15/35	19,000	19,083

San Diego Gas & Electric Co., 5.40%, 4/15/35	62,000	62,574
Southern California Edison Co.,
4.05%, 3/15/42	60,000	45,717
4.00%, 4/01/47	33,000	23,654

Southwestern Electric Power Co., 5.30%, 4/01/33	34,000	33,847
Southwestern Public Service Co.,
5.30%, 5/15/35	60,000	59,730
6.00%, 6/01/54	25,000	25,039

Tucson Electric Power Co., 5.20%, 9/15/34	31,000	30,974
Virginia Electric and Power Co., 5.70%, 8/15/53	15,000	14,620
Vistra Operations Co. LLC, 5.70%, 12/30/34(c)	107,000	106,498
Xcel Energy, Inc., 5.60%, 4/15/35	50,000	50,487
		4,777,208
Electric, Gas Marketing & Trading – 0.1%
Jersey Central Power & Light Co., 5.10%, 1/15/35(c)	95,000	93,630
Electrical Equipment – 0.4%
Amphenol Corp., 5.38%, 11/15/54	49,000	47,593
Carrier Global Corp., 2.72%, 2/15/30	16,000	14,773
Sensata Technologies B.V., 4.00%, 4/15/29(c)	260,000	239,177
Sensata Technologies, Inc.,
4.38%, 2/15/30(c)	20,000	18,442
3.75%, 2/15/31(c)	250,000	218,531
6.63%, 7/15/32(c)	230,000	227,866
		766,382
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Engineering & Construction – 0.1%
Arcosa, Inc.,
4.38%, 4/15/29(c)	$75,000	$70,501
6.88%, 8/15/32(c)	90,000	91,709
		162,210
Entertainment Content – 0.5%
AppLovin Corp., 5.95%, 12/01/54	41,000	39,152
Netflix, Inc.,
5.88%, 11/15/28	94,000	99,151
4.88%, 6/15/30(c)	37,000	37,780
5.40%, 8/15/54	50,000	48,513
Paramount Global,
3.70%, 6/01/28	65,000	63,193
5.25%, 4/01/44	45,000	34,355
4.95%, 5/19/50	32,000	23,597
(5Y US Treasury CMT + 4.00%), 6.38%, 3/30/62(h)(i)	415,000	399,199

Time Warner Cable Enterprises LLC, 8.38%, 7/15/33	16,000	18,212
Warnermedia Holdings, Inc.,
3.76%, 3/15/27	27,000	26,275
5.14%, 3/15/52	133,000	90,927
5.39%, 3/15/62	53,000	36,054
		916,408
Food – 0.9%
Cargill, Inc., 5.13%, 2/11/35(c)	20,000	20,042
Hershey (The) Co., 5.10%, 2/24/35	6,000	6,054
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 6/01/29(c)	70,000	53,461
Lamb Weston Holdings, Inc.,
4.88%, 5/15/28(c)	50,000	49,289
4.38%, 1/31/32(c)	335,000	306,899
Mars, Inc.,
4.80%, 3/01/30(c)	73,000	73,891
5.00%, 3/01/32(c)	48,000	48,385
5.20%, 3/01/35(c)	81,000	81,318
2.38%, 7/16/40(c)	66,000	45,870
5.65%, 5/01/45(c)	69,000	68,523
5.70%, 5/01/55(c)	96,000	94,624
5.80%, 5/01/65(c)	83,000	81,761

McCormick & Co., Inc., 4.70%, 10/15/34	51,000	48,845
Post Holdings, Inc.,
5.50%, 12/15/29(c)	60,000	58,890
	Par(b)	Value
Food (Continued)
Post Holdings, Inc.,
4.63%, 4/15/30(c)	$45,000	$42,417
4.50%, 9/15/31(c)	105,000	95,554
6.25%, 2/15/32(c)	320,000	322,480
6.38%, 3/01/33(c)	20,000	19,775

The Campbell's Company, 5.25%, 10/13/54	58,000	52,040
Tyson Foods, Inc., 5.40%, 3/15/29	43,000	44,250
		1,614,368
Gas & Water Utilities – 0.3%
American Water Capital Corp.,
5.25%, 3/01/35	95,000	95,573
5.45%, 3/01/54	97,000	92,360

Essential Utilities, Inc., 5.38%, 1/15/34	33,000	33,119
National Fuel Gas Co., 5.50%, 3/15/30	78,000	79,878
NiSource, Inc., 5.85%, 4/01/55	41,000	40,170
Northwest Natural Holding Co., (5Y US Treasury CMT + 2.70%), 7.00%, 9/15/55(h)	22,000	21,395
ONE Gas, Inc., 5.10%, 4/01/29	28,000	28,717
South Jersey Industries, Inc., 5.02%, 4/15/31	62,000	50,672
		441,884
Health Care Facilities & Services – 2.1%
Cardinal Health, Inc.,
5.13%, 2/15/29	78,000	79,683
5.00%, 11/15/29	43,000	43,716
5.35%, 11/15/34	30,000	30,112
5.75%, 11/15/54	67,000	64,164

Cencora, Inc., 4.85%, 12/15/29	30,000	30,343
Centene Corp.,
2.45%, 7/15/28	69,000	63,435
3.00%, 10/15/30	22,000	19,321
Cigna Group (The),
4.80%, 8/15/38	92,000	85,450
5.60%, 2/15/54	151,000	142,276
CVS Health Corp.,
5.00%, 1/30/29	33,000	33,362
5.13%, 2/21/30	29,000	29,356
4.78%, 3/25/38	117,000	105,519
4.13%, 4/01/40	13,000	10,578
6.00%, 6/01/44	30,000	29,058
6.00%, 6/01/63	9,000	8,364
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Health Care Facilities & Services (Continued)
DaVita, Inc.,
4.63%, 6/01/30(c)	$35,000	$32,552
3.75%, 2/15/31(c)	180,000	158,250
Elevance Health, Inc.,
2.88%, 9/15/29	45,000	42,109
5.70%, 2/15/55	34,000	32,549
5.85%, 11/01/64	54,000	51,888

HAH Group Holding Co. LLC, 9.75%, 10/01/31(c)	325,000	311,835
HCA, Inc.,
5.88%, 2/01/29	15,000	15,491
3.38%, 3/15/29	20,000	19,054
4.13%, 6/15/29	66,000	64,204
3.50%, 9/01/30	31,000	28,968
2.38%, 7/15/31	24,000	20,520
5.50%, 3/01/32	39,000	39,484
5.13%, 6/15/39	48,000	44,267
6.00%, 4/01/54	49,000	46,590
6.20%, 3/01/55	75,000	73,483
6.10%, 4/01/64	33,000	31,527

Horizon Mutual Holdings, Inc., 6.20%, 11/15/34(c)	79,000	77,251
Humana, Inc., 5.75%, 12/01/28	51,000	52,898
Laboratory Corp. of America Holdings, 4.35%, 4/01/30	80,000	78,645
LifePoint Health, Inc., 5.38%, 1/15/29(c)	215,000	193,544
Molina Healthcare, Inc.,
4.38%, 6/15/28	185,000	177,825
3.88%, 11/15/30(c)	215,000	193,814
3.88%, 5/15/32(c)	290,000	255,553
6.25%, 1/15/33(c)	120,000	119,097

Owens & Minor, Inc., 10.00%, 4/15/30(c)	175,000	180,620
Quest Diagnostics, Inc.,
2.95%, 6/30/30	20,000	18,512
2.80%, 6/30/31	25,000	22,462

Radiology Partners, Inc., 7.78%, 1/31/29(c)(e)	284,429	278,300
UnitedHealth Group, Inc.,
3.50%, 8/15/39	32,000	25,648
2.75%, 5/15/40	63,000	44,867
3.05%, 5/15/41	18,000	13,058
4.45%, 12/15/48	9,000	7,403
3.25%, 5/15/51	30,000	19,775
4.75%, 5/15/52	16,000	13,485
5.38%, 4/15/54	38,000	35,251
5.63%, 7/15/54	34,000	32,696
5.20%, 4/15/63	45,000	39,680
	Par(b)	Value
Health Care Facilities & Services (Continued)
UnitedHealth Group, Inc.,
5.50%, 4/15/64	$43,000	$39,803

Universal Health Services, Inc., 5.05%, 10/15/34	67,000	62,577
		3,770,272
Home Construction – 0.2%
Camelot Return Merger Sub, Inc., 8.75%, 8/01/28(c)	150,000	130,082
Taylor Morrison Communities, Inc.,
5.75%, 1/15/28(c)	50,000	50,023
5.13%, 8/01/30(c)	220,000	213,155
		393,260
Household Products – 0.1%
Colgate-Palmolive Co., 4.20%, 5/01/30	132,000	132,556
Kenvue, Inc.,
5.10%, 3/22/43	16,000	15,278
5.05%, 3/22/53	20,000	18,566
5.20%, 3/22/63	17,000	15,747
		182,147
Industrial Support Services – 0.6%
Resideo Funding, Inc.,
4.00%, 9/01/29(c)	415,000	381,995
6.50%, 7/15/32(c)	185,000	183,518
United Rentals North America, Inc.,
4.00%, 7/15/30	30,000	27,945
3.88%, 2/15/31	365,000	333,322
6.13%, 3/15/34(c)	10,000	10,108
WW Grainger, Inc.,
4.45%, 9/15/34	69,000	66,932
3.75%, 5/15/46	66,000	50,861
		1,054,681
Institutional Financial Services – 1.4%
Goldman Sachs Capital I, 6.35%, 2/15/34	50,000	51,117
Goldman Sachs Group (The), Inc.,
(SOFR + 1.73%), 4.48%, 8/23/28(h)	144,000	144,079
(SOFR + 1.77%), 6.48%, 10/24/29(h)	20,000	21,218
(SOFR + 1.27%), 5.73%, 4/25/30(h)	40,000	41,462
(SOFR + 1.55%), 5.33%, 7/23/35(h)	49,000	48,698
(SOFR + 1.42%), 5.02%, 10/23/35(h)	88,000	85,269
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Institutional Financial Services (Continued)
Goldman Sachs Group (The), Inc.,
(SOFR + 1.38%), 5.54%, 1/28/36(h)	$170,000	$171,677
6.25%, 2/01/41	8,000	8,349
(SOFR + 1.58%), 5.56%, 11/19/45(h)	54,000	51,934
(SOFR + 1.70%), 5.73%, 1/28/56(h)	118,000	114,923
Intercontinental Exchange, Inc.,
3.63%, 9/01/28	81,000	79,363
2.10%, 6/15/30	95,000	84,845

Jane Street Group/JSG Finance, Inc., 6.75%, 5/01/33(c)	145,000	145,683
LPL Holdings, Inc.,
4.63%, 11/15/27(c)	43,000	42,801
5.65%, 3/15/35	80,000	79,107
Morgan Stanley,
3.59%, 7/22/28(j)	22,000	21,533
(SOFR + 2.24%), 6.30%, 10/18/28(h)	58,000	60,397
(SOFR + 1.59%), 5.16%, 4/20/29(h)	65,000	66,175
(SOFR + 1.10%), 4.65%, 10/18/30(h)	125,000	124,601
(SOFR + 1.20%), 2.51%, 10/20/32(h)	18,000	15,541
(SOFR + 1.87%), 5.25%, 4/21/34(h)	102,000	102,000
(SOFR + 1.88%), 5.42%, 7/21/34(h)	20,000	20,210
(SOFR + 2.05%), 6.63%, 11/01/34(h)	57,000	62,039
(SOFR + 1.42%), 5.59%, 1/18/36(h)	158,000	160,279
(SOFR + 1.76%), 5.66%, 4/17/36(h)	416,000	424,765
State Street Corp.,
4.83%, 4/24/30	77,000	78,105
(SOFR + 1.05%), 4.68%, 10/22/32(h)	110,000	109,547
(SOFR + 1.49%), 3.03%, 11/01/34(h)	130,000	118,840
		2,534,557
Insurance – 2.3%
Alleghany Corp.,
4.90%, 9/15/44	44,000	39,457
3.25%, 8/15/51	49,000	32,398
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
6.75%, 10/15/27(c)	70,000	69,497
	Par(b)	Value
Insurance (Continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
7.00%, 1/15/31(c)	$255,000	$258,799
6.50%, 10/01/31(c)	565,000	563,842
American International Group, Inc.,
4.20%, 4/01/28	67,000	66,573
3.40%, 6/30/30	54,000	50,741

AmWINS Group, Inc., 6.38%, 2/15/29(c)	260,000	263,099
Aon North America, Inc., 5.75%, 3/01/54	60,000	58,019
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29(c)	410,000	400,156
Athene Global Funding, 5.32%, 11/13/31(c)	136,000	135,719
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 5/15/31(c)	495,000	503,659
Berkshire Hathaway Finance Corp., 2.85%, 10/15/50	115,000	73,066
Corebridge Financial, Inc.,
3.90%, 4/05/32	37,000	34,066
6.05%, 9/15/33	109,000	113,396
5.75%, 1/15/34	57,000	58,096

Equitable Holdings, Inc., 4.57%, 2/15/29(c)	108,000	107,028
Hartford Insurance Group (The), Inc.,
5.95%, 10/15/36	40,000	41,710
6.10%, 10/01/41	48,000	48,950
(3M CME Term SOFR + 2.39%), 6.71%, 2/12/47(c)(j)	87,000	79,408
4.40%, 3/15/48	22,000	18,173
2.90%, 9/15/51	60,000	37,006

Liberty Mutual Group, Inc., 4.30%, 2/01/61(c)	235,000	146,401
Marsh & McLennan Cos., Inc., 5.00%, 3/15/35	369,000	366,399
Panther Escrow Issuer LLC, 7.13%, 6/01/31(c)	205,000	210,021
Ryan Specialty LLC, 5.88%, 8/01/32(c)	330,000	325,945
		4,101,624
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Internet Media & Services – 0.5%
Alphabet, Inc.,
4.50%, 5/15/35	$38,000	$37,497
5.25%, 5/15/55	63,000	62,182
5.30%, 5/15/65	35,000	34,579

Arches Buyer, Inc., 4.25%, 6/01/28(c)	90,000	84,639
Expedia Group, Inc., 5.40%, 2/15/35	22,000	21,656
Meta Platforms, Inc.,
5.60%, 5/15/53	41,000	40,679
5.40%, 8/15/54	84,000	80,825
5.75%, 5/15/63	39,000	38,991
5.55%, 8/15/64	56,000	53,869
Uber Technologies, Inc.,
4.30%, 1/15/30	55,000	54,316
5.35%, 9/15/54	89,000	81,513

Ziff Davis, Inc., 4.63%, 10/15/30(c)	253,000	223,542
		814,288
IT Services – 0.2%
Accenture Capital, Inc.,
4.05%, 10/04/29	50,000	49,678
4.25%, 10/04/31	42,000	41,551
4.50%, 10/04/34	82,000	79,034

Booz Allen Hamilton, Inc., 4.00%, 7/01/29(c)	97,000	92,374
International Business Machines Corp., 5.00%, 2/10/32	100,000	101,022
		363,659
Leisure Facilities & Services – 1.7%
Carnival Corp., 6.00%, 5/01/29(c)	45,000	44,735
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(c)	300,000	299,799
Hilton Domestic Operating Co., Inc., 3.63%, 2/15/32(c)	390,000	344,988
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.63%, 1/15/32(c)	610,000	597,695
Light & Wonder International, Inc., 7.50%, 9/01/31(c)	95,000	97,610
Marriott Ownership Resorts, Inc., 4.50%, 6/15/29(c)	470,000	428,754
McDonald's Corp., 4.20%, 4/01/50	18,000	14,248
	Par(b)	Value
Leisure Facilities & Services (Continued)
NCL Corp. Ltd., 6.75%, 2/01/32(c)	$315,000	$307,578
Sabre GLBL, Inc.,
8.63%, 6/01/27(c)	45,000	43,088
10.75%, 11/15/29(c)	144,000	137,160
Travel + Leisure Co.,
6.63%, 7/31/26(c)	145,000	146,015
6.00%, 4/01/27	10,000	10,056
4.50%, 12/01/29(c)	85,000	79,667
4.63%, 3/01/30(c)	140,000	130,372
Yum! Brands, Inc.,
3.63%, 3/15/31	280,000	252,540
4.63%, 1/31/32	95,000	89,425
		3,023,730
Machinery – 0.3%
CNH Industrial Capital LLC, 4.55%, 4/10/28	62,000	61,887
Esab Corp., 6.25%, 4/15/29(c)	160,000	162,341
Ingersoll Rand, Inc.,
5.40%, 8/14/28	45,000	46,268
5.18%, 6/15/29	30,000	30,591
John Deere Capital Corp.,
4.90%, 3/07/31	73,000	74,779
4.40%, 9/08/31	71,000	70,872
5.10%, 4/11/34	61,000	61,822
		508,560
Medical Equipment & Devices – 0.6%
Avantor Funding, Inc., 3.88%, 11/01/29(c)	345,000	318,501
Becton Dickinson & Co., 4.69%, 2/13/28	67,000	67,471
GE HealthCare Technologies, Inc., 4.80%, 8/14/29	101,000	101,728
Hologic, Inc., 3.25%, 2/15/29(c)	195,000	182,099
Insulet Corp., 6.50%, 4/01/33(c)	115,000	117,323
Solventum Corp.,
5.40%, 3/01/29	76,000	77,512
5.60%, 3/23/34	40,000	40,443
5.90%, 4/30/54	58,000	56,004

Stryker Corp., 5.20%, 2/10/35	28,000	28,219
Thermo Fisher Scientific, Inc., 5.40%, 8/10/43	42,000	41,168
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Medical Equipment & Devices (Continued)
Zimmer Biomet Holdings, Inc.,
5.35%, 12/01/28	$49,000	$50,262
5.05%, 2/19/30	41,000	41,660
		1,122,390
Oil & Gas Supply Chain – 5.3%
BP Capital Markets America, Inc.,
5.23%, 11/17/34	49,000	48,960
3.00%, 2/24/50	34,000	21,258

BP Capital Markets PLC, (5Y US Treasury CMT + 1.92%), 6.13%, 3/18/35(g)(h)	47,000	45,367
Cameron LNG LLC, 2.90%, 7/15/31(c)	57,000	50,811
Cheniere Energy Partners L.P., 4.50%, 10/01/29	59,000	57,638
Chord Energy Corp., 6.75%, 3/15/33(c)	565,000	549,964
Civitas Resources, Inc.,
8.38%, 7/01/28(c)	195,000	191,576
8.38%, 7/01/28	15,000	14,737
8.63%, 11/01/30(c)	260,000	250,587
8.75%, 7/01/31(c)	450,000	427,738

Columbia Pipelines Holding Co. LLC, 6.04%, 8/15/28(c)	33,000	34,027
CQP Holdco L.P./BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(c)	250,000	239,908
Crescent Energy Finance LLC,
9.25%, 2/15/28(c)	20,000	20,213
7.63%, 4/01/32(c)	175,000	159,006
CVR Energy, Inc.,
5.75%, 2/15/28(c)	40,000	36,505
8.50%, 1/15/29(c)	240,000	220,535

Delek Logistics Partners L.P./Delek Logistics Finance Corp., 8.63%, 3/15/29(c)	170,000	174,516
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54	104,000	97,850
Energy Transfer L.P.,
5.70%, 4/01/35	40,000	39,593
5.95%, 10/01/43	55,000	51,042
6.00%, 6/15/48	71,000	65,381
(5Y US Treasury CMT + 4.02%), 8.00%, 5/15/54(h)	330,000	342,520
6.05%, 9/01/54	81,000	73,986
	Par(b)	Value
Oil & Gas Supply Chain (Continued)
Enterprise Products Operating LLC,
4.85%, 1/31/34	$22,000	$21,612
4.95%, 2/15/35	41,000	40,210
5.55%, 2/16/55	32,000	29,904
3.95%, 1/31/60	67,000	47,198
(3M CME Term SOFR + 3.29%), 5.25%, 8/16/77(h)	475,000	459,488
EQT Corp.,
7.50%, 6/01/30(c)	35,000	37,635
4.75%, 1/15/31(c)	145,000	140,034

Exxon Mobil Corp., 4.23%, 3/19/40	87,000	76,977
Hess Corp., 4.30%, 4/01/27	75,000	74,820
Hess Midstream Operations L.P.,
5.13%, 6/15/28(c)	370,000	362,225
6.50%, 6/01/29(c)	180,000	182,802
4.25%, 2/15/30(c)	295,000	276,915
Kinder Morgan, Inc.,
5.30%, 12/01/34	100,000	97,424
5.95%, 8/01/54	58,000	54,828

Kinetik Holdings L.P., 5.88%, 6/15/30(c)	130,000	127,017
Marathon Petroleum Corp.,
5.70%, 3/01/35	74,000	72,361
6.50%, 3/01/41	5,000	5,020
5.00%, 9/15/54	35,000	27,263
Matador Resources Co.,
6.50%, 4/15/32(c)	155,000	149,299
6.25%, 4/15/33(c)	300,000	283,169
MPLX L.P.,
2.65%, 8/15/30	56,000	50,070
5.50%, 6/01/34	31,000	30,489

Murphy Oil USA, Inc., 3.75%, 2/15/31(c)	100,000	90,130
New Fortress Energy, Inc., 6.50%, 9/30/26(c)	60,000	49,149
Northern Oil & Gas, Inc.,
8.13%, 3/01/28(c)	130,000	128,342
8.75%, 6/15/31(c)	310,000	297,826
Occidental Petroleum Corp.,
6.63%, 9/01/30	44,000	45,509
6.13%, 1/01/31	61,000	61,584
6.20%, 3/15/40	64,000	58,819

ONEOK, Inc., 5.80%, 11/01/30	53,000	54,877
Ovintiv, Inc.,
5.65%, 5/15/28	20,000	20,369
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Oil & Gas Supply Chain (Continued)
Ovintiv, Inc.,
7.10%, 7/15/53	$62,000	$60,317

Sabine Pass Liquefaction LLC, 4.20%, 3/15/28	62,000	61,561
Shell International Finance B.V., 2.88%, 11/26/41	29,000	20,481
Sitio Royalties Operating Partnership L.P./Sitio Finance Corp., 7.88%, 11/01/28(c)	325,000	333,997
SM Energy Co.,
6.75%, 8/01/29(c)	235,000	219,403
7.00%, 8/01/32(c)	105,000	96,797

Sunoco L.P., 6.25%, 7/01/33(c)	35,000	34,953
Targa Resources Corp.,
5.50%, 2/15/35	32,000	31,255
6.25%, 7/01/52	106,000	101,941

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.88%, 2/01/31	33,000	32,095
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	54,000	50,481
Valero Energy Corp., 5.15%, 2/15/30	99,000	100,048
Venture Global Calcasieu Pass LLC,
3.88%, 8/15/29(c)	200,000	183,165
4.13%, 8/15/31(c)	175,000	157,212
3.88%, 11/01/33(c)	125,000	105,431

Venture Global LNG, Inc., (5Y US Treasury CMT + 5.44%), 9.00%, 9/30/29(c)(g)(h)	555,000	477,042
Venture Global Plaquemines LNG LLC,
7.50%, 5/01/33(c)	150,000	153,886
7.75%, 5/01/35(c)	135,000	138,631
Western Midstream Operating L.P.,
6.15%, 4/01/33	93,000	93,936
5.45%, 11/15/34	27,000	25,650
Williams (The) Cos., Inc.,
4.90%, 3/15/29	35,000	35,361
5.10%, 9/15/45	45,000	39,399
		9,220,125
Oil, Gas & Consumable Fuels – 0.0%(a)
APA Corp., 6.10%, 2/15/35(c)	4,000	3,742
	Par(b)	Value
Oil, Gas Services & Equipment – 0.2%
Oceaneering International, Inc., 6.00%, 2/01/28	$140,000	$133,102
Transocean Aquila Ltd., 8.00%, 9/30/28(c)	93,769	92,442
Transocean Poseidon Ltd., 6.88%, 2/01/27(c)	133,875	132,867
Transocean Titan Financing Ltd., 8.38%, 2/01/28(c)	63,334	62,741
		421,152
Real Estate Investment Trusts – 1.6%
American Homes 4 Rent L.P.,
4.25%, 2/15/28	19,000	18,848
3.63%, 4/15/32	15,000	13,628
5.50%, 2/01/34	127,000	126,561
5.25%, 3/15/35	40,000	38,972
3.38%, 7/15/51	57,000	36,482
American Tower Corp.,
3.65%, 3/15/27	35,000	34,469
3.60%, 1/15/28	48,000	46,943
1.50%, 1/31/28	86,000	79,415
5.25%, 7/15/28	27,000	27,597
5.00%, 1/31/30	30,000	30,476
2.70%, 4/15/31	57,000	50,680

Camden Property Trust, 2.80%, 5/15/30	68,000	62,567
Cousins Properties L.P.,
5.38%, 2/15/32	79,000	78,293
5.88%, 10/01/34	84,000	84,054
Crown Castle, Inc.,
4.80%, 9/01/28	98,000	98,296
5.60%, 6/01/29	36,000	36,985
2.10%, 4/01/31	42,000	35,695
2.50%, 7/15/31	28,000	24,127

CubeSmart L.P., 2.50%, 2/15/32	54,000	45,335
Essex Portfolio L.P., 5.38%, 4/01/35	49,000	48,778
Extra Space Storage L.P.,
3.90%, 4/01/29	34,000	32,992
4.00%, 6/15/29	20,000	19,439
2.40%, 10/15/31	75,000	64,033
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/28	54,000	50,101
2.00%, 8/15/31	61,000	51,130
5.50%, 8/15/33	41,000	41,006
Iron Mountain, Inc.,
5.25%, 3/15/28(c)	60,000	59,076
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Real Estate Investment Trusts (Continued)
Iron Mountain, Inc.,
4.88%, 9/15/29(c)	$190,000	$182,985
5.25%, 7/15/30(c)	90,000	87,216
4.50%, 2/15/31(c)	275,000	254,766
6.25%, 1/15/33(c)	400,000	399,268
MPT Operating Partnership L.P./MPT Finance Corp.,
3.50%, 3/15/31	145,000	96,108
8.50%, 2/15/32(c)	150,000	152,398

Phillips Edison Grocery Center Operating Partnership I L.P., 5.75%, 7/15/34	41,000	41,475
Prologis Targeted U.S. Logistics Fund L.P., 5.25%, 4/01/29(c)	44,000	45,212
Realty Income Corp., 5.13%, 4/15/35	38,000	37,660
Regency Centers L.P., 5.10%, 1/15/35	42,000	41,445
Rexford Industrial Realty L.P., 2.15%, 9/01/31	108,000	90,160
		2,764,671
Retail - Consumer Staples – 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
4.88%, 2/15/30(c)	25,000	24,151
6.25%, 3/15/33(c)	205,000	207,982

Dollar General Corp., 5.20%, 7/05/28	35,000	35,563
Kroger (The) Co.,
5.00%, 9/15/34	30,000	29,404
5.50%, 9/15/54	100,000	93,541
5.65%, 9/15/64	85,000	78,947

Target Corp., 5.00%, 4/15/35	39,000	38,583
Walmart, Inc.,
4.35%, 4/28/30	79,000	79,927
4.90%, 4/28/35	236,000	239,056
2.50%, 9/22/41	30,000	21,055
		848,209
Retail - Discretionary – 0.8%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(c)	140,000	135,110
Beacon Roofing Supply, Inc., 6.75%, 4/30/32(c)	595,000	596,539
Builders FirstSource, Inc.,
5.00%, 3/01/30(c)	20,000	19,189
6.38%, 6/15/32(c)	20,000	20,113
	Par(b)	Value
Retail - Discretionary (Continued)
Builders FirstSource, Inc.,
6.38%, 3/01/34(c)	$60,000	$59,552

Evergreen Acqco 1 L.P./TVI, Inc., 9.75%, 4/26/28(c)	30,000	30,974
Home Depot (The), Inc.,
2.70%, 4/15/30	178,000	165,152
3.30%, 4/15/40	65,000	51,333
3.63%, 4/15/52	21,000	15,188
4.95%, 9/15/52	20,000	18,013
5.30%, 6/25/54	30,000	28,478
Lowe's Cos., Inc.,
3.75%, 4/01/32	16,000	14,902
5.00%, 4/15/33	16,000	15,947
4.65%, 4/15/42	25,000	21,428
4.25%, 4/01/52	26,000	19,825
4.45%, 4/01/62	56,000	42,442
5.85%, 4/01/63	24,000	22,766
O'Reilly Automotive, Inc.,
4.70%, 6/15/32	22,000	21,566
5.00%, 8/19/34	59,000	57,659
		1,356,176
Semiconductors – 0.6%
Analog Devices, Inc., 5.30%, 4/01/54	44,000	41,328
Broadcom, Inc.,
5.15%, 11/15/31	41,000	41,794
5.20%, 4/15/32	22,000	22,353
4.80%, 10/15/34	33,000	32,125
3.19%, 11/15/36(c)	150,000	122,409
4.93%, 5/15/37(c)	50,000	47,887
Entegris, Inc.,
4.38%, 4/15/28(c)	65,000	62,816
4.75%, 4/15/29(c)	25,000	24,328
3.63%, 5/01/29(c)	25,000	23,018
5.95%, 6/15/30(c)	70,000	69,854
Intel Corp.,
2.45%, 11/15/29	55,000	49,532
2.00%, 8/12/31	65,000	54,369
2.80%, 8/12/41	100,000	64,708
Marvell Technology, Inc.,
4.88%, 6/22/28	79,000	79,438
2.95%, 4/15/31	41,000	36,817

Micron Technology, Inc., 5.80%, 1/15/35	204,000	202,753
QUALCOMM, Inc., 6.00%, 5/20/53	73,000	75,218
Texas Instruments, Inc., 3.88%, 3/15/39	74,000	64,851
		1,115,598
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Software – 0.4%
Cloud Software Group, Inc., 6.50%, 3/31/29(c)	$20,000	$20,007
GoTo Group, Inc., 5.50%, 5/01/28(c)	113,361	98,624
Intuit, Inc.,
5.20%, 9/15/33	70,000	71,960
5.50%, 9/15/53	77,000	75,267
Oracle Corp.,
2.30%, 3/25/28	59,000	55,801
6.15%, 11/09/29	39,000	41,445
2.95%, 4/01/30	78,000	72,103
5.50%, 8/03/35	24,000	24,099
3.80%, 11/15/37	11,000	9,185
4.00%, 11/15/47	29,000	21,506
3.95%, 3/25/51	22,000	15,885
5.38%, 9/27/54	69,000	61,156
4.38%, 5/15/55	24,000	18,215
6.00%, 8/03/55	74,000	71,981
5.50%, 9/27/64	94,000	83,409
6.13%, 8/03/65	31,000	30,241
		770,884
Specialty Finance – 1.7%
Azorra Finance Ltd., 7.75%, 4/15/30(c)	215,000	213,340
Block, Inc.,
3.50%, 6/01/31	105,000	93,719
6.50%, 5/15/32(c)	480,000	489,734

Equifax, Inc., 5.10%, 6/01/28	114,000	115,849
Fidelity National Information Services, Inc., 1.65%, 3/01/28	54,000	49,939
Fiserv, Inc.,
5.45%, 3/02/28	32,000	32,763
3.50%, 7/01/29	101,000	96,261
2.65%, 6/01/30	15,000	13,549
Freedom Mortgage Holdings LLC,
9.25%, 2/01/29(c)	255,000	259,766
9.13%, 5/15/31(c)	205,000	207,271
8.38%, 4/01/32(c)	55,000	53,792
GATX Corp.,
5.50%, 6/15/35	99,000	98,138
6.05%, 6/05/54	50,000	48,441

Global Payments, Inc., 4.45%, 6/01/28	138,000	136,774
MSCI, Inc., 3.63%, 9/01/30(c)	62,000	57,283
	Par(b)	Value
Specialty Finance (Continued)
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
4.20%, 4/01/27(c)	$83,000	$82,328
5.25%, 2/01/30(c)	78,000	79,285
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
3.88%, 3/01/31(c)	200,000	180,783
4.00%, 10/15/33(c)	140,000	121,103

Starwood Property Trust, Inc., 6.50%, 10/15/30(c)	90,000	90,808
Synchrony Financial, 7.25%, 2/02/33	380,000	387,499
		2,908,425
Steel – 0.5%
Cleveland-Cliffs, Inc., 7.38%, 5/01/33(c)	305,000	286,720
Commercial Metals Co.,
4.13%, 1/15/30	295,000	277,346
3.88%, 2/15/31	45,000	40,345
4.38%, 3/15/32	160,000	145,431

Nucor Corp., 5.10%, 6/01/35	88,000	86,342
		836,184
Technology – 0.0%(a)
Molex Electronic Technologies LLC, 5.25%, 4/30/32(c)	37,000	37,504
Technology Hardware – 1.0%
Avnet, Inc., 6.25%, 3/15/28	45,000	46,578
Cisco Systems, Inc.,
4.95%, 2/26/31	74,000	76,136
5.10%, 2/24/35	42,000	42,549
5.30%, 2/26/54	30,000	28,629
5.50%, 2/24/55	62,000	61,066
5.35%, 2/26/64	55,000	52,133

CommScope LLC, 9.50%, 12/15/31(c)	65,000	66,493
Dell International LLC/EMC Corp., 5.30%, 4/01/32	23,000	23,053
Flex Ltd., 4.88%, 5/12/30	46,000	45,285
Hewlett Packard Enterprise Co., 5.60%, 10/15/54	113,000	104,208
Imola Merger Corp., 4.75%, 5/15/29(c)	160,000	152,780
NCR Voyix Corp.,
5.00%, 10/01/28(c)	205,000	198,696
5.13%, 4/15/29(c)	89,000	85,576
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Technology Hardware (Continued)

NetApp, Inc., 5.70%, 3/17/35	$17,000	$17,077
Seagate HDD Cayman,
4.88%, 6/01/27	25,000	24,741
4.09%, 6/01/29	90,000	85,429
8.25%, 12/15/29	95,000	101,858
4.13%, 1/15/31	95,000	86,763
9.63%, 12/01/32	3,825	4,317

Western Digital Corp., 3.10%, 2/01/32	25,000	21,345
Zebra Technologies Corp., 6.50%, 6/01/32(c)	480,000	482,233
		1,806,945
Telecommunications – 1.7%
AT&T, Inc.,
3.50%, 6/01/41	115,000	88,299
3.55%, 9/15/55	297,000	198,894
3.80%, 12/01/57	78,000	53,692
3.65%, 9/15/59	66,000	43,654
EchoStar Corp.,
10.75%, 11/30/29	997,598	1,054,993
6.75%, 11/30/30(e)	72,922	67,969

Level 3 Financing, Inc., 4.25%, 7/01/28(c)	300,000	258,019
Sprint Capital Corp.,
6.88%, 11/15/28	138,000	147,602
8.75%, 3/15/32	138,000	165,639
T-Mobile USA, Inc.,
2.63%, 2/15/29	24,000	22,315
3.38%, 4/15/29	60,000	57,129
2.88%, 2/15/31	106,000	95,416
2.55%, 2/15/31	23,000	20,409
3.50%, 4/15/31	116,000	107,766
5.13%, 5/15/32	50,000	50,553
5.30%, 5/15/35	56,000	56,224
5.65%, 1/15/53	38,000	36,274
5.75%, 1/15/54	21,000	20,272
5.25%, 6/15/55	24,000	21,474

United States Cellular Corp., 6.70%, 12/15/33	84,000	90,931
Verizon Communications, Inc.,
1.75%, 1/20/31	26,000	22,257
2.55%, 3/21/31	27,000	24,041
2.36%, 3/15/32	116,000	99,013
5.25%, 4/02/35	62,000	62,318
4.81%, 3/15/39	31,000	28,911
6.55%, 9/15/43	65,000	70,304
3.88%, 3/01/52	88,000	64,679
		3,029,047
	Par(b)	Value
Tobacco & Cannabis – 0.2%
Altria Group, Inc.,
6.20%, 11/01/28	$60,000	$63,332
2.45%, 2/04/32	12,000	10,174
Philip Morris International, Inc.,
4.38%, 4/30/30	68,000	67,586
4.75%, 11/01/31	68,000	68,243
5.25%, 2/13/34	74,000	74,750
4.88%, 4/30/35	68,000	66,679
		350,764
Transportation & Logistics – 0.6%
American Airlines Pass Through Trust,
Series 2015-2, Class AA, 3.60%, 9/22/27	110,134	106,707
Series 2016-1, Class AA, 3.58%, 1/15/28	1,787	1,721
Series 2016-2, Class AA, 3.20%, 6/15/28	34,622	32,890
Series 2017-2, Class AA, 3.35%, 10/15/29	42,238	39,574
Burlington Northern Santa Fe LLC,
4.40%, 3/15/42	32,000	27,820
4.38%, 9/01/42	5,000	4,304
4.55%, 9/01/44	25,000	21,918
3.90%, 8/01/46	51,000	40,017
5.20%, 4/15/54	55,000	51,466
5.50%, 3/15/55	25,000	24,550
CSX Corp.,
4.25%, 11/01/66	28,000	21,295
4.65%, 3/01/68	82,000	66,709

Federal Express Corp. Pass Through Trusts, Series 2020-1, Class AA, 1.88%, 2/20/34	31,894	27,138
FedEx Corp.,
4.75%, 11/15/45	30,000	24,385
4.75%, 11/15/45(c)	6,000	4,877
4.55%, 4/01/46(c)	135,000	106,687
5.25%, 5/15/50(c)	42,000	36,057
Norfolk Southern Corp.,
5.05%, 8/01/30	8,000	8,233
3.95%, 10/01/42	30,000	24,226
5.95%, 3/15/64	9,000	9,116
Ryder System, Inc.,
5.38%, 3/15/29	9,000	9,235
5.50%, 6/01/29	52,000	53,370
4.95%, 9/01/29	45,000	45,357
Union Pacific Corp.,
3.38%, 2/01/35	13,000	11,507
5.10%, 2/20/35	62,000	62,410
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Transportation & Logistics (Continued)
Union Pacific Corp.,
3.55%, 8/15/39	$22,000	$18,166
4.05%, 11/15/45	16,000	12,934
3.35%, 8/15/46	7,000	5,015
3.95%, 8/15/59	34,000	24,711
3.84%, 3/20/60	9,000	6,396
3.55%, 5/20/61	19,000	12,560
5.15%, 1/20/63	16,000	14,246
4.10%, 9/15/67	8,000	5,818
3.75%, 2/05/70	36,000	23,928
3.80%, 4/06/71	8,000	5,412
United Airlines Pass Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/27	30,210	30,753
Series 2016-2, Class AA, 2.88%, 10/07/28	1,871	1,765
Series 2018-1, Class AA, 3.50%, 3/01/30	29,933	28,205
		1,051,478
Transportation Equipment – 0.0%(a)
Allison Transmission, Inc., 3.75%, 1/30/31(c)	5,000	4,492
Wholesale - Consumer Staples – 0.3%
Bunge Ltd. Finance Corp., 4.65%, 9/17/34	55,000	53,347
Performance Food Group, Inc.,
4.25%, 8/01/29(c)	425,000	402,243
6.13%, 9/15/32(c)	55,000	55,016

Sysco Corp., 5.40%, 3/23/35	38,000	38,031
		548,637
Total Corporate Bonds (Cost $74,191,156)		72,950,965

Foreign Issuer Bonds – 45.2%
Angola – 0.3%
Angolan Government International Bond,
8.25%, 5/09/28	200,000	169,620
8.00%, 11/26/29	200,000	159,392
8.75%, 4/14/32	265,000	207,866
		536,878
Argentina – 0.4%
Argentine Republic Government International Bond,
(Step to 1.75% on 7/09/27), 0.75%, 7/09/30(k)	300,339	229,759
	Par(b)	Value
Argentina (Continued)
Argentine Republic Government International Bond,
(Step to 4.75% on 7/09/27), 4.13%, 7/09/35(k)	$163,772	$109,217
5.00%, 1/09/38	176,242	122,706

Provincia de Buenos Aires/Government Bonds, 6.63%, 9/01/37	407,409	272,965
		734,647
Australia – 0.9%
Alumina Pty. Ltd., 6.38%, 9/15/32(c)	280,000	272,665
BHP Billiton Finance USA Ltd.,
5.00%, 2/21/30	119,000	121,435
4.90%, 2/28/33	44,000	43,616
5.25%, 9/08/33	68,000	68,766
5.30%, 2/21/35	119,000	119,624

Commonwealth Bank of Australia, (1Y US Treasury CMT + 1.32%), 5.93%, 3/14/46(c)(h)	200,000	193,420
Mineral Resources Ltd.,
8.13%, 5/01/27(c)	55,000	53,487
8.00%, 11/01/27(c)	30,000	28,492
9.25%, 10/01/28(c)	465,000	439,757

Rio Tinto Finance USA Ltd., 2.75%, 11/02/51	35,000	20,710
Rio Tinto Finance USA PLC,
5.25%, 3/14/35	42,000	42,158
5.75%, 3/14/55	64,000	63,157
5.88%, 3/14/65	32,000	31,604
		1,498,891
Bahrain – 0.1%
Bahrain Government International Bond, 6.75%, 9/20/29	200,000	202,971
Belgium – 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.70%, 2/01/36	66,000	63,805
4.90%, 2/01/46	192,000	175,046

Anheuser-Busch InBev Worldwide, Inc., 4.38%, 4/15/38	13,000	11,881
		250,732
Brazil – 3.4%
Aegea Finance S.a.r.l., 9.00%, 1/20/31(c)	200,000	208,626
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(b)	Value
Brazil (Continued)
Brazil Notas do Tesouro Nacional Serie B, 6.00%, 5/15/35	BRL	509,000	$364,483
Brazil Notas do Tesouro Nacional Serie F,
10.00%, 1/01/29	BRL	17,638,000	2,805,968
10.00%, 1/01/31	BRL	2,574,000	387,959
Brazilian Government International Bond,
6.13%, 1/22/32		$200,000	203,156
6.00%, 10/20/33		200,000	196,989
6.13%, 3/15/34		200,000	195,711
6.63%, 3/15/35		200,000	199,333
5.00%, 1/27/45		200,000	151,957
7.13%, 5/13/54		400,000	378,908

CSN Resources S.A., 4.63%, 6/10/31(c)		200,000	151,508
Nexa Resources S.A., 6.60%, 4/08/37(c)		200,000	197,397
Samarco Mineracao S.A., 9.50%, 6/30/31(c)(e)		244,062	229,705
Yinson Boronia Production B.V., 8.95%, 7/31/42(c)		307,266	314,947
			5,986,647
Canada – 1.9%
1011778 B.C. ULC/New Red Finance, Inc.,
3.88%, 1/15/28(c)		390,000	374,477
4.38%, 1/15/28(c)		20,000	19,362
3.50%, 2/15/29(c)		40,000	37,391
6.13%, 6/15/29(c)		165,000	167,609
5.63%, 9/15/29(c)		10,000	9,967
4.00%, 10/15/30(c)		430,000	391,314

Bank of Montreal, 5.51%, 6/04/31		52,000	54,111
Bank of Nova Scotia (The),
4.85%, 2/01/30		44,000	44,507
(SOFR + 1.07%), 5.13%, 2/14/31(h)		58,000	58,903

Baytex Energy Corp., 7.38%, 3/15/32(c)		10,000	8,622
Bombardier, Inc.,
8.75%, 11/15/30(c)		230,000	246,447
7.25%, 7/01/31(c)		45,000	46,073

Brookfield Asset Management Ltd., 5.80%, 4/24/35		69,000	70,105
Canadian Imperial Bank of Commerce, (SOFR + 1.03%), 4.86%, 3/30/29(h)		87,000	87,785
Canadian Pacific Railway Co., 2.88%, 11/15/29		62,000	58,034
		Par(b)	Value
Canada (Continued)

Capstone Copper Corp., 6.75%, 3/31/33(c)		$55,000	$54,041
MEG Energy Corp., 5.88%, 2/01/29(c)		335,000	323,201
Nutrien Ltd.,
4.90%, 3/27/28		19,000	19,278
2.95%, 5/13/30		158,000	145,851

Open Text Corp., 3.88%, 12/01/29(c)		5,000	4,607
Open Text Holdings, Inc.,
4.13%, 2/15/30(c)		305,000	281,843
4.13%, 12/01/31(c)		20,000	17,886
Parkland Corp.,
4.50%, 10/01/29(c)		235,000	221,551
6.63%, 8/15/32(c)		75,000	74,655
Royal Bank of Canada,
(SOFR Index + 0.81%), 4.72%, 3/27/28(h)		98,000	98,601
(SOFR + 1.10%), 4.97%, 8/02/30(h)		46,000	46,589
(SOFR Index + 1.08%), 4.65%, 10/18/30(h)		87,000	86,838
(SOFR Index + 1.13%), 4.97%, 5/02/31(h)		69,000	69,786

Saturn Oil & Gas, Inc., 9.63%, 6/15/29(c)		165,000	149,518
Toronto-Dominion Bank (The), 5.52%, 7/17/28		57,000	59,091
TransCanada PipeLines Ltd., (5Y US Treasury CMT + 2.61%), 7.00%, 6/01/65(h)		31,000	30,400
			3,358,443
Chile – 1.4%
AES Andes S.A.,
6.30%, 3/15/29(c)		200,000	203,175
6.25%, 3/14/32(c)		200,000	199,961

Antofagasta PLC, 6.25%, 5/02/34(c)		200,000	203,024
Bonos de la Tesoreria de la Republica en pesos,
5.00%, 10/01/28(c)	CLP	225,000,000	235,800
6.00%, 4/01/33(c)	CLP	120,000,000	129,680
5.00%, 3/01/35	CLP	355,000,000	357,617

Chile Electricity Lux Mpc II S.a.r.l., 5.67%, 10/20/35(c)		200,000	200,328
Corp Nacional del Cobre de Chile,
5.95%, 1/08/34		300,000	304,482
6.44%, 1/26/36		200,000	207,228
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(b)	Value
Chile (Continued)
Corp Nacional del Cobre de Chile,
3.70%, 1/30/50		$200,000	$135,328
6.30%, 9/08/53		200,000	197,493
			2,374,116
China – 0.9%
China Government Bond,
2.11%, 8/25/34	CNY	6,060,000	864,778
2.57%, 5/20/54	CNY	4,650,000	733,767

Fantasia Holdings Group Co. Ltd., 11.88%, 6/01/23(l)		200,000	5,350
Kaisa Group Holdings Ltd., 9.38%, 6/30/24(i)(l)		200,000	8,500
Sunac China Holdings Ltd.,
6.25%, 9/30/26(c)		18,653	2,472
6.50%, 9/30/27(c)		37,398	4,955
6.75%, 9/30/28(c)		56,232	6,607
7.00%, 9/30/29(c)		56,369	6,623
7.25%, 9/30/30(c)		26,548	3,120

Yuzhou Group Holdings Co. Ltd., 6.35%, 1/13/27(i)		200,000	14,200
			1,650,372
Colombia – 2.2%
Aris Mining Corp., 8.00%, 10/31/29(c)		200,000	201,495
Colombia Government International Bond,
7.38%, 4/25/30		200,000	202,830
7.75%, 11/07/36		410,000	390,549
8.75%, 11/14/53		400,000	382,317
Colombian TES,
6.00%, 4/28/28	COP	226,800,000	48,239
7.75%, 9/18/30	COP	882,100,000	181,785
7.00%, 6/30/32	COP	1,173,900,000	216,236
13.25%, 2/09/33	COP	1,994,500,000	504,507
7.25%, 10/18/34	COP	208,400,000	36,273
6.25%, 7/09/36	COP	2,593,900,000	393,656
9.25%, 5/28/42	COP	937,900,000	169,636
Ecopetrol S.A.,
7.75%, 2/01/32		105,000	100,112
8.38%, 1/19/36		545,000	510,168
5.88%, 5/28/45		195,000	130,675

Geopart Ltd., 8.75%, 1/31/30(c)		200,000	172,896
Termocandelaria Power S.A., 7.75%, 9/17/31(c)		200,000	199,038
			3,840,412
		Par(b)	Value
Costa Rica – 0.2%
Costa Rica Government International Bond,
6.55%, 4/03/34(c)		$200,000	$204,400
7.30%, 11/13/54(c)		200,000	203,489
			407,889
Czech Republic – 1.2%
Czech Republic Government Bond,
2.75%, 7/23/29	CZK	5,050,000	224,277
0.95%, 5/15/30	CZK	10,910,000	438,670
5.00%, 9/30/30	CZK	13,930,000	677,674
1.20%, 3/13/31	CZK	14,330,000	570,446
1.75%, 6/23/32	CZK	5,220,000	207,973
			2,119,040
Denmark – 0.1%
Danske Bank A/S, (1Y US Treasury CMT + 1.10%), 4.61%, 10/02/30(c)(h)		200,000	198,051
Dominican Republic – 0.5%
Dominican Republic International Bond,
4.50%, 1/30/30(c)		280,000	260,232
4.88%, 9/23/32(c)		200,000	179,350
6.95%, 3/15/37(c)		200,000	198,560
6.85%, 1/27/45		200,000	191,940
			830,082
Ecuador – 0.4%
Ecuador Government International Bond,
6.90%, 7/31/30		133,030	99,320
0.00%, 7/31/30(d)		148,000	89,866
(Step to 6.90% on 7/31/25), 5.50%, 7/31/35(c)(k)		581,952	348,769
(Step to 5.50% on 7/31/26), 5.00%, 7/31/40(k)		175,000	91,242
			629,197
Egypt – 0.9%
Egypt Government International Bond,
5.88%, 2/16/31		200,000	162,500
7.05%, 1/15/32(c)		535,000	446,725
7.63%, 5/29/32		660,000	561,779
8.50%, 1/31/47		300,000	217,656
7.50%, 2/16/61		200,000	129,881
			1,518,541
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
El Salvador – 0.1%
El Salvador Government International Bond,
8.25%, 4/10/32	$34,000	$33,514
7.63%, 2/01/41	150,000	133,605
		167,119
France – 0.2%
BNP Paribas S.A., (SOFR + 1.68%), 5.09%, 5/09/31(f)(h)	200,000	199,677
TotalEnergies Capital S.A.,
5.28%, 9/10/54	145,000	133,609
5.64%, 4/05/64	50,000	47,049
		380,335
Gabon – 0.3%
Gabon Government International Bond, 6.63%, 2/06/31	775,000	551,295
Germany – 0.4%
Deutsche Telekom International Finance B.V., 4.38%, 6/21/28(c)	150,000	150,335
ZF North America Capital, Inc.,
6.88%, 4/14/28(c)	300,000	286,448
6.88%, 4/23/32(c)	225,000	197,478
		634,261
Ghana – 0.2%
Ghana Government International Bond,
0.00%, 7/03/26(d)	22,200	20,957
(Step to 6.00% on 7/03/28), 5.00%, 7/03/29(k)	80,550	68,771
0.00%, 1/03/30(d)	45,552	34,631
(Step to 6.00% on 7/03/28), 5.00%, 7/03/35(k)	237,320	161,490
		285,849
Guatemala – 0.3%
Guatemala Government Bond,
6.05%, 8/06/31(c)	200,000	198,832
3.70%, 10/07/33(c)	200,000	165,652
6.55%, 2/06/37(c)	200,000	198,614
		563,098
Honduras – 0.1%
Honduras Government International Bond, 8.63%, 11/27/34(c)	150,000	148,725
		Par(b)	Value
Hungary – 0.7%
Hungary Government Bond,
2.75%, 12/22/26	HUF	77,250,000	$205,302
3.00%, 10/27/27	HUF	62,670,000	163,470
3.25%, 10/22/31	HUF	59,400,000	139,217
2.25%, 4/20/33	HUF	116,230,000	240,931

Magyar Export-Import Bank Zrt., 6.13%, 12/04/27(c)		$200,000	203,574
MVM Energetika Zrt., 6.50%, 3/13/31		200,000	204,511
			1,157,005
India – 2.1%
India Government Bond,
6.75%, 12/23/29	INR	82,360,000	1,002,070
7.17%, 4/17/30	INR	3,000,000	37,087
7.18%, 8/14/33	INR	120,260,000	1,498,832
7.10%, 4/08/34	INR	52,970,000	657,919
6.79%, 10/07/34	INR	38,030,000	465,807
			3,661,715
Indonesia – 2.5%
Freeport Indonesia PT, 5.32%, 4/14/32(c)		200,000	197,441
Indonesia Government International Bond,
4.70%, 2/10/34		200,000	194,260
5.65%, 1/11/53		250,000	245,357
Indonesia Treasury Bond,
9.00%, 3/15/29	IDR	4,814,000,000	315,519
6.88%, 4/15/29	IDR	39,540,000,000	2,408,397
6.50%, 7/15/30	IDR	8,743,000,000	525,015
7.00%, 9/15/30	IDR	3,482,000,000	213,695

Perusahaan Penerbit SBSN Indonesia III, 5.60%, 11/15/33(c)		200,000	206,122
			4,305,806
Ireland – 0.3%
GGAM Finance Ltd.,
6.88%, 4/15/29(c)		50,000	51,060
5.88%, 3/15/30(c)		405,000	402,177
			453,237
Israel – 1.0%
Israel Government International Bond, 5.50%, 3/12/34		600,000	594,741
Leviathan Bond Ltd., 6.50%, 6/30/27(c)		20,000	19,662
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36		30,000	29,345
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Israel (Continued)
Teva Pharmaceutical Finance Netherlands III B.V.,
3.15%, 10/01/26	$195,000	$188,416
7.88%, 9/15/29	200,000	214,373
4.10%, 10/01/46	917,000	648,159
		1,694,696
Italy – 0.3%
Fibercop S.p.A.,
6.38%, 11/15/33(c)	59,000	56,301
6.00%, 9/30/34(c)	9,000	8,311
7.20%, 7/18/36(c)	59,000	56,662

UniCredit S.p.A., (5Y US Treasury CMT + 4.75%), 5.46%, 6/30/35(c)(h)	400,000	389,306
		510,580
Ivory Coast – 0.3%
Ivory Coast Government International Bond,
5.75%, 12/31/32	143,084	131,465
6.13%, 6/15/33	244,000	210,333
8.08%, 4/01/36(c)	200,000	184,869
		526,667
Japan – 0.5%
Mitsubishi UFJ Financial Group, Inc., (1Y US Treasury CMT + 1.27%), 5.62%, 4/24/36(h)	201,000	205,338
ORIX Corp., 5.40%, 2/25/35	49,000	49,085
Rakuten Group, Inc., 11.25%, 2/15/27(c)	400,000	427,487
SoftBank Group Corp., 4.63%, 7/06/28	205,000	195,281
		877,191
Jordan – 0.1%
Jordan Government International Bond, 7.38%, 10/10/47	200,000	167,825
Kazakhstan – 0.3%
Baiterek National Managing Holding JSC, 5.45%, 5/08/28(c)	200,000	199,127
ForteBank JSC, 7.75%, 2/04/30(c)	200,000	195,281
Kaspi.KZ JSC, 6.25%, 3/26/30(c)	200,000	195,530
		589,938
		Par(b)	Value
Lebanon – 0.1%
Lebanon Government International Bond,
6.10%, 10/04/22(l)		$200,000	$34,000
6.00%, 1/27/23(l)		245,000	41,877
6.65%, 4/22/24(l)		178,000	30,416
6.20%, 2/26/25(l)		139,000	24,038
			130,331
Luxembourg – 0.1%
Altice Financing S.A., 5.00%, 1/15/28(c)		240,000	184,315
Macau – 0.1%
MGM China Holdings Ltd., 7.13%, 6/26/31(c)		205,000	205,868
Malaysia – 1.8%
Malaysia Government Bond,
3.73%, 6/15/28	MYR	1,610,000	378,255
3.89%, 8/15/29	MYR	3,048,000	721,437
4.76%, 4/07/37	MYR	2,369,000	600,644
4.89%, 6/08/38	MYR	2,185,000	563,918
4.05%, 4/18/39	MYR	1,259,000	299,510
3.76%, 5/22/40	MYR	778,000	179,482
4.18%, 5/16/44	MYR	319,000	76,672

Malaysia Government Investment Issue, 3.47%, 10/15/30	MYR	1,720,000	399,071
			3,218,989
Mexico – 3.0%
Comision Federal de Electricidad, 6.45%, 1/24/35(c)		200,000	191,763
FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple, 7.25%, 1/31/41(c)		198,850	197,259
Mexican Bonos,
8.50%, 3/01/29	MXN	5,550,000	281,291
7.75%, 5/29/31	MXN	11,708,600	565,021
7.50%, 5/26/33	MXN	13,813,800	637,187
7.75%, 11/23/34	MXN	11,849,900	546,650
10.00%, 11/20/36	MXN	1,224,400	65,489
8.50%, 11/18/38	MXN	10,499,200	488,336
7.75%, 11/13/42	MXN	5,936,800	249,191
Mexico Government International Bond,
6.35%, 2/09/35		600,000	595,661
6.88%, 5/13/37		200,000	201,936
6.34%, 5/04/53		330,000	289,518

Orbia Advance Corp. S.A.B. de C.V., 6.80%, 5/13/30(f)		200,000	199,866
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Mexico (Continued)
Petroleos Mexicanos,
6.50%, 3/13/27	$87,000	$85,004
8.75%, 6/02/29	32,808	32,265
5.95%, 1/28/31	165,000	136,515
6.70%, 2/16/32	173,000	148,289
6.63%, 6/15/35	132,000	101,866
6.38%, 1/23/45	44,000	29,042
6.75%, 9/21/47	146,000	98,057
7.69%, 1/23/50	67,000	48,883
		5,189,089
Mongolia – 0.1%
Mongolia Government International Bond, 8.65%, 1/19/28	200,000	206,679
Morocco – 0.3%
Morocco Government International Bond, 5.95%, 3/08/28(c)	200,000	203,270
OCP S.A.,
6.70%, 3/01/36(c)	200,000	197,916
7.50%, 5/02/54(c)	200,000	196,500
		597,686
Netherlands – 0.0%(a)
NXP B.V./NXP Funding LLC/NXP USA, Inc., 4.30%, 6/18/29	60,000	58,666
Oman – 0.5%
Mazoon Assets Co. SAOC, 5.50%, 2/14/29(c)	200,000	201,446
Oman Government International Bond,
6.25%, 1/25/31(c)	500,000	523,255
6.50%, 3/08/47	200,000	198,431
		923,132
Pakistan – 0.3%
Pakistan Government International Bond,
6.88%, 12/05/27	335,000	294,130
7.38%, 4/08/31	200,000	157,637
		451,767
Panama – 0.6%
C&W Senior Finance Ltd., 9.00%, 1/15/33(c)	200,000	200,580
Panama Government International Bond,
3.16%, 1/23/30	200,000	174,967
6.40%, 2/14/35	200,000	188,596
7.88%, 3/01/57	325,000	314,127
		Par(b)	Value
Panama (Continued)

Sable International Finance Ltd., 7.13%, 10/15/32(c)		$200,000	$196,520
			1,074,790
Peru – 0.8%
Banco de Credito del Peru S.A., (5Y US Treasury CMT + 2.24%), 5.80%, 3/10/35(c)(h)		200,000	195,720
Niagara Energy S.A.C., 5.75%, 10/03/34(c)		200,000	197,675
Peru Government Bond,
6.15%, 8/12/32	PEN	154,000	42,870
7.30%, 8/12/33(c)	PEN	670,000	195,734
5.40%, 8/12/34	PEN	222,000	55,853
Peruvian Government International Bond,
6.95%, 8/12/31	PEN	419,000	124,116
5.38%, 2/08/35		210,000	206,758
6.55%, 3/14/37		79,000	83,641
6.90%, 8/12/37	PEN	1,134,000	305,548
			1,407,915
Philippines – 0.4%
Philippine Government International Bond,
5.50%, 1/17/48		600,000	582,633
5.90%, 2/04/50		200,000	203,509
			786,142
Poland – 1.6%
Bank Gospodarstwa Krajowego, 5.75%, 7/09/34(c)		200,000	204,414
Republic of Poland Government Bond,
2.50%, 7/25/26	PLN	429,000	111,267
2.50%, 7/25/27	PLN	981,000	249,968
2.75%, 10/25/29	PLN	1,005,000	248,076
1.25%, 10/25/30	PLN	2,014,000	448,755
1.75%, 4/25/32	PLN	4,442,000	965,325
5.00%, 10/25/34	PLN	480,000	125,756
Republic of Poland Government International Bond,
4.63%, 3/18/29		140,000	141,534
4.88%, 10/04/33		196,000	194,381
5.50%, 3/18/54		158,000	146,857
			2,836,333
Romania – 1.5%
Romania Government Bond,
5.80%, 7/26/27	RON	620,000	137,974
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(b)	Value
Romania (Continued)
Romania Government Bond,
5.00%, 2/12/29	RON	470,000	$99,028
7.35%, 4/28/31	RON	1,605,000	363,734
6.70%, 2/25/32	RON	2,280,000	500,484
7.20%, 10/30/33	RON	545,000	121,707
4.75%, 10/11/34	RON	780,000	145,325
Romanian Government International Bond,
6.63%, 2/17/28(c)		$110,000	112,538
5.88%, 1/30/29(c)		218,000	215,969
7.13%, 1/17/33(c)		308,000	310,983
6.38%, 1/30/34(c)		288,000	272,805
7.63%, 1/17/53(c)		320,000	308,702
			2,589,249
Saudi Arabia – 1.3%
Saudi Arabian Oil Co.,
2.25%, 11/24/30		200,000	175,740
5.25%, 7/17/34(c)		200,000	201,512
Saudi Government International Bond,
4.75%, 1/16/30(c)		404,000	405,424
5.00%, 1/16/34		830,000	826,573
3.75%, 3/05/37(c)	EUR	200,000	222,356
5.75%, 1/16/54(c)		406,000	383,723
			2,215,328
Senegal – 0.6%
Senegal Government International Bond,
7.75%, 6/10/31		834,000	656,076
6.25%, 5/23/33		600,000	417,744
			1,073,820
Serbia – 0.1%
Telecommunications co Telekom Srbija AD Belgrade, 7.00%, 10/28/29(c)		200,000	198,267
South Africa – 2.1%
Eskom Holdings SOC Ltd., 8.45%, 8/10/28		400,000	408,000
Republic of South Africa Government Bond,
10.50%, 12/21/26	ZAR	6,400,000	357,340
7.00%, 2/28/31	ZAR	5,411,193	261,916
8.25%, 3/31/32	ZAR	5,528,933	276,461
8.88%, 2/28/35	ZAR	8,439,822	408,154
8.50%, 1/31/37	ZAR	12,160,510	543,521
9.00%, 1/31/40	ZAR	10,406,227	459,595
8.75%, 1/31/44	ZAR	7,461,447	311,476
		Par(b)	Value
South Africa (Continued)
Republic of South Africa Government International Bond,
4.85%, 9/30/29		$300,000	$282,720
5.65%, 9/27/47		450,000	323,280
			3,632,463
Spain – 0.1%
Banco Santander S.A., 5.44%, 7/15/31		200,000	206,505
Sri Lanka – 0.2%
Sri Lanka Government International Bond,
(Step to 3.35% on 7/15/27), 3.10%, 1/15/30(c)(k)		404,118	325,315
(Step to 5.10% on 12/15/27), 3.60%, 6/15/35(c)(k)		80,948	52,206
(Step to 3.85% on 11/15/27), 3.60%, 5/15/36(c)(k)		56,179	39,044
			416,565
Switzerland – 0.1%
Holcim Finance U.S. LLC, 5.40%, 4/07/35(c)		71,000	70,964
Tyco Electronics Group S.A.,
4.50%, 2/09/31(f)		37,000	36,899
5.00%, 5/09/35(f)		53,000	52,421
			160,284
Thailand – 0.9%
Thailand Government Bond,
3.30%, 6/17/38	THB	4,435,000	151,291
3.45%, 6/17/43	THB	31,204,000	1,070,267
4.00%, 6/17/55	THB	10,218,000	394,956
			1,616,514
Trinidad and Tobago – 0.1%
Port of Spain Waterfront Development, 7.88%, 2/19/40(c)		200,000	188,000
Turkey – 0.9%
Akbank T.A.S., (5Y US Treasury CMT + 5.27%), 9.37%, 3/14/29(c)(g)(h)		200,000	199,661
Hazine Mustesarligi Varlik Kiralama AS, 8.51%, 1/14/29(c)		200,000	211,746
Istanbul Metropolitan Municipality, 10.50%, 12/06/28(c)		200,000	212,548
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Turkey (Continued)
Limak Cimento Sanayi ve Ticaret AS, 9.75%, 7/25/29	$200,000	$196,030
Turkiye Vakiflar Bankasi T.A.O.,
(5Y US Treasury CMT + 5.49%), 10.12%, 4/24/29(c)(g)(h)	200,000	203,580
(5Y US Treasury CMT + 4.67%), 8.99%, 10/05/34(c)(h)	200,000	202,295

Yapi ve Kredi Bankasi A.S., (5Y US Treasury CMT + 5.50%), 9.74%, 4/04/29(c)(g)(h)	200,000	201,884
Zorlu Enerji Elektrik Uretim A.S., 11.00%, 4/23/30(c)	200,000	183,170
		1,610,914
Ukraine – 0.3%
Ukraine Government International Bond,
(Step to 3.00% on 2/01/27), 22.58%, 2/01/34(c)(k)	126,049	48,498
(Step to 4.50% on 8/01/25), 1.75%, 2/01/34(c)(k)	168,958	84,217
(Step to 3.00% on 2/01/27), 22.97%, 2/01/35(c)(k)	56,519	28,434
(Step to 4.50% on 8/01/25), 1.75%, 2/01/35(c)(k)	246,305	121,143
(Step to 3.00% on 2/01/27), 31.27%, 2/01/36(c)(k)	48,764	24,403
(Step to 4.50% on 8/01/25), 1.75%, 2/01/36(c)(k)	161,636	77,938
2.26%, 8/01/41(j)(m)	221,000	157,747
		542,380
United Arab Emirates – 0.8%
Adnoc Murban Rsc Ltd.,
4.50%, 9/11/34(c)	400,000	386,839
5.13%, 9/11/54(c)	225,000	202,332
Galaxy Pipeline Assets Bidco Ltd.,
2.63%, 3/31/36(c)	200,000	168,500
2.94%, 9/30/40(c)	198,729	161,451
MDGH GMTN RSC Ltd.,
5.50%, 4/28/33	200,000	206,626
5.88%, 5/01/34	200,000	211,200
		1,336,948
	Par(b)	Value
United Kingdom – 1.1%
Ardonagh Finco Ltd., 7.75%, 2/15/31(c)	$940,000	$956,736
BAT Capital Corp.,
5.35%, 8/15/32	33,000	33,185
7.08%, 8/02/43	41,000	43,969
3.98%, 9/25/50	50,000	34,697
Global Auto Holdings Ltd./AAG FH UK Ltd.,
8.38%, 1/15/29(c)	400,000	352,983
11.50%, 8/15/29(c)	200,000	192,000

Lloyds Banking Group PLC, (1Y US Treasury CMT + 1.20%), 5.59%, 11/26/35(h)	200,000	200,248
RELX Capital, Inc.,
4.75%, 3/27/30	31,000	31,340
5.25%, 3/27/35	102,000	102,984

Reynolds American, Inc., 5.85%, 8/15/45	20,000	18,737
		1,966,879
Uruguay – 0.3%
Uruguay Government International Bond,
5.44%, 2/14/37	200,000	203,550
4.98%, 4/20/55	327,029	287,377
		490,927
Uzbekistan – 0.2%
Republic of Uzbekistan International Bond, 3.90%, 10/19/31	200,000	169,439
Uzbekneftegaz JSC, 8.75%, 5/07/30	200,000	200,000
		369,439
Venezuela – 0.1%
Petroleos de Venezuela S.A.,
9.00%, 11/17/21(l)	185,101	23,600
6.00%, 5/16/24(l)	90,653	10,516
5.38%, 4/12/27(l)	82,800	9,605
Venezuela Government International Bond,
7.75%, 10/13/19(l)	93,400	12,843
8.25%, 10/13/24(l)	259,100	36,921
11.75%, 10/21/26(l)	42,200	7,596
9.25%, 9/15/27(l)	201,200	34,707
9.25%, 5/07/28(l)	425,300	68,048
11.95%, 8/05/31(l)	92,000	14,950
		218,786
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Zambia – 0.2%
First Quantum Minerals Ltd., 9.38%, 3/01/29(c)	$290,000	$304,196
Zambia Government International Bond,
(Step to 7.50% on 6/30/31), 5.75%, 6/30/33(k)	53,560	46,506
0.50%, 12/31/53	77,000	43,863
		394,565
Total Foreign Issuer Bonds (Cost $80,050,008)		79,311,786

Mortgage-Backed Securities – 0.5%
Commercial Mortgage-Backed Securities – 0.5%
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.92%, 5/10/47(c)(n)	175,000	156,730
Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.92%, 10/15/45(c)	95,164	89,330
GS Mortgage Securities Trust,
Series 2011-GC5, Class C, 5.30%, 8/10/44(c)(n)	35,000	30,380
Series 2013-GC13, Class C, 4.01%, 7/10/46(c)(n)	320,000	286,272
Series 2014-GC22, Class D, 4.73%, 6/10/47(c)(n)	50,000	16,337

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C, 5.36%, 2/15/46(c)	100,000	92,661
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.21%, 8/15/46(n)	110,000	73,997
MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.42%, 10/15/30(c)(n)	100,000	66,910
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.25%, 11/15/59(n)	45,000	37,891
WFRBS Commercial Mortgage Trust,
Series 2011-C3, Class D, 6.05%, 3/15/44(c)(n)	56,647	22,682
	Par(b)	Value
Commercial Mortgage-Backed Securities (Continued)
WFRBS Commercial Mortgage Trust,
Series 2012-C10, Class C, 4.46%, 12/15/45(n)	$120,000	$96,240
Total Mortgage-Backed Securities (Cost $1,180,016)		969,430

Term Loans – 2.4%(j)
Asset Management – 0.2%
Edelman Financial Engines Center LLC, The 2024-2 Refinancing Term Loan, (1M USD CME Term SOFR + 3.00%), 7.32%, 4/07/28	210,463	209,505
HighTower Holding LLC, Initial Term Loan, (3M USD CME Term SOFR + 3.00%), 7.29%, 2/03/32	112,122	110,160
		319,665
Chemicals – 0.1%
Chemours Co., The Tranche B-3 US$ Term Loan, (1M USD CME Term SOFR + 3.00%, 0.50% Floor), 7.32%, 8/18/28	99,485	96,749
Commercial Support Services – 0.5%
First Advantage Holdings LLC, Term B-2 Loan, (1M USD CME Term SOFR + 3.25%), 7.57%, 10/31/31	420,629	417,078
Fortress Intermediate 3, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.75%), 8.07%, 6/27/31	304,462	297,612
Ryan LLC, Closing Date Initial Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 7.82%, 11/14/30	164,189	163,614
VT Topco, Inc., Second Amendment Term Loan, (3M USD CME Term SOFR + 3.00%, 0.50% Floor), 7.30%, 8/09/30	55,821	55,636
		933,940
Consumer Cyclical – 0.2%
Grant Thornton Advisors LLC, 2025 Incremental DDTL Loan, 6/02/31(o)	5,651	5,600
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Consumer Cyclical (Continued)
Grant Thornton Advisors LLC, 2025 Incremental Term Loan, (1M USD CME Term SOFR + 2.75%), 7.07%, 6/02/31	$180,798	$179,188
Horizon Midco 2 Ltd., Term B Loan, (3M USD CME Term SOFR + 4.75%), 9.03%, 10/31/31	262,307	233,891
		418,679
Consumer Non-Cyclical – 0.1%
IVC Acquisition Ltd., Facility B-12, 12/12/28(o)	105,061	104,098
Diversified Industrials – 0.1%
GrafTech Global Enterprises, Inc., Delayed Draw Term Loan, 12/21/29	70,299	69,455
GrafTech Global Enterprises, Inc., Term Loan, (3M USD CME Term SOFR + 6.00%, 2.00% Floor), 10.30%, 12/21/29	123,022	121,546
		191,001
Health Care Facilities & Services – 0.2%
Hanger, Inc., Delayed Draw Term Loan,
(1M USD CME Term SOFR + 3.50%), 7.82%, 10/23/31	1,800	1,794
10/23/31(o)	11,399	11,362
Hanger, Inc., Initial Term Loan,
(1M USD CME Term SOFR + 3.50%), 7.82%, 10/23/31	95,000	94,695
10/23/31(o)	9,311	9,281

Inception Finco S.a.r.l. Facility B-6, (3M USD CME Term SOFR + 3.75%), 8.05%, 4/18/31	204,499	200,665
		317,797
Insurance – 0.3%
Amynta Agency Borrower, Inc., (Amynta Warranty Borrower, Inc.), 2024-1 Refinancing Term Loan, (1M USD CME Term SOFR + 3.00%), 7.32%, 12/29/31	278,602	275,757
	Par(b)	Value
Insurance (Continued)
Asurion LLC, New B-11 Term Loan, (1M USD CME Term SOFR + 4.25%), 8.67%, 8/19/28	$152,304	$147,358
Truist Insurance Holdings LLC, Initial Term Loan, (3M USD CME Term SOFR + 4.75%), 9.05%, 5/06/32	38,304	38,151
		461,266
Internet Media & Services – 0.1%
Stubhub Holdco Sub LLC, Extended USD Term B Loan, (1M USD CME Term SOFR + 4.75%), 9.07%, 3/15/30	228,062	224,214
Medical Equipment & Devices – 0.2%
Bausch + Lomb Corp., Initial Term Loan, (1M USD CME Term SOFR + 3.25%, 0.50% Floor), 7.67%, 5/10/27	305,080	301,145
Software – 0.1%
GoTo Group, Inc., Exchange First Out Term Loan, (1M USD CME Term SOFR + 4.75%), 9.18%, 4/28/28	73,628	66,486
Project Alpha Intermediate Holding, Inc., Second Amendment Refinancing Term Loan,
(3M USD CME Term SOFR + 3.25%, 0.50% Floor), 7.55%, 10/26/30	5,550	5,523
10/26/30(o)	100,000	99,514
		171,523
Specialty Finance – 0.1%
Dechra Pharmaceuticals Holdings Ltd., Facility B-1, (6M USD CME Term SOFR + 3.25%), 7.51%, 1/27/32	210,494	208,850
Technology – 0.0%(a)
Kaseya, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.25%), 7.57%, 3/20/32	55,000	54,568
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Technology Hardware – 0.2%
Commscope LLC, Initial Term Loan, (1M USD CME Term SOFR + 5.25%, 2.00% Floor), 9.57%, 12/17/29	$352,997	$346,046
Total Term Loans (Cost $4,213,220)		4,149,541

U.S. Government Obligations – 1.3%
U.S. Treasury Bonds – 0.4%
4.75%, 2/15/45	235,800	237,421
4.50%, 11/15/54	381,900	369,667
4.63%, 2/15/55	49,000	48,487
		655,575
U.S. Treasury Notes – 0.9%
3.75%, 4/30/27	558,000	559,635
3.75%, 4/15/28	488,500	490,752
4.00%, 3/31/30(f)	17,000	17,211
3.88%, 4/30/30(f)	187,800	189,135
4.00%, 4/30/32	24,000	24,105
4.63%, 2/15/35(f)	286,900	297,659
		1,578,497
Total U.S. Government Obligations (Cost $2,228,725)		2,234,072

	Number of Shares
Warrants – 0.0%(a)
Engineering & Construction – 0.0%(a)
Mcdermott International Ltd.(p)*	4,298	—
Mcdermott International Ltd. (OTC Exchange)(p)*	3,868	—
Total Warrants (Cost $6,000)		—

	Par(b)/Number of Shares
Short-Term Investments – 5.1%
Convertible Bonds – 0.1%
Palo Alto Networks, Inc., 0.38%, 6/01/25	7,000	26,137

Sea Ltd., 2.38%, 12/01/25	53,000	80,242

Spotify USA, Inc., 0.00%, 3/15/26(d)	14,000	18,026

Tyler Technologies, Inc., 0.25%, 3/15/26	14,000	16,471
		140,876
		Par(b)/Number of Shares	Value
Corporate Bonds – 0.3%
FedEx Corp., 3.25%, 4/01/26		155,000	$153,030

Sempra, (5Y US Treasury CMT + 4.55%), 4.88%, 10/15/25(g)(h)		91,000	89,788
T-Mobile USA, Inc.,
2.25%, 2/15/26		86,000	84,293
2.63%, 4/15/26		26,000	25,518

U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 11/15/25		48,224	48,000

United Airlines Pass Through Trust, Series 2020-1, Class B, 4.88%, 1/15/26		50,521	50,334
			450,963
Foreign Issuer Bonds – 2.2%
Agile Group Holdings Ltd., 6.05%, 10/13/25(l)		205,000	12,710

China Evergrande Group, 8.75%, 6/28/25(l)		200,000	2,628
Egypt Treasury Bills,
27.14%, 5/20/25(q)	EGP	13,300,000	258,613
26.92%, 6/03/25(q)	EGP	6,850,000	131,772
25.23%, 6/10/25(q)	EGP	43,300,000	828,567
22.98%, 6/17/25(q)	EGP	34,075,000	648,649
26.61%, 6/24/25(q)	EGP	13,000,000	246,194
22.91%, 9/09/25(q)	EGP	18,400,000	330,633

Hungary Government Bond, 5.50%, 6/24/25	HUF	67,630,000	190,124
Nigeria OMO Bills,
21.37%, 6/17/25(q)	NGN	685,000,000	412,909
22.03%, 11/04/25(q)	NGN	1,193,000,000	656,132
22.26%, 12/02/25(q)	NGN	137,457,000	74,192
22.26%, 12/09/25(q)	NGN	209,884,000	114,827

Sunac China Holdings Ltd., 6.00%, 9/30/25(c)		18,607	2,186

Times China Holdings Ltd., 6.20%, 3/22/26(i)(l)		215,000	7,525

Zhenro Properties Group Ltd., 6.63%, 1/07/26(l)		200,000	1,001
			3,918,662
Money Market Fund – 1.9%
Northern Institutional Funds - Treasury Portfolio (Premier),4.17%(r)		3,378,911	3,378,911
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)/Number of Shares	Value
U.S. Treasury Bills – 0.6%
U.S. Treasury Bills,
4.13%, 6/05/25(q)(s)	475,000	$473,047
4.06%, 7/24/25(q)	610,000	604,065
		1,077,112
Total Short-Term Investments (Cost $9,587,124)		8,966,524
Total Investments – 98.6% (Cost $176,346,832)		172,962,632
Other Assets less Liabilities – 1.4%(t)		2,427,721
NET ASSETS – 100.0%		$175,390,353

Percentages shown are based on Net Assets.

(a)	Amount rounds to less than 0.05%.
(b)	Par value is in USD unless otherwise indicated.
(c)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025, these securities had a total value of $60,752,121 or 34.64%
of net assets.

(d)	Zero coupon bond.
(e)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(f)	When-issued security. Coupon rate was not yet in effect at April 30, 2025.
(g)	Perpetual bond. Maturity date represents next call date.
(h)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of April 30, 2025 is disclosed.
(i)
Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations.
At April 30, 2025, the value of restricted securities (excluding 144A issues) amounted to $429,424 or 0.24% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Kaisa Group Holdings Ltd., 9.38%, 6/30/24	12/07/2021	$70,000
Paramount Global, 6.38%, 3/30/62	11/19/24-4/24/25	401,262
Times China Holdings Ltd., 6.20%, 3/22/26	10/06/2021	193,682
Yuzhou Group Holdings Co. Ltd., 6.35%, 1/13/27	10/05/2021	134,120

(j)	Variable or floating rate security. Rate as of April 30, 2025 is disclosed.
(k)	Step coupon bond. Rate as of April 30, 2025 is disclosed.
(l)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(m)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(n)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of April 30, 2025 is disclosed.

(o)	Position is unsettled. Contract rate was not determined at April 30, 2025 and does not take effect until settlement date.
(p)	Investment is valued using significant unobservable inputs (Level 3).
(q)	Discount rate at the time of purchase.
(r)	7-day current yield as of April 30, 2025 is disclosed.
(s)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap contracts.
(t)	Includes appreciation/(depreciation) on forward foreign currency exchange and futures contracts.
*	Non-income producing security

See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Abbreviations:

1Y	1 Year
1M	1 Month
3M	3 Month
5Y	5 Year
6M	6 Month
ADR	American Depositary Receipt
BRL	Brazilian Real
CLP	Chilean Peso
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
CNY	Chinese Offshore Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
DDTL	Delayed Draw Term Loan
EGP	Egyptian Pound
EUR	Euro
GMTN	Global Medium Term Note
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JSC	Joint Stock Company
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MSCI	Morgan Stanley Capital International
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sole
PLC	Public Limited Company
PLN	Polish Zloty
RON	Romania New Leu
SOFR	United States Secured Overnight Financing Rate
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Multisector Bond Fund

Futures Contracts outstanding at April 30, 2025: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	1	6/18/2025	USD	112,219	$2,047
U.S. Treasury Long Bond	9	6/18/2025	USD	1,049,625	(8,461)
2-Year U.S. Treasury Note	34	6/30/2025	USD	7,077,046	57,671
5-Year U.S. Treasury Note	18	6/30/2025	USD	1,965,516	27,094
Total Long Contracts					$78,351
Short Contracts
U.S. Treasury Long Bond	(5)	6/18/2025	USD	583,125	$3,378
Ultra 10-Year U.S. Treasury Note	(54)	6/18/2025	USD	6,195,656	(111,075)
Ultra U.S. Treasury Bond	(1)	6/18/2025	USD	121,031	2,345
Total Short Contracts					$(105,352)
					$(27,001)

Forward Foreign Currency Exchange Contracts outstanding at April 30, 2025:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

5/02/25	Turkish Lira	80,837,729	U.S. Dollars	2,042,859	JPMorgan Chase	$57,109
5/02/25	Turkish Lira	64,340,097	U.S. Dollars	1,624,514	BNP Paribas	46,885
5/07/25	Mexican Pesos	15,076,565	U.S. Dollars	730,100	JPMorgan Chase	37,944
6/16/25	Euro	843,593	U.S. Dollars	925,000	BNP Paribas	33,560
6/12/25	Thai Baht	64,176,302	U.S. Dollars	1,911,147	Morgan Stanley	16,345
6/10/25	Polish Zloty	2,327,411	U.S. Dollars	598,912	BNP Paribas	16,109
7/07/25	Euro	540,018	U.S. Dollars	600,500	Bank of America	13,955
5/07/25	Mexican Pesos	4,589,278	U.S. Dollars	220,000	Barclays	13,791
5/06/25	U.S. Dollars	391,795	Chilean Pesos	359,667,480	Morgan Stanley	11,972
6/24/25	Malaysian Ringgit	1,837,995	U.S. Dollars	416,401	Goldman Sachs	10,560
5/06/25	Chilean Pesos	359,667,480	U.S. Dollars	369,800	Bank of America	10,023
7/08/25	Czech Republic Koruna	4,224,171	U.S. Dollars	183,800	Barclays	8,309
6/26/25	U.S. Dollars	341,738	Colombian Pesos	1,429,946,054	Bank of America	6,156
6/17/25	Malaysian Ringgit	791,173	U.S. Dollars	179,067	Barclays	4,658
10/27/25	Brazilian Reals	6,611,900	U.S. Dollars	1,109,100	JPMorgan Chase	4,464
10/27/25	U.S. Dollars	301,700	Brazilian Reals	1,774,300	BNP Paribas	2,876
6/24/25	U.S. Dollars	185,400	Colombian Pesos	778,231,332	Barclays	2,712
5/02/25	U.S. Dollars	3,773,058	Turkish Lira	145,177,825	BNP Paribas	1,691
5/05/25	U.S. Dollars	313,428	Brazilian Reals	1,774,253	BNP Paribas	1,203
6/25/25	U.S. Dollars	184,800	Colombian Pesos	782,812,800	JPMorgan Chase	1,062
Total Unrealized Appreciation						$301,384

10/27/25	U.S. Dollars	1,109,100	Mexican Pesos	22,265,183	Morgan Stanley	$(149)
7/08/25	Czech Republic Koruna	3,794,489	U.S. Dollars	173,160	BNP Paribas	(592)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at April 30, 2025: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
5/05/25	Brazilian Reals	1,774,253	U.S. Dollars	313,428	Morgan Stanley	$(1,203)
5/05/25	Brazilian Reals	1,774,253	U.S. Dollars	314,863	BNP Paribas	(2,638)
6/10/25	U.S. Dollars	124,400	Polish Zloty	483,092	BNP Paribas	(3,258)
5/27/25	Turkish Lira	15,820,919	U.S. Dollars	401,730	BNP Paribas	(4,066)
6/12/25	U.S. Dollars	176,507	Thai Baht	6,013,596	Bank of America	(4,107)
5/06/25	U.S. Dollars	369,800	Peruvian Nuevo Soles	1,371,218	JPMorgan Chase	(4,188)
5/06/25	Peruvian Nuevo Soles	1,371,219	U.S. Dollars	378,267	Bank of America	(4,279)
9/08/25	U.S. Dollars	294,907	Turkish Lira	13,441,869	JPMorgan Chase	(5,539)
7/23/25	U.S. Dollars	1,603,146	Chinese Offshore Yuan	11,632,907	Bank of America	(7,673)
7/16/25	Turkish Lira	19,593,517	U.S. Dollars	475,900	BNP Paribas	(11,360)
7/07/25	U.S. Dollars	600,500	Hungarian Forints	219,490,316	Bank of America	(12,099)
5/05/25	U.S. Dollars	296,545	Brazilian Reals	1,774,253	Barclays	(15,680)
9/08/25	Turkish Lira	13,441,869	U.S. Dollars	317,100	Morgan Stanley	(16,654)
6/02/25	Turkish Lira	145,177,825	U.S. Dollars	3,640,595	BNP Paribas	(17,339)
7/16/25	Turkish Lira	72,087,190	U.S. Dollars	1,734,100	Barclays	(24,996)
7/16/25	U.S. Dollars	1,105,566	Turkish Lira	47,746,645	JPMorgan Chase	(26,452)
7/16/25	U.S. Dollars	1,014,526	Turkish Lira	43,934,061	BNP Paribas	(27,100)
6/16/25	U.S. Dollars	925,000	Hungarian Forints	341,115,395	BNP Paribas	(28,136)
Total Unrealized Depreciation						$(217,508)
Net Unrealized Appreciation						$83,876
Valuation Hierarchy
The following is a summary of the inputs used, as of April 30, 2025, in valuing the Fund's investments carried at fair value:
Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$2,621,934	$—	$—	$2,621,934
Convertible Bonds	—	1,533,886	—	1,533,886
Convertible Preferred Stocks	224,494	—	—	224,494
Corporate Bonds	—	72,950,965	—	72,950,965
Foreign Issuer Bonds	—	79,311,786	—	79,311,786
Mortgage-Backed Securities	—	969,430	—	969,430
Term Loans	—	4,149,541	—	4,149,541
U.S. Government Obligations	—	2,234,072	—	2,234,072
Warrants	—	—	— *	—
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Short-Term Investments	$3,378,911	$5,587,613	$—	$8,966,524
Total Investments	$6,225,339	$166,737,293	$—	$172,962,632

*Includes securities determined to have no value as of April 30, 2025.

Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$92,535	$—	$—	$92,535
Forward Foreign Currency Exchange Contracts	—	301,384	—	301,384
Total Assets - Derivative Financial Instruments	$92,535	$301,384	$—	$393,919
Liabilities:
Futures Contracts	$(119,536)	$—	$—	$(119,536)
Forward Foreign Currency Exchange Contracts	—	(217,508)	—	(217,508)
Total Liabilities - Derivative Financial Instruments	$(119,536)	$(217,508)	$—	$(337,044)
Net Derivative Financial Instruments	$(27,001)	$83,876	$—	$56,875
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments
Morningstar Global Opportunistic Equity Fund

	Number of Shares	Value
Common Stocks – 44.1%
Advertising & Marketing – 1.7%
Dentsu Group, Inc. (Japan)(a)	1,900	$39,836
Omnicom Group, Inc.	64,725	4,929,456
WPP PLC (United Kingdom)	3,737	28,971
		4,998,263
Aerospace & Defense – 0.1%
BAE Systems PLC (United Kingdom)	4,944	114,615
Rolls-Royce Holdings PLC (United Kingdom)	8,332	84,340
		198,955
Asset Management – 0.1%
3i Group PLC (United Kingdom)	893	50,625
Charles Schwab (The) Corp.	2,055	167,277
St. James's Place PLC (United Kingdom)	1,650	20,799
		238,701
Automotive – 0.6%
Bridgestone Corp. (Japan)	6,500	271,799
Denso Corp. (Japan)	9,600	123,955
Honda Motor Co. Ltd. (Japan)	33,800	343,906
Nissan Motor Co. Ltd. (Japan)(a)*	22,600	53,802
Stanley Electric Co. Ltd. (Japan)	8,400	157,407
Sumitomo Electric Industries Ltd. (Japan)	3,700	59,472
Toyota Motor Corp. (Japan)	35,600	679,939
		1,690,280
Banking – 2.9%
Bank of America Corp.	21,339	850,999
Barclays PLC (United Kingdom)	17,692	70,479
Citigroup, Inc.	7,616	520,782
Citizens Financial Group, Inc.	8,983	331,383
Comerica, Inc.	2,412	129,645
Fifth Third Bancorp	11,479	412,555
HSBC Holdings PLC (United Kingdom)	29,358	327,265
Huntington Bancshares, Inc.	30,312	440,433
JP Morgan Chase & Co.	3,270	799,907
KeyCorp	22,757	337,714
Lloyds Banking Group PLC (United Kingdom)	108,650	106,746
	Number of Shares	Value
Banking (Continued)
M&T Bank Corp.	2,446	$415,233
Mitsubishi UFJ Financial Group, Inc. (Japan)	27,500	346,476
Mizuho Financial Group, Inc. (Japan)	5,400	135,014
NatWest Group PLC (United Kingdom)	9,313	59,904
PNC Financial Services Group (The), Inc.	2,549	409,599
Regions Financial Corp.	13,844	282,556
Resona Holdings, Inc. (Japan)	8,300	66,581
Standard Chartered PLC (United Kingdom)	4,583	66,010
Sumitomo Mitsui Financial Group, Inc. (Japan)	15,300	365,015
Sumitomo Mitsui Trust Group, Inc. (Japan)	7,500	185,541
Truist Financial Corp.	12,255	469,857
U.S. Bancorp	13,282	535,796
Wells Fargo & Co.	13,468	956,363
Zions Bancorp N.A.	2,866	128,884
		8,750,737
Beverages – 0.2%
Asahi Group Holdings Ltd. (Japan)	12,700	175,543
Diageo PLC (United Kingdom)	5,586	156,857
Kirin Holdings Co. Ltd. (Japan)	10,800	163,368
		495,768
Biotechnology & Pharmaceuticals – 0.4%
Astellas Pharma, Inc. (Japan)	11,400	114,161
AstraZeneca PLC (United Kingdom)	2,715	388,969
Chugai Pharmaceutical Co. Ltd. (Japan)	2,600	149,785
Daiichi Sankyo Co. Ltd. (Japan)	10,000	255,806
GSK PLC	8,570	169,538
Ono Pharmaceutical Co. Ltd. (Japan)	3,300	37,986
Takeda Pharmaceutical Co. Ltd. (Japan)	6,500	196,616
		1,312,861
Cable & Satellite – 0.2%
Comcast Corp., Class A	16,729	572,132
Chemicals – 0.2%
Nitto Denko Corp. (Japan)	4,000	70,307
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Chemicals (Continued)
Shin-Etsu Chemical Co. Ltd. (Japan)	10,300	$313,445
Toray Industries, Inc. (Japan)	11,800	75,361
		459,113
Commercial Support Services – 4.5%
Compass Group PLC (United Kingdom)	2,460	82,939
H&R Block, Inc.	65,355	3,945,482
Recruit Holdings Co. Ltd. (Japan)	4,500	249,369
RELX PLC (United Kingdom)	2,930	159,905
Rentokil Initial PLC (United Kingdom)	1,025,519	4,698,200
Secom Co. Ltd. (Japan)	92,515	3,401,816
SGS S.A. (Switzerland)(b)	7,550	737,342
		13,275,053
Diversified Industrials – 0.1%
Hitachi Ltd. (Japan)	13,400	331,188
Sumitomo Heavy Industries Ltd. (Japan)	2,800	58,301
		389,489
E-Commerce Discretionary – 0.9%
Alibaba Group Holding Ltd. (China)	103,200	1,540,779
JD.com, Inc., Class A (China)	40,850	665,096
PDD Holdings, Inc. (China)*	3,447	363,900
		2,569,775
Electric Utilities – 1.4%
Chubu Electric Power Co., Inc. (Japan)	6,500	84,405
National Grid PLC (United Kingdom)	221,837	3,202,018
SSE PLC (United Kingdom)	2,837	63,963
Terna - Rete Elettrica Nazionale (Italy)	79,591	791,438
		4,141,824
Electrical Equipment – 0.1%
Daikin Industries Ltd. (Japan)	1,500	170,885
Mitsubishi Electric Corp. (Japan)	12,100	234,079
		404,964
Engineering & Construction – 1.1%
Ferrovial S.E.	69,598	3,395,163
Entertainment Content – 0.7%
Electronic Arts, Inc.	705	102,288
	Number of Shares	Value
Entertainment Content (Continued)
NetEase, Inc. (China)	23,000	$494,416
Netflix, Inc.*	688	778,623
Nexon Co. Ltd. (Japan)	3,200	50,207
Square Enix Holdings Co. Ltd. (Japan)	1,300	75,170
Walt Disney (The) Co.	6,371	579,443
		2,080,147
Food – 0.1%
MEIJI Holdings Co. Ltd. (Japan)	6,600	162,273
Yamazaki Baking Co. Ltd. (Japan)	4,086	97,813
		260,086
Gas & Water Utilities – 3.5%
Osaka Gas Co. Ltd. (Japan)	3,700	93,825
Severn Trent PLC (United Kingdom)(a)	96,381	3,585,109
Snam S.p.A. (Italy)	556,320	3,192,989
United Utilities Group PLC (United Kingdom)	235,463	3,540,035
		10,411,958
Health Care Facilities & Services – 1.9%
Alfresa Holdings Corp. (Japan)	5,400	81,519
Fresenius Medical Care A.G. (Germany)	46,713	2,376,551
Henry Schein, Inc.*	48,410	3,145,198
		5,603,268
Home & Office Products – 0.2%
Scotts Miracle-Gro (The) Co.	14,839	747,589
Home Construction – 0.0%(c)
Berkeley Group Holdings PLC (United Kingdom)	548	30,548
Sekisui House Ltd. (Japan)	2,861	65,775
		96,323
Household Products – 0.2%
Haleon PLC	10,390	52,281
Kao Corp. (Japan)	4,400	188,415
Reckitt Benckiser Group PLC (United Kingdom)	1,957	126,317
Unilever PLC (London Exchange) (United Kingdom)	4,481	285,305
		652,318
Industrial Support Services – 0.0%(c)
Ashtead Group PLC (United Kingdom)	630	33,725
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Institutional Financial Services – 1.0%
Bank of New York Mellon (The) Corp.	4,963	$399,075
Daiwa Securities Group, Inc. (Japan)	8,500	55,896
Goldman Sachs Group (The), Inc.	1,426	780,806
Japan Exchange Group, Inc. (Japan)	5,600	62,304
London Stock Exchange Group PLC (United Kingdom)	667	103,860
Morgan Stanley	6,708	774,237
Northern Trust Corp.	3,805	357,594
State Street Corp.	4,123	363,236
		2,897,008
Insurance – 0.2%
Aviva PLC (United Kingdom)	5,363	40,182
Dai-ichi Life Holdings, Inc. (Japan)	20,000	144,409
Legal & General Group PLC (United Kingdom)	10,687	33,654
MS&AD Insurance Group Holdings, Inc. (Japan)	5,900	134,106
Prudential PLC (Hong Kong)(a)	8,517	90,559
Sompo Holdings, Inc. (Japan)	2,100	68,819
Tokio Marine Holdings, Inc. (Japan)	5,700	228,470
		740,199
Internet Media & Services – 3.7%
Alphabet, Inc., Class A	25,180	3,998,584
Baidu, Inc., Class A (China)*	75,000	827,026
Meituan, Class B (China)(d)*	39,370	651,866
Meta Platforms, Inc., Class A	5,028	2,760,372
Tencent Holdings Ltd. (China)	26,800	1,641,526
Tencent Music Entertainment Group ADR (China)	30,623	410,961
Trip.com Group Ltd. (China)	14,000	843,371
		11,133,706
IT Services – 0.7%
Cognizant Technology Solutions Corp., Class A	30,277	2,227,479
	Number of Shares	Value
Leisure Facilities & Services – 2.3%
Entain PLC (United Kingdom)	2,131	$18,218
FDJ UNITED (France)(d)	57,251	2,040,662
InterContinental Hotels Group PLC (United Kingdom)	267	28,492
International Game Technology PLC	293,322	4,810,481
		6,897,853
Leisure Products – 0.0%(c)
Shimano, Inc. (Japan)(a)	800	112,708
Machinery – 0.3%
FANUC Corp. (Japan)	7,800	197,961
Keyence Corp. (Japan)	500	209,046
Komatsu Ltd. (Japan)	4,300	124,354
Nabtesco Corp. (Japan)	3,038	45,598
SMC Corp. (Japan)	500	161,820
Smiths Group PLC (United Kingdom)	1,296	32,296
		771,075
Medical Equipment & Devices – 2.7%
Baxter International, Inc.	110,497	3,444,191
DENTSPLY SIRONA, Inc.	291,941	4,057,980
FUJIFILM Holdings Corp. (Japan)	5,900	120,846
Hoya Corp. (Japan)	1,600	188,266
Olympus Corp. (Japan)	13,900	182,132
Smith & Nephew PLC (United Kingdom)	2,930	41,233
		8,034,648
Metals & Mining – 0.2%
Anglo American PLC (South Africa)	1,873	51,130
Cameco Corp. (Canada)	4,228	190,852
Glencore PLC (Australia)*	23,148	75,896
Rio Tinto PLC (Australia)	2,488	148,259
Sumitomo Metal Mining Co. Ltd. (Japan)	2,000	44,374
		510,511
Oil & Gas Supply Chain – 3.7%
BP PLC	275,734	1,273,172
Canadian Natural Resources Ltd. (Canada)	20,108	577,015
Cenovus Energy, Inc. (Canada)	17,446	205,388
Chevron Corp.	3,111	423,283
China Petroleum & Chemical Corp., Class H (China)	428,250	218,609
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Oil & Gas Supply Chain (Continued)
ENEOS Holdings, Inc. (Japan)	12,100	$58,252
Eni S.p.A. (Italy)	30,464	436,291
Equinor ASA (Norway)	12,882	291,592
Exxon Mobil Corp.	5,776	610,119
Galp Energia SGPS S.A. (Portugal)	6,650	103,034
Gazprom PJSC (Russia)(e)*	100,532	—
Imperial Oil Ltd. (Canada)	1,610	108,599
Inpex Corp. (Japan)	24,100	301,479
LUKOIL PJSC (Russia)(e)	3,271	—
Neste OYJ (Finland)	7,553	78,350
Petroleo Brasileiro S.A. ADR (Brazil)	60,127	678,834
Repsol S.A. (Spain)	27,388	334,782
Rosneft Oil Co. PJSC (Russia)(e)	48,304	—
Santos Ltd. (Australia)	71,076	273,242
Shell PLC	82,370	2,658,224
Suncor Energy, Inc. (Canada)	11,870	419,230
TotalEnergies S.E. (France)	27,441	1,562,907
Woodside Energy Group Ltd. (Australia)	32,082	418,193
		11,030,595
Publishing & Broadcasting – 0.0%(c)
Informa PLC (United Kingdom)	3,132	30,596
Real Estate Owners & Developers – 0.1%
Mitsubishi Estate Co. Ltd. (Japan)	15,100	265,246
Mitsui Fudosan Co. Ltd. (Japan)	7,100	70,366
Sumitomo Realty & Development Co. Ltd. (Japan)	2,100	78,217
		413,829
Retail - Consumer Staples – 0.2%
Alibaba Health Information Technology Ltd. (China)*	574,000	371,331
Seven & i Holdings Co. Ltd. (Japan)	10,100	148,678
Tesco PLC (United Kingdom)	15,527	76,843
		596,852
Retail - Discretionary – 0.1%
Fast Retailing Co. Ltd. (Japan)	600	197,367
Semiconductors – 0.1%
Tokyo Electron Ltd. (Japan)	2,000	297,797
	Number of Shares	Value
Software – 0.6%
Nice Ltd. ADR (Israel)(a)*	10,622	$1,655,492
Specialty Finance – 4.5%
Capital One Financial Corp.	2,670	481,294
Edenred S.E. (France)	72,877	2,272,813
Experian PLC	1,385	68,905
Fiserv, Inc.*	12,106	2,234,404
Nexi SpA (Italy)(d)*	880,254	5,141,618
ORIX Corp. (Japan)	4,400	88,264
Visa, Inc., Class A	8,545	2,952,298
		13,239,596
Steel – 0.1%
Mitsui & Co. Ltd. (Japan)	13,100	264,897
Technology Hardware – 0.5%
Casio Computer Co. Ltd. (Japan)	6,300	49,270
Kyocera Corp. (Japan)	11,600	137,480
Murata Manufacturing Co. Ltd. (Japan)	16,500	235,068
Nidec Corp. (Japan)	6,400	113,736
Nintendo Co. Ltd. (Japan)	3,400	282,268
Panasonic Holdings Corp. (Japan)	10,500	120,393
Sony Group Corp. (Japan)	21,300	561,954
TDK Corp. (Japan)	10,000	106,714
		1,606,883
Telecommunications – 1.4%
BT Group PLC (United Kingdom)(a)	13,201	30,639
KDDI Corp. (Japan)	13,800	244,586
Nippon Telegraph & Telephone Corp. (Japan)	131,600	137,558
SES S.A. (Luxembourg)	443,344	2,350,609
Softbank Corp. (Japan)	59,000	89,282
SoftBank Group Corp. (Japan)	4,700	237,677
T-Mobile U.S., Inc.	692	170,889
Verizon Communications, Inc.	16,992	748,668
Vodafone Group PLC (United Kingdom)	62,166	61,091
		4,070,999
Tobacco & Cannabis – 0.1%
British American Tobacco PLC (United Kingdom)	4,917	214,176
Transportation & Logistics – 0.1%
East Japan Railway Co. (Japan)	9,500	205,930
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Wholesale - Consumer Staples – 0.2%
ITOCHU Corp. (Japan)	6,200	$317,086
Mitsubishi Corp. (Japan)	14,700	279,103
		596,189
Wholesale - Discretionary – 0.2%
Bunzl PLC (United Kingdom)	17,724	556,968
Total Common Stocks (Cost $126,425,885)		131,081,845

Investment Companies – 52.8%
Fidelity MSCI Information Technology Index ETF(a)	116,849	19,094,295
iShares Global Consumer Staples ETF	220,816	14,598,146
iShares MSCI South Korea ETF (South Korea)(a)	181,780	10,214,218
Materials Select Sector SPDR® Fund ETF	50,763	4,258,508
Schwab Fundamental Emerging Markets Large Company Index ETF(a)	492,685	14,829,818
Schwab U.S. REIT ETF	284,131	5,975,275
SPDR Portfolio S&P 600 Small Cap ETF	242,438	9,479,326
VanEck Morningstar Wide Moat ETF	69,511	5,982,812
	Number of Shares	Value

Vanguard Health Care ETF(a)	33,534	$8,581,015
Vanguard Total Stock Market ETF (Australia)	234,785	64,054,044
Total Investment Companies (Cost $144,799,573)		157,067,457

Short-Term Investments – 7.1%
Money Market Funds – 7.1%
Northern Institutional Funds - Liquid Assets Portfolio, 4.37%(f)(g)	13,015,195	13,015,195

Northern Institutional Funds - Treasury Portfolio (Premier), 4.17%(f)	7,988,286	7,988,286
Total Short-Term Investments (Cost $21,003,481)		21,003,481
Total Investments – 104.0% (Cost $292,228,939)		309,152,783
Liabilities less Other Assets – (4.0)%		(11,758,981)
NET ASSETS – 100.0%		$297,393,802

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Security either partially or fully on loan. (See Note 6.)
(b)	Security sold outside United States without registration under the Securities Act of 1933.
(c)	Amount rounds to less than 0.05%.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025, these securities had a total value of $7,834,146 or 2.63% of net assets.

(e)	Investment is valued using significant unobservable inputs (Level 3) (See Note 3 regarding investments in Russian securities).
(f)	7-day current yield as of April 30, 2025 is disclosed.
(g)	Security purchased with the cash proceeds from securities loaned. (See Note 6.)
*	Non-income producing security

Abbreviations:

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
NOK	Norwegian Kroner
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
RUB	Russian Ruble
S&P	Standards & Poor's
SPDR	Standard & Poor’s Depositary Receipt

Concentration by Currency (%)(a)
U.S. Dollar	72.2
Euro	8.1
British Pound	7.8
Japanese Yen	5.6
All other currencies less than 5%	6.3
Total	100.0
(a) Percentages shown are based on Net Assets.

Country Diversification (%)(a)
United States	55.5
Australia	21.9
United Kingdom	6.3
Japan	5.6
All other countries less than 5%(b)	10.7
Total	100.0

(a) Percentages shown are based on Net Assets.
(b) Includes Other.
Valuation Hierarchy
The following is a summary of the inputs used, as of April 30, 2025, in valuing the Fund's investments carried at fair value:
Morningstar Global Opportunistic Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$58,194,455	$72,887,390	$— *	$131,081,845
Investment Companies	157,067,457	—	—	157,067,457
Short-Term Investments	21,003,481	—	—	21,003,481
Total Investments	$236,265,393	$72,887,390	$—	$309,152,783

*Includes securities determined to have no value as of April 30, 2025.
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments
Morningstar Alternatives Fund

	Par(a)	Value
Long Positions – 100.3%
Asset-Backed Securities – 0.7%
Other – 0.7%
Affirm Asset Securitization Trust,
Series 2023-B, Class D, 8.78%, 9/15/28(b)	$200,000	$202,008
Series 2023-X1, Class B, 7.77%, 11/15/28(b)	59,982	60,083
Series 2024-A, Class 1D, 6.89%, 2/15/29(b)	300,000	301,829
Series 2024-X1, Class B, 6.34%, 5/15/29(b)	275,000	275,762
Series 2024-X1, Class C, 6.57%, 5/15/29(b)	417,000	419,053

Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 3/10/28	21,192	20,518
JP Morgan Chase Bank N.A. - CACLN, Series 2021-3, Class B, 0.76%, 2/26/29(b)	2,197	2,191
NetCredit Combined Receivables LLC, Series 2024-A, Class B, 8.31%, 10/21/30(b)	250,000	257,577
		1,539,021
Total Asset-Backed Securities (Cost $1,527,314)		1,539,021

	Number of Shares
Common Stocks – 21.7%
Advertising & Marketing – 0.3%
Interpublic Group of Cos. (The), Inc.(c)	17,360	436,083
Omnicom Group, Inc.	1,042	79,359
		515,442
Aerospace & Defense – 0.6%
Axon Enterprise, Inc.*	3	1,840
Curtiss-Wright Corp.	3	1,035
General Dynamics Corp.	8	2,177
General Electric Co.	25	5,038
HEICO Corp.	5	1,254
Howmet Aerospace, Inc.	13	1,802
L3Harris Technologies, Inc.	211	46,424
Lockheed Martin Corp.	178	85,039
Northrop Grumman Corp.	4	1,946
RTX Corp.	31	3,910
Triumph Group, Inc.*	40,251	1,022,375
Woodward, Inc.	5	938
		1,173,778
	Number of Shares	Value
Apparel & Textile Products – 0.0%(d)
Deckers Outdoor Corp.*	9	$997
Asset Management – 0.9%
CI Financial Corp. (Canada)	84,336	1,911,722
Automotive – 0.0%(d)
Gentex Corp.	34	740
Tesla, Inc.*	61	17,212
		17,952
Beverages – 0.1%
Brown-Forman Corp., Class B	29	1,010
Coca-Cola (The) Co.	99	7,182
Constellation Brands, Inc., Class A	7	1,313
Keurig Dr. Pepper, Inc.	48	1,660
Monster Beverage Corp.*	31	1,864
PepsiCo, Inc.	648	87,856
		100,885
Biotechnology & Pharmaceuticals – 1.0%
AbbVie, Inc.	441	86,039
BioMarin Pharmaceutical, Inc.*	13	828
Corcept Therapeutics, Inc.*	16	1,150
Eli Lilly & Co.	20	17,979
Exelixis, Inc.*	24	940
Gilead Sciences, Inc.	827	88,109
Johnson & Johnson	585	91,441
Merck & Co., Inc.	1,049	89,375
Neurocrine Biosciences, Inc.*	8	862
QXO, Inc.	1,964	10,664
Regeneron Pharmaceuticals, Inc.	3	1,796
SpringWorks Therapeutics, Inc.(c)*	35,493	1,643,326
United Therapeutics Corp.*	3	909
Vertex Pharmaceuticals, Inc.*	6	3,057
Zoetis, Inc.	13	2,033
		2,038,508
Cable & Satellite – 0.0%(d)
Comcast Corp., Class A	2,421	82,798
Chemicals – 0.0%(d)
Air Products and Chemicals, Inc.	7	1,898
Avery Dennison Corp.	182	31,142
DuPont de Nemours, Inc.	18	1,188
Ecolab, Inc.	9	2,263
Linde PLC	11	4,985
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Chemicals (Continued)
RPM International, Inc.	9	$961
Sherwin-Williams (The) Co.	7	2,470
		44,907
Commercial Support Services – 0.1%
Automatic Data Processing, Inc.	292	87,775
Cintas Corp.	12	2,540
Clean Harbors, Inc.*	4	856
GFL Environmental, Inc.	22	1,098
H&R Block, Inc.	661	39,904
ManpowerGroup, Inc.	60	2,584
Paychex, Inc.	12	1,765
Republic Services, Inc.	9	2,257
Rollins, Inc.	22	1,257
Thomson Reuters Corp. (Canada)	13	2,418
Waste Connections, Inc.	9	1,779
Waste Management, Inc.	11	2,567
		146,800
Construction Materials – 0.0%(d)
Carlisle Cos., Inc.	3	1,138
CRH PLC	21	2,004
Eagle Materials, Inc.	4	906
Simpson Manufacturing Co., Inc.	5	768
Vulcan Materials Co.	6	1,574
		6,390
Containers & Packaging – 0.0%(d)
Amcor PLC	4,991	45,917
AptarGroup, Inc.	6	900
International Paper Co.	23	1,050
Packaging Corp. of America	234	43,433
Sonoco Products Co.	89	3,649
		94,949
Diversified Industrials – 0.0%(d)
Dover Corp.	7	1,195
Emerson Electric Co.	18	1,892
Honeywell International, Inc.	17	3,579
Illinois Tool Works, Inc.	9	2,159
ITT, Inc.	7	959
Parker-Hannifin Corp.	4	2,420
		12,204
E-Commerce Discretionary – 0.0%(d)
Amazon.com, Inc.*	92	16,967
	Number of Shares	Value
Electric Utilities – 1.0%
Alliant Energy Corp.	73	$4,456
Ameren Corp.	12	1,191
American Electric Power Co., Inc.	786	85,155
CenterPoint Energy, Inc.	31	1,202
CMS Energy Corp.	1,084	79,837
Consolidated Edison, Inc.	756	85,239
Dominion Energy, Inc.	222	12,072
Duke Energy Corp.	707	86,268
Entergy Corp.	17	1,414
Evergy, Inc.	544	37,590
Exelon Corp.	1,450	68,005
FirstEnergy Corp.	714	30,616
Fortis, Inc. (Canada)	25	1,238
IDACORP, Inc.	106	12,518
Innergex Renewable Energy, Inc. (Canada)	133,216	1,312,254
OGE Energy Corp.	1,051	47,694
Pinnacle West Capital Corp.	328	31,219
Portland General Electric Co.	18	758
PPL Corp.	34	1,241
Public Service Enterprise Group, Inc.	18	1,439
Sempra	23	1,708
Southern (The) Co.	938	86,193
WEC Energy Group, Inc.	775	84,878
Xcel Energy, Inc.	381	26,937
		2,101,122
Electrical Equipment – 0.0%(d)
AAON, Inc.	10	913
Acuity, Inc.	3	731
Allegion PLC	7	974
AMETEK, Inc.	9	1,526
Amphenol Corp., Class A	34	2,616
Badger Meter, Inc.	4	883
BWX Technologies, Inc.	8	873
Cognex Corp.	25	683
Fortive Corp.	16	1,115
Hubbell, Inc.	3	1,090
Lennox International, Inc.	2	1,093
Otis Worldwide Corp.	15	1,444
SPX Technologies, Inc.*	6	805
Trane Technologies PLC	7	2,683
		17,429
Engineering & Construction – 0.0%(d)
EMCOR Group, Inc.	3	1,202
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Engineering & Construction (Continued)
Quanta Services, Inc.	5	$1,464
Stantec, Inc. (Canada)	10	878
		3,544
Entertainment Content – 0.3%
Electronic Arts, Inc.	10	1,451
Fox Corp., Class A	21	1,046
Netflix, Inc.*	9	10,185
Paramount Global, Class B(e)	53,309	625,848
Walt Disney (The) Co.	43	3,911
		642,441
Food – 1.7%
BellRing Brands, Inc.*	11	849
Conagra Brands, Inc.	3,357	82,951
Flowers Foods, Inc.	627	11,029
General Mills, Inc.	1,485	84,259
Hershey (The) Co.	8	1,338
Hormel Foods Corp.	2,468	73,793
Ingredion, Inc.	6	797
Kellanova	37,305	3,087,735
Kraft Heinz (The) Co.	2,084	60,644
McCormick & Co., Inc. (Non Voting)	14	1,073
Mondelez International, Inc., Class A	1,287	87,683
Pilgrim's Pride Corp.	20	1,092
Post Holdings, Inc.*	7	792
The Campbell's Co.	1,628	59,357
Tyson Foods, Inc., Class A	509	31,171
		3,584,563
Gas & Water Utilities – 0.0%(d)
American Water Works Co., Inc.	398	58,510
Atmos Energy Corp.	8	1,285
Essential Utilities, Inc.	328	13,490
National Fuel Gas Co.	10	768
NiSource, Inc.	26	1,017
		75,070
Health Care Facilities & Services – 1.7%
Amedisys, Inc.(c)*	35,851	3,402,260
Chemed Corp.	1	581
Cigna Group (The)	245	83,310
Encompass Health Corp.	8	936
Ensign Group (The), Inc.	6	774
Labcorp Holdings, Inc.	5	1,205
Quest Diagnostics, Inc.	6	1,069
		3,490,135
	Number of Shares	Value
Home Construction – 0.0%(d)
Armstrong World Industries, Inc.	6	$870
DR Horton, Inc.	12	1,516
Masco Corp.	14	849
PulteGroup, Inc.	11	1,128
		4,363
Household Products – 0.1%
Church & Dwight Co., Inc.	11	1,093
Clorox (The) Co.	396	56,351
Colgate-Palmolive Co.	272	25,075
Kimberly-Clark Corp.	596	78,541
Procter & Gamble (The) Co.	562	91,364
		252,424
Industrial Intermediate Products – 0.0%(d)
Mueller Industries, Inc.	11	809
RBC Bearings, Inc.*	3	986
		1,795
Industrial Support Services – 1.4%
Applied Industrial Technologies, Inc.	4	973
Fastenal Co.	21	1,700
H&E Equipment Services, Inc.(e)	33,302	2,990,852
MSC Industrial Direct Co., Inc., Class A	10	765
W.W. Grainger, Inc.	2	2,049
Watsco, Inc.	2	920
		2,997,259
Institutional Financial Services – 0.0%(d)
Tradeweb Markets, Inc., Class A	9	1,245
Insurance – 2.1%
Berkshire Hathaway, Inc., Class B*	34	18,131
Enstar Group Ltd.*	8,672	2,900,004
Old Republic International Corp.	1,802	67,755
ProAssurance Corp.(c)*	59,916	1,390,650
		4,376,540
Internet Media & Services – 0.5%
Alphabet, Inc., Class A	115	18,262
Booking Holdings, Inc.	1	5,099
GoDaddy, Inc., Class A*	6	1,130
Just Eat Takeaway.com N.V. (Netherlands)(b)*	40,724	891,249
Meta Platforms, Inc., Class A	30	16,470
Reddit, Inc., Class A*	9	1,049
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Internet Media & Services (Continued)
Spotify Technology S.A.*	5	$3,070
VeriSign, Inc.*	4	1,129
		937,458
IT Services – 0.0%(d)
Amdocs Ltd.	964	85,391
CGI, Inc. (Canada)	11	1,167
Cognizant Technology Solutions Corp., Class A	19	1,398
ExlService Holdings, Inc.*	18	873
Gartner, Inc.*	3	1,263
Genpact Ltd.	17	854
International Business Machines Corp.	22	5,320
Leidos Holdings, Inc.	8	1,177
		97,443
Leisure Facilities & Services – 2.8%
Chipotle Mexican Grill, Inc.*	39	1,970
Darden Restaurants, Inc.	394	79,052
Everi Holdings, Inc.(c)*	243,844	3,426,008
Hilton Worldwide Holdings, Inc.	8	1,804
Marriott International, Inc., Class A	8	1,909
McDonald's Corp.	17	5,434
Playa Hotels & Resorts N.V.*	163,983	2,200,652
Restaurant Brands International, Inc. (Canada)	20	1,288
Starbucks Corp.	30	2,402
Texas Roadhouse, Inc.	5	830
TKO Group Holdings, Inc.	8	1,303
Vail Resorts, Inc.	357	49,694
Yum! Brands, Inc.	10	1,504
		5,773,850
Machinery – 0.0%(d)
CSW Industrials, Inc.	3	938
Donaldson Co., Inc.	12	789
Federal Signal Corp.	10	814
Graco, Inc.	11	898
IDEX Corp.	5	870
Ingersoll Rand, Inc.	17	1,282
Kadant, Inc.	2	590
Lincoln Electric Holdings, Inc.	5	881
Mueller Water Products, Inc., Class A	29	761
Nordson Corp.	4	758
Pentair PLC	11	998
	Number of Shares	Value
Machinery (Continued)
Snap-on, Inc.	3	$941
Veralto Corp.	12	1,151
Xylem, Inc.	10	1,206
		12,877
Medical Equipment & Devices – 0.1%
Abbott Laboratories	41	5,361
Agilent Technologies, Inc.	12	1,291
Alcon A.G.	17	1,659
Becton Dickinson & Co.	9	1,864
Bio-Techne Corp.	15	755
Boston Scientific Corp.*	37	3,806
Cooper (The) Cos., Inc.*	12	980
Danaher Corp.	18	3,588
Edwards Lifesciences Corp.*	21	1,585
Glaukos Corp.*	7	660
Hologic, Inc.*	15	873
IDEXX Laboratories, Inc.*	3	1,298
Intuitive Surgical, Inc.*	9	4,642
Medtronic PLC	975	82,641
Merit Medical Systems, Inc.*	8	756
Natera, Inc.*	7	1,057
Penumbra, Inc.*	3	879
QIAGEN N.V.*	1,951	83,405
ResMed, Inc.	6	1,420
STERIS PLC	5	1,124
Stryker Corp.	10	3,739
Thermo Fisher Scientific, Inc.	9	3,861
West Pharmaceutical Services, Inc.	4	845
Zimmer Biomet Holdings, Inc.	10	1,030
		209,119
Metals & Mining – 0.0%(d)
Franco-Nevada Corp. (Canada)	8	1,374
Royal Gold, Inc.	6	1,097
		2,471
Oil & Gas Supply Chain – 1.1%
Antero Midstream Corp.	366	6,057
Canadian Natural Resources Ltd. (Canada)	64	1,836
Cheniere Energy, Inc.	8	1,849
Chevron Corp.(e)	439	59,730
DT Midstream, Inc.	9	875
Enbridge, Inc. (Canada)	59	2,755
EOG Resources, Inc.	17	1,876
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Oil & Gas Supply Chain (Continued)
Expand Energy Corp.	11	$1,143
Exxon Mobil Corp.	851	89,891
Hess Corp.(c)	17,123	2,209,723
Kinder Morgan, Inc.	189	4,971
Murphy USA, Inc.	2	997
Pembina Pipeline Corp. (Canada)	28	1,070
TC Energy Corp. (Canada)	35	1,764
Williams (The) Cos., Inc.	36	2,108
		2,386,645
Publishing & Broadcasting – 0.0%(d)
New York Times (The) Co., Class A	17	885
News Corp., Class A	37	1,003
Nexstar Media Group, Inc.	10	1,497
		3,385
Real Estate Investment Trusts – 0.2%
Camden Property Trust	185	21,053
CubeSmart	621	25,256
Mid-America Apartment Communities, Inc.	515	82,220
NNN REIT, Inc.	675	27,749
Public Storage	282	84,721
Regency Centers Corp.	1,149	82,935
STAG Industrial, Inc.	71	2,345
UDR, Inc.	140	5,863
VICI Properties, Inc.	2,547	81,555
		413,697
Real Estate Owners & Developers – 0.3%
McGrath RentCorp	6,540	697,622
Retail - Consumer Staples – 0.0%(d)
BJ's Wholesale Club Holdings, Inc.*	9	1,058
Casey's General Stores, Inc.	2	925
Costco Wholesale Corp.	10	9,945
Dollar General Corp.	127	11,899
Kroger (The) Co.	196	14,153
Sprouts Farmers Market, Inc.*	6	1,026
Walmart, Inc.	177	17,213
		56,219
Retail - Discretionary – 0.5%
AutoZone, Inc.*	1	3,763
Ferguson Enterprises, Inc.	8	1,357
Genuine Parts Co.	559	65,711
Home Depot (The), Inc.	253	91,204
Lowe's Cos., Inc.	252	56,337
	Number of Shares	Value
Retail - Discretionary (Continued)
Lululemon Athletica, Inc.*	5	$1,354
Nordstrom, Inc.	33,179	800,941
O'Reilly Automotive, Inc.*	2	2,830
TJX (The) Cos., Inc.	29	3,732
Tractor Suppy Co.	23	1,164
		1,028,393
Semiconductors – 0.0%(d)
Analog Devices, Inc.	13	2,534
Applied Materials, Inc.	21	3,165
NVIDIA Corp.	157	17,101
Teradyne, Inc.	11	816
Texas Instruments, Inc.	22	3,521
		27,137
Software – 1.1%
ANSYS, Inc.(c)*	6,760	2,175,909
Appfolio, Inc., Class A*	5	1,033
Cadence Design Systems, Inc.*	8	2,382
Clearwater Analytics Holdings, Inc., Class A*	30	682
CyberArk Software Ltd.*	3	1,056
Descartes Systems Group (The), Inc. (Canada)*	8	843
Doximity, Inc., Class A*	15	853
Guidewire Software, Inc.*	5	1,024
Manhattan Associates, Inc.*	5	887
Microsoft Corp.	47	18,577
Roper Technologies, Inc.	3	1,680
Shopify, Inc., Class A (Canada)*	32	3,040
Synopsys, Inc.*	4	1,836
Tyler Technologies, Inc.*	2	1,087
Veeva Systems, Inc., Class A*	6	1,402
		2,212,291
Specialty Finance – 1.2%
Dun & Bradstreet Holdings, Inc.(c)	272,750	2,446,568
FactSet Research Systems, Inc.	2	864
Fair Isaac Corp.*	1	1,990
Fiserv, Inc.*	15	2,769
Jack Henry & Associates, Inc.	5	867
Mastercard, Inc., Class A	20	10,961
Moody's Corp.	5	2,266
S&P Global, Inc.	8	4,000
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Specialty Finance (Continued)
Verisk Analytics, Inc.	5	$1,482
Visa, Inc., Class A	44	15,202
		2,486,969
Steel – 0.2%
Reliance, Inc.	3	865
United States Steel Corp.(e)	8,703	380,408
		381,273
Technology Hardware – 1.8%
Apple, Inc.	82	17,425
Arista Networks, Inc.*	33	2,715
Cisco Systems, Inc.	1,540	88,904
Garmin Ltd.	7	1,308
Juniper Networks, Inc.(c)(e)	74,404	2,702,354
Motorola Solutions, Inc.	5	2,202
Spirent Communications PLC (United Kingdom)*	374,386	921,051
Teledyne Technologies, Inc.*	2	932
		3,736,891
Telecommunications – 0.1%
AT&T, Inc.	3,237	89,665
GCI Liberty Escrow, Inc., Class A(f)*	31,520	—
TELUS Corp. (Canada)	77	1,184
T-Mobile U.S., Inc.	29	7,162
Verizon Communications, Inc.	105	4,626
		102,637
Tobacco & Cannabis – 0.0%(d)
Altria Group, Inc.	47	2,780
Philip Morris International, Inc.	36	6,169
		8,949
Transportation & Logistics – 0.5%
Andlauer Healthcare Group, Inc. (Canada)	21,512	834,827
C.H. Robinson Worldwide, Inc.	11	982
Canadian National Railway Co. (Canada)	20	1,936
Canadian Pacific Kansas City Ltd. (Canada)	29	2,102
CSX Corp.	62	1,740
Expeditors International of Washington, Inc.	9	989
JB Hunt Transport Services, Inc.	7	914
Kirby Corp.*	8	771
Norfolk Southern Corp.	8	1,792
	Number of Shares	Value
Transportation & Logistics (Continued)
Old Dominion Freight Line, Inc.	9	$1,380
Union Pacific Corp.	214	46,151
United Parcel Service, Inc., Class B	838	79,861
		973,445
Transportation Equipment – 0.0%(d)
Allison Transmission Holdings, Inc.	9	830
Cummins, Inc.	5	1,470
Westinghouse Air Brake Technologies Corp.	7	1,293
		3,593
Wholesale - Consumer Staples – 0.0%(d)
Sysco Corp.	20	1,428
US Foods Holding Corp.*	15	985
		2,413
Wholesale - Discretionary – 0.0%(d)
Copart, Inc.*	33	2,014
LKQ Corp.	746	28,505
		30,519
Total Common Stocks (Cost $45,202,948)		45,297,525

	Par(a)
Convertible Bonds – 19.5%
Asset Management – 0.8%
Capital Southwest Corp., 5.13%, 11/15/29	$483,000	449,846
MARA Holdings, Inc., 0.00%, 3/01/30(b)(g)	330,000	259,776
WisdomTree, Inc., 5.75%, 8/15/28(c)	856,000	959,576
		1,669,198
Automotive – 0.2%
indie Semiconductor, Inc., 4.50%, 11/15/27(b)(c)	484,000	396,275
Biotechnology & Pharmaceuticals – 2.0%
Ascendis Pharma A/S, 2.25%, 4/01/28(c)	484,000	601,568
Bridgebio Pharma, Inc., 2.25%, 2/01/29(c)	771,000	700,454
Collegium Pharmaceutical, Inc., 2.88%, 2/15/29(c)	594,000	603,207
Ionis Pharmaceuticals, Inc., 1.75%, 6/15/28	228,000	222,073
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Biotechnology & Pharmaceuticals (Continued)
Jazz Investments I Ltd., 3.13%, 9/15/30(b)	$664,000	$721,081
Mirum Pharmaceuticals, Inc., 4.00%, 5/01/29	548,000	867,484
Pacira BioSciences, Inc., 2.13%, 5/15/29(b)(c)	348,000	352,286
		4,068,153
Cable & Satellite – 0.8%
Liberty Broadband Corp., 3.13%, 3/31/53(b)	783,000	791,250
Sirius XM Holdings, Inc., 3.75%, 3/15/28(c)	863,000	884,143
		1,675,393
Commercial Support Services – 0.6%
Alarm.com Holdings, Inc., 2.25%, 6/01/29(b)(c)	581,000	555,436
CSG Systems International, Inc., 3.88%, 9/15/28	712,000	772,876
		1,328,312
Electric Utilities – 0.6%
CenterPoint Energy, Inc., 4.25%, 8/15/26(c)	449,000	506,472
PG&E Corp., 4.25%, 12/01/27	760,000	789,564
		1,296,036
Electrical Equipment – 0.3%
OSI Systems, Inc., 2.25%, 8/01/29(b)(c)	524,000	665,482
Engineering & Construction – 0.3%
Tetra Tech, Inc., 2.25%, 8/15/28	500,000	530,750
Entertainment Content – 0.4%
Sphere Entertainment Co., 3.50%, 12/01/28	704,000	771,584
Health Care Facilities & Services – 0.2%
Teladoc Health, Inc., 1.25%, 6/01/27	507,000	462,029
Household Products – 0.3%
Spectrum Brands, Inc., 3.38%, 6/01/29(b)(c)	619,000	573,829
Internet Media & Services – 0.6%
Snap, Inc., 0.13%, 3/01/28(c)	833,000	705,967
Ziff Davis, Inc.,
1.75%, 11/01/26	417,000	390,414
3.63%, 3/01/28(b)	224,000	206,637
		1,303,018
	Par(a)	Value
IT Services – 0.4%
Parsons Corp., 2.63%, 3/01/29	$692,000	$729,368
Leisure Facilities & Services – 1.7%
Carnival Corp., 5.75%, 12/01/27	173,000	276,627
Cheesecake Factory (The), Inc., 2.00%, 3/15/30(b)	489,000	479,129
DraftKings Holdings, Inc., 0.00%, 3/15/28(c)(g)	469,000	411,473
Live Nation Entertainment, Inc., 3.13%, 1/15/29(c)	722,000	1,015,493
Marriott Vacations Worldwide Corp., 3.25%, 12/15/27(c)	857,000	782,441
NCL Corp. Ltd., 2.50%, 2/15/27	671,000	647,515
		3,612,678
Medical Equipment & Devices – 2.3%
CONMED Corp., 2.25%, 6/15/27(c)	905,000	835,767
Dexcom, Inc., 0.38%, 5/15/28(c)	327,000	295,437
Enovis Corp., 3.88%, 10/15/28(c)	950,000	941,925
Exact Sciences Corp., 0.38%, 3/15/27(c)	611,000	568,841
Haemonetics Corp., 2.50%, 6/01/29(b)	430,000	408,715
Integer Holdings Corp., 1.88%, 3/15/30(b)	581,000	613,536
LeMaitre Vascular, Inc., 2.50%, 2/01/30(b)	434,000	446,524
Omnicell, Inc., 1.00%, 12/01/29(b)	648,000	579,054
		4,689,799
Metals & Mining – 1.2%
Centrus Energy Corp., 2.25%, 11/01/30(b)(c)	383,000	377,829
Century Aluminum Co., 2.75%, 5/01/28(c)	393,000	443,697
Equinox Gold Corp., 4.75%, 10/15/28	703,000	916,009
First Majestic Silver Corp., 0.38%, 1/15/27(c)	294,000	273,861
Fortuna Mining Corp., 3.75%, 6/30/29(b)(c)	434,000	531,867
		2,543,263
Real Estate Investment Trusts – 0.4%
Pebblebrook Hotel Trust, 1.75%, 12/15/26(c)	926,000	860,069
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Semiconductors – 0.7%
MKS Instruments, Inc., 1.25%, 6/01/30(b)	$598,000	$514,239
ON Semiconductor Corp., 0.50%, 3/01/29	743,000	641,209
Vishay Intertechnology, Inc., 2.25%, 9/15/30	403,000	334,490
		1,489,938
Software – 2.3%
Bentley Systems, Inc., 0.38%, 7/01/27(c)	433,000	395,285
BILL Holdings, Inc., 0.00%, 4/01/30(b)(g)	369,000	312,912
Evolent Health, Inc., 3.50%, 12/01/29	576,000	465,984
Five9, Inc., 1.00%, 3/15/29	409,000	346,110
Jamf Holding Corp., 0.13%, 9/01/26(c)	432,000	402,840
MicroStrategy, Inc., 0.00%, 12/01/29(b)(c)(g)	413,000	375,582
Pagaya Technologies Ltd., 6.13%, 10/01/29(b)(c)	318,000	349,991
Progress Software Corp., 3.50%, 3/01/30	702,000	796,127
PROS Holdings, Inc., 2.25%, 9/15/27	506,000	465,824
Rapid7, Inc., 1.25%, 3/15/29(c)	606,000	515,440
Veradigm, Inc., 0.88%, 1/01/27(c)	299,000	322,352
		4,748,447
Specialty Finance – 2.2%
Affirm Holdings, Inc., 0.00%, 11/15/26(g)	325,000	300,231
Blackstone Mortgage Trust, Inc., 5.50%, 3/15/27	833,000	807,177
Block, Inc., 0.25%, 11/01/27(c)	645,000	571,470
EZCORP, Inc., 3.75%, 12/15/29(b)(c)	248,000	403,744
PennyMac Mortgage Investment Trust, 8.50%, 6/01/29(b)	298,000	294,126
Qifu Technology, Inc., 0.50%, 4/01/30(b)	221,000	211,828
Redwood Trust, Inc., 7.75%, 6/15/27(c)	1,728,000	1,708,992
Upstart Holdings, Inc., 0.25%, 8/15/26	386,000	355,506
		4,653,074
	Par(a)	Value
Technology Hardware – 0.5%
Applied Optoelectronics, Inc., 2.75%, 1/15/30(c)	$355,000	$257,439
Lumentum Holdings, Inc., 0.50%, 6/15/28(c)	252,000	232,142
Western Digital Corp., 3.00%, 11/15/28(c)	424,000	575,368
		1,064,949
Telecommunications – 0.1%
AST SpaceMobile, Inc., 4.25%, 3/01/32(b)(c)	246,000	288,312
Transportation & Logistics – 0.3%
Air Transport Services Group, Inc., 3.88%, 8/15/29(c)	537,000	533,778
Transportation Equipment – 0.3%
Greenbrier (The) Cos., Inc., 2.88%, 4/15/28(c)	690,000	710,286
Total Convertible Bonds (Cost $39,724,389)		40,664,020

	Number of Shares
Convertible Preferred Stocks – 2.5%
Asset Management – 1.0%
AMG Capital Trust II, 5.15%(c)	14,751	767,052
Apollo Global Management, Inc., 6.75%	11,036	795,916
Ares Management Corp., 6.50%	11,744	579,801
		2,142,769
Chemicals – 0.5%
Albemarle Corp., 7.25%	11,513	352,643
Lyondellbasell Advanced Polymers, Inc., 6.00%	669	581,361
		934,004
Health Care Facilities & Services – 0.3%
BrightSpring Health Services, Inc., 6.75%	8,198	514,015
Industrial Intermediate Products – 0.2%
Chart Industries, Inc., 6.50%	8,900	470,988
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Technology Hardware – 0.5%
Hewlett Packard Enterprise Co., 7.63%	10,710	$537,642
NCR Voyix Corp., (100% Cash), 5.50%(h)	556	537,541
		1,075,183
Total Convertible Preferred Stocks (Cost $5,385,084)		5,136,959

	Par(a)
Corporate Bonds – 18.9%
Advertising & Marketing – 0.0%(d)
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(b)	$28,000	22,543
Interpublic (The) Group of Cos., Inc, 2.40%, 3/01/31	5,000	4,379
		26,922
Aerospace & Defense – 0.2%
General Dynamics Corp., 3.75%, 5/15/28	70,000	69,345
Hexcel Corp., 4.20%, 2/15/27	60,000	59,120
Lockheed Martin Corp., 4.75%, 2/15/34	130,000	128,337
RTX Corp.,
5.75%, 1/15/29	15,000	15,679
6.00%, 3/15/31	30,000	32,052
TransDigm, Inc.,
6.38%, 3/01/29(b)	34,000	34,636
6.88%, 12/15/30(b)	33,000	34,002
		373,171
Apparel & Textile Products – 0.1%
Tapestry, Inc., 5.10%, 3/11/30	80,000	80,315
VF Corp., 6.45%, 11/01/37	32,000	26,720
William Carter (The) Co., 5.63%, 3/15/27(b)	10,000	9,736
Wolverine World Wide, Inc., 4.00%, 8/15/29(b)	28,000	23,294
		140,065
Asset Management – 0.5%
Ameriprise Financial, Inc.,
5.70%, 12/15/28	100,000	104,722
5.15%, 5/15/33	85,000	86,033
Ares Capital Corp.,
2.15%, 7/15/26	48,000	46,290
2.88%, 6/15/27	60,000	57,268
2.88%, 6/15/28	100,000	92,840
	Par(a)	Value
Asset Management (Continued)

Blue Owl Finance LLC, 6.25%, 4/18/34	$70,000	$70,625
Charles Schwab (The) Corp.,
1.15%, 5/13/26	50,000	48,407
5.88%, 8/24/26	75,000	76,457
3.20%, 1/25/28	2,000	1,950
(SOFR + 2.21%), 5.64%, 5/19/29(i)	30,000	31,112
(SOFR + 1.88%), 6.20%, 11/17/29(i)	38,000	40,336
2.30%, 5/13/31	4,000	3,522
1.95%, 12/01/31	34,000	28,558
2.90%, 3/03/32	2,000	1,763
(SOFR + 2.01%), 6.14%, 8/24/34(i)	40,000	42,502
FS KKR Capital Corp.,
2.63%, 1/15/27	235,000	222,530
3.25%, 7/15/27	10,000	9,495
3.13%, 10/12/28	20,000	18,054
6.13%, 1/15/30	40,000	39,313

Golub Capital BDC, Inc., 2.50%, 8/24/26	10,000	9,621
		1,031,398
Automotive – 0.2%
American Honda Finance Corp., 4.90%, 3/13/29	65,000	65,955
Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l., 7.75%, 5/31/32(b)	74,000	73,851
General Motors Financial Co., Inc., 2.35%, 2/26/27	170,000	162,314
Phinia, Inc., 6.63%, 10/15/32(b)	40,000	39,249
Toyota Motor Credit Corp., 5.35%, 1/09/35	110,000	112,682
		454,051
Banking – 2.1%
Bank of America Corp.,
(SOFR + 1.15%), 1.32%, 6/19/26(i)	210,000	209,016
(SOFR + 1.05%), 2.55%, 2/04/28(i)	25,000	24,188
(SOFR + 2.04%), 4.95%, 7/22/28(i)	85,000	85,911
(SOFR + 1.99%), 6.20%, 11/10/28(i)	125,000	130,118
(3M CME Term SOFR + 1.30%), 3.42%, 12/20/28(i)	55,000	53,494
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Banking (Continued)
Bank of America Corp.,
(3M CME Term SOFR + 1.25%), 2.50%, 2/13/31(i)	$275,000	$248,927
(SOFR + 1.32%), 2.69%, 4/22/32(i)	50,000	44,224
(SOFR + 1.21%), 2.57%, 10/20/32(i)	30,000	26,071
(SOFR + 1.33%), 2.97%, 2/04/33(i)	50,000	43,957
(SOFR + 1.91%), 5.29%, 4/25/34(i)	80,000	80,217
Citigroup, Inc.,
4.45%, 9/29/27	100,000	99,700
(SOFR + 1.36%), 5.17%, 2/13/30(i)	50,000	50,735
(SOFR + 2.11%), 2.57%, 6/03/31(i)	375,000	335,757

Fifth Third Bancorp, (SOFR + 2.34%), 6.34%, 7/27/29(i)	30,000	31,459
JP Morgan Chase & Co.,
(SOFR + 0.80%), 1.05%, 11/19/26(i)	180,000	176,486
(3M CME Term SOFR + 0.70%), 1.04%, 2/04/27(i)	205,000	199,717
(SOFR + 0.77%), 1.47%, 9/22/27(i)	95,000	91,185
(SOFR + 1.99%), 4.85%, 7/25/28(i)	160,000	161,725
(3M CME Term SOFR + 1.11%), 1.76%, 11/19/31(i)	100,000	85,667
(SOFR + 1.26%), 2.96%, 1/25/33(i)	45,000	39,889
(SOFR + 2.08%), 4.91%, 7/25/33(i)	75,000	74,613
(SOFR + 1.85%), 5.35%, 6/01/34(i)	134,000	136,078
(SOFR + 1.46%), 5.29%, 7/22/35(i)	57,000	57,092
(SOFR + 1.34%), 4.95%, 10/22/35(i)	35,000	34,184

M&T Bank Corp., (SOFR + 2.80%), 7.41%, 10/30/29(i)	270,000	290,450
PNC Financial Services Group (The), Inc.,
(SOFR Index + 1.73%), 6.62%, 10/20/27(i)	180,000	185,387
2.55%, 1/22/30	180,000	164,387
Truist Financial Corp.,
(SOFR + 0.86%), 1.89%, 6/07/29(i)	36,000	33,224
	Par(a)	Value
Banking (Continued)
Truist Financial Corp.,
(SOFR + 1.92%), 5.71%, 1/24/35(i)	$65,000	$66,122

U.S. Bancorp, (SOFR + 1.41%), 5.42%, 2/12/36(i)	155,000	155,499
Wells Fargo & Co.,
(3M CME Term SOFR + 1.57%), 3.58%, 5/22/28(i)	1,000	982
(SOFR + 1.98%), 4.81%, 7/25/28(i)	176,000	177,104
(3M CME Term SOFR + 1.43%), 2.88%, 10/30/30(i)	165,000	152,885
(SOFR + 1.11%), 5.24%, 1/24/31(i)	104,000	106,157
(3M CME Term SOFR + 1.26%), 2.57%, 2/11/31(i)	180,000	163,115
(3M CME Term SOFR + 4.03%), 4.48%, 4/04/31(i)	65,000	64,101
(SOFR + 1.50%), 3.35%, 3/02/33(i)	1,000	898
(SOFR + 1.99%), 5.56%, 7/25/34(i)	170,000	172,320
(SOFR + 1.78%), 5.50%, 1/23/35(i)	100,000	100,769
(SOFR + 1.38%), 5.21%, 12/03/35(i)	75,000	74,028
		4,427,838
Beverages – 0.1%
Coca-Cola (The) Co., 5.00%, 5/13/34	90,000	92,192
Constellation Brands, Inc., 4.35%, 5/09/27	65,000	64,915
		157,107
Biotechnology & Pharmaceuticals – 0.4%
AbbVie, Inc., 5.05%, 3/15/34	105,000	105,884
Amgen, Inc., 5.25%, 3/02/30	108,000	111,073
Eli Lilly & Co.,
4.55%, 2/12/28	300,000	305,076
4.70%, 2/27/33	8,000	8,041

Merck & Co., Inc., 4.50%, 5/17/33	60,000	59,448
Novartis Capital Corp., 2.20%, 8/14/30	10,000	9,050
Organon & Co./Organon Foreign Debt Co-Issuer B.V.,
5.13%, 4/30/31(b)	75,000	62,951
7.88%, 5/15/34(b)	50,000	46,051
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Biotechnology & Pharmaceuticals (Continued)

Pfizer Investment Enterprises Pte. Ltd., 4.45%, 5/19/28	$30,000	$30,233
Regeneron Pharmaceuticals, Inc., 1.75%, 9/15/30	20,000	17,099
Zoetis, Inc.,
3.00%, 9/12/27	140,000	136,208
2.00%, 5/15/30	20,000	17,761
		908,875
Cable & Satellite – 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.25%, 2/01/31(b)	29,000	26,202
7.38%, 3/01/31(b)	90,000	92,696
4.75%, 2/01/32(b)	135,000	122,170
4.50%, 5/01/32	50,000	44,424
4.50%, 6/01/33(b)	81,000	70,475
4.25%, 1/15/34(b)	115,000	96,875
CSC Holdings LLC,
5.50%, 4/15/27(b)	30,000	27,875
7.50%, 4/01/28(b)	25,000	18,310
11.25%, 5/15/28(b)	35,000	34,213
11.75%, 1/31/29(b)	25,000	23,635
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 8/15/27(b)	25,000	24,162
10.00%, 2/15/31(b)	151,000	142,996
DISH DBS Corp.,
7.75%, 7/01/26	70,000	60,844
5.25%, 12/01/26(b)	44,000	40,040
7.38%, 7/01/28	22,000	14,866
5.13%, 6/01/29	56,000	35,062

DISH Network Corp., 11.75%, 11/15/27(b)	49,000	51,497
GCI LLC, 4.75%, 10/15/28(b)	57,000	53,924
		980,266
Chemicals – 0.2%
CVR Partners L.P./CVR Nitrogen Finance Corp., 6.13%, 6/15/28(b)	67,000	64,754
Ecolab, Inc., 2.13%, 2/01/32	20,000	17,056
LSB Industries, Inc., 6.25%, 10/15/28(b)	52,000	48,666
LYB International Finance II B.V., 3.50%, 3/02/27	30,000	29,454
Rain Carbon, Inc., 12.25%, 9/01/29(b)	108,000	109,801
	Par(a)	Value
Chemicals (Continued)
Sherwin-Williams (The) Co., 4.80%, 9/01/31	$60,000	$60,068
SK Invictus Intermediate II S.a.r.l., 5.00%, 10/30/29(b)	70,000	65,714
		395,513
Commercial Support Services – 0.4%
Cintas Corp. No. 2, 4.00%, 5/01/32	60,000	57,412
Deluxe Corp.,
8.00%, 6/01/29(b)	61,000	56,007
8.13%, 9/15/29(b)	145,000	145,195
GEO Group (The), Inc.,
8.63%, 4/15/29	62,000	65,177
10.25%, 4/15/31	170,000	185,749

Republic Services, Inc., 5.20%, 11/15/34	85,000	86,485
Waste Connections, Inc.,
2.60%, 2/01/30	5,000	4,595
3.20%, 6/01/32	55,000	49,474

Waste Management, Inc., 4.95%, 7/03/31	125,000	127,962
		778,056
Construction Materials – 0.1%
CRH America Finance, Inc., 5.50%, 1/09/35	200,000	203,037
Eagle Materials, Inc., 2.50%, 7/01/31	88,000	76,807
Martin Marietta Materials, Inc., 5.15%, 12/01/34	25,000	24,864
		304,708
Consumer Services – 0.0%(d)
Upbound Group, Inc., 6.38%, 2/15/29(b)	48,000	45,285
Containers & Packaging – 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 9/01/29(b)	136,000	118,376
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
4.13%, 8/15/26(b)	82,000	72,344
5.25%, 8/15/27(b)	57,000	26,220

Graham Packaging Co., Inc., 7.13%, 8/15/28(b)	32,000	31,292
Packaging Corp. of America, 5.70%, 12/01/33	165,000	169,954
		418,186
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Diversified Industrials – 0.1%
Emerson Electric Co., 5.00%, 3/15/35	$60,000	$60,878
Honeywell International, Inc., 4.50%, 1/15/34	80,000	77,303
		138,181
E-Commerce Discretionary – 0.1%
Wayfair LLC,
7.25%, 10/31/29(b)	75,000	68,505
7.75%, 9/15/30(b)	38,000	34,668
		103,173
Electric Utilities – 1.0%
AEP Texas, Inc., 3.95%, 6/01/28	50,000	49,096
AES (The) Corp., 5.45%, 6/01/28	30,000	30,460
Appalachian Power Co., 4.50%, 8/01/32	50,000	47,948
Arizona Public Service Co., 2.20%, 12/15/31	10,000	8,459
Black Hills Corp., 3.15%, 1/15/27	20,000	19,469
CenterPoint Energy Houston Electric LLC, 4.45%, 10/01/32	30,000	29,041
CenterPoint Energy, Inc., 5.25%, 8/10/26	22,000	22,190
Commonwealth Edison Co., 5.30%, 6/01/34	50,000	51,041
Consolidated Edison Co. of New York, Inc., 5.38%, 5/15/34	50,000	51,172
Dominion Energy, Inc., 3.38%, 4/01/30	50,000	46,942
DTE Electric Co., 5.20%, 4/01/33	50,000	50,714
Duke Energy Carolinas LLC, 4.95%, 1/15/33	20,000	20,116
Duke Energy Corp.,
2.65%, 9/01/26	100,000	97,683
3.40%, 6/15/29	50,000	47,775
5.75%, 9/15/33	26,000	27,077
Duke Energy Progress LLC,
3.40%, 4/01/32	20,000	18,262
5.25%, 3/15/33	10,000	10,197
5.05%, 3/15/35	10,000	9,969

Entergy Louisiana LLC, 1.60%, 12/15/30	90,000	77,028
Evergy Kansas Central, Inc., 5.90%, 11/15/33	10,000	10,532
Eversource Energy, 5.13%, 5/15/33	50,000	49,281
	Par(a)	Value
Electric Utilities (Continued)
Florida Power & Light Co.,
2.45%, 2/03/32	$30,000	$26,178
4.80%, 5/15/33	15,000	14,928
Georgia Power Co.,
4.65%, 5/16/28	30,000	30,351
4.70%, 5/15/32	20,000	19,871

Interstate Power and Light Co., 5.70%, 10/15/33	14,000	14,417
ITC Holdings Corp., 3.35%, 11/15/27	10,000	9,717
National Rural Utilities Cooperative Finance Corp.,
4.95%, 2/07/30	30,000	30,575
2.40%, 3/15/30	50,000	45,448
NextEra Energy Capital Holdings, Inc.,
5.30%, 3/15/32	25,000	25,509
5.25%, 3/15/34	50,000	49,834

NRG Energy, Inc., 7.00%, 3/15/33(b)	110,000	118,517
Ohio Power Co., 5.65%, 6/01/34	5,000	5,068
Oncor Electric Delivery Co. LLC,
4.30%, 5/15/28	25,000	25,109
5.65%, 11/15/33	10,000	10,390
Pacific Gas and Electric Co.,
2.50%, 2/01/31	80,000	69,043
6.40%, 6/15/33	29,000	29,985
PacifiCorp,
2.70%, 9/15/30	20,000	17,991
5.30%, 2/15/31	10,000	10,270

PECO Energy Co., 4.90%, 6/15/33	40,000	40,165
PG&E Corp., 5.25%, 7/01/30	105,000	101,166
PPL Capital Funding, Inc., 3.10%, 5/15/26	20,000	19,719
PPL Electric Utilities Corp.,
5.00%, 5/15/33	10,000	10,029
4.85%, 2/15/34	25,000	24,790
Public Service Co. of Colorado,
4.10%, 6/01/32	25,000	23,760
5.35%, 5/15/34	30,000	30,174

Public Service Co. of Oklahoma, 5.20%, 1/15/35	20,000	19,674
Public Service Electric and Gas Co.,
4.65%, 3/15/33	10,000	9,901
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Electric Utilities (Continued)
Public Service Electric and Gas Co.,
5.20%, 8/01/33	$20,000	$20,384
4.85%, 8/01/34	10,000	9,924

Public Service Enterprise Group, Inc., 1.60%, 8/15/30	10,000	8,545
San Diego Gas & Electric Co., 4.95%, 8/15/28	45,000	45,883
Sempra, 5.50%, 8/01/33	10,000	10,065
Southern (The) Co., 5.20%, 6/15/33	50,000	50,313
Southwestern Electric Power Co., 5.30%, 4/01/33	10,000	9,955
Tampa Electric Co., 5.15%, 3/01/35	90,000	89,644
Union Electric Co., 2.95%, 3/15/30	70,000	65,571
Virginia Electric and Power Co.,
2.30%, 11/15/31	45,000	39,116
5.15%, 3/15/35	20,000	19,755

WEC Energy Group, Inc., 5.60%, 9/12/26	7,000	7,095
Wisconsin Electric Power Co., 1.70%, 6/15/28	10,000	9,278
Wisconsin Power and Light Co., 1.95%, 9/16/31	5,000	4,295
Xcel Energy, Inc., 4.60%, 6/01/32	10,000	9,632
		2,006,486
Electrical Equipment – 0.0%(d)
Keysight Technologies, Inc., 4.95%, 10/15/34	25,000	24,305
Engineering & Construction – 0.1%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/01/32(b)	19,000	18,541
Quanta Services, Inc.,
2.90%, 10/01/30	110,000	99,573
2.35%, 1/15/32	30,000	25,243

Tutor Perini Corp., 11.88%, 4/30/29(b)	32,000	34,521
		177,878
Entertainment Content – 0.1%
TEGNA, Inc.,
4.63%, 3/15/28	105,000	100,325
5.00%, 9/15/29	144,000	134,132
		234,457
	Par(a)	Value
Food – 0.1%
Hershey (The) Co., 4.50%, 5/04/33	$52,000	$51,203
Mondelez International, Inc., 2.63%, 3/17/27	40,000	38,772
Post Holdings, Inc.,
6.38%, 3/01/33(b)	37,000	36,584
6.25%, 10/15/34(b)	12,000	11,900

TreeHouse Foods, Inc., 4.00%, 9/01/28	58,000	52,037
		190,496
Gas & Water Utilities – 0.1%
American Water Capital Corp.,
4.45%, 6/01/32	30,000	29,218
5.15%, 3/01/34	5,000	5,033
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.75%, 5/20/27	41,000	39,185
9.38%, 6/01/28(b)	41,000	40,747

Atmos Energy Corp., 5.90%, 11/15/33	10,000	10,633
Essential Utilities, Inc., 5.38%, 1/15/34	25,000	25,090
National Fuel Gas Co., 5.95%, 3/15/35	45,000	45,113
ONE Gas, Inc., 4.25%, 9/01/32	25,000	23,735
Piedmont Natural Gas Co., Inc., 5.40%, 6/15/33	10,000	10,128
Southern California Gas Co., 5.20%, 6/01/33	30,000	29,931
Southern Co. Gas Capital Corp., 5.75%, 9/15/33	10,000	10,315
Southwest Gas Corp., 4.05%, 3/15/32	25,000	23,415
		292,543
Health Care Facilities & Services – 0.5%
AHP Health Partners, Inc., 5.75%, 7/15/29(b)	13,000	11,973
Cardinal Health, Inc.,
4.70%, 11/15/26	70,000	70,343
5.35%, 11/15/34	50,000	50,187

Cencora, Inc., 2.70%, 3/15/31	90,000	80,528
DaVita, Inc.,
4.63%, 6/01/30(b)	57,000	53,013
6.88%, 9/01/32(b)	21,000	21,203
HCA, Inc.,
3.50%, 9/01/30	50,000	46,722
5.45%, 4/01/31	111,000	113,125
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Health Care Facilities & Services (Continued)
HCA, Inc.,
3.63%, 3/15/32	$91,000	$82,541
5.60%, 4/01/34	179,000	179,919

IQVIA, Inc., 6.25%, 2/01/29	25,000	25,977
Tenet Healthcare Corp., 6.13%, 10/01/28	27,000	26,935
UnitedHealth Group, Inc.,
2.00%, 5/15/30	125,000	111,111
4.50%, 4/15/33	21,000	20,318
Universal Health Services, Inc.,
2.65%, 10/15/30	112,000	98,213
2.65%, 1/15/32	98,000	80,971
		1,073,079
Home Construction – 0.1%
Lennar Corp., 5.00%, 6/15/27	35,000	35,197
Masco Corp., 3.50%, 11/15/27	45,000	43,971
NVR, Inc., 3.00%, 5/15/30	135,000	124,271
Toll Brothers Finance Corp.,
4.35%, 2/15/28	60,000	59,445
3.80%, 11/01/29	50,000	47,892
		310,776
Industrial Support Services – 0.1%
WESCO Distribution, Inc., 6.38%, 3/15/33(b)	15,000	15,174
WW Grainger, Inc., 4.45%, 9/15/34	185,000	179,456
		194,630
Institutional Financial Services – 1.1%
Bank of New York Mellon (The) Corp., (SOFR + 1.17%), 4.54%, 2/01/29(i)	50,000	50,343
Coinbase Global, Inc.,
3.38%, 10/01/28(b)	93,000	85,596
3.63%, 10/01/31(b)	10,000	8,678
Goldman Sachs Group (The), Inc.,
(SOFR + 0.79%), 1.09%, 12/09/26(i)	450,000	440,437
(SOFR + 0.80%), 1.43%, 3/09/27(i)	160,000	155,718
(3M CME Term SOFR + 1.42%), 3.81%, 4/23/29(i)	50,000	49,048
(SOFR + 1.25%), 2.38%, 7/21/32(i)	205,000	176,583

Intercontinental Exchange, Inc., 1.85%, 9/15/32	20,000	16,382
	Par(a)	Value
Institutional Financial Services (Continued)

Jane Street Group/JSG Finance, Inc., 6.75%, 5/01/33(b)	$20,000	$20,094
Jefferies Financial Group, Inc., 5.88%, 7/21/28	25,000	25,656
LPL Holdings, Inc., 5.65%, 3/15/35	80,000	79,107
Morgan Stanley,
(SOFR + 0.72%), 0.99%, 12/10/26(i)	170,000	166,177
3.95%, 4/23/27	12,000	11,904
(SOFR + 1.14%), 2.70%, 1/22/31(i)	37,000	33,796
(SOFR + 1.03%), 1.79%, 2/13/32(i)	414,000	349,174
(SOFR + 1.18%), 2.24%, 7/21/32(i)	53,000	45,192
(SOFR + 1.20%), 2.51%, 10/20/32(i)	223,000	192,536
(SOFR + 1.87%), 5.25%, 4/21/34(i)	110,000	110,000
(SOFR + 1.56%), 5.32%, 7/19/35(i)	70,000	69,684
(SOFR + 1.42%), 5.59%, 1/18/36(i)	35,000	35,505

StoneX Group, Inc., 7.88%, 3/01/31(b)	61,000	63,503
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 6/15/31(b)	78,000	80,063
		2,265,176
Insurance – 0.8%
Allstate (The) Corp., 5.05%, 6/24/29	65,000	66,379
Aon Corp., 2.80%, 5/15/30	20,000	18,357
Arthur J Gallagher & Co.,
2.40%, 11/09/31	20,000	17,357
5.50%, 3/02/33	30,000	30,530
6.50%, 2/15/34	125,000	135,569

Assurant, Inc., 4.90%, 3/27/28	65,000	65,316
Assured Guaranty U.S. Holdings, Inc., 6.13%, 9/15/28	58,000	60,516
AssuredPartners, Inc., 5.63%, 1/15/29(b)	259,000	258,105
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 5/15/31(b)	48,000	48,840
Brown & Brown, Inc.,
4.50%, 3/15/29	90,000	89,673
4.20%, 3/17/32	100,000	93,133
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Insurance (Continued)
Brown & Brown, Inc.,
5.65%, 6/11/34	$40,000	$40,451

Enstar Group Ltd., 3.10%, 9/01/31	197,000	171,438
Marsh & McLennan Cos., Inc.,
2.38%, 12/15/31	410,000	354,608
5.75%, 11/01/32	50,000	52,980

Principal Financial Group, Inc., 5.38%, 3/15/33	18,000	18,332
Progressive (The) Corp., 3.20%, 3/26/30	32,000	30,407
Unum Group, 4.00%, 6/15/29	135,000	132,128
		1,684,119
Internet Media & Services – 0.2%
Alphabet, Inc., 4.50%, 5/15/35	25,000	24,669
GrubHub Holdings, Inc., 5.50%, 7/01/27(b)	59,000	53,306
Meta Platforms, Inc., 4.80%, 5/15/30	40,000	41,229
Snap, Inc., 6.88%, 3/01/33(b)	33,000	32,958
Uber Technologies, Inc., 4.80%, 9/15/34	50,000	48,440
VeriSign, Inc.,
2.70%, 6/15/31	150,000	132,528
5.25%, 6/01/32	30,000	30,245
		363,375
IT Services – 0.2%
Accenture Capital, Inc., 4.50%, 10/04/34	10,000	9,638
International Business Machines Corp.,
2.20%, 2/09/27	100,000	96,495
4.15%, 7/27/27	285,000	284,656

Leidos, Inc., 2.30%, 2/15/31	60,000	51,862
		442,651
Leisure Facilities & Services – 0.8%
Darden Restaurants, Inc.,
4.55%, 10/15/29	40,000	39,736
6.30%, 10/10/33	30,000	31,856

Everi Holdings, Inc., 5.00%, 7/15/29(b)	640,000	642,056
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(b)	64,000	63,957
	Par(a)	Value
Leisure Facilities & Services (Continued)
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.,
5.00%, 6/01/29(b)	$21,000	$19,416
4.88%, 7/01/31(b)	59,000	51,342
Hyatt Hotels Corp.,
5.75%, 1/30/27	30,000	30,512
5.38%, 12/15/31	90,000	89,460

Las Vegas Sands Corp., 6.00%, 8/15/29	25,000	25,278
Marriott International, Inc.,
5.00%, 10/15/27	35,000	35,493
5.55%, 10/15/28	30,000	30,995
2.85%, 4/15/31	100,000	89,405
5.10%, 4/15/32	30,000	29,968
5.30%, 5/15/34	35,000	34,493

McDonald's Corp., 4.60%, 9/09/32	284,000	283,115
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
5.63%, 9/01/29(b)	102,000	59,670
5.88%, 9/01/31(b)	48,000	24,960
Resorts World Las Vegas LLC/RWLV Capital, Inc.,
4.63%, 4/16/29(b)	17,000	14,625
8.45%, 7/27/30(b)	52,000	50,549
Sabre GLBL, Inc.,
8.63%, 6/01/27(b)	30,000	28,725
11.25%, 12/15/27(b)	45,000	45,225
		1,720,836
Machinery – 0.1%
Eaton Corp., 4.15%, 3/15/33	20,000	19,209
IDEX Corp., 2.63%, 6/15/31	50,000	43,512
Pentair Finance S.a.r.l., 4.50%, 7/01/29	60,000	59,198
		121,919
Medical Equipment & Devices – 0.2%
Bausch + Lomb Corp., 8.38%, 10/01/28(b)	101,000	104,919
Edwards Lifesciences Corp., 4.30%, 6/15/28	70,000	69,485
Zimmer Biomet Holdings, Inc.,
4.70%, 2/19/27	150,000	150,596
5.35%, 12/01/28	30,000	30,773
		355,773
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Metals & Mining – 0.1%
Freeport-McMoRan, Inc., 4.13%, 3/01/28	$35,000	$34,457
Novelis Corp., 6.88%, 1/30/30(b)	58,000	58,836
SunCoke Energy, Inc., 4.88%, 6/30/29(b)	50,000	45,933
		139,226
Oil & Gas Supply Chain – 1.9%
California Resources Corp., 8.25%, 6/15/29(b)	219,000	208,796
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.75%, 7/15/28(b)	32,000	28,533
Cheniere Corpus Christi Holdings LLC, 5.13%, 6/30/27	41,000	41,456
Cheniere Energy, Inc., 5.65%, 4/15/34	30,000	29,879
Chevron USA, Inc., 4.98%, 4/15/35	190,000	190,239
Chord Energy Corp., 6.75%, 3/15/33(b)	30,000	29,202
CNX Midstream Partners L.P., 4.75%, 4/15/30(b)	5,000	4,602
Comstock Resources, Inc.,
6.75%, 3/01/29(b)	81,000	77,208
6.75%, 3/01/29(b)	26,000	24,637
ConocoPhillips Co.,
5.05%, 9/15/33	20,000	20,015
5.00%, 1/15/35	115,000	113,190

CVR Energy, Inc., 8.50%, 1/15/29(b)	31,000	28,486
DCP Midstream Operating L.P., 3.25%, 2/15/32	5,000	4,296
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 8.63%, 3/15/29(b)	104,000	106,763
Diamondback Energy, Inc., 5.40%, 4/18/34	105,000	102,648
Energy Transfer L.P.,
5.20%, 4/01/30	30,000	30,292
5.75%, 2/15/33	10,000	10,140
6.55%, 12/01/33	65,000	68,426

FTAI Infra Escrow Holdings LLC, 10.50%, 6/01/27(b)	9,000	9,305
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.25%, 1/15/29	22,000	22,359
8.88%, 4/15/30	5,000	5,102
	Par(a)	Value
Oil & Gas Supply Chain (Continued)
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.88%, 5/15/32	$41,000	$39,894
8.00%, 5/15/33	17,000	16,489

Global Partners L.P./GLP Finance Corp., 8.25%, 1/15/32(b)	39,000	39,703
Gulfport Energy Operating Corp., 6.75%, 9/01/29(b)	58,000	57,158
Hess Corp., 4.30%, 4/01/27	50,000	49,880
Kinder Morgan, Inc.,
1.75%, 11/15/26	60,000	57,680
5.00%, 2/01/29	120,000	121,231

Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)	42,000	40,666
MPLX L.P.,
4.13%, 3/01/27	180,000	178,713
4.25%, 12/01/27	90,000	89,467
2.65%, 8/15/30	120,000	107,293
5.00%, 3/01/33	210,000	202,874

NFE Financing LLC, 12.00%, 11/15/29(b)	153,654	105,765
Northern Oil & Gas, Inc.,
8.13%, 3/01/28(b)	39,000	38,503
8.75%, 6/15/31(b)	38,000	36,508
ONEOK, Inc.,
4.00%, 7/13/27	255,000	251,962
6.05%, 9/01/33	110,000	112,853
PBF Holding Co. LLC/PBF Finance Corp.,
6.00%, 2/15/28	47,000	41,468
7.88%, 9/15/30(b)	21,000	17,276

Plains All American Pipeline L.P., 5.95%, 6/15/35	60,000	60,040
Plains All American Pipeline L.P./PAA Finance Corp.,
3.55%, 12/15/29	42,000	39,734
5.70%, 9/15/34	20,000	19,780

Sitio Royalties Operating Partnership L.P./Sitio Finance Corp., 7.88%, 11/01/28(b)	33,000	33,914
Summit Midstream Holdings LLC, 8.63%, 10/31/29(b)	61,000	60,093
Talos Production, Inc.,
9.00%, 2/01/29(b)	68,000	65,187
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Oil & Gas Supply Chain (Continued)
Talos Production, Inc.,
9.38%, 2/01/31(b)	$62,000	$58,294
Targa Resources Corp.,
5.20%, 7/01/27	160,000	162,096
6.15%, 3/01/29	130,000	135,522
5.50%, 2/15/35	40,000	39,069
5.55%, 8/15/35	75,000	73,483
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
6.50%, 7/15/27	17,000	17,070
5.00%, 1/15/28	46,000	45,978
4.88%, 2/01/31	20,000	19,451
Venture Global LNG, Inc.,
9.50%, 2/01/29(b)	59,000	61,138
8.38%, 6/01/31(b)	69,000	66,538
9.88%, 2/01/32(b)	67,000	68,029

Western Midstream Operating L.P., 6.15%, 4/01/33	30,000	30,302
Williams (The) Cos., Inc., 2.60%, 3/15/31	125,000	110,509
		3,927,184
Oil, Gas Services & Equipment – 0.1%
Bristow Group, Inc., 6.88%, 3/01/28(b)	6,000	5,821
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)	60,000	57,361
Helix Energy Solutions Group, Inc., 9.75%, 3/01/29(b)	19,000	19,232
Noble Finance II LLC, 8.00%, 4/15/30(b)	93,000	88,607
USA Compression Partners L.P./USA Compression Finance Corp., 7.13%, 3/15/29(b)	41,000	41,397
Valaris Ltd., 8.38%, 4/30/30(b)	65,000	60,904
Weatherford International Ltd., 8.63%, 4/30/30(b)	28,000	27,754
		301,076
Publishing & Broadcasting – 0.1%
Gray Media, Inc.,
4.75%, 10/15/30(b)	16,000	9,480
5.38%, 11/15/31(b)	28,000	16,706
Nexstar Media, Inc.,
5.63%, 7/15/27(b)	13,000	12,879
4.75%, 11/01/28(b)	78,000	73,450
	Par(a)	Value
Publishing & Broadcasting (Continued)
Sinclair Television Group, Inc.,
5.50%, 3/01/30(b)	$59,000	$42,480
4.38%, 12/31/32(b)	65,000	39,328
9.75%, 2/15/33(b)	24,000	24,780
		219,103
Real Estate Investment Trusts – 0.5%
American Tower Corp.,
5.80%, 11/15/28	55,000	57,277
5.40%, 1/31/35	10,000	10,114

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 5/15/26(b)	22,000	21,795
Crown Castle, Inc.,
3.65%, 9/01/27	80,000	78,236
3.80%, 2/15/28	17,000	16,608
2.10%, 4/01/31	80,000	67,991

Equinix, Inc., 1.45%, 5/15/26	70,000	67,716
ERP Operating L.P., 4.65%, 9/15/34	40,000	38,422
Host Hotels & Resorts L.P., 5.50%, 4/15/35	20,000	19,311
Iron Mountain, Inc., 5.25%, 3/15/28(b)	17,000	16,738
MPT Operating Partnership L.P./MPT Finance Corp.,
5.00%, 10/15/27	48,000	42,409
4.63%, 8/01/29	57,000	43,416
8.50%, 2/15/32(b)	10,000	10,160
Prologis L.P.,
4.88%, 6/15/28	20,000	20,374
4.75%, 6/15/33	40,000	39,345

Realty Income Corp., 4.75%, 2/15/29	90,000	90,888
RLJ Lodging Trust L.P., 4.00%, 9/15/29(b)	34,000	30,729
Simon Property Group L.P.,
1.38%, 1/15/27	10,000	9,519
5.50%, 3/08/33	40,000	41,051
4.75%, 9/26/34	50,000	47,805
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC,
10.50%, 2/15/28(b)	29,000	30,792
6.50%, 2/15/29(b)	108,000	98,802

VICI Properties L.P., 5.63%, 4/01/35	40,000	39,583
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Real Estate Investment Trusts (Continued)

VICI Properties L.P./VICI Note Co., Inc., 4.13%, 8/15/30(b)	$50,000	$47,167
Welltower OP LLC, 3.85%, 6/15/32	70,000	65,658
		1,051,906
Real Estate Owners & Developers – 0.0%(d)
Howard Hughes (The) Corp., 4.38%, 2/01/31(b)	19,000	16,848
Retail - Consumer Staples – 0.1%
Kroger (The) Co., 5.00%, 9/15/34	50,000	49,006
Walgreens Boots Alliance, Inc.,
8.13%, 8/15/29	62,000	64,508
4.10%, 4/15/50	67,000	58,514
		172,028
Retail - Discretionary – 0.4%
AutoZone, Inc.,
5.05%, 7/15/26	120,000	120,774
4.50%, 2/01/28	40,000	40,274
5.40%, 7/15/34	20,000	20,210
Bath & Body Works, Inc.,
6.88%, 11/01/35	66,000	66,014
6.75%, 7/01/36	60,000	59,031

BlueLinx Holdings, Inc., 6.00%, 11/15/29(b)	31,000	29,476
Carvana Co.,
9.00%, 12/01/28(b)(h)	36,803	37,835
(100% Cash), 9.00%, 6/01/30(b)(h)	59,640	63,149
9.00%, 6/01/31(b)(h)	35,310	39,743

Foot Locker, Inc., 4.00%, 10/01/29(b)	47,000	38,090
Gap (The), Inc., 3.88%, 10/01/31(b)	34,000	29,129
Hertz (The) Corp., 12.63%, 7/15/29(b)	10,000	9,726
Kohl's Corp., 5.13%, 5/01/31	69,000	43,211
Lowe's Cos., Inc.,
3.35%, 4/01/27	25,000	24,558
3.10%, 5/03/27	45,000	43,966
2.63%, 4/01/31	10,000	8,925

Macy's Retail Holdings LLC, 6.13%, 3/15/32(b)	27,000	24,311
Nordstrom, Inc.,
4.38%, 4/01/30	17,000	15,057
5.00%, 1/15/44	73,000	51,136
	Par(a)	Value
Retail - Discretionary (Continued)

Patrick Industries, Inc., 6.38%, 11/01/32(b)	$25,000	$24,271
		788,886
Semiconductors – 0.2%
Analog Devices, Inc.,
1.70%, 10/01/28	40,000	36,828
2.10%, 10/01/31	30,000	25,935

Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 1/15/27	160,000	158,834
Broadcom, Inc.,
4.00%, 4/15/29(b)	5,000	4,896
5.05%, 4/15/30	26,000	26,470
3.42%, 4/15/33(b)	29,000	25,862

Intel Corp., 3.75%, 3/25/27	50,000	49,254
Texas Instruments, Inc.,
1.90%, 9/15/31	54,000	46,760
4.90%, 3/14/33	25,000	25,321
4.85%, 2/08/34	60,000	60,417
		460,577
Software – 0.4%
Cloud Software Group, Inc., 9.00%, 9/30/29(b)	44,000	44,327
Fortinet, Inc., 2.20%, 3/15/31	10,000	8,724
Intuit, Inc., 5.20%, 9/15/33	100,000	102,800
Oracle Corp.,
4.65%, 5/06/30	25,000	25,059
2.88%, 3/25/31	220,000	197,941
5.25%, 2/03/32	60,000	60,830
4.90%, 2/06/33	100,000	98,306
4.70%, 9/27/34	80,000	76,132
5.50%, 8/03/35	95,000	95,391

Rackspace Finance LLC, 3.50%, 5/15/28(b)	60,438	21,514
Roper Technologies, Inc., 4.50%, 10/15/29	60,000	59,741
		790,765
Sovereign Government – 0.1%
JP Morgan Chase & Co., (SOFR + 0.80%), 4.92%, 1/24/29(i)	300,000	304,246
Specialty Finance – 2.0%
Ally Financial, Inc., (5Y US Treasury CMT + 2.45%), 6.65%, 1/17/40(i)	28,000	26,664
American Express Co.,
(SOFR + 1.84%), 5.04%, 5/01/34(i)	180,000	179,558
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Specialty Finance (Continued)
American Express Co.,
(SOFR Index + 1.32%), 5.44%, 1/30/36(i)	$90,000	$90,841

Apollo Commercial Real Estate Finance, Inc., 4.63%, 6/15/29(b)	40,000	36,943
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29(b)	41,000	42,583
Boost Newco Borrower LLC, 7.50%, 1/15/31(b)	747,000	788,276
Bread Financial Holdings, Inc., 9.75%, 3/15/29(b)	97,000	102,046
Broadridge Financial Solutions, Inc., 2.60%, 5/01/31	10,000	8,779
Burford Capital Global Finance LLC,
6.25%, 4/15/28(b)	14,000	13,881
6.88%, 4/15/30(b)	32,000	31,936
9.25%, 7/01/31(b)	83,000	87,444
Capital One Financial Corp.,
(SOFR + 2.44%), 7.15%, 10/29/27(i)	110,000	113,823
(SOFR + 2.64%), 6.31%, 6/08/29(i)	78,000	81,276
(SOFR + 2.60%), 5.25%, 7/26/30(i)	7,000	7,069
(SOFR + 1.56%), 5.46%, 7/26/30(i)	80,000	81,298
(SOFR + 2.37%), 5.27%, 5/10/33(i)	88,000	86,490

CPI CG, Inc., 10.00%, 7/15/29(b)	53,000	56,833
Credit Acceptance Corp.,
9.25%, 12/15/28(b)	61,000	64,465
6.63%, 3/15/30(b)	25,000	24,530
Enova International, Inc.,
11.25%, 12/15/28(b)	67,000	71,615
9.13%, 8/01/29(b)	46,000	47,053

Equifax, Inc., 4.80%, 9/15/29	65,000	65,249
EZCORP, Inc., 7.38%, 4/01/32(b)	15,000	15,703
FactSet Research Systems, Inc.,
2.90%, 3/01/27	150,000	144,952
3.45%, 3/01/32	72,000	64,329

FirstCash, Inc., 6.88%, 3/01/32(b)	10,000	10,231
Fiserv, Inc.,
5.38%, 8/21/28	30,000	30,785
	Par(a)	Value
Specialty Finance (Continued)
Fiserv, Inc.,
5.60%, 3/02/33	$150,000	$152,771
5.45%, 3/15/34	30,000	30,109
Freedom Mortgage Corp.,
12.00%, 10/01/28(b)	10,000	10,721
12.25%, 10/01/30(b)	13,000	14,304

Freedom Mortgage Holdings LLC, 8.38%, 4/01/32(b)	5,000	4,890
Mastercard, Inc.,
1.90%, 3/15/31	22,000	19,363
4.95%, 3/15/32	90,000	91,943
4.55%, 1/15/35	50,000	48,840

MGIC Investment Corp., 5.25%, 8/15/28	7,000	6,985
Nationstar Mortgage Holdings, Inc.,
5.50%, 8/15/28(b)	504,000	500,949
6.50%, 8/01/29(b)	32,000	32,525
5.13%, 12/15/30(b)	23,000	22,971
5.75%, 11/15/31(b)	32,000	32,119
OneMain Finance Corp.,
7.88%, 3/15/30	60,000	61,982
7.50%, 5/15/31	65,000	65,918
PennyMac Financial Services, Inc.,
7.13%, 11/15/30(b)	15,000	15,254
5.75%, 9/15/31(b)	49,000	46,673
6.88%, 2/15/33(b)	20,000	19,972

Rithm Capital Corp., 8.00%, 4/01/29(b)	99,000	98,839
S&P Global, Inc.,
2.45%, 3/01/27	150,000	145,733
1.25%, 8/15/30	110,000	93,903
2.90%, 3/01/32	90,000	80,620

SLM Corp., 6.50%, 1/31/30	25,000	25,807
Starwood Property Trust, Inc.,
7.25%, 4/01/29(b)	38,000	39,407
6.50%, 10/15/30(b)	20,000	20,180

Synchrony Financial, 7.25%, 2/02/33	69,000	70,362
United Wholesale Mortgage LLC, 5.50%, 4/15/29(b)	59,000	57,130
UWM Holdings LLC, 6.63%, 2/01/30(b)	54,000	53,399
Walker & Dunlop, Inc., 6.63%, 4/01/33(b)	15,000	15,257
		4,253,578
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Steel – 0.1%
Cleveland-Cliffs, Inc.,
7.00%, 3/15/32(b)	$83,000	$77,977
7.38%, 5/01/33(b)	42,000	39,483

Nucor Corp., 3.13%, 4/01/32	50,000	44,858
Reliance, Inc., 2.15%, 8/15/30	40,000	35,151
		197,469
Technology Hardware – 0.5%
Apple, Inc., 3.35%, 8/08/32	25,000	23,589
CDW LLC/CDW Finance Corp.,
5.10%, 3/01/30	10,000	9,981
3.57%, 12/01/31	230,000	207,050
Cisco Systems, Inc.,
4.95%, 2/24/32	60,000	61,215
5.05%, 2/26/34	45,000	45,547

CommScope LLC, 8.25%, 3/01/27(b)	83,000	75,603
Diebold Nixdorf, Inc., 7.75%, 3/31/30(b)	11,000	11,452
Jabil, Inc.,
4.25%, 5/15/27	70,000	69,709
5.45%, 2/01/29	30,000	30,485
Motorola Solutions, Inc.,
4.60%, 5/23/29	180,000	180,043
2.75%, 5/24/31	40,000	35,528
5.60%, 6/01/32	50,000	51,712
5.40%, 4/15/34	70,000	70,728

NCR Atleos Corp., 9.50%, 4/01/29(b)	76,000	81,766
NetApp, Inc., 5.70%, 3/17/35	65,000	65,296
Teledyne FLIR LLC, 2.50%, 8/01/30	40,000	35,638
Teledyne Technologies, Inc., 2.75%, 4/01/31	30,000	26,727
Viasat, Inc., 7.50%, 5/30/31(b)	33,000	25,115
Western Digital Corp., 3.10%, 2/01/32	20,000	17,075
		1,124,259
Telecommunications – 1.1%
AT&T, Inc., 4.35%, 3/01/29	2,000	1,997
Cogent Communications Group LLC, 7.00%, 6/15/27(b)	37,000	37,181
Consolidated Communications, Inc., 6.50%, 10/01/28(b)	44,000	43,194
	Par(a)	Value
Telecommunications (Continued)
EchoStar Corp., 6.75%, 11/30/30(h)	$66,000	$61,517
Frontier Communications Holdings LLC, 8.75%, 5/15/30(b)	1,318,000	1,379,728
Hughes Satellite Systems Corp.,
5.25%, 8/01/26	50,000	46,610
6.63%, 8/01/26	114,000	92,577
Level 3 Financing, Inc.,
4.25%, 7/01/28(b)	104,000	89,447
10.50%, 4/15/29(b)	69,000	76,399
10.75%, 12/15/30(b)	23,000	25,463
Lumen Technologies, Inc.,
4.13%, 4/15/30(b)	267	250
10.00%, 10/15/32(b)	32,000	31,920

Sprint Capital Corp., 8.75%, 3/15/32	30,000	36,009
T-Mobile USA, Inc.,
2.88%, 2/15/31	99,000	89,115
5.15%, 4/15/34	45,000	45,028
4.70%, 1/15/35	110,000	105,513
5.30%, 5/15/35	90,000	90,361

Verizon Communications, Inc., 5.25%, 4/02/35	95,000	95,488
		2,347,797
Tobacco & Cannabis – 0.5%
Altria Group, Inc.,
6.20%, 11/01/28	110,000	116,109
3.40%, 5/06/30	30,000	28,212
2.45%, 2/04/32	190,000	161,091
6.88%, 11/01/33	110,000	121,005
Philip Morris International, Inc.,
3.38%, 8/15/29	15,000	14,398
5.63%, 11/17/29	204,000	213,805
2.10%, 5/01/30	60,000	53,570
5.75%, 11/17/32	25,000	26,227
5.38%, 2/15/33	50,000	51,201
5.63%, 9/07/33	90,000	93,367
4.90%, 11/01/34	100,000	98,545

Turning Point Brands, Inc., 7.63%, 3/15/32(b)	20,000	20,783
		998,313
Transportation & Logistics – 0.1%
Allegiant Travel Co., 7.25%, 8/15/27(b)	35,000	32,327
American Airlines, Inc.,
7.25%, 2/15/28(b)	78,000	77,047
8.50%, 5/15/29(b)	20,000	20,384
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Transportation & Logistics (Continued)

JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 9/20/31(b)	$97,000	$89,349
United Parcel Service, Inc., 4.45%, 4/01/30	15,000	15,105
		234,212
Transportation Equipment – 0.0%(d)
Westinghouse Air Brake Technologies Corp., 5.61%, 3/11/34	60,000	61,632
Wholesale - Consumer Staples – 0.0%(d)
United Natural Foods, Inc., 6.75%, 10/15/28(b)	24,000	23,564
Total Corporate Bonds (Cost $39,683,661)		39,553,963

Foreign Issuer Bonds – 2.4%
Australia – 0.2%
BHP Billiton Finance USA Ltd., 4.75%, 2/28/28	270,000	274,597
Rio Tinto Finance USA Ltd., 7.13%, 7/15/28	8,000	8,658
Rio Tinto Finance USA PLC, 5.25%, 3/14/35	70,000	70,264
		353,519
Austria – 0.0%(d)
ams-OSRAM A.G., 12.25%, 3/30/29(b)	15,000	15,199
Bermuda – 0.0%(d)
RenaissanceRe Holdings Ltd., 5.75%, 6/05/33	81,000	82,667
Brazil – 0.1%
Azul Secured Finance LLP, 10.88%, 8/28/30	16,250	3,087
Karoon USA Finance, Inc., 10.50%, 5/14/29(b)	47,000	46,288
Klabin Austria GmbH, 7.00%, 4/03/49(b)	44,000	43,303
		92,678
Canada – 0.6%
Algoma Steel, Inc., 9.13%, 4/15/29(b)	43,000	36,246
Bank of Montreal, 5.72%, 9/25/28	50,000	52,040
Bank of Nova Scotia (The), 1.35%, 6/24/26	44,000	42,555
	Par(a)	Value
Canada (Continued)
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC,
6.25%, 9/15/27(b)	$3,000	$2,941
4.88%, 2/15/30(b)	55,000	47,880

Canadian Imperial Bank of Commerce, (SOFR + 1.34%), 4.63%, 9/11/30(i)	25,000	24,920
Canadian National Railway Co., 3.85%, 8/05/32	60,000	56,208
Canadian Natural Resources Ltd., 5.40%, 12/15/34(b)	25,000	24,255
CGI, Inc., 4.95%, 3/14/30(b)	100,000	100,505
Enbridge, Inc., 5.63%, 4/05/34	35,000	35,407
Enerflex Ltd., 9.00%, 10/15/27(b)	15,000	15,342
Fairfax Financial Holdings Ltd.,
3.38%, 3/03/31	25,000	22,760
5.63%, 8/16/32	70,000	71,138
6.00%, 12/07/33	181,000	188,062
goeasy Ltd.,
9.25%, 12/01/28(b)	17,000	17,798
7.63%, 7/01/29(b)	71,000	71,567
6.88%, 5/15/30(b)	20,000	19,506
7.38%, 10/01/30(b)	15,000	14,741

Greenfire Resources Ltd., 12.00%, 10/01/28(b)	8,000	8,411
New Gold, Inc., 6.88%, 4/01/32(b)	5,000	5,114
Royal Bank of Canada,
5.20%, 8/01/28	40,000	41,069
(SOFR + 0.83%), 4.97%, 1/24/29(i)	80,000	81,132

Strathcona Resources Ltd., 6.88%, 8/01/26(b)	43,000	42,154
Taseko Mines Ltd., 8.25%, 5/01/30(b)	58,000	58,563
Toronto-Dominion Bank (The), 4.69%, 9/15/27	40,000	40,361
Vermilion Energy, Inc., 7.25%, 2/15/33(b)	100,000	83,894
		1,204,569
Colombia – 0.0%(d)
Aris Mining Corp., 8.00%, 10/31/29(b)	35,000	35,262
Congo – 0.1%
Ivanhoe Mines Ltd., 7.88%, 1/23/30(b)	105,000	102,420
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Finland – 0.0%(d)
Amer Sports Co., 6.75%, 2/16/31(b)	$32,000	$32,366
Germany – 0.1%
IHO Verwaltungs GmbH,
6.38%, 5/15/29(b)(h)	200,000	193,689
7.75%, 11/15/30(b)(h)	50,000	48,813
8.00%, 11/15/32(b)(h)	42,000	40,220
		282,722
Guatemala – 0.1%
Millicom International Cellular S.A.,
4.50%, 4/27/31(b)	33,000	29,391
7.38%, 4/02/32(b)	80,000	80,958
		110,349
India – 0.0%(d)
Biocon Biologics Global PLC, 6.67%, 10/09/29(b)	77,000	69,418
Ireland – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.95%, 9/10/34	300,000	287,506
Israel – 0.0%(d)
Energean PLC, 6.50%, 4/30/27(b)	25,000	24,500
Ivory Coast – 0.0%(d)
Endeavour Mining PLC, 5.00%, 10/14/26(b)	53,000	51,921
Japan – 0.3%
Honda Motor Co. Ltd., 2.53%, 3/10/27	70,000	67,841
Mitsubishi UFJ Financial Group, Inc., (1Y US Treasury CMT + 0.83%), 2.34%, 1/19/28(i)	275,000	265,146
Rakuten Group, Inc.,
11.25%, 2/15/27(b)	90,000	96,184
9.75%, 4/15/29(b)	114,000	120,248
		549,419
Jersey, C.I. – 0.0%(d)
Aston Martin Capital Holdings Ltd., 10.00%, 3/31/29(b)	75,000	64,439
Netherlands – 0.0%(d)
OCI N.V., 6.70%, 3/16/33(b)	50,000	54,573
	Par(a)	Value
South Africa – 0.1%
Stillwater Mining Co.,
4.00%, 11/16/26(b)	$53,000	$50,724
4.50%, 11/16/29(b)	64,000	53,743
		104,467
Turkey – 0.1%
Eldorado Gold Corp., 6.25%, 9/01/29(b)	49,000	48,300
Sisecam UK PLC,
8.25%, 5/02/29(b)	35,000	35,044
8.63%, 5/02/32(b)	25,000	24,724
		108,068
United Kingdom – 0.6%
BAT Capital Corp.,
6.34%, 8/02/30	96,000	102,609
5.63%, 8/15/35	70,000	70,280

BAT International Finance PLC, 4.45%, 3/16/28	20,000	20,023
Connect Finco S.a.r.l./Connect U.S. Finco LLC, 9.00%, 9/15/29(b)	25,000	23,387
Diageo Capital PLC, 5.50%, 1/24/33	260,000	267,527
HSBC Holdings PLC,
(SOFR + 1.97%), 6.16%, 3/09/29(i)	200,000	207,431
(SOFR + 1.29%), 5.29%, 11/19/30(i)	400,000	406,063

Ithaca Energy North Sea PLC, 8.13%, 10/15/29(b)	83,000	83,079
Zegona Finance PLC, 8.63%, 7/15/29(b)	80,000	85,074
		1,265,473
Zambia – 0.0%(d)
First Quantum Minerals Ltd., 9.38%, 3/01/29(b)	65,000	68,182
Total Foreign Issuer Bonds (Cost $4,992,429)		4,959,717

Mortgage-Backed Securities – 14.3%
Federal National Mortgage Association – 0.0%(d)
Pool,
4.50%, 1/01/49	7,142	6,946
2.50%, 11/01/50	63,910	53,703
		60,649
Government National Mortgage Association – 1.2%
Pool,
3.50%, 5/01/53(j)	250,000	227,081
2.00%, 5/01/55(j)	925,000	754,444
2.50%, 5/01/55(j)	300,000	255,633
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Government National Mortgage Association (Continued)
Pool,
3.00%, 5/01/55(j)	$425,000	$376,211
4.00%, 5/01/55(j)	25,000	23,266
4.50%, 5/01/55(j)	150,000	143,566
5.00%, 5/01/55(j)	250,000	245,212
5.50%, 5/01/55(j)	225,000	224,880
6.00%, 5/01/55(j)	125,000	126,421
6.50%, 5/01/55(j)	75,000	76,667
		2,453,381
Government National Mortgage Association II – 0.0%(d)
Pool, 2.50%, 12/20/46 - 1/20/51	143,969	121,460
Uniform Mortgage-Backed Securities – 3.3%
Pool,
2.50%, 5/01/39 - 5/01/53(j)	1,815,000	1,562,379
3.00%, 5/01/39 - 5/01/53(j)	775,000	682,673
2.00%, 5/01/40 - 5/01/53(j)	1,775,000	1,447,847
3.50%, 5/01/40 - 5/01/53(j)	625,000	565,517
4.00%, 5/01/40 - 5/01/53(j)	675,000	632,354
4.50%, 5/01/53(j)	325,000	310,781
5.00%, 5/01/53(j)	375,000	367,056
5.50%, 5/01/53(j)	525,000	523,867
6.50%, 5/01/53(j)	300,000	308,931
6.00%, 5/01/54(j)	475,000	481,845
		6,883,250
Whole Loan – 9.8%
FHLMC STACR REMIC Trust,
Series 2021-DNA1, Class B1, (30D Average SOFR + 2.65%), 7.00%, 1/25/51(b)(k)	700,000	726,250
Series 2021-DNA2, Class B1, (30D Average SOFR + 3.40%), 7.75%, 8/25/33(b)(k)	700,000	768,482
Series 2021-DNA3, Class B1, (30D Average SOFR + 3.50%), 7.85%, 10/25/33(b)(k)	250,000	275,235
Series 2021-DNA5, Class B1, (30D Average SOFR + 3.05%), 7.40%, 1/25/34(b)(k)	784,414	833,597
	Par(a)	Value
Whole Loan (Continued)
FHLMC STACR REMIC Trust,
Series 2021-DNA5, Class B2, (30D Average SOFR + 5.50%), 9.85%, 1/25/34(b)(k)	$250,000	$285,544
Series 2021-DNA6, Class B1, (30D Average SOFR + 3.40%), 7.75%, 10/25/41(b)(k)	530,000	543,103
Series 2021-HQA1, Class B1, (30D Average SOFR + 3.00%), 7.35%, 8/25/33(b)(k)	629,000	671,245
Series 2021-HQA2, Class B1, (30D Average SOFR + 3.15%), 7.50%, 12/25/33(b)(k)	400,000	431,500
Series 2021-HQA2, Class B2, (30D Average SOFR + 5.45%), 9.80%, 12/25/33(b)(k)	200,000	226,410
Series 2021-HQA3, Class B1, (30D Average SOFR + 3.35%), 7.70%, 9/25/41(b)(k)	800,000	813,752
Series 2021-HQA3, Class M2, (30D Average SOFR + 2.10%), 6.45%, 9/25/41(b)(k)	355,000	355,887
Series 2021-HQA4, Class B1, (30D Average SOFR + 3.75%), 8.10%, 12/25/41(b)(k)	750,000	766,410
Series 2022-DNA1, Class B1, (30D Average SOFR + 3.40%), 7.75%, 1/25/42(b)(k)	250,000	255,295
Series 2022-DNA1, Class M2, (30D Average SOFR + 2.50%), 6.85%, 1/25/42(b)(k)	250,000	253,438
Series 2022-DNA2, Class M2, (30D Average SOFR + 3.75%), 8.10%, 2/25/42(b)(k)	300,000	311,122
Series 2022-DNA3, Class M2, (30D Average SOFR + 4.35%), 8.70%, 4/25/42(b)(k)	521,000	547,526
Series 2022-DNA4, Class M2, (30D Average SOFR + 5.25%), 9.60%, 5/25/42(b)(k)	550,000	587,125
Series 2022-DNA7, Class M2, (30D Average SOFR + 7.00%), 11.35%, 3/25/52(b)(k)	500,000	558,595
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Whole Loan (Continued)
FHLMC STACR REMIC Trust,
Series 2022-HQA1, Class M2, (30D Average SOFR + 5.25%), 9.60%, 3/25/42(b)(k)	$788,000	$834,971
Series 2022-HQA2, Class M2, (30D Average SOFR + 6.00%), 10.35%, 7/25/42(b)(k)	485,000	525,012
Series 2021-DNA7, Class B1, (30D Average SOFR + 3.65%), 8.00%, 11/25/41(b)(k)	710,000	729,525
FNMA Connecticut Avenue Securities,
Series 2020-R01, Class 1B1, (30D Average SOFR + 3.36%), 7.72%, 1/25/40(b)(k)	100,870	102,743
Series 2020-SBT1, Class 1M2, (30D Average SOFR + 3.76%), 8.12%, 2/25/40(b)(k)	625,000	648,677
Series 2020-SBT1, Class 2M2, (30D Average SOFR + 3.76%), 8.12%, 2/25/40(b)(k)	745,000	772,937
Series 2021-R01, Class 1B1, (30D Average SOFR + 3.10%), 7.45%, 10/25/41(b)(k)	855,200	868,832
Series 2021-R02, Class 2B1, (30D Average SOFR + 3.30%), 7.65%, 11/25/41(b)(k)	750,000	763,125
Series 2021-R02, Class 2M1, (30D Average SOFR + 0.90%), 5.25%, 11/25/41(b)(k)	34,148	34,127
Series 2021-R02, Class 2M2, (30D Average SOFR + 2.00%), 6.35%, 11/25/41(b)(k)	275,000	275,173
Series 2021-R03, Class 1B1, (30D Average SOFR + 2.75%), 7.10%, 12/25/41(b)(k)	250,000	253,048
Series 2022-R01, Class 1B1, (30D Average SOFR + 3.15%), 7.50%, 12/25/41(b)(k)	802,000	817,037
Series 2022-R02, Class 2B1, (30D Average SOFR + 4.50%), 8.85%, 1/25/42(b)(k)	786,000	816,457
	Par(a)	Value
Whole Loan (Continued)
FNMA Connecticut Avenue Securities,
Series 2022-R02, Class 2M2, (30D Average SOFR + 3.00%), 7.35%, 1/25/42(b)(k)	$1,101,348	$1,123,375
Series 2022-R03, Class 1B1, (30D Average SOFR + 6.25%), 10.60%, 3/25/42(b)(k)	635,000	684,212
Series 2022-R04, Class 1B1, (30D Average SOFR + 5.25%), 9.60%, 3/25/42(b)(k)	250,000	264,688
Series 2022-R05, Class 2M2, (30D Average SOFR + 3.00%), 7.35%, 4/25/42(b)(k)	540,000	552,150
Series 2022-R06, Class 1B1, (30D Average SOFR + 6.35%), 10.70%, 5/25/42(b)(k)	290,000	314,560
Series 2022-R08, Class 1B1, (30D Average SOFR + 5.60%), 9.95%, 7/25/42(b)(k)	235,000	252,038
Series 2024-R02, Class 1B1, (30D Average SOFR + 2.50%), 6.85%, 2/25/44(b)(k)	345,000	345,862
Series 2024-R06, Class 1B1, (30D Average SOFR + 2.05%), 6.40%, 9/25/44(b)(k)	250,000	246,408
		20,435,473
Total Mortgage-Backed Securities (Cost $29,828,948)		29,954,213

	Number of Shares
Preferred Stocks – 1.4%
Specialty Finance – 1.4%
AGNC Investment Corp., (3M CME Term SOFR + 4.96%), 9.21%(k)	23,314	576,089
AGNC Investment Corp. (NASDAQ Exchange), (3M CME Term SOFR + 5.25%), 9.51%(k)	3,228	80,861
MFA Financial, Inc., (3M CME Term SOFR + 5.61%), 9.91%(k)	31,438	778,405
New York Mortgage Trust, Inc., (3M USD LIBOR + 6.43%), 11.28%(k)	2,103	51,755
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Specialty Finance (Continued)
New York Mortgage Trust, Inc. (NASDAQ Exchange), (SOFR + 6.13%), 6.88%(k)	21,682	$462,260
Redwood Trust, Inc., (5Y US Treasury CMT + 6.28%), 10.00%(k)	7,133	173,047
Rithm Capital Corp., (3M CME Term SOFR + 5.90%), 10.22%(k)	5,335	135,776
Rithm Capital Corp. (New York Exchange), (3M CME Term SOFR + 5.23%), 9.55%(k)	28,302	707,267
		2,965,460
Transportation & Logistics – 0.0%(d)
Azul S.A. ADR (Brazil)*	4,785	3,652
Total Preferred Stocks (Cost $2,646,511)		2,969,112

Rights – 0.1%
Biotechnology & Pharmaceuticals – 0.1%
Albireo Pharma, Inc. CVR(f)(l)*	21,904	57,864
CinCor Pharma, Inc. CVR(f)(l)*	24,888	93,800
Concert Pharmaceuticals, Inc. CVR(f)(l)*	97,290	44,199
		195,863
Forestry, Paper & Wood Products – 0.0%(d)
Resolute Forest Products, Inc. CVR(f)(l)*	44,100	68,320
Medical Equipment & Devices – 0.0%(d)
ABIOMED, Inc. CVR(f)(l)*	8,954	14,326
Total Rights (Cost $—)		278,509

	Par(a)/Number of Shares
Short-Term Investments – 18.8%
Convertible Bonds – 5.7%
Accolade, Inc., 0.50%, 4/01/26	$200,000	199,000
Arbor Realty Trust, Inc., 7.50%, 8/01/25	778,000	771,776
Dayforce, Inc., 0.25%, 3/15/26(c)	331,000	316,105
Duke Energy Corp., 4.13%, 4/15/26	573,000	624,570
	Par(a)/Number of Shares	Value
Convertible Bonds (Continued)
Enphase Energy, Inc., 0.00%, 3/01/26(g)	$252,000	$238,644
EZCORP, Inc., 2.38%, 5/01/25	208,000	214,656
fuboTV, Inc., 3.25%, 2/15/26	695,000	673,733
Haemonetics Corp., 0.00%, 3/01/26(g)	390,000	372,957
HAT Holdings I LLC/HAT Holdings II LLC, 0.00%, 5/01/25(b)(g)	989,000	1,087,900
LendingTree, Inc., 0.50%, 7/15/25	1,092,000	1,070,160
Mesa Laboratories, Inc., 1.38%, 8/15/25	622,000	613,477
NextEra Energy Partners L.P., 0.00%, 11/15/25(b)(c)(g)	664,000	637,440
Peloton Interactive, Inc., 0.00%, 2/15/26(g)	126,000	119,070
PennyMac Corp., 5.50%, 3/15/26	1,041,000	1,018,098
Repay Holdings Corp., 0.00%, 2/01/26(b)(g)	164,000	156,620
Royal Caribbean Cruises Ltd., 6.00%, 8/15/25	122,000	526,430
Southwest Airlines Co., 1.25%, 5/01/25	738,000	736,893
Summit Hotel Properties, Inc., 1.50%, 2/15/26(c)	329,000	314,688
Two Harbors Investment Corp., 6.25%, 1/15/26(c)	1,549,000	1,525,765
Verint Systems, Inc., 0.25%, 4/15/26(c)	477,000	451,478
Zillow Group, Inc., 2.75%, 5/15/25(c)	305,000	306,761
		11,976,221
Corporate Bonds – 0.8%
Altria Group, Inc., 2.35%, 5/06/25	260,000	259,898
AT&T, Inc., 1.70%, 3/25/26	373,000	363,795
Constellation Energy Generation LLC, 3.25%, 6/01/25	50,000	49,902
Energy Transfer L.P., 2.90%, 5/15/25	40,000	39,968
Jabil, Inc., 1.70%, 4/15/26	65,000	63,149
Marathon Petroleum Corp., 4.70%, 5/01/25	50,000	50,000
Marriott International, Inc., 5.75%, 5/01/25	9,000	9,000
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)/Number of Shares	Value
Corporate Bonds (Continued)
NextEra Energy Capital Holdings, Inc., 5.75%, 9/01/25	$30,000	$30,094
NiSource, Inc., 0.95%, 8/15/25	100,000	98,957
ONEOK, Inc.,
2.20%, 9/15/25	80,000	79,161
5.85%, 1/15/26	77,000	77,381

Oracle Corp., 1.65%, 3/25/26	180,000	175,417
Ovintiv, Inc., 5.38%, 1/01/26	10,000	9,999
PPG Industries, Inc., 1.20%, 3/15/26	165,000	160,330
Reliance, Inc., 1.30%, 8/15/25	40,000	39,589
VMware LLC, 4.50%, 5/15/25	10,000	9,996
Welltower OP LLC, 4.00%, 6/01/25	57,000	56,968
		1,573,604
Foreign Issuer Bonds – 0.4%
Bank of Montreal, 3.70%, 6/07/25	215,000	214,748
Canadian Natural Resources Ltd., 2.05%, 7/15/25	80,000	79,525
Kosmos Energy Ltd., 7.13%, 4/04/26(b)	31,000	29,896
Lloyds Banking Group PLC, 4.58%, 12/10/25	200,000	199,433
Nomura Holdings, Inc., 1.85%, 7/16/25	200,000	198,829
Toronto-Dominion Bank (The), 3.77%, 6/06/25	62,000	61,941
		784,372
Money Market Fund – 7.1%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.17%(m)	14,913,493	14,913,493
U.S. Treasury Bills – 4.8%
U.S. Treasury Bill, 4.16%, 8/19/25(n)	10,100,000	9,970,615
Total Short-Term Investments (Cost $38,712,388)		39,218,305

Number of Contracts		Notional Amount	Value
Purchased Options – 0.0%(d)
Call Options - Exchange Traded – 0.0%(d)
Chevron Corp.,
Strike Price USD 170.00, Expires 9/19/25	93	1,265,358	$5,859
Strike Price USD 165.00, Expires 9/19/25	93	1,265,358	11,532
Herc Holdings, Inc.,
Strike Price USD 125.00, Expires 6/20/25	5	54,720	2,175
Strike Price USD 130.00, Expires 6/20/25	38	415,872	11,590
			31,156
Put Options - Exchange Traded – 0.0%(d)
H&E Equipment Services, Inc., Strike Price USD 85.00, Expires 5/16/25	104	934,024	5,460
Juniper Networks, Inc., Strike Price USD 33.00, Expires 5/16/25	744	2,702,208	7,440
Paramount Global, Strike Price USD 9.00, Expires 7/18/25	92	108,008	4,370
United States Steel Corp., Strike Price USD 40.00, Expires 6/20/25	87	380,277	28,710
			45,980
Total Purchased Options (Premiums Paid $236,035)			77,136
Total Long Positions – 100.3% (Cost $207,939,707)			209,648,480

	Number of Shares	Value
Short Positions – (9.5)%(o)
Common Stocks – (9.5)%
Advertising & Marketing – (0.2)%
Omnicom Group, Inc.	(5,972)	(454,828)
Asset Management – (1.0)%
Affiliated Managers Group, Inc.	(2,346)	(388,568)
Apollo Global Management, Inc.	(5,017)	(684,720)
Ares Management Corp., Class A	(2,835)	(432,422)
MARA Holdings, Inc.*	(8,910)	(119,127)
WisdomTree, Inc.	(55,884)	(486,191)
(2,111,028)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Automotive – (0.0)%(d)
indie Semiconductor, Inc., Class A (China)*	(22,385)	$(44,546)
Biotechnology & Pharmaceuticals – (0.9)%
Ascendis Pharma A/S ADR (Denmark)*	(1,759)	(299,804)
Bridgebio Pharma, Inc.*	(2,782)	(106,718)
Collegium Pharmaceutical, Inc.*	(9,751)	(263,228)
Ionis Pharmaceuticals, Inc.*	(1,904)	(58,472)
Jazz Pharmaceuticals PLC*	(2,572)	(300,821)
Mirum Pharmaceuticals, Inc.*	(14,676)	(637,672)
Pacira BioSciences, Inc.*	(5,552)	(149,349)
(1,816,064)
Cable & Satellite – (0.2)%
Charter Communications, Inc., Class A*	(296)	(115,991)
Sirius XM Holdings, Inc.	(11,657)	(249,693)
(365,684)
Chemicals – (0.1)%
Albemarle Corp.	(4,294)	(251,414)
Commercial Support Services – (0.2)%
Alarm.com Holdings, Inc.*	(2,860)	(153,296)
CSG Systems International, Inc.	(5,709)	(343,282)
(496,578)
Electric Utilities – (0.4)%
CenterPoint Energy, Inc.	(7,115)	(275,920)
Duke Energy Corp.	(2,696)	(328,966)
PG&E Corp.	(13,220)	(218,394)
(823,280)
Electrical Equipment – (0.2)%
OSI Systems, Inc.*	(2,020)	(413,575)
Engineering & Construction – (0.1)%
Tetra Tech, Inc.	(6,345)	(197,901)
Entertainment Content – (0.2)%
Sphere Entertainment Co.*	(13,550)	(369,237)
Health Care Facilities & Services – (0.2)%
BrightSpring Health Services, Inc.*	(25,731)	(451,064)
Household Products – (0.1)%
Spectrum Brands Holdings, Inc.	(1,415)	(89,286)
	Number of Shares	Value
Industrial Intermediate Products – (0.2)%
Chart Industries, Inc.*	(2,759)	$(372,410)
Industrial Support Services – (0.2)%
Herc Holdings, Inc.(e)	(4,285)	(468,950)
Internet Media & Services – (0.0)%(d)
Snap, Inc., Class A*	(784)	(6,241)
Ziff Davis, Inc.*	(116)	(3,425)
(9,666)
IT Services – (0.1)%
Parsons Corp.*	(3,235)	(216,292)
Leisure Facilities & Services – (0.8)%
Carnival Corp.*	(10,380)	(190,369)
Cheesecake Factory (The), Inc.	(3,756)	(189,190)
DraftKings, Inc., Class A*	(1,120)	(37,285)
Live Nation Entertainment, Inc.*	(5,320)	(704,634)
Marriott Vacations Worldwide Corp.	(458)	(25,103)
Norwegian Cruise Line Holdings Ltd.*	(4,473)	(71,702)
Royal Caribbean Cruises Ltd.	(2,430)	(522,231)
(1,740,514)
Medical Equipment & Devices – (0.5)%
CONMED Corp.	(329)	(16,157)
Dexcom, Inc.*	(568)	(40,544)
Enovis Corp.*	(6,196)	(214,320)
Exact Sciences Corp.*	(752)	(34,321)
Haemonetics Corp.*	(1,501)	(94,593)
Integer Holdings Corp.*	(2,291)	(289,376)
LeMaitre Vascular, Inc.	(2,170)	(196,906)
Omnicell, Inc.*	(5,754)	(179,870)
(1,066,087)
Metals & Mining – (0.6)%
Centrus Energy Corp., Class A*	(3,064)	(212,305)
Century Aluminum Co.*	(13,445)	(220,632)
Equinox Gold Corp. (Canada)*	(86,163)	(577,292)
First Majestic Silver Corp. (Canada)	(1,858)	(11,631)
Fortuna Mining Corp. (Canada)*	(48,660)	(304,125)
(1,325,985)
Oil & Gas Supply Chain – (1.2)%
Chevron Corp.(e)	(17,551)	(2,387,989)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Real Estate Investment Trusts – (0.0)%(d)
Pebblebrook Hotel Trust	(1,919)	$(17,367)
Semiconductors – (0.1)%
MKS Instruments, Inc.	(1,748)	(122,605)
ON Semiconductor Corp.*	(2,146)	(85,196)
Vishay Intertechnology, Inc.	(4,675)	(60,728)
(268,529)
Software – (1.0)%
Bentley Systems, Inc., Class B	(778)	(33,446)
BILL Holdings, Inc.*	(1,246)	(56,780)
Evolent Health, Inc., Class A*	(2,320)	(22,875)
Five9, Inc.*	(1,309)	(32,908)
MicroStrategy, Inc., Class A*	(385)	(146,343)
Pagaya Technologies Ltd., Class A*	(15,958)	(174,900)
Progress Software Corp.	(6,370)	(381,945)
PROS Holdings, Inc.*	(3,036)	(51,855)
Rapid7, Inc.*	(2,597)	(61,341)
Synopsys, Inc.*	(2,331)	(1,069,952)
(2,032,345)
Specialty Finance – (0.3)%
Block, Inc.*	(113)	(6,607)
EZCORP, Inc., Class A*	(30,536)	(499,875)
Qifu Technology, Inc. ADR (China)	(2,210)	(90,676)
(597,158)
Technology Hardware – (0.5)%
Applied Optoelectronics, Inc.*	(5,335)	(68,235)
Hewlett Packard Enterprise Co.	(24,000)	(389,280)
Lumentum Holdings, Inc.*	(584)	(34,479)
	Number of Shares	Value
Technology Hardware (Continued)
NCR Voyix Corp.*	(16,838)	$(144,302)
Sandisk Corp.*	(1)	(32)
Western Digital Corp.*	(7,457)	(327,064)
(963,392)
Telecommunications – (0.1)%
AST SpaceMobile, Inc.*	(7,774)	(180,435)
Transportation Equipment – (0.1)%
Greenbrier (The) Cos., Inc.	(6,383)	(270,767)
Total Common Stocks (Proceeds $20,979,166)		(19,802,371)

Rights – 0.0%(d)
Biotechnology & Pharmaceuticals — 0.0%(d)
Ligand Pharmaceuticals, Inc. CVR (Switzerland Exchange)(f)*	(52)	—
Ligand Pharmaceuticals, Inc. CVR(f)*	(52)	—
Total Rights (Proceeds $—)		—
Total Short Positions – (9.5)% (Proceeds $20,979,166)		(19,802,371)
Total Written Options – (0.0)%(d) (Premiums Received $28,809)		(21,986)
Other Assets less Liabilities – 9.2%(p)		19,119,169
NET ASSETS – 100.0%		$208,943,292
Percentages shown are based on Net Assets.
All securities are United States companies, unless noted otherwise in parentheses.

(a)	Par value is in USD unless otherwise indicated.
(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025, these securities had a total value of $49,007,030 or 23.45% of net assets.

(c)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap contracts.
(d)	Amount rounds to less than 0.05%.
(e)	Security represents underlying investment on open options contracts.
(f)	Investment is valued using significant unobservable inputs (Level 3).
(g)	Zero coupon bond.
(h)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(i)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of April 30, 2025 is disclosed.
(j)	When-issued security. Coupon rate was not yet in effect at April 30, 2025.
(k)	Variable or floating rate security. Rate as of April 30, 2025 is disclosed.
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
(l)
Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At
April 30, 2025, the value of restricted securities (excluding 144A issues) amounted to $278,509 or 0.13% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
ABIOMED, Inc. CVR	12/23/22	$—
Albireo Pharma, Inc. CVR	3/03/23	—
CinCor Pharma, Inc. CVR	2/27/23	—
Concert Pharmaceuticals, Inc. CVR	3/07/23	—
Resolute Forest Products, Inc. CVR	3/01/23	—

(m)	7-day current yield as of April 30, 2025 is disclosed.
(n)	Discount rate at the time of purchase.
(o)	Securities sold short are not owned by the Fund.
(p)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
*	Non-income producing security

Abbreviations:

1Y	1 Year
3M	3 Month
5Y	5 Year
30D	30 Day
ADR	American Depositary Receipt
AUD	Australian Dollar
BDC	Business Development Company
CAD	Canadian Dollar
CDX	Credit Default Swap Index
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
CVR	Contingent Value Rights
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	British Pound
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MSCI	Morgan Stanley Capital International
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standards & Poor's
SOFR	United States Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
USD	United States Dollar
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund

Futures Contracts outstanding at April 30, 2025: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year Australian Treasury Bond	18	6/16/2025	AUD	1,325,616	$28,725
Ultra 10-Year U.S. Treasury Note	33	6/18/2025	USD	3,786,234	40,219
Long Gilt	9	6/26/2025	GBP	1,121,707	8,210
2-Year U.S. Treasury Note	166	6/30/2025	USD	34,552,641	202,933
5-Year U.S. Treasury Note	37	6/30/2025	USD	4,040,226	44,896
Total Long Contracts					$324,983
Short Contracts
Euro-Bund	(10)	6/06/2025	EUR	1,492,870	$(1,977)
10-Year U.S. Treasury Note	(73)	6/18/2025	USD	8,191,969	(74,750)
U.S. Treasury Long Bond	(17)	6/18/2025	USD	1,982,625	12,219
Ultra U.S. Treasury Bond	(2)	6/18/2025	USD	242,062	(1,313)
10-Year Canadian Government Bond	(6)	6/19/2025	CAD	538,198	1,066
Total Short Contracts					$(64,755)
					$260,228

Forward Foreign Currency Exchange Contracts outstanding at April 30, 2025:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

6/18/25	Euro	1,825,000	U.S. Dollars	1,988,194	Royal Bank Of Canada	$85,803
6/18/25	Japanese Yen	136,000,000	U.S. Dollars	936,574	Goldman Sachs	19,970
6/18/25	British Pounds	370,000	U.S. Dollars	474,695	Deutsche Bank	18,499
6/18/25	Australian Dollars	1,810,000	U.S. Dollars	1,141,899	JPMorgan Chase	18,136
6/18/25	Swiss Francs	260,000	U.S. Dollars	301,527	Bank of America	15,453
6/18/25	Euro	330,000	U.S. Dollars	361,860	Barclays	13,165
6/18/25	British Pounds	280,000	U.S. Dollars	360,394	Royal Bank Of Canada	12,834
6/18/25	New Zealand Dollars	550,000	U.S. Dollars	315,054	Deutsche Bank	12,148
6/18/25	Swiss Francs	210,000	U.S. Dollars	244,637	Barclays	11,385
6/18/25	Swiss Francs	150,000	U.S. Dollars	171,638	Goldman Sachs	11,233
6/18/25	Canadian Dollars	620,000	U.S. Dollars	440,477	Bank of America	10,410
6/18/25	Canadian Dollars	470,000	U.S. Dollars	332,781	Goldman Sachs	9,022
6/18/25	Swedish Kronor	2,300,000	U.S. Dollars	229,826	Barclays	8,875
6/18/25	Hungarian Forints	71,000,000	U.S. Dollars	189,856	Goldman Sachs	8,509
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at April 30, 2025: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
6/18/25	Swedish Kronor	1,918,631	U.S. Dollars	190,890	Morgan Stanley	$8,233
6/18/25	South Korean Won	375,000,000	U.S. Dollars	255,929	Barclays	8,165
6/18/25	Australian Dollars	210,000	U.S. Dollars	127,088	Royal Bank Of Canada	7,502
6/18/25	Taiwan Dollars	6,500,000	U.S. Dollars	197,604	JPMorgan Chase	7,002
6/18/25	British Pounds	260,000	U.S. Dollars	339,616	Barclays	6,952
6/18/25	Swiss Francs	90,000	U.S. Dollars	103,065	Morgan Stanley	6,659
6/18/25	Swiss Francs	100,000	U.S. Dollars	115,322	JPMorgan Chase	6,593
6/18/25	South Korean Won	335,000,000	U.S. Dollars	229,369	JPMorgan Chase	6,554
6/18/25	Brazilian Reals	1,425,000	U.S. Dollars	241,873	Citibank	6,198
6/18/25	Swedish Kronor	1,681,369	U.S. Dollars	168,640	Goldman Sachs	5,858
6/18/25	Norwegian Kroner	2,000,000	U.S. Dollars	186,811	Morgan Stanley	5,437
6/16/25	British Pounds	110,000	U.S. Dollars	141,295	Northern Trust	5,328
6/18/25	British Pounds	200,000	U.S. Dollars	261,358	JPMorgan Chase	5,231
6/18/25	British Pounds	160,000	U.S. Dollars	208,080	Citibank	5,193
6/18/25	Norwegian Kroner	2,200,000	U.S. Dollars	206,579	JPMorgan Chase	4,893
6/18/25	Philippine Pesos	11,100,000	U.S. Dollars	194,515	Barclays	4,257
6/18/25	British Pounds	180,000	U.S. Dollars	235,725	Bank of America	4,207
6/18/25	Brazilian Reals	1,055,000	U.S. Dollars	179,479	Goldman Sachs	4,179
6/18/25	New Zealand Dollars	250,000	U.S. Dollars	144,591	Goldman Sachs	4,136
6/18/25	Mexican Pesos	4,065,000	U.S. Dollars	201,757	Morgan Stanley	4,114
6/18/25	Singapore Dollars	300,000	U.S. Dollars	226,373	Bank of America	3,976
6/18/25	Taiwan Dollars	9,000,000	U.S. Dollars	279,345	Barclays	3,958
6/18/25	Euro	80,000	U.S. Dollars	86,960	Citibank	3,955
6/18/25	Mexican Pesos	3,900,000	U.S. Dollars	193,838	Barclays	3,678
6/18/25	Czech Republic Koruna	1,800,000	U.S. Dollars	78,237	Barclays	3,580
6/18/25	Swedish Kronor	1,000,000	U.S. Dollars	100,204	Bank of America	3,580
6/18/25	Norwegian Kroner	800,000	U.S. Dollars	73,364	Deutsche Bank	3,535
6/18/25	Canadian Dollars	130,000	U.S. Dollars	91,352	Deutsche Bank	3,188
6/18/25	New Zealand Dollars	90,000	U.S. Dollars	50,390	Royal Bank Of Canada	3,153
6/18/25	Canadian Dollars	230,000	U.S. Dollars	164,125	JPMorgan Chase	3,139
6/18/25	Indonesian Rupiahs	3,560,000,000	U.S. Dollars	211,640	JPMorgan Chase	3,028
6/18/25	Indonesian Rupiahs	2,980,000,000	U.S. Dollars	176,695	Barclays	2,999
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at April 30, 2025: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
6/18/25	Norwegian Kroner	600,000	U.S. Dollars	54,742	Bank of America	$2,932
6/18/25	Indian Rupees	7,600,000	U.S. Dollars	86,560	Citibank	2,927
6/18/25	Australian Dollars	80,000	U.S. Dollars	48,466	Morgan Stanley	2,806
6/18/25	Euro	70,000	U.S. Dollars	76,801	Goldman Sachs	2,750
6/18/25	Japanese Yen	10,000,000	U.S. Dollars	67,842	JPMorgan Chase	2,493
6/18/25	New Zealand Dollars	60,000	U.S. Dollars	33,608	Bank of America	2,086
6/18/25	Indian Rupees	6,600,000	U.S. Dollars	75,695	Goldman Sachs	2,018
6/18/25	Taiwan Dollars	2,400,000	U.S. Dollars	73,628	Citibank	1,920
6/18/25	South Korean Won	180,000,000	U.S. Dollars	124,854	Citibank	1,911
6/18/25	British Pounds	60,000	U.S. Dollars	78,120	Goldman Sachs	1,858
6/18/25	Mexican Pesos	800,000	U.S. Dollars	38,776	Bank of America	1,740
6/18/25	Taiwan Dollars	1,300,000	U.S. Dollars	39,311	Deutsche Bank	1,611
6/18/25	Japanese Yen	9,000,000	U.S. Dollars	61,733	Bank of America	1,568
6/18/25	U.S. Dollars	98,989	Swiss Francs	80,000	JPMorgan Chase	1,457
6/18/25	Mexican Pesos	835,000	U.S. Dollars	40,871	Goldman Sachs	1,417
6/18/25	Polish Zloty	150,000	U.S. Dollars	38,219	Barclays	1,411
6/18/25	U.S. Dollars	217,304	Euro	190,000	Goldman Sachs	1,381
6/18/25	Philippine Pesos	4,200,000	U.S. Dollars	73,860	JPMorgan Chase	1,350
6/18/25	Australian Dollars	120,000	U.S. Dollars	75,610	Goldman Sachs	1,298
6/18/25	Colombian Pesos	220,000,000	U.S. Dollars	50,442	Goldman Sachs	1,246
6/18/25	Czech Republic Koruna	700,000	U.S. Dollars	30,624	Morgan Stanley	1,194
6/18/25	U.S. Dollars	90,424	Colombian Pesos	380,000,000	Bank of America	1,145
6/18/25	Australian Dollars	140,000	U.S. Dollars	88,643	Citibank	1,083
6/18/25	Philippine Pesos	2,300,000	U.S. Dollars	40,119	Citibank	1,068
6/18/25	Norwegian Kroner	500,000	U.S. Dollars	46,997	Goldman Sachs	1,065
6/18/25	Hungarian Forints	33,000,000	U.S. Dollars	91,176	Morgan Stanley	1,023
6/18/25	U.S. Dollars	89,703	Chilean Pesos	84,000,000	Goldman Sachs	1,022
6/18/25	Japanese Yen	3,000,000	U.S. Dollars	20,081	Barclays	1,019
6/18/25	Taiwan Dollars	4,300,000	U.S. Dollars	134,437	Bank of America	918
6/18/25	Czech Republic Koruna	500,000	U.S. Dollars	21,821	Bank of America	906
6/18/25	U.S. Dollars	46,239	Chilean Pesos	43,000,000	Bank of America	842
6/18/25	British Pounds	20,000	U.S. Dollars	25,821	Morgan Stanley	838
6/18/25	Polish Zloty	150,000	U.S. Dollars	38,827	Royal Bank Of Canada	803
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at April 30, 2025: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
6/18/25	Hungarian Forints	15,000,000	U.S. Dollars	41,160	Barclays	$749
6/18/25	U.S. Dollars	32,848	South African Rand	600,000	Morgan Stanley	721
6/18/25	U.S. Dollars	66,150	New Zealand Dollars	110,000	Deutsche Bank	709
6/18/25	New Zealand Dollars	30,000	U.S. Dollars	17,150	Morgan Stanley	697
6/18/25	Thai Baht	1,900,000	U.S. Dollars	56,412	Citibank	679
6/18/25	New Zealand Dollars	30,000	U.S. Dollars	17,185	JPMorgan Chase	663
6/18/25	Chilean Pesos	81,000,000	U.S. Dollars	84,898	JPMorgan Chase	616
6/18/25	Swedish Kronor	500,000	U.S. Dollars	51,282	JPMorgan Chase	610
6/18/25	Canadian Dollars	100,000	U.S. Dollars	72,120	Morgan Stanley	604
6/18/25	U.S. Dollars	85,940	Swiss Francs	70,000	Goldman Sachs	600
6/18/25	Singapore Dollars	90,000	U.S. Dollars	68,505	Royal Bank Of Canada	599
6/18/25	U.S. Dollars	148,283	Euro	130,000	Morgan Stanley	546
6/18/25	U.S. Dollars	83,567	Swedish Kronor	800,000	Goldman Sachs	540
6/18/25	U.S. Dollars	148,270	Euro	130,000	Barclays	534
6/18/25	Polish Zloty	50,000	U.S. Dollars	12,697	Morgan Stanley	513
6/18/25	Philippine Pesos	1,100,000	U.S. Dollars	19,189	Goldman Sachs	509
6/18/25	South Korean Won	95,000,000	U.S. Dollars	66,414	Goldman Sachs	490
6/18/25	U.S. Dollars	16,314	Chilean Pesos	15,000,000	Citibank	478
6/18/25	Euro	10,000	U.S. Dollars	10,970	JPMorgan Chase	394
6/18/25	Taiwan Dollars	400,000	U.S. Dollars	12,201	Goldman Sachs	390
6/18/25	U.S. Dollars	83,605	Swedish Kronor	801,829	Morgan Stanley	389
6/18/25	South African Rand	100,000	U.S. Dollars	5,039	Morgan Stanley	315
6/18/25	Brazilian Reals	150,000	U.S. Dollars	25,838	Barclays	274
6/18/25	Canadian Dollars	120,000	U.S. Dollars	87,007	Citibank	262
6/18/25	U.S. Dollars	24,631	Swiss Francs	20,000	Morgan Stanley	248
6/18/25	Philippine Pesos	600,000	U.S. Dollars	10,519	Bank of America	225
6/18/25	U.S. Dollars	29,944	New Zealand Dollars	50,000	Barclays	199
6/18/25	Canadian Dollars	40,000	U.S. Dollars	28,893	Barclays	197
6/18/25	U.S. Dollars	47,829	Indonesian Rupiahs	790,000,000	Deutsche Bank	193
6/18/25	Thai Baht	3,600,000	U.S. Dollars	107,982	Barclays	190
6/18/25	U.S. Dollars	26,595	Polish Zloty	100,000	Citibank	175
6/18/25	U.S. Dollars	134,903	Swedish Kronor	1,298,171	Citibank	174
6/18/25	U.S. Dollars	12,318	Swiss Francs	10,000	Citibank	126
6/18/25	U.S. Dollars	26,535	Polish Zloty	100,000	Barclays	115
6/18/25	Singapore Dollars	50,000	U.S. Dollars	38,283	Barclays	108
6/18/25	U.S. Dollars	28,231	Japanese Yen	4,000,000	Bank of America	98
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at April 30, 2025: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
6/18/25	U.S. Dollars	15,752	Brazilian Reals	90,000	Goldman Sachs	$85
6/18/25	U.S. Dollars	35,649	New Zealand Dollars	59,783	Goldman Sachs	84
6/18/25	Hungarian Forints	3,000,000	U.S. Dollars	8,303	Citibank	79
6/18/25	U.S. Dollars	9,463	Colombian Pesos	40,000,000	Goldman Sachs	65
6/18/25	U.S. Dollars	26,483	Polish Zloty	100,000	Morgan Stanley	63
6/18/25	U.S. Dollars	17,910	New Zealand Dollars	30,000	Morgan Stanley	63
6/18/25	U.S. Dollars	10,623	South Korean Won	15,000,000	Bank of America	59
6/18/25	Thai Baht	1,600,000	U.S. Dollars	48,022	Morgan Stanley	55
6/18/25	U.S. Dollars	28,187	Japanese Yen	4,000,000	Morgan Stanley	53
6/18/25	Czech Republic Koruna	1,500,000	U.S. Dollars	68,134	Citibank	47
6/18/25	U.S. Dollars	9,653	Norwegian Kroner	100,000	Goldman Sachs	40
6/18/25	U.S. Dollars	13,674	Czech Republic Koruna	300,000	Goldman Sachs	38
6/16/25	U.S. Dollars	12,033	British Pounds	9,000	Northern Trust	36
6/18/25	Norwegian Kroner	400,000	U.S. Dollars	38,420	Barclays	29
6/18/25	U.S. Dollars	51,289	Australian Dollars	80,000	Citibank	17
6/18/25	U.S. Dollars	10,262	Indonesian Rupiahs	170,000,000	Goldman Sachs	11
6/18/25	U.S. Dollars	1,206	Indonesian Rupiahs	20,000,000	Barclays	— *
6/18/25	U.S. Dollars	130	New Zealand Dollars	217	Bank of America	— *
Total Unrealized Appreciation						$480,761

6/18/25	Mexican Pesos	21,124	U.S. Dollars	1,072	Barclays	$(2)
6/18/25	Swedish Kronor	600,000	U.S. Dollars	62,281	JPMorgan Chase	(11)
6/18/25	South Korean Won	40,000,000	U.S. Dollars	28,220	Citibank	(50)
6/18/25	U.S. Dollars	146,243	Swiss Francs	120,000	Barclays	(55)
6/18/25	U.S. Dollars	56,709	Hong Kong Dollars	440,000	Deutsche Bank	(63)
6/18/25	U.S. Dollars	11,697	Indian Rupees	1,000,000	Barclays	(78)
6/18/25	Thai Baht	600,000	U.S. Dollars	18,116	Goldman Sachs	(87)
6/18/25	U.S. Dollars	21,723	Canadian Dollars	30,000	Goldman Sachs	(94)
6/18/25	U.S. Dollars	121,673	Australian Dollars	190,000	Goldman Sachs	(99)
6/18/25	Polish Zloty	100,000	U.S. Dollars	26,524	Barclays	(104)
6/18/25	U.S. Dollars	93,203	British Pounds	70,000	Goldman Sachs	(104)
6/18/25	U.S. Dollars	10,473	Indian Rupees	900,000	Goldman Sachs	(124)
6/18/25	U.S. Dollars	97,001	Chilean Pesos	92,000,000	Goldman Sachs	(125)
6/18/25	U.S. Dollars	79,825	British Pounds	60,000	Morgan Stanley	(153)
6/18/25	Polish Zloty	350,000	U.S. Dollars	92,629	Bank of America	(159)
6/18/25	U.S. Dollars	41,338	Swedish Kronor	400,000	Morgan Stanley	(175)
6/18/25	Polish Zloty	150,000	U.S. Dollars	39,809	Morgan Stanley	(179)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at April 30, 2025: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
6/18/25	Polish Zloty	50,000	U.S. Dollars	13,413	Citibank	$(203)
6/18/25	U.S. Dollars	12,999	Polish Zloty	50,000	Morgan Stanley	(211)
6/18/25	U.S. Dollars	17,442	Indian Rupees	1,500,000	Citibank	(220)
6/18/25	U.S. Dollars	9,371	Norwegian Kroner	100,000	Deutsche Bank	(242)
6/18/25	U.S. Dollars	16,231	Indian Rupees	1,400,000	Deutsche Bank	(253)
6/18/25	Mexican Pesos	2,978,876	U.S. Dollars	151,123	JPMorgan Chase	(257)
6/18/25	U.S. Dollars	28,558	Norwegian Kroner	300,000	Citibank	(279)
6/18/25	Chilean Pesos	25,000,000	U.S. Dollars	26,729	Bank of America	(336)
6/18/25	Chilean Pesos	69,000,000	U.S. Dollars	73,181	Barclays	(336)
6/18/25	Chilean Pesos	35,000,000	U.S. Dollars	37,290	Goldman Sachs	(340)
6/18/25	Colombian Pesos	100,000,000	U.S. Dollars	23,846	Goldman Sachs	(352)
6/18/25	Japanese Yen	8,000,000	U.S. Dollars	56,632	JPMorgan Chase	(365)
6/18/25	Norwegian Kroner	700,000	U.S. Dollars	67,654	Deutsche Bank	(367)
6/18/25	Japanese Yen	11,000,000	U.S. Dollars	77,740	Barclays	(372)
6/18/25	U.S. Dollars	9,747	Mexican Pesos	200,000	Deutsche Bank	(382)
6/18/25	U.S. Dollars	10,063	Brazilian Reals	60,000	Citibank	(382)
6/18/25	U.S. Dollars	35,657	Thai Baht	1,200,000	JPMorgan Chase	(400)
6/18/25	British Pounds	100,000	U.S. Dollars	133,804	JPMorgan Chase	(508)
6/18/25	U.S. Dollars	9,618	Mexican Pesos	200,000	Goldman Sachs	(511)
6/18/25	U.S. Dollars	23,281	New Zealand Dollars	40,000	Deutsche Bank	(515)
6/18/25	U.S. Dollars	37,058	Colombian Pesos	160,000,000	Goldman Sachs	(533)
6/18/25	U.S. Dollars	23,500	Thai Baht	800,000	Morgan Stanley	(539)
6/18/25	Indonesian Rupiahs	1,490,000,000	U.S. Dollars	90,395	Barclays	(548)
6/18/25	U.S. Dollars	36,969	Colombian Pesos	160,000,000	Morgan Stanley	(622)
6/18/25	U.S. Dollars	56,792	Brazilian Reals	330,000	Barclays	(656)
6/18/25	Euro	190,000	U.S. Dollars	216,618	Bank of America	(695)
6/18/25	U.S. Dollars	24,363	Philippine Pesos	1,400,000	Barclays	(707)
6/18/25	U.S. Dollars	37,621	Singapore Dollars	50,000	Bank of America	(771)
6/18/25	U.S. Dollars	38,776	Polish Zloty	150,000	JPMorgan Chase	(854)
6/18/25	U.S. Dollars	56,811	Norwegian Kroner	600,000	Morgan Stanley	(862)
6/18/25	U.S. Dollars	114,462	Australian Dollars	180,000	JPMorgan Chase	(901)
6/18/25	U.S. Dollars	122,291	South Korean Won	175,000,000	Barclays	(953)
6/18/25	South African Rand	1,100,000	U.S. Dollars	59,933	JPMorgan Chase	(1,034)
6/18/25	U.S. Dollars	78,903	Canadian Dollars	110,000	JPMorgan Chase	(1,093)
6/18/25	U.S. Dollars	41,728	South African Rand	800,000	Goldman Sachs	(1,108)
6/18/25	U.S. Dollars	60,345	Hungarian Forints	22,000,000	Goldman Sachs	(1,121)
6/18/25	U.S. Dollars	106,794	Indonesian Rupiahs	1,790,000,000	Morgan Stanley	(1,143)
6/18/25	U.S. Dollars	34,433	Indonesian Rupiahs	590,000,000	Bank of America	(1,144)
6/18/25	U.S. Dollars	20,995	Chilean Pesos	21,000,000	Citibank	(1,175)
6/18/25	U.S. Dollars	65,696	South Korean Won	95,000,000	Deutsche Bank	(1,208)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at April 30, 2025: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
6/18/25	U.S. Dollars	47,099	Philippine Pesos	2,700,000	Bank of America	$(1,251)
6/18/25	South African Rand	2,100,000	U.S. Dollars	113,725	Deutsche Bank	(1,281)
6/18/25	U.S. Dollars	123,660	Norwegian Kroner	1,300,000	Bank of America	(1,302)
6/18/25	U.S. Dollars	88,697	Thai Baht	3,000,000	Goldman Sachs	(1,447)
6/18/25	South African Rand	1,500,000	U.S. Dollars	81,802	Bank of America	(1,485)
6/18/25	Japanese Yen	11,000,000	U.S. Dollars	78,859	Citibank	(1,492)
6/18/25	U.S. Dollars	76,832	Brazilian Reals	450,000	Goldman Sachs	(1,506)
6/18/25	U.S. Dollars	64,400	Polish Zloty	250,000	Bank of America	(1,650)
6/18/25	U.S. Dollars	222,588	Australian Dollars	350,000	Morgan Stanley	(1,729)
6/18/25	U.S. Dollars	54,887	Colombian Pesos	241,673,760	Deutsche Bank	(1,893)
6/18/25	U.S. Dollars	66,273	Euro	60,000	Barclays	(1,913)
6/18/25	Colombian Pesos	930,000,000	U.S. Dollars	220,465	Morgan Stanley	(1,967)
6/18/25	U.S. Dollars	81,051	Swedish Kronor	800,000	Bank of America	(1,975)
6/18/25	U.S. Dollars	29,263	Brazilian Reals	180,000	JPMorgan Chase	(2,072)
6/18/25	U.S. Dollars	34,486	Swiss Francs	30,000	Morgan Stanley	(2,089)
6/18/25	U.S. Dollars	63,242	New Zealand Dollars	110,000	Morgan Stanley	(2,198)
6/18/25	U.S. Dollars	82,280	South Korean Won	120,000,000	Goldman Sachs	(2,230)
6/18/25	U.S. Dollars	79,554	Brazilian Reals	470,000	Bank of America	(2,265)
6/18/25	U.S. Dollars	54,001	Japanese Yen	8,000,000	Royal Bank Of Canada	(2,266)
6/18/25	U.S. Dollars	119,444	Colombian Pesos	518,326,240	Bank of America	(2,334)
6/16/25	U.S. Dollars	105,326	British Pounds	80,800	Northern Trust	(2,376)
6/18/25	U.S. Dollars	53,469	Hungarian Forints	20,000,000	JPMorgan Chase	(2,409)
6/18/25	South African Rand	2,700,000	U.S. Dollars	147,045	Morgan Stanley	(2,474)
6/18/25	U.S. Dollars	170,558	Australian Dollars	270,000	Deutsche Bank	(2,486)
6/18/25	U.S. Dollars	189,415	Singapore Dollars	250,000	Citibank	(2,542)
6/18/25	U.S. Dollars	184,069	British Pounds	140,000	Barclays	(2,545)
6/18/25	U.S. Dollars	64,927	Chilean Pesos	64,000,000	Barclays	(2,639)
6/18/25	U.S. Dollars	90,578	British Pounds	70,000	Bank of America	(2,729)
6/18/25	U.S. Dollars	70,384	Swiss Francs	60,000	Citibank	(2,765)
6/18/25	U.S. Dollars	103,858	Chilean Pesos	101,000,000	Bank of America	(2,769)
6/18/25	U.S. Dollars	176,683	Australian Dollars	280,000	Barclays	(2,769)
6/18/25	U.S. Dollars	258,532	Euro	230,000	Bank of America	(2,849)
6/18/25	U.S. Dollars	58,036	Swiss Francs	50,000	Goldman Sachs	(2,922)
6/18/25	U.S. Dollars	158,245	Singapore Dollars	210,000	Morgan Stanley	(2,998)
6/18/25	U.S. Dollars	75,111	Japanese Yen	11,120,000	JPMorgan Chase	(3,100)
6/18/25	U.S. Dollars	133,263	Euro	120,000	Royal Bank Of Canada	(3,110)
6/18/25	U.S. Dollars	110,962	Thai Baht	3,800,000	Bank of America	(3,220)
6/18/25	U.S. Dollars	105,574	Canadian Dollars	150,000	Deutsche Bank	(3,512)
6/18/25	U.S. Dollars	242,175	Singapore Dollars	320,000	Goldman Sachs	(3,529)
6/18/25	U.S. Dollars	237,065	Indonesian Rupiahs	3,990,000,000	Goldman Sachs	(3,532)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at April 30, 2025: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
6/18/25	U.S. Dollars	138,701	Indonesian Rupiahs	2,360,000,000	Barclays	$(3,607)
6/18/25	U.S. Dollars	87,396	South African Rand	1,700,000	Citibank	(3,630)
6/18/25	U.S. Dollars	303,319	Singapore Dollars	400,000	Barclays	(3,813)
6/18/25	Indonesian Rupiahs	7,240,000,000	U.S. Dollars	440,631	Deutsche Bank	(4,059)
6/18/25	U.S. Dollars	127,227	Hungarian Forints	47,000,000	Barclays	(4,085)
6/18/25	U.S. Dollars	171,688	Taiwan Dollars	5,600,000	Barclays	(4,588)
6/18/25	U.S. Dollars	162,651	Canadian Dollars	230,000	Bank of America	(4,614)
6/18/25	U.S. Dollars	125,943	Chilean Pesos	124,000,000	JPMorgan Chase	(4,966)
6/18/25	U.S. Dollars	109,110	Swedish Kronor	1,100,000	Barclays	(5,052)
6/18/25	U.S. Dollars	121,408	Mexican Pesos	2,500,000	Morgan Stanley	(5,204)
6/18/25	U.S. Dollars	135,405	Japanese Yen	20,000,000	Bank of America	(5,263)
6/18/25	U.S. Dollars	165,060	Euro	150,000	JPMorgan Chase	(5,406)
6/18/25	U.S. Dollars	205,910	Polish Zloty	800,000	Goldman Sachs	(5,451)
6/18/25	U.S. Dollars	85,581	Mexican Pesos	1,800,000	Citibank	(5,580)
6/18/25	U.S. Dollars	231,321	Hungarian Forints	85,000,000	Morgan Stanley	(6,159)
6/18/25	U.S. Dollars	297,077	Polish Zloty	1,150,000	Deutsche Bank	(6,754)
6/18/25	U.S. Dollars	196,702	Canadian Dollars	280,000	Barclays	(6,924)
6/18/25	U.S. Dollars	319,734	Norwegian Kroner	3,400,000	Goldman Sachs	(7,087)
6/18/25	U.S. Dollars	162,719	Euro	150,000	Deutsche Bank	(7,747)
6/18/25	Chilean Pesos	423,000,000	U.S. Dollars	454,450	Citibank	(7,881)
6/18/25	U.S. Dollars	347,962	Canadian Dollars	490,000	Citibank	(8,384)
6/18/25	U.S. Dollars	282,818	Thai Baht	9,700,000	Barclays	(8,647)
6/18/25	U.S. Dollars	371,121	Japanese Yen	54,000,000	Morgan Stanley	(8,685)
6/18/25	U.S. Dollars	394,735	Swedish Kronor	3,900,000	JPMorgan Chase	(10,020)
6/18/25	U.S. Dollars	261,065	Czech Republic Koruna	5,980,000	Goldman Sachs	(10,750)
6/18/25	U.S. Dollars	408,512	Mexican Pesos	8,400,000	Bank of America	(16,907)
6/16/25	U.S. Dollars	465,505	Euro	424,720	WI Carr	(17,097)
6/18/25	U.S. Dollars	636,436	Taiwan Dollars	20,800,000	Citibank	(18,305)
6/18/25	U.S. Dollars	923,929	South Korean Won	1,339,300,000	JPMorgan Chase	(19,274)
6/18/25	U.S. Dollars	648,324	Philippine Pesos	37,300,000	Morgan Stanley	(19,617)
6/16/25	U.S. Dollars	437,089	Euro	401,980	Northern Trust	(19,673)
6/18/25	U.S. Dollars	574,168	New Zealand Dollars	1,000,000	Goldman Sachs	(20,746)
6/16/25	U.S. Dollars	1,278,204	Canadian Dollars	1,788,840	Northern Trust	(22,575)
6/18/25	U.S. Dollars	520,786	Euro	480,000	Morgan Stanley	(24,704)
6/16/25	U.S. Dollars	915,796	British Pounds	706,100	WI Carr	(25,395)
6/18/25	U.S. Dollars	1,522,705	British Pounds	1,180,000	Deutsche Bank	(50,181)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at April 30, 2025: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
6/18/25	U.S. Dollars	839,758	Swiss Francs	730,000	Deutsche Bank	$(50,222)
6/16/25	U.S. Dollars	2,764,508	Canadian Dollars	3,958,530	WI Carr	(113,988)
Total Unrealized Depreciation						$(692,820)
Net Unrealized Depreciation						$(212,059)

*Amount rounds to less than one.

Written Call Option Contracts outstanding at April 30, 2025: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
Paramount Global	164	USD	192,536	12.00	6/20/2025	$(6,396)
Paramount Global	20	USD	23,480	12.00	7/18/2025	(800)
United States Steel Corp.	87	USD	380,277	50.00	6/20/2025	(14,790)
Total Written Call Options Contracts (Premiums Received $28,809)						$(21,986)

Long Contracts for Difference at April 30, 2025: Over the Counter

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
ADT, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	42,947	Monthly	$344,207	$6,450
AES (The) Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	20,070	Monthly	200,637	(2,864)
Aflac, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	864	Monthly	93,698	360
Agilent Technologies, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	3,930	Monthly	422,512	18,469
Albertsons Companies, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	16,743	Monthly	367,431	32,297
Alexandria Real Estate Equities, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	3,820	Monthly	277,341	(13,146)
Alexandria Real Estate Equities, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	162	Monthly	11,748	(1,069)
Allegion PLC	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	272	Monthly	37,802	3,285
Allstate (The) Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	559	Monthly	110,805	2,414
Allstate (The) Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,936	Monthly	383,420	6,790
Ally Financial, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	3,344	Monthly	109,123	4,087
Altria Group, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	6,212	Monthly	367,118	1,728
Amazon.com, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	107	Monthly	19,717	1,186
American Electric Power Co., Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	3,195	Monthly	345,816	277
American Express Co.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	455	Monthly	121,115	6,264
American Tower Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,119	Monthly	251,629	22,614
American Water Works Company, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	284	Monthly	41,693	(321)
Analog Devices, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	110	Monthly	21,424	1,789
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at April 30, 2025: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Apache Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	5,628	Monthly	$87,312	$3,511
Aramark Services, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	2,239	Monthly	74,786	2,511
Archer-Daniels-Midland Co.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	3,086	Monthly	147,225	(2,570)
Arrow Electronics, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	327	Monthly	36,385	2,128
Assurant, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	102	Monthly	19,643	371
AT&T, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	4,474	Monthly	123,849	2,446
AutoZone, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	97	Monthly	364,658	7,828
Avantor, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	17,909	Monthly	232,423	(36,118)
Baker Hughes Co., Class A	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	624	Monthly	22,087	(510)
Baker Hughes Co., Class A	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	10,483	Monthly	370,127	1,019
Barrick Gold Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	18,110	Monthly	344,166	(23,829)
Bath & Body Works, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	9,234	Monthly	281,496	16,018
Bath & Body Works, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	11,943	Monthly	363,537	56,249
Best Buy Co., Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	6,378	Monthly	424,993	20,755
Best Buy Co., Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	5,693	Monthly	378,827	53,142
Biogen, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,378	Monthly	408,312	13,154
Bio-rad Laboratories, Class A	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	71	Monthly	17,288	1,632
Block, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	7,509	Monthly	438,692	30,728
Booking Holdings, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	91	Monthly	463,666	45,241
BorgWarner, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	13,116	Monthly	371,374	45,097
BorgWarner, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	8,988	Monthly	254,667	20,259
Boston Scientific Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,502	Monthly	257,009	19,927
Boyd Gaming Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,905	Monthly	269,543	14,820
Bristol-Myers Squibb Co.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	14,827	Monthly	742,902	(18,042)
Camden Property Trust	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	2,195	Monthly	249,173	15,340
Cardinal Health, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	2,733	Monthly	385,243	43,618
Carnival Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	11,671	Monthly	213,789	5,888
Caterpillar, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,622	Monthly	809,551	40,177
Charles River Laboratories International, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	3,730	Monthly	441,721	33,884
Chevron Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	3,009	Monthly	409,041	(4,095)
Chubb Ltd.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,322	Monthly	377,534	1,029
Church & Dwight Co., Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	247	Monthly	24,534	(26)
Cisco Systems, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	6,409	Monthly	369,091	28,196
Clorox (The) Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,915	Monthly	414,088	7,562
Colgate-Palmolive Co.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	3,565	Monthly	328,356	(13,206)
Comcast Corp., Class A	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	10,472	Monthly	357,234	13,333
Conagra Brands, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	12,952	Monthly	319,461	(11,463)
ConocoPhillips	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,065	Monthly	272,690	9,958
Consolidated Edison, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	3,192	Monthly	359,003	20,492
CRH PLC	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	4,726	Monthly	449,952	70,218
Crocs, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	4,300	Monthly	414,252	11,815
CSX Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,298	Monthly	36,343	1,700
CVS Health Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	5,174	Monthly	344,898	6,100
Darden Restaurants, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,873	Monthly	375,464	(4,099)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at April 30, 2025: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
DaVita, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	999	Monthly	$141,381	$1,028
Delta Air Lines, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	10,286	Monthly	427,841	12,903
Delta Air Lines, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	8,881	Monthly	369,077	6,466
Devon Energy Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	6,180	Monthly	187,623	11,308
Dominion Energy, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	5,053	Monthly	274,564	4,444
Dow, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	8,631	Monthly	263,814	12,702
DuPont de Nemours, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	6,537	Monthly	430,430	65,349
Eagle Materials, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,368	Monthly	309,444	17,335
Eastman Chemical Co.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,821	Monthly	139,949	2,624
Elastic N.V.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	5,176	Monthly	445,823	50,428
Emerson Electric Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,974	Monthly	207,151	9,065
EOG Resources, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	604	Monthly	66,595	(1,134)
Essex Property Trust, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	89	Monthly	24,801	470
Eversource Energy	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	6,031	Monthly	357,908	28,013
Exelon Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	8,091	Monthly	378,802	628
Expedia Group, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,340	Monthly	366,591	11,871
Extra Space Storage, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	132	Monthly	19,324	603
Federal Realty Investment Trust	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	4,677	Monthly	438,971	7,284
FedEx Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,891	Monthly	397,390	6,766
FirstEnergy Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	6,333	Monthly	271,259	776
Fiserv, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,969	Monthly	362,967	(26,322)
Flex Ltd.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	6,097	Monthly	208,923	39,427
Freeport-McMoRan, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	9,909	Monthly	356,439	25,775
Gap (The), Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	5,711	Monthly	124,959	13,652
Gartner, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	655	Monthly	275,556	13,353
Gilead Sciences, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,837	Monthly	408,080	2,585
H&R Block, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	5,915	Monthly	356,448	(6,910)
Halliburton Co.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	35,715	Monthly	706,534	(52,409)
Hartford Insurance Group (The), Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	2,324	Monthly	284,842	8,890
Hartford Insurance Group (The), Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	3,206	Monthly	392,618	17,003
Hasbro, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	279	Monthly	17,257	2,721
HCA Healthcare, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	380	Monthly	130,826	3,317
HEICO Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	571	Monthly	143,063	5,463
Hewlett Packard Enterprise Co.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	9,597	Monthly	155,300	35,241
Home Depot (The), Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	196	Monthly	70,482	4,775
Honeywell International, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,756	Monthly	368,792	46,742
Hormel Foods Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	542	Monthly	16,191	(454)
Host Hotels & Resorts, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	27,425	Monthly	386,907	7,894
Host Hotels & Resorts, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	20,223	Monthly	285,065	10,234
HP, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	2,918	Monthly	74,551	3,994
HP, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	15,460	Monthly	394,666	27,645
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at April 30, 2025: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Illumina, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	5,759	Monthly	$446,142	$16,578
International Paper Co.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	4,182	Monthly	190,863	(3,517)
Invitation Homes, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	3,148	Monthly	107,315	11,207
Jabil, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	2,955	Monthly	432,738	39,014
Johnson Controls International PLC	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	5,216	Monthly	436,900	26,975
Kimberly-Clark Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,554	Monthly	204,399	(15,446)
Kroger (The) Co.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	3,091	Monthly	223,039	(816)
Labcorp Holdings, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,148	Monthly	276,457	23,610
Lamb Weston Holdings, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	642	Monthly	33,900	21
Las Vegas Sands Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	8,136	Monthly	298,104	21,968
Lear Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	3,210	Monthly	275,029	15,500
Linde PLC	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	51	Monthly	23,109	240
Lowe's Cos., Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	3,164	Monthly	705,605	35,094
Magna International, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	554	Monthly	19,212	2,138
Manulife Financial Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	10,923	Monthly	334,183	14,593
Marathon Petroleum Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	265	Monthly	36,400	571
Marvell Technology, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	7,531	Monthly	438,651	59,623
MasTec, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	3,383	Monthly	430,366	43,858
McDonald's Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	815	Monthly	260,286	235
McDonald's Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	345	Monthly	110,006	6,565
Merck & Co., Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	5,220	Monthly	444,023	34,827
Mohawk Industries, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	2,963	Monthly	314,854	5,796
Moody's Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	567	Monthly	256,704	12,968
Motorola Solutions, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	869	Monthly	382,378	17,580
Motorola Solutions, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	835	Monthly	367,092	7,508
MSCI, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	798	Monthly	434,215	(9,927)
NetApp, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	2,846	Monthly	255,222	20,569
Netflix, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	340	Monthly	384,473	30,758
Newmont Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	6,783	Monthly	357,003	(12,942)
Newmont Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	4,050	Monthly	213,146	(4,593)
Nike, Inc., Class B	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	2,266	Monthly	127,689	(1,609)
Norfolk Southern Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	476	Monthly	106,572	1,676
Norwegian Cruise Line Holdings Ltd.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	7,939	Monthly	127,146	(4,721)
NRG Energy, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	939	Monthly	102,814	10,041
NRG Energy, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	630	Monthly	69,032	54
Omega Healthcare Investors, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	4,998	Monthly	194,835	3,762
Omnicom Group, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	4,886	Monthly	371,209	27,382
Omnicom Group, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,567	Monthly	119,131	(1,262)
Ovintiv, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	4,603	Monthly	154,433	(136)
Owens Corning	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	857	Monthly	124,339	14,127
Paccar, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	292	Monthly	26,319	459
Packaging Corp. Of America	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,987	Monthly	367,885	17,465
PayPal Holdings, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	3,991	Monthly	262,162	33,039
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at April 30, 2025: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
PepsiCo, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	954	Monthly	$128,990	$(4,857)
Principal Financial Group, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,927	Monthly	216,672	2,985
Procter & Gamble (The) Co.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	864	Monthly	140,237	(665)
Prudential Financial, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	949	Monthly	97,388	2,289
Ralph Lauren Corp., Class A	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,961	Monthly	440,425	41,832
Raymond James Financial, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	3,051	Monthly	417,129	35,421
Raytheon Technologies Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,799	Monthly	226,545	(2,476)
Regal Rexnord Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	3,434	Monthly	363,148	15,628
Reinsurance Group of America, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,317	Monthly	433,253	10,562
Rexford Industrial Reality, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,697	Monthly	56,138	744
Ross Stores, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,630	Monthly	225,519	18,672
Royal Caribbean Cruises Ltd.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,996	Monthly	428,590	30,049
Ryder System, Inc.	U.S. Fed Funds	2/9/2026	JPMorgan Chase	168	Monthly	23,129	—
S&P Global, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	426	Monthly	212,525	24,446
Schlumberger Ltd.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,274	Monthly	42,345	(1,371)
Sempra Energy	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	5,157	Monthly	382,372	20,248
Sherwin-Williams (The) Co.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	87	Monthly	30,694	1,849
Simon Property Group, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	2,439	Monthly	383,526	15,944
Smurfit WestRock PLC	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,635	Monthly	152,496	2,866
Southern Copper Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,767	Monthly	247,231	6,972
SS&C Technologies Holdings, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	245	Monthly	18,522	168
Stanley Black & Decker, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	2,312	Monthly	138,647	3,673
Starbucks Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	3,337	Monthly	266,941	(7,894)
Sun Communities, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,538	Monthly	315,256	4,401
Synchrony Financial	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	6,761	Monthly	350,622	29,406
Sysco Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	576	Monthly	41,089	(1,126)
Targa Resources Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,084	Monthly	185,092	(163)
Target Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	3,674	Monthly	354,350	26,191
Target Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	4,561	Monthly	440,309	20,332
TJX (The) Cos., Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,155	Monthly	405,271	(146)
T-Mobile U.S., Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,502	Monthly	369,994	862
Toll Brothers, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	4,272	Monthly	430,550	14,158
Toll Brothers, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,660	Monthly	368,578	24,428
Trane Technologies PLC	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,126	Monthly	430,886	43,587
Twilio, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	3,602	Monthly	348,102	39,371
Tyson Foods, Inc., Class A	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,490	Monthly	213,353	498
Uber Technologies, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	2,956	Monthly	238,927	43,810
Union Pacific Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,639	Monthly	353,154	(2,345)
United Parcel Service, Inc., Class B	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	3,658	Monthly	348,295	(5,945)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at April 30, 2025: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
United Parcel Service, Inc., Class B	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	182	Monthly	$17,342	$(328)
UnitedHealth Group, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	854	Monthly	351,085	(13,503)
Universal Health Services, Inc., Class B	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	2,226	Monthly	393,842	34,788
Vail Resorts, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,031	Monthly	421,217	(2,105)
Valero Energy Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	558	Monthly	64,702	1,949
Valero Energy Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,038	Monthly	236,304	12,816
VeriSign, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,280	Monthly	360,549	40,255
Verisk Analytics, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	416	Monthly	123,208	1,444
Verizon Communications, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	42	Monthly	1,849	35
Vistra Operations Co. LLC	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	6,275	Monthly	812,119	85,788
W.W. Grainger, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	14	Monthly	14,311	327
Walmart, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,852	Monthly	179,952	4,290
Walmart, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	489	Monthly	47,420	1,626
Walt Disney (The) Co.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	4,185	Monthly	380,308	20,022
Walt Disney (The) Co.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	4,846	Monthly	439,699	43,684
WEC Energy Group, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	3,379	Monthly	369,424	3,613
WESCO International, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	836	Monthly	136,124	10,925
Weyerhaeuser Co.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	3,517	Monthly	91,047	2,208
Workday, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	414	Monthly	101,349	9,860
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	2,342	Monthly	187,677	32,871
XPO, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	2,047	Monthly	217,054	19,682
Yum Brands, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	2,404	Monthly	361,359	12,150
Zebra Technologies Corp., Class A	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,686	Monthly	421,328	36,734
Zoetis, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,803	Monthly	437,652	19,389
Total (Notional Payable $52,883,317)				$854,262		$55,291,416	$2,408,099

Short Contracts for Difference at April 30, 2025: Over the Counter

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
3M Co.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	2,258	Monthly	$(312,194)	$(25,067)
Advanced Auto Parts, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	13,093	Monthly	(428,052)	3,231
Advanced Micro Devices, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	3,858	Monthly	(374,246)	(63,292)
AGCO Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	5,173	Monthly	(438,117)	(2,085)
Agree Realty Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	246	Monthly	(19,063)	401
Albemarle Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	3,427	Monthly	(200,498)	(12,802)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at April 30, 2025: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Albemarle Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	4,068	Monthly	$(237,680)	$(22,160)
Alcon, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	875	Monthly	(85,385)	(1,812)
Ally Financial, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	464	Monthly	(15,144)	(269)
Ally Financial, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	11,154	Monthly	(363,703)	(3,095)
Altria Group, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	1,204	Monthly	(71,056)	(3,815)
Amcor PLC	U.S. Fed Funds + (1.25)%	1/23/2026	Barclays	2,157	Monthly	(19,828)	793
American Airlines Group, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	34,136	Monthly	(339,424)	(18,410)
American Express Co.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	166	Monthly	(44,205)	(1,252)
American International Group, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	710	Monthly	(57,777)	188
AmerisourceBergen Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,459	Monthly	(426,666)	(8,998)
Amgen, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	75	Monthly	(21,787)	(907)
Amphenol Corp., Class A	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	3,196	Monthly	(245,618)	(38,193)
Anthem, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	898	Monthly	(377,377)	(3,899)
Aon PLC, Class A	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	304	Monthly	(106,803)	2,707
Apache Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	4,952	Monthly	(76,890)	1,648
Apache Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	4,521	Monthly	(70,099)	3,363
Apollo Global Management, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	2,995	Monthly	(407,993)	(67,140)
Aptiv PLC	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	2,646	Monthly	(150,868)	(12,535)
Aptiv PLC	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	1,159	Monthly	(66,017)	(3,715)
Aptiv PLC	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	1,810	Monthly	(103,129)	(11,290)
Arthur J Gallagher & Co.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	538	Monthly	(172,387)	5,557
Arthur J Gallagher & Co.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	730	Monthly	(233,550)	(6,133)
AutoNation, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	631	Monthly	(109,710)	(6,207)
Avis Budget Group, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	4,080	Monthly	(377,588)	(31,236)
Ball Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	4,787	Monthly	(248,266)	(20,405)
Baxter International, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	5,675	Monthly	(176,452)	(18,687)
BCE, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	3,968	Monthly	(88,216)	72
BCE, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,635	Monthly	(58,457)	(2,490)
Berkshire Hathaway, Inc., Class B	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	656	Monthly	(349,534)	(7,896)
Boeing (The) Co.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	1,622	Monthly	(296,301)	(41,309)
Boeing (The) Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,045	Monthly	(373,771)	(55,733)
Booz Allen Hamilton Holding Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	3,618	Monthly	(433,793)	(17,253)
Broadcom, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	2,222	Monthly	(427,039)	(25,996)
Broadcom, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,079	Monthly	(207,080)	(13,993)
Brookfield Asset Management, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	7,721	Monthly	(413,601)	(63,885)
Brown & Brown, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	259	Monthly	(28,621)	1,827
Brown & Brown, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	3,261	Monthly	(360,033)	29,754
Caesars Entertainment, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	15,184	Monthly	(409,804)	(29,142)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at April 30, 2025: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Canadian National Railway Co.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	611	Monthly	$(59,100)	$1,111
Canadian Natural Resources Ltd.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	12,596	Monthly	(360,793)	8,521
Canadian Natural Resources Ltd.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	5,524	Monthly	(158,329)	329
Capital One Financial Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	2,015	Monthly	(362,861)	(19,908)
Capital One Financial Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	907	Monthly	(163,159)	(24,977)
Cardinal Health, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	3,123	Monthly	(440,909)	(23,395)
Carlisle Companies, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	127	Monthly	(48,190)	(221)
CBRE Group, Inc., Class A	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	152	Monthly	(18,542)	(503)
CDW Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,258	Monthly	(201,676)	(11,932)
Celanese Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,976	Monthly	(87,866)	(5,743)
Celanese Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,465	Monthly	(65,059)	(9,491)
Centene Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,139	Monthly	(68,114)	488
Centene Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	5,838	Monthly	(348,813)	14,777
CenterPoint Energy, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	4,070	Monthly	(157,118)	(5,470)
Charter Communications, Inc., Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	965	Monthly	(377,581)	(46,412)
Cigna Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	722	Monthly	(244,977)	(16,227)
Cleveland Cliffs, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	51,345	Monthly	(422,666)	(50,928)
Cleveland Cliffs, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	44,335	Monthly	(364,449)	(47,010)
Coca-Cola (The) Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	5,922	Monthly	(428,949)	(3,394)
Constellation Brands, Inc., Class A	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	516	Monthly	(96,602)	(829)
Corteva, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	4,650	Monthly	(287,896)	(5,873)
Coterra Energy, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	2,371	Monthly	(58,183)	1,281
Coterra Energy, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	6,522	Monthly	(159,912)	5,225
Cummins, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	330	Monthly	(96,892)	(4,786)
CVS Health Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	1,090	Monthly	(71,967)	2,423
D.R. Horton, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	4,429	Monthly	(558,479)	(40,912)
Danaher Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	305	Monthly	(60,770)	(580)
Deere & Co.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	200	Monthly	(92,574)	(1,642)
Dell Technologies, Inc., Class C	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	3,950	Monthly	(362,099)	(29,983)
Dell Technologies, Inc., Class C	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	4,574	Monthly	(418,253)	(86,226)
Devon Energy Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	13,837	Monthly	(420,432)	11,282
Diamondback Energy, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	170	Monthly	(22,423)	789
Diamondback Energy, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	188	Monthly	(24,779)	(877)
Dick's Sporting Goods, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	2,273	Monthly	(425,785)	(31,255)
Dollar General Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	4,616	Monthly	(432,110)	14,673
Dollar Tree, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	2,920	Monthly	(238,642)	(2,251)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at April 30, 2025: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Dollar Tree, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	926	Monthly	$(75,611)	$(9,124)
Dow, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	1,766	Monthly	(53,960)	(4,563)
Dow, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	3,864	Monthly	(118,026)	(10,993)
Eastman Chemical Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	3,197	Monthly	(245,765)	2,578
Edison International	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	2,442	Monthly	(129,974)	(1,769)
Enbridge, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	2,598	Monthly	(121,172)	(2,600)
Enbridge, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	8,043	Monthly	(374,079)	(43,593)
Entergy Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	15	Monthly	(1,245)	(60)
EQT Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	8,558	Monthly	(422,770)	(7,108)
EQT Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	6,656	Monthly	(328,621)	5,089
Equity Residential	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	560	Monthly	(39,327)	(422)
Equity Residential	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	591	Monthly	(41,459)	(1,850)
Estee Lauder (The) Cos., Inc., Class A	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	1,185	Monthly	(70,908)	(4,661)
Estee Lauder (The) Cos., Inc., Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	6,061	Monthly	(362,855)	(33,076)
Fidelity National Information Services, Inc.	U.S. Fed Funds	2/9/2026	JPMorgan Chase	340	Monthly	(21,777)	(1)
FMC Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	2,385	Monthly	(99,812)	(5,986)
FMC Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	4,523	Monthly	(189,280)	(20,841)
FMC Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	3,475	Monthly	(145,461)	(15,461)
Ford Motor Co.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	47,707	Monthly	(476,532)	(57,109)
Ford Motor Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	35,162	Monthly	(351,431)	(19,151)
FTAI Aviation Ltd.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	2,120	Monthly	(226,752)	(31,627)
Gap (The), Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	5,031	Monthly	(109,968)	(11,917)
Gap (The), Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	12,727	Monthly	(278,334)	(40,340)
General Electric Co.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	80	Monthly	(16,123)	(83)
General Electric Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	621	Monthly	(124,969)	(9,668)
General Mills, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	6,165	Monthly	(349,528)	7,326
General Motors Co.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	824	Monthly	(37,229)	(17)
Genuine Parts Co.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	873	Monthly	(102,540)	(2,188)
GoDaddy, Inc., Class A	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	374	Monthly	(70,303)	(5,646)
GoDaddy, Inc., Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	315	Monthly	(59,107)	(3,982)
H&R Block, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	382	Monthly	(23,043)	(120)
HCA Healthcare, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	337	Monthly	(116,020)	(4,075)
HF Sinclair Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	6,797	Monthly	(203,978)	(23,581)
Hilton Worldwide Holdings, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	1,674	Monthly	(376,632)	(39,690)
Home Depot (The), Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	70	Monthly	(25,123)	(335)
Howmet Aerospace, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	2,853	Monthly	(394,572)	(67,561)
Humana, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	797	Monthly	(208,484)	18,664
Huntington Ingalls Industries, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,910	Monthly	(439,461)	(24,571)
Intel Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,986	Monthly	(39,887)	(1,140)
Intel Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	9,178	Monthly	(184,182)	(1,998)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at April 30, 2025: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
International Business Machines Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	528	Monthly	$(127,578)	$(383)
International Business Machines Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	256	Monthly	(61,862)	(1,373)
International Business Machines Corp.	U.S. Fed Funds + (0.05)%	8/18/2026	Goldman Sachs	1,617	Monthly	(390,375)	(1,163)
Iron Mountain, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	5,480	Monthly	(491,022)	(36,017)
Iron Mountain, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	373	Monthly	(33,374)	(1,860)
Iron Mountain, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	435	Monthly	(38,948)	(2,712)
Johnson Controls International PLC	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	2,309	Monthly	(192,968)	(28,706)
KB Home	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	3,210	Monthly	(173,075)	(6,790)
Keurig Dr Pepper, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	2,153	Monthly	(74,404)	1,915
Keysight Technologies, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	852	Monthly	(123,577)	(14,555)
Kinder Morgan, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	987	Monthly	(25,922)	333
Kinder Morgan, Inc.	U.S. Fed Funds + (0.10)%	8/18/2026	Goldman Sachs	47	Monthly	(1,232)	47
Kinross Gold Corp.	U.S. Fed Funds	2/9/2026	JPMorgan Chase	4,004	Monthly	(59,099)	(10)
KKR & Co., Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	3,812	Monthly	(435,230)	(45,338)
Kohl's Corp.	U.S. Fed Funds + (1.25)%	1/23/2026	Barclays	8,081	Monthly	(54,115)	1,720
Kohl's Corp.	U.S. Fed Funds + (1.46)%	2/9/2026	JPMorgan Chase	7,434	Monthly	(49,731)	(3,789)
Kraft Heinz Foods Co.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	11,952	Monthly	(347,510)	13,441
Kroger (The) Co.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	1,279	Monthly	(92,216)	(3,500)
Kroger (The) Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	842	Monthly	(60,708)	(3,334)
Leidos Holdings, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	450	Monthly	(66,179)	(2,612)
Leidos Holdings, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	2,293	Monthly	(337,161)	(9,473)
Lennar Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	3,198	Monthly	(347,054)	(1,926)
LKQ Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	10,879	Monthly	(414,993)	35,383
LyondellBasell Industries N.V., Class A	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	7,142	Monthly	(415,398)	(162)
LyondellBasell Industries N.V., Class A	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	326	Monthly	(18,931)	572
Macys, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	70,013	Monthly	(798,932)	(40,691)
Marriott International, Inc., Class A	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	709	Monthly	(169,026)	(12,628)
Marriott International, Inc., Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,043	Monthly	(248,462)	(16,311)
Marsh & McLennan Cos., Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,021	Monthly	(454,658)	14,941
Martin Marietta Materials, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	532	Monthly	(278,326)	(12,831)
Match Group, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	4,085	Monthly	(120,826)	(2,034)
McKesson Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,121	Monthly	(798,404)	(19,119)
Medtronic, PLC	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	20	Monthly	(1,694)	(26)
Metlife, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	3,452	Monthly	(259,099)	(22,913)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at April 30, 2025: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
MGM Resorts International	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	11,796	Monthly	$(370,812)	$(13,629)
Microchip Technology, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	2,033	Monthly	(93,614)	(11,705)
Micron Technology, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	532	Monthly	(40,885)	(3,533)
Micron Technology, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	4,881	Monthly	(375,029)	(28,283)
Molina Healthcare, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,340	Monthly	(437,844)	(7,490)
Mondelez International, Inc., Class A	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	6,022	Monthly	(409,945)	1,298
Mondelez International, Inc., Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	5,236	Monthly	(356,158)	(5,189)
Murphy Oil Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	2,662	Monthly	(54,605)	2,335
Murphy Oil Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	14,362	Monthly	(294,170)	(11,960)
Murphy Oil Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,061	Monthly	(21,748)	(400)
Murphy Oil USA, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	47	Monthly	(23,356)	686
Nasdaq, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	4,801	Monthly	(365,587)	(16,602)
Newell Brands, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	29,127	Monthly	(139,127)	1,760
NextEra Energy, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	5,373	Monthly	(358,755)	4,782
Nucor Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	814	Monthly	(96,858)	(6,928)
Nutrien Ltd.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	33	Monthly	(1,881)	(117)
NXP Semiconductors N.V.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,333	Monthly	(245,313)	(16,531)
Occidental Petroleum Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	3,850	Monthly	(151,603)	2,281
Occidental Petroleum Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	2,552	Monthly	(100,476)	152
Occidental Petroleum Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,109	Monthly	(43,638)	(1,717)
Oneok, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	3,576	Monthly	(293,127)	(10,764)
Oracle Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	2,071	Monthly	(291,241)	(24,587)
Oracle Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	1,063	Monthly	(149,002)	(15,066)
Performance Food Group, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	260	Monthly	(20,955)	(712)
Performance Food Group, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,462	Monthly	(198,282)	(11,687)
Permian Resources Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	941	Monthly	(11,033)	(1,284)
Pfizer, Inc.	U.S. Fed Funds	2/9/2026	JPMorgan Chase	830	Monthly	(20,260)	(2)
Pfizer, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	11,369	Monthly	(277,103)	(21,982)
PG&E Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	21,793	Monthly	(359,711)	20,358
Phillips 66	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,505	Monthly	(156,026)	(11,230)
Post Holdings, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	3,158	Monthly	(356,790)	13,012
Prudential Financial, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	311	Monthly	(31,901)	(1,027)
Prudential Financial, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	3,225	Monthly	(330,714)	(7,473)
PulteGroup, Inc.	U.S. Fed Funds + 0.05%	1/23/2026	Barclays	2,617	Monthly	(268,227)	(4,198)
PulteGroup, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	2,793	Monthly	(285,879)	(28,867)
Qorvo, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	4,630	Monthly	(331,610)	(57,884)
Quanta Services, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,346	Monthly	(393,724)	(33,578)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at April 30, 2025: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Quest Diagnostics, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	307	Monthly	$(54,670)	$(1,609)
Realty Income Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	2,127	Monthly	(122,968)	1,505
Realty Income Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,699	Monthly	(98,183)	(995)
Rocket Company, Inc., Class A	U.S. Fed Funds	1/23/2026	Barclays	1,969	Monthly	(25,420)	(5)
Roper Technologies, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	135	Monthly	(75,550)	(1,125)
Roper Technologies, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	624	Monthly	(348,915)	4,943
Royal Caribbean Cruises Ltd.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,780	Monthly	(381,980)	(37,782)
Royalty Pharma PLC, Class A	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	731	Monthly	(23,972)	(441)
Royalty Pharma PLC, Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	12,281	Monthly	(402,415)	(3,896)
Sealed Air Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	10,763	Monthly	(295,695)	(14,350)
Sempra Energy	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	5,907	Monthly	(437,803)	(59,562)
Sherwin-Williams (The) Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	650	Monthly	(229,042)	(10,070)
Shift4 Payments, Inc., Class A	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	926	Monthly	(75,689)	(4,387)
Shift4 Payments, Inc., Class A	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	1,802	Monthly	(147,080)	(14,507)
Sirius XM Holdings, Inc.	U.S. Fed Funds + (3.75)%	1/23/2026	Barclays	1,931	Monthly	(41,346)	(1,153)
Sirius XM Holdings, Inc.	U.S. Fed Funds + (0.46)%	2/9/2026	JPMorgan Chase	12,921	Monthly	(276,159)	(23,644)
Sirius XM Holdings, Inc.	U.S. Fed Funds + (0.32)%	8/18/2026	Goldman Sachs	11,240	Monthly	(240,156)	(10,635)
Somnigroup International, Inc.	U.S. Fed Funds + (2.75)%	1/23/2026	Barclays	6,513	Monthly	(397,371)	(1,055)
Somnigroup International, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	481	Monthly	(29,303)	(367)
Southern (The) Co.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	3,017	Monthly	(277,012)	(47)
Southern (The) Co.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	835	Monthly	(76,719)	(821)
Southwest Airlines Co.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	11,351	Monthly	(317,148)	(35,433)
Southwest Airlines Co.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	915	Monthly	(25,560)	(2,925)
Southwest Airlines Co.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	11,291	Monthly	(315,223)	(23,802)
Steel Dynamics, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	181	Monthly	(23,426)	(1,227)
Steel Dynamics, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	162	Monthly	(20,982)	(1,827)
Stellantis N.V.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	13,542	Monthly	(125,574)	3,075
Stellantis N.V.	U.S. Fed Funds + (0.58)%	2/9/2026	JPMorgan Chase	8,180	Monthly	(75,758)	(5,982)
Stellantis N.V.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,569	Monthly	(23,801)	245
Synnex Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	2,212	Monthly	(244,835)	(8,725)
Synnex Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,456	Monthly	(161,081)	(10,865)
Take-Two Interactive Software, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	1,554	Monthly	(362,037)	(28,549)
Tapestry, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,168	Monthly	(152,566)	(13,944)
TC Energy Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	2,176	Monthly	(109,463)	(9,470)
TC Energy Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	4,394	Monthly	(221,171)	(7,765)
Teck Resources Ltd., Class B	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	4,325	Monthly	(146,343)	(20,702)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at April 30, 2025: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Tenet Healthcare Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	2,580	Monthly	$(368,570)	$(72,696)
Tenet Healthcare Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	123	Monthly	(17,574)	(2,293)
Tesla, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	388	Monthly	(109,468)	1,166
Tesla, Inc.	U.S. Fed Funds + (0.05)%	8/18/2026	Goldman Sachs	451	Monthly	(126,920)	(12,316)
TopBuild Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	154	Monthly	(45,511)	(1,120)
TopBuild Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	54	Monthly	(15,946)	(440)
TransDigm, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	267	Monthly	(376,133)	(12,768)
Transocean Ltd.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	25,790	Monthly	(54,888)	303
Transocean Ltd.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	17,342	Monthly	(36,859)	3,027
Transocean Ltd.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	9,574	Monthly	(20,359)	609
Trimble, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,209	Monthly	(75,056)	(4,921)
United Airlines Holdings, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	5,571	Monthly	(383,093)	(10,003)
United Rentals North America, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	119	Monthly	(75,118)	(1,896)
UnitedHealth Group, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	225	Monthly	(92,489)	3,323
UnitedHealth Group, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	405	Monthly	(165,611)	70,743
US Foods Holding Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	4,310	Monthly	(282,672)	(9,978)
Verizon Communications, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,509	Monthly	(66,079)	1,042
VF Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	35,955	Monthly	(426,827)	(34,558)
Viatris, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	24,201	Monthly	(203,539)	(15,565)
Warner Bros. Discovery, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	10,946	Monthly	(94,831)	(7,810)
Warner Bros. Discovery, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	38,175	Monthly	(330,465)	(15,522)
Waste Management, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	335	Monthly	(78,087)	(1,050)
Welltower, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	127	Monthly	(19,364)	(663)
Welltower, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,096	Monthly	(166,977)	(6,315)
Whirlpool Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	4,539	Monthly	(345,950)	5,006
Williams (The) Cos., Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	6,406	Monthly	(374,896)	(2,067)
Williams (The) Cos., Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	1,668	Monthly	(97,474)	(6,852)
Xcel Energy, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,901	Monthly	(134,290)	1,422
Xylem, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	3,376	Monthly	(406,445)	(37,989)
Zimmer Biomet Holdings, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	376	Monthly	(38,717)	(2,080)
Total (Notional Payable $49,294,212)				$1,230,050		$(51,818,773)	$(2,524,561)

See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
Interest Rate Swap Contracts outstanding at April 30, 2025: Centrally Cleared

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day USD SOFR (Annually)	3.40% (Annually)	5/02/2030	USD	125,872	$148	$191	$(43)
Total					$148	$191	$(43)
Credit Default Swap Contracts outstanding - Buy Protection as of April 30, 2025:
Centrally Cleared
Reference Obligation	Fixed Deal Pay Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index Series 44 (Pay Quarterly)	5.00%	6/20/2030	USD	1,440,547	$(58,288)	$(37,126)	$(21,162)
Total					$(58,288)	$(37,126)	$(21,162)
Valuation Hierarchy
The following is a summary of the inputs used, as of April 30, 2025, in valuing the Fund's investments carried at fair value:
Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$1,539,021	$—	$1,539,021
Common Stocks	44,395,612	901,913	— *	45,297,525
Convertible Bonds	—	40,664,020	—	40,664,020
Convertible Preferred Stocks	4,018,057	1,118,902	—	5,136,959
Corporate Bonds	—	39,553,963	—	39,553,963
Foreign Issuer Bonds	—	4,959,717	—	4,959,717
Mortgage-Backed Securities	—	29,954,213	—	29,954,213
Preferred Stocks	2,969,112	—	—	2,969,112
Rights	—	—	278,509	278,509
Short-Term Investments	14,913,493	24,304,812	—	39,218,305
Purchased Options	77,136	—	—	77,136
Total Assets – Investments at value	$66,373,410	$142,996,561	$278,509	$209,648,480
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Schedule of Investments (continued)
Morningstar Alternatives Fund
Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Liabilities:
Common Stocks	$(19,802,371)	$—	$—	$(19,802,371)
Rights	—	—	— *	—
Total Liabilities – Investments at value	$(19,802,371)	$—	$—	$(19,802,371)
Net Investments	$46,571,039	$142,996,561	$278,509	$189,846,109

*Includes securities determined to have no value as of April 30, 2025.

Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$338,268	$—	$—	$338,268
Forward Foreign Currency Exchange Contracts	—	480,761	—	480,761
Contracts for Difference	—	3,080,101	—	3,080,101
Total Assets - Derivative Financial Instruments	$338,268	$3,560,862	$—	$3,899,130
Liabilities:
Futures Contracts	$(78,040)	$—	$—	$(78,040)
Forward Foreign Currency Exchange Contracts	—	(692,820)	—	(692,820)
Written Options	(21,986)	—	—	(21,986)
Contracts for Difference	—	(3,196,563)	—	(3,196,563)
Swap Contracts	—	(21,205)	—	(21,205)
Total Liabilities - Derivative Financial Instruments	$(100,026)	$(3,910,588)	$—	$(4,010,614)
Net Derivative Financial Instruments	$238,242	$(349,726)	$—	$(111,484)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Statements of Assets and Liabilities

	Morningstar U.S. Equity Fund	Morningstar International Equity Fund	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Municipal Bond Fund
Assets
Investments in non-affiliates, at value*	$1,618,486,466	$896,268,645	$140,251,866	$970,794,373	$304,733,410
Cash	—	—	—	201,251	—
Foreign currencies, at value	17,728	784,923	339,475	1,258,814	—
Due from broker	—	—	745,255	3,719,325	—
Receivable for:
Dividends and interest	884,784	3,164,378	754,709	3,185,323	3,947,673
Securities lending income	6,056	7,927	3,647	18,440	—
Foreign tax reclaims	179,517	1,658,077	517,257	2,515	—
Investments sold	756,434	3,612,215	1,649,455	82,831,759	—
Fund shares sold	1,292,162	696,895	69,583	645,043	372,427
Variation margin on futures contracts	—	—	19,891	64,749	—
Variation margin on centrally cleared swap contracts	—	—	1,899	—	—
Unrealized appreciation on OTC swap contracts and contracts for difference	—	—	—	17,709	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	62,056	83,703	—
Upfront premiums paid on OTC swap contracts	—	—	—	22,503	—
Prepaid expenses and other assets	43,117	21,986	9,809	29,673	12,647
Total assets	1,621,666,264	906,215,046	144,424,902	1,062,875,180	309,066,157
Liabilities
Investments sold short, at value	—	—	—	11,892,549	—
Written options, at value	—	—	1,510	56,952	—
Cash overdraft	—	412	75,408	—	—
Due to broker	—	—	58,184	1,939,363	—
Unrealized depreciation on OTC swap contracts and contracts for difference	—	—	150,705	80,155	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	47,898	388,758	—
Payable for:
Dividends on short sales	—	—	—	76,985	—
Investments purchased on a delayed-delivery basis	—	—	—	158,431,711	1,247,689
Investments purchased	2,761,633	1,812,288	748,645	1,179,720	1,855,082
Fund shares redeemed	1,102,312	533,215	188,603	939,415	324,101
Variation margin on futures contracts	—	—	15,563	92,117	—
Variation margin on centrally cleared swap contracts	—	—	—	76,751	—
Deferred capital gains tax	—	441,356	—	—	—
Collateral for securities lending	12,324,890	20,729,519	3,141,013	9,721,608	—
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Statements of Assets and Liabilities (continued)
	Morningstar U.S. Equity Fund	Morningstar International Equity Fund	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Municipal Bond Fund
Upfront premiums received from OTC swap contracts	—	—	—	36,325	—
Accrued management fees	779,708	536,063	30,024	257,907	91,130
Accrued trustee fees	20,966	10,554	2,103	11,179	4,056
Accrued expenses	382,482	270,890	138,491	292,709	111,530
Total liabilities	17,371,991	24,334,297	4,598,147	185,474,204	3,633,588
Net assets	$1,604,294,273	$881,880,749	$139,826,755	$877,400,976	$305,432,569
Analysis of net assets:
Paid in capital	$1,257,537,184	$814,889,871	$155,244,719	$1,027,482,548	$332,291,122
Distributable earnings (loss)	346,757,089	66,990,878	(15,417,964)	(150,081,572)	(26,858,553)
Net assets	$1,604,294,273	$881,880,749	$139,826,755	$877,400,976	$305,432,569
Shares outstanding:	131,775,378	82,680,006	14,671,696	98,870,069	31,310,500
Net asset value, offering price and redemption price per share:	$12.17	$10.67	$9.53	$8.87	$9.75
Investments in non-affiliates, at cost	$1,355,587,394	$830,485,653	$134,498,776	$980,667,368	$317,895,902
Foreign currencies, at cost	$17,729	$2,507,788	$396,025	$1,255,170	$—
Investments sold short proceeds	$—	$—	$—	$11,911,198	$—
Written option premiums	$—	$—	$3,920	$63,443	$—
*Market value of securities on loan	$39,414,822	$29,398,598	$12,971,584	$44,898,512	$—
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Statements of Assets and Liabilities (continued)

	Morningstar Defensive Bond Fund	Morningstar Multisector Bond Fund	Morningstar Global Opportunistic Equity Fund	Morningstar Alternatives Fund
Assets
Investments in non-affiliates, at value*	$114,042,912	$172,962,632	$309,152,783	$209,648,480
Deposits at broker for investments sold short	—	—	—	20,398,860
Cash	—	182,381	14,674	293,466
Foreign currencies, at value	—	476,803	341	347,802
Due from broker	—	109,807	—	909,886
Receivable for:
Dividends and interest	314,858	2,485,921	338,071	1,501,570
Securities lending income	205	—	7,185	—
Foreign tax reclaims	—	27,620	112,736	14,022
Investments sold	—	2,963,754	1,758,163	6,057,985
Fund shares sold	28,025	122,082	295,162	128,831
Variation margin on futures contracts	—	11,234	—	40,431
Variation margin on centrally cleared swap contracts	—	—	—	9,772
Unrealized appreciation on OTC swap contracts and contracts for difference	—	—	—	3,080,101
Unrealized appreciation on forward foreign currency exchange contracts	—	301,384	—	480,761
Prepaid expenses and other assets	9,742	14,203	14,869	12,911
Total assets	114,395,742	179,657,821	311,693,984	242,924,878
Liabilities
Investments sold short, at value	—	—	—	19,802,371
Written options, at value	—	—	—	21,986
Due to broker	—	2,225	—	461,238
Unrealized depreciation on OTC swap contracts and contracts for difference	—	—	—	3,196,563
Unrealized depreciation on forward foreign currency exchange contracts	—	217,508	—	692,820
Payable for:
Dividends on short sales	—	—	—	3,738
Investments purchased on a delayed-delivery basis	—	1,245,034	—	9,281,089
Investments purchased	1,146,065	2,425,008	859,060	24,518
Fund shares redeemed	141,224	172,613	189,206	167,283
Variation margin on futures contracts	—	4,151	—	11,955
Collateral for securities lending	331,507	—	13,015,195	—
Accrued management fees	30,156	70,021	110,518	126,347
Accrued trustee fees	1,450	2,203	3,932	2,735
Accrued expenses	84,087	128,705	122,271	188,943
Total liabilities	1,734,489	4,267,468	14,300,182	33,981,586
Net assets	$112,661,253	$175,390,353	$297,393,802	$208,943,292
Analysis of net assets:
Paid in capital	$118,705,457	$203,208,554	$269,217,579	$209,027,597
Distributable earnings (loss)	(6,044,204)	(27,818,201)	28,176,223	(84,305)
Net assets	$112,661,253	$175,390,353	$297,393,802	$208,943,292
Shares outstanding:	11,481,236	19,568,691	27,849,553	19,761,491
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Statements of Assets and Liabilities (continued)
	Morningstar Defensive Bond Fund	Morningstar Multisector Bond Fund	Morningstar Global Opportunistic Equity Fund	Morningstar Alternatives Fund
Net asset value, offering price and redemption price per share:	$9.81	$8.96	$10.68	$10.57
Investments in non-affiliates, at cost	$113,307,691	$176,346,832	$292,228,939	$207,939,707
Foreign currencies, at cost	$—	$543,068	$157,408	$341,427
Investments sold short proceeds	$—	$—	$—	$20,979,166
Written option premiums	$—	$—	$—	$28,809
*Market value of securities on loan	$1,914,879	$—	$17,792,017	$—
See accompanying Notes to Financial Statements

Morningstar Funds Trust For the Year Ended April 30, 2025

Statements of Operations

	Morningstar U.S. Equity Fund	Morningstar International Equity Fund	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Municipal Bond Fund
Investment income
Dividend income from non-affiliates (net of foreign withholding taxes)	$25,780,349	$25,609,390	$5,261,083	$11,945,565	$288,444
Interest income (net of foreign withholding taxes)	144,615	28	5,833,624	26,092,396	12,131,571
Securities lending income, net	92,797	57,331	58,217	118,942	—
Total investment income	26,017,761	25,666,749	11,152,924	38,156,903	12,420,015
Expenses
Management fees (Note 4)	11,183,213	6,979,299	629,069	3,868,157	1,424,069
Administration and custody fees	742,627	682,000	305,405	767,725	183,025
Transfer agent fees	10,060	10,061	10,073	10,054	10,022
Sub-accounting fees	1,711,966	839,900	185,928	878,791	326,280
Audit and tax fees	60,427	71,392	65,394	68,290	41,623
Legal fees	178,000	90,502	19,383	95,784	34,652
Trustees’ fees	258,009	128,045	28,485	133,970	49,937
Registration and filing fees	61,848	49,507	31,759	57,771	37,246
Printing and postage fees	123,063	102,233	47,643	92,163	24,882
Other expenses	136,776	72,014	41,485	89,292	33,424
Total expenses	14,465,989	9,024,953	1,364,624	6,061,997	2,165,160
Less waiver of management fees (Note 4)	(445,247)	(700,246)	(52,560)	(1,402,638)	(287,982)
Net expenses	14,020,742	8,324,707	1,312,064	4,659,359	1,877,178
Net investment income	11,997,019	17,342,042	9,840,860	33,497,544	10,542,837
Realized and unrealized gains (losses)
Net realized gains (losses) on:
Investments	182,663,623	32,289,021 [1]	4,959,022	(23,783,362)	(4,187,365)
Investments sold short	—	—	—	(12,707)	—
Swap contracts	—	—	(60,109)	721,537	—
Futures contracts	—	—	(346,272)	(76,888)	—
Written options contracts	—	—	55,509	594,866	—
Forward foreign currency exchange contracts	—	—	(182,308)	534,849	—
Foreign currency transactions	(14,436)	(277,934)	(61,162)	(51,084)	—
Net realized gains (losses)	182,649,187	32,011,087	4,364,680	(22,072,789)	(4,187,365)
Net change in unrealized appreciation (depreciation) on:
Investments	(50,105,710)	27,641,763 [2]	2,065,005	52,005,064	459,480
Investments sold short	—	—	—	(176,352)	—
Swap contracts	—	—	4,108	(2,644,389)	—
Futures contracts	—	—	871,134	2,736,477	—
Written options contracts	—	—	1,743	(63,365)	—
Forward foreign currency exchange contracts	—	—	42,855	(475,209)	—
See accompanying Notes to Financial Statements

Morningstar Funds Trust For the Year Ended April 30, 2025

Statements of Operations (continued)
	Morningstar U.S. Equity Fund	Morningstar International Equity Fund	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Municipal Bond Fund
Foreign currency translations	12,616	(1,371,358)	(15,857)	33,897	—
Net change in unrealized appreciation (depreciation)	(50,093,094)	26,270,405	2,968,988	51,416,123	459,480
Net realized and unrealized gains (losses)	132,556,093	58,281,492	7,333,668	29,343,334	(3,727,885)
Net increase in net assets resulting from operations	$144,553,112	$75,623,534	$17,174,528	$62,840,878	$6,814,952
Foreign withholding taxes on dividend income	$204,853	$2,474,292	$173,187	$—	$—
Foreign withholding taxes on interest income	$—	$—	$7	$9,461	$—

[1]	Net of foreign capital gains taxes (refunded)/paid of $277,694.
[2]	Net of change in deferred foreign capital gains tax expense of $(36,930).
See accompanying Notes to Financial Statements

Morningstar Funds Trust For the Year Ended April 30, 2025

Statements of Operations (continued)

	Morningstar Defensive Bond Fund	Morningstar Multisector Bond Fund	Morningstar Global Opportunistic Equity Fund	Morningstar Alternatives Fund
Investment income
Dividend income from non-affiliates (net of foreign withholding taxes)	$2,711,873	$229,174	$8,019,664	$1,547,705
Interest income (net of foreign withholding taxes)	3,277,352	11,870,178	1,424	8,454,483
Securities lending income, net	4,886	—	61,775	—
Total investment income	5,994,111	12,099,352	8,082,863	10,002,188
Expenses
Management fees (Note 4)	444,917	1,079,650	1,468,556	1,894,418
Administration and custody fees	128,781	239,210	190,694	539,073
Transfer agent fees	10,050	10,063	10,055	10,062
Sub-accounting fees	123,560	178,792	319,805	223,970
Audit and tax fees	43,252	64,076	40,610	54,682
Legal fees	13,202	18,910	32,986	26,375
Trustees’ fees	19,125	27,218	48,261	34,408
Registration and filing fees	31,486	34,180	38,530	33,847
Printing and postage fees	20,969	71,080	76,690	79,539
Dividend and interest on securities sold short	—	222	—	505,173
Other expenses	19,387	41,152	35,596	44,116
Total expenses	854,729	1,764,553	2,261,783	3,445,663
Less waiver of management fees (Note 4)	(261,507)	(366,097)	—	(355,165)
Net expenses	593,222	1,398,456	2,261,783	3,090,498
Net investment income	5,400,889	10,700,896	5,821,080	6,911,690
Realized and unrealized gains (losses)
Net realized gains (losses) on:
Investments	(794,687)	312,603	32,056,245	4,323,529
Investments sold short	—	2,619	—	(1,154,168)
Swap contracts	—	(1,311)	—	(593,839)
Futures contracts	—	171,168	—	42,121
Written options contracts	—	5,900	—	64,167
Forward foreign currency exchange contracts	—	66,783	—	(103,973)
Foreign currency transactions	—	(99,393)	37,051	35,063
Net realized gains (losses)	(794,687)	458,369	32,093,296	2,612,900
Net change in unrealized appreciation (depreciation) on:
Investments	4,325,008	4,136,896	(7,064,487)	5,445,270
Investments sold short	—	—	—	1,476,002
Swap contracts	—	—	—	433
Futures contracts	—	(145,013)	—	299,610
Written options contracts	—	(102)	—	6,823
Forward foreign currency exchange contracts	—	51,471	—	(318,390)
Foreign currency translations	—	(17,146)	(115,852)	7,997
Net change in unrealized appreciation (depreciation)	4,325,008	4,026,106	(7,180,339)	6,917,745
Net realized and unrealized gains (losses)	3,530,321	4,484,475	24,912,957	9,530,645
Net increase in net assets resulting from operations	$8,931,210	$15,185,371	$30,734,037	$16,442,335
Foreign withholding taxes on dividend income	$—	$—	$176,720	$1,327
Foreign withholding taxes on interest income	$—	$147,115	$—	$—
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Statements of Changes in Net Assets

	Morningstar U.S. Equity Fund		Morningstar International Equity Fund
	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2025	Year Ended April 30, 2024
Operations:
Net investment income	$11,997,019	$14,021,406	$17,342,042	$16,143,147
Net realized gains (losses)	182,649,187	117,865,339	32,011,087	8,128,170
Net change in unrealized appreciation (depreciation)	(50,093,094)	161,810,540	26,270,405	18,187,411
Net increase (decrease) in net assets resulting from operations	144,553,112	293,697,285	75,623,534	42,458,728
Distributions paid from:
Distributable earnings	(164,797,418)	(65,213,794)	(38,072,733)	(18,789,554)
Total distributions paid	(164,797,418)	(65,213,794)	(38,072,733)	(18,789,554)
Capital share transactions:
Proceeds from shares sold	340,518,973	216,461,411	200,695,177	134,449,493
Reinvestment of dividends	164,797,417	65,213,794	38,072,733	18,789,554
Payments for shares redeemed	(475,738,363)	(374,124,322)	(204,043,202)	(171,283,582)
Net increase (decrease) in net assets from capital share transactions	29,578,027	(92,449,117)	34,724,708	(18,044,535)
Total increase (decrease) in net assets	9,333,721	136,034,374	72,275,509	5,624,639
Net assets:
Beginning of year	1,594,960,552	1,458,926,178	809,605,240	803,980,601
End of year	$1,604,294,273	$1,594,960,552	$881,880,749	$809,605,240
Capital share transactions
Shares sold	26,272,133	18,556,563	19,204,518	13,478,010
Shares from reinvested dividends	12,742,135	5,518,258	3,835,448	1,851,188
Shares redeemed	(35,735,546)	(31,874,328)	(19,473,016)	(17,119,739)
Net increase (decrease)	3,278,722	(7,799,507)	3,566,950	(1,790,541)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Statements of Changes in Net Assets (continued)

	Morningstar Global Income Fund		Morningstar Total Return Bond Fund
	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2025	Year Ended April 30, 2024
Operations:
Net investment income	$9,840,860	$12,204,904	$33,497,544	$30,425,048
Net realized gains (losses)	4,364,680	(3,055,382)	(22,072,789)	(33,598,211)
Net change in unrealized appreciation (depreciation)	2,968,988	4,870,114	51,416,123	(12,269,372)
Net increase (decrease) in net assets resulting from operations	17,174,528	14,019,636	62,840,878	(15,442,535)
Distributions paid from:
Distributable earnings	(10,328,373)	(12,554,075)	(33,641,928)	(30,053,731)
Total distributions paid	(10,328,373)	(12,554,075)	(33,641,928)	(30,053,731)
Capital share transactions:
Proceeds from shares sold	22,834,752	24,667,901	235,829,917	187,768,363
Reinvestment of dividends	10,328,371	12,554,075	33,641,926	30,053,730
Payments for shares redeemed	(91,694,020)	(61,905,061)	(242,893,623)	(163,316,868)
Net increase (decrease) in net assets from capital share transactions	(58,530,897)	(24,683,085)	26,578,220	54,505,225
Total increase (decrease) in net assets	(51,684,742)	(23,217,524)	55,777,170	9,008,959
Net assets:
Beginning of year	191,511,497	214,729,021	821,623,806	812,614,847
End of year	$139,826,755	$191,511,497	$877,400,976	$821,623,806
Capital share transactions
Shares sold	2,418,996	2,717,442	26,659,894	21,483,243
Shares from reinvested dividends	1,101,181	1,387,125	3,801,338	3,441,355
Shares redeemed	(9,650,417)	(6,802,043)	(27,481,894)	(18,694,342)
Net increase (decrease)	(6,130,240)	(2,697,476)	2,979,338	6,230,256
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Statements of Changes in Net Assets (continued)

	Morningstar Municipal Bond Fund		Morningstar Defensive Bond Fund
	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2025	Year Ended April 30, 2024
Operations:
Net investment income	$10,542,837	$9,782,171	$5,400,889	$5,811,829
Net realized gains (losses)	(4,187,365)	(4,829,215)	(794,687)	(4,027,361)
Net change in unrealized appreciation (depreciation)	459,480	4,553,081	4,325,008	4,249,949
Net increase (decrease) in net assets resulting from operations	6,814,952	9,506,037	8,931,210	6,034,417
Distributions paid from:
Distributable earnings	(10,540,973)	(9,752,404)	(5,098,645)	(5,698,959)
Total distributions paid	(10,540,973)	(9,752,404)	(5,098,645)	(5,698,959)
Capital share transactions:
Proceeds from shares sold	49,258,785	60,991,828	25,913,246	27,358,791
Reinvestment of dividends	10,540,973	9,752,404	5,098,645	5,698,960
Payments for shares redeemed	(79,101,619)	(72,775,554)	(52,346,861)	(37,957,515)
Net increase (decrease) in net assets from capital share transactions	(19,301,861)	(2,031,322)	(21,334,970)	(4,899,764)
Total increase (decrease) in net assets	(23,027,882)	(2,277,689)	(17,502,405)	(4,564,306)
Net assets:
Beginning of year	328,460,451	330,738,140	130,163,658	134,727,964
End of year	$305,432,569	$328,460,451	$112,661,253	$130,163,658
Capital share transactions
Shares sold	4,946,312	6,195,536	2,665,649	2,869,404
Shares from reinvested dividends	1,059,100	993,143	524,755	599,661
Shares redeemed	(7,979,198)	(7,419,312)	(5,381,983)	(3,992,949)
Net increase (decrease)	(1,973,786)	(230,633)	(2,191,579)	(523,884)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Statements of Changes in Net Assets (continued)

	Morningstar Multisector Bond Fund		Morningstar Global Opportunistic Equity Fund
	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2025	Year Ended April 30, 2024
Operations:
Net investment income	$10,700,896	$10,438,052	$5,821,080	$6,035,932
Net realized gains (losses)	458,369	(4,117,906)	32,093,296	5,393,627
Net change in unrealized appreciation (depreciation)	4,026,106	2,101,901	(7,180,339)	18,119,483
Net increase (decrease) in net assets resulting from operations	15,185,371	8,422,047	30,734,037	29,549,042
Distributions paid from:
Distributable earnings	(9,385,089)	(10,383,761)	(27,379,291)	(7,668,617)
Total distributions paid	(9,385,089)	(10,383,761)	(27,379,291)	(7,668,617)
Capital share transactions:
Proceeds from shares sold	37,946,577	30,637,969	70,641,584	91,220,358
Reinvestment of dividends	9,385,088	10,383,761	27,379,291	7,668,617
Payments for shares redeemed	(51,096,407)	(41,956,846)	(101,390,028)	(56,315,808)
Net increase (decrease) in net assets from capital share transactions	(3,764,742)	(935,116)	(3,369,153)	42,573,167
Total increase (decrease) in net assets	2,035,540	(2,896,830)	(14,407)	64,453,592
Net assets:
Beginning of year	173,354,813	176,251,643	297,408,209	232,954,617
End of year	$175,390,353	$173,354,813	$297,393,802	$297,408,209
Capital share transactions
Shares sold	4,242,967	3,519,886	6,420,874	9,005,767
Shares from reinvested dividends	1,049,207	1,192,603	2,574,149	738,527
Shares redeemed	(5,706,114)	(4,823,673)	(9,196,179)	(5,529,823)
Net increase (decrease)	(413,940)	(111,184)	(201,156)	4,214,471
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Statements of Changes in Net Assets (continued)

	Morningstar Alternatives Fund
	Year Ended April 30, 2025	Year Ended April 30, 2024
Operations:
Net investment income	$6,911,690	$8,364,530
Net realized gains (losses)	2,612,900	1,453,263
Net change in unrealized appreciation (depreciation)	6,917,745	8,144,339
Net increase (decrease) in net assets resulting from operations	16,442,335	17,962,132
Distributions paid from:
Distributable earnings	(6,519,588)	(8,664,487)
Total distributions paid	(6,519,588)	(8,664,487)
Capital share transactions:
Proceeds from shares sold	45,629,201	39,504,294
Reinvestment of dividends	6,519,588	8,664,488
Payments for shares redeemed	(79,111,430)	(106,213,027)
Net increase (decrease) in net assets from capital share transactions	(26,962,641)	(58,044,245)
Total increase (decrease) in net assets	(17,039,894)	(48,746,600)
Net assets:
Beginning of year	225,983,186	274,729,786
End of year	$208,943,292	$225,983,186
Capital share transactions
Shares sold	4,357,482	3,958,165
Shares from reinvested dividends	632,356	867,316
Shares redeemed	(7,543,835)	(10,601,239)
Net increase (decrease)	(2,553,997)	(5,775,758)
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Financial Highlights

Morningstar U.S. Equity Fund
	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30
Selected per share data	2025	2024	2023	2022	2021
Net asset value, beginning of year	$12.41	$10.70	$11.43	$13.74	$9.27
Income (loss) from investment operations:
Net investment income[1]	0.10	0.11	0.11	0.12	0.14
Net realized and unrealized gains (losses)	1.04	2.10	0.13	(0.36)	4.59
Total income (loss) from investment operations	1.14	2.21	0.24	(0.24)	4.73
Less distributions paid:
From net investment income	(0.12)	(0.11)	(0.07)	(0.13)	(0.14)
From realized gains	(1.26)	(0.39)	(0.90)	(1.94)	(0.12)
Total distributions paid	(1.38)	(0.50)	(0.97)	(2.07)	(0.26)
Net asset value, end of year	$12.17	$12.41	$10.70	$11.43	$13.74
Total return[2]	8.58%	20.92%	2.79%	(3.11% )	51.43%
Supplemental data and ratios:
Net assets, end of year (millions)	$1,604	$1,595	$1,459	$1,490	$1,703
Ratio to average net assets of:[3]
Total expenses before waivers/reimbursements	0.87%	0.87%	0.87%	0.86%	0.87%
Total expenses after waivers/reimbursements	0.84%	0.84%	0.84%	0.83%	0.81%
Net investment income, net of waivers/reimbursements	0.72%	0.91%	0.99%	0.89%	1.19%
Net investment income, before waivers/reimbursements	0.69%	0.88%	0.96%	0.86%	1.13%
Portfolio turnover rate	33%	46%	53%	61%	68%

[1]	Calculated using the average shares outstanding method.
[2]
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

[3]	Ratios do not include impact of the net investment income nor expenses of the underlying funds in which the fund invests.
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Financial Highlights (continued)

Morningstar International Equity Fund
	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30
Selected per share data	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.23	$9.94	$9.57	$12.72	$8.76
Income (loss) from investment operations:
Net investment income[1]	0.22	0.21	0.22	0.23	0.12
Net realized and unrealized gains (losses)	0.69	0.32	0.47	(1.66)	4.17
Total income (loss) from investment operations	0.91	0.53	0.69	(1.43)	4.29
Less distributions paid:
From net investment income	(0.29)	(0.24)	(0.10)	(0.18)	(0.14)
From realized gains	(0.18)	—	(0.22)	(1.54)	(0.19)
Total distributions paid	(0.47)	(0.24)	(0.32)	(1.72)	(0.33)
Net asset value, end of year	$10.67	$10.23	$9.94	$9.57	$12.72
Total return[2]	9.31%	5.38%	7.61%	(12.77% )	49.22%
Supplemental data and ratios:
Net assets, end of year (millions)	$882	$810	$804	$912	$1,074
Ratio to average net assets of:[3]
Total expenses before waivers/reimbursements	1.07%	1.08%	1.08%	1.06%	1.08%
Total expenses after waivers/reimbursements	0.99%	0.99%	0.99%	0.98%	0.89%
Net investment income, net of waivers/reimbursements	2.06%	2.06%	2.33%	1.89%	1.09%
Net investment income, before waivers/reimbursements	1.98%	1.97%	2.24%	1.81%	0.90%
Portfolio turnover rate	41%	31%	21%	67%	41%

[1]	Calculated using the average shares outstanding method.
[2]
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

[3]	Ratios do not include impact of the net investment income nor expenses of the underlying funds in which the fund invests.
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Financial Highlights (continued)

Morningstar Global Income Fund
	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30
Selected per share data	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.21	$9.14	$9.82	$11.62	$9.54
Income (loss) from investment operations:
Net investment income[1]	0.52	0.55	0.53	0.42	0.35
Net realized and unrealized gains (losses)	0.34	0.08	(0.38)	(1.03)	2.09
Total income (loss) from investment operations	0.86	0.63	0.15	(0.61)	2.44
Less distributions paid:
From net investment income	(0.54)	(0.56)	(0.49)	(0.45)	(0.35)
From realized gains	—	—	(0.34)	(0.74)	(0.01)
Total distributions paid	(0.54)	(0.56)	(0.83)	(1.19)	(0.36)
Net asset value, end of year	$9.53	$9.21	$9.14	$9.82	$11.62
Total return[2]	9.58%	7.19%	1.88%	(6.00% )	26.01%
Supplemental data and ratios:
Net assets, end of year (millions)	$140	$192	$215	$247	$272
Ratio to average net assets of:[3]
Total expenses before waivers/reimbursements	0.76%	0.74%	0.73%	0.62%	0.62%
Total expenses after waivers/reimbursements	0.73%	0.72%	0.73%	0.62%	0.61%
Net investment income, net of waivers/reimbursements	5.47%	6.01%	5.73%	3.76%	3.28%
Net investment income, before waivers/reimbursements	5.44%	5.99%	5.73%	3.76%	3.27%
Portfolio turnover rate	75%	58%	63%	138%	59%

[1]	Calculated using the average shares outstanding method.
[2]
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

[3]	Ratios do not include impact of the net investment income nor expenses of the underlying funds in which the fund invests.
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Financial Highlights (continued)

Morningstar Total Return Bond Fund
	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30
Selected per share data	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.57	$9.06	$9.42	$10.69	$10.88
Income (loss) from investment operations:
Net investment income[1]	0.34	0.33	0.26	0.61	0.16
Net realized and unrealized gains (losses)	0.30	(0.50)	(0.36)	(1.65)	0.17
Total income (loss) from investment operations	0.64	(0.17)	(0.10)	(1.04)	0.33
Less distributions paid:
From net investment income	(0.34)	(0.32)	(0.26)	(0.17)	(0.21)
From realized gains	—	—	—	(0.06)	(0.31)
Total distributions paid	(0.34)	(0.32)	(0.26)	(0.23)	(0.52)
Net asset value, end of year	$8.87	$8.57	$9.06	$9.42	$10.69
Total return[2]	7.53%	(1.83% )	(1.03% )	(9.97% )	2.95%
Supplemental data and ratios:
Net assets, end of year (millions)	$877	$822	$813	$829	$833
Ratio to average net assets of:[3]
Total expenses before waivers/reimbursements[4]	0.69%	0.73%	0.73%	0.71%	0.74%
Total expenses after waivers/reimbursements[4]	0.53%	0.53%	0.53%	0.53%	0.53%
Total expenses after waivers/reimbursements and excluding dividend and interest expense	0.53%	0.53%	0.53%	0.52%	0.53%
Net investment income, net of waivers/reimbursements	3.80%	3.77%	2.89%	1.39%	1.41%
Net investment income, before waivers/reimbursements	3.64%	3.57%	2.69%	1.21%	1.20%
Portfolio turnover rate	361%	370%	302%	346%	438%

[1]	Calculated using the average shares outstanding method.
[2]
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

[3]	Ratios do not include impact of the net investment income nor expenses of the underlying funds in which the fund invests.
[4]
Expenses include dividend and interest expense of less than 0.01% for April 30, 2025, less than 0.01% for  April 30, 2024, less than 0.01% for April
30, 2023, 0.01% for April 30, 2022, and less than 0.01% for April 30, 2021, respectively.

See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Financial Highlights (continued)

Morningstar Municipal Bond Fund
	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30
Selected per share data	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.87	$9.87	$9.94	$10.75	$10.14
Income (loss) from investment operations:
Net investment income[1]	0.32	0.29	0.23	0.18	0.21
Net realized and unrealized gains (losses)	(0.11)	— [2]	(0.07)	(0.81)	0.61
Total income (loss) from investment operations	0.21	0.29	0.16	(0.63)	0.82
Less distributions paid:
From net investment income	(0.33)	(0.29)	(0.23)	(0.18)	(0.21)
From realized gains	—	—	—	— [2]	—
Total distributions paid	(0.33)	(0.29)	(0.23)	(0.18)	(0.21)
Net asset value, end of year	$9.75	$9.87	$9.87	$9.94	$10.75
Total return[3]	2.06%	3.01%	1.67%	(5.93% )	8.14%
Supplemental data and ratios:
Net assets, end of year (millions)	$305	$328	$331	$382	$417
Ratio to average net assets of:[4]
Total expenses before waivers/reimbursements	0.67%	0.67%	0.67%	0.65%	0.66%
Total expenses after waivers/reimbursements	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income, net of waivers/reimbursements	3.25%	2.98%	2.34%	1.65%	1.98%
Net investment income, before waivers/reimbursements	3.16%	2.89%	2.25%	1.58%	1.90%
Portfolio turnover rate	28%	57%	22%	41%	53%

[1]	Calculated using the average shares outstanding method.
[2]	Rounds to less than 0.01.
[3]
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

[4]	Ratios do not include impact of the net investment income nor expenses of the underlying funds in which the fund invests.
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Financial Highlights (continued)

Morningstar Defensive Bond Fund
	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30
Selected per share data	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.52	$9.49	$9.69	$10.24	$10.17
Income (loss) from investment operations:
Net investment income[1]	0.42	0.42	0.29	0.20	0.20
Net realized and unrealized gains (losses)	0.27	0.02	(0.23)	(0.46)	0.16
Total income (loss) from investment operations	0.69	0.44	0.06	(0.26)	0.36
Less distributions paid:
From net investment income	(0.40)	(0.41)	(0.26)	(0.19)	(0.19)
From realized gains	—	—	—	(0.08)	(0.10)
From return of capital	—	—	—	(0.02)	—
Total distributions paid	(0.40)	(0.41)	(0.26)	(0.29)	(0.29)
Net asset value, end of year	$9.81	$9.52	$9.49	$9.69	$10.24
Total return[2]	7.41%	4.72%	0.63%	(2.61% )	3.56%
Supplemental data and ratios:
Net assets, end of year (millions)	$113	$130	$135	$144	$201
Ratio to average net assets of:[3]
Total expenses before waivers/reimbursements	0.69%	0.71%	0.73%	0.64%	0.64%
Total expenses after waivers/reimbursements	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income, net of waivers/reimbursements	4.36%	4.37%	3.03%	1.96%	1.92%
Net investment income, before waivers/reimbursements	4.15%	4.14%	2.78%	1.80%	1.76%
Portfolio turnover rate	31%	65%	16%	45%	53%

[1]	Calculated using the average shares outstanding method.
[2]
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

[3]	Ratios do not include impact of the net investment income nor expenses of the underlying funds in which the fund invests.
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Financial Highlights (continued)

Morningstar Multisector Bond Fund
	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30
Selected per share data	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.68	$8.77	$9.00	$10.52	$9.39
Income (loss) from investment operations:
Net investment income[1]	0.54	0.52	0.45	0.43	0.44
Net realized and unrealized gains (losses)	0.21	(0.09)	(0.44)	(1.54)	0.94
Total income (loss) from investment operations	0.75	0.43	0.01	(1.11)	1.38
Less distributions paid:
From net investment income	(0.47)	(0.52)	(0.24)	(0.30)	(0.25)
From realized gains	—	—	—	(0.11)	—
Total distributions paid	(0.47)	(0.52)	(0.24)	(0.41)	(0.25)
Net asset value, end of year	$8.96	$8.68	$8.77	$9.00	$10.52
Total return[2]	8.84%	5.04%	0.23%	(10.95% )	14.79%
Supplemental data and ratios:
Net assets, end of year (millions)	$175	$173	$176	$172	$237
Ratio to average net assets of:[3]
Total expenses before waivers/reimbursements	1.00%	1.03%	1.04%	0.92%	0.91%
Total expenses after waivers/reimbursements	0.79%	0.79%	0.80%	0.79%	0.79%
Net investment income, net of waivers/reimbursements	6.03%	5.98%	5.14%	4.25%	4.31%
Net investment income, before waivers/reimbursements	5.82%	5.74%	4.90%	4.12%	4.19%
Portfolio turnover rate	177%	157%	131%	97%	127%

[1]	Calculated using the average shares outstanding method.
[2]
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

[3]	Ratios do not include impact of the net investment income nor expenses of the underlying funds in which the fund invests.
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Financial Highlights (continued)

Morningstar Global Opportunistic Equity Fund
	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30
Selected per share data	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.60	$9.77	$9.57	$12.08	$9.28
Income (loss) from investment operations:
Net investment income[1]	0.21	0.22	0.20	0.21	0.14
Net realized and unrealized gains (losses)	0.85	0.88	0.27	(0.43)	2.99
Total income (loss) from investment operations	1.06	1.10	0.47	(0.22)	3.13
Less distributions paid:
From net investment income	(0.24)	(0.24)	(0.12)	(0.26)	(0.23)
From realized gains	(0.74)	(0.03)	(0.15)	(2.03)	(0.10)
Total distributions paid	(0.98)	(0.27)	(0.27)	(2.29)	(0.33)
Net asset value, end of year	$10.68	$10.60	$9.77	$9.57	$12.08
Total return[2]	10.22%	11.41%	5.15%	(2.77% )	34.01%
Supplemental data and ratios:
Net assets, end of year (millions)	$297	$297	$233	$200	$211
Ratio to average net assets of:[3]
Total expenses before waivers/reimbursements	0.72%	0.74%	0.80%	0.78%	0.78%
Total expenses after waivers/reimbursements	0.72%	0.74%	0.80%	0.78%	0.74%
Net investment income, net of waivers/reimbursements	1.86%	2.20%	2.15%	1.81%	1.28%
Net investment income, before waivers/reimbursements	1.86%	2.20%	2.15%	1.81%	1.24%
Portfolio turnover rate	58%	60%	47%	96%	52%

[1]	Calculated using the average shares outstanding method.
[2]
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

[3]	Ratios do not include impact of the net investment income nor expenses of the underlying funds in which the fund invests.
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Financial Highlights (continued)

Morningstar Alternatives Fund
	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30
Selected per share data	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.13	$9.78	$10.12	$10.71	$10.12
Income (loss) from investment operations:
Net investment income[1]	0.32	0.33	0.19	0.07	0.12
Net realized and unrealized gains (losses)	0.44	0.41	(0.15)	(0.14)	0.77
Total income (loss) from investment operations	0.76	0.74	0.04	(0.07)	0.89
Less distributions paid:
From net investment income	(0.32)	(0.39)	(0.20)	(0.14)	(0.13)
From realized gains	—	—	(0.18)	(0.38)	(0.17)
Total distributions paid	(0.32)	(0.39)	(0.38)	(0.52)	(0.30)
Net asset value, end of year	$10.57	$10.13	$9.78	$10.12	$10.71
Total return[2]	7.55%	7.58%	0.42%	(0.78% )	8.92%
Supplemental data and ratios:
Net assets, end of year (millions)	$209	$226	$275	$368	$328
Ratio to average net assets of:[3]
Total expenses before waivers/reimbursements[4]	1.54%	1.57%	1.44%	1.45%	1.68%
Total expenses after waivers/reimbursements[4]	1.38%	1.41%	1.31%	1.31%	1.26%
Total expenses after waivers/reimbursements and excluding dividend and interest expense	1.16%	1.17%	1.16%	1.15%	1.12%
Net investment income, net of waivers/reimbursements	3.10%	3.33%	1.91%	0.63%	1.14%
Net investment income, before waivers/reimbursements	2.94%	3.17%	1.78%	0.49%	0.72%
Portfolio turnover rate	213%	198%	358%	433%	372%

[1]	Calculated using the average shares outstanding method.
[2]
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

[3]	Ratios do not include impact of the net investment income nor expenses of the underlying funds in which the fund invests.
[4]	Expenses include dividend and interest expense of 0.22%, 0.24%, 0.16%, 0.16%, and 0.14% for April 30, 2025, April 30, 2024, April 30, 2023, April 30, 2022, and April 30, 2021, respectively.
See accompanying Notes to Financial Statements

Morningstar Funds Trust April 30, 2025

Notes to Financial Statements
1. Organization
Morningstar Funds Trust (the "Trust") was organized as a Delaware statutory trust on March 1, 2017.  The Trust is registered with the Securities and Exchange Commission (the “SEC”) as an open end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust has authorized capital of unlimited shares of beneficial interest at no par value, which may be issued in one or more series of the Trust.
The Trust is currently authorized to offer shares in nine separate series which commenced operations on November 2, 2018 (each a "Fund" and collectively, the "Funds"):
Morningstar U.S. Equity Fund	Morningstar Defensive Bond Fund
Morningstar International Equity Fund	Morningstar Multisector Bond Fund
Morningstar Global Income Fund	Morningstar Global Opportunistic Equity Fund
Morningstar Total Return Bond Fund	Morningstar Alternatives Fund
Morningstar Municipal Bond Fund
Each Fund represents a distinct portfolio with its own investment objectives and is treated as a separate legal entity. Each Fund is classified and operates as a diversified fund under the 1940 Act. Each Fund's shares are classified as Institutional shares. Morningstar Investment Management LLC (“MIM” or “Adviser”) serves as the investment adviser of each Fund.
The investment objective of each Fund is as follows:
Morningstar Funds	Investment Objective
U.S. Equity Fund	Long-term capital appreciation
International Equity Fund	Long-term capital appreciation
Global Income Fund	Current income and long-term capital appreciation
Total Return Bond Fund	Maximize total return while also generating income and preserving capital
Municipal Bond Fund	Income exempt from federal income taxes as well as capital preservation
Defensive Bond Fund	Capital preservation
Multisector Bond Fund	Total return through a combination of current income and capital appreciation
Global Opportunistic Equity Fund	Long-term capital appreciation over a full market cycle
Alternatives Fund	Long-term capital appreciation and low sensitivity to traditional U.S. asset classes
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP").
The Trust follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

Morningstar Funds Trust April 30, 2025

Notes to Financial Statements (continued)
Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.
Valuation of Investments: All securities and other investments are valued at their estimated fair value, as described in Note 3.
Cash and Foreign Currencies: Cash comprises U.S. Dollar and foreign currency deposits held at a bank(s) or custodian bank(s) which may exceed insured limits. In the event of the financial institution’s insolvency, recovery of the Fund’s cash may be limited to the insurance afforded by Federal Deposit Insurance Corporation ("FDIC") or Securities Investor Protection Corporation ("SIPC").
Due to/from Brokers: Due to/from brokers represents cash balances and securities on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. Cash held with brokers is not available for withdrawal upon demand, and is considered restricted as it is not available for use until it is returned to the Fund upon exiting the position to which the collateral relates. The Funds are subject to credit risk should the prime brokers or counterparties be unable to meet their obligations to the Funds.
	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Multisector Bond Fund	Morningstar Alternatives Fund
Assets
Cash collateral for derivatives	$270,043	$3,463,785	$—	$571,467
Deposits with broker for futures contracts	475,212	255,540	109,807	338,419
Due from broker	$745,255	$3,719,325	$109,807	$909,886
Liabilities
Cash collateral for derivatives	$58,184	$1,686,409	$—	$456,238
Deposits with broker for futures contracts	—	252,954	2,225	5,000
Due to broker	$58,184	$1,939,363	$2,225	$461,238
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.
The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the year. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments and derivatives and net change in unrealized appreciation (depreciation) on investments and derivatives on the Statements of Operations.

Morningstar Funds Trust April 30, 2025

Notes to Financial Statements (continued)
Realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. Dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at year end.
Under sanctions imposed by the United States (“U.S.”) and the European Union (“E.U.”) against Russia and certain Russian issuers pertaining to Russia’s invasion of Ukraine, payments (such as dividend payments or interest payments) made by sanctioned issuers to entities domiciled in the U.S., such as the Funds, or E.U. are restricted from withdrawal or use and there is no assurance these sanctioned payments will be ultimately collected and/or converted into U.S. dollars by the Funds.  As of April 30, 2025, the Funds’ custodian held 152,486,785, 4,766,952, 4,447,372 and 13,249,035 of Russian rubles in restricted foreign cash accounts on behalf of the International Equity Fund, the Global Income Fund, the Multisector Bond Fund and the Global Opportunistic Equity Fund, respectively. The Russian rubles have been valued at zero in accordance with the Funds' valuation procedures and U.S. GAAP. The value of the Russian rubles currently held may differ materially from the reported amounts, given the uncertainty of the aforementioned sanctions.
Investment Transactions and Investment Income: Investment transactions are accounted for as of trade date. Realized gains and losses on investment transactions are recorded on a specifically identified cost basis. Interest income is recorded on an accrual basis and includes the accretion of discounts and amortization of premiums using the effective yield method. In the case of a defaulted debt obligation, the accrual of interest income is halted when management becomes aware that the interest income is not collectible, and already accrued interest income may be written off. Dividend income (expense) net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the ex-date dividend notification. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates. Other non-cash dividends are recognized as investment income at the fair value of the assets received.
Expenses:  Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund generally are allocated among all Funds in the Trust in proportion to each Fund’s relative average net assets.
Federal Income Taxes: Each Fund’s policy is to comply with all sections of Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), necessary to qualify for federal income tax purposes as a regulated investment company and to distribute substantially all of its taxable income and capital gains to shareholders as required. No provision for federal income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.
The Funds may be subject to taxes imposed by countries on securities sold or held in certain foreign jurisdictions. Such taxes are generally based on income and/or capital gains earned or repatriated. The Funds accrue such taxes when the related income is earned. Gains realized by the Funds on the sale of securities in certain countries are subject to non-U.S. taxes. The Funds record a liability based on unrealized gains to provide

Morningstar Funds Trust April 30, 2025

Notes to Financial Statements (continued)
for potential non-U.S. taxes payable upon the sale of these securities. As of April 30, 2025, the International Equity Fund had non-U.S. taxes accrued in the amount of $441,356, which is included as payable for deferred capital gains tax in the Statements of Assets and Liabilities and net against the change in unrealized appreciation (depreciation) on investments on the Statements of Operations.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will materially change in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. The returns of the Funds for the prior three fiscal years as well as current year are open for examination. As of April 30, 2025, the Funds had no examinations in progress.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid as follows:
Morningstar Funds	Frequency
U.S. Equity Fund	Annually
International Equity Fund	Annually
Global Income Fund	Monthly
Total Return Bond Fund	Monthly
Municipal Bond Fund	Monthly
Defensive Bond Fund	Monthly
Multisector Bond Fund	Monthly
Global Opportunistic Equity Fund	Annually
Alternatives Fund	Annually
Distributions of net realized capital gains, if any, are declared and paid at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from U.S. GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal year may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under U.S. GAAP.
Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.  In addition, in the normal course of business the Trust enters into contracts that provide general indemnifications to other parties.

Morningstar Funds Trust April 30, 2025

Notes to Financial Statements (continued)
The Funds do not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The NAV of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each Fund is computed by dividing the total current value of the assets of such Fund, less liabilities, by the total number of shares of the Fund outstanding at the time the computation is made. In general, investments for which market quotations are readily available are valued at current market value, while investments whose market quotations are not readily available (as defined by Rule 2a-5 of the Investment Company Act of 1940, as amended) are fair valued.
As permitted under Rule 2a-5, the Trust’s Board of Trustees (the “Board”) designated Morningstar Investment Management LLC to serve as the valuation designee. MIM, as valuation designee, carries out its day-to-day fair value responsibilities required under Rule 2a-5 through its Pricing Committee (the “Pricing Committee”) in accordance with procedures approved by the Board.
Fair Valuation Hierarchy: Fair value is defined as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a framework and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:
Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities (e.g. equity securities and open end investment companies).
Level 2 – prices determined using other significant observable inputs including, but not limited to, quoted prices for similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
Level 3 – prices determined using significant unobservable inputs (including the Pricing Committee’s own assumptions in determining the fair value of investments).
Valuation levels are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.
A valuation hierarchy including information regarding Level 3 securities, where applicable, is shown at the end of each Fund’s Schedule of Investments. The value of Level 3 securities compared to the Funds’ net assets is not material and therefore, the reconciliation of Level 3 securities and related valuation techniques are not disclosed.

Morningstar Funds Trust April 30, 2025

Notes to Financial Statements (continued)
The Pricing Committee determined that based on their analysis of the market and access to market participants, the Russian equity securities held by the Funds had little or no value as of April 30, 2025.
Valuation Techniques: The following inputs and techniques may be used by the Funds to value their portfolio holdings and to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with U.S. GAAP.
Equity securities, including securities sold short, rights, warrants, exchange traded funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades. An equity for which no sales are reported, as in the case of a security that is traded in the OTC market or a less liquid listed equity, is generally valued at its last bid price (in the case of short sales, at the ask price). Shares of open end investment companies, other than exchange-traded funds, are valued at their NAV.
Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on a methodology approved by the Pricing Committee and are typically classified within Level 2 of the fair value hierarchy. This includes certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in 60 days or less are generally valued at amortized cost (unless conditions indicate otherwise), which approximates fair value.
The Pricing Committee uses independently provided quantitative models that may adjust the closing prices of certain foreign equity and fixed income securities based on information that becomes available after the foreign market closes, through the application of an adjustment factor to such securities’ closing price. Adjustment factors may be greater than, less than, or equal to 1. Thus, use of these quantitative models could cause a Fund to value a security higher, lower or equal to its closing market price, which in turn could cause the Fund’s NAV per share to differ from that which would have been calculated using closing market prices. The use of these quantitative models is also intended to decrease the opportunities for persons to engage in ‘‘time zone arbitrage,’’ i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Funds. Securities subjected to an adjustment factor due to the use of these quantitative models are not specifically designated as such on the Funds’ Schedule of Investments. Securities with a fair value factor applied are classified as Level 2.
Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last reported settlement price on the date of determination on the exchange that constitutes the principal market or, if the settlement price is not available, generally at the last traded price. For listed options contracts, if the last traded price falls outside the bid/ask spread, then the calculated mean based

Morningstar Funds Trust April 30, 2025

Notes to Financial Statements (continued)
on bid/ask prices obtained from the primary exchange will be used. Centrally cleared swap contracts are typically classified within Level 2 of the fair value hierarchy. Centrally cleared swap contracts listed or traded on a multilateral trade facility platform are valued on a daily basis using quotations provided by an independent pricing service.
Forward foreign currency exchange contracts are typically classified within Level 2 of the fair value hierarchy. The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.
OTC derivatives are typically classified within Level 2 of the fair value hierarchy. OTC derivatives, including options on forward foreign currency exchange contracts, put and call options, contracts for difference and swap contracts, are valued by the Pricing Committee on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.
When observable prices are not available, the Pricing Committee may use one or more valuation approaches (e.g., the market approach or the income approach), including proprietary models for which sufficient and reliable data is available. These investments are classified as Level 3 and have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments may include illiquid securities. Within Level 3, the market approach generally is based on the technique of using comparable market transactions/multiples, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.
Securities for which market quotations are not readily available or are unreliable are fair valued by the Pricing Committee in accordance with the procedures approved by the Board. Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. This fair value may be higher or lower than any available market price or quotation for such security and, because this process necessarily depends upon judgment, this value also may vary from valuations determined by other funds using their own valuation procedures. While each Fund’s use of fair value pricing is intended to result in calculation of a NAV that fairly reflects security values as of the time of pricing, a Fund cannot guarantee that any fair value price will, in fact, approximate the amount the Fund would actually realize upon the sale of the securities in question. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, a Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation procedures. If any significant discrepancies are found, the fair valuation procedures may be reviewed or adjusted.
The inputs used by the Pricing Committee in estimating the value of Level 3 investments may include, if applicable, such factors as described in the procedures approved by the Board, including, but not limited to, the original transaction price, recent transactions in the same or similar instruments, completed or pending third party transactions in the underlying investment or comparable issuers, third party broker quotes, deal terms, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments

Morningstar Funds Trust April 30, 2025

Notes to Financial Statements (continued)
may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Pricing Committee in the absence of market information. Assumptions used by the Pricing Committee due to the lack of observable inputs may significantly impact the fair value of an investment.
4. Investment Advisory and Other Agreements
The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser, with whom certain officers and trustees of the Trust are affiliated, to furnish certain portfolio management services to the Funds.
Pursuant to the Agreement, the Funds have contractually agreed to pay the Adviser a management fee calculated on the average daily net assets of each Fund, in the annual ratios below.
Morningstar Funds	Ratio
U.S. Equity Fund	0.67%
International Equity Fund	0.83%
Global Income Fund	0.35%
Total Return Bond Fund	0.44%
Municipal Bond Fund	0.44%
Defensive Bond Fund	0.36%
Multisector Bond Fund	0.61%
Global Opportunistic Equity Fund	0.47%
Alternatives Fund	0.85%
Pursuant to the Agreement, the Adviser is responsible for performing and overseeing portfolio management services to the Funds. In addition to selecting the overall investment strategies of the Funds, the Adviser oversees and monitors the selection and performance of the subadvisers and allocates assets among the subadvisers. The subadvisers manage each Fund’s investment portfolio pursuant to subadvisory agreements with the Adviser. The Adviser manages a portion of each Fund which may include securities such as equities, ETFs, mutual funds, money market fund investments and, where applicable, transacting in forward foreign currency exchange contracts.
Pursuant to an Expense Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2025, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Code) to ensure that each Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses ("AFFE"), short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed the following rates, based on each Fund’s average daily net assets.  The amount the Adviser owes a Fund as of the reporting date is recorded as a Receivable from Adviser in the Statements of Assets and Liabilities.  The Adviser reimburses the Funds on a monthly basis. This management fee waiver and/or expense reimbursement will not be subject to future recoupment. For the period from May 1, 2024 through April 30, 2025, the Funds’ Adviser waived fees and/or reimbursed expenses pursuant to the Expense Limitation Agreement for each of the Funds as follows:
Morningstar Funds	Expense Cap	Management Fees Waived
U.S. Equity Fund	0.84%	$445,247
International Equity Fund	0.99%	700,246
Global Income Fund	0.73%	52,560

Morningstar Funds Trust April 30, 2025

Notes to Financial Statements (continued)
Morningstar Funds	Expense Cap	Management Fees Waived
Total Return Bond Fund	0.53%	$1,402,638
Municipal Bond Fund	0.58%	287,982
Defensive Bond Fund	0.48%	261,507
Multisector Bond Fund	0.79%	366,097
Global Opportunistic Equity Fund	0.84%	—
Alternatives Fund	1.16%	355,165
As of April 30, 2025, the Trust has entered into subadvisory agreements with the following entities by Fund:
Morningstar Funds	Subadvisers
U.S. Equity Fund
ClearBridge Investments, LLC
Diamond Hill Capital Management, Inc.
Massachusetts Financial Services Company, d/b/a
MFS Investment Management
Wasatch Advisors, LP, d/b/a Wasatch Global
Investors
Westwood Management Corp.

International Equity Fund	Harding Loevner LP Harris Associates L.P. Lazard Asset Management LLC T. Rowe Price Associates, Inc.
Global Income Fund	Cullen Capital Management, LLC Western Asset Management Company, LLC
Total Return Bond Fund	BlackRock Financial Management, Inc. Guggenheim Partners Investment Management*
Municipal Bond Fund	Allspring Global Investments, LLC T. Rowe Price Associates, Inc.
Defensive Bond Fund	First Pacific Advisors, LP
Multisector Bond Fund	Loomis, Sayles & Company, L.P. TCW Investment Management Company LLC Voya Investment Management Company, LLC
Global Opportunistic Equity Fund	Lazard Asset Management LLC
Alternatives Fund	BlackRock Financial Management, Inc. SSI Investment Management LLC Water Island Capital, LLC
* Contract was signed with subadviser prior to April 30, 2025; however, the subadviser did not begin serving as such to the Fund until after April 30, 2025.
Pursuant to the subadvisory agreements between the subadvisers, the Adviser and the Trust, the Adviser will pay the subadvisers out of the management fees it receives from the Funds.
The Trust has a Fund Administration and Accounting Services Agreement with The Northern Trust Company (“Northern Trust”), which provides certain administration, accounting, clerical and bookkeeping services, assistance with the preparation and filing of tax returns and reports to shareholders, and preparation for signature by an officer of the Trust certain documents required to be filed for Trust compliance with applicable

Morningstar Funds Trust April 30, 2025

Notes to Financial Statements (continued)
laws and regulations, including those of the SEC and other regulators. Northern Trust also serves as custodian of each Fund’s securities and cash, and as the Funds' transfer agent and dividend disbursing agent. Northern Trust does not have responsibility or authority for the management of the Funds or the determination of investment policy.
Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (the “Distributor”), a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”), serves as the principal underwriter and distributor of the Trust’s shares. The Adviser, at its own expense, pays the Distributor an annual fee in consideration for certain distribution related services. Foreside Management Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (“FMS”) provides a Principal Financial Officer and an Assistant Treasurer to the Trust. The Trust has agreed to pay FMS an annual base fee and has agreed to reimburse FMS for certain expenses incurred on behalf of the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or the Funds.
The Trust, on behalf of the Funds, has agreements with various financial intermediaries and “mutual fund supermarkets”, under which customers of these intermediaries may purchase and hold Fund shares. These intermediaries assess asset-based fees in consideration for providing certain account maintenance, record keeping and transactional and other shareholder services reflected as "Sub-accounting fees" on the Statements of Operations.
5. Investment Transactions
During the year ended April 30, 2025, the cost of purchases and the proceeds from sales of investments (excluding in-kind transactions, derivatives and short-term investments) were as follows:
	Purchases		Sales
Morningstar Funds	U.S. Government	Other	U.S. Government	Other	Securities Sold Short	Covers on Securities Sold Short
U.S. Equity Fund	$—	$541,950,156	$—	$665,314,971	$—	$—
International Equity Fund	—	352,862,473	—	335,606,091	—	—
Global Income Fund	1,605,032	127,535,939	1,594,583	190,119,514	—	—
Total Return Bond Fund	380,258,109	2,713,886,465	425,972,672	2,620,487,328	333,428,228	338,655,106
Municipal Bond Fund	—	83,531,903	—	101,653,911	—	—
Defensive Bond Fund	13,786,408	19,554,369	13,331,685	43,434,384	—	—
Multisector Bond Fund	88,370,635	209,353,318	88,194,502	217,617,948	107,132	109,749
Global Opportunistic Equity Fund	—	174,297,891	—	193,503,655	—	—
Alternatives Fund	496,251	394,140,019	504,308	434,298,924	49,349,730	56,162,001

Morningstar Funds Trust April 30, 2025

Notes to Financial Statements (continued)
Mortgage Dollar Rolls: The Funds may enter into mortgage dollar roll transactions of TBA securities in which the Funds sell mortgage-related securities for immediate settlement and simultaneously purchase the same type of securities for forward settlement at a discount.  Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the Funds’ portfolio turnover rate.  The use of mortgage dollar rolls is a speculative technique involving leverage and can have an economic effect similar to borrowing money for investment purposes.
6. Securities Lending
The Morningstar U.S. Equity Fund, Morningstar International Equity Fund, Morningstar Global Income Fund, Morningstar Total Return Bond Fund, Morningstar Defensive Bond Fund, and Morningstar Global Opportunistic Equity Fund participate in a securities lending program. Under the securities lending program, Northern Trust serves as the Securities Lending Agent (or "Agent") pursuant to a Securities Lending Authorization Agreement (the “Securities Lending Agreement”).
Each Fund will limit lending to be less than one third of the value of its total assets. The Funds’ securities held at the Securities Lending Agent as custodian shall be available to be lent except those securities the Funds specifically identify in writing as not being available for lending. The borrower pledges and maintains with each Fund collateral consisting of cash and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S. securities and a value of no less than 105% of the market value for non-U.S. securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. securities on loan and not less than 105% of the current value of the non-U.S. securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on, or in respect of, the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.
Cash collateral received is invested in a money market fund managed by Northern Trust Investments, Inc., an indirect subsidiary of Northern Trust Corporation as disclosed in each Fund’s Schedule of Investments and reflected on the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is held by the Securities Lending Agent on behalf of each Fund, and each Fund does not have the ability to re-hypothecate these securities. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as "qualified dividend income" under the Jobs and Growth Tax Reconciliation Act of 2003. The securities lending income earned by the Funds is disclosed on the Statement of Operations.

Morningstar Funds Trust April 30, 2025

Notes to Financial Statements (continued)
The following is a summary of the Funds' securities on loan and related cash and non-cash collateral received as of April 30, 2025:
Morningstar Funds	Market Value of Securities on Loan	Cash Collateral Received*	Non-Cash Collateral Received*	Total Collateral Received
U.S. Equity Fund	$39,414,822	$12,324,890	$28,410,915	$40,735,805
International Equity Fund	29,398,598	20,729,519	9,617,122	30,346,641
Global Income Fund	12,971,584	3,141,013	10,207,127	13,348,140
Total Return Bond Fund	44,898,512	9,721,608	36,134,757	45,856,365
Defensive Bond Fund	1,914,879	331,507	1,616,816	1,948,323
Global Opportunistic Equity Fund	17,792,017	13,015,195	5,180,693	18,195,888

* There are no restrictions or maturity dates on the cash collateral received from borrower. The non-cash collateral received consists of U.S. Government securities which cannot be sold or repledged, and accordingly are not reflected in the Portfolio of Investments. The remaining contractual maturity of non-cash collateral received are as follows:

Morningstar Funds	Up to 30 Days	30-90 Days	Over 90 Days	Total Non-Cash Collateral Received
U.S. Equity Fund	$10,052	$45,162	$28,355,701	$28,410,915
International Equity Fund	—	177	9,616,945	9,617,122
Global Income Fund	141	917	10,206,069	10,207,127
Total Return Bond Fund	55,177	172,785	35,906,795	36,134,757
Defensive Bond Fund	—	—	1,616,816	1,616,816
Global Opportunistic Equity Fund	—	—	5,180,693	5,180,693

Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that a Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that a Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner. There also may be risks of delay in receiving additional collateral, in recovering the securities loaned, or a loss of rights in the collateral should the borrower of the securities fail financially. In the event a Fund is unsuccessful in seeking to enforce the contractual obligation to deliver additional collateral, then the Fund could suffer a loss. To mitigate borrower default risk, the Funds benefit from a borrower default indemnity provided by the Securities Lending Agent. The Securities Lending Agent’s indemnity allows for full replacement of securities lent wherein the Agent will purchase the unreturned loaned securities on the open market applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, the Securities Lending Agent will purchase the unreturned loan securities at the Agent’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.
Due to the absence of a master netting agreement related to the Funds' participation in securities lending, no offsetting disclosure has been made on behalf of the Funds.

Morningstar Funds Trust April 30, 2025

Notes to Financial Statements (continued)
7. Financial Derivative Instruments
Certain Funds may transact in derivatives as part of their principal investment strategies in an attempt to achieve their investment objective.  The Funds’ derivative contracts are not accounted for as hedging instruments under U.S. GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.
Forward Foreign Currency Exchange Contracts: A forward foreign currency exchange contract is an obligation to purchase or sell a specific non-U.S. currency in exchange for another currency, which may be U.S. dollars, at an agreed exchange rate (price) at a future date. Forward foreign currency exchange contracts are typically individually negotiated and privately traded by currency traders and their customers in the interbank market. A forward foreign currency exchange contract will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, similar to when a Fund sells a security denominated in one currency and purchases a security denominated in another currency.
At the maturity of a forward foreign currency exchange contract, a Fund may either exchange the currencies specified at the maturity of a forward foreign currency exchange contract or, prior to maturity, the Fund may enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward foreign currency exchange contracts are usually effected with the counterparty to the original forward foreign currency exchange contracts. A Fund may also enter into forward foreign currency exchange contracts that do not provide for physical settlement of the two currencies but instead provide for settlement by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forward foreign currency exchange contracts).
Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments and presented as gross unrealized appreciation (depreciation) on the Statements of Assets and Liabilities. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign currency exchange contracts in the Statements of Operations.
Futures Contracts: A Fund may enter into futures contracts. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, rate, currency or commodity, at a specified price at a specified later date. A Fund may purchase or sell interest rate futures for the purpose of hedging some or all of the value of its portfolio securities against changes in prevailing interest rates or to manage its duration or effective maturity. If MIM or a subadviser anticipates that interest rates may rise and, concomitantly, the price of certain of its portfolio securities may fall, a Fund may sell futures contracts. If declining interest rates are anticipated, a Fund may purchase futures contracts to protect against a potential increase in the price of securities the Fund intends to purchase. Subsequently, appropriate securities may be purchased by a Fund in an orderly fashion; as securities are purchased, corresponding futures positions would be terminated by offsetting sales of contracts.

Morningstar Funds Trust April 30, 2025

Notes to Financial Statements (continued)
When a Fund enters into a futures contract, it must deliver to an account controlled by a futures commission merchant ("FCM") an amount referred to as “initial margin” that is typically calculated as an amount equal to the volatility in market value of a contract over a fixed period. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by a Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the futures contract. The account is marked-to-market daily and the variation margin is monitored by a Fund’s investment manager and custodian on a daily basis. When the futures contract is closed out, if a Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If a Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If a Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.
Futures contracts outstanding at year end, if any, are listed after each Fund’s Schedule of Investments.The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts. As of April 30, 2025, the Morningstar Global Income Fund, the Morningstar Total Return Bond Fund, the Morningstar Multisector Bond Fund and the Morningstar Alternatives Fund pledged cash to cover margin requirements for open futures positions in an amount of $475,212, $2,586, $107,582 and $333,419, respectively, which is the net of amounts included in Due to/from Broker on the Statements of Assets and Liabilities.
Options on Futures Contracts: Options on futures contracts trade on the same contract markets as the underlying futures contract. When a Fund buys an option, it pays a premium for the right, but does not have the obligation, to purchase (call) or sell (put) a futures contract at a set price (called the exercise price). The purchase of a call or put option on a futures contract, whereby a Fund has the right to purchase or sell, respectively, a particular futures contract, is similar in some respects to the purchase of a call or put option on an individual security or currency. Depending on the premium paid for the option compared to either the price of the futures contract upon which it is based or the price of the underlying reference instrument, the option may be less risky than direct ownership of the futures contract or the underlying reference instrument.
The seller (writer) of an option becomes contractually obligated to take the opposite futures position if the buyer of the option exercises its rights to the futures position specified in the option. In return for the premium paid by the buyer, the seller assumes the risk of taking a possibly adverse futures position. In addition, the seller will be required to post and maintain initial and variation margin with the FCM.
Options: A Fund may purchase and sell call and put options. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates.

Morningstar Funds Trust April 30, 2025

Notes to Financial Statements (continued)
An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Put and call options are traded on national securities exchanges and in the OTC market.
As the buyer of a call option, a Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). A Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case the Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.
As the buyer of a put option, a Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, a Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. If a put option is not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.
Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.
If a call option written by a Fund expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the money), or above the current value of the underlying reference instrument at the time the option is written.
As the writer of a put option, a Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. A Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less

Morningstar Funds Trust April 30, 2025

Notes to Financial Statements (continued)
than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by a Fund expires unexercised, the Fund will realize a gain in the amount of the premium received.
Options on Interest-Rate Swap Contracts: An option on an interest-rate swap contract (sometimes referred to as a “swaption”) is a contract that gives the purchaser the right, but not the obligation, in return for payment of a premium, to enter into a new interest-rate swap contract. Options on swap contracts involve the risks associated with derivative instruments generally, as well as the additional risks associated with both options and swap contracts generally. A pay fixed option on an interest-rate swap contract gives the buyer the right to establish a position in an interest-rate swap contract where the buyer will pay (and the writer will receive) the fixed-rate cash flows and receive (and the writer will pay) the floating-rate cash flows. In general, most options on interest-rate swap contracts are “European” exercise, which means that they can only be exercised at the end of the option term.
When a Fund purchases an option on a swap contract, an amount equal to the premium paid by the Fund is recorded as an Investment on the Schedule of Investments, the value of which is marked-to-market daily based upon quotations from market makers to reflect its current market value. If the option on a swap contract expires, a Fund realizes a loss equal to the amount of the premium paid. Changes in the value of an option on a swap contract are reported as unrealized gains or losses.
Interest Rate, Inflation Index and Total Return Swap Contracts: A Fund may purchase interest-rate swap contracts. A Fund may use interest-rate swap contracts to increase or decrease exposure to a particular interest rate or rates, which may result in the Fund experiencing a gain or loss depending on whether the interest rates increased or decreased during the term of the agreement. A Fund may also enter into inflation index swap contracts to manage exposure to inflation risk. An inflation index swap contract is an agreement between two parties, whereby one party makes payments based on the cumulative percentage increase in an index that serves as a measure of inflation (typically, the Consumer Price Index) and the other party makes a regular payment based on a compounded fixed rate. The value of an inflation index swap contract is expected to change in response to changes in the rate of inflation. If inflation increases at a faster rate than anticipated at the time the swap contract is entered into, the swap contract will increase in value. Similarly, if inflation increases at a rate slower than anticipated at the time the swap contract is entered into, the swap contract will decrease in value. A Fund may also engage in total return swap contracts, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as a fixed-income security, a combination of securities, or an index). The value of a Fund’s swap contract positions would increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indexes or measures. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap contracts may increase or decrease the overall volatility of a Fund’s investments and its share price. A Fund’s ability to engage in certain swap contract transactions may be limited by tax considerations.
A Fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the Fund. If a counterparty’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, a Fund will have contractual remedies pursuant to the

Morningstar Funds Trust April 30, 2025

Notes to Financial Statements (continued)
agreements related to the transaction, which may be limited by applicable law in the case of a counterparty’s insolvency. Under certain circumstances, suitable transactions may not be available to a Fund, or the Fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities. Swap contracts carry counterparty risks that cannot be fully anticipated. Also, because swap contract transactions typically involve a contract between the two parties, such swap contract investments can be extremely illiquid, as it is uncertain as to whether another counterparty would wish to take assignment of the rights under the swap contract at a price acceptable to a Fund.
For centrally cleared swap contracts, the Schedules of Investments include the cumulative appreciation (depreciation), while only the current day’s variation margin is reported within the Statements of Assets and Liabilities. For interest rate swap contracts, an up-front payment received by a Fund is recorded as a liability and an upfront payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Periodic payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration or closing of swap contracts on the Fund’s Statement of Operations.
Interest rate swap contracts are marked to market daily and the change is recorded as unrealized gain (loss) on swap contracts in the Statements of Operations. The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Schedules of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Centrally cleared interest rate swap contracts may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts begin on the effective date of the contract. Interest rate, inflation index and total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.
Credit Default Swap Contracts: A Fund may purchase credit default swap contracts. A credit default swap contract is an agreement between a Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments, which may be based on, among other things, a fixed or floating rate of interest, to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swap contracts may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation. As a credit protection seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty following certain negative credit events as to a specified third party debtor, such as default by a U.S. or non-U.S. corporate issuer on its debt obligations. In return for its obligation, a Fund would receive from the counterparty a periodic stream of payments, which may be based on, among other things, a fixed or floating rate of interest, over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments, and would have no payment obligations to the counterparty. A Fund may sell credit protection to earn additional income and/or to take a synthetic long position in the underlying security or basket of securities.

Morningstar Funds Trust April 30, 2025

Notes to Financial Statements (continued)
A Fund may enter into credit default swap contracts as protection buyer to hedge against the risk of default on the debt of a particular issuer or basket of issuers or attempt to profit from a deterioration or perceived deterioration in the creditworthiness of the particular issuer(s) (also known as buying credit protection). This would involve the risk that the investment may expire worthless and would only generate gain in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to a Fund. The purchase of credit default swap contracts involves costs, which will reduce a Fund’s return.
For centrally cleared swap contracts, the Schedules of Investments include the cumulative appreciation (depreciation), while only the current day’s variation margin is reported within the Statements of Assets and Liabilities. For credit default swap contracts, an up-front payment received by a Fund is recorded as a liability and an upfront payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Periodic payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration or closing of swap contracts on the Fund’s Statement of Operations.
The credit default swap contracts and the change, if any, is recorded as an unrealized gain or loss. Changes in market value are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss on swap contracts in the Statements of Operations are marked to market daily.
Each Fund's risk of loss associated with these instruments may exceed their fair value, as recorded in the Schedules of Investments. Credit default swap contracts outstanding, including their respective notional amounts at year end, if any, are listed within each Fund’s Schedule of Investments.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default contracts on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default contracts on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap contract, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Contracts for Difference: The Morningstar Alternatives Fund may enter into Contracts for Difference (“CFDs”). CFDs are leveraged derivative instruments that allow the Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With

Morningstar Funds Trust April 30, 2025

Notes to Financial Statements (continued)
a short CFD, the Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by the Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which the Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded OTC. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD. CFDs outstanding, including their respective notional amounts at year end, if any, are listed within the Fund’s Schedule of Investments.
Master Netting Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.
As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to i) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, ii) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.
Master Repurchase Agreements govern repurchase agreements, borrowed bond agreements and reverse repurchase transactions, relating to government bonds between certain Funds and select counterparties. Master Repurchase Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral. With borrowed bond agreements and reverse repurchase transactions, typically a Fund and counterparty under a Master Repurchase Agreement are permitted to sell, repledge, or use the collateral associated with the transaction.
Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These

Morningstar Funds Trust April 30, 2025

Notes to Financial Statements (continued)
agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.
Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which is referred to as the initial margin. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded as Deposits with brokers for centrally cleared swap contracts and Deposits with brokers for futures contracts on the Statements of Assets and Liabilities. For exchange-traded futures or centrally cleared swap contracts, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statements of Assets and Liabilities as Variation margin on centrally cleared swap contracts and Variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swap contracts and cannot be netted.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination. Events of termination include a decline in a Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity.
Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by a Fund and the applicable counterparty, or as permitted by the clearing house or exchange.
Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in non-affiliates, at value (securities) or in Due from broker (cash). Segregation of a Fund’s collateral in the custodian account helps mitigate counterparty risk.
Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in each Fund's Schedule of Investments. Collateral received is reflected as a liability within Due to broker in the Statements of Assets and Liabilities.

Morningstar Funds Trust April 30, 2025

Notes to Financial Statements (continued)
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts are not accounted for as hedging instruments under GAAP. The effects of such derivative instruments on the Funds' financial position and financial performance for the year ended April 30, 2025 are as follows:
	Fair Value of Derivatives included in Assets					Fair Value of Derivatives included in Liabilities
	Unrealized Appreciation on Futures Contracts(1)	Unrealized Appreciation on Swap Contracts and Contracts for Difference(2)	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	Purchased Options and Swaptions at Fair Market Value(3)	Total	Unrealized Depreciation on Futures Contracts(1)	Unrealized Depreciation on Swap Contracts and Contracts for Difference(2)	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	Written Options and Swaptions at Fair Market Value(4)	Total
Morningstar Global Income Fund
Credit risk	$—	$—	$—	$3,914	$3,914	$—	$—	$—	$1,510	$1,510
Foreign exchange rate risk	—	—	62,056	—	62,056	—	—	47,898	—	47,898
Interest rate risk	189,745	58,992	—	—	248,737	47,219	150,705	—	—	197,924
Total	$189,745	$58,992	$62,056	$3,914	$314,707	$47,219	$150,705	$47,898	$1,510	$247,332
Morningstar Total Return Bond Fund
Credit risk	$—	$3,526	$—	$—	$3,526	$—	$133,323	$—	$—	$133,323
Equity risk	—	—	—	—	—	56,092	50,660	—	—	106,752
Foreign exchange rate risk	—	—	83,703	18,252	101,955	—	—	388,758	13,810	402,568
Inflation risk	—	9,510	—	—	9,510	—	30,976	—	—	30,976
Interest rate risk	535,814	82,424	—	821,767	1,440,005	220,853	193,065	—	43,142	457,060
Total	$535,814	$95,460	$83,703	$840,019	$1,554,996	$276,945	$408,024	$388,758	$56,952	$1,130,679
Morningstar Multisector Bond Fund
Foreign exchange rate risk	$—	$—	$301,384	$—	$301,384	$—	$—	$217,508	$—	$217,508
Interest rate risk	92,535	—	—	—	92,535	119,536	—	—	—	119,536
Total	$92,535	$—	$301,384	$—	$393,919	$119,536	$—	$217,508	$—	$337,044
Morningstar Alternatives Fund
Credit risk	$—	$—	$—	$—	$—	$—	$21,162	$—	$—	$21,162
Equity risk	—	3,080,101	—	77,136	3,157,237	—	3,196,563	—	21,986	3,218,549
Foreign exchange rate risk	—	—	480,761	—	480,761	—	—	692,820	—	692,820
Interest rate risk	338,268	—	—	—	338,268	78,040	43	—	—	78,083
Total	$338,268	$3,080,101	$480,761	$77,136	$3,976,266	$78,040	$3,217,768	$692,820	$21,986	$4,010,614

[1]
Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

[2]
Includes cumulative appreciation/depreciation on centrally-cleared swap contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

[3]	Fair market value is included in Investments in non-affiliates, at value on the Statements of Assets and Liabilities.
[4]	Fair market value is included in Written options, at value on the Statements of Assets and Liabilities.

Morningstar Funds Trust April 30, 2025

Notes to Financial Statements (continued)
The following table indicates the effects of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the year ended April 30, 2025:
	Net Realized Gain (Losses) on Derivatives Recognized as a Result from Operations					Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
	Futures Contracts	Swap Contracts(1)	Forward Foreign Currency Exchange Contracts	Purchased/ Written Options and Swaptions(2)	Total	Futures Contracts	Swap Contracts(3)	Forward Foreign Currency Exchange Contracts	Purchased/ Written Options and Swaptions(4)	Total
Morningstar Global Income Fund
Credit risk	$—	$6,207	$—	$(220)	$5,987	$—	$673	$—	$2,404	$3,077
Foreign exchange rate risk	—	—	(182,308)	(15,539)	(197,847)	—	—	42,855	(150)	42,705
Interest rate risk	(346,272)	(66,316)	—	62,136	(350,452)	871,134	3,435	—	—	874,569
Total	$(346,272)	$(60,109)	$(182,308)	$46,377	$(542,312)	$871,134	$4,108	$42,855	$2,254	$920,351
Morningstar Total Return Bond Fund
Credit risk	$—	$542,218	$—	$(2,648)	$539,570	$—	$(134,867)	$—	$—	$(134,867)
Equity risk	(132,999)	(79,960)	—	—	(212,959)	(56,092)	(50,660)	—	—	(106,752)
Foreign exchange rate risk	—	—	534,849	(64,568)	470,281	—	—	(475,209)	(6,513)	(481,722)
Inflation risk	—	—	—	—	—	—	(21,467)	—	—	(21,467)
Interest rate risk	56,111	259,279	—	(276,130)	39,260	2,792,569	(2,437,395)	—	83,882	439,056
Total	$(76,888)	$721,537	$534,849	$(343,346)	$836,152	$2,736,477	$(2,644,389)	$(475,209)	$77,369	$(305,752)
Morningstar Multisector Bond Fund
Credit risk	$—	$(1,841)	$—	$—	$(1,841)	$—	$—	$—	$—	$—
Foreign exchange rate risk	—	—	66,783	(51,148)	15,635	—	—	51,471	(3,961)	47,510
Interest rate risk	171,168	530	—	—	171,698	(145,013)	—	—	—	(145,013)
Total	$171,168	$(1,311)	$66,783	$(51,148)	$185,492	$(145,013)	$—	$51,471	$(3,961)	$(97,503)
Morningstar Alternatives Fund
Credit risk	$—	$(107,375)	$—	$—	$(107,375)	$—	$(3,602)	$—	$—	$(3,602)
Equity risk	40,360	(458,688)	—	(184,014)	(602,342)	—	4,078	—	(205,551)	(201,473)
Foreign exchange rate risk	—	—	(103,973)	(4,425)	(108,398)	—	—	(318,390)	(4,361)	(322,751)
Interest rate risk	1,761	(27,776)	—	—	(26,015)	299,610	(43)	—	—	299,567
Total	$42,121	$(593,839)	$(103,973)	$(188,439)	$(844,130)	$299,610	$433	$(318,390)	$(209,912)	$(228,259)

[1]	Includes net realized gains (losses) on Contracts for Difference.
[2]	Net realized gains (losses) on Purchased Options/Swaptions included in Investments.
[3]	Includes net change in unrealized appreciation (depreciation) on Contracts for Difference.
[4]	Net change in unrealized appreciation (depreciation) on Purchased Options/Swaptions included in Investments.

Morningstar Funds Trust April 30, 2025

Notes to Financial Statements (continued)
The following tables present, as of April 30, 2025 the gross and net derivative assets and liabilities that are netted on the Statements of Assets or Liabilities or that are subject to a master netting agreement. The tables also present information about the related collateral amounts by counterparty.
As of April 30, 2025, each Fund's derivative assets and liabilities by type are as follows:
Morningstar Global Income Fund
Derivative Financial Instruments:	Gross Assets	Gross Liabilities
Forward foreign currency exchange contracts	$62,056	$47,898
Futures contracts	189,745	47,219
Interest rate swap contracts	58,992	107,414
Total return swap contracts	—	43,291
Purchased swaptions	3,914	—
Written swaptions	—	1,510
Total gross amount of derivatives in the Statements of Assets and Liabilities	$314,707	$247,332
Less: Derivatives not subject to MNA or similar agreements	(248,737)	(47,219)
Total gross amount of derivatives subject to MNA or similar agreement	$65,970	$200,113
As of April 30, 2025, no derivative assets or liabilities were netted on the Statements of Assets and Liabilities.
Amounts Not Offset in the Statements of Assets and Liabilities:

Counterparty	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Not Offset	Net Amount Before Collateral	Cash Collateral (Received) Pledged	Net Exposure
BNP Paribas	$2,247	$(879)	$1,368	$—	$1,368
Citibank	40,798	(14,597)	26,201	—	26,201
Goldman Sachs	18,439	(18,439)	—	—	—
JPMorgan Chase	1,699	(1,699)	—	—	—
Morgan Stanley	2,787	(130)	2,657	—	2,657
Total	$65,970	$(35,744)	$30,226	$—	$30,226

Counterparty	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Not Offset	Net Amount Before Collateral	Cash Collateral (Received) Pledged	Net Exposure
BNP Paribas	$(879)	$879	$—	$—	$—
Citibank	(14,597)	14,597	—	—	—
Goldman Sachs	(33,802)	18,439	(15,363)	—	(15,363)
JPMorgan Chase(a)	(150,705)	1,699	(149,006)	120,000	(29,006)
Morgan Stanley	(130)	130	—	—	—
Total	$(200,113)	$35,744	$(164,369)	$120,000	$(44,369)

(a)	Actual amount of collateral pledged by the Fund to JPMorgan Chase and is included in Due from broker in the Statements of Assets and Liabilities.

Morningstar Funds Trust April 30, 2025

Notes to Financial Statements (continued)
As of April 30, 2025, each Fund's derivative assets and liabilities by type are as follows:
Morningstar Total Return Bond Fund
Derivative Financial Instruments:	Gross Assets	Gross Liabilities
Forward foreign currency exchange contracts	$83,703	$388,758
Futures contracts	535,814	276,945
Interest rate swap contracts	82,424	193,065
Credit default swap contracts	3,526	133,323
Inflation swap contracts	9,510	30,976
Total return swap contracts	—	50,660
Purchased options	176,582	—
Purchased swaptions	663,437	—
Written options	—	52,932
Written swaptions	—	4,020
Total gross amount of derivatives in the Statements of Assets and Liabilities	$1,554,996	$1,130,679
Less: Derivatives not subject to MNA or similar agreements	(613,566)	(604,845)
Total gross amount of derivatives subject to MNA or similar agreement	$941,430	$525,834
As of April 30, 2025, no derivative assets or liabilities were netted on the Statements of Assets and Liabilities.
Amounts Not Offset in the Statements of Assets and Liabilities:

Counterparty	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Not Offset	Net Amount Before Collateral	Cash Collateral (Received) Pledged	Net Exposure
Bank of America(a)	$238,710	$(5,368)	$233,342	$(209,959)	$23,383
Barclays	13,580	(5,913)	7,667	—	7,667
BNP Paribas(b)	48,014	(26,348)	21,666	(21,666)	—
Citibank(a)	73,560	(14,239)	59,321	(50,000)	9,321
Deutsche Bank(a)	156,834	—	156,834	(150,000)	6,834
Goldman Sachs(a)	221,896	(95,301)	126,595	(90,000)	36,595
HSBC	26,475	(354)	26,121	—	26,121
JPMorgan Chase	1,750	(638)	1,112	—	1,112
Morgan Stanley(b)	113,688	(8,853)	104,835	(104,835)	—
Nomura	612	—	612	—	612
RBS	7,359	(7,359)	—	—	—
Standard Chartered Bank	172	(172)	—	—	—
State Street	7,528	(7,528)	—	—	—
Toronto—Dominion Bank	678	(678)	—	—	—
UBS	30,574	(30,574)	—	—	—
Total	$941,430	$(203,325)	$738,105	$(626,460)	$111,645

Morningstar Funds Trust April 30, 2025

Notes to Financial Statements (continued)
Counterparty	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Not Offset	Net Amount Before Collateral	Cash Collateral (Received) Pledged	Net Exposure
Bank of America	$(5,368)	$5,368	$—	$—	$—
Barclays	(5,913)	5,913	—	—	—
BNP Paribas	(26,348)	26,348	—	—	—
BNY Mellon	(34,335)	—	(34,335)	—	(34,335)
Citibank	(14,240)	14,240	—	—	—
Goldman Sachs	(95,300)	95,300	—	—	—
HSBC	(354)	354	—	—	—
JPMorgan Chase	(638)	638	—	—	—
Morgan Stanley	(8,853)	8,853	—	—	—
RBS	(53,795)	7,359	(46,436)	—	(46,436)
Standard Chartered Bank	(3,126)	172	(2,954)	—	(2,954)
State Street	(229,326)	7,528	(221,798)	—	(221,798)
Toronto—Dominion Bank	(9,874)	678	(9,196)	—	(9,196)
UBS	(38,364)	30,574	(7,790)	—	(7,790)
Total	$(525,834)	$203,325	$(322,509)	$—	$(322,509)

(a)	Actual amount of collateral received from Bank of America, Citibank, Deutsche Bank and Goldman Sachs is included in Due to broker in the Statements of Assets and Liabilities.
(b)	Actual amount of collateral received from BNP Paribas and Morgan Stanley exceeded the net amount before collateral and is included in Due to broker in the Statements of Assets and Liabilities.
As of April 30, 2025, each Fund's derivative assets and liabilities by type are as follows:
Morningstar Multisector Bond Fund
Derivative Financial Instruments:	Gross Assets	Gross Liabilities
Forward foreign currency exchange contracts	$301,384	$217,508
Futures contracts	92,535	119,536
Total gross amount of derivatives in the Statements of Assets and Liabilities	$393,919	$337,044
Less: Derivatives not subject to MNA or similar agreements	(92,535)	(119,536)
Total gross amount of derivatives subject to MNA or similar agreement	$301,384	$217,508
As of April 30, 2025, no derivative assets or liabilities were netted on the Statements of Assets and Liabilities.
Amounts Not Offset in the Statements of Assets and Liabilities:

Counterparty	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Not Offset	Net Amount Before Collateral	Cash Collateral (Received) Pledged	Net Exposure
Bank of America	$30,134	$(28,158)	$1,976	$—	$1,976
Barclays	29,470	(29,470)	—	—	—
BNP Paribas	102,324	(94,489)	7,835	—	7,835

Morningstar Funds Trust April 30, 2025

Notes to Financial Statements (continued)
Counterparty	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Not Offset	Net Amount Before Collateral	Cash Collateral (Received) Pledged	Net Exposure
Goldman Sachs	$10,560	$—	$10,560	$—	$10,560
JPMorgan Chase	100,579	(36,179)	64,400	—	64,400
Morgan Stanley	28,317	(18,006)	10,311	—	10,311
Total	$301,384	$(206,302)	$95,082	$—	$95,082

Counterparty	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Not Offset	Net Amount Before Collateral	Cash Collateral (Received) Pledged	Net Exposure
Bank of America	$(28,158)	$28,158	$—	$—	$—
Barclays	(40,676)	29,470	(11,206)	—	(11,206)
BNP Paribas	(94,489)	94,489	—	—	—
JPMorgan Chase	(36,179)	36,179	—	—	—
Morgan Stanley	(18,006)	18,006	—	—	—
Total	$(217,508)	$206,302	$(11,206)	$—	$(11,206)
As of April 30, 2025, each Fund's derivative assets and liabilities by type are as follows:
Morningstar Alternatives Fund

Derivative Financial Instruments:	Gross Assets	Gross Liabilities
Forward foreign currency exchange contracts	$480,761	$692,820
Futures contracts	338,268	78,040
Contracts for difference	3,080,101	3,196,563
Interest rate swap contracts	—	43
Credit default swap contracts	—	21,162
Purchased options	77,136	—
Written options	—	21,986
Total gross amount of derivatives in the Statements of Assets and Liabilities	$3,976,266	$4,010,614
Less: Derivatives not subject to MNA or similar agreements	(415,404)	(121,231)
Total gross amount of derivatives subject to MNA or similar agreement	$3,560,862	$3,889,383
As of April 30, 2025, no derivative assets or liabilities were netted on the Statements of Assets and Liabilities.
Amounts Not Offset in the Statements of Assets and Liabilities:

Counterparty	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Not Offset	Net Amount Before Collateral	Cash Collateral (Received) Pledged	Net Exposure
Bank of America	$50,145	$(50,145)	$—	$—	$—
Barclays	1,026,833	(1,026,833)	—	—	—

Morningstar Funds Trust April 30, 2025

Notes to Financial Statements (continued)
Counterparty	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Not Offset	Net Amount Before Collateral	Cash Collateral (Received) Pledged	Net Exposure
Citibank	$26,292	$(26,292)	$—	$—	$—
Deutsche Bank	39,883	(39,883)	—	—	—
Goldman Sachs(a)	1,081,744	(1,044,228)	37,516	(37,516)	—
JPMorgan Chase	1,185,336	(1,185,336)	—	—	—
Morgan Stanley	34,571	(34,571)	—	—	—
Northern Trust	5,364	(5,364)	—	—	—
Royal Bank Of Canada	110,694	(5,376)	105,318	—	105,318
Total	$3,560,862	$(3,418,028)	$142,834	$(37,516)	$105,318

Counterparty	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Not Offset	Net Amount Before Collateral	Cash Collateral (Received) Pledged	Net Exposure
Bank of America(a)	$(53,718)	$50,145	$(3,573)	$3,573	$—
Barclays	(1,041,818)	1,026,833	(14,985)	—	(14,985)
Citibank(b)	(52,888)	26,292	(26,596)	10,000	(16,596)
Deutsche Bank(b)	(131,165)	39,883	(91,282)	10,000	(81,282)
Goldman Sachs	(1,044,228)	1,044,228	—	—	—
JPMorgan Chase(a)	(1,277,378)	1,185,336	(92,042)	92,042	—
Morgan Stanley	(81,708)	34,571	(47,137)	—	(47,137)
Northern Trust	(44,624)	5,364	(39,260)	—	(39,260)
Royal Bank Of Canada	(5,376)	5,376	—	—	—
WI Carr	(156,480)	—	(156,480)	—	(156,480)
Total	$(3,889,383)	$3,418,028	$(471,355)	$115,615	$(355,740)

(a)
Actual amount of collateral received from Goldman Sachs and pledged by the Fund to Bank of America and JPMorgan Chase exceeded the net amount before collateral and is included in Due to broker and Due from Broker, respectively, in the Statements of Assets and Liabilities.

(b)	Actual amount of collateral pledged by the Fund to Citibank and Deutsche Bank is included in Due from Broker in the Statements of Assets and Liabilities.
For the year ended April 30, 2025, the quarterly average notional values were as follows and are representative of the trading volume of the derivatives held by the Funds.
	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Multisector Bond Fund	Morningstar Alternatives Fund
Futures Contracts:
Average Notional Balance - Long	$25,019,156	$96,212,179	$10,525,291	$34,407,690
Average Notional Balance - Short	5,194,292	8,881,009	6,788,238	18,754,711
Ending Notional Balance - Long	17,491,661	82,785,476	10,204,406	44,826,424
Ending Notional Balance - Short	2,917,687	19,567,568	6,899,812	12,447,724
Forward Foreign Currency Exchange Contracts:
Average Settlement Value - Purchased	4,753,383	17,037,367	10,183,157	25,835,739
Average Settlement Value - Sold	3,478,452	5,598,954	15,414,894	22,491,116
Ending Settlement Value - Purchased	2,520,303	13,264,223	13,111,917	24,207,685

Morningstar Funds Trust April 30, 2025

Notes to Financial Statements (continued)
	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Multisector Bond Fund	Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts (continued):
Ending Settlement Value - Sold	$1,995,076	$3,988,740	$18,660,342	$18,659,814
Contracts for Difference:
Average Notional Balance - Long	—	—	—	715,351
Average Notional Balance - Short	—	—	—	921,050
Ending Notional Balance - Long	—	—	—	854,262
Ending Notional Balance - Short	—	—	—	1,230,050
Total Return Swap Contracts:
Average Notional Balance - Pays Fixed Rate	393,750	1,840,383	—	—
Ending Notional Balance - Pays Fixed Rate	424,000	1,840,383	—	—
Inflation Swap Contracts:
Average Notional Balance - Pays Fixed Rate	—	2,851,344	—	—
Average Notional Balance - Receives Fixed Rate	—	88,075	—	—
Ending Notional Balance - Pays Fixed Rate	—	11,405,376	—	—
Ending Notional Balance - Receives Fixed Rate	—	352,300	—	—
Interest Rate Swap Contracts:
Average Notional Balance - Pays Fixed Rate	—	40,038,378	—	—
Average Notional Balance - Receives Fixed Rate	3,536,629	227,895,694	—	111,999
Ending Notional Balance - Pays Fixed Rate	—	48,111,692	—	—
Ending Notional Balance - Receives Fixed Rate	2,713,495	44,919,982	—	125,872
Credit Default Swap Contracts:
Average Notional Balance - Buy Protection	—	2,366,173	—	1,357,085
Average Notional Balance - Sell Protection	—	17,705,554	—	665,206
Ending Notional Balance - Buy Protection	—	2,078,247	—	1,440,547
Ending Notional Balance - Sell Protection	—	14,966,732	—	—
Options:
Average Notional Balance - Purchased	7,536,520	118,135,223	837,500	4,380,660
Average Notional Balance - Written	—	118,768,499	—	431,961
Ending Notional Balance - Purchased	—	93,855,800	—	7,125,825
Ending Notional Balance - Written	—	93,702,148	—	596,293
Swaptions:
Average Notional Balance - Purchased	1,747,500	104,867,977	—	—
Average Notional Balance - Written	3,750,000	124,248,244	—	—
Ending Notional Balance - Purchased	400,000	87,785,406	—	—
Ending Notional Balance - Written	400,000	76,829,000	—	—

Morningstar Funds Trust April 30, 2025

Notes to Financial Statements (continued)
8. Federal Income Tax Matters
As of April 30, 2025, the cost and related aggregate gross and net unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:
Morningstar Funds	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Equity Fund	$1,363,729,604	$311,896,451	$(57,139,589)	$254,756,862
International Equity Fund	844,580,632	120,864,916	(69,177,448)	51,687,468
Global Income Fund	137,700,811	6,833,781	(4,362,736)	2,471,045
Total Return Bond Fund	971,776,273	8,143,700	(20,687,671)	(12,543,971)
Municipal Bond Fund	317,926,083	655,734	(13,848,407)	(13,192,673)
Defensive Bond Fund	112,719,033	2,586,304	(1,262,425)	1,323,879
Multisector Bond Fund	177,200,437	3,119,427	(7,356,133)	(4,236,706)
Global Opportunistic Equity Fund	294,373,147	26,845,084	(12,066,765)	14,778,319
Alternatives Fund	194,229,576	7,578,344	(8,597,327)	(1,018,983)
The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals, mark to market on credit default swap contracts, contracts for difference, futures contracts, forward foreign currency exchange contracts, passive foreign investment companies (“PFICs”), 305(c) deemed dividends, straddle loss deferrals, investment in interest only ("IO") securities and contingent payment debt instruments ("CPDIs"), and timing of income recognition from Real Estate Investment Trusts (“REITs”).
As of April 30, 2025, the components of distributable earnings (accumulated losses) on a tax basis were as follows:
Morningstar Funds	Current Distributable Tax-Exempt Income	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total Distributable Earnings (Accumulated Losses)
U.S. Equity Fund	$—	$9,739,424	$82,260,042	$254,757,623	$—	$346,757,089
International Equity Fund	—	6,746,465	10,515,113	49,729,300	—	66,990,878
Global Income Fund	—	612,728	—	2,445,556	(18,476,248)	(15,417,964)
Total Return Bond Fund	—	—	—	(12,534,202)	(137,547,370)	(150,081,572)
Municipal Bond Fund	198,755	—	—	(13,192,673)	(13,864,635)	(26,858,553)
Defensive Bond Fund	—	55,935	—	1,323,879	(7,424,018)	(6,044,204)
Multisector Bond Fund	—	449,636	—	(4,291,910)	(23,975,927)	(27,818,201)
Global Opportunistic Equity Fund	—	4,164,442	9,375,966	14,635,815	—	28,176,223
Alternatives Fund	—	3,229,877	—	(1,012,234)	(2,301,948)	(84,305)
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are

Morningstar Funds Trust April 30, 2025

Notes to Financial Statements (continued)
reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications have no impact on the total net assets or the NAVs per share of the Funds. At April 30, 2025, the following reclassification was recorded:
Morningstar Funds	Accumulated Distributable Earnings (Accumulated Losses)	Paid-in Capital
U.S. Equity Fund	$(14,510,416)	$14,510,416
International Equity Fund	(2,222,757)	2,222,757
Global Opportunistic Equity Fund	(2,871,251)	2,871,251

The tax character of distributions paid during the fiscal year ended April 30, 2025 were as follows:
	Fiscal Year Ended April 30, 2025
Morningstar Funds	Tax-Exempt Income	Ordinary Income	Capital Gains	Total Distributions Paid
U.S. Equity Fund	$—	$31,894,743	$132,902,675 *	$164,797,418 *
International Equity Fund	—	23,703,003	14,369,730 *	38,072,733 *
Global Income Fund	—	10,328,373	—	10,328,373
Total Return Bond Fund	—	33,641,928	—	33,641,928
Municipal Bond Fund	10,043,500	497,473	—	10,540,973
Defensive Bond Fund	—	5,098,645	—	5,098,645
Multisector Bond Fund	—	9,385,089	—	9,385,089
Global Opportunistic Equity Fund	—	12,209,350	15,169,941 *	27,379,291 *
Alternatives Fund	—	6,519,588	—	6,519,588

*The amounts do not include the tax equalization utilized of $14,511,973, $2,222,757 and $2,871,251, respectively.
The tax character of distributions paid during the fiscal year ended April 30, 2024 were as follows:
	Fiscal Year Ended April 30, 2024
Morningstar Funds	Tax Exempt Income	Ordinary Income	Capital Gains	Total Distributions Paid
U.S. Equity Fund	$—	$23,462,336	$41,751,458	$65,213,794
International Equity Fund	—	18,789,554	—	18,789,554
Global Income Fund	—	12,554,100	—	12,554,100
Total Return Bond Fund	—	30,053,999	—	30,053,999
Municipal Bond Fund	9,291,963	460,441	—	9,752,404
Defensive Bond Fund	—	5,698,959	—	5,698,959
Multisector Bond Fund	—	10,383,805	—	10,383,805
Global Opportunistic Equity Fund	—	6,731,199	937,418	7,668,617
Alternatives Fund	—	8,664,487	—	8,664,487
For the period subsequent to December 31, 2024, through the fiscal year ended April 30, 2025, the Total Return Bond Fund incurred late year ordinary losses for which the Fund intends to treat as having been incurred in the following fiscal year of $290,377.
Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Capital loss carry forwards with no expiration will retain their character as either short-term or long-term capital losses.

Morningstar Funds Trust April 30, 2025

Notes to Financial Statements (continued)
At April 30, 2025, the capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:
	Fiscal Year Ended April 30, 2025
Morningstar Funds	Short-Term Capital Loss Carryforward	Long-Term Capital Loss Carryforward
Global Income Fund	$14,840,206	$3,636,042
Total Return Bond Fund	44,973,822	92,283,171
Municipal Bond Fund	1,301,726	12,562,909
Defensive Bond Fund	407,229	7,016,789
Multisector Bond Fund	13,246,162	10,729,765
Alternatives Fund	—	2,301,948

During the fiscal year ended April 30, 2025, the following Fund utilized capital loss carry forwards as follows:
Morningstar Funds
International Equity Fund	$(2,353,021)
Global Income Fund	(6,583,129)
Multisector Bond Fund	(1,330,283)
Alternatives Fund	(3,575,156)
9. Principal Ownership
As of April 30, 2025, the Funds had omnibus accounts owning more than 5% of the total Institutional shares outstanding of each Fund as follows:
Morningstar Funds	Number of Shareholders	% Ownership[1]
U.S. Equity Fund	4	99%
International Equity Fund	4	99%
Global Income Fund	4	99%
Total Return Bond Fund	4	99%
Municipal Bond Fund	4	99%
Defensive Bond Fund	4	99%
Multisector Bond Fund	4	99%
Global Opportunistic Equity Fund	4	99%
Alternatives Fund	4	99%

[1]Includes omnibus positions of broker-dealers representing numerous shareholder accounts.
Investment activities of these shareholders may have a material effect on the Funds.
10. Line of Credit
The Funds have a $50 million line of credit agreement with Northern Trust. Borrowings are made solely to facilitate the handling of redemptions or unusual or unanticipated short-term cash requirements. Because several Funds participate and collateral requirements apply, there is no assurance that an individual Fund will

Morningstar Funds Trust April 30, 2025

Notes to Financial Statements (continued)
have access to the entire $50 million at any particular time. Interest is charged to each Fund based on its borrowings at an amount of 1.25% above the Federal Funds rate. In addition, an administration fee of $10,000 is payable annually and allocated among the Funds based on net assets.
During the year ended April 30, 2025, the Funds made no borrowings against the line of credit.
11. Operating Segments
In this reporting period, the Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker ("CODM") in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. Each Fund represents a single operating segment and the Funds' Adviser acts as the CODM. The Funds' total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the Funds' financial statements.
12. Subsequent Events
Management has evaluated subsequent events for the Funds through the date this report was issued and has concluded that no subsequent events occurred which required recognition or disclosure.

Morningstar Funds Trust April 30, 2025

Report Of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Morningstar Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Morningstar Funds Trust comprising Morningstar U.S. Equity Fund, Morningstar International Equity Fund, Morningstar Global Income Fund, Morningstar Total Return Bond Fund, Morningstar Municipal Bond Fund, Morningstar Defensive Bond Fund, Morningstar Multisector Bond Fund, Morningstar Global Opportunistic Equity Fund, and Morningstar Alternatives Fund (the “Funds”) as of April 30, 2025, the related statements of operations and changes in net assets, and the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2025, the results of their operations, the changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial statements and financial highlights for the years ended April 30, 2024, and prior, were audited by other auditors whose report dated June 27, 2024, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian, brokers, agent banks, and counterparties; when replies were not received from brokers, agent banks, or counterparties, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2025.
/s/ COHEN & COMPANY, LTD.
Cleveland, Ohio
June 27, 2025

Morningstar Funds Trust April 30, 2025

Tax Information (unaudited)
LONG-TERM CAPITAL GAIN — The following Funds designated the below amounts as long-term capital gains, pursuant to Section 852(b)(3)(C) of the Code, for the fiscal year ended April 30, 2025:
Morningstar Funds	Long-Term Capital Gain
U.S. Equity Fund	$132,902,675
International Equity Fund	14,369,730
Global Opportunistic Equity Fund	15,169,941
CORPORATE DIVIDENDS-RECEIVED DEDUCTION (DRD) — A percentage of the dividends distributed during the fiscal year ended April 30, 2025, for the following Funds qualifies for the dividends-received deduction for corporate shareholders:
Morningstar Funds	Corporate DRD Percentage (%)
U.S. Equity Fund	30
International Equity Fund	1
Global Income Fund	10
Total Return Bond Fund	— *
Defensive Bond Fund	1
Multisector Bond Fund	1
Global Opportunistic Equity Fund	10
Alternatives Fund	7
* Amount rounds to less than 0.5%
QUALIFIED DIVIDEND INCOME (QDI) — Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended April 30, 2025, are designated as “qualified dividend income”, as defined in the Act:
Morningstar Funds	QDI Percentage (%)
U.S. Equity Fund	35
International Equity Fund	100
Global Income Fund	30
Total Return Bond Fund	— *
Defensive Bond Fund	1
Multisector Bond Fund	1
Global Opportunistic Equity Fund	29
Alternatives Fund	9
* Amount rounds to less than 0.5%
FOREIGN TAX CREDIT — The Fund below intends to make an election that will allow shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid by them. The amount per share which represents income from sources within, and taxes paid to, foreign countries is as follows:
Morningstar Funds	Foreign Tax Credit	Foreign Source Income
International Equity Fund	$0.03	$0.22

Morningstar Funds Trust April 30, 2025

Tax Information (unaudited) (continued)
EXEMPT-INTEREST DIVIDENDS — During the fiscal year ended April 30, 2025, the percentage of dividends derived from net investment income paid by the following Fund qualifies as “exempt-interest dividends,” excludable from gross income for Federal income tax purposes:
Morningstar Funds	Exempt-Interest Dividend (%)
Municipal Bond Fund	95

Morningstar Funds Trust April 30, 2025

Changes in and Disagreements with Accountants for Open-End Management
Investment Companies (unaudited)
Effective February 13, 2025, Ernst & Young LLP resigned and therefore ceased to serve as the independent registered public accounting firm of the Morningstar Funds Trust (the “Trust”). The Board of Trustees of the Trust (the “Board”) and the Audit Committee of the Board, approved Cohen & Company, Ltd. (“Cohen”) to serve as the new independent registered public accounting firm for all Funds in the Trust for the fiscal year ending April 30, 2025.
The reports of Ernst & Young LLP on the financial statements for the fiscal years ended April 30, 2023 and 2024 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.
During the Funds’ fiscal years ended April 30, 2023 and April 30, 2024, or for the period from May 1, 2024 through February 13, 2025, (the “Interim Period”): (i) there have been no disagreements with Ernst & Young LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of Ernst & Young LLP would have caused them to make reference thereto in their reports on the financial statements for such years or Interim Period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
During the fiscal years ended April 30, 2023 and April 30, 2024, and during the Interim Period, neither the Trust nor anyone acting on its behalf consulted with Cohen on behalf of the Trust on items that concerned the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds' financial statements, or any matter that was either (i) the subject of a disagreement (as defined in Item 304(a)(1)(iv) under Regulation S-K and related instructions) or (ii) a reportable event (as described in Item 304(a)(1)(v) under Regulation S-K).
The Funds have requested that Ernst & Young LLP furnish it with a letter addressed to the SEC stating whether or not it agrees with the above statements.

Morningstar Funds Trust April 30, 2025

Proxy Disclosures for Open-End Management Investment Companies (unaudited)
Not applicable.

Morningstar Funds Trust

Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies
The information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Morningstar Funds Trust April 30, 2025

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited)
The Morningstar Funds Trust (the “Trust”) is a Delaware statutory trust organized under the laws of the State of Delaware on March 1, 2017 and registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940. The Trust consists of nine (9) series (each series a “Fund”, collectively the “Funds”). Each Fund has an Investment Advisory Agreement with Morningstar Investment Management, LLC (“Morningstar”) and each Fund also has at least one Subadvisory Agreement with a Subadviser to that Fund.
The Funds and their Subadvisers that were approved by the Board of Trustees of the Trust (the “Board”) during the Fund’s most recent fiscal half year were:

Morningstar U.S. Equity Fund	Morningstar Municipal Bond Fund

• ClearBridge Investments, LLC	• Allspring Global Investments, LLC
• Diamond Hill Capital Management, Inc.	• T. Rowe Price Associates, Inc.
• Massachusetts Financial Services Company (d/b/a MFS Investment Management)
• Wasatch Advisors, LP (d/b/a Wasatch Global Investors)	Morningstar Defensive Bond Fund
• Westwood Management Corp.	• First Pacific Advisors, LP

Morningstar International Equity Fund	Morningstar Multisector Bond Fund

• Harding Loevner LP	• Loomis, Sayles & Company, L.P.
• Harris Associates L.P.	• TCW Investment Management Company LLC
• Lazard Asset Management LLC	• Voya Investment Management Company, LLC
• T. Rowe Price Associates, Inc.
○ T. Rowe Price Singapore Private Ltd
○ T. Rowe Price International Ltd	Morningstar Global Opportunistic Equity Fund
○ T. Rowe Price Hong Kong Limited
• Lazard Asset Management LLC
Morningstar Global Income Fund

• Cullen Capital Management, LLC	Morningstar Alternatives Fund
• Western Asset Management Company, LLC
• BlackRock Financial Management, Inc.
Morningstar Total Return Bond Fund	○ BlackRock International Limited
• SSI Investment Management LLC
• BlackRock Financial Management, Inc.	• Water Island Capital, LLC
○ BlackRock International Limited
○ BlackRock (Singapore) Limited
• Guggenheim Partners Investment Management, LLC

Morningstar Funds Trust April 30, 2025

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited) (continued)
Board Approval/Renewal of the Investment Advisory Agreement and the Subadvisory Agreements
One of the primary responsibilities of the Board is to determine whether to renew the Funds’ Investment Advisory Agreement with Morningstar and the Funds’ respective Subadvisory Agreements. The Funds’ Investment Advisory Agreement and Subadvisory Agreements were scheduled to expire at the end of April 2025. In March 2025, the Board met to consider whether to renew these Subadvisory Agreements for a one-year period, through April 30, 2026.
As a result of information provided by T. Rowe Price Associates, Inc. regarding the need for sub-sub-advisory agreements (including in light of personnel changes), the Board also considered whether to approve new sub-subadvisory agreements on behalf of the Morningstar International Equity Fund: (i) between T. Rowe Price Associates, Inc. and T. Rowe Price International Ltd; and (ii) between T. Rowe Price Associates, Inc. and T. Rowe Price Hong Kong Limited (together, the “New T. Rowe Price Sub-Subadvisory Agreements”) and whether to approve a new subadvisory agreement on behalf of the Morningstar Total Return Bond Fund with Guggenheim Partners Investment Management, LLC (together with the Subadvisory Agreements and the New T. Rowe Price Sub-Subadvisory Agreements, the “Agreements”).
The Board decided to renew and, as applicable, approve the Agreements. This note reviews the factors that the Board considered and discusses its conclusions. This introductory section of this note highlights key considerations in the renewal/approval process. The body of this note, which follows, provides more details of the review process undertaken by and the conclusions reached by the Board.
Key Considerations
While the Board reviewed many factors as part of its decision-making process, the Board would like to highlight two of those factors:  fund expenses and investment performance.
• Fund Expenses - Fund expenses are an important factor because they directly affect shareholder returns. The Board noted that one of Morningstar’s investment principles - minimizing costs - is consistent with this view. The Board continues to be encouraged by Morningstar’s commitment to lowering costs to shareholders, notably through its implementation of voluntary expense waivers and expense reimbursements.
 In its review of Fund expenses, the Board noted that, for six of the nine Funds, actual total expenses as a percentage of average net assets were either at or below the median actual total expenses for a peer group of comparable funds; in addition, for seven of the nine Funds, actual management fees paid as a percentage of average net assets were below the median actual management fees paid for a peer group of comparable funds. For the Alternatives Fund, actual total expenses as a percentage of average net assets exceeded the peer group median by 0.126%. For the Municipal Bond Fund, actual total expenses as a percentage of average net assets exceeded the peer group median by 0.01% and actual management fees paid exceeded the peer group median by 0.018%. For the U.S. Equity Fund, actual management fees paid exceeded the peer group median by 0.061%. For the Total Return Bond Fund, actual management fees paid exceeded the peer group median by 0.02%.

Morningstar Funds Trust April 30, 2025

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited) (continued)
 The Board discussed with Morningstar management plans for increasing assets in the Funds as a way of reducing the total expense levels through economies of scale. The Board concluded that the fees were fair and reasonable. For more information, see “Fund Expenses” below. Information about the peer groups can be found below under “Renewal/Approval of the Agreements.”
•  Investment Performance - Fund performance was also important to the Board. In evaluating performance, the Board looked at each Fund’s performance relative to other funds that invest in similar types of securities, its performance relative to an index benchmark, and its risk-adjusted performance. Performance as compared to peer funds for calendar year 2024 was mixed:
○ The Municipal Bond Fund performed in the best performing quintile of its category (i.e., 1st out of 5 performing quintiles, with 1st quintile being the best performing quintile);
○ The Total Return Bond Fund and Global Opportunistic Equity Fund performed in the second-best performing quintile of their categories (i.e., 2nd out of 5 performing quintiles, with 1st quintile being the best performing quintile);
○ The Alternatives Fund performed in the middle performing quintile of its category (i.e., 3rd out of 5 performing quintiles, with 1st quintile being the best performing quintile);
○ The Defensive Bond Fund, Multisector Bond Fund, Global Income Fund, and U.S. Equity Fund performed in the second-lowest performing quintile of their categories (i.e., 4th out of 5 performing quintiles, with 1st quintile being the best performing quintile); and
○ The International Equity Fund performed in the lowest performing quintile of their categories (i.e., 5th out of 5 performing quintiles, with 1st quintile being the best performing quintile);
The Board discussed the relative underperformance of several of the Funds with Morningstar and the reasons for the underperformance.  As part of these discussions, Morningstar shared changes and enhancements to certain Funds that are being evaluated. Based on Morningstar’s willingness to take appropriate measures to address Fund performance issues and Morningstar’s responsiveness to the Board’s concerns about investment performance, the Board concluded that no changes with respect to the Funds were warranted at the time and noted that it would continue to monitor future performance.
For more information, including a discussion of the performance of individual Funds, see “Investment Performance” below.
The Board invites comments from shareholders on this disclosure and how it may be enhanced. Shareholders may email the Board with their suggestions at BoardofTrustees.MorningstarFundsTrust@morningstar.com

Morningstar Funds Trust April 30, 2025

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited) (continued)
Renewal/Approval of the Agreements
At a Board of Trustees meeting on March 12, 2025, the Board unanimously approved the renewal and, as applicable, the approval of the Agreements. The Board determined that the Agreements, including the investment advisory and subadvisory fees in the Agreements, were fair and reasonable.
Prior to making these approvals, the Board considered materials and presentations related to the Agreements. Among the topics addressed in these materials and presentations were:
• The services that Morningstar and each Subadviser provided and would provide to each Fund.
• Morningstar’s investment management operations.
• The investment approach or proposed investment approach for each Fund and whether this investment approach was being followed by Morningstar and each Subadviser.
• The due diligence conducted on each Subadviser by Morningstar, and Morningstar’s reasons for recommending the retention of each Subadviser and the renewal or approval of the related Subadvisory Agreement.
• The due diligence conducted by the Trust’s Chief Compliance Officer with regard to compliance programs and capabilities of Morningstar and each Subadviser.
• The services that the custodian, fund administrator, transfer agent and distributor provided and would provide to each Fund.
• The fees paid and to be paid to service providers to each Fund, including Morningstar and each Subadviser.
• The expense ratio for each Fund, reflecting both the fees paid and to be paid to service providers and expenses incurred and to be incurred directly by each Fund.
• Expense limitation arrangements, to be achieved by fee waivers and expense reimbursements by Morningstar.
The information obtained by the Board during the renewal process included a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent analyst. The analysis in the report was based on data from Lipper, Inc. The report from Broadridge analyzed each Fund’s performance and risk relative to other funds that invest in similar types of securities. The analysis covered performance for the periods ended December 31, 2024.
In addition, the report analyzed each Fund’s expenses relative to a smaller group of comparable funds selected by Broadridge. These “peer groups” of comparable funds were composed of funds with similar investment objectives that were distributed in a similar manner to the Funds (e.g., funds with similar distribution platforms and that are sold as part of a multi-asset solution program).

Morningstar Funds Trust April 30, 2025

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited) (continued)
Because these peer groups contained a limited number of funds, Morningstar requested that Broadridge prepare “supplemental peer groups” that included comparable funds that are available outside of multi-asset solution programs and received the results of these supplemental peer groups. The Board considered the “supplemental peer groups”, but ultimately concluded that the original peer groups were more appropriate as a comparison than the supplemental peer groups.
The Board noted that there may be some differences between the peer groups and the Funds. Specifically, some of the funds in the peer groups have a larger asset base than the Funds. In addition, some of the funds in the peer groups are distributed through proprietary sales channels, while the Funds are distributed through non-proprietary channels and as part of an investment advisory solution offered by financial institutions. Despite these differences, the Board concluded that the Broadridge report was helpful in the review process.
The Board also considered that the fee and expense information reflected information as of a certain date and that historical asset levels may differ from current asset levels, particularly in a period of market volatility.
In addition, the Board’s deliberations were also informed by the meetings that the Board had held since the prior renewal of the Agreements in 2024 with representatives of Morningstar, certain Subadvisers and the Trust’s Chief Compliance Officer.
Throughout the approval process, the Independent Trustees received assistance from independent counsel. The Independent Trustees met separately with independent counsel. More information about the Independent Trustees and their role is available at https://www.morningstar.com/company/morningstar-funds-governance.
Factors Considered
In making their determination, the Board considered multiple factors. The Board did not quantify or assign relative weights to the factors. Each member of the Board may have assigned different weights to the factors.
The factors considered included:
• The investment performance of each Fund and the performance of Morningstar and each Subadviser in achieving this performance.
• Whether each Fund had operated in accordance with its investment objective.
• The fairness of the compensation under the Investment Advisory Agreement and Subadvisory Agreements.
• The expense ratio to be borne by shareholders, considering the combined effect of the pricing structure of each Fund and existing fee waivers and expense reimbursements.
• Morningstar’s investment principles.

Morningstar Funds Trust April 30, 2025

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited) (continued)
• The nature, extent and quality of services that Morningstar and each Subadviser provided and would be expected to provide to each Fund.
• The background, experience, personnel (including talent management and related diversity and inclusion matters), operations, technology, policies, procedures and compliance functions of Morningstar and each Subadviser, including their experience as managers of other funds and accounts, their investment management approaches and resources, their financial condition and their reputation in the industry.
• The compatibility of each Subadviser’s operations, policies, procedures and compliance functions with those of Morningstar and other service providers to the Funds.
• The Trust’s Chief Compliance Officer’s review of the compliance programs and capabilities of Morningstar and of each Subadviser, including the policies and procedures in place to address actual and potential conflicts of interest.
• Morningstar’s risk management program, especially those aspects of the program related to selecting and overseeing the Subadvisers to each Fund.
• The use or proposed use of derivatives and other complex instruments to carry out each Fund’s investment goals.
• Each Subadviser’s risk management program.
• Profitability matters and economies of scale.
The following discussion reviews some of the primary components of the Board’s decision to approve the renewal or, as applicable, the approval of the Agreements. This discussion is not intended to be exhaustive, but rather summarizes certain factors considered by the Board.
Services Provided
The Board reviewed each Fund’s investment goal, Morningstar’s and each Subadviser’s investment strategy to achieve that goal, and Morningstar’s and each Subadviser’s success in achieving, and ability to continue to achieve, that investment strategy.
The Board considered Morningstar’s investment principles, as well as Morningstar’s values and culture. They concluded that the principles were consistent with shareholder interests and, in light of Morningstar’s values and culture, believe Morningstar has, and will continue to be able to, manage the Funds in a manner consistent with those principles.

Morningstar Funds Trust April 30, 2025

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited) (continued)
The Board took note of Morningstar’s responsibilities as the investment adviser to each Fund which include:
• Portfolio construction for each Fund, involving asset allocation among Subadvisers, , Morningstar research ideas generated using custom exposure portfolios constructed by Morningstar (“Equity Sleeves”), cash and other investments.
• Oversight and monitoring of the day-to-day investment activities of the Subadvisers and the ongoing assessment of their performance.
• Morningstar’s implementation and execution of the Equity Sleeves.
• Risk management.
• Oversight and monitoring of the Subadvisers’ compliance with the investment mandate, compliance policies and procedures and federal securities laws.
• Performance of due diligence of each Subadviser’s risk management, operations, trading activities, technology and financial condition.
• Reporting to the Board.
• The implementation of the Board’s directives with regard to the Funds.
With respect to the services provided by the Subadvisers, the Board took note of the responsibilities that each Subadviser has with respect to the portion of a Fund’s assets allocated to the Subadviser by Morningstar. These responsibilities include implementing the investment strategies for that portion of each Fund’s assets and ensuring compliance with the investment policies and limitations. The Board considered the performance of the Subadvisers in managing the Funds or other investment products, including other mutual funds, with similar strategies. The Board considered Morningstar’s rationale for recommending the continued retention or approval of each Subadviser.
The Board considered other investment advisory services offered by Morningstar and each Subadviser, as well as any potential conflicts in connection with providing these services. Based on their review, the Board was satisfied with the nature, extent and quality of the overall services provided and to be provided by Morningstar and each Subadviser. The Board was confident in the abilities of Morningstar and each Subadviser to implement the respective investment strategy and to provide quality services to each Fund.

Morningstar Funds Trust April 30, 2025

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited) (continued)
Investment Performance
Fund performance was also very important to the Board. In evaluating performance, the Board looked at each Fund’s performance relative to other funds with the same investment objective, its performance relative to its index benchmark, and its risk-adjusted performance.
The Board also considered whether each Fund had operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance. The Board took into account discussions at Board meetings since the Board’s prior renewal of the Agreements in 2024 with representatives of Morningstar about Fund investment performance.
In addition to reviewing absolute and relative Fund performance, the Board periodically considers the appropriateness of Fund performance metrics in evaluating the results achieved. The Board periodically reviews the performance benchmarks for each Fund recommended by Morningstar and the process used by Morningstar to develop its benchmark recommendations; the Board also periodically reviews how these benchmarks are used to evaluate the performance of each Fund, of Morningstar and of each Subadviser.
One of the performance metrics used by the Board in evaluating performance is the Sharpe Ratio. The Sharpe Ratio is a way to measure a fund’s risk-adjusted returns. It measures a fund’s “excess performance” per unit of risk. Excess performance (defined as the return above the three-month T-bill return) is divided by monthly standard deviation (a measure of risk) to assess a fund’s risk-to-return trade-off relative to similar funds. The higher the Sharpe Ratio, the better the fund’s historical risk-adjusted performance has been.
A summary of the Board’s review of each Fund’s performance follows:
Morningstar Alternatives Fund – The Fund had total returns in the middle performing quintile of multistrategy funds (i.e., 3rd out of 5 quintiles, with 1st quintile being the best performing quintile) for the one-, three-, and five-year periods ended December 31, 2024. The Fund outperformed its benchmark of the Morningstar U.S. Cash T-Bill TR USD for the one- and five-year periods ended December 31, 2024, but underperformed its benchmark for the three-year period ended December 31, 2024. The Fund’s Sharpe Ratio for the three- and five-year periods ended December 31, 2024 were in the middle and second-best performing quintiles, respectively. The Board concluded that no changes with respect to the Fund were warranted at the time and noted that it would continue to monitor future performance.
Morningstar Defensive Bond Fund – The Fund had total returns in the second-lowest performing quintile of short-term bond funds (i.e., 4th out of 5 quintiles, with 1st quintile being the best performing quintile) for the one-year period ended December 31, 2024, total returns in the second-best performing quintile of short-term bond funds for the three-year period ended December 31, 2024, and total returns in the best performing quintile of short-term bond funds for the five-year period ended December 31, 2024. The Fund outperformed its benchmark of the Bloomberg U.S. Aggregate Index for the one-, three-, and five-year periods ended December 31, 2024. The Fund’s Sharpe Ratio for the three- and five-year periods ended December 31, 2024

Morningstar Funds Trust April 30, 2025

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited) (continued)
were in the middle and second-best performing quintiles, respectively. Taking into account the relative underperformance for the one-year period ended December 31, 2024, the Board concluded that no changes with respect to the Fund were warranted at the time and noted that it would continue to monitor future performance.
Morningstar Global Income Fund – The Fund had total returns in the second-lowest performing quintile of global allocation funds (i.e., 4th out of 5 performing quintiles, with 1st quintile being the best performing quintile) for the one- and five-year periods ended December 31, 2024 and had total returns in the middle performing quintile of global allocation funds for the three-year period ended December 31, 2024. The Fund outperformed its benchmark of the Morningstar Global Income Blended Index for the three-year period ended December 31, 2024, but underperformed its benchmark for the one- and five-year periods ended December 31, 2024. The Fund’s Sharpe Ratio for the three- and five-year periods ended December 31, 2024 were in the middle and second-lowest performing quintiles, respectively. While the Board was disappointed with the relative underperformance of the Fund for the periods ended December 31, 2024, the Board noted that the income generation of the Fund was strong and concluded that no changes with respect to the Fund were warranted at the time and noted that it would continue to monitor future performance.
Morningstar International Equity Fund – The Fund had total returns in the lowest performing quintile of foreign large blend funds (i.e., 5th out of 5 performing quintiles, with 1st quintile being the best performing quintile) for the one- and five-year periods ended December 31, 2024 and had total returns in the second-lowest performing quintile of foreign large blend funds for the three-year period ended December 31, 2024. The Fund underperformed its benchmark of the Morningstar Global Markets Ex-U.S. Index (net) for the one-, three-, and five-year periods ended December 31, 2024. The Fund’s Sharpe Ratio for the three- and five-year periods ended December 31, 2024 were in the second-best performing quintile. While the Board was disappointed with the relative underperformance of the Fund for the periods ended December 31, 2024, the Board concluded that no changes with respect to the Fund were warranted at the time and noted that it would continue to monitor future performance.
Morningstar Multisector Bond Fund – The Fund had total returns in the second-lowest performing quintile of multisector bond funds (i.e., 4th out of 5 performing quintiles, with 1st quintile being the best performing quintile) for the one- and three-year periods ended December 31, 2024 and had total returns in the lowest performing quintile of multisector bond funds for the five-year period ended December 31, 2024. The Fund underperformed its benchmark of the Morningstar Multisector Bond Blended Index for the one-, three-, and five-year periods. The Fund’s Sharpe Ratio for the three- and five-year periods ended December 31, 2024 were in the second-best and second-lowest performing quintiles, respectively. While the Board was disappointed with the relative underperformance of the Fund for the periods ended December 31, 2024, the Board concluded that no changes with respect to the Fund were warranted at the time and noted that it would continue to monitor future performance.
Morningstar Municipal Bond Fund – The Fund had total returns in the best performing quintile of muni national intermediate funds (i.e., 1st out of 5 performing quintiles, with 1st quintile being the best performing quintile) for the one- and three-year periods ended December 31, 2024 and had total returns in the second-best performing quintile of muni national intermediate funds for the five-year period ended December 31, 2024. The Fund outperformed its benchmark of the Morningstar Municipal Bond Blended Index for the one- and

Morningstar Funds Trust April 30, 2025

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited) (continued)
five-year periods ended December 31, 2024, but underperformed its benchmark for the three-year period ended December 31, 2024. The Fund’s Sharpe Ratio for the three- and five-year periods ended December 31, 2024 were in the middle performing quintile. The Board concluded that no changes with respect to the Fund were warranted at the time and noted that it would continue to monitor future performance.
Morningstar Total Return Bond Fund – The Fund had total returns in the second-best performing quintile of intermediate core bond funds (i.e., 2nd out of 5 performing quintiles, with 1st quintile being the best performing quintile) for the one-year period ended December 31, 2024, total returns in the lowest performing quintile of intermediate core bond funds for the three-year period ended December 31, 2024 and total returns in the second-lowest performing quintile of intermediate core bond funds for the five-year period ended December 31, 2024. The Fund outperformed its benchmark of the Bloomberg U.S. Aggregate Bond Index for the one-year period ended December 31, 2024, but underperformed its benchmark for the three- and five-year periods ended December 31, 2024. The Fund’s Sharpe Ratio for the three- and five-year periods ended December 31, 2024 were in the second-lowest and second-best performing quintiles, respectively. The Board was encouraged by the improved performance of the Fund for the one-year period ended December 31, 2024 and the Board concluded that no changes with respect to the Fund were warranted at the time and noted that it would continue to monitor future performance. The Board noted that Guggenheim had not provided any services to the Fund, and therefore there was no investment performance of Guggenheim with respect to the applicable Fund.
Morningstar Global Opportunistic Equity Fund – The Fund had total returns in the second-best performing quintile of global allocation funds (i.e., 2nd out of 5 performing quintiles, with 1st quintile being the best performing quintile) for the one-year period ended December 31, 2024, and total returns in the best performing quintile of global allocation funds for the three- and five-year periods ended December 31, 2024. The Fund outperformed its benchmark of the Morningstar Global Markets NR Index for the three- and five-year periods ended December 31, 2024, but underperformed its benchmark for the one-year period ended December 31, 2024. The Fund’s Sharpe Ratio for the three- and five-year periods ended December 31, 2024 were in the best performing quintile. The Board concluded that no changes with respect to the Fund were warranted at the time and noted that it would continue to monitor future performance.
Morningstar U.S. Equity Fund –  The Fund had total returns in the second-lowest performing quintile of large blend funds (i.e., 4th out of 5 performing quintiles, with 1st quintile being the best performing quintile) for the one- and five-year periods ended December 31, 2024 and total returns in the middle performing quintile of large blend funds for the three-year period ended December 31, 2024. The Fund underperformed its benchmark of the Morningstar U.S. Market TR USD Index for the one-, three-, and five-year periods ended December 31, 2024. The Fund’s Sharpe Ratio for the three- and five-year periods ended December 31, 2024 were in the second-best and middle performing quintiles, respectively. While the Board was disappointed with the relative underperformance of the Fund for the periods ended December 31, 2024, the Board concluded that no changes with respect to the Fund were warranted at the time and noted that it would continue to monitor future performance.

Morningstar Funds Trust April 30, 2025

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited) (continued)
The Cost of Services
The Board considered the cost or anticipated cost of the services provided and to be provided and the profits or losses or anticipated profits or losses realized or to be realized by Morningstar and each Subadviser from a relationship with the Funds.
As requested by the Board, Morningstar provided profitability information for each Fund, as well as aggregate profitability information for all of the Funds, using a revenue and cost allocation methodology that was reviewed and discussed with the Board.
The Board noted that each Fund had incurred considerable expenses since its formation and that these expenses were largely absorbed by Morningstar through fee waivers and expense reimbursements. Beyond the waiver and reimbursement agreements, Morningstar paid certain start-up costs that otherwise could have been borne by the Funds.
The Board noted that Morningstar does not have an affiliated entity providing transfer agent, custodial, broker-dealer, fund administration or other services to the Funds. Therefore, Morningstar does not generate additional fees for itself through Fund services provided by related entities. The lack of supplemental sources of revenue was a significant factor to the Trustees.
With regard to the Subadvisers, the Board noted that the subadvisory fees are paid to each Subadviser by Morningstar and are not additional fees borne by each Fund. These fees were the product of arms-length negotiations between Morningstar and each Subadviser. As a result, the costs of the services and the profits of the Subadvisers from their relationships with the Funds were not a material factor in the Board’s consideration of the Subadvisory Agreements.
With respect to the impact on Morningstar’s profitability as a result of hiring new Subadvisers, the Board considered the fee waiver and expense limitation arrangements in effect and Morningstar’s belief that the hiring of a new Subadviser will not have any demonstrable impact on Morningstar’s profitability.
The Board considered other actual and potential benefits (often called “fall-out benefits”) that accrue to Morningstar and each of the Subadvisers from managing the Funds. These benefits include the acquisition and use of research services by the Subadvisers with commissions generated by the Funds (known as “soft dollar” arrangements). The Board noted that soft dollar arrangements may result in the Funds bearing costs to purchase research that may be used by the Subadvisers with other clients and may reduce the Subadvisers’ expenses.
The Board also considered reviews undertaken by the Trust’s Chief Compliance Officer concluding that these arrangements are consistent with regulatory requirements. The Board noted that Morningstar itself does not use soft dollar arrangements.
The Board considered the substantial costs incurred by Morningstar related to the launch of the Funds and, while Morningstar’s revenues and profit increased over the past year, the Board was satisfied that the profitability was not excessive with respect to the Funds in the aggregate or individually.

Morningstar Funds Trust April 30, 2025

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited) (continued)
Fund Expenses
Fund expenses are an important factor because they directly affect shareholder returns. In reviewing fund expenses, the Board placed emphasis on total expenses as a percentage of assets (after fee waivers and expense reimbursements by Morningstar) because they represent the total costs to shareholders of investing in the Funds. However, the Board also considered the components of total expenses, namely the actual management fee paid (after fee waivers and expense reimbursements by Morningstar), transfer agent expenses, custodial expenses and other expenses. The Board also reviewed, but placed less emphasis on, the contractual management fee before waivers and expense reimbursements.
The Board noted that one of Morningstar’s investment principles for investment management is minimizing costs. In this regard, the Board was encouraged by Morningstar’s commitment to lowering costs to shareholders, notably through its implementation of fee waivers and expense reimbursements by Morningstar.
In its review of Fund expenses, the Board noted that, for six of the nine Funds, actual total expenses as a percentage of average net assets were either at or below the median actual total expenses for a peer group of comparable funds; in addition, for seven of the nine Funds, actual management fees paid as a percentage of average net assets were below the median actual management fees paid for a peer group of comparable funds. For the Alternatives Fund, actual total expenses as a percentage of average net assets exceeded the peer group median by 0.126%. For the Municipal Bond Fund, actual total expenses as a percentage of average net assets exceeded the peer group median by 0.01% and actual management fees paid exceeded the peer group median by 0.018%. For the U.S. Equity Fund, actual management fees paid exceeded the peer group median by 0.061%. For the Total Return Bond Fund, actual management fees paid exceeded the peer group median by 0.02%.
The Board also considered the fees charged by Morningstar to other clients. The Board noted that Morningstar charges lower fees to some other clients but that the services provided to those accounts, are not similar. Morningstar reviewed with the Board the broader scope of services it provides to the Funds, including management of cash flows as a result of redemptions and purchases, oversight of service providers, preparation of annual registration statement updates, preparation of financial information, and compliance with federal and state laws and regulations. These services require a higher level of infrastructure, including personnel, office space, technology and legal support. Morningstar also highlighted the significant business, reputational and other risks associated with launching, sponsoring and maintaining the Funds.
Based upon its consideration of all these factors, the Trustees determined that the investment advisory and subadvisory fee structure for each Fund was fair and reasonable.
Economies of Scale
The Board considered economies of scale that may be realized by Morningstar and each Subadviser as each Fund grows larger and the extent to which these economies would be shared with each Fund’s shareholders, including through increased services to the Funds, through expense limitation arrangements, or through fee or expense ratio reductions (such as breakpoints in the fee schedule). The Board noted that Morningstar implemented an expense limitation arrangement which has been and will continue to be reevaluated periodically.

Morningstar Funds Trust April 30, 2025

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited) (continued)
The Board concluded that economies of scale were not a significant factor with regard to the management fee at this time given the current assets in the Funds and that the expense limitation arrangement is in effect.
Conclusion
After consideration of the foregoing factors, and such other matters as were deemed relevant, and with no single factor being determinative to their decision, the Board—including a majority of the Independent Trustees with the assistance of independent counsel—approved the renewal and, as applicable, the approval of the Agreements and concluded that the investment advisory and subadvisory fee structure provided for in the agreements was fair and reasonable.

Morningstar Funds Trust is available to citizens or legal residents of the United States or its territories through investment platforms provided by financial institutions on a stand-alone basis and/or part of a model portfolio designed and maintained by a financial institution including the Adviser.
Adviser
Morningstar Investment Management LLC
22 West Washington Street
Chicago, Illinois 60602
Distributor
Foreside Fund Services, LLC
190 Middle St, Suite 301
Portland, Maine 04101
Prospectus
Please go to http://connect.rightprospectus.com/Morningstar
to access the Morningstar Funds Trust prospectus.
Shareholder Rights
When you buy shares in a fund of the Morningstar Funds Trust, you become a shareholder of that fund. As a shareholder, you have certain rights and protections, chief among them an independent board of trustees, whose main role is to represent your interests. The Board of Trustees for the Morningstar Funds Trust is committed to representing your interests as well as implementing and maintaining sound fund governance principles. To learn more about the Board of Trustees please go to https://www.morningstar.com/company/morningstar-funds-governance.
This report is general information for the shareholders of the Morningstar Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by the Funds’ current prospectus. Portfolio holdings and other information expressed or noted herein are as of the end of the reporting period and are subject to change.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the financial statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the financial statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the financial statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Exhibit 99.CODE : Code of Ethics pursuant to Item 2 of Form N-CSR.

(a)(2) Not applicable

(a)(3) Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4) Not applicable.

(a)(5) Change in the registrant’s independent public accountant filed herewith.

(b) Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morningstar Funds Trust

By /s/ Daniel E. Needham
Daniel E. Needham, President
(Principal Executive Officer)

Date: July 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Daniel E. Needham
Daniel E. Needham, President
(Principal Executive Officer)

Date: July 8, 2025

By /s/ Tracy L. Dotolo
Tracy L. Dotolo, Treasurer
(Principal Financial Officer)

Date: July 8, 2025